                                                      REGISTRATION NO. 33-58950
                                                     REGISTRATION NO. 811-01705

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933      [X]
                      Post-Effective Amendment No. 42    [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940  [X]
                             Amendment No. 375           [X]
                       (Check appropriate box or boxes)

                               -----------------

                              SEPARATE ACCOUNT A
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                  (NAMES AND ADDRESSES OF AGENTS FOR SERVICE)

                               -----------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On May 1, 2019 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

                                     NOTE

This Post-Effective Amendment No. 42 ("PEA") to the Form N-4 Registration Statement No. 33-58950 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectus, Supplement and Statement of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

MOMENTUM PLUS/SM/

Retirement Planning from AXA Equitable


PROSPECTUS DATED MAY 1, 2019


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PARTICIPATING IN OR ALLOCATING AMOUNTS UNDER THE CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

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WHAT IS MOMENTUM PLUS/SM/?

MOMENTUM PLUS/SM/ is a group deferred annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY. It is a funding vehicle for employers who sponsor qualified retirement plans. The MOMENTUM PLUS/SM/ employer-sponsored retirement program includes 401(a) and 401(k) plans which are described in this prospectus. The MOMENTUM PLUS/SM/ program consists of a defined contribution IRS pre-approved plan and trust ("Plan and Trust"), which we sponsor, and a pooled trust ("Pooled Trust") for employers who prefer to use their own qualified plan.

This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The contract should also be read carefully.

The contract provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. Contributions accumulate on a tax-deferred basis. A contract owner may fund a plan by selecting any number of our investment options. The investment options include variable investment options and one guaranteed interest account option ("investment options"). The contract investment options that the contract owner has chosen correspond to certain of the options offered under the 401(a) or 401(k) plans available to a participant. A contract owner is an employer or plan trustee.

This contract is no longer being sold. This prospectus is used with current contract owners only. You should note that your contract features and charges, and your investment options, may vary depending on your state and/or the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional and/or refer to your contract.

VARIABLE INVESTMENT OPTIONS
FIXED INCOME
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.. Charter/SM/ Multi-Sector Bond
.. EQ/Core Bond Index
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/Money Market
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. Multimanager Core Bond
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DOMESTIC EQUITY
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.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value
.. 1290 VT Socially Responsible

.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/AB Small Cap Growth/(1)/

.. EQ/BlackRock Basic Value Equity
.. EQ/Capital Guardian Research

.. EQ/ClearBridge Large Cap Growth/(1)/

.. EQ/Common Stock Index

.. EQ/Equity 500 Index
.. EQ/Franklin Small Cap Value Managed Volatility/(1)/
.. EQ/Invesco Comstock
.. EQ/Janus Enterprise/(1)/
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Core Managed Volatility/(1)/
.. EQ/Large Cap Growth Index


.. EQ/Large Cap Growth Managed Volatility/(1)/
.. EQ/Large Cap Value Index
.. EQ/Large Cap Value Managed Volatility/(1)/
.. EQ/Loomis Sayles Growth/(1)/
.. EQ/Mid Cap Index
.. EQ/Mid Cap Value Managed Volatility/(1)/

.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
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INTERNATIONAL/GLOBAL
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.. EQ/Global Equity Managed Volatility/(1)/
.. EQ/International Core Managed Volatility/(1)/
.. EQ/International Equity Index
.. EQ/International Value Managed Volatility/(1)/

.. EQ/MFS International Growth
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ASSET ALLOCATION/HYBRID
--------------------------------------------------------------------------------

.. EQ/Aggressive Allocation/(1)/
.. EQ/Conservative Allocation/(1)/
.. EQ/Conservative-Plus Allocation/(1)/
.. EQ/Moderate Allocation/(1)/
.. EQ/Moderate-Plus Allocation/(1)/

.. Target 2015 Allocation
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation
.. Target 2055 Allocation
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(1)This is the variable investment option's new name. Please see "Portfolios of the Trusts" later in this prospectus for the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus.


As permitted by your employer's plan, a participant may allocate amounts to any of the variable investment options subject to any restrictions that may apply. Each variable investment option is a sub-account of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

GUARANTEED INTEREST OPTION. You also may allocate amounts to the guaranteed interest option. This option is part of our general account and pays interest at guaranteed rates.


A registration statement relating to this offering has been filed with the SEC. The Statement of Additional Information ("SAI") dated May 1, 2019, is a part of the registration statement. The SAI is available free of charge. A participant or contract owner may request one by writing to our processing office at AXA Equitable-Retirement, P.O. Box 219489, Kansas City, MO 64121-9489 or calling
(800) 528-0204. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.



THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.



                                                                        #646199

                                                         MOMENTUM PLUS/SM/ (IF)

ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS (PURSUANT TO RULE 30E-3). Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company or your financial intermediary by calling (800) 528-0204.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling (877) 522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Contents of this Prospectus

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         Index of key words and phrases                              5
         Who is AXA Equitable?                                       6
         How to reach us                                             7
         MOMENTUM PLUS/SM/ contract at a glance -- key features      9

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         FEE TABLE                                                  11
         --------------------------------------------------------------

         Examples                                                   12
         Condensed financial information                            12

         --------------------------------------------------------------
         1. CONTRACT FEATURES AND BENEFITS                          13
         --------------------------------------------------------------
         How contributions can be made                              13
         Save 1-2-3                                                 13
         What are your investment options under the contract?       14
         Portfolios of the Trusts                                   15
         Contract termination                                       23
         Effects of plan or contract termination                    23
         Selecting investment options (employers and plan trustees
           only)                                                    24
         Allocating your contributions                              24

         --------------------------------------------------------------
         2. DETERMINING YOUR RETIREMENT ACCOUNT VALUE               25
         --------------------------------------------------------------
         Your retirement account value                              25
         Your contract's value in the variable investment options   25
         Your contract's value in the guaranteed interest option    25

         --------------------------------------------------------------
         3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
           OPTIONS                                                  26
         --------------------------------------------------------------
         Transferring your retirement account value                 26
         Disruptive transfer activity                               26
         Automatic asset rebalancing for participant retirement
           account values                                           27

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When we use the words "Company," "we," "our" and "us" we mean AXA Equitable.

Please see the index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained.


When we address the reader of this prospectus with words such as "you" and "your," we generally mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner, i.e., the employer or plan trustee, as applicable, or the individual who participates in an employer's plan funded by the MOMENTUM PLUS/SM/ contract. This individual is also referred to as the "participant."

                          CONTENTS OF THIS PROSPECTUS

         --------------------------------------------------------------
         4. ACCESSING YOUR MONEY                                    29
         --------------------------------------------------------------
         Withdrawals and termination                                29
         Installment payments (Systematic withdrawals)              29
         Forfeitures                                                29
         Plan loans                                                 29
         When to expect payments                                    30
         Your annuity payout options                                30
         Minimum distributions (automatic minimum withdrawal
           option) -- over age 70 1/2                               32

         --------------------------------------------------------------
         5. THE MOMENTUM PLUS/SM/ PROGRAM                           33
         --------------------------------------------------------------
         Plan and Trust                                             33
         Pooled Trust                                               33
         Trustee                                                    33
         Employer's responsibilities                                33
         Adopting the MOMENTUM PLUS/SM/ program                     34

         --------------------------------------------------------------
         6. PLAN RECORDKEEPING SERVICES                             35
         --------------------------------------------------------------
         Basic recordkeeping option                                 35
         Full-service recordkeeping option                          35

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         7. CHARGES AND EXPENSES                                    36
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         Charges that AXA Equitable deducts                         36
         Charges under the contract                                 36
         Charges that the Trusts deduct                             37
         Charge reductions under special circumstances              38

         --------------------------------------------------------------
         8. PAYMENT OF DEATH BENEFIT                                39
         --------------------------------------------------------------
         Death benefit amount                                       39
         Distribution of the death benefit                          39
         Beneficiary's payment options                              39

         --------------------------------------------------------------
         9. TAX INFORMATION                                         40
         --------------------------------------------------------------
         Overview                                                   40
         Buying a contract to fund a retirement arrangement         40
         Tax aspects of contributions to a plan                     40
         Tax aspects of distributions from a plan                   41
         Certain rules applicable to plan loans                     44
         Tax withholding and information reporting                  44
         Impact of taxes to AXA Equitable                           45
         Certain rules applicable to plans designed to comply with
           Section 404(c) of ERISA                                  45

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         10. MORE INFORMATION                                       46
         --------------------------------------------------------------
         About Separate Account A                                   46
         About the Trusts                                           46
         About the general account                                  46
         Dates and prices at which contract events occur            47
         About your voting rights                                   47

                       About legal proceedings        48
                       Cybersecurity                  48
                       Financial statements           48
                       Distribution of the contracts  48

                       ----------------------------------
                       APPENDIX
                       ----------------------------------

                 I   --  Condensed financial information  I-1

                 ---------------------------------------------
                 STATEMENT OF ADDITIONAL INFORMATION
                   Table of contents
                 ---------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                        PAGE

                  active loan                              37
                  annuitant                                31
                  annuity payout option                    30
                  beneficiary                              39
                  business day                         13, 47
                  contract date                            10
                  contract termination                     23
                  contract values                           7
                  contributions                            13
                  default option                           29
                  disruptive transfer activity             26
                  DOL                                      33
                  elective deferrals                       41
                  Employer Plan Administration Center       7
                  ERISA                                    33
                  guaranteed interest option            1, 23
                  investment options                        1
                  IRA                                      42


                                                    PAGE

                      IRS                          40, 43
                      market timing                    26
                      market value adjustment          23
                      participant                       3
                      Plan and Trust                1, 33
                      plan termination                 23
                      Pooled Trust                  1, 33
                      portfolio                     1, 15
                      processing office              1, 7
                      retirement account value         25
                      SAI                               1
                      takeover loans                   29
                      Trusts                        1, 46
                      unit                             25
                      unit investment trust            46
                      variable investment options   1, 14
                      VRU                               7

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. AXA Advisors, LLC's ("AXA Advisors") financial professional can provide further explanation about your contract.

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 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
variable investment options            Investment Funds or Investment
                                       Divisions

Unit                                   Accumulation Unit

Unit value                             Accumulation Unit Value

guaranteed interest option             Guaranteed Interest Account
-----------------------------------------------------------------------------

                        INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

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We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. No company other than AXA Equitable however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $618.6 billion in assets as of December 31, 2018. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

 FOR ALL COMMUNICATIONS SENT BY REGULAR MAIL:


  AXA Equitable-Retirement
  P.O. Box 219489
  Kansas City, MO 64121-9489


 FOR ALL COMMUNICATIONS SENT BY EXPRESS DELIVERY:


  AXA Equitable-Retirement
  430 West 7th Street
  Suite 219489
  Kansas City, MO 64105-1407


 REPORTS WE PROVIDE:

..   written confirmation of financial transactions; and

..   quarterly statement of retirement account values as of the end of each plan year quarter.

 VOICE RESPONSE UNIT ("VRU"), INTERNET ACCESS

The VRU is designed to provide up-to-date information via touch-tone telephone. A contract owner may elect the VRU and authorize us to accept participant instructions with respect to amounts attributable to their plan account values under the contract. The initial personal identification number ("PIN") is the last four digits of the Participant's Social Security Number and can be used upon participant enrollment in your plan. Our VRU system has been enhanced with voice recognition technology to accept spoken prompts.

Our participant service site is designed to provide information through the Internet on:

..   current contract values used to determine values for participant retirement account values;

..   current allocation percentages;

..   the number of units in participant variable investment options attributable to participant plan account values; and

..   the daily unit values for the contract variable investment options.

Subject to plan provisions, a participant can also:

..   request changes to allocation percentages and/or transfers among plan investment options;

..   elect to receive confirmations and quarterly statements electronically; and

..   request changes of the Internet password (not available through the VRU).

Employer Plan Administration Center, our Plan Sponsor site, gives the Plan Sponsor access to plan data, plan level fund and source balances, and individual participant's accounts. You can obtain information on:

..   current contract value;

..   current participant allocation percentages, account values, and investment options;

..   the total number of units in the variable investment options; and

..   the daily unit values for the contract variable investment options.

The following features are also available online (please see Employer Plan Administration Center at www.axa.com for more detailed information):

..   Forms download;

..   Contribution upload/download;

..   Address changes;

..   Disclosure brochure;

..   Administration manual;

..   Enrollment; and

..   Performance information.

The VRU and Internet access are normally available seven days a week, 24 hours a day. However, on a day that AXA Equitable is not open for business, any request will be processed on the next business day. Any transfer requests that are received prior to 4:00 p.m. Eastern Time (or if the New York Stock Exchange closes earlier, such earlier time) will be processed as of the close of business on the date the request is made and any transfer request received after 4:00 p.m. Eastern Time will be made effective as of the close of business on the next business day following the request.

..   To use the VRU call toll free, (800) 821-7777. To use our Internet access or to use the Employer Plan Administration Center visit our website at www.axa.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers communicated by telephone or the Internet. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable following telephone or Internet instructions we reasonably believe to be genuine. We reserve the right to terminate or modify any telephone or automated transfer/withdrawal service we provide upon 90 days' written notice.

We reserve the right to limit access to these services if we determine that you are engaged in disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).

 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (800) 528-0204 to speak with one of our customer service representatives. Our customer service representatives are available on each business day from Monday through Thursday, 8:30 a.m. until 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

                             WHO IS AXA EQUITABLE?

Hearing or speech-impaired clients may obtain information regarding MOMENTUM PLUS/SM/ contracts by dialing, toll-free, the AT&T national relay number
(800) 855-2880. This service enables clients with a telecommunications device for the deaf ("TDD") to have their message or questions relayed to our customer service department Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern time. AT&T personnel will communicate our reply back to you, via the TDD.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE WHICH SHOULD BE AVAILABLE THROUGH YOUR EMPLOYER OR PLAN TRUSTEE:

(1)change of investment allocations (can be done online at our website, as well);

(2)transfers among investment options (can be done online at our website, as well);

(3)asset (retirement account value) rebalancing;

(4)loan application; and

(5)all partial and full withdrawal requests.

Address changes can be done online at our website, and a form should also be available through your employer or plan trustee.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)asset (retirement account value) rebalancing;

(2)the date annuity payments are to begin; and

(3)Systematic withdrawal option.

                              -------------------

SIGNATURES:

The proper person to sign forms, notices and requests is normally the participant and employer or plan trustee.


Some requests may be completed online; you can use our participant service site to contact us and to complete such requests through the Internet. In the future, we may require that certain requests be completed online.

                             WHO IS AXA EQUITABLE?

MOMENTUM PLUS/SM/ contract at a glance -- key features

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PROFESSIONAL INVESTMENT  MOMENTUM PLUS/SM/ variable investment
MANAGEMENT               options invest in different portfolios
                         sub-advised by professional investment
                         advisers.
-----------------------------------------------------------------

GUARANTEED INTEREST OPTION  .   Principal and interest guarantees
                            .   Interest rates set periodically
-------------------------------------------------------------------------------------------------------------
TAX ADVANTAGES              .   On earnings inside the contract      No tax until you make withdrawals under
                                                                     the Plan.
                            ---------------------------------------------------------------------------------
                            .   On transfers inside the contract     No tax on transfers among investment
                                                                     options.
                            ---------------------------------------------------------------------------------

                      Because you are purchasing or
                      contributing to an annuity contract to
                      fund a retirement plan qualified under
                      Section 401 of the Internal Revenue
                      Code ("Code"), you should be aware that
                      the contract meets Code qualification
                      requirements but does not provide tax
                      deferral benefits beyond those already
                      provided by the Code. You should
                      consider whether the contract's
                      features and benefits beyond tax
                      deferral meet your needs and goals. You
                      may also want to consider the relative
                      features, benefits and costs of the
                      contract with any other investment that
                      you may use in connection with your
                      retirement plan or arrangement. (For
                      more information, see "Tax information"
                      later in this prospectus for your
                      specific type of retirement
                      arrangement.)
--------------------------------------------------------------
ACCESS TO YOUR MONEY  .   Partial withdrawals
                      .   Automatic minimum withdrawal option
                          (required minimum distributions)
                      .   Plan loans
                      .   Full withdrawal
                      ----------------------------------------
                      You may incur a withdrawal charge
                      and/or a market value adjustment for
                      certain withdrawals. You may also incur
                      income tax and a penalty tax.
                      ----------------------------------------
                      Depending on the terms of the
                      employer's plan, not all features are
                      available and access to amounts
                      attributable to participant plan
                      account values may be limited.
--------------------------------------------------------------
PAYOUT OPTIONS        .   Fixed annuity payout options
                      .   Variable Immediate Annuity payout
                          options (as described in a separate
                          prospectus for that option)
--------------------------------------------------------------
ADDITIONAL FEATURES   .   Automatic transfer options
                      .   Asset (Retirement account value)
                          rebalancing
                      .   No charge on transfers among
                          investment options
                      .   Waiver of withdrawal charges for
                          benefit distributions
--------------------------------------------------------------
SERVICES WE PROVIDE   .   Two plan recordkeeping options
                      .   Educational materials and seminars
                          to assist retirement planning needs
                          of plan participants
--------------------------------------------------------------

            MOMENTUM PLUS/SM/ CONTRACT AT A GLANCE -- KEY FEATURES

----------------------------------------------------------------------------------
FEES AND CHARGES  .   We deduct a daily charge at a maximum effective annual
                      rate of 1.35% of assets invested in variable investment
                      options for expense charges and mortality and expense
                      risks.
                  .   Administrative charge:
                       Generally $30 annually per participant.
                  .   Plan loan charges:
                       $25 set-up fee deducted from the requesting
                       participant's retirement account value;
                       $6 quarterly recordkeeping fee while a loan is active,
                       deducted from the requesting participant's retirement
                       account value.
                  .   Plan recordkeeping services (billed to employer):
                       $300 annually for basic recordkeeping option;
                       Additional fees for full-service recordkeeping option.
                  .   Withdrawal charge:
                       Not to exceed 6% of the amount withdrawn, or 8.5% of
                       contributions made on behalf of the participant,
                       whichever is less. There is no withdrawal charge after
                       the employer's plan has participated in the contract
                       for five years based on the contract date. The
                       "contract date" means the date as of which the first
                       contribution is received under the MOMENTUM PLUS/SM/
                       contract with respect to the plan. This charge does
                       not generally apply if a participant withdraws amounts
                       due to retirement or separation from service. There
                       are other important exceptions and limitations that
                       may eliminate or reduce the withdrawal charge. They
                       are discussed under "Charges and expenses" later in
                       this prospectus.
                  .   We deduct a charge designed to approximate certain
                      taxes that may be imposed on us, such as premium taxes
                      in a participant's state. This charge is generally
                      deducted from the amount applied to an annuity payout
                      option.
                  .   Annual expenses of each Trust's portfolios are
                      calculated as a percentage of the average daily net
                      assets invested in each portfolio. Please see "Fee
                      table" later in this prospectus for details.
                  .   No sales charge deducted when contributions are made.
----------------------------------------------------------------------------------

THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. MAXIMUM EXPENSE LIMITATIONS APPLY TO CERTAIN VARIABLE INVESTMENT OPTIONS AND RIGHTS ARE RESERVED TO CHANGE OR WAIVE CERTAIN CHARGES WITHIN SPECIFIED LIMITS. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN ALL STATES OR AT CERTAIN AGES.

For more detailed information we urge you to read the contents of this prospectus, as well as the MOMENTUM PLUS/SM/ contract. This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The prospectus should be read carefully before investing. Please feel free to speak with an AXA Advisors financial professional, or call us to discuss any questions.

OTHER CONTRACTS

We offer plan sponsors a variety of variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those offered by this prospectus. Upon request, an AXA Advisors financial professional can show you information regarding other AXA Equitable annuity contracts.

            MOMENTUM PLUS/SM/ CONTRACT AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.


The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals or make certain transfers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


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CHARGES WE DEDUCT FROM YOUR RETIREMENT ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN
TRANSACTIONS
----------------------------------------------------------------------------------------------
Sales load on purchases                       None

Transfer fees                                 None

Maximum withdrawal charge (deducted when      The lesser of 6% of amount withdrawn or 8.5% of
your contract is surrendered or certain       vested contributions made by or on behalf of a
withdrawals are made)/(1)/                    participant

Plan loan charges/(2)/                        $25 current when loan is made + $6 per quarter
----------------------------------------------------------------------------------------------

The next table describes the fees and
expenses that you will pay periodically
during the time that you own the contract, not including underlying trust portfolio fees and expenses.

----------------------------------------------------------------------------
CHARGES WE DEDUCT PERIODICALLY FROM YOUR
RETIREMENT ACCOUNT VALUE
----------------------------------------------------------------------------
Quarterly administrative charge/(3)/          $7.50 Per Participant maximum
Annual basic recordkeeping charge/(4)/        $300 Per Plan
----------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN
ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:
Mortality and expense risks                   1.10%
Other expenses                                0.25%
                                              -----
TOTAL SEPARATE ACCOUNT A ANNUAL EXPENSES/(5)/ 1.35%
----------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


---------------------------------------------------------------------------
PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY
NET ASSETS
---------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that
are deducted from portfolio assets including management      Lowest Highest
fees, 12b-1 fees, service fees, and/or other expenses)/(6)/  0.58%  1.57%
---------------------------------------------------------------------------


Notes:

(1)Important exceptions and limitations may eliminate or reduce the withdrawal charge.

(2)This charge is assessed on a per plan participant basis. Your employer may elect to pay these charges and we reserve the right to increase them.

(3)The administrative charge is currently $7.50 per quarter or, if less, 0.50% of a participant's retirement account value plus the amount of any active loan. Your employer may elect to pay this charge. Exceptions apply to certain contracts where the participant's retirement account value is $25,000 or more (see "Quarterly administrative charge" in "Charges and expenses" later in this prospectus). We reserve the right to waive or increase this charge upon 90 days written notice to the employer or plan trustee.

(4)We will bill this charge directly to your employer if the employer elects the basic plan recordkeeping option for plans with 10 or more participants. We charge a fee of $25 per check drawn if the employer elects to have us distribute plan benefits and withdrawals. We reserve the right to waive in certain cases or increase these charges upon 90 days' written notice to the employer or plan trustee.

                                   FEE TABLE

(5)The total Separate Account A annual expenses of the variable investment options are guaranteed not to exceed an annual rate of 1.35% of the value of the assets held in the variable investment options for the contract. We may lower these charges for particular plans to an annual rate of no less than 0.80% if the participation of the plan in the contract results in savings of sales or administrative expenses.

(6)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.

EXAMPLES

These examples are intended to help you compare the cost of investing in the MOMENTUM PLUS/SM/ contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.


The examples below show the expenses (which expenses are directly reflected in the participant's retirement account value) that a hypothetical contract owner would pay in the situations illustrated. The examples use a quarterly administrative charge based on the charges paid in 2018, which results in an estimated annual administrative charge of 0.0135% of contract value. (Actual administrative charges may be less if you, as employer, are billed directly for the quarterly administrative charge or if we do not deduct the quarterly administrative charge.) The examples do not reflect the $300 annual charge for basic recordkeeping services, which we bill directly to the employer except for plans with 10 or fewer participants.


The guaranteed interest option is not covered by the fee table and examples. However, the quarterly administrative charge, the withdrawal charge, the plan loan charge, and the charge if you elect a Variable Immediate Annuity payout option, do apply to the guaranteed interest option. A market value adjustment (up or down) to amounts held in the guaranteed interest option may apply as a result of contract termination under certain circumstances.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the certificate for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus; (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


---------------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE CONTRACT AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD               TIME PERIOD
---------------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $920    $1,577    $2,260    $3,360    $308     $942     $1,600    $3,360
---------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $822    $1,285    $1,777    $2,335    $204     $630     $1,082    $2,335
---------------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see the Appendix at the end of this prospectus for the unit values and number of units outstanding as of the periods shown for the variable investment options available as of December 31, 2018.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW CONTRIBUTIONS CAN BE MADE

Employers and plan trustees, as applicable, may make contributions at any time by any of ACH transfer, wire transfer or check. Participants should not send contributions directly to AXA Equitable. There is no minimum contribution amount, however, we have the right to require a minimum aggregate amount of contributions. All contributions made by check must be drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We do not accept third-party checks endorsed to us except for rollover contributions, plan-to-plan direct transfers or transfers from other funding vehicles under a plan, or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form. We also have the right to stop accepting contributions upon 120 days notice to employers and plan trustees.

An initial contribution must generally be preceded or accompanied by all properly completed forms. Failure to use the proper form, or to complete the form properly, may result in a delay in crediting contributions. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. Employers should send all contributions to AXA Equitable at the processing office. See "How to reach us" earlier in this prospectus.

The contract owner may instruct us to accept a participant's plan investment allocations as the contract allocation with respect to plan assets attributable to a participant's retirement account value. If so instructed, we will allocate contributions under the contract according to the allocation percentages specified on a participant's enrollment form. In the absence of direct instructions from the contract owner, if we receive an initial contribution before we receive a signed enrollment form or the allocation instructions on the form are incomplete (e.g., do not add up to 100%), we will notify the employer or plan trustee, as applicable, and request corrected instructions. The contract owner may also instruct us as to participants' investment allocations pursuant to the Save 1-2-3 program, as described below.

We will return the contribution to the employer or plan trustee, as applicable, in five business days, if we have not received the signed form or corrected allocation instructions, unless we have obtained the appropriate authorization to continue to hold the contribution.

--------------------------------------------------------------------------------
OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR."
--------------------------------------------------------------------------------

SAVE 1-2-3

Employers and plan trustees, as applicable, may elect the Save 1-2-3 program under the MOMENTUM PLUS/SM/ contract. Save 1-2-3 includes several features designed to promote increased retirement savings by participants, including Automatic Enrollment, Automatic Investment and Automatic Deferral Increase. Employers or plan trustees that choose to use the Save 1-2-3 program may elect any or all of the features described below that suit their plans' needs. Please note: not all features may be available in all plans. Participants are encouraged to speak with their employers, to learn more information about the details of the Save 1-2-3 program available under their plan.

AUTOMATIC ENROLLMENT

If the Automatic Enrollment feature is elected, all eligible employees will be enrolled under the MOMENTUM PLUS/SM/ contract, at the salary deferral percentage mandated by the terms of their plan and not inconsistent with the Code. Participants can choose to allocate their contributions among the investment options, but if they do not choose an allocation by the cut-off date under their plan, their contributions will be allocated automatically to the default option selected under the plan, which may be the participant default Automatic Investment option described below, or, if that option is not selected, a general default option for the plan. In order to elect the Automatic Enrollment feature, employers or plan trustees must provide census information via the Employer Plan Administration Center at www.axa.com for all employees, including employees who are eligible and not contributing as well as ineligible employees.

Eligible employees have the right to opt out of the plan altogether. However, if they do not opt out by the cut off date under their plan, they will be automatically enrolled, and a percentage of their compensation will be contributed to the plan. The Code provides that participants have the right to opt out of the plan within 90 days of their initial contribution. Participants may also have the right to withdraw any contributions into the plan (as adjusted for investment performance) from the plan if they opt out during that 90-day period, if the plan permits such withdrawals. If their plan does not permit such withdrawals during the first 90 days, their ability to make withdrawals will be subject to the same terms and conditions described in the section entitled "Withdrawals and termination" under "Accessing your money" later in this prospectus. Participants have the right to cease making further contributions at any time. In addition, employers are required to provide participants, each plan year, with a notice of their rights to cease contributions, change the contribution amount and how contributions are invested in the absence of any investment decision by the participant.

AUTOMATIC INVESTMENT

Save 1-2-3 permits an employer or plan sponsor to choose the investment options into which contributions are to be allocated if no selection has been made for a participant's contributions. The

                        CONTRACT FEATURES AND BENEFITS

Automatic Investment feature may be a single investment option or a mix of the investment options available under the plan that satisfied the Code and applicable regulatory requirements. The Automatic Investment options may be different than the general default option under the plan. The general default investment option does not qualify as a Qualified Default Investment Alternative ("QDIA") and as a result does not satisfy the Department of Labor "safe harbor" requirement of a QDIA. The plan sponsor has a fiduciary duty to determine the appropriate default option for the plan. If the employer or plan trustee selects the Target Date Allocation portfolios (namely, the Target 2015 Allocation portfolio, Target 2025 Allocation portfolio, Target 2035 Allocation portfolio, Target 2045 Allocation portfolio and Target 2055 Allocation portfolio) as the participant default Automatic Investment options, participants will automatically be placed in the appropriate Target Date Allocation portfolio based on their date of birth and the plan's retirement age. AXA Equitable assumes that 65 is the normal retirement age, unless the employer or plan trustee provides a different age.

AUTOMATIC DEFERRAL INCREASE

Employers or plan trustees can also choose the Automatic Deferral Increase feature. Under this feature, participants' salary deferral percentage will automatically increase each year at a specified percentage until it reaches a maximum deferral percentage. The rate of the annual increase and the maximum deferral percentage is mandated by the terms of the plan.

Participants who want to opt out of any or all of these features can do so by visiting our website at www.axa.com. Participants whose contributions have been allocated to the default option can transfer their account value to other investment options available under the MOMENTUM PLUS/SM/ contract as described in the section entitled "Transferring your money among investment options" later in this prospectus.

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

The investment options available are the variable investment options and the guaranteed interest option.

VARIABLE INVESTMENT OPTIONS

Investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Only 25 investment options can be active at any one time. Listed below are the currently available portfolios, their investment objectives and their advisers.

--------------------------------------------------------------------------------
THE EMPLOYER OR PLAN TRUSTEE, AS APPLICABLE, CAN CHOOSE FROM AMONG THE VARIABLE INVESTMENT OPTIONS.
--------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS

We offer affiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from the Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable and/or its affiliates may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some Portfolios invest in other affiliated Portfolios (the "EQ Fund of Fund Portfolios"). The EQ Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "EQ volatility management strategy") and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified below in the chart by a (check mark) under the column entitled " Volatility Management."

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy (or, in the case of the EQ Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the EQ volatility management strategy). Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other Portfolios may utilize volatility management techniques that differ from the EQ volatility management strategy. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA Equitable variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined

                        CONTRACT FEATURES AND BENEFITS
mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and


   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.



------------------------------------------------------------------------------------------------------------------
                                                                              INVESTMENT ADVISER
 AXA PREMIER VIP                                                              (AND
 TRUST -                                                                      SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME        SHARE CLASS  OBJECTIVE                                 AS APPLICABLE)         MANAGEMENT
------------------------------------------------------------------------------------------------------------------
CHARTER/SM/             Class A     Seeks to achieve high total return        .   AXA Equitable
  MULTI-SECTOR BOND                 through a combination of current              Funds Management
                                    income and capital appreciation.              Group, LLC
------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL       Class B     Seeks to achieve long-term growth of      .   AXA Equitable
  CAP GROWTH                        capital.                                      Funds Management
                                                                                  Group, LLC
------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL       Class B     Seeks to achieve long-term growth of      .   AXA Equitable
  CAP VALUE                         capital.                                      Funds Management
                                                                                  Group, LLC
------------------------------------------------------------------------------------------------------------------
EQ/AGGRESSIVE           Class B     Seeks to achieve long-term capital        .   AXA Equitable      (check mark)
  ALLOCATION/*(1)/                  appreciation.                                 Funds Management
                                                                                  Group, LLC
------------------------------------------------------------------------------------------------------------------
EQ/CONSERVATIVE         Class B     Seeks to achieve a high level of current  .   AXA Equitable      (check mark)
  ALLOCATION/*(2)/                  income.                                       Funds Management
                                                                                  Group, LLC
------------------------------------------------------------------------------------------------------------------
                        Class B     Seeks to achieve current income and       .   AXA Equitable      (check mark)
  EQ/CONSERVATIVE-PLUS              growth of capital, with a greater             Funds Management
  ALLOCATION/*(3)/                  emphasis on current income.                   Group, LLC
------------------------------------------------------------------------------------------------------------------
EQ/MODERATE             Class A     Seeks to achieve long-term capital        .   AXA Equitable      (check mark)
  ALLOCATION/*(4)/                  appreciation and current income.              Funds Management
                                                                                  Group, LLC
------------------------------------------------------------------------------------------------------------------
EQ/MODERATE-PLUS        Class B     Seeks to achieve long-term capital        .   AXA Equitable      (check mark)
  ALLOCATION/*(5)/                  appreciation and current income, with         Funds Management
                                    a greater emphasis on capital                 Group, LLC
                                    appreciation.
------------------------------------------------------------------------------------------------------------------
TARGET 2015             Class B     Seeks the highest total return over time  .   AXA Equitable
  ALLOCATION                        consistent with its asset mix. Total          Funds Management
                                    return includes capital growth and            Group, LLC
                                    income.
------------------------------------------------------------------------------------------------------------------
TARGET 2025             Class B     Seeks the highest total return over time  .   AXA Equitable
  ALLOCATION                        consistent with its asset mix. Total          Funds Management
                                    return includes capital growth and            Group, LLC
                                    income.
------------------------------------------------------------------------------------------------------------------
TARGET 2035             Class B     Seeks the highest total return over time  .   AXA Equitable
  ALLOCATION                        consistent with its asset mix. Total          Funds Management
                                    return includes capital growth and            Group, LLC
                                    income.
------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------
                                                                            INVESTMENT ADVISER
 AXA PREMIER VIP                                                            (AND
 TRUST -                                                                    SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                                 AS APPLICABLE)         MANAGEMENT
--------------------------------------------------------------------------------------------------------------
TARGET 2045           Class B     Seeks the highest total return over       .   AXA Equitable
  ALLOCATION                         time consistent with its asset mix.        Funds Management
                                     Total return includes capital growth       Group, LLC
                                     and income.
--------------------------------------------------------------------------------------------------------------
TARGET 2055           Class B     Seeks the highest total return over       .   AXA Equitable
  ALLOCATION                         time consistent with its asset mix.        Funds Management
                                     Total return includes capital growth       Group, LLC
                                     and income.


-----------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT ADVISER
                                                                               (AND
 EQ ADVISORS TRUST -                                                           SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)         MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
1290 VT EQUITY         Class IB    Seeks a combination of growth and           .   AXA Equitable
  INCOME                           income to achieve an above-average and          Funds Management
                                   consistent total return.                        Group, LLC
                                                                               .   Barrow, Hanley,
                                                                                   Mewhinney &
                                                                                   Strauss LLC
-----------------------------------------------------------------------------------------------------------------
1290 VT GAMCO          Class IB    Seeks to achieve capital appreciation.      .   AXA Equitable
  MERGERS &                                                                        Funds Management
  ACQUISITIONS                                                                     Group, LLC
                                                                               .   GAMCO Asset
                                                                                   Management, Inc.
-----------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL    Class IB    Seeks to maximize capital appreciation.     .   AXA Equitable
  COMPANY VALUE                                                                    Funds Management
                                                                                   Group, LLC
                                                                               .   GAMCO Asset
                                                                                   Management, Inc.
-----------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY       Class IB    Seeks to achieve long-term capital          .   AXA Equitable
  RESPONSIBLE                      appreciation.                                   Funds Management
                                                                                   Group, LLC
                                                                               .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
-----------------------------------------------------------------------------------------------------------------
EQ/AB SMALL CAP        Class IA    Seeks to achieve long-term growth of        .   AllianceBernstein
  GROWTH/*(6)/                     capital.                                        L.P.
                                                                               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
-----------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC     Class IB    Seeks to achieve capital appreciation and   .   AXA Equitable
  VALUE EQUITY                     secondarily, income.                            Funds Management
                                                                                   Group, LLC
                                                                               .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
-----------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN    Class IB    Seeks to achieve long-term growth of        .   AXA Equitable
  RESEARCH                         capital.                                        Funds Management
                                                                                   Group, LLC
                                                                               .   Capital Guardian
                                                                                   Trust Company
-----------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE         Class IB    Seeks to achieve long-term capital growth.  .   AXA Equitable
  LARGE CAP                                                                        Funds Management
  GROWTH/*(7)/                                                                     Group, LLC
                                                                               .   ClearBridge
                                                                                   Investments, LLC
-----------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK        Class IA    Seeks to achieve a total return before      .   AllianceBernstein
  INDEX                            expenses that approximates the total            L.P.
                                   return performance of the Russell 3000(R)   .   AXA Equitable
                                   Index, including reinvestment of                Funds Management
                                   dividends, at a risk level consistent with      Group, LLC
                                   that of the Russell 3000(R) Index.
-----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT ADVISER
                                                                                (AND
 EQ ADVISORS TRUST -                                                            SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)         MANAGEMENT
--------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX     Class IB    Seeks to achieve a total return before       .   AXA Equitable
                                   expenses that approximates the total return      Funds Management
                                   performance of the Bloomberg Barclays            Group, LLC
                                   U.S. Intermediate Government/Credit Bond     .   SSgA Funds
                                   Index, including reinvestment of dividends,      Management, Inc.
                                   at a risk level consistent with that of the
                                   Bloomberg Barclays U.S. Intermediate
                                   Government/Credit Bond Index.
--------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX    Class IA    Seeks to achieve a total return before       .   AllianceBernstein
                                   expenses that approximates the total return      L.P.
                                   performance of the Standard & Poor's 500     .   AXA Equitable
                                   Composite Stock Index, including                 Funds Management
                                   reinvestment of dividends, at a risk level       Group, LLC
                                   consistent with that of the Standard &
                                   Poor's 500 Composite Stock Index.
--------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN SMALL      Class IB    Seeks to achieve long-term total return      .   AXA Equitable      (check mark)
  CAP VALUE MANAGED                with an emphasis on risk-adjusted returns        Funds Management
  VOLATILITY/*(8)/                 and managing volatility in the Portfolio.        Group, LLC
                                                                                .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   Franklin Mutual
                                                                                    Advisers, LLC
--------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS    Class IB    Seeks to achieve capital growth and          .   AXA Equitable
                                   current income.                                  Funds Management
                                                                                    Group, LLC
                                                                                .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   Wells Fargo Asset
                                                                                    Management
                                                                                    (International),
                                                                                    LLC and
                                                                                .   Wells Capital
                                                                                    Management, Inc.
--------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL EQUITY       Class IB    Seeks to achieve long-term capital           .   AXA Equitable      (check mark)
  MANAGED                          appreciation with an emphasis on risk-           Funds Management
  VOLATILITY/*(9)/                 adjusted returns and managing volatility         Group, LLC
                                   in the Portfolio.                            .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   Morgan Stanley
                                                                                    Investment
                                                                                    Management Inc.
                                                                                .   OppenheimerFunds,
                                                                                    Inc.
--------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE        Class IA    Seeks to achieve a total return before       .   AXA Equitable
  GOVERNMENT BOND                  expenses that approximates the total             Funds Management
                                   return performance of the Bloomberg              Group, LLC
                                   Barclays U.S. Intermediate Government        .   SSgA Funds
                                   Bond Index, including reinvestment of            Management, Inc.
                                   dividends, at a risk level consistent with
                                   that of the Bloomberg Barclays U.S.
                                   Intermediate Government Bond Index.
--------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

----------------------------------------------------------------------------------------------------------------------
                                                                              INVESTMENT ADVISER
                                                                              (AND
 EQ ADVISORS TRUST -                                                          SUB-ADVISER(S),            VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)             MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL       Class IB    Seeks to achieve long-term growth of       .   AXA Equitable          (check mark)
  CORE MANAGED                     capital with an emphasis on risk-adjusted      Funds Management
  VOLATILITY/*(10)/                returns and managing volatility in the         Group, LLC
                                   Portfolio.                                 .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   EARNEST Partners,
                                                                                  LLC
                                                                              .   Federated Global
                                                                                  Investment
                                                                                  Management Corp.
                                                                              .   Massachusetts
                                                                                  Financial
                                                                                  Services Company
                                                                                  d/b/a MFS
                                                                                  Investment
                                                                                  Management
----------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL       Class IA    Seeks to achieve a total return (before    .   AllianceBernstein
  EQUITY INDEX                     expenses) that approximates the total          L.P.
                                   return performance of a composite index    .   AXA Equitable
                                   comprised of 40% DJ Euro STOXX 50              Funds Management
                                   Index, 25% FTSE 100 Index, 25% TOPIX           Group, LLC
                                   Index, and 10% S&P/ASX 200 Index,
                                   including reinvestment of dividends, at a
                                   risk level consistent with that of the
                                   composite index.
----------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL       Class IB    Seeks to provide current income and long-  .   AXA Equitable          (check mark)
  VALUE MANAGED                    term growth of income, accompanied by          Funds Management
  VOLATILITY/*(11)/                growth of capital with an emphasis on          Group, LLC
                                   risk-adjusted returns and managing         .   BlackRock
                                   volatility in the Portfolio.                   Investment
                                                                                  Management, LLC
                                                                              .   Harris Assoicates
                                                                                  L.P.
----------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK    Class IB    Seeks to achieve capital growth and        .   AXA Equitable
                                   income.                                        Funds Management
                                                                                  Group, LLC
                                                                              .   Invesco Advisers,
                                                                                  Inc.
----------------------------------------------------------------------------------------------------------------------
EQ/JANUS               Class IB    Seeks to achieve capital growth.           .   AXA Equitable
  ENTERPRISE/*(12)/                                                               Funds Management
                                                                                  Group, LLC
                                                                              .   Janus Capital
                                                                                  Management LLC
----------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE      Class IB    Seeks to achieve long-term capital         .   AXA Equitable
  OPPORTUNITIES                    appreciation.                                  Funds Management
                                                                                  Group, LLC
                                                                              .
                                                                                  J.P. Morgan Investment
                                                                                  Management Inc.
----------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE      Class IB    Seeks to achieve long-term growth of       .   AXA Equitable          (check mark)
  MANAGED                          capital with an emphasis on risk-adjusted      Funds Management
  VOLATILITY/*(13)/                returns and managing volatility in the         Group, LLC
                                   Portfolio.                                 .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Capital Guardian
                                                                                  Trust Company
                                                                              .   Thornburg
                                                                                  Investment
                                                                                  Management, Inc.
                                                                              .   Vaughan Nelson
                                                                                  Investment
                                                                                  Management
----------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------------
                                                                                  INVESTMENT ADVISER
                                                                                  (AND
 EQ ADVISORS TRUST -                                                              SUB-ADVISER(S),           VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                      AS APPLICABLE)            MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH    Class IB    Seeks to achieve a total return before         .   AllianceBernstein
  INDEX                            expenses that approximates the total               L.P.
                                   return performance of the Russell 1000(R)      .   AXA Equitable
                                   Growth Index, including reinvestment of            Funds Management
                                   dividends at a risk level consistent with          Group, LLC
                                   the Russell 1000(R) Growth Index.
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH    Class IB    Seeks to provide long-term capital growth      .   AXA Equitable         (check mark)
  MANAGED                          with an emphasis on risk-adjusted returns          Funds Management
  VOLATILITY/*(14)/                and managing volatility in the Portfolio.          Group, LLC
                                                                                  .   BlackRock
                                                                                      Investment
                                                                                      Management, LLC
                                                                                  .   HS Management
                                                                                      Partners, LLC
                                                                                  .   Loomis, Sayles &
                                                                                      Company, L.P.
                                                                                  .   Polen Capital
                                                                                      Management, LLC
                                                                                  .   T. Rowe Price
                                                                                      Associates, Inc.
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE     Class IB    Seeks to achieve a total return before         .   AllianceBernstein
  INDEX                            expenses that approximates the total               L.P.
                                   return performance of the Russell 1000(R)      .   AXA Equitable
                                   Value Index, including reinvestment of             Funds Management
                                   dividends, at a risk level consistent with         Group, LLC
                                   that of the Russell 1000(R) Value Index.
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE     Class IA    Seeks to achieve long-term growth of           .   AllianceBernstein     (check mark)
  MANAGED                          capital with an emphasis on risk-adjusted          L.P.
  VOLATILITY/*(15)/                returns and managing volatility in the         .   AXA Equitable
                                   Portfolio.                                         Funds Management
                                                                                      Group, LLC
                                                                                  .   BlackRock
                                                                                      Investment
                                                                                      Management, LLC
                                                                                  .   Massachusetts
                                                                                      Financial
                                                                                      Services Company
                                                                                      d/b/a MFS
                                                                                      Investment
                                                                                      Management
-------------------------------------------------------------------------------------------------------------------------
EQ/LOOMIS SAYLES       Class IB    Seeks to achieve capital appreciation.         .   AXA Equitable
  GROWTH/*(16)/                                                                       Funds Management
                                                                                      Group, LLC
                                                                                  .   Loomis, Sayles &
                                                                                      Company, L.P.
-------------------------------------------------------------------------------------------------------------------------
EQ/MFS                 Class IB    Seeks to achieve capital appreciation.         .   Massachusetts
  INTERNATIONAL                                                                       Financial
  GROWTH                                                                              Services Company
                                                                                      d/b/a MFS
                                                                                      Investment Management
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX       Class IB    Seeks to achieve a total return before         .   AllianceBernstein
                                   expenses that approximates the total return        L.P.
                                   performance of the Standard & Poor's           .   AXA Equitable
                                   MidCap 400(R) Index, including reinvestment        Funds Management
                                   of dividends, at a risk level consistent with      Group, LLC
                                   that of the Standard & Poor's MidCap 400(R)
                                   Index.
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE       Class IB    Seeks to achieve long-term capital             .   AXA Equitable         (check mark)
  MANAGED                          appreciation with an emphasis on risk              Funds Management
  VOLATILITY/*(17)/                adjusted returns and managing volatility           Group, LLC
                                   in the Portfolio.                              .   BlackRock
                                                                                      Investment
                                                                                      Management, LLC
                                                                                  .   Diamond Hill
                                                                                      Capital
                                                                                      Management, Inc.
                                                                                  .   Wellington
                                                                                      Management
                                                                                      Company, LLP
-------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT ADVISER
                                                                               (AND
 EQ ADVISORS TRUST -                                                           SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)         MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(+)/   Class IA    Seeks to obtain a high level of current     .   AXA Equitable
                                   income, preserve its assets and maintain        Funds Management
                                   liquidity.                                      Group, LLC
                                                                               .   The Dreyfus
                                                                                   Corporation
-----------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA         Class IB    Seeks to generate a return in excess of     .   AXA Equitable
  SHORT BOND                       traditional money market products while         Funds Management
                                   maintaining an emphasis on preservation         Group, LLC
                                   of capital and liquidity.                   .   Pacific
                                                                                   Investment
                                                                                   Management
                                                                                   Company LLC
-----------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS   Class IA    Seeks to achieve high current income        .   AllianceBernstein
                                   consistent with moderate risk to capital.       L.P.
                                                                               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
                                                                               .   Pacific
                                                                                   Investment
                                                                                   Management
                                                                                   Company, LLC
-----------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY       Class IB    Seeks to replicate as closely as possible   .   AllianceBernstein
  INDEX                            (before expenses) the total return of the       L.P.
                                   Russell 2000(R) Index.                      .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
-----------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE       Class IB    Seeks to achieve long-term capital          .   AXA Equitable
  GROWTH STOCK                     appreciation and secondarily, income.           Funds Management
                                                                                   Group, LLC
                                                                               .   T. Rowe Price
                                                                                   Associates, Inc.
-----------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND      Class IB    Seeks to achieve total return through       .   AXA Equitable
  INCOME                           capital appreciation with income as a           Funds Management
                                   secondary consideration.                        Group, LLC
                                                                               .   UBS Asset
                                                                                   Management
                                                                                   (Americas) Inc.
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER           Class IA    Seeks to achieve long-term growth of        .   AllianceBernstein
  AGGRESSIVE EQUITY                capital.                                        L.P.
                                                                               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
                                                                               .   ClearBridge
                                                                                   Investments, LLC
                                                                               .   Scotia
                                                                                   Institutional
                                                                                   Asset Management
                                                                                   US, Ltd.
                                                                               .   T. Rowe Price
                                                                                   Associates, Inc.
                                                                               .   Westfield Capital
                                                                                   Management
                                                                                   Company, L.P.
-----------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE      Class IB    Seeks to achieve a balance of high current  .   AXA Equitable
  BOND                             income and capital appreciation,                Funds Management
                                   consistent with a prudent level of risk.        Group, LLC
                                                                               .   BlackRock
                                                                                   Financial
                                                                                   Management, Inc.
                                                                               .   DoubleLine
                                                                                   Capital L.P.
                                                                               .   Pacific
                                                                                   Investment
                                                                                   Management
                                                                                   Company LLC
                                                                               .   SSgA Funds
                                                                                   Management, Inc.
-----------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------
                                                                         INVESTMENT ADVISER
                                                                         (AND
 EQ ADVISORS TRUST -                                                     SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                             AS APPLICABLE)         MANAGEMENT
-----------------------------------------------------------------------------------------------------------
MULTIMANAGER MID       Class IB    Seeks to achieve long-term growth of  .   AllianceBernstein
  CAP GROWTH                       capital.                                  L.P.
                                                                         .   AXA Equitable
                                                                             Funds Management
                                                                             Group, LLC
                                                                         .   BlackRock
                                                                             Investment
                                                                             Management, LLC
                                                                         .   Franklin
                                                                             Advisers, Inc.
                                                                         .   Wellington
                                                                             Management
                                                                             Company, LLP
-----------------------------------------------------------------------------------------------------------
MULTIMANAGER MID       Class IB    Seeks to achieve long-term growth of  .   American Century
  CAP VALUE                        capital.                                  Investment
                                                                             Management, Inc.
                                                                         .   AXA Equitable
                                                                             Funds Management
                                                                             Group, LLC
                                                                         .   BlackRock
                                                                             Investment
                                                                             Management, LLC
                                                                         .   Diamond Hill
                                                                             Capital
                                                                             Management, Inc.
-----------------------------------------------------------------------------------------------------------
MULTIMANAGER           Class IB    Seeks to achieve long-term growth of  .   AllianceBernstein
  TECHNOLOGY                       capital.                                  L.P.
                                                                         .   Allianz Global
                                                                             Investors U.S. LLC
                                                                         .   AXA Equitable
                                                                             Funds Management
                                                                             Group, LLC
                                                                         .   Wellington
                                                                             Management
                                                                             Company, LLP
-----------------------------------------------------------------------------------------------------------



(+)The Portfolio operates as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
(*)The chart below reflects the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus. The number in the "FN" column corresponds with the number contained in the table above.



-------------------------------------------------
FN    VARIABLE INVESTMENT OPTION NAME
-------------------------------------------------
(1)   AXA Aggressive Allocation
-------------------------------------------------
(2)   AXA Conservative Allocation
-------------------------------------------------
(3)   AXA Conservative-Plus Allocation
-------------------------------------------------
(4)   AXA Moderate Allocation
-------------------------------------------------
(5)   AXA Moderate-Plus Allocation
-------------------------------------------------
(6)   AXA/AB Small Cap growth
-------------------------------------------------
(7)   AXA/ClearBridge Large Cap Growth
-------------------------------------------------
(8)   AXA/Franklin Small Cap Managed Volatility
-------------------------------------------------
(9)   AXA Global Equity Managed Volatility
-------------------------------------------------
(10)  AXA International Core Managed Volatility
-------------------------------------------------
(11)  AXA International Value Managed Volatility
-------------------------------------------------
(12)  AXA/Janus Enterprise
-------------------------------------------------
(13)  AXA Large Cap Core Managed Volatility
-------------------------------------------------
(14)  AXA Large Cap Growth Managed Volatility
-------------------------------------------------
(15)  AXA Large Cap Value Managed Volatility
-------------------------------------------------
(16)  AXA/Loomis Sayles Growth
-------------------------------------------------
(17)  AXA Mid Cap Value Managed Volatility
-------------------------------------------------


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 528-0204.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information" later in this prospectus.

We set interest rates periodically at our discretion according to our procedures that we have in effect at the time. All interest rates are effective interest rates, but before deduction of quarterly administrative charges or any withdrawal charges.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest rates in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the yearly guaranteed interest rate for the calendar year, and

(3)the current interest rate.


Allocations to the guaranteed interest option are guaranteed to earn interest at least equal to the yearly guaranteed interest rate. The guaranteed interest rate for 2019 is 3%. We guarantee that the yearly guaranteed interest rate will never be less than 3%.


Currently, we also declare a quarterly interest rate that will not be lower than the yearly guaranteed interest rate. The current quarterly rate applies to all amounts in the guaranteed interest account. We can discontinue our practice of declaring quarterly rates at our discretion. We may also declare rates based on:

..   the date amounts were credited to the account, or

..   the date your employer's plan enrolled under the contract.

CONTRACT TERMINATION

Contract termination occurs:

1. when the employer or plan trustee informs us that it is terminating a plan's participation under the contract, in whole or in part, or

2. when we deliver written notice to the employer or plan trustee that we are terminating a plan's participation under the contract because:

   (a)the plan fails to qualify under the Code, or

   (b)we cannot properly administer the contract because the plan has failed to provide us with the necessary participant information.

EFFECTS OF PLAN OR CONTRACT TERMINATION

We will generally pay withdrawals from the guaranteed interest option following a contract termination, or on behalf of a participant covered by a plan that has terminated, in six annual installments. However, in the case of a contract termination, employers may instead elect to receive such amounts immediately in a single payment. The single payment will be subject to a market value adjustment (discussed below). Amounts payable in installments are not subject to a withdrawal charge.

There is no installment payout requirement or a market value adjustment for withdrawals made:

(1)as a result of:

  .   a participant's death,

  .   attainment of the normal retirement age under the employer's plan,

  .   disability, or

  .   separation from service;

(2)to purchase an annuity payout option that depends on the life of an annuitant; or

(3)to satisfy the Code's minimum distribution requirements.

We do not permit transfers to or from the guaranteed interest option once installment payments begin after a contract termination. Transfers out of the guaranteed interest option are also restricted for terminated plan participants once we receive notice of a plan termination. A "plan termination" is the termination, either in whole or in part, of the employer's defined contribution plan when there is no successor plan. Employers and plan trustees, as applicable, must give us 90 days' advance notice of a plan termination.

We will make single sum payments (and impose a market value adjustment) rather than make installment payments under certain circumstances such as when there are relatively few participants remaining following a plan termination or when the aggregate amount held in the guaranteed interest option is less than $25,000 following termination of a plan's participation under the contract.

MARKET VALUE ADJUSTMENT

To determine the market value adjustment, we calculate the amount of the market value change (which may be positive or negative) for each calendar quarter that an employer's plan held amounts attributable to participant plan account values in the guaranteed interest option (each a "quarterly period"). We calculate each market value change for each quarterly period as follows:

(1)We subtract the average interest rate on 5-year U.S. Treasury notes during the quarterly period from the interest rate of a 5-year U.S. Treasury note on the calculation date. The "calculation date" will be the fifth business day prior to the date we pay the withdrawal.

(2)We multiply the result in (1) by the employer's net cash flow in the guaranteed interest option. Net cash flow is contributions, interest credited and transfers in, minus withdrawals, transfers out and fees. The actions of other participants (e.g., transfers, withdrawals, etc.) can affect a plan's cash flow, and thus the amount of the market value adjustment applied to your withdrawal.

(3)We then multiply the result in (2) by a fraction equal to the number of calendar days from the date of the withdrawal to the maturity date for the given quarterly period over 365. The "maturity date" is the fifth anniversary of the first business day of the given quarterly period.

Finally we add together the amount of each market value change for each quarterly period, and divide by the total amount of retirement account values held in the guaranteed interest option under your

                        CONTRACT FEATURES AND BENEFITS
employer's plan on the date of the withdrawal. If the sum of these market value changes is negative, then the market value adjustment is zero. If it is positive, this is the market value adjustment that is imposed, subject to the following conditions:

..   We will not disburse less than the amounts contributed to the guaranteed interest option on behalf of a participant plus interest credited at 3% (the minimum guaranteed rate). Further, the market value adjustment may not exceed 7%. We will reduce the market value adjustment as necessary to meet these conditions.

..   If the withdrawal charge that applies to the amount withdrawn from the guaranteed interest option is greater than the market value adjustment, we will impose the withdrawal charge instead of the market value adjustment.

The contract prohibits the employer or plan trustee, as applicable, from influencing participants' decisions regarding allocations, transfers or withdrawals to or from the guaranteed interest option. We may prohibit transfers to or from the guaranteed interest option and/or impose a contract termination for violations of this provision.

SELECTING INVESTMENT OPTIONS (EMPLOYERS AND PLAN TRUSTEES ONLY)

Subject to state regulatory approval, you, as employer or plan trustee, can fund your plan with up to 25 active investment options at any one time. Selections are made at the time of application, but may be changed subject to our rules in effect at that time.


If any one of the EQ/Conservative Allocation, EQ/Conservative-Plus Allocation, Multimanager Core Bond, Charter/SM/ Multi-Sector Bond, EQ/Intermediate Government Bond, EQ/Quality Bond PLUS, EQ/Global Bond PLUS, EQ/Core Bond Index or EQ/PIMCO Ultra Short Bond options is chosen, the EQ/Money Market option must also be selected. Also, if the guaranteed interest option and any one of the above-listed options are selected, certain restrictions will apply to transfers out of the guaranteed interest option. See "Transferring your money among investment options" later in this prospectus. Lastly, if none of the above-listed options is selected, the guaranteed interest option must be elected as a funding option.


ALLOCATING YOUR CONTRIBUTIONS

If instructed by a contract owner, we allocate contributions to the investment options according to the allocation percentages on the participant's enrollment form or as later changed. Under participant-directed plans, you, as participant, will generally provide those allocation percentages. In trustee-directed plans, the plan trustee will provide those percentages. Allocation percentages that are provided will be used for all contribution sources (employee and employer). Contributions from participants in plans using the Save 1-2-3 program are allocated automatically to the default investment option specified by the employer or plan trustee, until the participant provides alternate allocation instructions.

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

You as a participant should review your confirmation notices carefully to determine whether your contributions have been allocated correctly.

If a contract owner authorizes us to use participant plan investment allocations as its instructions under the contract and unless restricted by your employer's plan, a participant can change his or her allocation percentages at any time. To change allocation instructions, file a change of investment allocation form with your employer or plan trustee, as applicable, to be forwarded to our processing office. If appropriately authorized by a contract owner, a participant can use the VRU or Internet access to change allocation percentages over the phone or over the Internet. The change will remain in effect for future contributions unless another change is requested.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your retirement account value

--------------------------------------------------------------------------------

YOUR RETIREMENT ACCOUNT VALUE

The "retirement account value" is the total of the values attributable to a participant's plan account values under the contract in the variable investment options and the guaranteed interest option. These amounts are subject to certain fees and charges discussed under "Charges and expenses" later in this prospectus.

If a partial or full withdrawal is made or if the contract owner terminates a plan's participation in the MOMENTUM PLUS/SM/ program, participant retirement account values will be reduced by any withdrawal charge and/or any market value adjustment that applies.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each investment option invests in shares of a corresponding portfolio. The value of each variable investment option is measured by "units." The value of units will increase or decrease as though you had invested in the corresponding portfolio's shares directly. The value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option, minus daily charges for mortality and expense risks and other expenses. On any day, the value in any variable investment option equals the number of units credited under that option, adjusted for any units purchased for or deducted from that contract under that option, multiplied by that day's value for one unit. The number of contract units in any variable investment option does not change unless they are:

(i)increased to reflect subsequent contributions,

(ii)decreased to reflect a withdrawal (plus applicable withdrawal charges),

(iii)decreased to reflect a loan, or increased to reflect a loan repayment, or

(iv)increased to reflect a transfer into or decreased to reflect a transfer out of investment options.

In addition, when we deduct the withdrawal charge, the quarterly administrative charge and certain other charges, the number of units credited to that contract will be reduced. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

The value in the guaranteed interest option at any time will equal: contributions, transfers and loan repayments to that option, plus interest, less withdrawals, loans and transfers out of the option, and charges we deduct.

                   DETERMINING YOUR RETIREMENT ACCOUNT VALUE

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR RETIREMENT ACCOUNT VALUE

Subject to certain restrictions, the contract permits transfers of all or a portion of your retirement account value among the investment options at any time. A contract owner may authorize us to use participant plan transfer requests as its instructions under the contract. Your employer's plan may, however, impose restrictions on transfers. We also offer automatic transfer services described under "Automatic asset rebalancing for participant retirement account values" below. There is no charge for transfers or retirement account value rebalancing. Unless otherwise noted, "you" and "your" refer to the participant in this section.

Participants may make transfer requests by filing a request form to transfer with their employer or plan trustee to be forwarded to our processing office. You can also use our VRU or Internet access systems to make transfers among the investment options if your employer has adopted the system and authorized its use.


If your employer elects to fund your plan with the guaranteed interest option and any of the EQ/Conservative Allocation, EQ/Conservative-Plus Allocation, Multimanager Core Bond, Charter/SM/ Multi-Sector Bond, EQ/Intermediate Government Bond, EQ/Quality Bond PLUS, EQ/Global Bond PLUS, EQ/Core Bond Index, EQ/Money Market or EQ/PIMCO Ultra Short Bond options, the maximum amount that may be transferred from the guaranteed interest option to any other investment option during a "transfer period" is the greater of (i) and (ii) below, or, if greater, (iii) if applicable.


(i)25% of the amount you had in the guaranteed interest option as of the last business day of the calendar year immediately preceding the current calendar quarter.

(ii)The total of all amounts you transferred out of the guaranteed interest option during the same immediately preceding calendar year.

(iii)If the employer or plan trustee, as applicable, has made an allocation to the guaranteed interest option on your behalf as a result of the mass transfer of assets to the MOMENTUM PLUS/SM/ contract from another funding vehicle, you may transfer, for the "transfer period" in which the allocation occurred, up to 25% of the amount held in the guaranteed interest option on your behalf as of the date of the allocation.

We will not permit transfers between the guaranteed interest option and the other investment option (i) after we receive a request for a withdrawal from the guaranteed interest option in connection with a contract termination, or
(ii) for 90 days after we receive notice of a plan termination (except for transfers already being made under an automatic transfer option). After the end of the 90 days described in (ii), the transfer limitation described above will go into effect for transfers where your employer's plan is funded with any of the investment options included in that description. If your employer's plan is not funded with any of such investment options, then at the end of the 90 days described in (ii), the maximum amount that may be transferred from the guaranteed interest option to any other investment option during a "transfer period" is 25% of the amount you had in the guaranteed investment option as of the last day of such 90 day period.

From time to time we may remove certain restrictions that apply to your investment method. If we do so we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions that apply to your investment method, amounts that are in any investment options that are not available under your investment method can remain in these options, but you will not be permitted to allocate new contributions or make additional transfers (including through our rebalancing program) into these options.

--------------------------------------------------------------------------------
A TRANSFER PERIOD IS THE CALENDAR QUARTER IN WHICH THE TRANSFER REQUEST IS MADE AND THE PRECEDING THREE CALENDAR QUARTERS.
--------------------------------------------------------------------------------

Generally, this means that unless (iii) above applies, new participants may not transfer funds out of the guaranteed interest option during the first calendar year of their participation under the contract.

Transfers you make from the guaranteed interest option when there is no transfer limitation in effect will not count against the maximum transfer amount if the transfer limitation subsequently goes into effect.

We may, at any time, restrict the use of a disruptive transfer activity and agents acting on behalf of more than one participant. Any agreements to use disruptive transfer activity to make transfers are subject to our rules in effect at that time. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

A transfer request does not change your percentages for allocating current or future contributions among the investment options. We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners/participants.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

As of the date of this prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an "unaffiliated trust"). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trust prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Any such unaffiliated trust would also have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.

When a contract owner/participant is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner/participant explaining that there is a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the contract owner/participant is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners/participants uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners/participants. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner/participant.

Contract owners/participants should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners/participants may be treated differently than others, resulting in the risk that some contract owners/participants may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

AUTOMATIC ASSET REBALANCING FOR PARTICIPANT RETIREMENT ACCOUNT VALUES

Subject to contract owner approval and availability under your employer's plan, a participant may choose to automatically reallocate his or her retirement account value among the variable investment options and the guaranteed interest option which your employer has selected for your plan. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, telling us:

(a)the percentage you want invested in each investment option (whole percentages only), and

(b)how often you want the rebalancing to occur (quarterly, semiannually or annually).

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

While your rebalancing program is in effect, we will transfer amounts among each investment option so that the percentage of your retirement account value that you specify is invested in each option at the end of each rebalancing date. Please note that the allocation percentages used for this program will also be used as your allocation percentages for future contributions.

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REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL AND/OR FINANCIAL ADVISER BEFORE ELECTING THE PROGRAM.
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You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

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WITHDRAWALS AND TERMINATION

Subject to any restrictions in your employer's plan, the contract allows your employer or plan trustee, whichever applies, to make a withdrawal from your retirement account value on your behalf by submitting a completed withdrawal form to our processing office. We will process withdrawal requests on the business day we receive the required information. We will send withdrawal proceeds to your employer or plan trustee, unless your employer instructs us to send the distributions directly to the participants. If we receive only partially completed information, we will return the request to the employer or plan trustee for completion before we can process it.

As a deterrent to premature withdrawal (generally before age 59 1/2) federal income tax rules provide certain restrictions on and penalties for early withdrawals. In addition, for payments made directly to participants, we withhold income taxes from the amount withdrawn unless an exception applies. See "Tax information" later in this prospectus.

The employer or plan trustee may also terminate its entire participation under the contract by writing to our processing office. In addition, if a plan does not qualify under federal income tax rules, or, if a contract owner fails to provide us with the participant data necessary to administer the contract, we may return the plan assets to the employer or plan trustee.

Withdrawals or terminations may result in a withdrawal charge, an installment payout and/or a market value adjustment. See "Effects of plan or contract termination" under "Contract features and benefits" earlier in this prospectus and "Charges that AXA Equitable deducts" under "Charges and expenses" later in this prospectus.

INSTALLMENT PAYMENTS (SYSTEMATIC WITHDRAWALS)

If your plan permits and a participant has at least $5,000 of retirement account value in the investment options on the date we receive the proper election form at our processing office, a participant may elect retirement installment payments. A participant may elect to have installment payments made on a monthly, quarterly, semi-annual or annual basis. The minimum amount available for each installment payment is $300. We will make the installment payment on any day of the month selected as long as it is not later than the 28th day of the month. If a date is not selected then installment payments will be made on the first day of the month.

Installment payments may be elected under the Momentum Plus/SM/ contract if a participant's:

..   plan (which must be either a full service or basic recordkeeping plan as described under "Plan recordkeeping services" later in this prospectus) permits it and the contract owner elects to make this option available to the participants;

..   retirement account value is not subject to a withdrawal charge, as fully explained in "Charges and expenses" later in this prospectus; and

..   account does not have a loan outstanding.

If installment payments are elected, a fixed-dollar amount will be withdrawn from each investment option. A participant need not maintain a minimum retirement account value amount. The amount of each installment payment will represent a pro rata portion of the total amount in each investment option, adjusted to reflect expenses and investment experience.

It is the plan sponsor's responsibility to ensure that payments received meet any applicable requirements of the Code.

Once elected, installment payments shall continue until the retirement account value is exhausted, with the final payment being equal to the amount remaining in the retirement account value, or until we receive a participant's written request to cancel installment payments.

FORFEITURES

Forfeitures can arise when a participant who is not fully vested under a plan terminates employment. Under the terms of the Plan and Trust and the Pooled Trust, when a forfeiture occurs, we will withdraw the unvested portion of the retirement account value and deposit such amount in a forfeiture account. We allocate amounts in the forfeiture account to the plan "default option." The default option is the EQ/Money Market option, if that is an option under your plan. Otherwise, the guaranteed interest option is the default option. For more information on vesting, refer to the SAI.

We will reallocate amounts from the forfeiture account as contributions to participant accounts in accordance with instructions received by the employer or plan trustee, whichever applies. Special rules apply to how the withdrawal charge will apply when forfeitures have occurred. See "Withdrawal charge" under "Charges and expenses" later in this prospectus.

PLAN LOANS

The contract permits your employer or plan trustee, as applicable, to withdraw funds from your retirement account value, without incurring a withdrawal charge, in order to make a loan to you under your employer's plan. Your employer can tell you whether loans are available under your plan.

Employers who adopt the Plan and Trust may choose to offer its loan feature. The availability of loans under an individually designed or IRS pre-approved plan document depends on the terms of the plan.

Employers transferring plan assets to the MOMENTUM PLUS/SM/ program may also transfer outstanding plan loans to the contract. We call these loans "takeover loans." We will allocate repayments of takeover loans to the investment options elected on the takeover loan form.

Effective January 1, 2002, plan loans to sole proprietors, partners and S corporation owners are exempt from the prohibited transaction rules for plan loans, similar to non-owner employees. Therefore, they can borrow on the same basis as their employees.

                             ACCESSING YOUR MONEY

Consult with your attorney or tax adviser regarding the advisability and procedures for obtaining such an exemption.

Participants should apply for a plan loan through their employer or the plan trustee, whichever applies. The employer or plan trustee and the participant must complete and sign a loan agreement and application before we make any plan loans. Before taking a plan loan, married participants must generally obtain written consent of their spouse. In addition, participants should always consult their tax adviser before taking out a plan loan.

We permit only one outstanding plan loan at any time. We will permit any number of takeover loans at any time. You may not have both takeover loans and plan loans outstanding at the same time. The minimum loan amount is $1,000 and the maximum is 50% of your vested retirement account value and cannot exceed $50,000. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance in the previous twelve months over the outstanding balance of plan loans on the date the loan was made. When you request the loan you may specify from which investment options the plan loan is to be deducted. The loan term must comply with any law that applies. See "Tax information" later in this prospectus.

For a description of charges associated with plan loans, see "Plan loan charges" under "Charges and expenses" later in this prospectus.

Your employer or the plan trustee will set the interest rate that applies to your plan loan under the terms of your employer's plan. Each employer or plan trustee, as applicable, is responsible for determining the interest rate that applies to each loan. We will add all interest (as well as principal) that you pay to your retirement account value. The interest paid in repaying a loan may not be deductible, but amounts paid as interest on your loan will be taxable when it is distributed.

Plan loan repayments covering interest and principal will be due according to the repayment schedule determined according to the terms of the employer's plan. Participants should send plan loan repayments to the plan administrator and NOT to AXA Equitable. All plan loan payments made by the plan administrator to us must be made by ACH transfers, check or wire transfer subject to the same rules for contributions. See "How contributions can be made" earlier in this prospectus.

If permitted by the plan. you may prepay a plan loan in whole or in part at any time. We will apply any payments we receive to interest first and principal second. Plan loan repayments will be allocated to the investment options according to the instructions we receive on the loan request form.

A plan loan will be considered in default if:

..   we do not receive the amount of any scheduled repayment within 90 days of its due date,

..   the participant dies, or

..   participation under the contract terminates and the plan does not allow repayment after separation of service.

We may then treat the plan loan principal as a withdrawal subject to the withdrawal charge.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include payment of a death benefit, or payment of any portion of your retirement account value (less any withdrawal charge). We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option for up to six months while you are living.

YOUR ANNUITY PAYOUT OPTIONS

When a participant is ready to retire, the contract owner will report to us that an annuity benefit is to be provided under the contract. We will then apply any contract values attributable to a participant's retirement account value to purchase his or her annuity benefit. Subject to availability under an employer's plan and the Code, MOMENTUM PLUS/SM/ will offer several choices of annuity payout options. You may choose fixed or variable annuity payments. You can choose from among the annuity payout options listed below. Your choices are always subject to the terms of your employer's plan. The distribution will be in the form of a life annuity or other form offered by us at the time. We reserve the right to remove or change these annuity payout options, other than the life annuity, or to add another payout option at any time.

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Annuity Payout Options                   .   Life annuity
                                         .   Life annuity with period certain
                                         .   Life annuity with refund certain
                                         .   Period certain annuity
                                         .   Qualified joint and survivor life
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Variable Immediate Annuity pay- out      .   Life annuity (not available in New
  options (as described in a separate        York)
  prospectus for this option)            .   Life annuity with period certain
                                         .   Qualified joint and survivor life
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ANNUITY PAYOUT OPTIONS

A participant can choose from among the following annuity payout options:

..   LIFE ANNUITY: An annuity that guarantees payments for the rest of a participant's life. Payments end with the last monthly payment before a participant's death. Because there is no death benefit with this payout option, it provides the highest monthly payment of any of the life annuity options. The monthly payments terminate with your death. If you choose this payout option and you die before the due date of the second (third, fourth, etc.) annuity payment, then you will only receive one (two, three, etc.) annuity payment.

                             ACCESSING YOUR MONEY

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of a participant's life and, if a participant dies before the end of a selected period of time ("period certain"), provides payments to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the participant and the joint annuitant. A life annuity with period certain is the form of annuity under the contracts that a participant will receive if a participant does not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of a participant's life and, if a participant dies before the amount applied to purchase the annuity option has been recovered, provides payments to the beneficiary that will continue until that amount has been recovered.

..   PERIOD CERTAIN ANNUITY: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15 or 20 years. The guarantee period may not exceed a participant's life expectancy. This option does not guarantee payments for the rest of a participant's life.

..   QUALIFIED JOINT AND SURVIVOR LIFE ANNUITY: An annuity that guarantees lifetime income to a participant and, after a participant's death, continuation of income to the participant's surviving spouse. Generally, unless married participants elect otherwise with the written consent of their spouse, this will be the normal form of annuity payment for plans such as the Plan and Trust.

The life annuity, life annuity with period certain and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of a participant's life and, after a participant's death, continuation of payments to their surviving spouse. We may offer other payout options not outlined here. AXA Equitable's financial professional can provide details.

FIXED ANNUITY PAYOUT OPTIONS

The MOMENTUM PLUS/SM/ contract offers fixed annuity payout options. We guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your contract or on our then current annuity rates, whichever is more favorable for the participant.

The chart below compares the financial value of the different annuity payout options. The hypothetical example assumes at the time payments commence:

..   a $100,000 initial contribution;

..   both the annuitant and the joint annuitant are 65;

..   fixed annuity rates that are currently guaranteed in the contract;

..   no state premium taxes; and

..   no withdrawal charges.

We can change the actuarial basis for the fixed annuity rates only for new contributions and only after the fifth anniversary of the date the contract is issued. Subsequent changes must be at least five years after any previous change. Certain legal requirements may limit the forms of annuity available to you.

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                                       AMOUNT TO   RATE PER
                                       BE APPLIED  $1.00 OF   MONTHLY
                                       ON ANNUITY  MONTHLY    ANNUITY
         ANNUITY FORM                 FORM ELECTED ANNUITY    PROVIDED
        ----------------------------------------------------------------
        Life                            $100,000   $207.42  $482.11
        5 Year Certain Life             100,000    208.32    480.04
        10 Year Certain Life            100,000    211.15    473.60
        15 Year Certain Life            100,000    216.29    462.34
        20 Year Certain Life            100,000    224.23    445.98
        100% Joint & Survivor Life      100,000    243.17    411.23
        75% Joint & Survivor Life       100,000    234.24    426.92/(1)/
        50% Joint & Survivor Life       100,000    225.30    443.86/(1)/
        100% Joint & Survivor
        -- 5 Year Certain Life/(2)/     100,000    243.19    411.20
        100% Joint & Survivor
        -- 10 Year Certain Life/(2)/    100,000    243.37      410.90
        100% Joint & Survivor
        -- 15 Year Certain Life/(2)/    100,000    244.03      409.79
        100% Joint & Survivor
        -- 20 Year Certain Life/(2)/    100,000    245.83      406.79
        ----------------------------------------------------------------

(1)Represents the amount payable to the primary annuitant. A surviving joint annuitant would receive the applicable percentage of the amount paid to the primary annuitant.
(2)You may also elect a joint and survivor annuity -- period certain with a monthly benefit payable to the surviving joint annuitant in any percentage between 50 and 100.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

SELECTING AN ANNUITY PAYOUT OPTION

In order to elect an annuity payout option, the retirement account value used to purchase an annuity must be at least $3,500. Once an annuity payout option has been chosen and payments have begun, no changes can be made.

The amount of the annuity payments will depend on:

(1)the amount applied to purchase the annuity;

(2)the type of annuity chosen; and

(3)in the case of a life annuity, the participant's age (or the participant's and joint annuitant's ages).

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YOU, THE PARTICIPANT, ARE THE ANNUITANT (OR MEASURING LIFE) FOR DETERMINING PAYMENTS.
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                             ACCESSING YOUR MONEY

MINIMUM DISTRIBUTIONS (AUTOMATIC MINIMUM WITHDRAWAL OPTION) -- OVER AGE 70 1/2

Under the federal income tax rules, distributions from qualified plans generally must begin by April 1st of the calendar year after the calendar year in which the participant reaches age 70 1/2, or retires from the employer sponsoring the plan, whichever is later. For participants who own more than 5% of the business, minimum distributions must begin after age 70 1/2 even if they are still working. Subsequent distributions must be made by December 31st of each calendar year (including the calendar year in which distributions must begin).

If a participant takes less than the required minimum distribution in any year, that participant could have to pay a 50% penalty tax on the "shortfall" (required amount less amount actually taken).

AUTOMATIC MINIMUM WITHDRAWAL OPTION

The "automatic minimum withdrawal option" is a payment option we designed to help the participant meet lifetime required minimum distributions under federal income tax rules. If a participant elects the automatic minimum withdrawal option, we will withdraw the amount that federal income tax rules require a participant to withdraw from the participant's retirement account value. We calculate the amount to be withdrawn under this option based on the information given us, the various participant choices made, and certain assumptions. We assume that the funds held under the contract are the only funds subject to required minimum distributions. We are not responsible for errors that result from inaccuracies of participant information you provided. We describe the participant choices in the SAI.

A participant may elect the automatic minimum withdrawal option if the participant is at least 70 1/2 has a retirement account at least $3,500. A participant can elect the automatic minimum withdrawal option by filing the proper election form with their employer.

A participant may discontinue the automatic minimum withdrawals program at any time upon notice to us. Generally, electing this option does not restrict a participant from taking additional partial withdrawals or subsequently electing an annuity payout option.

The automatic minimum withdrawal option is not available if a participant has an outstanding loan.

The minimum amount that a participant may receive under this option is $300, or the participant's retirement account value, whichever is less.

                             ACCESSING YOUR MONEY

5. The MOMENTUM PLUS/SM/ program

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This section explains the MOMENTUM PLUS/SM/ program in further detail. It is intended for employers who wish to enroll in the MOMENTUM PLUS/SM/ program, but contains information of interest to participants as well. You should, of course, understand the provisions of your plan and Adoption Agreement that define the scope of the MOMENTUM PLUS/SM/ program in more specific terms. References to "you" and "your" in this section are to you in your capacity as an employer or plan trustee. Discussion in this and other sections of features of the MOMENTUM PLUS/SM/ program (other than the variable investment options) such as the Plan and Trust, the Pooled Trust, Plan recordkeeping services and Plan fees and charges, are solely to provide a more complete understanding of how the variable investment options operate within the MOMENTUM PLUS/SM/ program.

The MOMENTUM PLUS/SM/ program offers, according to the terms of either the Plan and Trust or the Pooled Trust, a group variable annuity contract as a funding vehicle for employers who sponsor qualified retirement plans. A defined contribution plan is a retirement plan that provides for an individual account for each plan participant, and for benefits based solely on the amounts contributed to such an account and any income, expenses, gains and losses. A qualified defined contribution plan is a defined contribution plan that meets the requirements of Section 401(a) of the Code and Treasury regulations that apply.

You, the employer or plan trustee, whichever applies, are responsible for determining whether the MOMENTUM PLUS/SM/ contract is a suitable funding vehicle for your defined contribution plan. You should read this prospectus and the MOMENTUM PLUS/SM/ contract before entering into the contract.

PLAN AND TRUST

As an employer, subject to AXA Equitable's underwriting requirements, you can use the MOMENTUM PLUS/SM/ program to adopt the Plan and Trust, in which case the Trust will be the sole funding vehicle for your plan. The Trust is funded by the contract.

The Plan and Trust consists of IRS pre-approved defined contribution plans, all of which use the same basic plan document. They include:

..   a standardized and nonstandardized profit-sharing plan (both with an optional qualified cash or deferred arrangement pursuant to Section 401(k) of the Code); and

..   a standardized and a nonstandardized defined contribution pension plan.

An employer may adopt one or more of these plans. The contract owner will instruct us to consider these as participant-directed plans. That means the plan participants choose which variable investment options to use for the investment of their plan accounts from those options selected by the plan. The plans are designed to meet the requirements of Section 404(c) under the Employee Retirement Income Security Act of 1974 ("ERISA"). However, an employer is responsible for making sure that variable investment options chosen constitute a broad range of investment choices as required by the Department of Labor ("DOL") regulation under Section 404(c). See "Certain rules applicable to plans designed to comply with Section 404(c) of ERISA" under "Tax information" later in this prospectus.

If you adopt the Plan and Trust, you must choose our full-service plan recordkeeping option. The SAI contains more information about the Plan and Trust.

POOLED TRUST

If you adopt the Pooled Trust, the contract provides that it must be your plan's sole funding vehicle unless we agree otherwise. Both the Pooled Trust and the Plan and Trust use the same group variable annuity contract (i.e., the MOMENTUM PLUS/SM/ contract).

The Pooled Trust is available for qualified defined contribution plans with either participant-directed or trustee-directed investments. If you elect the basic plan recordkeeping option you may use either the Pooled Trust or your own individually designed or prototype qualified defined contribution plan document. You may not use the Plan. The full-service recordkeeping option is not available with the Pooled Trust. However, we may offer to perform additional plan recordkeeping services for an additional charge.

TRUSTEE

Reliance Trust Company currently is the trustee under both the Pooled Trust and the Plan and Trust. The sole responsibility of Reliance Trust Company is to serve as a party to the MOMENTUM PLUS/SM/ contract. It has no responsibility for the administration of the MOMENTUM PLUS/SM/ program or for any distributions or duties under the contract. The Plan and Trust and the Pooled Trust will not be available in certain states and in certain situations where the MOMENTUM PLUS/SM/ contract is only issued directly to the employer or plan trustee. Employers in those states and situations will not be able to use our full-service plan recordkeeping option.

EMPLOYER'S RESPONSIBILITIES

If an employer elects the full-service recordkeeping option, their responsibilities relating to the administration and qualification of their plan will include:

..   sending us contributions at the proper time;

..   determining the amount of all contributions for each participant;

..   maintaining all personnel records necessary for administering your plan;

..   determining who is eligible to receive benefits;

..   forwarding all the forms to us that employees are required to submit;

..   arranging to have all reports distributed to employees and former employees if you elect to have them sent to you;

..   arranging to have our prospectuses distributed;

                         THE MOMENTUM PLUS/SM/ PROGRAM

..   filing an annual information return for your plan with the IRS, if required;

..   providing us with the information needed for running special nondiscrimination tests, if you have a 401(k) plan or if your plan accepts post-tax employee or employer matching contributions, and making any corrections if you do not pass the test;

..   selecting interest rates and monitoring default procedures, if you elect to offer participant loans in your plan; and

..   meeting the requirements of Section 404(c) under ERISA if you intend for your plan to comply with that section.

The plan recordkeeping services agreement contains other responsibilities of the employer relating to the administration and qualification of an employer's plan. All plans that elect the full-service plan record-keeping option must enter into the recordkeeping services agreement. We will give you guidance and assistance in performing your responsibilities; however, you are ultimately responsible. Employers who use an individually designed or an IRS pre-approved plan already have most of these responsibilities; therefore, adopting the Pooled Trust will not increase such responsibilities.

ADOPTING THE MOMENTUM PLUS/SM/ PROGRAM

To adopt the Plan and Trust, you, as the employer, must complete and sign a participation agreement and complete certain other installation forms and agreements.

To adopt the Pooled Trust, a plan trustee must execute a Pooled Trust participation agreement. Return your completed participation agreement to the address specified on the form. You should keep copies of all completed forms for your own records. In addition, the employer or plan trustee, whichever applies, must complete a contract application in order to participate in the contract.

Your financial professional can help you complete the participation agreement and the contract application. We recommend that your tax or benefits adviser review the participation agreement.

The provisions of your plan or applicable laws or regulations may be more restrictive than the MOMENTUM PLUS/SM/ contract. We reserve the right to amend the MOMENTUM PLUS/SM/ contract without the consent of any other person to comply with laws and regulations that may apply.

                         THE MOMENTUM PLUS/SM/ PROGRAM

6. Plan recordkeeping services


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We offer two plan recordkeeping options: basic recordkeeping or full-service recordkeeping. Employers must elect one of these options for each plan. Employers who elect the full-service recordkeeping option must adopt the Plan and Trust.

BASIC RECORDKEEPING OPTION

Our basic recordkeeping option includes:

..   accounting by participant;

..   accounting by source of contributions;

..   plan administration manual and forms (including withdrawal, transfer, loan processing and account allocation forms);

..   provision of annual Form 5500 Schedule A information for use in the plan's annual Form 5500 report to the DOL;

..   plan loan processing, if applicable; and

..   1099-R for defaulted loans.

For an additional fee, we will also, based on information submitted by employers, direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. Employers who elect this service must enter into a written agreement with AXA Equitable. The written agreement specifies the fees for this service.

FULL-SERVICE RECORDKEEPING OPTION

A full-service recordkeeping option is available for employers who adopt the Plan and Trust. Under this option, we will provide the following plan recordkeeping services in addition to the services described above:

..   Plan and Trust documents approved by the IRS;

..   assistance in interpreting the Plan and Trust, including plan installation and ongoing administrative support;

..   assistance in annual reporting with the IRS and the DOL;

..   plan administration manual and forms (including withdrawal, transfer, loan processing and account allocation forms);

..   performance of vesting calculations;

..   performance of special nondiscrimination tests applicable to Code
    Section 401(k) plans;

..   tracking of hardship withdrawal amounts in Code Section 401(k) plans;

..   direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS; and

..   1099-R for defaulted loans.

Employers or plan trustees, as applicable, who elect the full-service recordkeeping option must sign a plan recordkeeping services agreement. This agreement specifies the fees for the recordkeeping services and describes any additional services that we will provide.

                          PLAN RECORDKEEPING SERVICES

7. Charges and expenses

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CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit value of each variable investment option:

..   A mortality and expense risks charge.

..   An expense charge.

We deduct the following charges from each retirement account value. When we deduct these charges from the variable investment options, we reduce the number of units credited to an account. Any portion of the charge deducted from the guaranteed interest option is withdrawn in dollars:

..   A quarterly administrative charge.

..   A withdrawal charge when you make certain withdrawals.

..   A loan set-up charge when a plan loan is made.

..   A recordkeeping charge on the last business day of each calendar quarter if there is an active loan.

..   Charges at the time annuity payments begin -- charges for state premium and other applicable taxes. An annuity administrative fee may also apply.

We also bill the employer directly an annual charge for plan record-keeping services. More information about these charges appears below.

CHARGES UNDER THE CONTRACT

CHARGES TO VARIABLE INVESTMENT OPTIONS

We deduct a daily charge from the net assets in each variable investment option to compensate us for expense risks, mortality risks and other expenses. We deduct this charge daily at a guaranteed maximum annual rate of 1.35% for each variable investment option, of which 0.50% is for mortality risks, 0.60% is for expense risks and 0.25% is for other expenses.

The expense risk we assume is the risk that, over time, our actual expense of administering the contract will exceed the amounts we realize from the quarterly administrative expense charge, the expense charge and the loan charges. The mortality risk we assume is that annuitants, as a group, may live longer than anticipated under annuity payout options that depend on the life of an annuitant. We intend the charge for expenses to reimburse us for our costs in providing administrative services under the contract.

To the extent the above charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contract.

QUARTERLY ADMINISTRATIVE CHARGE

On the last business day of each calendar quarter, we deduct an administrative charge from each retirement account value to compensate us for administrative expenses relating to the contract. The charge is currently equal to a maximum charge of $7.50 ($30 annually) or, if less, 0.50% of the total of the retirement account value plus the amount of any active loan. We deduct this charge from each variable investment option and the guaranteed interest option in a specified order based on the source of the contributions. We describe how we deduct this charge in more detail under ''How We Deduct The MOMENTUM PLUS/SM/ Quarterly Administrative Charge'' in the SAI.

We will waive this charge for accounts of participants in plans that, prior to October 1, 1993, were using EQUI-VEST(R) Corporate Trusteed, EQUI-VEST(R) Unincorporated Trusteed, EQUI-VEST(R) Annuitant-Owned HR-10 or MOMENTUM PLUS/SM/ as a funding vehicle, and which transferred assets to this contract, or if the retirement account value of the MOMENTUM PLUS/SM/ account is at least $25,000 on the last business day of each calendar quarter. This charge will be prorated for the calendar quarter in which the employer's plan enrolls under the contract. The charge will not be prorated, however, if a participant enrolls during any subsequent calendar quarter. We reserve the right to increase this charge if our administrative costs increase. We will give employers or plan trustees 90 days' written notice of any increase.

You, as employer, may choose to have this quarterly administrative charge billed to you directly for plans with 10 or more participants. However, we reserve the right to deduct the charge from retirement account values if we do not receive payment from the employer.

CHARGE FOR PLAN RECORDKEEPING SERVICES

The annual charge for the basic plan recordkeeping option is $300 (prorated in the first year). We will bill this charge directly to the employer except for plans with 10 or fewer participants. This charge may be waived in certain cases. Employers may enter into a written agreement with us for direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. We currently charge a $25 checkwriting fee for each check drawn under the service. We reserve the right to increase these charges if our plan recordkeeping costs increase. We will give employers or plan trustees, as applicable, 90 days' written notice of any increase.

There are additional charges if the employer or plan trustee, as applicable, elects to use our full-service plan recordkeeping option. The additional charges will be set out in the recordkeeping services agreement and will depend on the services used.

WITHDRAWAL CHARGE

We do not deduct a sales charge from contributions. However, we assess a charge on amounts withdrawn from retirement account values to help pay the various sales and promotional expenses incurred in selling the contract. The withdrawal charge does not apply after the employer's plan has participated in the contract for five years.

Unless the employer's plan has participated in the contract for five years, we deduct a withdrawal charge for:

..   in-service withdrawals that are direct rollovers to an individual retirement account or another qualified plan not funded by an AXA Equitable contract;

                             CHARGES AND EXPENSES

..   lump sum withdrawals from the variable investment options following a plan termination;

..   lump sum withdrawals from the guaranteed interest option following a plan termination if the market value adjustment is less than the withdrawal charge; and

..   surrenders following a contract termination.

In order to give the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of any withdrawal charges from the retirement account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

The withdrawal charge is 6% of the amount withdrawn or, if less, 8.5% of vested contributions (less any prior withdrawal charges paid) made on behalf of the participant.

FORFEITED RETIREMENT ACCOUNT VALUE. If a portion of the retirement account value is forfeited under the terms of an employer's plan, we will assess a withdrawal charge only against vested contribution amounts. Under the basic plan recordkeeping option, the plan trustee must tell us the vested balance. No withdrawal charge applies to money in the forfeiture account that is reallocated to participant accounts. However, if you, as the employer or plan trustee, withdraw the forfeited amount from the contract before it is reallocated to other participants, we will charge you the balance of the withdrawal charge at that time.

WE WILL WAIVE THE WITHDRAWAL CHARGE IF:

..   the amount withdrawn is applied to the election of a life annuity payout option;

..   you, the participant, die, retire or become disabled;

..   you, the participant, have separated from service as defined in the Code;

..   the amount withdrawn is intended to satisfy the Code's minimum distribution requirements (Section 401(a)(9)) applicable after you turn age 70 1/2;


..   the amount withdrawn is defined as a "hardship withdrawal" pursuant to
    Treasury Regulation 1.401(k)-1(d). A hardship withdrawal is never subject to a withdrawal charge;


..   the amount withdrawn is the result of a request for a refund of "excess contributions" or "excess aggregate contributions" as such terms are defined in Section 401(k)(8)(B) and 401(m)(6)(B), respectively, of the Code, including any gains or losses, and the withdrawal is made no later than the end of the plan year following the plan year for which such contributions were made;

..   the amount withdrawn is a request for a refund of "excess deferrals" as such term is defined in Section 402(g)(2) of the Code, including any gains or losses, provided the withdrawal is made no later than April 15th, following the calendar year in which such excess deferrals were made;

..   the amount withdrawn is a request for a refund of contributions made due to a mistake of fact made in good faith, provided the withdrawal is made within 12 months of the date such contributions were made and such withdrawal does not include any earnings attributable to such contributions;

..   the amount withdrawn is a request for a refund of contributions made due to an automatic investment, provided the withdrawal is made within 90 days of the date of the participant's initial contribution pursuant to the terms of the Code; or

..   the amount withdrawn is a request for a refund of contributions that the employer disallowed as a deduction for federal income tax purposes, provided such withdrawal is made within 12 months after the disallowance and such withdrawal does not include any earnings attributable to such contributions.

PLAN LOAN CHARGES

We will deduct a $25 charge from the retirement account value when a plan loan is made. Also, we will deduct a recordkeeping charge of $6 from the retirement account value on the last business day of each calendar quarter if there is an active loan on that date. An "active loan" is the principal amount of any participant plan loan that has neither been repaid nor considered distributed under Section 72(p) of the Code.

We intend these charges to reimburse us for the added administrative costs associated with processing loans. The $6 per quarter record-keeping charge (but not the $25 set-up charge) will apply to takeover loans.

An employer may elect to pay these charges. We reserve the right to increase these administrative charges if our costs increase. We will give employers or plan trustees, as applicable, 90 days' written notice of any increase.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as state premium taxes in a participant's state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed on us varies by jurisdiction and ranges from 0% to 1%.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative services fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses of the Trusts.

                             CHARGES AND EXPENSES

CHARGE REDUCTIONS UNDER SPECIAL CIRCUMSTANCES

For certain group arrangements, we may reduce certain charges. To qualify for these reductions or reduced charges, a group must meet certain requirements. We take factors such as our costs for sales, administration, the size of the group and frequency of contributions in account when reducing such charges. We also make charge reductions according to our rules in effect when we approve a contract for issue. Notwithstanding the above, we will not permit a reduction in charges where it will be unfairly discriminatory. All charge reductions are subject to any required governmental or regulatory approval.

                             CHARGES AND EXPENSES

8. Payment of death benefit

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DEATH BENEFIT AMOUNT

The death benefit is equal to the retirement account value, unless payments under an annuity payout option have already begun.

If the participant dies while a loan is outstanding, the unpaid loan balance will automatically default and be subject to federal income tax as a plan distribution.

DISTRIBUTION OF THE DEATH BENEFIT

If a participant dies before the entire benefit has been paid, the remaining benefits will be paid to the participant's beneficiary. If a participant dies before he or she begins receiving benefits, the law generally requires the entire benefit to be distributed no more than five years after death. There are exceptions:

(1)a beneficiary who is not the participant's spouse may elect payments over his or her life or a fixed period which does not exceed the beneficiary's life expectancy, provided payments begin by December 31st of the year following death, or

(2)if the benefit is payable to the spouse, the spouse may elect to receive benefits over his or her life or a fixed period which does not exceed his/her life expectancy beginning any time up to December 31st of the year the participant would have turned age 70 1/2.

If, at death, a participant was already receiving benefits, the beneficiary can continue to receive benefits based on the payment option selected by the participant.

Under the MOMENTUM PLUS/SM/ contract, on the day we receive due proof of death, we automatically transfer the participant's retirement account value to the default option unless the beneficiary gives us other written instructions. We hold all monies in the default option until the beneficiary requests a distribution or transfer.

To designate a beneficiary or to change an earlier designation, you must have the employer send us a beneficiary designation form. Your spouse must consent in writing to a designation of any non-spouse beneficiary, as explained under "Tax information" later in this prospectus.

We are not responsible for any beneficiary change request that we do not receive.

BENEFICIARY'S PAYMENT OPTIONS

The beneficiary may elect to:

(a)receive the death benefit in a single sum,

(b)apply the death benefit to an annuity payout option we offer,

(c)apply the death benefit to provide any other form of benefit payment we offer,

(d)have the death benefit directly rolled over to a new inherited IRA established on behalf of the beneficiary in specified circumstances, or

(e)have the death benefit credited to an account under the MOMENTUM PLUS/SM/ contract maintained on behalf of the beneficiary in accordance with the beneficiary's investment allocation instructions.

If the beneficiary elects the last option then:

(1)the beneficiary will be entitled to delay distribution of his or her account as permitted under the terms of the employer's plan and the minimum distribution rules under federal income tax rules; and

(2)we will determine the value of the beneficiary's account at the time of distribution to the beneficiary which, depending upon investment gains or losses, may be worth more or less than the value of the beneficiary's initial account.

The beneficiary's choices may be limited by the terms of the plan, our rules in effect at the time and federal income tax rules.

                           PAYMENT OF DEATH BENEFIT

9. Tax information

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OVERVIEW

Employer retirement plans that may qualify for tax-favored treatment are governed by the provisions of the Code and ERISA. The Code is administered by the IRS. ERISA is administered primarily by the DOL.

Provisions of the Code and ERISA include requirements for various features including:

..   participation, vesting and funding;

..   nondiscrimination;

..   limits on contributions and benefits;

..   distributions;

..   penalties;

..   duties of fiduciaries;

..   prohibited transactions; and

..   withholding, reporting and disclosure.

IT IS THE RESPONSIBILITY OF THE EMPLOYER, PLAN TRUSTEE AND PLAN ADMINISTRATOR TO SATISFY THE REQUIREMENTS OF THE CODE AND ERISA.

This prospectus does not provide detailed tax or ERISA information. The following discussion briefly outlines the Code provisions relating to contributions to and distributions from certain tax-qualified retirement plans, although some information on other provisions is also provided. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and regulations or other interpretations of them. In addition, federal tax laws and ERISA are continually under review by Congress, and any changes in those laws, or in the regulations pertaining to those laws, may affect the tax treatment of amounts contributed to tax-qualified retirement plans or the legality of fiduciary actions under ERISA. Any such change could have retroactive effects regardless of the date of enactment. In addition to legislation enacted in December 2017, Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax aspects of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

Certain tax advantages of a tax-qualified retirement plan may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of federal estate and gift tax laws (or state and local estate, inheritance and other similar tax laws). This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular person's plan or contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

You are purchasing or contributing to an annuity contract in connection with an employer plan qualified under Code Section 401 ("qualified plan"). You should be aware that using an annuity contract as the funding vehicle for a qualified plan does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the contract's selection of investment funds, availability of a guaranteed interest account and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans. For this purpose additional annuity contract benefits may include enhanced death benefits and guaranteed minimum income benefits. Currently we believe that these provisions would not apply to MOMENTUM PLUS/SM/ contracts because of the type of benefits provided under the contract. However, you should consider the potential implication of these Regulations before you purchase this annuity contract.

THE PROVISIONS OF THE CODE AND ERISA ARE HIGHLY COMPLEX. FOR COMPLETE INFORMATION ON THESE PROVISIONS, AS WELL AS ALL OTHER FEDERAL, STATE, LOCAL AND OTHER TAX CONSIDERATIONS, QUALIFIED LEGAL AND TAX ADVISERS SHOULD BE CONSULTED.

TAX ASPECTS OF CONTRIBUTIONS TO A PLAN

Corporations, partnerships and self-employed individuals can establish qualified plans for working owners and employees who participate in the plan. Both employer and employee contributions to these plans are subject to a variety of limitations, some of which are discussed here briefly. See your tax adviser for more information. Violation of contribution limits may result in plan disqualification and/or imposition of monetary penalties. The trustee or plan administrator may make contributions on behalf of the plan participants which are deductible from the employer's federal gross income. Employer contributions which exceed the amount currently deductible if not returned (with earnings allocable to the contribution) to the employer within two and a half months after the end of the plan year are subject to a 10% penalty tax.

The limits on the amount of contributions that can be made and/or forfeitures that can be allocated to each participant in defined contribution

                                TAX INFORMATION
plans for 2019 is the lesser of $56,000 (after adjustment for cost-of-living changes) or 100% of the compensation or earned income for each participant. In 2019, the employer may not consider compensation in excess of $280,000 in calculating contributions to the plan. This amount will be adjusted for cost-of-living changes in future years. For self-employed individuals, earned income is defined so as to exclude deductible contributions made to all tax-qualified retirement plans, including Keogh plans, and takes into account the deduction for one-half the individual's self-employment tax. Deductions for aggregate contributions to profit-sharing plans may not exceed 25% of all participants' compensation.


A qualified plan may allow the participant to direct the employer to make contributions by entering into a salary reduction agreement with the employer under Section 401(k) of the Code ("elective deferrals"). The 401(k) plan, otherwise known as a cash or deferred arrangement, must not allow withdrawals of elective deferrals and the earnings on them before the earliest of the following events:

(1)reaching of age 59 1/2,

(2)death,

(3)disability,

(4)certain business dispositions and plan terminations, or


(5)termination of employment. In addition, in-service withdrawals may be made in the case of financial hardship.

A participant cannot elect to defer annually more than $19,000 in 2019 under all salary reduction arrangements with all employers in which the individual participates.

Participants who are at least age 50 at any time during 2019 can make an additional $6,000 of "catch-up" elective deferrals if their plan so permits.


Elective deferral contributions are generally made on a pre-tax basis. If the employer's plan permits, an employee may designate some or all of salary reduction contributions as "designated Roth contributions," which are made on an post-tax basis to the 401(k) arrangement.

Employer matching contributions to a 401(k) plan for self-employed individuals are no longer treated as elective deferrals, and are treated the same as employer matching contributions for other employees.


A qualified plan must not discriminate in favor of highly compensated employees. Two special nondiscrimination rules limit contributions and benefits for highly compensated employees in the case of (1) a 401(k) plan and (2) any defined contribution plan, whether or not a 401(k) feature is in the plan, which provides for employer matching contributions, employee post-tax contributions or elective deferrals. Generally, these nondiscrimination tests require an employer to compare the deferrals or the aggregate contributions, as the case may be, made by the eligible highly compensated employees with those made by the eligible non-highly compensated employees, although alternative simplified tests are available. Highly compensated participants include five percent owners and employees earning more than $125,000 for the prior year. (If desired, the latter group can be limited to employees who are in the top 20% of all employees based on compensation.) In addition, special "top heavy" rules apply to plans where more than 60% of the contributions or benefits are allocated to certain highly compensated employees known as "key employees."


Certain 401(k) plans can adopt a "SIMPLE 401(k)" feature which will enable the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the 401(k) plan to meet specified contribution, vesting, exclusive plan requirements and notice requirements.

Also, employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a matching contribution equal to
(a) 100% of salary deferral contributions up to 3% of compensation; and (b) 50% of salary deferral contributions that exceed 3% but are less than 5% of compensation. These contributions must be nonforfeitable. If the employer makes these contributions and gives proper notification to plan participants, the plan is not subject to non-discrimination testing on the salary deferral and matching contributions.

If a 401(k) plan or defined contribution plan with an employer match makes contributions to highly compensated employees exceeding applicable nondiscrimination limits for any plan year, the plan may be disqualified unless the excess amounts including earnings are distributed before the close of the next plan year. In addition, the employer is subject to a 10% penalty on any such excess contributions or excess aggregate contributions. The employer may avoid the penalty by distributing those contributions, plus income, within two and one-half months after the close of the plan year. Except where the distribution is de minimis (under $100), the participant receiving any such distribution is taxed on the distribution and the related income for the year of the excess contribution or excess aggregate contribution.

Contributions to a 401(k) plan or a defined contribution plan as matching contributions, within the meaning of Section 401(m) of the Code, may not be deductible by the employer for a particular taxable year if the plan contributions are attributable to compensation earned by a participant after the end of the taxable year.

TAX ASPECTS OF DISTRIBUTIONS FROM A PLAN

Amounts held under qualified plans are generally not subject to federal income tax until benefits are distributed to the participant or other recipient. In addition, there will not be any tax liability for transfers of any part of a participant's retirement account value among the investment options.

The various types of benefit payments include withdrawals, annuity payments and lump sum distributions. Each benefit payment made to the participant or other recipient is generally fully taxable as ordinary income. An exception to this general rule is made, however, to the extent a distribution is treated as a recovery of post-tax contributions made by the participant.

In addition to income tax, the taxable portion of any distribution may be subject to a 10% penalty tax. See "Penalty tax on premature distributions" in this section.

DESIGNATED ROTH CONTRIBUTION ACCOUNT

Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan. If both the aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income. A nonqualified

                                TAX INFORMATION
distribution from a designated Roth contribution account is treated as part return of basis, part earnings on pro rata basis.

If the post-tax contributions are in a "designated Roth account" under a 401(k) plan which permits designated Roth elective deferral contributions to be made, they can be rolled into another "designated Roth account" under another such plan. They cannot be rolled over to a non-Roth post-tax contribution account. You may not roll over Roth IRA funds into a designated Roth account under a 401(k) plan.

"IN-PLAN" ROTH CONVERSIONS

If permitted by the plan, participants who are eligible to withdraw amounts may make an "in-plan" direct conversion rollover from a pre-tax account or a non-Roth post-tax account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An "in-plan" direct conversion rollover is not subject to withholding but is a taxable transaction, so a participant considering an "in-plan" direct conversion rollover should consider the payment of estimated tax. No tax applies to the basis portion of a non-Roth post-tax amount so converted.

A plan may allow an internal direct transfer from a pre-tax or non-Roth post-tax account to a designated Roth account under the plan, even though the transferred amounts are not eligible for withdrawal by the individual electing the transaction. The transfer would be taxable and withdrawals would not be permitted from the designated Roth account under the plan. Additional separate accounting will be required to implement this provision.

INCOME TAXATION OF WITHDRAWALS

The amount of any distribution prior to the annuity starting date is treated as ordinary income except to the extent the distribution is treated as a withdrawal of post-tax contributions. Withdrawals from a qualified plan are normally treated as pro rata withdrawals of post-tax contributions and earnings on those contributions. If the plan allowed withdrawals prior to separation from service as of May 5, 1986, however, all post-tax contributions made prior to January 1, 1987 may be withdrawn tax free prior to withdrawing any taxable amounts if properly accounted for by the plan. The IRS has issued guidance on the allocation between pre-tax and post-tax amounts. See the discussion under "Eligible rollover distributions" below.

As discussed in this section in "Certain rules applicable to plan loans," taking a loan or failing to repay an outstanding loan as required may, in certain situations, be treated as a taxable withdrawal.

INCOME TAXATION OF ANNUITY PAYMENTS

In the case of a distribution in the form of an annuity, the amount of each annuity payment is treated as ordinary income except where the participant has a cost basis in the annuity.

The cost basis is equal to the amount of post-tax contributions, plus any employer contributions that had to be included in gross income in prior years. If the participant has a cost basis in the annuity, a portion of each payment received will be excluded from gross income to reflect the return of the cost basis. The remainder of each payment will be includable in gross income as ordinary income. The excludable portion is based on the ratio of the participant's cost basis in the annuity on the annuity starting date to the expected return, generally determined in accordance with a statutory table, under the annuity as of such date. The full amount of the payments received after the cost basis of the annuity is recovered is fully taxable. If there is a refund feature under the annuity, the beneficiary of the refund may recover the remaining cost basis as payments are made. If the participant (and beneficiary under a joint and survivor annuity) die prior to recovering the full cost basis of the annuity, a deduction is allowed on the participant's (or beneficiary's) final tax return.

INCOME TAXATION OF LUMP SUM DISTRIBUTIONS

If benefits are paid in a lump sum, the payment may be eligible for the special tax treatment accorded lump sum distributions. In certain limited cases, a distribution may be eligible for the favorable ten-year averaging and long-term capital gain treatment. Please consult your tax adviser for information about your individual circumstances.

ELIGIBLE ROLLOVER DISTRIBUTIONS


Many types of distributions from qualified plans are "eligible rollover distributions" that can be rolled over to another "eligible retirement plan" which will accept the rollover. Eligible retirement plans include qualified plans, individual retirement arrangements ("IRAs"), Section 403(b) plans, and governmental employer Section 457(b) plans. Eligible rollover distributions may also be rolled over to another eligible retirement plan within 60 days of the receipt of the distribution, but the distribution will be subject to mandatory 20% federal income tax withholding if the distribution is not directly rolled over. If the eligible rollover distribution is directly rolled over, there is no mandatory 20% federal income tax withholding. Eligible rollover distributions to employees under age 59 1/2 may be subject to an additional 10% federal income tax penalty if the distribution is not rolled over. Eligible rollover distributions from qualified plans may also be rolled over to a SIMPLE IRA that the participant has participated in for at least two years. An employee's surviving spouse beneficiary may also roll over an eligible rollover distribution to another eligible retirement plan under certain circumstances. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances. Distributions from a qualified plan can also be rolled over to a Roth IRA. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.


The IRS has issued ordering rules and related guidance on allocation between pre-tax and post-tax amounts on distributions from the plan before annuity payments start, including distributions to be made to multiple destinations, and the effect of direct rollovers. This guidance indicates that all disbursements from the plan that are "scheduled to be made at the same time" are treated as a single distribution even if the recipient has directed that the disbursement be divided among multiple destinations. Multiple destinations include payment to the recipient and direct rollovers to one or more eligible retirement plans.

The guidance generally requires that the pre-tax amount for the aggregated distribution is first assigned to the amount directly rolled over to one or more eligible retirement plans (so that the pre-tax amount would not be currently taxable). If the recipient wants to divide the direct rollover amount among two or more eligible retirement plans, before the distribution is made, the recipient can choose how the pre-tax amount is to be allocated among the plans. (We expect to have forms for this choice.)

                                TAX INFORMATION

If the pre-tax amount for the aggregated distribution is more than the amount directly rolled over, the guidance indicates that any remaining pre-tax amount is next assigned to any 60-day rollovers up to the amount of the 60-day rollovers. (Please note that the recipient is responsible for the tax treatment of 60-day rollovers and that our information report on Form 1099-R will reflect distribution to the recipient and any required 20% withholding.) The guidance further indicates that any remaining pre-tax amount after assignment of the pre-tax amount to direct rollovers and 60-day rollovers is includible in gross income. Finally, if the amount rolled over to an eligible retirement plan exceeds the portion of the pre-tax amount assigned or allocated to the plan, the excess is a post-tax amount.

This guidance clarifies that a plan participant can use rollovers to separate the pre-tax and post-tax amounts of a distribution. For example, if a plan participant takes a distribution of $100,000 from a plan, $80,000 of which is pre-tax and $20,000 of which is attributable to non-Roth post-tax contributions, the participant could choose to allocate the distribution so that the entire pre-tax amount of $80,000 could be directly rolled over to a traditional IRA and the $20,000 non-Roth post-tax contributions could be rolled over to a Roth IRA.

To the extent a distribution is rolled over, it remains tax deferred. However, see "In-plan Roth conversions" earlier in this section.

Distributions not rolled over directly are subject to 20% mandatory withholding and the distribution may be subject to the premature penalty tax. See "Tax withholding and information reporting" in this section.

The taxable portion of most distributions will generally be an "eligible rollover distribution" unless the distribution falls within the following list of exceptions:

..   one of a series of substantially equal periodic payments made (not less frequently than annually):

   (a)for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his or her designated beneficiary in accordance with IRS formulas, or

   (b)for a specified period of ten years or more.

..   a hardship withdrawal;

..   any distribution to the extent that it is a required distribution under
    Section 401(a)(9) of the Code (see "Distribution requirements and limits" below);

..   certain corrective distributions in plans subject to Sections 401(k),
    401(m) or 402(g) of the Code;

..   loans that are treated as deemed distributions under Section 72(p) of the
    Code;

..   costs of life insurance protection for participants;

..   dividends paid on employer securities as described in Section 404(k) of the
    Code; and

..   in some instances, a distribution to a non-spousal beneficiary.

If a distribution is made to a participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.

Amounts attributable to "designated Roth contributions" under a 401(k) plan may be rolled over to another designated Roth contribution separate account under a 401(k) plan or to a Roth IRA. They cannot be rolled over to a non-Roth after tax contribution account under a 401(k) plan.

If there is a mandatory distribution provision in the employer's plan for certain small amounts, such a mandatory forced-out distribution is an eligible rollover distribution. Treasury Regulations require a direct rollover to a traditional IRA established for a plan participant who does not affirmatively designate an eligible retirement plan to receive such a mandatory distribution.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

An additional 10% penalty tax is imposed on all taxable amounts distributed to a participant who has not reached age 59 1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other eligible retirement plan.

The specified exceptions are for:

(a)distributions made on account of the participant's death or disability;

(b)distributions (which begin after separation from service) in the form of a life annuity or substantially equal periodic installments over the participant's life expectancy (or the joint life expectancy of the participant and the beneficiary);

(c)distributions due to separation from active service after age 55; and

(d)distributions used to pay certain extraordinary medical expenses.

Please note that it is a participant's responsibility to claim the penalty exception on his or her own income tax return and to document eligibility for the exception to the IRS.

DISTRIBUTION REQUIREMENTS AND LIMITS

Distributions from qualified plans must be made according to rules in the Code and Treasury Regulations and the terms of the plan, and generally must commence no later than April 1st of the calendar year following the calendar year in which the participant reaches age 70 1/2 (or retires from the employer sponsoring the plan, if later). Five percent owners of qualified plans must commence minimum distributions after age 70 1/2 even if they are still working. Distributions can generally be made:

(1)in a lump sum payment;

(2)over the life of the participant;

(3)over the joint lives of the participant and his or her designated beneficiary;

(4)over a period not extending beyond the life expectancy of the participant; or

(5)over a period not extending beyond the joint life expectancies of the participant and his or her designated beneficiary.

The plan document will specify the options available to participants.

The minimum amount required to be distributed in each year after minimum distributions are required to begin is described in the Code, Treasury Regulations and IRS guidelines. Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans. For this purpose additional annuity contract

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benefits may include enhanced death benefits and guaranteed minimum income benefits. Currently we believe that these provisions would not apply to MOMENTUM PLUS/SM/ contracts because of the type of benefits provided under the contract.

Regardless of whether a participant's death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the participant's death and reduces that number by one each subsequent year.

If the participant dies after required distribution has begun, the rules require that payment of the remaining interest under the plan must be made at least as rapidly as under the method used prior to the participant's death. If a participant dies before required distribution has begun, the rules require that payment of the entire interest under the plan must be completed within five years after death, unless payments to a designated beneficiary begin by December 31 of the year following the participant's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy. If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until December 31 of the year that the participant would have attained age 70 1/2. Distributions received by a beneficiary are generally given the same tax treatment the participant would have received if distribution had been made to the participant.

If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum required to be distributed exceeds the amount actually distributed. Failure to have distributions made as the Code and Treasury Regulations require may result in plan disqualification.

SPOUSAL REQUIREMENTS

In the case of some qualified retirement plans, if a participant is married at the time benefit payments become payable, unless the participant elects otherwise with written consent of the spouse, the benefit must be paid in the form of a qualified joint and survivor annuity ("QJSA"). A QJSA is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount which is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, most plans require that a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

CERTAIN RULES APPLICABLE TO PLAN LOANS

The following are federal tax and ERISA rules that apply to loan provisions of all employer plans. Employer plans may have additional restrictions. Employers and participants should review these matters with their own tax advisers before requesting a loan. There will not generally be any tax liability with respect to properly made loans in accordance with an employer plan. A loan may be in violation of applicable provisions unless it complies with the following conditions:

..   with respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan;

..   in general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence;

..   all principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly;

..   the amount of a loan to a participant, when aggregated with all other loans to the participant from all qualified plans of the employer, cannot exceed the greater of $10,000 or 50% of the participant's non-forfeitable accrued benefits, and cannot exceed $50,000 in any event. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made. Also, for the purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan is treated as still outstanding even after the default is reported to the IRS. The amount treated as outstanding (which limits any subsequent loan) includes interest on the unpaid balance;

..   only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security;

..   loans must be available to all plan participants, former participants who still have account balances under the plan, beneficiaries and alternate payees on a reasonably equivalent basis;

..   each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances;

..   some plans provide that the participant's spouse must consent in writing to the loan; and

..   plan loans can be made to sole proprietors, partners and S Corporation owners under the same terms and conditions provided in the Code.

If the loan does not qualify under the conditions above, the participant fails to repay the interest or principal when due, or, in some instances, if the participant separates from service or the plan is terminated, the amount borrowed or not repaid may be treated as a distribution. The participant may be required to include as ordinary income the unpaid amount due and a 10% penalty tax on early distributions may apply. The plan should report the amount of the unpaid loan balance to the IRS as a distribution. See "Tax aspects of distributions from a plan" in this section.

The loan requirements and provisions of MOMENTUM PLUS/SM/ shall apply regardless of the plan administrator's guidelines.

TAX WITHHOLDING AND INFORMATION REPORTING

STATUS FOR INCOME TAX PURPOSES; FATCA

In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified plans, we request documentation of "status" for tax purposes.

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"Status" for tax purposes generally means whether a person is a "U.S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contract owners/participants. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

TAX WITHHOLDING

Mandatory federal income tax withholding at a 20% rate will apply to all "eligible rollover distributions" unless the participant elects to have the distribution directly rolled over to another eligible retirement plan, including a qualified plan, an annuity contract under Section 403(b) of the Code, an eligible governmental employer plan under Section 457 of the Code or IRA (traditional or Roth). See the description in this section of "Eligible rollover distributions." For all other distributions, federal income tax must also be withheld on the taxable portion of pension and annuity payments, unless the recipient is eligible to elect out and elects out of withholding. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special rules may apply to foreign recipients or United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld, or does not make sufficient estimated income tax payments, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding.

Requests not to withhold federal income tax must be made in writing prior to receiving payments and submitted in accordance with the terms of the employer plan. No election out of withholding is valid unless the recipient provides the recipient's correct Taxpayer Identification Number and a U.S. residence address.

Certain states have indicated that pension and annuity withholding will apply to payments made to residents of such states. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, a recipient may elect out of state income tax withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. It is not clear whether such states may require mandatory withholding with respect to eligible rollover distributions that are not rolled over (as described in this section under "Eligible rollover distributions"). Contact your tax adviser to see how state withholding may apply to your payment.

IMPACT OF TAXES TO AXA EQUITABLE

Under existing federal income tax rules, AXA Equitable does not pay tax on investment income and capital gains of the variable investment options if they are applied to increase the reserves under the contracts. Accordingly, AXA Equitable does not anticipate that it will incur any federal income tax liability attributable to income allocated to the variable annuity contracts participating in the variable investment options and it does not currently impose a charge for federal income tax on this income when it computes unit values for the variable investment options. If changes in federal tax laws or interpretations of them would result in our being taxed, then we may impose a charge against the variable investment options (on some or all contracts) to provide for payment of such taxes.

AXA Equitable is entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since AXA Equitable is the owner of the assets from which tax benefits may be derived.

CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries may be relieved of liability for any investment loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with
Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor, and the plan sponsor may choose not to comply with Section 404(c).

The MOMENTUM PLUS/SM/ program provides employer plans with the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. AXA Equitable and its representatives shall not be responsible if a plan fails to meet the requirements of Section 404(c).

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ABOUT SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A under provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A invests in shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)to deregister Separate Account A under the Investment Company Act of 1940;

(6)to restrict or eliminate any voting rights as to Separate Account A;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8)to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.

We will notify MOMENTUM PLUS/SM/ contract owners if any changes result in a material change in the underlying investments of a variable investment option. We may make other changes in the contracts that do not reduce any annuity benefit, retirement account value or other accrued rights or benefits.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business

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expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under the MOMENTUM PLUS/SM/ contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m., Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   Quarterly rebalancing will be processed on a calendar year basis and semi-annual or annual rebalancing will be processed on the first business day of the month. Any new request to elect automatic asset rebalancing or a change to your existing election will be processed on the day indicated on the properly completed form. Rebalancing will not be done retroactively.

CONTRIBUTIONS AND TRANSFERS

..   Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

..   Transfers to or from variable investment options will be made at the value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts, we have the right to vote on certain matters involving the portfolios, such as:

..   the election of trustees;

..   the formal approval of independent auditors selected for each Trust; or

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give participants or plan trustees, whichever applies, the opportunity to instruct us how to vote the number of shares attributable to their retirement account values if a shareholder vote is taken. If we do not receive instructions in time from all participants or plan trustees, as applicable, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that participants or plan trustees, whichever applies, vote. One effect of proportional voting is that a small number of participants or plan trustees, as applicable, may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require participant or plan trustee approval, participants or plan trustees will be entitled to one vote for each unit they have in the variable investment options. Each participant who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the

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unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by participants or plan trustees, as applicable.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

IRS DISQUALIFICATION

If a retirement plan funded by the MOMENTUM PLUS/SM/ contract is found not to qualify under federal income tax rules, we may terminate participation in the MOMENTUM PLUS/SM/ program and pay the participant, the plan trustee or other designated person, the retirement account value balance. We will, however, make a deduction for any federal income tax payable by us because of the non-qualification.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

CYBERSECURITY

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.

FINANCIAL STATEMENTS

The financial statements of Separate Account No. A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling (800) 528-0204.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by AXA Advisors. AXA Advisors serves as a principal underwriter of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable. AXA Advisors is under the common control of AXA Equitable Holdings, Inc. Its principal business address is 1290 Avenue of the Americas, New York, NY 10104. It is registered with the SEC as broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). AXA Advisors is also a distributor for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts may also be sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Advisors ("Selling broker-dealers").

AXA Equitable pays compensation to AXA Advisors based on contracts sold. AXA Equitable may also make additional payments to AXA Advisors. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to AXA Advisors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 6.0% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

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AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA and other federal and state regulatory authorities, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

                               MORE INFORMATION

Appendix: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 1.35%. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2018.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.34 $109.97 $108.06 $125.50 $163.12 $174.87 $169.57 $189.00 $216.00 $188.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.02 $125.47 $125.45 $130.25 $142.60 $142.98 $144.75 $153.79 $161.09 $151.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $140.59 $183.96 $175.14 $203.61 $279.43 $284.11 $264.30 $321.42 $368.14 $306.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       2       2       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.74 $ 77.41 $ 76.58 $ 88.19 $116.86 $130.98 $129.82 $140.83 $167.28 $157.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.73 $131.33 $119.84 $134.97 $168.35 $173.91 $168.55 $180.89 $212.54 $191.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7       7       5       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.48 $119.02 $119.64 $123.44 $127.05 $128.61 $126.57 $128.52 $133.06 $129.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.94 $121.53 $119.04 $126.09 $137.12 $139.54 $136.76 $141.31 $151.70 $144.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1      --      --      --       1       1      --      --
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $248.08 $272.77 $235.95 $272.29 $323.30 $324.32 $314.42 $324.07 $403.10 $349.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7       7       5       4       4       3       3       2       2       2
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.26 $119.88 $ 98.24 $112.72 $130.68 $120.87 $114.06 $112.77 $140.52 $117.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $121.85 $127.50 $105.45 $122.19 $143.84 $131.71 $125.82 $125.06 $152.21 $125.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10       9       9       6       5       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.38 $ 91.67 $ 86.60 $ 98.24 $127.49 $140.38 $139.01 $150.61 $181.20 $167.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

                   APPENDIX: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2018. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.34 $105.39 $100.16 $112.38 $150.10 $164.49 $168.82 $175.72 $224.01 $214.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        16      15       9       8       7       6       6       4       4       3
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 89.75 $ 99.96 $ 93.88 $107.30 $140.22 $155.24 $147.00 $167.23 $187.85 $166.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        50      39      28      20      18      16      14      11      10       8
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.91 $130.36 $116.48 $136.30 $178.94 $195.72 $186.24 $216.20 $239.57 $204.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        14      12      11       8       8       4       6       3       3       2
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $195.12 $212.10 $204.74 $219.75 $245.21 $249.23 $243.70 $253.29 $277.49 $260.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        46      37      31      27      26      18      17      15      12      11
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.15 $132.22 $123.98 $136.39 $161.18 $165.00 $160.67 $170.03 $192.72 $177.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11       8       5       4       5       4       3       4       5       4
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $157.57 $207.65 $204.04 $232.65 $317.12 $324.02 $310.35 $344.68 $417.13 $379.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      11       9       8       7       5       4       3       4       3
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 95.35 $110.33 $102.45 $121.71 $166.99 $170.99 $170.82 $170.01 $210.64 $207.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.05 $ 99.36 $ 88.63 $102.15 $137.74 $138.76 $127.94 $157.60 $173.73 $149.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $129.66 $169.23 $154.10 $165.32 $225.95 $221.31 $206.33 $194.74 $245.72 $238.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.03 $124.93 $126.79 $140.81 $176.80 $188.05 $206.89 $218.01 $289.47 $277.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1      --       1      --      --      --
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $159.23 $167.91 $174.49 $181.29 $177.04 $178.82 $175.27 $177.98 $179.51 $176.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8       6       5       4       4       3       3       3       3       3
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.39 $128.95 $107.26 $117.84 $171.79 $165.05 $152.98 $165.04 $202.48 $189.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $141.45 $173.74 $155.94 $179.63 $252.91 $236.75 $202.88 $250.65 $275.21 $236.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       1       1       1      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

                   APPENDIX: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2018. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $149.93 $166.08 $158.75 $177.96 $241.80 $261.68 $242.27 $281.95 $300.71 $272.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7       8       7       7       7       5       5       3       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $101.82 $116.32 $119.34 $138.22 $179.67 $195.88 $196.93 $210.64 $260.66 $244.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       4       3       2       2       2       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $219.15 $251.13 $249.68 $284.72 $372.07 $411.30 $405.53 $446.83 $531.05 $493.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        56      44      33      25      23      17      14      11      10       9
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.38 $112.05 $115.85 $117.89 $114.45 $115.63 $114.57 $114.58 $114.69 $113.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       3       1      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $248.35 $280.94 $282.04 $320.61 $415.95 $463.58 $460.97 $505.87 $604.09 $566.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        26      24      18      14      13       9       8       7       9       7
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.33 $118.85 $122.41 $125.24 $120.45 $119.88 $113.76 $112.99 $116.65 $113.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $161.84 $166.81 $173.71 $173.03 $167.90 $168.17 $166.61 $165.10 $163.44 $162.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       4       3       3       3       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.90 $125.80 $109.24 $125.29 $150.14 $137.89 $133.12 $134.21 $163.16 $136.52
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        49      39      24      18      17      15      12      10      10       9
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 90.36 $102.70 $ 99.31 $116.01 $154.54 $166.05 $153.66 $177.93 $207.10 $178.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.25 $106.65 $ 99.71 $114.14 $152.90 $172.52 $166.31 $199.39 $231.56 $193.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       4       3       2       1       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 65.53 $ 74.95 $ 75.68 $ 85.65 $111.95 $123.96 $128.23 $134.53 $171.51 $165.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       3       2       2       1       1       1       1       4
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 52.24 $ 59.07 $ 58.08 $ 66.81 $ 86.72 $ 96.35 $ 90.84 $104.38 $116.36 $104.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $130.31 $147.77 $130.15 $153.68 $172.30 $161.46 $159.60 $160.56 $209.18 $187.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------

                   APPENDIX: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2018. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.16 $114.32 $110.07 $127.12 $166.26 $178.77 $171.31 $202.66 $230.89 $201.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       1       1      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $144.61 $142.80 $140.87 $138.97 $137.09 $135.24 $133.41 $131.62 $130.36 $130.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        35      26      22      18      18      20      13      13      12      15
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.12 $108.55 $106.88 $107.01 $105.65 $104.13 $102.44 $103.08 $103.61 $103.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $180.94 $190.04 $190.23 $192.64 $185.71 $188.52 $186.39 $186.04 $186.09 $183.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9       8       6       4       3       3       2       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $127.34 $158.06 $149.70 $170.62 $231.36 $239.30 $225.29 $267.88 $301.29 $263.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       1       1       1       1       1      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 91.68 $105.27 $101.83 $119.47 $162.55 $174.21 $189.43 $189.39 $249.18 $241.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       2       2       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.03 $113.81 $109.11 $121.48 $162.43 $183.38 $178.33 $193.78 $231.85 $198.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1      --      --
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.68 $136.89 $126.88 $142.94 $193.46 $211.21 $216.67 $221.11 $284.34 $279.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        52      39      27      20      18      14      12      10      10      10
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $130.22 $136.43 $142.41 $148.18 $142.73 $146.08 $144.30 $146.11 $148.47 $145.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       3       1       1       1       1       1       1      --
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.92 $117.56 $106.83 $121.67 $168.24 $174.04 $169.07 $178.10 $222.55 $206.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.66 $152.38 $130.28 $147.56 $197.38 $205.11 $191.11 $224.51 $242.02 $208.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.85 $117.10 $109.96 $123.04 $164.57 $184.35 $193.31 $207.76 $285.15 $287.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       2       2       2       2       2       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.26 $101.88 $ 97.67 $106.82 $120.20 $122.09 $118.14 $123.11 $135.18 $127.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

                   APPENDIX: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2018. (CONTINUED)



---------------------------------------------------------------------------------------------------------------------
                                                              FOR THE YEARS ENDING DECEMBER 31,
                                         ----------------------------------------------------------------------------
                                          2009   2010   2011   2012    2013    2014    2015    2016    2017    2018
---------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
---------------------------------------------------------------------------------------------------------------------
   Unit value                            $90.17 $99.57 $94.39 $105.08 $123.46 $126.71 $122.45 $129.76 $147.74 $136.78
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        1      1     --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
---------------------------------------------------------------------------------------------------------------------
   Unit value                            $88.35 $98.25 $92.42 $104.04 $125.47 $129.34 $125.00 $133.21 $154.77 $141.72
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
---------------------------------------------------------------------------------------------------------------------
   Unit value                            $86.06 $96.18 $89.63 $102.06 $126.08 $130.32 $125.70 $134.78 $159.16 $144.46
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --       1      --      --      --
---------------------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
---------------------------------------------------------------------------------------------------------------------
   Unit value                                --     --     --      --      --      -- $  9.29 $ 10.04 $ 12.06 $ 10.85
---------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --     --     --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------

                   APPENDIX: CONDENSED FINANCIAL INFORMATION

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                       PAGE

Who is AXA Equitable?                                                   2

Additional information about the MOMENTUM PLUSSM program                2

Accumulation unit values                                                3

Description of contribution sources for the MOMENTUM PLUS/SM/ program   3

How we deduct the MOMENTUM PLUS/SM/ quarterly administrative charge     3

Custodian                                                               4

Independent registered public accounting firm                           4

Distribution of the contracts                                           4

ERISA information statement                                             4

Financial statements                                                    4


HOW TO OBTAIN A MOMENTUM PLUS/SM/ STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call (800) 528-0204 or send this request form to:

  AXA Equitable-Retirement
  P.O. Box 219489
  Kansas City, MO
  64121-9489



----------------------------------------------------------------------------------
Please send me a MOMENTUM PLUS/SM/ SAI dated May 1, 2019.
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip



                                                                        #646736

Momentum Plus/SM/

A group variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2019

--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related Momentum Plus/SM/ prospectus dated
May 1, 2019. That prospectus provides detailed information concerning the contract and the variable investment options, as well as the fixed interest option, that fund the contract. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. The fixed interest options are part of AXA Equitable's general account. Definitions of special terms used in the SAI are found in the prospectus.

A copy of the prospectus is available free of charge by writing the processing office at AXA Equitable-Retirement, P.O. Box 219489, Kansas City, MO 64121-9489, by calling toll free, 1-800-528-0204, or by contacting your financial professional.



       TABLE OF CONTENTS

       Who is AXA Equitable?                                          2

       Additional information about the Momentum Plus/SM/ program     2

       Accumulation unit values                                       3

       Description of contribution sources for the Momentum Plus/SM/
         program                                                      3

       How we deduct the Momentum Plus/SM/ quarterly administrative
         charge                                                       3

       Custodian                                                      4

       Independent registered public accounting firm                  4

       Distribution of the contracts                                  4

       ERISA information statement                                    4

       Financial statements                                           4



  Momentum Plus/SM/ is a service mark of AXA Equitable Life Insurance Company
                               (AXA Equitable).
 Distributed by its affiliate, AXA Advisors, LLC, 1290 Avenue of the Americas,
                              New York, NY 10104


  Copyright 2019 AXA Equitable Life Insurance Company -- All rights reserved


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234


                                                              Momentum Plus/SM/
                   888-1310A                                            #646736

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. No company other than AXA Equitable has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.


ADDITIONAL INFORMATION ABOUT THE MOMENTUM PLUS/SM/ PROGRAM

PLAN ELIGIBILITY REQUIREMENTS

Under the Plan, the employer specifies the eligibility requirements for its plan in the participation agreement. The employer may exclude any employee who has not attained a specified age (not to exceed 21) and completed a specified number of years (not to exceed two) in each of which he completed 1,000 hours of service. The employer may not require more than one year of eligibility service for a 401(k) plan.

The Plan provides that a sole proprietor, partner or shareholder may elect not to participate in the plan. However, provisions of the Code may require that the plan cover all employees even if they previously elected not to participate.

VESTING UNDER THE PLAN

Vesting refers to the nonforfeitable portion of a participant's retirement account value and loans attributable to employer and matching contributions under the Plan. The participant's retirement account value attributable to salary deferral contributions, post-tax employee contributions, prior plan contributions, qualified non-elective, rollover, Roth contributions, Roth rollover contributions and qualified matching contributions is nonforfeitable at all times.

A participant becomes fully vested in all benefits if still employed at death, disability, attainment of normal retirement age or upon termination of the plan. A participant who terminates employment before that time, forfeits any benefits that are not already vested under the plan's vesting schedule.

Benefits generally must vest in accordance with any of the schedules below or one at least as favorable to participants as Schedule B or C:

          -----------------------------------------------------------
              YEARS       SCHEDULE A SCHEDULE B SCHEDULE C SCHEDULE D
                OF          VESTED     VESTED     VESTED     VESTED
             SERVICE      PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE
          -----------------------------------------------------------
                1              0%         0%         0%       100%
          -----------------------------------------------------------
                2            100         20          0        100
          -----------------------------------------------------------
                3            100         40        100        100
          -----------------------------------------------------------
                4            100         60        100        100
          -----------------------------------------------------------
                5            100         80        100        100
          -----------------------------------------------------------
                6            100        100        100        100
          -----------------------------------------------------------

If the plan requires more than one year of service for participation, it must use Schedule D or one at least as favorable to participants.

If the plan is not "top heavy" and does not require more than one year of service for participation, an employer may, in accordance with provisions of the Plan, instead elect one of the following vesting schedules for employer matching contributions or one at least as favorable to participants:

                       ---------------------------------
                          YEARS    SCHEDULE E SCHEDULE F
                           OF        VESTED     VESTED
                         SERVICE   PERCENTAGE PERCENTAGE
                       ---------------------------------
                       Less than 2      0%         0%
                       ---------------------------------
                            2          20          0
                       ---------------------------------
                            3          40        100
                       ---------------------------------
                            4          60        100
                       ---------------------------------
                            5          80        100
                       ---------------------------------
                            6         100        100
                       ---------------------------------

Matching contributions are required to vest at least as quickly as under a 3-year cliff or a 6-year "graded vesting" schedule. The 6-year schedule requires 20% vesting after 2 years of service, increasing 20% per year thereafter.

BENEFIT DISTRIBUTIONS

To begin receiving benefits (including annuity payments) under a Plan, your employer must send us your properly completed election of benefits form and, if applicable, beneficiary designation form. If we receive your properly completed forms, you will be eligible to receive a distribution as follows:

----------------------------------------------------------
                      FORM RECEIVED
                      AT THE            WHEN ELIGIBLE
 TYPE OF              PROCESSING        TO RECEIVE
 DISTRIBUTION         OFFICE            DISTRIBUTION
----------------------------------------------------------
Single Sum            N/A               The 1st business
Payments Annuities                      day that is 7
                                        calendar days
                                        after we receive
                                        the form.
----------------------------------------------------------
In-Service            N/A               The business day
Withdrawals                             on which we
                                        receive the form.
Hardship
Withdrawals
Withdrawals of
Post-Tax
Employee
Contributions
----------------------------------------------------------
Installment Payments  1st through 25th  The 1st business
                      business day of   day of the
                      month inclusive.  following cal
                      26th through      endar month.
                      31st business     The 1st business
                      day of month      day of the
                      inclusive.        second following
                                        calendar month.
----------------------------------------------------------

In order for you to begin receiving benefits (including annuity payments) under an individually designed or prototype defined contribution plan, your employer must send us a properly completed request for disbursement form. We will send single sum payments to your plan trustee as of the close of business on the business day we receive a properly completed form. If you wish to receive annuity payments, your plan trustee may purchase an annuity contract from us. The annuity contract will be purchased on the business day we receive a properly completed form, and payments will commence as of that business day.

ACCUMULATION UNIT VALUES

Accumulation unit values are determined at the end of each valuation period for each of the variable investment options. Other annuity contracts and certificates that participate in Separate Account A also have their own accumulation unit values for the variable investment options. The unit values for these other contracts and certificates may be different from those for Momentum Plus/SM/.

The accumulation unit value for an variable investment option for any valuation period is equal to: (i) the accumulation unit value for the preceding valuation period multiplied by (ii) the net investment factor for that variable investment option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                              (   _a    )     -    c
                                   b

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and other fees and direct expenses of such trusts.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)is the daily asset charge for expenses of Separate Account A multiplied by the number of calendar days in the valuation period.

DESCRIPTION OF CONTRIBUTION SOURCES FOR THE MOMENTUM PLUS/SM/ PROGRAM

These are the sources of contributions under qualified plans:

EMPLOYER CONTRIBUTIONS

These are contributions made to a plan for the benefit of participants and beneficiaries by the employer not covered by the remaining sources.

MATCHING CONTRIBUTIONS

These are employer contributions that are allocated to a participant's account under a plan by reason of the participant's non-Roth post-tax contributions, Roth contributions or pre-tax salary deferral contributions to the plan.

POST-TAX CONTRIBUTIONS

These are non-Roth post-tax contributions made by a participant in accordance with the terms of a plan.

ROTH CONTRIBUTIONS

These are post-tax salary deferral contributions made to a 401(k) plan pursuant to Section 402A of the Code.

SALARY DEFERRAL CONTRIBUTIONS

These are pre-tax contributions to a plan that are made pursuant to a cash or deferred election (normally in accordance with the terms of a qualified cash or deferred arrangement under Section 401(k) of the Code).

PRIOR PLAN CONTRIBUTIONS

These are contributions transferred to a plan from another profit sharing plan of the same employer.

PRIOR PENSION CONTRIBUTIONS

These are contributions transferred from another qualified plan which require separate accounting pursuant to Revenue Ruling 94-76.

ROLLOVER CONTRIBUTIONS

These are contributions transferred or rolled over to a plan from another qualified plan, an IRA, a tax sheltered annuity satisfying Section 403(b) of the Code or a governmental employer plan satisfying Section 457 of the Code.

ROTH ROLLOVER CONTRIBUTIONS

These are contributions transferred or rolled over from another qualified plan, a tax sheltered annuity satisfying Section 403(b) of the Code or a governmental employer plan satisfying Section 457 of the Code which require separate accounting under Section 402A of the Code.

QUALIFIED NON-ELECTIVE AND QUALIFIED MATCHING CONTRIBUTIONS

These are employer contributions made pursuant to the terms of a plan subject to either or both of the special nondiscrimination tests applicable to plans that are subject to Section 401(k) (qualified cash or deferred arrangements) or
Section 401(m) (applicable to plans that accept matching contributions and/or post-tax contributions) of the Code. Employers make such qualified non-elective and qualified matching contributions to meet the nondiscrimination requirements of Section 401(k) and/or 401(m) of the Code. This source is called the employer 401(k) Account in the Plan.

HOW WE DEDUCT THE MOMENTUM PLUS/SM/ QUARTERLY ADMINISTRATIVE CHARGE


Each calendar quarter we currently deduct an administrative charge of $7.50 or, if less, 0.50% of the total of your retirement account value plus the amount of any active loan from your retirement account value. We will deduct this charge in a specified order of contribution sources and investment options. The order of contribution sources is: employer contributions, matching contributions, qualified non-elective and qualified matching contributions, prior plan contributions, elective contributions and post-tax contributions. The order of investment options is: guaranteed interest account option, EQ/Common Stock Index, EQ/Moderate Allocation, Multimanager Aggressive Equity, EQ/Money Market, EQ/Intermediate Government Bond, EQ/Quality Bond PLUS,

EQ/Large Cap Value Managed Volatility, EQ/Equity 500 Index, Charter/SM/ Multi-Sector Bond, EQ/ International Equity Index, EQ/AB Small Cap Growth options and pro rata from the remainder of the investment options, based on your account value in each of these options. The last contribution sources are the variable investment options funded through the remaining Trust portfolios. If necessary we will deduct the administrative charge on a pro rata basis from these options.

For example, on the last business day of a calendar quarter we will first attempt to deduct the administrative charge from employer contributions within the guaranteed interest account option. If there is no money in the guaranteed interest account option, we will attempt to deduct the charge from the EQ/Common Stock Index option, then EQ/Moderate Allocation, etc. If there are no employer contributions in any of the investment options, we will go to the next contribution source, employer matching contributions, and attempt to deduct the charge from the investment options in the same order described above.

CUSTODIAN


AXA Equitable is the custodian for shares of the Trusts owned by Separate Account A.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2018 and for each of the two years in the period ended December 31, 2018, and the consolidated financial statements and financial statement schedules of AXA Equitable at December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $0, $0 and $0 for each of the years 2018, 2017 and 2016. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $525,064,725 in 2018, $521,468,953 in 2017 and $542,160,541 in 2016.
Of these amounts, for each of these three years, AXA Advisors retained $242,921,348, $267,653,575 and $281,641,950, respectively.


ERISA INFORMATION STATEMENT

AXA Network, LLC ("AXA Network") is a licensed insurance agency and AXA Advisors is a registered broker-dealer. Each is an affiliate of AXA Equitable. AXA Equitable has retained its affiliate AXA Network as its general agent to distribute AXA Equitable policies and contracts through the Financial Professionals. AXA Network is responsible for all administrative and operational functions in connection with the distribution of AXA Equitable products by the Financial Professionals, including training, wholesaling support and other marketing functions. AXA Equitable pays compensation to AXA Network, as its distributor, which covers compensation to the Financial Professionals responsible for the sale. Each licensed Financial Professional of AXA Advisors named ("Financial Professional") will receive compensation from AXA Equitable for the sale and servicing of a Momentum Plus/SM/ contract. ("Servicing" does not include recordkeeping or administration of the Plan or Trust.) The maximum compensation payable in the aggregate to those Financial Professionals on each sale of this Momentum Plus/SM/ Contract is shown in the Schedule of Maximum Commissions and Service Fees below. Under an agreement with AXA Network, no Financial Professional is permitted to sell to the Plan insurance or annuity products of other insurance companies without first obtaining the consent of AXA Equitable.

SCHEDULE OF MAXIMUM COMMISSION AND SERVICE FEES: AXA Network pays premium-based compensation on Momentum Plus/SM/ contracts. If more than one Financial Professional is involved, compensation is divided between them. Premium-based compensation is paid at a rate of 2.0% on all contributions made. Compensation is not payable on transfers to the contract from another AXA Equitable funding vehicle. No direct or indirect compensation or other consideration will be paid to the plan fiduciary signing below or to any other plan fiduciary as a result of the participation of the plan and trust in the Momentum Plus/SM/ contract.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2018............   FSA-4
   Statements of Operations for the Year or Period Ended December 31,
     2018.............................................................  FSA-52
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2018 and 2017.......................................  FSA-70
   Notes to Financial Statements...................................... FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

Report of Independent Registered Public Accounting Firm...............     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets as of December 31, 2018 and 2017.......     F-2
   Consolidated Statements of Income (Loss), for the Years Ended
     December 31, 2018, 2017 and 2016.................................     F-4
   Consolidated Statements of Comprehensive Income (Loss), for the
     Years Ended December 31, 2018, 2017 and 2016.....................     F-5
   Consolidated Statements of Equity, for the Years Ended
     December 31, 2018, 2017 and 2016.................................     F-6
   Consolidated Statements of Cash Flows, for the Years Ended
     December 31, 2018, 2017 and 2016.................................     F-7
   Notes to Consolidated Financial Statements.........................    F-10
   Audited Consolidated Financial Statement Schedules.................   F-100

                                 FSA-1  #673841

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account A of AXA Equitable Life Insurance Company

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account A of AXA Equitable Life Insurance Company indicated in the table below as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in Separate Account A of AXA Equitable Life Insurance Company as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES/(2)/
1290 VT DOUBLELINE DYNAMIC ALLOCATION/(1)/
1290 VT DOUBLELINE OPPORTUNISTIC BOND/(1)/
1290 VT EQUITY INCOME/(1)/
1290 VT GAMCO MERGERS & ACQUISITIONS/(1)/
1290 VT GAMCO SMALL COMPANY VALUE/(1)/
1290 VT HIGH YIELD BOND/(1)/
1290 VT LOW VOLATILITY GLOBAL EQUITY/(2)/
1290 VT MICRO CAP/(2)/
1290 VT SMALL CAP VALUE/(1)/
1290 VT SMARTBETA EQUITY/(1)/
1290 VT SOCIALLY RESPONSIBLE/(1)/
ALL ASSET GROWTH-ALT 20/(1)/
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM(1)/
AXA 400 MANAGED VOLATILITY/(1)/
AXA 500 MANAGED VOLATILITY/(1)/
AXA 2000 MANAGED VOLATILITY/(1)/
AXA AGGRESSIVE ALLOCATION/(1)/
AXA BALANCED STRATEGY/(1)/
AXA CONSERVATIVE ALLOCATION/(1)/
AXA CONSERVATIVE GROWTH STRATEGY/(1)/
AXA CONSERVATIVE STRATEGY/(1)/
AXA CONSERVATIVE-PLUS ALLOCATION/(1)/
AXA GLOBAL EQUITY MANAGED VOLATILITY/(1)/
AXA GROWTH STRATEGY/(1)/
AXA INTERNATIONAL CORE MANAGED VOLATILITY/(1)/
AXA INTERNATIONAL MANAGED VOLATILITY/(1)/
AXA INTERNATIONAL VALUE MANAGED VOLATILITY/(1)/
AXA LARGE CAP CORE MANAGED VOLATILITY/(1)/
AXA LARGE CAP GROWTH MANAGED VOLATILITY/(1)/
AXA LARGE CAP VALUE MANAGED VOLATILITY/(1)/
AXA MID CAP VALUE MANAGED VOLATILITY/(1)/
AXA MODERATE ALLOCATION/(1)/
AXA MODERATE GROWTH STRATEGY/(1)/
AXA MODERATE-PLUS ALLOCATION/(1)/
AXA/AB DYNAMIC MODERATE GROWTH/(1)/
AXA/AB SMALL CAP GROWTH/(1)/
AXA/CLEARBRIDGE LARGE CAP GROWTH/(1)/
AXA/FRANKLIN BALANCED MANAGED VOLATILITY/(1)/
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY/(1)/
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY/(1)/
AXA/JANUS ENTERPRISE/(1)/
AXA/LOOMIS SAYLES GROWTH/(1)/
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY/(1)/
CHARTER/SM/ MODERATE/(3)/
CHARTER/SM/ MULTI-SECTOR BOND/(1)/
CHARTER/SM/ SMALL CAP GROWTH/(1)/
CHARTER/SM/ SMALL CAP VALUE/(1)/
EQ/AMERICAN CENTURY MID CAP VALUE/(2)/
EQ/BLACKROCK BASIC VALUE EQUITY/(1)/
EQ/CAPITAL GUARDIAN RESEARCH/(1)/
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY/(1)/
EQ/COMMON STOCK INDEX/(1)/
EQ/CORE BOND INDEX/(1)/
EQ/EMERGING MARKETS EQUITY PLUS/(1)/
EQ/EQUITY 500 INDEX/(1)/
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP/(2)/
EQ/FRANKLIN RISING DIVIDENDS/(2)/
EQ/GLOBAL BOND PLUS/(1)/
EQ/GOLDMAN SACHS MID CAP VALUE/(2)/
EQ/INTERMEDIATE GOVERNMENT BOND/(1)/
EQ/INTERNATIONAL EQUITY INDEX/(1)/
EQ/INVESCO COMSTOCK/(1)/
EQ/INVESCO GLOBAL REAL ESTATE/(2)/
EQ/INVESCO INTERNATIONAL GROWTH/(2)/
EQ/IVY ENERGY/(2)/
EQ/IVY MID CAP GROWTH/(2)/
EQ/JPMORGAN VALUE OPPORTUNITIES/(1)/
EQ/LARGE CAP GROWTH INDEX/(1)/
EQ/LARGE CAP VALUE INDEX/(1)/
EQ/LAZARD EMERGING MARKETS EQUITY/(2)/
EQ/MFS INTERNATIONAL GROWTH/(1)/
EQ/MFS INTERNATIONAL VALUE/(2)/
EQ/MFS TECHNOLOGY/(2)/
EQ/MFS UTILITIES SERIES/(2)/
EQ/MID CAP INDEX/(1)/
EQ/MONEY MARKET/(1)/
EQ/OPPENHEIMER GLOBAL/(1)/
EQ/PIMCO GLOBAL REAL RETURN/(1)/
EQ/PIMCO ULTRA SHORT BOND/(1)/
EQ/QUALITY BOND PLUS/(1)/
EQ/SMALL COMPANY INDEX/(1)/
EQ/T. ROWE PRICE GROWTH STOCK/(1)/
EQ/UBS GROWTH & INCOME/(1)/
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO/(1)/
FIDELITY(R) VIP MID CAP PORTFOLIO/(1)/
INVESCO V.I. DIVERSIFIED DIVIDEND FUND/(1)/

                                     FSA-2

INVESCO V.I. HIGH YIELD FUND/(1)/
INVESCO V.I. MID CAP CORE EQUITY FUND/(1)/
INVESCO V.I. SMALL CAP EQUITY FUND/(1)/
IVY VIP HIGH INCOME/(1)/
IVY VIP SMALL CAP GROWTH/(1)/
MFS(R) INVESTORS TRUST SERIES/(1)/
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO/(1)/
MULTIMANAGER AGGRESSIVE EQUITY/(1)/
MULTIMANAGER CORE BOND/(1)/
MULTIMANAGER MID CAP GROWTH/(1)/
MULTIMANAGER MID CAP VALUE/(1)/
MULTIMANAGER TECHNOLOGY/(1)/
OPPENHEIMER MAIN STREET FUND(R)/VA/(1)/
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO/(1)/
TARGET 2015 ALLOCATION/(1)/
TARGET 2025 ALLOCATION/(1)/
TARGET 2035 ALLOCATION/(1)/
TARGET 2045 ALLOCATION/(1)/
TARGET 2055 ALLOCATION/(1)/
TEMPLETON GLOBAL BOND VIP FUND/(1)/
VANECK VIP GLOBAL HARD ASSETS FUND/(1)/
-----------
(1)Statements of operations for the year ended December 31, 2018 and statements of changes in net assets for each of the two years in the period ended December 31, 2018.
(2)Statements of operations and of changes in net assets for the period
   October 22, 2018 (commencement of operations) through December 31, 2018.
(3)Statement of operations for the year ended December 31, 2018 and statements of changes in net assets for the year ended December 31, 2018 and the period May 19, 2017 (commencement of operations) through December 31, 2017.

BASIS FOR OPINIONS

These financial statements are the responsibility of AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts in Separate Account A of AXA Equitable Life Insurance Company based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts in Separate Account A of AXA Equitable Life Insurance Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 15, 2019

We have served as the auditor of one or more of the subaccounts in Separate Account A of AXA Equitable Life Insurance Company since 1993.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

                                                                           1290 VT      1290 VT
                                                               1290 VT   DOUBLELINE   DOUBLELINE                  1290 VT GAMCO
                                                             CONVERTIBLE   DYNAMIC   OPPORTUNISTIC 1290 VT EQUITY   MERGERS &
                                                             SECURITIES* ALLOCATION*     BOND*        INCOME*     ACQUISITIONS*
                                                             ----------- ----------- ------------- -------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $15,055   $10,732,111  $8,971,620    $ 96,569,629   $15,744,371
Receivable for shares of the Portfolios sold................        --            --          --              --         6,751
Receivable for policy-related transactions..................        --        19,032      27,706          36,712            --
                                                               -------   -----------  ----------    ------------   -----------
   Total assets.............................................    15,055    10,751,143   8,999,326      96,606,341    15,751,122
                                                               -------   -----------  ----------    ------------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        --        19,032      27,543          36,712            --
Payable for policy-related transactions.....................        --            --          --              --         6,751
                                                               -------   -----------  ----------    ------------   -----------
   Total liabilities........................................        --        19,032      27,543          36,712         6,751
                                                               -------   -----------  ----------    ------------   -----------
NET ASSETS..................................................   $15,055   $10,732,111  $8,971,783    $ 96,569,629   $15,744,371
                                                               =======   ===========  ==========    ============   ===========

NET ASSETS:
Accumulation unit values....................................   $15,055   $10,730,048  $8,971,783    $ 96,564,515   $15,733,306
Retained by AXA Equitable in Separate Account A.............        --         2,063          --           5,114        11,065
                                                               -------   -----------  ----------    ------------   -----------
TOTAL NET ASSETS............................................   $15,055   $10,732,111  $8,971,783    $ 96,569,629   $15,744,371
                                                               =======   ===========  ==========    ============   ===========

Investments in shares of the Portfolios, at cost............   $16,360   $11,458,054  $9,278,053    $142,369,914   $17,290,589

                                                             1290 VT GAMCO
                                                             SMALL COMPANY
                                                                VALUE*
                                                             --------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $  903,708,753
Receivable for shares of the Portfolios sold................             --
Receivable for policy-related transactions..................        604,519
                                                             --------------
   Total assets.............................................    904,313,272
                                                             --------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        604,519
Payable for policy-related transactions.....................             --
                                                             --------------
   Total liabilities........................................        604,519
                                                             --------------
NET ASSETS.................................................. $  903,708,753
                                                             ==============

NET ASSETS:
Accumulation unit values.................................... $  903,686,256
Retained by AXA Equitable in Separate Account A.............         22,497
                                                             --------------
TOTAL NET ASSETS............................................ $  903,708,753
                                                             ==============

Investments in shares of the Portfolios, at cost............ $1,014,988,922

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           1290 VT LOW                                1290 VT
                                                             1290 VT HIGH   VOLATILITY   1290 VT MICRO 1290 VT SMALL SMARTBETA
                                                             YIELD BOND*  GLOBAL EQUITY*     CAP*       CAP VALUE*    EQUITY*
                                                             ------------ -------------- ------------- ------------- ----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $14,452,919     $15,168       $136,751     $2,897,745   $2,503,562
Receivable for shares of the Portfolios sold................          --           2             --             --           --
Receivable for policy-related transactions..................      16,034          --         42,039         11,695      146,359
                                                             -----------     -------       --------     ----------   ----------
   Total assets.............................................  14,468,953      15,170        178,790      2,909,440    2,649,921
                                                             -----------     -------       --------     ----------   ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      16,034          --         42,036         11,695      146,261
Payable for policy-related transactions.....................          --           2             --             --           --
                                                             -----------     -------       --------     ----------   ----------
   Total liabilities........................................      16,034           2         42,036         11,695      146,261
                                                             -----------     -------       --------     ----------   ----------
NET ASSETS.................................................. $14,452,919     $15,168       $136,754     $2,897,745   $2,503,660
                                                             ===========     =======       ========     ==========   ==========

NET ASSETS:
Accumulation unit values.................................... $14,452,877     $15,168       $136,754     $2,890,485   $2,503,660
Retained by AXA Equitable in Separate Account A.............          42          --             --          7,260           --
                                                             -----------     -------       --------     ----------   ----------
TOTAL NET ASSETS............................................ $14,452,919     $15,168       $136,754     $2,897,745   $2,503,660
                                                             ===========     =======       ========     ==========   ==========

Investments in shares of the Portfolios, at cost............ $15,647,906     $16,093       $151,601     $3,532,380   $2,712,727

                                                             1290 VT SOCIALLY
                                                               RESPONSIBLE*
                                                             ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $51,158,992
Receivable for shares of the Portfolios sold................            --
Receivable for policy-related transactions..................        20,358
                                                               -----------
   Total assets.............................................    51,179,350
                                                               -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        20,380
Payable for policy-related transactions.....................            --
                                                               -----------
   Total liabilities........................................        20,380
                                                               -----------
NET ASSETS..................................................   $51,158,970
                                                               ===========

NET ASSETS:
Accumulation unit values....................................   $51,133,575
Retained by AXA Equitable in Separate Account A.............        25,395
                                                               -----------
TOTAL NET ASSETS............................................   $51,158,970
                                                               ===========

Investments in shares of the Portfolios, at cost............   $53,374,287

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                              AMERICAN FUNDS      AXA 400     AXA 500
                                                               ALL ASSET    INSURANCE SERIES(R)   MANAGED     MANAGED
                                                             GR0WTH-ALT 20*    BOND FUND/SM/    VOLATILITY* VOLATILITY*
                                                             -------------- ------------------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $76,081,917       $47,002,383     $15,353,538 $26,148,027
Receivable for shares of the Portfolios sold................      189,522                --              --          --
Receivable for policy-related transactions..................           --            56,022          34,013      31,132
                                                              -----------       -----------     ----------- -----------
   Total assets.............................................   76,271,439        47,058,405      15,387,551  26,179,159
                                                              -----------       -----------     ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --            55,993          34,013      31,132
Payable for policy-related transactions.....................      189,522                --              --          --
                                                              -----------       -----------     ----------- -----------
   Total liabilities........................................      189,522            55,993          34,013      31,132
                                                              -----------       -----------     ----------- -----------
NET ASSETS..................................................  $76,081,917       $47,002,412     $15,353,538 $26,148,027
                                                              ===========       ===========     =========== ===========

NET ASSETS:
Accumulation unit values....................................  $76,081,179       $47,002,412     $15,352,987 $26,144,201
Retained by AXA Equitable in Separate Account A.............          738                --             551       3,826
                                                              -----------       -----------     ----------- -----------
TOTAL NET ASSETS............................................  $76,081,917       $47,002,412     $15,353,538 $26,148,027
                                                              ===========       ===========     =========== ===========

Investments in shares of the Portfolios, at cost............  $80,382,779       $48,897,335     $18,494,173 $26,276,194

                                                              AXA 2000       AXA
                                                               MANAGED   AGGRESSIVE
                                                             VOLATILITY* ALLOCATION*
                                                             ----------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $7,425,087  $646,106,484
Receivable for shares of the Portfolios sold................         --            --
Receivable for policy-related transactions..................     24,325       358,945
                                                             ----------  ------------
   Total assets.............................................  7,449,412   646,465,429
                                                             ----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............     24,325       358,945
Payable for policy-related transactions.....................         --            --
                                                             ----------  ------------
   Total liabilities........................................     24,325       358,945
                                                             ----------  ------------
NET ASSETS.................................................. $7,425,087  $646,106,484
                                                             ==========  ============

NET ASSETS:
Accumulation unit values.................................... $7,424,496  $646,094,147
Retained by AXA Equitable in Separate Account A.............        591        12,337
                                                             ----------  ------------
TOTAL NET ASSETS............................................ $7,425,087  $646,106,484
                                                             ==========  ============

Investments in shares of the Portfolios, at cost............ $8,748,748  $712,182,518

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                           AXA                       AXA
                                                                              AXA      CONSERVATIVE     AXA      CONSERVATIVE
                                                             AXA BALANCED CONSERVATIVE    GROWTH    CONSERVATIVE    -PLUS
                                                              STRATEGY*   ALLOCATION*   STRATEGY*    STRATEGY*   ALLOCATION*
                                                             ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $120,009,714 $ 97,138,590 $30,085,180   $8,883,010  $202,613,565
Receivable for shares of the Portfolios sold................           --       14,809          --           --            --
Receivable for policy-related transactions..................      166,846           --     139,131        8,447        84,007
                                                             ------------ ------------ -----------   ----------  ------------
   Total assets.............................................  120,176,560   97,153,399  30,224,311    8,891,457   202,697,572
                                                             ------------ ------------ -----------   ----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      166,846           --     139,131        8,404        84,007
Payable for policy related transactions.....................           --       14,809          --           --            --
                                                             ------------ ------------ -----------   ----------  ------------
   Total liabilities........................................      166,846       14,809     139,131        8,404        84,007
                                                             ------------ ------------ -----------   ----------  ------------
NET ASSETS.................................................. $120,009,714 $ 97,138,590 $30,085,180   $8,883,053  $202,613,565
                                                             ============ ============ ===========   ==========  ============

NET ASSETS:
Accumulation unit values.................................... $120,009,386 $ 97,133,578 $30,083,779   $8,883,053  $202,590,846
Retained by AXA Equitable in Separate Account A.............          328        5,012       1,401           --        22,719
                                                             ------------ ------------ -----------   ----------  ------------
TOTAL NET ASSETS............................................ $120,009,714 $ 97,138,590 $30,085,180   $8,883,053  $202,613,565
                                                             ============ ============ ===========   ==========  ============

Investments in shares of the Portfolios, at cost............ $117,448,779 $103,492,081 $30,582,405   $9,140,211  $221,487,481

                                                             AXA GLOBAL
                                                               EQUITY
                                                               MANAGED
                                                             VOLATILITY*
                                                             ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $332,481,616
Receivable for shares of the Portfolios sold................           --
Receivable for policy-related transactions..................      113,338
                                                             ------------
   Total assets.............................................  332,594,954
                                                             ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      113,338
Payable for policy related transactions.....................           --
                                                             ------------
   Total liabilities........................................      113,338
                                                             ------------
NET ASSETS.................................................. $332,481,616
                                                             ============

NET ASSETS:
Accumulation unit values.................................... $332,447,508
Retained by AXA Equitable in Separate Account A.............       34,108
                                                             ------------
TOTAL NET ASSETS............................................ $332,481,616
                                                             ============

Investments in shares of the Portfolios, at cost............ $315,087,332

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                             AXA           AXA           AXA      AXA LARGE CAP
                                                                        INTERNATIONAL INTERNATIONAL INTERNATIONAL     CORE
                                                             AXA GROWTH CORE MANAGED     MANAGED    VALUE MANAGED    MANAGED
                                                             STRATEGY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                                             ---------- ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $1,294,264 $145,289,914   $11,295,290  $152,725,050   $29,922,095
Receivable for shares of the Portfolios sold................        121           --         7,157            --            --
Receivable for policy-related transactions..................         --       73,545            --        55,010         5,325
                                                             ---------- ------------   -----------  ------------   -----------
   Total assets.............................................  1,294,385  145,363,459    11,302,447   152,780,060    29,927,420
                                                             ---------- ------------   -----------  ------------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............         --       73,545            --        55,010         5,325
Payable for policy-related transactions.....................         88           --         7,157            --            --
                                                             ---------- ------------   -----------  ------------   -----------
   Total liabilities........................................         88       73,545         7,157        55,010         5,325
                                                             ---------- ------------   -----------  ------------   -----------
NET ASSETS.................................................. $1,294,297 $145,289,914   $11,295,290  $152,725,050   $29,922,095
                                                             ========== ============   ===========  ============   ===========

NET ASSETS:
Accumulation unit values.................................... $1,294,297 $145,274,179   $11,293,511  $152,710,930   $29,906,579
Retained by AXA Equitable in Separate Account A.............         --       15,735         1,779        14,120        15,516
                                                             ---------- ------------   -----------  ------------   -----------
TOTAL NET ASSETS............................................ $1,294,297 $145,289,914   $11,295,290  $152,725,050   $29,922,095
                                                             ========== ============   ===========  ============   ===========

Investments in shares of the Portfolios, at cost............ $1,008,881 $148,775,142   $12,348,845  $155,697,308   $28,674,120

                                                             AXA LARGE CAP
                                                                GROWTH
                                                                MANAGED
                                                              VOLATILITY*
                                                             -------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $670,915,625
Receivable for shares of the Portfolios sold................           --
Receivable for policy-related transactions..................       30,292
                                                             ------------
   Total assets.............................................  670,945,917
                                                             ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       30,292
Payable for policy-related transactions.....................           --
                                                             ------------
   Total liabilities........................................       30,292
                                                             ------------
NET ASSETS.................................................. $670,915,625
                                                             ============

NET ASSETS:
Accumulation unit values.................................... $670,858,214
Retained by AXA Equitable in Separate Account A.............       57,411
                                                             ------------
TOTAL NET ASSETS............................................ $670,915,625
                                                             ============

Investments in shares of the Portfolios, at cost............ $535,345,741

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                              AXA LARGE     AXA MID                                     AXA
                                                              CAP VALUE    CAP VALUE                  AXA MODERATE   MODERATE-
                                                               MANAGED      MANAGED     AXA MODERATE     GROWTH        PLUS
                                                             VOLATILITY*  VOLATILITY*   ALLOCATION*    STRATEGY*    ALLOCATION*
                                                             ------------ ------------ -------------- ------------ --------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $728,957,474 $415,507,432 $1,509,726,121 $72,443,970  $1,084,634,899
Receivable for policy-related transactions..................       80,915      106,653        631,697      93,848         572,697
                                                             ------------ ------------ -------------- -----------  --------------
   Total assets.............................................  729,038,389  415,614,085  1,510,357,818  72,537,818   1,085,207,596
                                                             ------------ ------------ -------------- -----------  --------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       80,911      106,649        555,265      93,848         572,697
                                                             ------------ ------------ -------------- -----------  --------------
   Total liabilities........................................       80,911      106,649        555,265      93,848         572,697
                                                             ------------ ------------ -------------- -----------  --------------
NET ASSETS.................................................. $728,957,478 $415,507,436 $1,509,802,553 $72,443,970  $1,084,634,899
                                                             ============ ============ ============== ===========  ==============

NET ASSETS:
Accumulation unit values.................................... $726,016,718 $415,490,454 $1,504,484,348 $72,435,325  $1,084,607,767
Contracts in payout (annuitization) period..................    2,535,067           --      4,742,929          --              --
Retained by AXA Equitable in Separate Account A.............      405,693       16,982        575,276       8,645          27,132
                                                             ------------ ------------ -------------- -----------  --------------
TOTAL NET ASSETS............................................ $728,957,478 $415,507,436 $1,509,802,553 $72,443,970  $1,084,634,899
                                                             ============ ============ ============== ===========  ==============

Investments in shares of the Portfolios, at cost............ $591,456,619 $387,361,677 $1,666,638,973 $74,876,836  $1,195,271,198

                                                               AXA/AB
                                                              DYNAMIC
                                                              MODERATE
                                                              GROWTH*
                                                             -----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $16,916,008
Receivable for policy-related transactions..................      20,190
                                                             -----------
   Total assets.............................................  16,936,198
                                                             -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      20,190
                                                             -----------
   Total liabilities........................................      20,190
                                                             -----------
NET ASSETS.................................................. $16,916,008
                                                             ===========

NET ASSETS:
Accumulation unit values.................................... $16,915,760
Contracts in payout (annuitization) period..................          --
Retained by AXA Equitable in Separate Account A.............         248
                                                             -----------
TOTAL NET ASSETS............................................ $16,916,008
                                                             ===========

Investments in shares of the Portfolios, at cost............ $17,195,905

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                         AXA/FRANKLIN
                                                    AXA/      AXA/FRANKLIN AXA/FRANKLIN   TEMPLETON
                                                 CLEARBRIDGE    BALANCED     SMALL CAP    ALLOCATION
                                    AXA/AB SMALL  LARGE CAP     MANAGED    VALUE MANAGED   MANAGED     AXA/JANUS
                                    CAP GROWTH*    GROWTH*    VOLATILITY*   VOLATILITY*  VOLATILITY*  ENTERPRISE*
                                    ------------ ------------ ------------ ------------- ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $342,696,643 $138,905,955 $82,609,512   $17,249,288  $66,163,135  $297,004,689
Receivable for shares of the
 Portfolios sold...................           --       34,604      32,475            --           --            --
Receivable for policy-related
 transactions......................       64,897           --          --        13,571       59,279       195,717
                                    ------------ ------------ -----------   -----------  -----------  ------------
   Total assets....................  342,761,540  138,940,559  82,641,987    17,262,859   66,222,414   297,200,406
                                    ------------ ------------ -----------   -----------  -----------  ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............       64,897           --          --        13,571       59,279       180,917
Payable for policy related
 transactions......................           --       34,604      32,475            --           --            --
                                    ------------ ------------ -----------   -----------  -----------  ------------
   Total liabilities...............       64,897       34,604      32,475        13,571       59,279       180,917
                                    ------------ ------------ -----------   -----------  -----------  ------------
NET ASSETS......................... $342,696,643 $138,905,955 $82,609,512   $17,249,288  $66,163,135  $297,019,489
                                    ============ ============ ===========   ===========  ===========  ============

NET ASSETS:
Accumulation unit values........... $340,588,897 $138,858,851 $82,598,150   $17,249,255  $66,141,226  $297,004,637
Contracts in payout
 (annunitization) period...........    2,012,010           --          --            --           --            --
Retained by AXA Equitable in
 Separate Account A................       95,736       47,104      11,362            33       21,909        14,852
                                    ------------ ------------ -----------   -----------  -----------  ------------
TOTAL NET ASSETS................... $342,696,643 $138,905,955 $82,609,512   $17,249,288  $66,163,135  $297,019,489
                                    ============ ============ ===========   ===========  ===========  ============

Investments in shares of the
 Portfolios, at cost............... $395,615,763 $147,770,384 $86,205,791   $20,173,268  $81,214,634  $317,907,690

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                AXA/TEMPLETON
                                    AXA/LOOMIS  GLOBAL EQUITY             CHARTER/SM/  CHARTER/SM/ CHARTER/SM/
                                      SAYLES       MANAGED    CHARTER/SM/ MULTI-SECTOR SMALL CAP   SMALL CAP
                                     GROWTH*     VOLATILITY*  MODERATE*      BOND*      GROWTH*      VALUE*
                                    ----------- ------------- ----------  ------------ ----------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $84,200,984  $42,582,449   $307,475   $77,678,384  $42,712,332 $95,332,431
Receivable for shares of the
 Portfolios sold...................          --           --         --         3,912           --       9,577
Receivable for policy-related
 transactions......................      16,032       27,598      3,653            --       38,478          --
                                    -----------  -----------   --------   -----------  ----------- -----------
   Total assets....................  84,217,016   42,610,047    311,128    77,682,296   42,750,810  95,342,008
                                    -----------  -----------   --------   -----------  ----------- -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      16,032       27,598      3,642            --       38,478          --
Payable for policy-related
 transactions......................          --           --         --         4,107           --       9,573
                                    -----------  -----------   --------   -----------  ----------- -----------
   Total liabilities...............      16,032       27,598      3,642         4,107       38,478       9,573
                                    -----------  -----------   --------   -----------  ----------- -----------
NET ASSETS......................... $84,200,984  $42,582,449   $307,486   $77,678,189  $42,712,332 $95,332,435
                                    ===========  ===========   ========   ===========  =========== ===========

NET ASSETS:
Accumulation unit values........... $84,195,383  $42,566,966   $307,486   $77,383,873  $42,495,492 $95,139,492
Contracts in payout
 (annuitization) period............          --           --         --       238,777           --          --
Retained by AXA Equitable in
 Separate Account A................       5,601       15,483         --        55,539      216,840     192,943
                                    -----------  -----------   --------   -----------  ----------- -----------
TOTAL NET ASSETS................... $84,200,984  $42,582,449   $307,486   $77,678,189  $42,712,332 $95,332,435
                                    ===========  ===========   ========   ===========  =========== ===========

Investments in shares of the
 Portfolios, at cost............... $84,316,961  $46,454,990   $327,824   $85,847,294  $44,961,670 $85,151,322

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                               EQ/
                                                                           CLEARBRIDGE
                                    EQ/AMERICAN EQ/BLACKROCK  EQ/CAPITAL  SELECT EQUITY
                                    CENTURY MID BASIC VALUE    GUARDIAN      MANAGED      EQ/COMMON    EQ/CORE BOND
                                    CAP VALUE*    EQUITY*     RESEARCH*    VOLATILITY*   STOCK INDEX*     INDEX*
                                    ----------- ------------ ------------ ------------- -------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $80,825,591 $694,911,789 $198,896,829  $22,768,524  $2,090,233,672 $113,194,292
Receivable for shares of the
 Portfolios sold...................          --           --       21,911           --              --           --
Receivable for policy-related
 transactions......................     198,006      325,641           --        4,123          26,883       43,348
                                    ----------- ------------ ------------  -----------  -------------- ------------
   Total assets....................  81,023,597  695,237,430  198,918,740   22,772,647   2,090,260,555  113,237,640
                                    ----------- ------------ ------------  -----------  -------------- ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............     197,905      320,283           --        4,123             370       43,348
Payable for policy-related
 transactions......................          --           --       21,907           --              --           --
                                    ----------- ------------ ------------  -----------  -------------- ------------
   Total liabilities...............     197,905      320,283       21,907        4,123             370       43,348
                                    ----------- ------------ ------------  -----------  -------------- ------------
NET ASSETS......................... $80,825,692 $694,917,147 $198,896,833  $22,768,524  $2,090,260,185 $113,194,292
                                    =========== ============ ============  ===========  ============== ============

NET ASSETS:
Accumulation unit values........... $80,825,596 $694,882,415 $198,849,416  $22,763,933  $2,079,775,526 $113,184,097
Contracts in payout
 (annuitization) period............          --           --           --           --      10,404,761           --
Retained by AXA Equitable in
 Separate Account A................          96       34,732       47,417        4,591          79,898       10,195
                                    ----------- ------------ ------------  -----------  -------------- ------------
TOTAL NET ASSETS................... $80,825,692 $694,917,147 $198,896,833  $22,768,524  $2,090,260,185 $113,194,292
                                    =========== ============ ============  ===========  ============== ============

Investments in shares of the
 Portfolios, at cost............... $90,549,653 $705,558,861 $167,774,739  $33,479,933  $1,506,253,817 $116,811,448

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                     EQ/EMERGING                      EQ/FIDELITY      EQ/FRANKLIN              EQ/GOLDMAN
                                    MARKETS EQUITY   EQ/EQUITY    INSTITUTIONAL AM/SM/   RISING    EQ/GLOBAL   SACHS MID CAP
                                        PLUS*        500 INDEX*       LARGE CAP*       DIVIDENDS*  BOND PLUS*     VALUE*
                                    -------------- -------------- -------------------  ----------- ----------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........  $13,777,148   $1,579,158,318    $393,735,901      $1,340,637  $49,647,281  $50,408,582
Receivable for shares of the
 Portfolios sold...................           --               --              --             596           --           --
Receivable for policy-related
 transactions......................       26,176        1,522,182         152,403              --        2,515       20,715
                                     -----------   --------------    ------------      ----------  -----------  -----------
   Total assets....................   13,803,324    1,580,680,500     393,888,304       1,341,233   49,649,796   50,429,297
                                     -----------   --------------    ------------      ----------  -----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............       25,542        1,522,496         152,585              --        2,515       20,721
Payable for policy-related
 transactions......................           --               --              --             547           --           --
                                     -----------   --------------    ------------      ----------  -----------  -----------
   Total liabilities...............       25,542        1,522,496         152,585             547        2,515       20,721
                                     -----------   --------------    ------------      ----------  -----------  -----------
NET ASSETS.........................  $13,777,782   $1,579,158,004    $393,735,719      $1,340,686  $49,647,281  $50,408,576
                                     ===========   ==============    ============      ==========  ===========  ===========

NET ASSETS:
Accumulation unit values...........  $13,777,782   $1,575,643,964    $393,731,326      $1,340,686  $49,635,583  $50,408,024
Contracts in payout
 (annuitization) period............           --        3,422,568              --              --           --           --
Retained by AXA Equitable in
 Separate Account A................           --           91,472           4,393              --       11,698          552
                                     -----------   --------------    ------------      ----------  -----------  -----------
TOTAL NET ASSETS...................  $13,777,782   $1,579,158,004    $393,735,719      $1,340,686  $49,647,281  $50,408,576
                                     ===========   ==============    ============      ==========  ===========  ===========

Investments in shares of the
 Portfolios, at cost...............  $15,656,997   $1,339,630,900    $444,161,627      $1,405,920  $51,535,232  $55,625,181

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                        EQ/
                                    INTERMEDIATE      EQ/                   EQ/INVESCO   EQ/INVESCO
                                     GOVERNMENT  INTERNATIONAL  EQ/INVESCO  GLOBAL REAL INTERNATIONAL
                                       BOND*     EQUITY INDEX*  COMSTOCK*     ESTATE*      GROWTH*    EQ/IVY ENERGY*
                                    ------------ ------------- ------------ ----------- ------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $50,280,943  $320,156,062  $107,363,981 $85,441,059  $74,538,660   $37,659,767
Receivable for policy-related
 transactions......................      36,916        70,402        33,093      57,032       78,013        62,586
                                    -----------  ------------  ------------ -----------  -----------   -----------
   Total assets....................  50,317,859   320,226,464   107,397,074  85,498,091   74,616,673    37,722,353
                                    -----------  ------------  ------------ -----------  -----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      38,193        70,402        33,093      57,831       78,313        62,899
                                    -----------  ------------  ------------ -----------  -----------   -----------
   Total liabilities...............      38,193        70,402        33,093      57,831       78,313        62,899
                                    -----------  ------------  ------------ -----------  -----------   -----------
NET ASSETS......................... $50,279,666  $320,156,062  $107,363,981 $85,440,260  $74,538,360   $37,659,454
                                    ===========  ============  ============ ===========  ===========   ===========

NET ASSETS:
Accumulation unit values........... $49,977,934  $318,923,748  $107,350,447 $85,439,723  $74,536,867   $37,658,022
Contracts in payout
 (annuitization) period............     190,438     1,099,542            --          --           --            --
Retained by AXA Equitable in
 Separate Account A................     111,294       132,772        13,534         537        1,493         1,432
                                    -----------  ------------  ------------ -----------  -----------   -----------
TOTAL NET ASSETS................... $50,279,666  $320,156,062  $107,363,981 $85,440,260  $74,538,360   $37,659,454
                                    ===========  ============  ============ ===========  ===========   ===========

Investments in shares of the
 Portfolios, at cost............... $50,670,614  $358,543,952  $103,966,117 $87,029,750  $78,589,801   $54,987,413

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                    EQ/JPMORGAN   EQ/LARGE CAP EQ/LARGE CAP    EQ/LAZARD       EQ/MFS
                                    EQ/IVY MID CAP     VALUE         GROWTH       VALUE        EMERGING     INTERNATIONAL
                                       GROWTH*     OPPORTUNITIES*    INDEX*       INDEX*    MARKETS EQUITY*    GROWTH*
                                    -------------- -------------- ------------ ------------ --------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........  $149,489,725   $146,683,011  $281,342,733 $85,584,145   $207,750,007   $149,389,701
Receivable for policy-related
 transactions......................       112,672         96,616       147,395      64,178        224,804        167,249
                                     ------------   ------------  ------------ -----------   ------------   ------------
   Total assets....................   149,602,397    146,779,627   281,490,128  85,648,323    207,974,811    149,556,950
                                     ------------   ------------  ------------ -----------   ------------   ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............       112,646         96,616       147,395      64,178        228,154        167,249
                                     ------------   ------------  ------------ -----------   ------------   ------------
   Total liabilities...............       112,646         96,616       147,395      64,178        228,154        167,249
                                     ------------   ------------  ------------ -----------   ------------   ------------
NET ASSETS.........................  $149,489,751   $146,683,011  $281,342,733 $85,584,145   $207,746,657   $149,389,701
                                     ============   ============  ============ ===========   ============   ============

NET ASSETS:
Accumulation unit values...........  $149,489,429   $146,636,501  $281,312,795 $85,581,021   $207,731,773   $149,377,581
Retained by AXA Equitable in
 Separate Account A................           322         46,510        29,938       3,124         14,884         12,120
                                     ------------   ------------  ------------ -----------   ------------   ------------
TOTAL NET ASSETS...................  $149,489,751   $146,683,011  $281,342,733 $85,584,145   $207,746,657   $149,389,701
                                     ============   ============  ============ ===========   ============   ============

Investments in shares of the
 Portfolios, at cost...............  $163,789,759   $177,690,197  $281,666,018 $93,025,285   $210,394,093   $162,687,558

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                       EQ/MFS                    EQ/MFS                                  EQ/
                                    INTERNATIONAL   EQ/MFS      UTILITIES    EQ/MID CAP   EQ/MONEY   OPPENHEIMER
                                       VALUE*     TECHNOLOGY*    SERIES*       INDEX*     MARKET*      GLOBAL*
                                    ------------- ------------ ------------ ------------ ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $454,315,608  $155,100,060 $109,805,182 $597,179,820 $73,958,269 $167,841,357
Receivable for policy-related
 transactions......................      495,588       217,509       45,839      383,402     345,269      183,703
                                    ------------  ------------ ------------ ------------ ----------- ------------
   Total assets....................  454,811,196   155,317,569  109,851,021  597,563,222  74,303,538  168,025,060
                                    ------------  ------------ ------------ ------------ ----------- ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      495,588       218,406       45,809      383,402     343,747      183,703
                                    ------------  ------------ ------------ ------------ ----------- ------------
   Total liabilities...............      495,588       218,406       45,809      383,402     343,747      183,703
                                    ------------  ------------ ------------ ------------ ----------- ------------
NET ASSETS......................... $454,315,608  $155,099,163 $109,805,212 $597,179,820 $73,959,791 $167,841,357
                                    ============  ============ ============ ============ =========== ============

NET ASSETS:
Accumulation unit values........... $454,315,608  $155,095,438 $109,805,212 $597,177,584 $73,634,004 $167,840,612
Contracts in payout
 (annuitization) period............           --            --           --           --     230,858           --
Retained by AXA Equitable in
 Separate Account A................           --         3,725           --        2,236      94,929          745
                                    ------------  ------------ ------------ ------------ ----------- ------------
TOTAL NET ASSETS................... $454,315,608  $155,099,163 $109,805,212 $597,179,820 $73,959,791 $167,841,357
                                    ============  ============ ============ ============ =========== ============

Investments in shares of the
 Portfolios, at cost............... $474,424,943  $172,311,549 $114,090,248 $644,947,102 $73,959,286 $166,388,360

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                     EQ/PIMCO                                              EQ/T. ROWE
                                    GLOBAL REAL EQ/PIMCO ULTRA EQ/QUALITY     EQ/SMALL    PRICE GROWTH EQ/UBS GROWTH
                                      RETURN*    SHORT BOND*   BOND PLUS*  COMPANY INDEX*    STOCK*      & INCOME*
                                    ----------- -------------- ----------- -------------- ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $38,574,869  $78,110,811   $74,332,580  $274,021,927  $638,685,846  $33,725,164
Receivable for shares of the
 Portfolios sold...................          --           --        11,142            --            --       36,896
Receivable for policy-related
 transactions......................      35,195       37,330            --       164,561       615,099           --
                                    -----------  -----------   -----------  ------------  ------------  -----------
   Total assets....................  38,610,064   78,148,141    74,343,722   274,186,488   639,300,945   33,762,060
                                    -----------  -----------   -----------  ------------  ------------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      35,151       37,330            --       164,561       615,099           --
Payable for policy-related
 transactions......................          --           --        11,142            --            --       36,896
                                    -----------  -----------   -----------  ------------  ------------  -----------
   Total liabilities...............      35,151       37,330        11,142       164,561       615,099       36,896
                                    -----------  -----------   -----------  ------------  ------------  -----------
NET ASSETS......................... $38,574,913  $78,110,811   $74,332,580  $274,021,927  $638,685,846  $33,725,164
                                    ===========  ===========   ===========  ============  ============  ===========

NET ASSETS:
Accumulation unit values........... $38,574,913  $78,098,068   $73,859,235  $273,883,435  $638,685,577  $33,724,883
Contracts in payout
 (annuitization) period............          --           --       351,923            --            --           --
Retained by AXA Equitable in
 Separate Account A................          --       12,743       121,422       138,492           269          281
                                    -----------  -----------   -----------  ------------  ------------  -----------
TOTAL NET ASSETS................... $38,574,913  $78,110,811   $74,332,580  $274,021,927  $638,685,846  $33,725,164
                                    ===========  ===========   ===========  ============  ============  ===========

Investments in shares of the
 Portfolios, at cost............... $39,843,989  $78,806,581   $78,870,291  $327,804,719  $626,254,295  $40,528,464

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                    FIDELITY(R) VIP FIDELITY(R) VIP INVESCO V.I.                    INVESCO V.I. MID INVESCO V.I.
                                     EQUITY-INCOME      MID CAP      DIVERSIFIED  INVESCO V.I. HIGH     CAP CORE      SMALL CAP
                                       PORTFOLIO       PORTFOLIO    DIVIDEND FUND    YIELD FUND       EQUITY FUND    EQUITY FUND
                                    --------------- --------------- ------------- ----------------- ---------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........   $12,308,502     $51,721,954    $48,185,554     $40,326,722      $19,813,247    $ 8,835,213
Receivable for shares of the
 Portfolios sold...................            --              --             --              --               --             --
Receivable for policy-related
 transactions......................         5,676         128,549         60,975          17,255           22,970         13,720
                                      -----------     -----------    -----------     -----------      -----------    -----------
   Total assets....................    12,314,178      51,850,503     48,246,529      40,343,977       19,836,217      8,848,933
                                      -----------     -----------    -----------     -----------      -----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............         5,676         128,549         65,579          17,255           22,970         13,720
                                      -----------     -----------    -----------     -----------      -----------    -----------
   Total liabilities...............         5,676         128,549         65,579          17,255           22,970         13,720
                                      -----------     -----------    -----------     -----------      -----------    -----------
NET ASSETS.........................   $12,308,502     $51,721,954    $48,180,950     $40,326,722      $19,813,247    $ 8,835,213
                                      ===========     ===========    ===========     ===========      ===========    ===========

NET ASSETS:
Accumulation unit values...........   $12,306,554     $51,721,587    $48,180,950     $40,326,170      $19,811,122    $ 8,832,815
Retained by AXA Equitable in
 Separate Account A................         1,948             367             --             552            2,125          2,398
                                      -----------     -----------    -----------     -----------      -----------    -----------
TOTAL NET ASSETS...................   $12,308,502     $51,721,954    $48,180,950     $40,326,722      $19,813,247    $ 8,835,213
                                      ===========     ===========    ===========     ===========      ===========    ===========

Investments in shares of the
 Portfolios, at cost...............   $13,183,226     $58,765,685    $53,371,135     $43,256,045      $23,956,532    $10,675,412

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                   MFS(R)
                                                                                MASSACHUSETTS
                                                                                  INVESTORS   MULTIMANAGER
                                    IVY VIP HIGH IVY VIP SMALL MFS(R) INVESTORS GROWTH STOCK   AGGRESSIVE  MULTIMANAGER
                                       INCOME     CAP GROWTH     TRUST SERIES     PORTFOLIO     EQUITY*     CORE BOND*
                                    ------------ ------------- ---------------- ------------- ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $237,178,612  $30,765,847    $16,778,382     $18,287,990  $590,054,669 $103,466,049
Receivable for shares of the
 Portfolios sold...................           --           --             --              --        75,566       14,005
Receivable for policy-related
 transactions......................      161,482       21,766         14,745          34,891            --           --
                                    ------------  -----------    -----------     -----------  ------------ ------------
   Total assets....................  237,340,094   30,787,613     16,793,127      18,322,881   590,130,235  103,480,054
                                    ------------  -----------    -----------     -----------  ------------ ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      161,460       21,766         14,745          34,891            --           --
Payable for policy-related
 transactions......................           --           --             --              --        11,928       14,001
                                    ------------  -----------    -----------     -----------  ------------ ------------
   Total liabilities...............      161,460       21,766         14,745          34,891        11,928       14,001
                                    ------------  -----------    -----------     -----------  ------------ ------------
NET ASSETS......................... $237,178,634  $30,765,847    $16,778,382     $18,287,990  $590,118,307 $103,466,053
                                    ============  ===========    ===========     ===========  ============ ============

NET ASSETS:
Accumulation unit values........... $237,178,634  $30,759,352    $16,777,510     $18,287,623  $588,802,632 $103,441,102
Contracts in payout
 (annuitization) period............           --           --             --              --       902,702           --
Retained by AXA Equitable in
 Separate Account A................           --        6,495            872             367       412,973       24,951
                                    ------------  -----------    -----------     -----------  ------------ ------------
TOTAL NET ASSETS................... $237,178,634  $30,765,847    $16,778,382     $18,287,990  $590,118,307 $103,466,053
                                    ============  ===========    ===========     ===========  ============ ============

Investments in shares of the
 Portfolios, at cost............... $253,411,622  $40,171,440    $17,391,662     $18,112,811  $401,796,869 $106,880,820

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                             PIMCO
                                                                                         COMMODITYREAL
                                    MULTIMANAGER                             OPPENHEIMER   RETURN(R)
                                      MID CAP     MULTIMANAGER  MULTIMANAGER MAIN STREET   STRATEGY    TARGET 2015
                                      GROWTH*    MID CAP VALUE* TECHNOLOGY*  FUND(R)/VA    PORTFOLIO   ALLOCATION*
                                    ------------ -------------- ------------ ----------- ------------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $71,877,156   $44,508,437   $191,180,188 $6,321,259   $7,585,536   $16,267,403
Receivable for shares of the
 Portfolios sold...................      18,590        19,344             --         --           --            --
Receivable for policy-related
 transactions......................          --            --         30,795      6,414        6,681         2,343
                                    -----------   -----------   ------------ ----------   ----------   -----------
   Total assets....................  71,895,746    44,527,781    191,210,983  6,327,673    7,592,217    16,269,746
                                    -----------   -----------   ------------ ----------   ----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............          --            --         30,795      6,414        6,597        16,217
Payable for policy-related
 transactions......................      18,590        19,344             --         --           --            --
                                    -----------   -----------   ------------ ----------   ----------   -----------
   Total liabilities...............      18,590        19,344         30,795      6,414        6,597        16,217
                                    -----------   -----------   ------------ ----------   ----------   -----------
NET ASSETS......................... $71,877,156   $44,508,437   $191,180,188 $6,321,259   $7,585,620   $16,253,529
                                    ===========   ===========   ============ ==========   ==========   ===========

NET ASSETS:
Accumulation unit values........... $71,852,482   $44,482,243   $191,089,693 $6,321,012   $7,581,710   $16,253,529
Retained by AXA Equitable in
 Separate Account A................      24,674        26,194         90,495        247        3,910            --
                                    -----------   -----------   ------------ ----------   ----------   -----------
TOTAL NET ASSETS................... $71,877,156   $44,508,437   $191,180,188 $6,321,259   $7,585,620   $16,253,529
                                    ===========   ===========   ============ ==========   ==========   ===========

Investments in shares of the
 Portfolios, at cost............... $82,420,234   $42,383,408   $187,984,800 $6,992,317   $9,277,322   $18,243,269

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                     TEMPLETON  VANECK VIP
                                    TARGET 2025 TARGET 2035 TARGET 2045 TARGET 2055 GLOBAL BOND GLOBAL HARD
                                    ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*  VIP FUND   ASSETS FUND
                                    ----------- ----------- ----------- ----------- ----------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $73,268,430 $83,140,788 $70,069,652 $13,369,375 $68,651,844 $17,519,935
Receivable for shares of the
 Portfolios sold...................          --          --          --          --      12,691          --
Receivable for policy-related
 transactions......................     137,502     120,287      93,506      53,504          --      11,588
                                    ----------- ----------- ----------- ----------- ----------- -----------
   Total assets....................  73,405,932  83,261,075  70,163,158  13,422,879  68,664,535  17,531,523
                                    ----------- ----------- ----------- ----------- ----------- -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............     129,252     120,287      93,506      53,427          --      11,588
Payable for policy related
 transactions......................          --          --          --          --      12,691          --
                                    ----------- ----------- ----------- ----------- ----------- -----------
   Total liabilities...............     129,252     120,287      93,506      53,427      12,691      11,588
                                    ----------- ----------- ----------- ----------- ----------- -----------
NET ASSETS......................... $73,276,680 $83,140,788 $70,069,652 $13,369,452 $68,651,844 $17,519,935
                                    =========== =========== =========== =========== =========== ===========

NET ASSETS:
Accumulation unit values........... $73,264,469 $83,122,282 $70,066,775 $13,369,452 $68,651,685 $17,519,895
Retained by AXA Equitable in
 Separate Account A................      12,211      18,506       2,877          --         159          40
                                    ----------- ----------- ----------- ----------- ----------- -----------
TOTAL NET ASSETS................... $73,276,680 $83,140,788 $70,069,652 $13,369,452 $68,651,844 $17,519,935
                                    =========== =========== =========== =========== =========== ===========

Investments in shares of the
 Portfolios, at cost............... $74,938,924 $83,165,563 $69,194,995 $14,285,045 $66,948,054 $23,024,854

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                               SHARE CLASS**    PORTFOLIO SHARES HELD
                                                             -----------------  ---------------------
1290 VT CONVERTIBLE SECURITIES..............................         B                  1,496

1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................         B                1,012,176

1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................         B                 930,061

1290 VT EQUITY INCOME.......................................         B               25,823,379

1290 VT GAMCO MERGERS & ACQUISITIONS........................         B                1,337,574

1290 VT GAMCO SMALL COMPANY VALUE...........................         B               18,031,466

1290 VT HIGH YIELD BOND.....................................         B                1,616,321

1290 VT LOW VOLATILITY GLOBAL EQUITY........................         B                  1,383

1290 VT MICRO CAP...........................................         B                 15,264

1290 VT SMALL CAP VALUE.....................................         B                 326,005

1290 VT SMARTBETA EQUITY....................................         B                 214,964

1290 VT SOCIALLY RESPONSIBLE................................         B                4,659,573

ALL ASSET GROWTH-ALT 20.....................................         B                4,100,540

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/............      CLASS 4             4,550,085

AXA 400 MANAGED VOLATILITY..................................         B                 850,301

AXA 500 MANAGED VOLATILITY..................................         B                1,206,291

AXA 2000 MANAGED VOLATILITY.................................         B                 426,079

AXA AGGRESSIVE ALLOCATION...................................         B               63,727,698

AXA BALANCED STRATEGY.......................................         A                  5,072
AXA BALANCED STRATEGY.......................................         B                8,359,099

AXA CONSERVATIVE ALLOCATION.................................         B               10,860,114

AXA CONSERVATIVE GROWTH STRATEGY............................         B                2,236,349

AXA CONSERVATIVE STRATEGY...................................         B                 767,073

AXA CONSERVATIVE-PLUS ALLOCATION............................         B               22,396,600

AXA GLOBAL EQUITY MANAGED VOLATILITY........................         B               22,342,496

AXA GROWTH STRATEGY.........................................         A                 77,971

AXA INTERNATIONAL CORE MANAGED VOLATILITY...................         B               15,353,518

AXA INTERNATIONAL MANAGED VOLATILITY........................         B                 978,236

AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................         B               13,344,088

AXA LARGE CAP CORE MANAGED VOLATILITY.......................         B                3,191,965

AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................         B               23,572,133

AXA LARGE CAP VALUE MANAGED VOLATILITY......................         A               40,998,615
AXA LARGE CAP VALUE MANAGED VOLATILITY......................         B                5,137,479

AXA MID CAP VALUE MANAGED VOLATILITY........................         B               30,059,494

AXA MODERATE ALLOCATION.....................................         A               78,995,001
AXA MODERATE ALLOCATION.....................................         B               37,822,647

AXA MODERATE GROWTH STRATEGY................................         B                4,633,999

AXA MODERATE-PLUS ALLOCATION................................         B               108,553,063

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                               SHARE CLASS**    PORTFOLIO SHARES HELD
                                                             -----------------  ---------------------
AXA/AB DYNAMIC MODERATE GROWTH..............................         B               1,408,395

AXA/AB SMALL CAP GROWTH.....................................         A               17,292,305
AXA/AB SMALL CAP GROWTH.....................................         B               4,989,976

AXA/CLEARBRIDGE LARGE CAP GROWTH............................         B               13,209,519

AXA/FRANKLIN BALANCED MANAGED VOLATILITY....................         B               8,190,815

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.............         B               1,300,093

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY........         B               8,280,230

AXA/JANUS ENTERPRISE........................................         B               18,032,379

AXA/LOOMIS SAYLES GROWTH....................................         B               11,235,713

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..............         B               3,999,432

CHARTER/SM/ MODERATE........................................         B                 31,408

CHARTER/SM/ MULTI-SECTOR BOND...............................         A               14,287,863
CHARTER/SM/ MULTI-SECTOR BOND...............................         B               6,696,576

CHARTER/SM/ SMALL CAP GROWTH................................         B               3,551,251

CHARTER/SM/ SMALL CAP VALUE.................................         B               6,301,009

EQ/AMERICAN CENTURY MID CAP VALUE...........................         B               4,427,454

EQ/BLACKROCK BASIC VALUE EQUITY.............................         B               34,107,861

EQ/CAPITAL GUARDIAN RESEARCH................................         B               8,919,892

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY.............         B               4,085,857

EQ/COMMON STOCK INDEX.......................................         A               64,314,690
EQ/COMMON STOCK INDEX.......................................         B               5,735,157

EQ/CORE BOND INDEX..........................................         B               11,686,529

EQ/EMERGING MARKETS EQUITY PLUS.............................         B               1,598,536

EQ/EQUITY 500 INDEX.........................................         A               26,424,371
EQ/EQUITY 500 INDEX.........................................         B               12,728,092

EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP..................         B               12,828,831

EQ/FRANKLIN RISING DIVIDENDS................................         B                 53,647

EQ/GLOBAL BOND PLUS.........................................         B               5,621,552

EQ/GOLDMAN SACHS MID CAP VALUE..............................         B               3,337,199

EQ/INTERMEDIATE GOVERNMENT BOND.............................         A               3,815,233
EQ/INTERMEDIATE GOVERNMENT BOND.............................         B               1,156,424

EQ/INTERNATIONAL EQUITY INDEX...............................         A               34,976,684
EQ/INTERNATIONAL EQUITY INDEX...............................         B               3,665,719

EQ/INVESCO COMSTOCK.........................................         B               7,040,224

EQ/INVESCO GLOBAL REAL ESTATE...............................         B               5,711,734

EQ/INVESCO INTERNATIONAL GROWTH.............................         B               2,288,434

EQ/IVY ENERGY...............................................         B               9,760,696

EQ/IVY MID CAP GROWTH.......................................         B               13,512,102

EQ/JPMORGAN VALUE OPPORTUNITIES.............................         B               9,745,530

EQ/LARGE CAP GROWTH INDEX...................................         B               21,857,527

EQ/LARGE CAP VALUE INDEX....................................         B               10,865,261

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                               SHARE CLASS**    PORTFOLIO SHARES HELD
                                                             -----------------  ---------------------
EQ/LAZARD EMERGING MARKETS EQUITY...........................         B               10,820,148

EQ/MFS INTERNATIONAL GROWTH.................................         B               22,106,765

EQ/MFS INTERNATIONAL VALUE..................................         B               18,483,863

EQ/MFS TECHNOLOGY...........................................         B               9,420,856

EQ/MFS UTILITIES SERIES.....................................         B               3,826,084

EQ/MID CAP INDEX............................................         B               49,366,323

EQ/MONEY MARKET.............................................         A               40,463,599
EQ/MONEY MARKET.............................................         B               33,470,674

EQ/OPPENHEIMER GLOBAL.......................................         B               10,177,294

EQ/PIMCO GLOBAL REAL RETURN.................................         B               4,074,369

EQ/PIMCO ULTRA SHORT BOND...................................         A                 10,837
EQ/PIMCO ULTRA SHORT BOND...................................         B               7,927,018

EQ/QUALITY BOND PLUS........................................         A               6,666,918
EQ/QUALITY BOND PLUS........................................         B               2,253,855

EQ/SMALL COMPANY INDEX......................................         B               29,023,874

EQ/T. ROWE PRICE GROWTH STOCK...............................         B               15,117,340

EQ/UBS GROWTH & INCOME......................................         B               4,378,096

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.....................  SERVICE CLASS 2         620,076

FIDELITY(R) VIP MID CAP PORTFOLIO...........................  SERVICE CLASS 2        1,770,087

INVESCO V.I. DIVERSIFIED DIVIDEND FUND......................     SERIES II           2,046,965

INVESCO V.I. HIGH YIELD FUND................................     SERIES II           8,033,211

INVESCO V.I. MID CAP CORE EQUITY FUND.......................     SERIES II           1,848,251

INVESCO V.I. SMALL CAP EQUITY FUND..........................     SERIES II            586,278

IVY VIP HIGH INCOME.........................................     CLASS II            71,105,232

IVY VIP SMALL CAP GROWTH....................................     CLASS II            4,004,718

MFS(R) INVESTORS TRUST SERIES...............................   SERVICE CLASS          628,875

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.......   SERVICE CLASS         1,052,243

MULTIMANAGER AGGRESSIVE EQUITY..............................         A               10,288,839
MULTIMANAGER AGGRESSIVE EQUITY..............................         B                472,192

MULTIMANAGER CORE BOND......................................         B               10,797,072

MULTIMANAGER MID CAP GROWTH.................................         B               9,031,463

MULTIMANAGER MID CAP VALUE..................................         B               3,397,008

MULTIMANAGER TECHNOLOGY.....................................         B               8,107,870

OPPENHEIMER MAIN STREET FUND(R)/VA..........................   SERVICE CLASS          238,448

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.............   ADVISOR CLASS         1,245,572

TARGET 2015 ALLOCATION......................................         B               2,026,412

TARGET 2025 ALLOCATION......................................         B               7,173,219

TARGET 2035 ALLOCATION......................................         B               7,791,812

TARGET 2045 ALLOCATION......................................         B               6,556,618

TARGET 2055 ALLOCATION......................................         B               1,324,065

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                               SHARE CLASS**    PORTFOLIO SHARES HELD
                                                             -----------------  ---------------------

TEMPLETON GLOBAL BOND VIP FUND..............................      CLASS 2             4,079,135

VANECK VIP GLOBAL HARD ASSETS FUND..........................      CLASS S             1,070,246

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                                       UNITS
                                                             CONTRACT                               OUTSTANDING
                                                             CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                             -------- -----------------  ---------- -----------
1290 VT CONVERTIBLE SECURITIES..............................  1.25%           B           $ 94.52        --

1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  0.50%           B           $114.83         1
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  0.70%           B           $113.53        --
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  0.80%           B           $112.88        --
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  0.90%           B           $112.24         2
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  0.95%           B           $111.92         3
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  1.00%           B           $111.61        --
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  1.10%           B           $110.97         1
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  1.20%           B           $110.34        51
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  1.25%           B           $110.02         9
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  1.34%           B           $109.46        30

1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  0.50%           B           $104.22         6
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  0.70%           B           $103.46        --
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  0.80%           B           $103.08         2
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  0.90%           B           $102.71         5
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  1.00%           B           $102.33        --
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  1.10%           B           $101.95         3
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  1.20%           B           $101.58        63
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  1.25%           B           $101.39         9

1290 VT EQUITY INCOME.......................................  0.50%           B           $212.58        27
1290 VT EQUITY INCOME.......................................  0.70%           B           $206.58         2
1290 VT EQUITY INCOME.......................................  0.80%           B           $298.25         1
1290 VT EQUITY INCOME.......................................  0.90%           B           $200.74        21
1290 VT EQUITY INCOME.......................................  0.95%           B           $199.31        12
1290 VT EQUITY INCOME.......................................  1.00%           B           $197.89        --
1290 VT EQUITY INCOME.......................................  1.10%           B           $195.06         7
1290 VT EQUITY INCOME.......................................  1.20%           B           $192.27       127
1290 VT EQUITY INCOME.......................................  1.25%           B           $137.40        24
1290 VT EQUITY INCOME.......................................  1.30%           B           $154.62         3
1290 VT EQUITY INCOME.......................................  1.34%           B           $188.43       286
1290 VT EQUITY INCOME.......................................  1.35%           B           $188.16        --
1290 VT EQUITY INCOME.......................................  1.45%           B           $185.46        --

1290 VT GAMCO MERGERS & ACQUISITIONS........................  0.50%           B           $169.90        --
1290 VT GAMCO MERGERS & ACQUISITIONS........................  0.70%           B           $165.29        --
1290 VT GAMCO MERGERS & ACQUISITIONS........................  0.90%           B           $160.80         6
1290 VT GAMCO MERGERS & ACQUISITIONS........................  0.95%           B           $159.70         7
1290 VT GAMCO MERGERS & ACQUISITIONS........................  1.10%           B           $156.42         3
1290 VT GAMCO MERGERS & ACQUISITIONS........................  1.20%           B           $154.27         5

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                UNITS
                                      CONTRACT                               OUTSTANDING
                                      CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                      -------- -----------------  ---------- -----------
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.25%           B           $123.17         11
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.30%           B           $133.94         --
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.34%           B           $151.25          1
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.34%           B           $151.31         71
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.35%           B           $151.10         --
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.45%           B           $149.02         --

1290 VT GAMCO SMALL COMPANY VALUE....  0.00%           B           $117.65          5
1290 VT GAMCO SMALL COMPANY VALUE....  0.40%           B           $172.22          7
1290 VT GAMCO SMALL COMPANY VALUE....  0.50%           B           $346.34         15
1290 VT GAMCO SMALL COMPANY VALUE....  0.70%           B           $336.56         12
1290 VT GAMCO SMALL COMPANY VALUE....  0.80%           B           $391.78          8
1290 VT GAMCO SMALL COMPANY VALUE....  0.90%           B           $327.05        140
1290 VT GAMCO SMALL COMPANY VALUE....  0.95%           B           $324.72         30
1290 VT GAMCO SMALL COMPANY VALUE....  1.00%           B           $322.40          5
1290 VT GAMCO SMALL COMPANY VALUE....  1.10%           B           $317.80         37
1290 VT GAMCO SMALL COMPANY VALUE....  1.20%           B           $313.25      1,106
1290 VT GAMCO SMALL COMPANY VALUE....  1.25%           B           $198.94        234
1290 VT GAMCO SMALL COMPANY VALUE....  1.30%           B           $234.87          8
1290 VT GAMCO SMALL COMPANY VALUE....  1.34%           B           $307.00      1,386
1290 VT GAMCO SMALL COMPANY VALUE....  1.35%           B           $306.55          2
1290 VT GAMCO SMALL COMPANY VALUE....  1.45%           B           $302.16          1

1290 VT HIGH YIELD BOND..............  0.50%           B           $114.11          2
1290 VT HIGH YIELD BOND..............  0.70%           B           $112.81          1
1290 VT HIGH YIELD BOND..............  0.80%           B           $112.17         --
1290 VT HIGH YIELD BOND..............  0.90%           B           $111.54          2
1290 VT HIGH YIELD BOND..............  0.95%           B           $111.22          2
1290 VT HIGH YIELD BOND..............  1.00%           B           $110.91         --
1290 VT HIGH YIELD BOND..............  1.10%           B           $110.27          2
1290 VT HIGH YIELD BOND..............  1.20%           B           $109.64         76
1290 VT HIGH YIELD BOND..............  1.25%           B           $109.33         15
1290 VT HIGH YIELD BOND..............  1.34%           B           $108.77         33
1290 VT HIGH YIELD BOND..............  1.45%           B           $108.09         --

1290 VT LOW VOLATILITY GLOBAL EQUITY.  1.25%           B           $ 96.35         --

1290 VT MICRO CAP....................  1.25%           B           $ 87.68          2

1290 VT SMALL CAP VALUE..............  0.50%           B           $107.20          8
1290 VT SMALL CAP VALUE..............  0.70%           B           $106.42         --
1290 VT SMALL CAP VALUE..............  0.80%           B           $106.03         --
1290 VT SMALL CAP VALUE..............  0.90%           B           $105.64          1
1290 VT SMALL CAP VALUE..............  1.00%           B           $105.26         --
1290 VT SMALL CAP VALUE..............  1.10%           B           $104.87         --
1290 VT SMALL CAP VALUE..............  1.20%           B           $104.48         16
1290 VT SMALL CAP VALUE..............  1.25%           B           $104.29          3

1290 VT SMARTBETA EQUITY.............  0.50%           B           $114.48          1
1290 VT SMARTBETA EQUITY.............  0.80%           B           $113.23         --
1290 VT SMARTBETA EQUITY.............  0.90%           B           $112.81          2
1290 VT SMARTBETA EQUITY.............  1.00%           B           $112.40         --
1290 VT SMARTBETA EQUITY.............  1.10%           B           $111.99         --
1290 VT SMARTBETA EQUITY.............  1.20%           B           $111.58         18
1290 VT SMARTBETA EQUITY.............  1.25%           B           $111.37          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
1290 VT SOCIALLY RESPONSIBLE...........................  0.00%           B           $127.24         6
1290 VT SOCIALLY RESPONSIBLE...........................  0.40%           B           $192.22         4
1290 VT SOCIALLY RESPONSIBLE...........................  0.50%           B           $164.64         2
1290 VT SOCIALLY RESPONSIBLE...........................  0.70%           B           $179.21         1
1290 VT SOCIALLY RESPONSIBLE...........................  0.80%           B           $348.03        --
1290 VT SOCIALLY RESPONSIBLE...........................  0.90%           B           $172.35         9
1290 VT SOCIALLY RESPONSIBLE...........................  0.95%           B           $218.83         3
1290 VT SOCIALLY RESPONSIBLE...........................  1.00%           B           $169.02        --
1290 VT SOCIALLY RESPONSIBLE...........................  1.10%           B           $165.73         3
1290 VT SOCIALLY RESPONSIBLE...........................  1.20%           B           $162.51        89
1290 VT SOCIALLY RESPONSIBLE...........................  1.25%           B           $162.21         4
1290 VT SOCIALLY RESPONSIBLE...........................  1.30%           B           $178.18        --
1290 VT SOCIALLY RESPONSIBLE...........................  1.34%           B           $158.11       197
1290 VT SOCIALLY RESPONSIBLE...........................  1.45%           B           $200.53        --

ALL ASSET GROWTH-ALT 20................................  0.50%           B           $163.89         2
ALL ASSET GROWTH-ALT 20................................  0.70%           B           $160.84         2
ALL ASSET GROWTH-ALT 20................................  0.80%           B           $159.34         2
ALL ASSET GROWTH-ALT 20................................  0.90%           B           $157.85        18
ALL ASSET GROWTH-ALT 20................................  0.95%           B           $157.12         6
ALL ASSET GROWTH-ALT 20................................  1.00%           B           $156.38         3
ALL ASSET GROWTH-ALT 20................................  1.10%           B           $154.92         7
ALL ASSET GROWTH-ALT 20................................  1.20%           B           $153.46       287
ALL ASSET GROWTH-ALT 20................................  1.25%           B           $152.74        12
ALL ASSET GROWTH-ALT 20................................  1.34%           B           $151.45       157
ALL ASSET GROWTH-ALT 20................................  1.45%           B           $149.89        --

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  0.50%        CLASS 4        $104.33        16
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  0.70%        CLASS 4        $103.15         5
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  0.80%        CLASS 4        $102.57         3
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  0.90%        CLASS 4        $101.99        21
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  0.95%        CLASS 4        $101.70        21
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.00%        CLASS 4        $101.41         1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.10%        CLASS 4        $100.83        15
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.20%        CLASS 4        $100.26       244
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.25%        CLASS 4        $ 99.97        52
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.34%        CLASS 4        $ 99.46        90
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.45%        CLASS 4        $ 98.83        --

AXA 400 MANAGED VOLATILITY.............................  0.40%           B           $172.07         4
AXA 400 MANAGED VOLATILITY.............................  0.50%           B           $183.77        --
AXA 400 MANAGED VOLATILITY.............................  0.70%           B           $203.61        --
AXA 400 MANAGED VOLATILITY.............................  0.80%           B           $179.00        --
AXA 400 MANAGED VOLATILITY.............................  0.90%           B           $177.44         1
AXA 400 MANAGED VOLATILITY.............................  0.90%           B           $200.22         2
AXA 400 MANAGED VOLATILITY.............................  0.95%           B           $199.38         1
AXA 400 MANAGED VOLATILITY.............................  1.10%           B           $174.35         6
AXA 400 MANAGED VOLATILITY.............................  1.20%           B           $172.82        37
AXA 400 MANAGED VOLATILITY.............................  1.20%           B           $195.22        --
AXA 400 MANAGED VOLATILITY.............................  1.25%           B           $194.41         3
AXA 400 MANAGED VOLATILITY.............................  1.34%           B           $192.93        30
AXA 400 MANAGED VOLATILITY.............................  1.45%           B           $144.84        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA 500 MANAGED VOLATILITY.............................  0.50%           B           $205.04          1
AXA 500 MANAGED VOLATILITY.............................  0.70%           B           $201.48         --
AXA 500 MANAGED VOLATILITY.............................  0.70%           B           $225.01         --
AXA 500 MANAGED VOLATILITY.............................  0.80%           B           $199.72         --
AXA 500 MANAGED VOLATILITY.............................  0.90%           B           $197.98          4
AXA 500 MANAGED VOLATILITY.............................  0.90%           B           $221.26          3
AXA 500 MANAGED VOLATILITY.............................  0.95%           B           $220.34          1
AXA 500 MANAGED VOLATILITY.............................  1.00%           B           $196.26         --
AXA 500 MANAGED VOLATILITY.............................  1.10%           B           $194.54          8
AXA 500 MANAGED VOLATILITY.............................  1.20%           B           $192.83         57
AXA 500 MANAGED VOLATILITY.............................  1.20%           B           $215.74          3
AXA 500 MANAGED VOLATILITY.............................  1.25%           B           $214.84          9
AXA 500 MANAGED VOLATILITY.............................  1.34%           B           $213.21         43

AXA 2000 MANAGED VOLATILITY............................  0.50%           B           $171.46          2
AXA 2000 MANAGED VOLATILITY............................  0.70%           B           $168.48         --
AXA 2000 MANAGED VOLATILITY............................  0.70%           B           $198.56         --
AXA 2000 MANAGED VOLATILITY............................  0.80%           B           $167.01         --
AXA 2000 MANAGED VOLATILITY............................  0.90%           B           $165.56          1
AXA 2000 MANAGED VOLATILITY............................  0.90%           B           $195.26          2
AXA 2000 MANAGED VOLATILITY............................  0.95%           B           $194.44          1
AXA 2000 MANAGED VOLATILITY............................  1.10%           B           $162.68          1
AXA 2000 MANAGED VOLATILITY............................  1.20%           B           $161.25         21
AXA 2000 MANAGED VOLATILITY............................  1.20%           B           $190.38          1
AXA 2000 MANAGED VOLATILITY............................  1.25%           B           $189.59          2
AXA 2000 MANAGED VOLATILITY............................  1.34%           B           $188.15         14

AXA AGGRESSIVE ALLOCATION..............................  0.50%           B           $218.14         34
AXA AGGRESSIVE ALLOCATION..............................  0.70%           B           $211.53          9
AXA AGGRESSIVE ALLOCATION..............................  0.80%           B           $254.96          5
AXA AGGRESSIVE ALLOCATION..............................  0.90%           B           $205.14        325
AXA AGGRESSIVE ALLOCATION..............................  0.95%           B           $203.56         67
AXA AGGRESSIVE ALLOCATION..............................  1.00%           B           $202.01          3
AXA AGGRESSIVE ALLOCATION..............................  1.10%           B           $198.92         88
AXA AGGRESSIVE ALLOCATION..............................  1.20%           B           $195.86      1,094
AXA AGGRESSIVE ALLOCATION..............................  1.25%           B           $120.24         40
AXA AGGRESSIVE ALLOCATION..............................  1.30%           B           $135.08         12
AXA AGGRESSIVE ALLOCATION..............................  1.34%           B           $191.68      1,648
AXA AGGRESSIVE ALLOCATION..............................  1.35%           B           $191.38          1
AXA AGGRESSIVE ALLOCATION..............................  1.45%           B           $188.44          1

AXA BALANCED STRATEGY..................................  1.25%           A           $141.19          1
AXA BALANCED STRATEGY..................................  0.50%           B           $132.50         25
AXA BALANCED STRATEGY..................................  0.70%           B           $130.74          1
AXA BALANCED STRATEGY..................................  0.80%           B           $129.86         --
AXA BALANCED STRATEGY..................................  0.90%           B           $129.00          8
AXA BALANCED STRATEGY..................................  0.95%           B           $128.57          1
AXA BALANCED STRATEGY..................................  1.00%           B           $128.14          1
AXA BALANCED STRATEGY..................................  1.10%           B           $127.28          7
AXA BALANCED STRATEGY..................................  1.20%           B           $126.43         90
AXA BALANCED STRATEGY..................................  1.25%           B           $126.00         45
AXA BALANCED STRATEGY..................................  1.25%           B           $151.22         86
AXA BALANCED STRATEGY..................................  1.30%           B           $150.50        501

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA BALANCED STRATEGY..................................  1.34%           B           $125.24        69
AXA BALANCED STRATEGY..................................  1.45%           B           $124.32         1

AXA CONSERVATIVE ALLOCATION............................  0.50%           B           $147.27         9
AXA CONSERVATIVE ALLOCATION............................  0.70%           B           $142.81         3
AXA CONSERVATIVE ALLOCATION............................  0.80%           B           $138.00         1
AXA CONSERVATIVE ALLOCATION............................  0.90%           B           $138.49        52
AXA CONSERVATIVE ALLOCATION............................  0.95%           B           $137.43        38
AXA CONSERVATIVE ALLOCATION............................  1.00%           B           $136.38        --
AXA CONSERVATIVE ALLOCATION............................  1.10%           B           $134.29        28
AXA CONSERVATIVE ALLOCATION............................  1.20%           B           $132.23       222
AXA CONSERVATIVE ALLOCATION............................  1.25%           B           $113.59       147
AXA CONSERVATIVE ALLOCATION............................  1.30%           B           $116.63        12
AXA CONSERVATIVE ALLOCATION............................  1.34%           B           $129.41       245
AXA CONSERVATIVE ALLOCATION............................  1.45%           B           $127.22        --

AXA CONSERVATIVE GROWTH STRATEGY.......................  0.50%           B           $125.40         7
AXA CONSERVATIVE GROWTH STRATEGY.......................  0.70%           B           $123.73        --
AXA CONSERVATIVE GROWTH STRATEGY.......................  0.80%           B           $122.91        --
AXA CONSERVATIVE GROWTH STRATEGY.......................  0.90%           B           $122.09         2
AXA CONSERVATIVE GROWTH STRATEGY.......................  0.95%           B           $121.68         4
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.00%           B           $121.28        --
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.10%           B           $120.46         6
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.20%           B           $119.65        50
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.25%           B           $119.25        72
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.25%           B           $140.97        19
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.30%           B           $140.30        44
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.34%           B           $118.53        36

AXA CONSERVATIVE STRATEGY..............................  0.50%           B           $111.74        12
AXA CONSERVATIVE STRATEGY..............................  0.70%           B           $110.25        --
AXA CONSERVATIVE STRATEGY..............................  0.80%           B           $109.52        --
AXA CONSERVATIVE STRATEGY..............................  0.90%           B           $108.79         2
AXA CONSERVATIVE STRATEGY..............................  0.95%           B           $108.43         1
AXA CONSERVATIVE STRATEGY..............................  1.10%           B           $107.34         2
AXA CONSERVATIVE STRATEGY..............................  1.20%           B           $106.62        18
AXA CONSERVATIVE STRATEGY..............................  1.25%           B           $106.26         8
AXA CONSERVATIVE STRATEGY..............................  1.25%           B           $120.17         6
AXA CONSERVATIVE STRATEGY..............................  1.30%           B           $119.60        20
AXA CONSERVATIVE STRATEGY..............................  1.34%           B           $105.62        11

AXA CONSERVATIVE-PLUS ALLOCATION.......................  0.50%           B           $164.35        23
AXA CONSERVATIVE-PLUS ALLOCATION.......................  0.70%           B           $159.37         6
AXA CONSERVATIVE-PLUS ALLOCATION.......................  0.80%           B           $165.48         2
AXA CONSERVATIVE-PLUS ALLOCATION.......................  0.90%           B           $154.55       127
AXA CONSERVATIVE-PLUS ALLOCATION.......................  0.95%           B           $153.37        27
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.00%           B           $152.20         1
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.10%           B           $149.87        42
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.20%           B           $147.57       523
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.25%           B           $116.84       137
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.30%           B           $122.86        12
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.34%           B           $144.41       502
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.35%           B           $144.19        --
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.45%           B           $141.98        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.50%           B           $330.79         1
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.70%           B           $244.46        --
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.70%           B           $399.54         5
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.80%           B           $245.62        --
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.90%           B           $383.39        39
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.90%           B           $454.75         5
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.95%           B           $334.59        29
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.00%           B           $375.57        --
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.10%           B           $367.87         9
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.20%           B           $340.25       136
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.20%           B           $360.30        34
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.25%           B           $102.54        39
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.30%           B           $140.04         3
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.34%           B           $232.06       990
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.34%           B           $375.33        18
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.35%           B           $349.27         2
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.45%           B           $323.07         1

AXA GROWTH STRATEGY....................................  1.10%           A           $162.72         6
AXA GROWTH STRATEGY....................................  1.25%           A           $160.44         2

AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.40%           B           $ 93.00         1
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.50%           B           $123.39         1
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.70%           B           $133.97         3
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.80%           B           $181.33        --
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.90%           B           $128.85        58
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.95%           B           $156.76        31
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.00%           B           $126.36        --
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.10%           B           $123.91        12
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.20%           B           $121.50       314
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.25%           B           $ 79.44        20
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.30%           B           $ 91.84         3
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.34%           B           $118.21       767
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.45%           B           $143.78        --

AXA INTERNATIONAL MANAGED VOLATILITY...................  0.50%           B           $115.56        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  0.70%           B           $121.38        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  0.80%           B           $112.56        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  0.90%           B           $111.58        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  0.90%           B           $119.36         6
AXA INTERNATIONAL MANAGED VOLATILITY...................  0.95%           B           $118.86         1
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.00%           B           $110.61        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.10%           B           $109.64         1
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.20%           B           $108.68        56
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.20%           B           $116.38        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.25%           B           $115.90         3
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.34%           B           $115.02        34

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.40%           B           $118.95        36
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.50%           B           $119.10         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.70%           B           $142.39         4
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.80%           B           $177.20        --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.90%           B           $136.94        48
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.95%           B           $135.61        39

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.00%           B           $134.29         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.10%           B           $131.69          8
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.20%           B           $129.12        101
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.25%           B           $ 74.01         18
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.30%           B           $ 85.27          3
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.34%           B           $125.63        954
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.35%           B           $125.38          2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.45%           B           $134.61         --

AXA LARGE CAP CORE MANAGED VOLATILITY..................  0.50%           B           $185.87          1
AXA LARGE CAP CORE MANAGED VOLATILITY..................  0.70%           B           $189.94         --
AXA LARGE CAP CORE MANAGED VOLATILITY..................  0.80%           B           $321.03         --
AXA LARGE CAP CORE MANAGED VOLATILITY..................  0.90%           B           $182.67          6
AXA LARGE CAP CORE MANAGED VOLATILITY..................  0.95%           B           $180.90          8
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.00%           B           $179.15         --
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.10%           B           $175.67          2
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.20%           B           $172.25         33
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.25%           B           $153.62          6
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.30%           B           $167.54         --
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.34%           B           $167.59        122
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.35%           B           $167.26         --
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.45%           B           $164.01         --

AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.50%           B           $142.10          7
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.70%           B           $245.25          8
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.80%           B           $361.87         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.90%           B           $210.72         21
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.90%           B           $235.34         63
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.95%           B           $197.81         93
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.00%           B           $230.54          1
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.10%           B           $225.81         16
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.20%           B           $212.39        243
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.20%           B           $221.17         34
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.25%           B           $194.08         13
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.30%           B           $222.77          5
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.34%           B           $321.14      1,752
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.35%           B           $214.40          3
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.45%           B           $201.67          4

AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.70%           A           $189.54          7
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.90%           A           $182.29         49
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.20%           A           $171.89         28
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.34%           A           $167.24      3,755
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.35%           A           $166.91          8
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.45%           A           $175.06          4
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.40%           B           $169.93         22
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.50%           B           $209.65          4
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.80%           B           $295.70         --
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.90%           B           $179.93         26
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.95%           B           $188.97        111
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.00%           B           $178.76         --
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.10%           B           $173.03          7
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.10%           B           $175.30         --
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.20%           B           $169.66        273

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.20%           B           $171.89          2
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.25%           B           $110.44         19
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.30%           B           $121.43          7

AXA MID CAP VALUE MANAGED VOLATILITY...................  0.50%           B           $299.72          2
AXA MID CAP VALUE MANAGED VOLATILITY...................  0.70%           B           $234.39          4
AXA MID CAP VALUE MANAGED VOLATILITY...................  0.80%           B           $337.73         --
AXA MID CAP VALUE MANAGED VOLATILITY...................  0.90%           B           $224.92         27
AXA MID CAP VALUE MANAGED VOLATILITY...................  0.90%           B           $278.34         10
AXA MID CAP VALUE MANAGED VOLATILITY...................  0.95%           B           $281.39         46
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.00%           B           $220.33         --
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.10%           B           $215.81          7
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.20%           B           $210.72        159
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.20%           B           $211.37         25
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.25%           B           $134.56         21
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.30%           B           $153.84          4
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.34%           B           $259.06      1,341
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.35%           B           $204.90          2
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.45%           B           $200.08          1

AXA MODERATE ALLOCATION................................  0.70%           A           $220.17         23
AXA MODERATE ALLOCATION+...............................  0.70%           A           $220.59          1
AXA MODERATE ALLOCATION................................  0.90%           A           $258.46        260
AXA MODERATE ALLOCATION+...............................  0.90%           A           $261.58         21
AXA MODERATE ALLOCATION................................  1.20%           A           $223.14         35
AXA MODERATE ALLOCATION+...............................  1.34%           A           $ 82.34      9,111
AXA MODERATE ALLOCATION................................  1.35%           A           $259.03        691
AXA MODERATE ALLOCATION................................  1.35%           A           $260.67         11
AXA MODERATE ALLOCATION................................  1.45%           A           $164.87          3
AXA MODERATE ALLOCATION................................  0.40%           B           $128.68         24
AXA MODERATE ALLOCATION................................  0.50%           B           $160.10         86
AXA MODERATE ALLOCATION................................  0.70%           B           $169.14         --
AXA MODERATE ALLOCATION................................  0.80%           B           $179.05         10
AXA MODERATE ALLOCATION+...............................  0.90%           B           $164.63          8
AXA MODERATE ALLOCATION................................  0.90%           B           $181.03         72
AXA MODERATE ALLOCATION................................  0.95%           B           $161.10        108
AXA MODERATE ALLOCATION................................  1.00%           B           $177.21          3
AXA MODERATE ALLOCATION................................  1.10%           B           $156.44        189
AXA MODERATE ALLOCATION................................  1.20%           B           $167.87      2,152
AXA MODERATE ALLOCATION................................  1.25%           B           $114.89        308
AXA MODERATE ALLOCATION................................  1.30%           B           $124.30         73

AXA MODERATE GROWTH STRATEGY...........................  0.50%           B           $140.11         43
AXA MODERATE GROWTH STRATEGY...........................  0.70%           B           $138.24          1
AXA MODERATE GROWTH STRATEGY...........................  0.80%           B           $137.32         --
AXA MODERATE GROWTH STRATEGY...........................  0.90%           B           $136.41         17
AXA MODERATE GROWTH STRATEGY...........................  0.95%           B           $135.95          4
AXA MODERATE GROWTH STRATEGY...........................  1.00%           B           $135.50          1
AXA MODERATE GROWTH STRATEGY...........................  1.10%           B           $134.59         16
AXA MODERATE GROWTH STRATEGY...........................  1.20%           B           $133.69        280
AXA MODERATE GROWTH STRATEGY...........................  1.25%           B           $133.24         61
AXA MODERATE GROWTH STRATEGY...........................  1.34%           B           $132.43        116
AXA MODERATE GROWTH STRATEGY...........................  1.45%           B           $131.46         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA MODERATE-PLUS ALLOCATION...........................  0.50%           B           $201.87         26
AXA MODERATE-PLUS ALLOCATION...........................  0.70%           B           $195.76         23
AXA MODERATE-PLUS ALLOCATION...........................  0.80%           B           $214.21          9
AXA MODERATE-PLUS ALLOCATION...........................  0.90%           B           $189.84        431
AXA MODERATE-PLUS ALLOCATION...........................  0.95%           B           $188.39        165
AXA MODERATE-PLUS ALLOCATION...........................  1.00%           B           $186.95          3
AXA MODERATE-PLUS ALLOCATION...........................  1.10%           B           $184.08        170
AXA MODERATE-PLUS ALLOCATION...........................  1.20%           B           $181.26      1,843
AXA MODERATE-PLUS ALLOCATION...........................  1.25%           B           $119.33        145
AXA MODERATE-PLUS ALLOCATION...........................  1.30%           B           $130.87         69
AXA MODERATE-PLUS ALLOCATION...........................  1.34%           B           $177.39      3,194
AXA MODERATE-PLUS ALLOCATION...........................  1.35%           B           $177.11          4
AXA MODERATE-PLUS ALLOCATION...........................  1.45%           B           $174.39          1

AXA/AB DYNAMIC MODERATE GROWTH.........................  0.50%           B           $134.41         --
AXA/AB DYNAMIC MODERATE GROWTH.........................  0.70%           B           $132.62         --
AXA/AB DYNAMIC MODERATE GROWTH.........................  0.80%           B           $131.73          2
AXA/AB DYNAMIC MODERATE GROWTH.........................  0.90%           B           $130.86          3
AXA/AB DYNAMIC MODERATE GROWTH.........................  0.95%           B           $130.42          2
AXA/AB DYNAMIC MODERATE GROWTH.........................  1.00%           B           $129.98          2
AXA/AB DYNAMIC MODERATE GROWTH.........................  1.10%           B           $129.11          9
AXA/AB DYNAMIC MODERATE GROWTH.........................  1.20%           B           $128.25         71
AXA/AB DYNAMIC MODERATE GROWTH.........................  1.25%           B           $127.82         16
AXA/AB DYNAMIC MODERATE GROWTH.........................  1.34%           B           $127.05         25

AXA/AB SMALL CAP GROWTH................................  0.70%           A           $339.42          3
AXA/AB SMALL CAP GROWTH................................  0.90%           A           $418.36         16
AXA/AB SMALL CAP GROWTH................................  1.20%           A           $391.74          8
AXA/AB SMALL CAP GROWTH................................  1.34%           A           $379.89        675
AXA/AB SMALL CAP GROWTH................................  1.35%           A           $379.05          3
AXA/AB SMALL CAP GROWTH................................  1.45%           A           $272.38          1
AXA/AB SMALL CAP GROWTH................................  0.50%           B           $224.46         21
AXA/AB SMALL CAP GROWTH................................  0.70%           B           $364.61         --
AXA/AB SMALL CAP GROWTH................................  0.80%           B           $399.30          1
AXA/AB SMALL CAP GROWTH................................  0.90%           B           $295.87          4
AXA/AB SMALL CAP GROWTH................................  0.95%           B           $347.26         30
AXA/AB SMALL CAP GROWTH................................  1.00%           B           $375.25         --
AXA/AB SMALL CAP GROWTH................................  1.10%           B           $337.23          5
AXA/AB SMALL CAP GROWTH................................  1.20%           B           $277.41        161
AXA/AB SMALL CAP GROWTH................................  1.25%           B           $175.59         42
AXA/AB SMALL CAP GROWTH................................  1.30%           B           $210.32          3

AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  0.70%           B           $235.14          5
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  0.90%           B           $226.14         26
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  0.95%           B           $223.95         24
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.10%           B           $217.47         15
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.20%           B           $213.24         51
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.25%           B           $215.59         39
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.30%           B           $246.16          2
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.34%           B           $207.47        499
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.35%           B           $207.06          1
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.45%           B           $203.03         --

AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.40%           B           $136.78         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.50%           B           $152.04         9
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.70%           B           $148.32         1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.80%           B           $226.10         1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.90%           B           $144.68        17
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.95%           B           $143.79        23
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.00%           B           $142.90        --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.10%           B           $141.13        15
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.20%           B           $139.38       113
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.25%           B           $127.54        54
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.30%           B           $135.72         7
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.34%           B           $136.97       358
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.45%           B           $135.10         1

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  0.50%           B           $166.02         5
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  0.70%           B           $161.95        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  0.80%           B           $331.31        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  0.90%           B           $157.98         2
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  0.95%           B           $157.01         3
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.00%           B           $156.04        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.10%           B           $154.10         1
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.20%           B           $152.19        19
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.25%           B           $126.62         4
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.30%           B           $143.61         1
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.34%           B           $149.56        79

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  0.50%           B           $129.09        10
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  0.70%           B           $126.10        --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  0.80%           B           $240.27         1
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  0.90%           B           $123.18        15
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  0.95%           B           $122.46        17
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.00%           B           $235.53        --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.10%           B           $135.28        14
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.20%           B           $118.91       133
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.25%           B           $117.18        30
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.30%           B           $117.83        11
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.34%           B           $116.97       324

AXA/JANUS ENTERPRISE...................................  0.40%           B           $156.91         4
AXA/JANUS ENTERPRISE...................................  0.50%           B           $267.67         3
AXA/JANUS ENTERPRISE...................................  0.70%           B           $260.40         4
AXA/JANUS ENTERPRISE...................................  0.80%           B           $323.65         2
AXA/JANUS ENTERPRISE...................................  0.90%           B           $253.33        76
AXA/JANUS ENTERPRISE...................................  0.95%           B           $251.59        14
AXA/JANUS ENTERPRISE...................................  1.00%           B           $249.86         2
AXA/JANUS ENTERPRISE...................................  1.10%           B           $246.43        18
AXA/JANUS ENTERPRISE...................................  1.20%           B           $243.04       443
AXA/JANUS ENTERPRISE...................................  1.25%           B           $158.01       139
AXA/JANUS ENTERPRISE...................................  1.30%           B           $186.67         3
AXA/JANUS ENTERPRISE...................................  1.34%           B           $238.38       571
AXA/JANUS ENTERPRISE...................................  1.35%           B           $238.05         1
AXA/JANUS ENTERPRISE...................................  1.45%           B           $234.77        --

AXA/LOOMIS SAYLES GROWTH...............................  0.40%           B           $208.34         3
AXA/LOOMIS SAYLES GROWTH...............................  0.50%           B           $312.98         3
AXA/LOOMIS SAYLES GROWTH...............................  0.70%           B           $304.14         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA/LOOMIS SAYLES GROWTH...............................  0.80%           B           $356.37        --
AXA/LOOMIS SAYLES GROWTH...............................  0.90%           B           $295.55        16
AXA/LOOMIS SAYLES GROWTH...............................  0.95%           B           $293.44         8
AXA/LOOMIS SAYLES GROWTH...............................  1.00%           B           $291.35        --
AXA/LOOMIS SAYLES GROWTH...............................  1.10%           B           $287.18         6
AXA/LOOMIS SAYLES GROWTH...............................  1.20%           B           $283.07        26
AXA/LOOMIS SAYLES GROWTH...............................  1.25%           B           $222.96        65
AXA/LOOMIS SAYLES GROWTH...............................  1.30%           B           $245.26         1
AXA/LOOMIS SAYLES GROWTH...............................  1.34%           B           $277.43       184
AXA/LOOMIS SAYLES GROWTH...............................  1.35%           B           $277.02        --
AXA/LOOMIS SAYLES GROWTH...............................  1.45%           B           $273.06        --

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  0.50%           B           $132.07         2
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  0.70%           B           $128.83         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  0.80%           B           $236.00         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  0.90%           B           $125.67        13
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  0.95%           B           $124.89         6
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.00%           B           $124.12        --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.10%           B           $122.59         5
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.20%           B           $121.06       127
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.25%           B           $103.82        11
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.30%           B           $115.98         7
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.34%           B           $118.97       181
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.45%           B           $117.35        --

CHARTER/SM/ MODERATE...................................  0.50%           B           $100.07        --
CHARTER/SM/ MODERATE...................................  0.80%           B           $ 99.57        --
CHARTER/SM/ MODERATE...................................  0.90%           B           $ 99.40        --
CHARTER/SM/ MODERATE...................................  1.10%           B           $ 99.07        --
CHARTER/SM/ MODERATE...................................  1.20%           B           $ 98.90        --
CHARTER/SM/ MODERATE...................................  1.25%           B           $ 98.82         2

CHARTER/SM/ MULTI-SECTOR BOND..........................  0.70%           A           $120.45         2
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.90%           A           $154.48        20
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.20%           A           $126.37         3
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.34%           A           $165.43       292
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.35%           A           $176.18         3
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.45%           A           $ 95.93        --
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.50%           B           $136.65         4
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.70%           B           $125.97        --
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.80%           B           $129.02        --
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.90%           B           $104.46         4
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.95%           B           $119.98        44
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.00%           B           $139.73        --
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.10%           B           $116.52        14
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.20%           B           $ 97.82       147
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.25%           B           $ 90.93        24
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.30%           B           $ 94.53         3

CHARTER/SM/ SMALL CAP GROWTH...........................  0.50%           B           $214.31         1
CHARTER/SM/ SMALL CAP GROWTH...........................  0.70%           B           $208.25         1
CHARTER/SM/ SMALL CAP GROWTH...........................  0.80%           B           $313.24        --
CHARTER/SM/ SMALL CAP GROWTH...........................  0.90%           B           $202.37         4
CHARTER/SM/ SMALL CAP GROWTH...........................  0.95%           B           $200.92         8

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
CHARTER/SM/ SMALL CAP GROWTH...........................  1.00%           B           $199.49         --
CHARTER/SM/ SMALL CAP GROWTH...........................  1.10%           B           $196.64          2
CHARTER/SM/ SMALL CAP GROWTH...........................  1.20%           B           $193.82         14
CHARTER/SM/ SMALL CAP GROWTH...........................  1.25%           B           $131.08         11
CHARTER/SM/ SMALL CAP GROWTH...........................  1.30%           B           $149.73         --
CHARTER/SM/ SMALL CAP GROWTH+..........................  1.34%           B           $188.81         10
CHARTER/SM/ SMALL CAP GROWTH...........................  1.34%           B           $189.96        175
CHARTER/SM/ SMALL CAP GROWTH...........................  1.35%           B           $189.68         --
CHARTER/SM/ SMALL CAP GROWTH...........................  1.45%           B           $186.96         --

CHARTER/SM/ SMALL CAP VALUE............................  0.50%           B           $262.38          1
CHARTER/SM/ SMALL CAP VALUE............................  0.70%           B           $268.26          1
CHARTER/SM/ SMALL CAP VALUE............................  0.80%           B           $295.41         --
CHARTER/SM/ SMALL CAP VALUE............................  0.90%           B           $257.99          9
CHARTER/SM/ SMALL CAP VALUE............................  0.95%           B           $201.61         16
CHARTER/SM/ SMALL CAP VALUE............................  1.10%           B           $248.10          1
CHARTER/SM /SMALL CAP VALUE............................  1.20%           B           $243.27         23
CHARTER/SM/ SMALL CAP VALUE............................  1.25%           B           $109.45          2
CHARTER/SM /SMALL CAP VALUE............................  1.30%           B           $119.22         --
CHARTER/SM/ SMALL CAP VALUE+...........................  1.34%           B           $234.82         13
CHARTER/SM/ SMALL CAP VALUE............................  1.34%           B           $236.69        337
CHARTER/SM/ SMALL CAP VALUE............................  1.35%           B           $236.22         --
CHARTER/SM/ SMALL CAP VALUE............................  1.45%           B           $181.61         --

EQ/AMERICAN CENTURY MID CAP VALUE......................  0.00%           B           $117.64          5
EQ/AMERICAN CENTURY MID CAP VALUE......................  0.50%           B           $208.22         22
EQ/AMERICAN CENTURY MID CAP VALUE......................  0.70%           B           $204.60         --
EQ/AMERICAN CENTURY MID CAP VALUE......................  0.80%           B           $202.82          7
EQ/AMERICAN CENTURY MID CAP VALUE......................  0.90%           B           $201.05          6
EQ/AMERICAN CENTURY MID CAP VALUE......................  1.00%           B           $199.30         --
EQ/AMERICAN CENTURY MID CAP VALUE......................  1.10%           B           $197.55          4
EQ/AMERICAN CENTURY MID CAP VALUE......................  1.20%           B           $195.82        368
EQ/AMERICAN CENTURY MID CAP VALUE......................  1.25%           B           $ 89.26          1

EQ/BLACKROCK BASIC VALUE EQUITY........................  0.50%           B           $254.55         15
EQ/BLACKROCK BASIC VALUE EQUITY........................  0.70%           B           $312.13          8
EQ/BLACKROCK BASIC VALUE EQUITY........................  0.80%           B           $290.48          5
EQ/BLACKROCK BASIC VALUE EQUITY........................  0.90%           B           $292.62         16
EQ/BLACKROCK BASIC VALUE EQUITY........................  0.90%           B           $299.51         84
EQ/BLACKROCK BASIC VALUE EQUITY........................  0.95%           B           $247.67         49
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.00%           B           $293.40          2
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.10%           B           $287.38         23
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.20%           B           $279.35        738
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.20%           B           $281.48         81
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.25%           B           $135.73        208
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.30%           B           $153.47          6
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.34%           B           $354.08      1,072
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.35%           B           $272.86          2
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.45%           B           $265.24          1

EQ/CAPITAL GUARDIAN RESEARCH...........................  0.70%           B           $277.86          2
EQ/CAPITAL GUARDIAN RESEARCH...........................  0.90%           B           $267.23         12
EQ/CAPITAL GUARDIAN RESEARCH...........................  0.95%           B           $264.63         26
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.10%           B           $256.98          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.20%           B           $251.98        103
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.25%           B           $176.19        175
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.30%           B           $191.83          1
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.34%           B           $245.16        532
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.35%           B           $244.68          1
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.45%           B           $239.92          1

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  0.50%           B           $156.43         --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  0.70%           B           $152.60         --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  0.80%           B           $265.92         --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  0.90%           B           $148.86          7
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  0.95%           B           $147.94          5
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.00%           B           $147.02         --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.10%           B           $145.20          1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.20%           B           $143.40         19
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.25%           B           $122.30          2
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.30%           B           $137.27          7
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.34%           B           $140.92        119
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.45%           B           $139.00         --

EQ/COMMON STOCK INDEX..................................  0.70%           A           $280.31         21
EQ/COMMON STOCK INDEX+.................................  0.74%           A           $916.78         27
EQ/COMMON STOCK INDEX+.................................  0.74%           A           $993.06         13
EQ/COMMON STOCK INDEX..................................  0.90%           A           $389.35         40
EQ/COMMON STOCK INDEX..................................  1.20%           A           $311.53         17
EQ/COMMON STOCK INDEX..................................  1.35%           A           $472.28        682
EQ/COMMON STOCK INDEX..................................  1.35%           A           $493.46          9
EQ/COMMON STOCK INDEX+.................................  1.40%           A           $626.04      2,423
EQ/COMMON STOCK INDEX..................................  1.45%           A           $188.26         11
EQ/COMMON STOCK INDEX..................................  0.40%           B           $187.19         11
EQ/COMMON STOCK INDEX..................................  0.50%           B           $181.66          4
EQ/COMMON STOCK INDEX..................................  0.80%           B           $357.70          1
EQ/COMMON STOCK INDEX..................................  0.90%           B           $186.08         10
EQ/COMMON STOCK INDEX..................................  0.90%           B           $208.25         38
EQ/COMMON STOCK INDEX..................................  0.95%           B           $175.95        117
EQ/COMMON STOCK INDEX..................................  1.00%           B           $301.57         --
EQ/COMMON STOCK INDEX..................................  1.10%           B           $170.86         17
EQ/COMMON STOCK INDEX..................................  1.20%           B           $191.72        556
EQ/COMMON STOCK INDEX..................................  1.25%           B           $151.15        169
EQ/COMMON STOCK INDEX..................................  1.30%           B           $168.20         10

EQ/CORE BOND INDEX.....................................  0.40%           B           $102.98          9
EQ/CORE BOND INDEX.....................................  0.50%           B           $131.31          7
EQ/CORE BOND INDEX.....................................  0.70%           B           $126.87          6
EQ/CORE BOND INDEX.....................................  0.80%           B           $116.49          2
EQ/CORE BOND INDEX.....................................  0.90%           B           $122.58         45
EQ/CORE BOND INDEX.....................................  0.95%           B           $121.53         64
EQ/CORE BOND INDEX.....................................  1.00%           B           $120.49         --
EQ/CORE BOND INDEX.....................................  1.10%           B           $118.43         16
EQ/CORE BOND INDEX.....................................  1.20%           B           $116.39        280
EQ/CORE BOND INDEX.....................................  1.25%           B           $ 99.31         42
EQ/CORE BOND INDEX.....................................  1.30%           B           $ 99.16          3
EQ/CORE BOND INDEX.....................................  1.34%           B           $113.61        510
EQ/CORE BOND INDEX.....................................  1.35%           B           $113.41         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/CORE BOND INDEX.....................................  1.45%           B           $111.47         --

EQ/EMERGING MARKETS EQUITY PLUS........................  0.50%           B           $ 91.45          2
EQ/EMERGING MARKETS EQUITY PLUS........................  0.70%           B           $ 90.42          3
EQ/EMERGING MARKETS EQUITY PLUS........................  0.80%           B           $ 89.91          1
EQ/EMERGING MARKETS EQUITY PLUS........................  0.90%           B           $ 89.40          3
EQ/EMERGING MARKETS EQUITY PLUS........................  0.95%           B           $ 89.14          1
EQ/EMERGING MARKETS EQUITY PLUS........................  1.00%           B           $ 88.89         --
EQ/EMERGING MARKETS EQUITY PLUS........................  1.10%           B           $ 88.38          2
EQ/EMERGING MARKETS EQUITY PLUS........................  1.20%           B           $ 87.88         67
EQ/EMERGING MARKETS EQUITY PLUS........................  1.25%           B           $ 87.63         14
EQ/EMERGING MARKETS EQUITY PLUS........................  1.34%           B           $ 87.18         63
EQ/EMERGING MARKETS EQUITY PLUS........................  1.45%           B           $ 86.63         --

EQ/EQUITY 500 INDEX....................................  0.70%           A           $313.42         20
EQ/EQUITY 500 INDEX....................................  0.90%           A           $435.86        105
EQ/EQUITY 500 INDEX....................................  1.20%           A           $349.47         39
EQ/EQUITY 500 INDEX....................................  1.34%           A           $567.91      1,750
EQ/EQUITY 500 INDEX....................................  1.35%           A           $566.48          7
EQ/EQUITY 500 INDEX....................................  1.45%           A           $212.30          5
EQ/EQUITY 500 INDEX....................................  0.40%           B           $189.42         42
EQ/EQUITY 500 INDEX....................................  0.50%           B           $206.59         24
EQ/EQUITY 500 INDEX....................................  0.70%           B           $205.50         --
EQ/EQUITY 500 INDEX....................................  0.80%           B           $356.52          4
EQ/EQUITY 500 INDEX....................................  0.90%           B           $233.85         50
EQ/EQUITY 500 INDEX....................................  0.95%           B           $195.73         86
EQ/EQUITY 500 INDEX....................................  1.00%           B           $295.31          4
EQ/EQUITY 500 INDEX....................................  1.10%           B           $190.07         62
EQ/EQUITY 500 INDEX....................................  1.20%           B           $216.15      1,846
EQ/EQUITY 500 INDEX....................................  1.25%           B           $167.40        322
EQ/EQUITY 500 INDEX....................................  1.30%           B           $187.26         13

EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.50%           B           $202.87         11
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.70%           B           $199.35         --
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.70%           B           $221.06          4
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.80%           B           $197.61          8
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.90%           B           $195.89         30
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.90%           B           $217.39         61
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.95%           B           $216.48         12
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.00%           B           $194.18          7
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.10%           B           $192.48         25
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.20%           B           $190.79      1,011
EQ/FIDELITY INSTITUTIONAL AM/SM /LARGE CAP.............  1.20%           B           $211.96         37
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.25%           B           $211.08        188
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.34%           B           $209.48        576
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.45%           B           $165.48         --

EQ/FRANKLIN RISING DIVIDENDS...........................  1.20%           B           $ 92.54          3
EQ/FRANKLIN RISING DIVIDENDS...........................  1.25%           B           $ 92.53         12

EQ/GLOBAL BOND PLUS....................................  0.50%           B           $126.82          3
EQ/GLOBAL BOND PLUS....................................  0.70%           B           $123.48          2
EQ/GLOBAL BOND PLUS....................................  0.80%           B           $113.90         --
EQ/GLOBAL BOND PLUS....................................  0.90%           B           $120.23         28
EQ/GLOBAL BOND PLUS....................................  0.95%           B           $119.43         27

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/GLOBAL BOND PLUS....................................  1.00%           B           $118.64         --
EQ/GLOBAL BOND PLUS....................................  1.10%           B           $117.06         20
EQ/GLOBAL BOND PLUS....................................  1.20%           B           $115.50         88
EQ/GLOBAL BOND PLUS....................................  1.25%           B           $115.42         36
EQ/GLOBAL BOND PLUS....................................  1.30%           B           $116.72          2
EQ/GLOBAL BOND PLUS....................................  1.34%           B           $113.36        224
EQ/GLOBAL BOND PLUS....................................  1.35%           B           $113.20         --
EQ/GLOBAL BOND PLUS....................................  1.45%           B           $111.69         --

EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.50%           B           $174.69          5
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.70%           B           $148.09          1
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.70%           B           $171.65         --
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.80%           B           $170.16          1
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.90%           B           $145.83         13
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.90%           B           $168.67          3
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.95%           B           $145.27          5
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.00%           B           $167.20          1
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.10%           B           $165.74          4
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.20%           B           $142.49          3
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.20%           B           $164.28        113
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.25%           B           $141.94         52
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.34%           B           $140.96        133
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.45%           B           $139.76         --

EQ/INTERMEDIATE GOVERNMENT BOND........................  0.70%           A           $163.97          2
EQ/INTERMEDIATE GOVERNMENT BOND+.......................  0.74%           A           $ 95.09          8
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.90%           A           $172.87          5
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.20%           A           $153.92          1
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.34%           A           $168.87        213
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.35%           A           $162.56          2
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.45%           A           $134.90         --
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.00%           B           $100.80          3
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.50%           B           $147.40          1
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.80%           B           $104.58         --
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.90%           B           $146.03          2
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.95%           B           $141.90         23
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.00%           B           $114.21         --
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.10%           B           $137.80          9
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.20%           B           $137.36         23
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.25%           B           $104.72         30
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.30%           B           $104.86          1

EQ/INTERNATIONAL EQUITY INDEX..........................  0.70%           A           $138.54          6
EQ/INTERNATIONAL EQUITY INDEX..........................  0.90%           A           $145.78         74
EQ/INTERNATIONAL EQUITY INDEX..........................  1.20%           A           $124.72         12
EQ/INTERNATIONAL EQUITY INDEX..........................  1.34%           A           $136.85      2,006
EQ/INTERNATIONAL EQUITY INDEX..........................  1.35%           A           $136.52          9
EQ/INTERNATIONAL EQUITY INDEX..........................  1.45%           A           $105.73          2
EQ/INTERNATIONAL EQUITY INDEX..........................  0.40%           B           $126.79          8
EQ/INTERNATIONAL EQUITY INDEX..........................  0.50%           B           $117.45          7
EQ/INTERNATIONAL EQUITY INDEX..........................  0.80%           B           $192.36         --
EQ/INTERNATIONAL EQUITY INDEX..........................  0.90%           B           $118.46         21
EQ/INTERNATIONAL EQUITY INDEX..........................  0.95%           B           $113.20         71

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/INTERNATIONAL EQUITY INDEX..........................  1.00%           B           $171.52        --
EQ/INTERNATIONAL EQUITY INDEX..........................  1.10%           B           $109.93        17
EQ/INTERNATIONAL EQUITY INDEX..........................  1.20%           B           $107.53       102
EQ/INTERNATIONAL EQUITY INDEX..........................  1.25%           B           $ 66.75        58
EQ/INTERNATIONAL EQUITY INDEX..........................  1.30%           B           $ 80.46         7

EQ/INVESCO COMSTOCK....................................  0.50%           B           $201.23         4
EQ/INVESCO COMSTOCK....................................  0.70%           B           $195.77         1
EQ/INVESCO COMSTOCK....................................  0.80%           B           $326.43         1
EQ/INVESCO COMSTOCK....................................  0.90%           B           $190.45        26
EQ/INVESCO COMSTOCK....................................  0.95%           B           $189.14        17
EQ/INVESCO COMSTOCK....................................  1.00%           B           $187.84        --
EQ/INVESCO COMSTOCK....................................  1.10%           B           $185.27        15
EQ/INVESCO COMSTOCK....................................  1.20%           B           $182.71       146
EQ/INVESCO COMSTOCK....................................  1.25%           B           $142.81        27
EQ/INVESCO COMSTOCK....................................  1.30%           B           $155.66         1
EQ/INVESCO COMSTOCK....................................  1.34%           B           $179.21       357
EQ/INVESCO COMSTOCK....................................  1.35%           B           $178.96        --
EQ/INVESCO COMSTOCK....................................  1.45%           B           $176.50        --

EQ/INVESCO GLOBAL REAL ESTATE..........................  0.50%           B           $157.65        28
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.70%           B           $152.75         2
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.70%           B           $154.92        --
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.80%           B           $153.57         4
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.90%           B           $150.21        34
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.90%           B           $152.23         6
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.95%           B           $149.58         8
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.00%           B           $150.90         1
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.10%           B           $149.58         9
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.20%           B           $146.47         8
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.20%           B           $148.27       235
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.25%           B           $145.85        31
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.34%           B           $144.75       212
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.45%           B           $125.19        --

EQ/INVESCO INTERNATIONAL GROWTH........................  0.50%           B           $136.05        15
EQ/INVESCO INTERNATIONAL GROWTH........................  0.70%           B           $114.82         3
EQ/INVESCO INTERNATIONAL GROWTH........................  0.80%           B           $132.52         5
EQ/INVESCO INTERNATIONAL GROWTH........................  0.90%           B           $113.06        21
EQ/INVESCO INTERNATIONAL GROWTH........................  0.90%           B           $131.36         7
EQ/INVESCO INTERNATIONAL GROWTH........................  0.95%           B           $112.63         6
EQ/INVESCO INTERNATIONAL GROWTH........................  1.00%           B           $130.22         1
EQ/INVESCO INTERNATIONAL GROWTH........................  1.10%           B           $129.08         5
EQ/INVESCO INTERNATIONAL GROWTH........................  1.20%           B           $110.47         6
EQ/INVESCO INTERNATIONAL GROWTH........................  1.20%           B           $127.95       326
EQ/INVESCO INTERNATIONAL GROWTH........................  1.25%           B           $110.05        18
EQ/INVESCO INTERNATIONAL GROWTH........................  1.34%           B           $109.28       204
EQ/INVESCO INTERNATIONAL GROWTH........................  1.45%           B           $108.36        --

EQ/IVY ENERGY..........................................  0.40%           B           $ 67.40         7
EQ/IVY ENERGY..........................................  0.50%           B           $ 69.52         7
EQ/IVY ENERGY..........................................  0.70%           B           $ 68.31        --
EQ/IVY ENERGY..........................................  0.70%           B           $ 77.25         2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/IVY ENERGY..........................................  0.80%           B           $ 67.72         1
EQ/IVY ENERGY..........................................  0.90%           B           $ 67.13         5
EQ/IVY ENERGY..........................................  0.90%           B           $ 75.96        15
EQ/IVY ENERGY..........................................  0.95%           B           $ 75.64         6
EQ/IVY ENERGY..........................................  1.00%           B           $ 66.54         1
EQ/IVY ENERGY..........................................  1.10%           B           $ 65.96        12
EQ/IVY ENERGY..........................................  1.20%           B           $ 65.38       232
EQ/IVY ENERGY..........................................  1.20%           B           $ 74.06        21
EQ/IVY ENERGY..........................................  1.25%           B           $ 73.75        27
EQ/IVY ENERGY..........................................  1.34%           B           $ 73.19       204
EQ/IVY ENERGY..........................................  1.45%           B           $ 54.70        --

EQ/IVY MID CAP GROWTH..................................  0.50%           B           $175.60         4
EQ/IVY MID CAP GROWTH..................................  0.70%           B           $172.92         8
EQ/IVY MID CAP GROWTH..................................  0.80%           B           $171.59         4
EQ/IVY MID CAP GROWTH..................................  0.90%           B           $170.28        37
EQ/IVY MID CAP GROWTH..................................  0.95%           B           $169.62         7
EQ/IVY MID CAP GROWTH..................................  1.00%           B           $168.97         1
EQ/IVY MID CAP GROWTH..................................  1.10%           B           $167.67         8
EQ/IVY MID CAP GROWTH..................................  1.20%           B           $166.38       369
EQ/IVY MID CAP GROWTH..................................  1.25%           B           $165.74        65
EQ/IVY MID CAP GROWTH..................................  1.34%           B           $164.59       398
EQ/IVY MID CAP GROWTH..................................  1.45%           B           $163.19        --

EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.40%           B           $187.54         2
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.50%           B           $226.40        19
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.70%           B           $221.05         1
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.80%           B           $333.48         4
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.90%           B           $209.79         5
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.90%           B           $212.12        35
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.95%           B           $195.13        13
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.00%           B           $207.79         1
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.10%           B           $203.53         9
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.20%           B           $197.24       171
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.20%           B           $199.34        36
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.25%           B           $141.85        79
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.30%           B           $159.29         1
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.34%           B           $244.33       307
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.35%           B           $193.24         2
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.45%           B           $187.28        --

EQ/LARGE CAP GROWTH INDEX..............................  0.50%           B           $175.78         4
EQ/LARGE CAP GROWTH INDEX..............................  0.70%           B           $187.78         3
EQ/LARGE CAP GROWTH INDEX..............................  0.80%           B           $398.27         2
EQ/LARGE CAP GROWTH INDEX..............................  0.90%           B           $180.59        70
EQ/LARGE CAP GROWTH INDEX..............................  0.95%           B           $178.84        45
EQ/LARGE CAP GROWTH INDEX..............................  1.00%           B           $177.10         1
EQ/LARGE CAP GROWTH INDEX..............................  1.10%           B           $173.67        23
EQ/LARGE CAP GROWTH INDEX..............................  1.20%           B           $170.29       504
EQ/LARGE CAP GROWTH INDEX..............................  1.25%           B           $224.44        35
EQ/LARGE CAP GROWTH INDEX..............................  1.30%           B           $248.96         1
EQ/LARGE CAP GROWTH INDEX..............................  1.34%           B           $165.68       963
EQ/LARGE CAP GROWTH INDEX..............................  1.35%           B           $165.35         4
EQ/LARGE CAP GROWTH INDEX..............................  1.45%           B           $162.14         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------

EQ/LARGE CAP VALUE INDEX...............................  0.50%           B           $117.16          2
EQ/LARGE CAP VALUE INDEX...............................  0.70%           B           $114.08          3
EQ/LARGE CAP VALUE INDEX...............................  0.80%           B           $318.61          1
EQ/LARGE CAP VALUE INDEX...............................  0.90%           B           $111.08         58
EQ/LARGE CAP VALUE INDEX...............................  0.95%           B           $110.34         22
EQ/LARGE CAP VALUE INDEX...............................  1.00%           B           $109.60          1
EQ/LARGE CAP VALUE INDEX...............................  1.10%           B           $108.15         14
EQ/LARGE CAP VALUE INDEX...............................  1.20%           B           $106.70        285
EQ/LARGE CAP VALUE INDEX...............................  1.25%           B           $ 89.36         40
EQ/LARGE CAP VALUE INDEX...............................  1.30%           B           $ 97.81          1
EQ/LARGE CAP VALUE INDEX...............................  1.34%           B           $104.72        385
EQ/LARGE CAP VALUE INDEX...............................  1.35%           B           $104.58         --
EQ/LARGE CAP VALUE INDEX...............................  1.45%           B           $103.18         --

EQ/LAZARD EMERGING MARKETS EQUITY......................  0.50%           B           $103.76         43
EQ/LAZARD EMERGING MARKETS EQUITY......................  0.70%           B           $102.03         10
EQ/LAZARD EMERGING MARKETS EQUITY......................  0.80%           B           $101.18         10
EQ/LAZARD EMERGING MARKETS EQUITY......................  0.90%           B           $100.33         97
EQ/LAZARD EMERGING MARKETS EQUITY......................  0.95%           B           $ 99.91         25
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.00%           B           $ 99.50          6
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.10%           B           $ 98.66         34
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.20%           B           $ 97.83      1,020
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.25%           B           $ 97.42         71
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.34%           B           $ 96.68        811
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.45%           B           $ 85.91         --

EQ/MFS INTERNATIONAL GROWTH............................  0.40%           B           $139.77          8
EQ/MFS INTERNATIONAL GROWTH............................  0.50%           B           $210.28         10
EQ/MFS INTERNATIONAL GROWTH............................  0.70%           B           $204.57          3
EQ/MFS INTERNATIONAL GROWTH............................  0.80%           B           $243.60          3
EQ/MFS INTERNATIONAL GROWTH............................  0.90%           B           $199.01         58
EQ/MFS INTERNATIONAL GROWTH............................  0.95%           B           $197.65         10
EQ/MFS INTERNATIONAL GROWTH............................  1.00%           B           $196.29          1
EQ/MFS INTERNATIONAL GROWTH............................  1.10%           B           $193.60          9
EQ/MFS INTERNATIONAL GROWTH............................  1.20%           B           $190.93        307
EQ/MFS INTERNATIONAL GROWTH............................  1.25%           B           $117.56         32
EQ/MFS INTERNATIONAL GROWTH............................  1.30%           B           $139.92          1
EQ/MFS INTERNATIONAL GROWTH............................  1.34%           B           $187.20         26
EQ/MFS INTERNATIONAL GROWTH............................  1.34%           B           $187.27        329
EQ/MFS INTERNATIONAL GROWTH............................  1.35%           B           $187.01          1
EQ/MFS INTERNATIONAL GROWTH............................  1.45%           B           $184.43         --

EQ/MFS INTERNATIONAL VALUE.............................  0.00%           B           $120.58          7
EQ/MFS INTERNATIONAL VALUE.............................  0.50%           B           $189.90         50
EQ/MFS INTERNATIONAL VALUE.............................  0.70%           B           $186.60         --
EQ/MFS INTERNATIONAL VALUE.............................  0.70%           B           $195.47         12
EQ/MFS INTERNATIONAL VALUE.............................  0.80%           B           $184.97         15
EQ/MFS INTERNATIONAL VALUE.............................  0.90%           B           $183.36         27
EQ/MFS INTERNATIONAL VALUE.............................  0.90%           B           $192.22         75
EQ/MFS INTERNATIONAL VALUE.............................  0.95%           B           $191.42         24
EQ/MFS INTERNATIONAL VALUE.............................  1.00%           B           $181.76          5
EQ/MFS INTERNATIONAL VALUE.............................  1.10%           B           $180.17         20
EQ/MFS INTERNATIONAL VALUE.............................  1.20%           B           $178.59      1,236

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/MFS INTERNATIONAL VALUE.............................  1.20%           B           $187.43         16
EQ/MFS INTERNATIONAL VALUE.............................  1.25%           B           $186.64        111
EQ/MFS INTERNATIONAL VALUE.............................  1.34%           B           $185.23        895
EQ/MFS INTERNATIONAL VALUE.............................  1.45%           B           $155.64         --

EQ/MFS TECHNOLOGY......................................  0.50%           B           $332.61          9
EQ/MFS TECHNOLOGY......................................  0.70%           B           $327.07          6
EQ/MFS TECHNOLOGY......................................  0.80%           B           $324.34          3
EQ/MFS TECHNOLOGY......................................  0.90%           B           $321.63         14
EQ/MFS TECHNOLOGY......................................  0.95%           B           $320.28          5
EQ/MFS TECHNOLOGY......................................  1.00%           B           $318.95          1
EQ/MFS TECHNOLOGY......................................  1.10%           B           $316.27          8
EQ/MFS TECHNOLOGY......................................  1.20%           B           $313.61        208
EQ/MFS TECHNOLOGY......................................  1.25%           B           $312.30         34
EQ/MFS TECHNOLOGY......................................  1.34%           B           $309.93        209
EQ/MFS TECHNOLOGY......................................  1.45%           B           $239.62         --

EQ/MFS UTILITIES SERIES................................  0.40%           B           $150.30          8
EQ/MFS UTILITIES SERIES................................  0.50%           B           $190.30          2
EQ/MFS UTILITIES SERIES................................  0.70%           B           $187.13          3
EQ/MFS UTILITIES SERIES................................  0.80%           B           $185.57          4
EQ/MFS UTILITIES SERIES................................  0.90%           B           $184.02         35
EQ/MFS UTILITIES SERIES................................  0.95%           B           $183.25          7
EQ/MFS UTILITIES SERIES................................  1.00%           B           $182.48         --
EQ/MFS UTILITIES SERIES................................  1.10%           B           $180.95         10
EQ/MFS UTILITIES SERIES................................  1.20%           B           $179.43        250
EQ/MFS UTILITIES SERIES................................  1.25%           B           $178.68         70
EQ/MFS UTILITIES SERIES................................  1.34%           B           $177.32        226
EQ/MFS UTILITIES SERIES................................  1.45%           B           $143.43         --

EQ/MID CAP INDEX.......................................  0.40%           B           $176.10         44
EQ/MID CAP INDEX.......................................  0.50%           B           $240.93          8
EQ/MID CAP INDEX.......................................  0.70%           B           $226.85          9
EQ/MID CAP INDEX.......................................  0.80%           B           $367.09          1
EQ/MID CAP INDEX.......................................  0.90%           B           $218.63        141
EQ/MID CAP INDEX.......................................  0.95%           B           $216.61         47
EQ/MID CAP INDEX.......................................  1.00%           B           $214.63          3
EQ/MID CAP INDEX.......................................  1.10%           B           $210.68         24
EQ/MID CAP INDEX.......................................  1.20%           B           $206.80        703
EQ/MID CAP INDEX.......................................  1.25%           B           $141.37        242
EQ/MID CAP INDEX.......................................  1.30%           B           $164.95          4
EQ/MID CAP INDEX.......................................  1.34%           B           $201.50      1,774
EQ/MID CAP INDEX.......................................  1.35%           B           $201.12         --
EQ/MID CAP INDEX.......................................  1.45%           B           $197.41         --

EQ/MONEY MARKET++......................................  0.00%           A           $  1.02        336
EQ/MONEY MARKET++......................................  0.70%           A           $  1.02          4
EQ/MONEY MARKET........................................  0.70%           A           $129.60          5
EQ/MONEY MARKET+.......................................  0.74%           A           $ 45.72         16
EQ/MONEY MARKET++......................................  0.90%           A           $  1.02        279
EQ/MONEY MARKET........................................  0.90%           A           $133.25         30
EQ/MONEY MARKET++......................................  1.20%           A           $  1.02          5
EQ/MONEY MARKET........................................  1.20%           A           $120.93          1
EQ/MONEY MARKET........................................  1.35%           A           $129.61         72

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/MONEY MARKET........................................  1.35%           A           $130.23         15
EQ/MONEY MARKET+.......................................  1.40%           A           $ 32.84        692
EQ/MONEY MARKET........................................  1.45%           A           $107.46         --
EQ/MONEY MARKET++......................................  0.00%           B           $  1.02      1,269
EQ/MONEY MARKET++......................................  0.40%           B           $  1.02         13
EQ/MONEY MARKET........................................  0.40%           B           $ 99.12          7
EQ/MONEY MARKET++......................................  0.50%           B           $  1.02         48
EQ/MONEY MARKET........................................  0.50%           B           $114.74          6
EQ/MONEY MARKET++......................................  0.70%           B           $  1.02         --
EQ/MONEY MARKET++......................................  0.80%           B           $  1.02         42
EQ/MONEY MARKET........................................  0.80%           B           $ 94.00         --
EQ/MONEY MARKET++......................................  0.90%           B           $  1.02         62
EQ/MONEY MARKET........................................  0.90%           B           $105.83         --
EQ/MONEY MARKET........................................  0.90%           B           $116.98          3
EQ/MONEY MARKET........................................  0.95%           B           $111.16         57
EQ/MONEY MARKET++......................................  1.00%           B           $  1.02          3
EQ/MONEY MARKET........................................  1.00%           B           $100.59         --
EQ/MONEY MARKET++......................................  1.10%           B           $  1.02         69
EQ/MONEY MARKET........................................  1.10%           B           $107.94         23
EQ/MONEY MARKET++......................................  1.20%           B           $  1.02      7,535
EQ/MONEY MARKET........................................  1.20%           B           $109.83         61
EQ/MONEY MARKET........................................  1.25%           B           $ 91.81         72
EQ/MONEY MARKET........................................  1.30%           B           $ 93.62          4

EQ/OPPENHEIMER GLOBAL..................................  0.50%           B           $179.49         14
EQ/OPPENHEIMER GLOBAL..................................  0.70%           B           $175.09          4
EQ/OPPENHEIMER GLOBAL..................................  0.80%           B           $293.20          2
EQ/OPPENHEIMER GLOBAL..................................  0.90%           B           $170.80         23
EQ/OPPENHEIMER GLOBAL..................................  0.95%           B           $169.74         13
EQ/OPPENHEIMER GLOBAL..................................  1.00%           B           $168.69          1
EQ/OPPENHEIMER GLOBAL..................................  1.10%           B           $166.60         15
EQ/OPPENHEIMER GLOBAL..................................  1.20%           B           $164.54        444
EQ/OPPENHEIMER GLOBAL..................................  1.25%           B           $134.78         70
EQ/OPPENHEIMER GLOBAL..................................  1.30%           B           $154.20          1
EQ/OPPENHEIMER GLOBAL..................................  1.34%           B           $161.69        449
EQ/OPPENHEIMER GLOBAL..................................  1.45%           B           $159.48         --

EQ/PIMCO GLOBAL REAL RETURN............................  0.50%           B           $104.93         23
EQ/PIMCO GLOBAL REAL RETURN............................  0.70%           B           $103.74         10
EQ/PIMCO GLOBAL REAL RETURN............................  0.80%           B           $103.15          5
EQ/PIMCO GLOBAL REAL RETURN............................  0.90%           B           $102.57         24
EQ/PIMCO GLOBAL REAL RETURN............................  0.95%           B           $102.28          9
EQ/PIMCO GLOBAL REAL RETURN............................  1.00%           B           $101.99         --
EQ/PIMCO GLOBAL REAL RETURN............................  1.10%           B           $101.41         10
EQ/PIMCO GLOBAL REAL RETURN............................  1.20%           B           $100.83        155
EQ/PIMCO GLOBAL REAL RETURN............................  1.25%           B           $100.54         46
EQ/PIMCO GLOBAL REAL RETURN............................  1.34%           B           $100.02         99
EQ/PIMCO GLOBAL REAL RETURN............................  1.45%           B           $ 99.39         --

EQ/PIMCO ULTRA SHORT BOND..............................  1.10%           A           $ 97.46          1
EQ/PIMCO ULTRA SHORT BOND..............................  0.50%           B           $116.02          5
EQ/PIMCO ULTRA SHORT BOND..............................  0.70%           B           $112.87          4
EQ/PIMCO ULTRA SHORT BOND..............................  0.80%           B           $106.00          2
EQ/PIMCO ULTRA SHORT BOND..............................  0.90%           B           $109.81         31

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/PIMCO ULTRA SHORT BOND..............................  0.95%           B           $109.05         52
EQ/PIMCO ULTRA SHORT BOND..............................  1.00%           B           $108.30         --
EQ/PIMCO ULTRA SHORT BOND..............................  1.10%           B           $106.82         31
EQ/PIMCO ULTRA SHORT BOND..............................  1.20%           B           $105.35        175
EQ/PIMCO ULTRA SHORT BOND..............................  1.25%           B           $105.97         55
EQ/PIMCO ULTRA SHORT BOND..............................  1.30%           B           $105.09          1
EQ/PIMCO ULTRA SHORT BOND..............................  1.34%           B           $103.33        387
EQ/PIMCO ULTRA SHORT BOND..............................  1.35%           B           $103.18         --
EQ/PIMCO ULTRA SHORT BOND..............................  1.45%           B           $101.76         --

EQ/QUALITY BOND PLUS...................................  0.70%           A           $167.79          1
EQ/QUALITY BOND PLUS...................................  0.90%           A           $182.56          9
EQ/QUALITY BOND PLUS...................................  1.20%           A           $158.79          1
EQ/QUALITY BOND PLUS...................................  1.34%           A           $174.56        304
EQ/QUALITY BOND PLUS...................................  1.35%           A           $183.79          1
EQ/QUALITY BOND PLUS...................................  1.45%           A           $135.99         --
EQ/QUALITY BOND PLUS...................................  0.50%           B           $149.67          3
EQ/QUALITY BOND PLUS...................................  0.80%           B           $113.26         --
EQ/QUALITY BOND PLUS...................................  0.90%           B           $147.29          2
EQ/QUALITY BOND PLUS...................................  0.95%           B           $144.35         34
EQ/QUALITY BOND PLUS...................................  1.00%           B           $116.26         --
EQ/QUALITY BOND PLUS...................................  1.10%           B           $140.18          8
EQ/QUALITY BOND PLUS...................................  1.20%           B           $138.68         72
EQ/QUALITY BOND PLUS...................................  1.25%           B           $102.12         18
EQ/QUALITY BOND PLUS...................................  1.30%           B           $101.98          1

EQ/SMALL COMPANY INDEX.................................  0.40%           B           $171.49         42
EQ/SMALL COMPANY INDEX.................................  0.50%           B           $305.18          2
EQ/SMALL COMPANY INDEX.................................  0.70%           B           $294.86          3
EQ/SMALL COMPANY INDEX.................................  0.80%           B           $350.70          1
EQ/SMALL COMPANY INDEX.................................  0.90%           B           $284.89         42
EQ/SMALL COMPANY INDEX.................................  0.95%           B           $282.45         16
EQ/SMALL COMPANY INDEX.................................  1.00%           B           $280.03         --
EQ/SMALL COMPANY INDEX.................................  1.10%           B           $275.24         12
EQ/SMALL COMPANY INDEX.................................  1.20%           B           $270.51        225
EQ/SMALL COMPANY INDEX.................................  1.25%           B           $152.98         93
EQ/SMALL COMPANY INDEX.................................  1.30%           B           $168.06          2
EQ/SMALL COMPANY INDEX.................................  1.34%           B           $264.05        642
EQ/SMALL COMPANY INDEX.................................  1.35%           B           $263.59         --
EQ/SMALL COMPANY INDEX.................................  1.45%           B           $259.06         --

EQ/T. ROWE PRICE GROWTH STOCK..........................  0.40%           B           $217.50         25
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.50%           B           $273.21          9
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.70%           B           $265.49         11
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.80%           B           $411.56          6
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.90%           B           $258.00         95
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.95%           B           $256.15         27
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.00%           B           $254.33          5
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.10%           B           $250.69         29
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.20%           B           $247.10      1,063
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.25%           B           $208.98        251
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.30%           B           $225.62          2
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.34%           B           $242.18      1,111

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.35%           B           $241.82         2
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.45%           B           $238.36        --

EQ/UBS GROWTH & INCOME.................................  0.50%           B           $223.72        --
EQ/UBS GROWTH & INCOME.................................  0.70%           B           $217.40        --
EQ/UBS GROWTH & INCOME.................................  0.90%           B           $211.26         9
EQ/UBS GROWTH & INCOME.................................  0.95%           B           $209.75         4
EQ/UBS GROWTH & INCOME.................................  1.10%           B           $205.28         2
EQ/UBS GROWTH & INCOME.................................  1.20%           B           $202.34        19
EQ/UBS GROWTH & INCOME.................................  1.25%           B           $140.52        63
EQ/UBS GROWTH & INCOME.................................  1.30%           B           $155.21         1
EQ/UBS GROWTH & INCOME.................................  1.34%           B           $198.31        88
EQ/UBS GROWTH & INCOME.................................  1.35%           B           $198.02        --
EQ/UBS GROWTH & INCOME.................................  1.45%           B           $195.18        --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  0.50%    SERVICE CLASS 2    $188.08         6
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  0.80%    SERVICE CLASS 2    $183.20        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  0.90%    SERVICE CLASS 2    $181.60         1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  1.00%    SERVICE CLASS 2    $180.02        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  1.10%    SERVICE CLASS 2    $178.45         1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  1.20%    SERVICE CLASS 2    $176.88        61

FIDELITY(R) VIP MID CAP PORTFOLIO......................  0.50%    SERVICE CLASS 2    $180.58         4
FIDELITY(R) VIP MID CAP PORTFOLIO......................  0.70%    SERVICE CLASS 2    $177.44        --
FIDELITY(R) VIP MID CAP PORTFOLIO......................  0.80%    SERVICE CLASS 2    $175.89         1
FIDELITY(R) VIP MID CAP PORTFOLIO......................  0.90%    SERVICE CLASS 2    $174.36         4
FIDELITY(R) VIP MID CAP PORTFOLIO......................  1.00%    SERVICE CLASS 2    $172.84         1
FIDELITY(R) VIP MID CAP PORTFOLIO......................  1.10%    SERVICE CLASS 2    $171.33         3
FIDELITY(R) VIP MID CAP PORTFOLIO......................  1.20%    SERVICE CLASS 2    $169.82       291

INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  0.00%       SERIES II       $113.28        12
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  0.50%       SERIES II       $179.27        27
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  0.70%       SERIES II       $176.16        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  0.80%       SERIES II       $174.62         4
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  0.90%       SERIES II       $173.10         7
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  1.00%       SERIES II       $171.59        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  1.10%       SERIES II       $170.09         3
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  1.20%       SERIES II       $168.59       235

INVESCO V.I. HIGH YIELD FUND...........................  0.50%       SERIES II       $128.15         6
INVESCO V.I. HIGH YIELD FUND...........................  0.70%       SERIES II       $126.19         3
INVESCO V.I. HIGH YIELD FUND...........................  0.80%       SERIES II       $125.22        --
INVESCO V.I. HIGH YIELD FUND...........................  0.90%       SERIES II       $124.26        11
INVESCO V.I. HIGH YIELD FUND...........................  0.95%       SERIES II       $123.79         9
INVESCO V.I. HIGH YIELD FUND...........................  1.00%       SERIES II       $123.31         1
INVESCO V.I. HIGH YIELD FUND...........................  1.10%       SERIES II       $122.36         6
INVESCO V.I. HIGH YIELD FUND...........................  1.20%       SERIES II       $121.42       174
INVESCO V.I. HIGH YIELD FUND...........................  1.25%       SERIES II       $120.95        43
INVESCO V.I. HIGH YIELD FUND...........................  1.34%       SERIES II       $120.11        81
INVESCO V.I. HIGH YIELD FUND...........................  1.45%       SERIES II       $119.09        --

INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.50%       SERIES II       $152.94         1
INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.70%       SERIES II       $165.04        --
INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.80%       SERIES II       $148.98         3
INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.90%       SERIES II       $147.68         2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.90%       SERIES II       $162.29         5
INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.95%       SERIES II       $161.61         1
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.00%       SERIES II       $146.39        --
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.10%       SERIES II       $145.11         3
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.20%       SERIES II       $143.83        54
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.20%       SERIES II       $158.24         4
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.25%       SERIES II       $157.58         8
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.34%       SERIES II       $156.38        50
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.45%       SERIES II       $124.92        --

INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.50%       SERIES II       $167.69         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.70%       SERIES II       $188.40        --
INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.80%       SERIES II       $163.34        --
INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.90%       SERIES II       $161.91         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.90%       SERIES II       $185.26         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.95%       SERIES II       $184.49         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.00%       SERIES II       $160.50        --
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.10%       SERIES II       $159.09         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.20%       SERIES II       $157.70        25
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.20%       SERIES II       $180.64         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.25%       SERIES II       $179.88         3
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.34%       SERIES II       $178.52        18

IVY VIP HIGH INCOME....................................  0.50%       CLASS II        $163.23        25
IVY VIP HIGH INCOME....................................  0.70%       CLASS II        $160.51        12
IVY VIP HIGH INCOME....................................  0.80%       CLASS II        $159.17        11
IVY VIP HIGH INCOME....................................  0.90%       CLASS II        $157.84        99
IVY VIP HIGH INCOME....................................  0.95%       CLASS II        $157.18        32
IVY VIP HIGH INCOME....................................  1.00%       CLASS II        $156.52         3
IVY VIP HIGH INCOME....................................  1.10%       CLASS II        $155.21        27
IVY VIP HIGH INCOME....................................  1.20%       CLASS II        $153.91       693
IVY VIP HIGH INCOME....................................  1.25%       CLASS II        $153.26       228
IVY VIP HIGH INCOME....................................  1.34%       CLASS II        $152.10       411
IVY VIP HIGH INCOME....................................  1.45%       CLASS II        $134.40        --

IVY VIP SMALL CAP GROWTH...............................  0.50%       CLASS II        $184.22         3
IVY VIP SMALL CAP GROWTH...............................  0.70%       CLASS II        $143.36         1
IVY VIP SMALL CAP GROWTH...............................  0.80%       CLASS II        $179.44         1
IVY VIP SMALL CAP GROWTH...............................  0.90%       CLASS II        $141.17         3
IVY VIP SMALL CAP GROWTH...............................  0.90%       CLASS II        $177.87         2
IVY VIP SMALL CAP GROWTH...............................  0.95%       CLASS II        $140.63         2
IVY VIP SMALL CAP GROWTH...............................  1.00%       CLASS II        $176.32        --
IVY VIP SMALL CAP GROWTH...............................  1.10%       CLASS II        $174.78         2
IVY VIP SMALL CAP GROWTH...............................  1.20%       CLASS II        $137.93         2
IVY VIP SMALL CAP GROWTH...............................  1.20%       CLASS II        $173.24        84
IVY VIP SMALL CAP GROWTH...............................  1.25%       CLASS II        $137.40        15
IVY VIP SMALL CAP GROWTH...............................  1.34%       CLASS II        $136.45        85

MFS(R) INVESTORS TRUST SERIES..........................  0.50%     SERVICE CLASS     $208.90         1
MFS(R) INVESTORS TRUST SERIES..........................  0.70%     SERVICE CLASS     $231.16        --
MFS(R) INVESTORS TRUST SERIES..........................  0.80%     SERVICE CLASS     $203.49         1
MFS(R) INVESTORS TRUST SERIES..........................  0.90%     SERVICE CLASS     $201.71         1
MFS(R) INVESTORS TRUST SERIES..........................  0.90%     SERVICE CLASS     $227.31         2
MFS(R) INVESTORS TRUST SERIES..........................  0.95%     SERVICE CLASS     $226.36         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
MFS(R) INVESTORS TRUST SERIES..........................  1.00%     SERVICE CLASS     $199.96         --
MFS(R) INVESTORS TRUST SERIES..........................  1.10%     SERVICE CLASS     $198.20          1
MFS(R) INVESTORS TRUST SERIES..........................  1.20%     SERVICE CLASS     $196.46         35
MFS(R) INVESTORS TRUST SERIES..........................  1.20%     SERVICE CLASS     $221.64          1
MFS(R) INVESTORS TRUST SERIES..........................  1.25%     SERVICE CLASS     $220.71          9
MFS(R) INVESTORS TRUST SERIES..........................  1.34%     SERVICE CLASS     $219.04         28
MFS(R) INVESTORS TRUST SERIES..........................  1.45%     SERVICE CLASS     $177.44         --

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  0.50%     SERVICE CLASS     $263.30          2
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  0.70%     SERVICE CLASS     $258.92         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  0.80%     SERVICE CLASS     $256.75          1
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  0.90%     SERVICE CLASS     $254.61          4
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  0.95%     SERVICE CLASS     $253.54         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.00%     SERVICE CLASS     $252.48         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.10%     SERVICE CLASS     $250.36          1
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.20%     SERVICE CLASS     $248.26         38
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.25%     SERVICE CLASS     $247.22          3
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.34%     SERVICE CLASS     $245.35         24
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.45%     SERVICE CLASS     $190.88         --

MULTIMANAGER AGGRESSIVE EQUITY.........................  0.70%           A           $176.49         10
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.90%           A           $213.83         17
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.90%           A           $213.86          1
MULTIMANAGER AGGRESSIVE EQUITY+........................  0.90%           A           $215.63         12
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.20%           A           $182.59         10
MULTIMANAGER AGGRESSIVE EQUITY+........................  1.34%           A           $160.86      2,815
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.35%           A           $265.84        367
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.35%           A           $279.89         10
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.45%           A           $145.49          3
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.50%           B           $163.92          2
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.80%           B           $381.19         --
MULTIMANAGER AGGRESSIVE EQUITY+........................  0.90%           B           $132.71          7
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.90%           B           $158.07         13
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.95%           B           $165.13         32
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.00%           B           $309.79         --
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.10%           B           $160.35          5
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.20%           B           $148.09         96
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.25%           B           $169.69          9
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.30%           B           $195.99          2

MULTIMANAGER CORE BOND.................................  0.40%           B           $105.93          3
MULTIMANAGER CORE BOND.................................  0.50%           B           $168.78          8
MULTIMANAGER CORE BOND.................................  0.70%           B           $163.10          2
MULTIMANAGER CORE BOND.................................  0.80%           B           $127.65          4
MULTIMANAGER CORE BOND.................................  0.90%           B           $157.61         20
MULTIMANAGER CORE BOND.................................  0.95%           B           $156.27         61
MULTIMANAGER CORE BOND.................................  1.00%           B           $154.93          1
MULTIMANAGER CORE BOND.................................  1.10%           B           $152.29         28
MULTIMANAGER CORE BOND.................................  1.20%           B           $149.69        218
MULTIMANAGER CORE BOND.................................  1.25%           B           $130.06         53
MULTIMANAGER CORE BOND.................................  1.30%           B           $128.45          2
MULTIMANAGER CORE BOND.................................  1.34%           B           $146.13        301
MULTIMANAGER CORE BOND.................................  1.35%           B           $145.87         --
MULTIMANAGER CORE BOND.................................  1.45%           B           $143.38         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
MULTIMANAGER MID CAP GROWTH............................  0.50%           B           $239.35        --
MULTIMANAGER MID CAP GROWTH............................  0.70%           B           $231.29         1
MULTIMANAGER MID CAP GROWTH............................  0.70%           B           $250.48        --
MULTIMANAGER MID CAP GROWTH............................  0.80%           B           $368.59        --
MULTIMANAGER MID CAP GROWTH............................  0.90%           B           $223.50        12
MULTIMANAGER MID CAP GROWTH............................  0.95%           B           $221.59        17
MULTIMANAGER MID CAP GROWTH............................  1.00%           B           $219.71        --
MULTIMANAGER MID CAP GROWTH............................  1.10%           B           $215.96         3
MULTIMANAGER MID CAP GROWTH............................  1.20%           B           $212.26        25
MULTIMANAGER MID CAP GROWTH............................  1.25%           B           $170.15        11
MULTIMANAGER MID CAP GROWTH............................  1.30%           B           $196.95         1
MULTIMANAGER MID CAP GROWTH............................  1.34%           B           $207.21       268
MULTIMANAGER MID CAP GROWTH............................  1.34%           B           $309.90         5
MULTIMANAGER MID CAP GROWTH............................  1.35%           B           $206.85        --
MULTIMANAGER MID CAP GROWTH............................  1.45%           B           $203.32        --

MULTIMANAGER MID CAP VALUE.............................  0.40%           B           $158.84         1
MULTIMANAGER MID CAP VALUE.............................  0.50%           B           $241.03        --
MULTIMANAGER MID CAP VALUE.............................  0.70%           B           $232.91         1
MULTIMANAGER MID CAP VALUE.............................  0.80%           B           $301.20        --
MULTIMANAGER MID CAP VALUE.............................  0.90%           B           $225.07        11
MULTIMANAGER MID CAP VALUE.............................  0.95%           B           $223.15        13
MULTIMANAGER MID CAP VALUE.............................  1.00%           B           $221.24        --
MULTIMANAGER MID CAP VALUE.............................  1.10%           B           $217.47         3
MULTIMANAGER MID CAP VALUE.............................  1.20%           B           $213.75        18
MULTIMANAGER MID CAP VALUE.............................  1.25%           B           $135.41         7
MULTIMANAGER MID CAP VALUE.............................  1.30%           B           $155.20         1
MULTIMANAGER MID CAP VALUE.............................  1.34%           B           $208.67       155
MULTIMANAGER MID CAP VALUE.............................  1.34%           B           $265.72         3
MULTIMANAGER MID CAP VALUE.............................  1.35%           B           $208.30        --
MULTIMANAGER MID CAP VALUE.............................  1.45%           B           $204.74        --

MULTIMANAGER TECHNOLOGY................................  0.50%           B           $332.93         1
MULTIMANAGER TECHNOLOGY................................  0.70%           B           $321.71         4
MULTIMANAGER TECHNOLOGY................................  0.70%           B           $365.03        --
MULTIMANAGER TECHNOLOGY................................  0.80%           B           $490.53        --
MULTIMANAGER TECHNOLOGY................................  0.90%           B           $310.88        16
MULTIMANAGER TECHNOLOGY................................  0.95%           B           $308.23        21
MULTIMANAGER TECHNOLOGY................................  1.00%           B           $305.61         1
MULTIMANAGER TECHNOLOGY................................  1.10%           B           $300.40        10
MULTIMANAGER TECHNOLOGY................................  1.20%           B           $295.26       123
MULTIMANAGER TECHNOLOGY................................  1.25%           B           $244.38        21
MULTIMANAGER TECHNOLOGY................................  1.30%           B           $286.40         2
MULTIMANAGER TECHNOLOGY................................  1.34%           B           $288.23       451
MULTIMANAGER TECHNOLOGY................................  1.34%           B           $447.51         5
MULTIMANAGER TECHNOLOGY................................  1.35%           B           $287.73         1
MULTIMANAGER TECHNOLOGY................................  1.45%           B           $282.81        --

OPPENHEIMER MAIN STREET FUND(R)/VA.....................  0.50%     SERVICE CLASS     $213.15         4
OPPENHEIMER MAIN STREET FUND(R)/VA.....................  0.80%     SERVICE CLASS     $207.63        --
OPPENHEIMER MAIN STREET FUND(R)/VA.....................  0.90%     SERVICE CLASS     $205.82        --
OPPENHEIMER MAIN STREET FUND(R)/VA.....................  1.00%     SERVICE CLASS     $204.02        --
OPPENHEIMER MAIN STREET FUND(R)/VA.....................  1.10%     SERVICE CLASS     $202.24         1
OPPENHEIMER MAIN STREET FUND(R)/VA.....................  1.20%     SERVICE CLASS     $200.46        26

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  0.00%     ADVISOR CLASS     $ 86.58         1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  0.50%     ADVISOR CLASS     $ 59.88         1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  0.80%     ADVISOR CLASS     $ 58.33         2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  0.90%     ADVISOR CLASS     $ 57.82         2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  1.00%     ADVISOR CLASS     $ 57.32        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  1.10%     ADVISOR CLASS     $ 56.82         2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  1.20%     ADVISOR CLASS     $ 56.32       125

TARGET 2015 ALLOCATION.................................  0.40%           B           $130.49        --
TARGET 2015 ALLOCATION.................................  0.50%           B           $141.83        10
TARGET 2015 ALLOCATION.................................  0.70%           B           $138.36        --
TARGET 2015 ALLOCATION.................................  0.80%           B           $195.89        --
TARGET 2015 ALLOCATION.................................  0.90%           B           $134.97         7
TARGET 2015 ALLOCATION.................................  0.95%           B           $134.13         3
TARGET 2015 ALLOCATION.................................  1.10%           B           $131.65         3
TARGET 2015 ALLOCATION.................................  1.20%           B           $130.02        25
TARGET 2015 ALLOCATION.................................  1.25%           B           $111.97        17
TARGET 2015 ALLOCATION.................................  1.34%           B           $127.77        60

TARGET 2025 ALLOCATION.................................  0.40%           B           $142.70        --
TARGET 2025 ALLOCATION.................................  0.50%           B           $152.03        47
TARGET 2025 ALLOCATION.................................  0.70%           B           $148.30         4
TARGET 2025 ALLOCATION.................................  0.80%           B           $228.29        --
TARGET 2025 ALLOCATION.................................  0.90%           B           $144.67        35
TARGET 2025 ALLOCATION.................................  0.95%           B           $143.77         9
TARGET 2025 ALLOCATION.................................  1.00%           B           $142.88        --
TARGET 2025 ALLOCATION.................................  1.10%           B           $141.12        14
TARGET 2025 ALLOCATION.................................  1.20%           B           $139.36       141
TARGET 2025 ALLOCATION.................................  1.25%           B           $118.05        28
TARGET 2025 ALLOCATION.................................  1.34%           B           $136.95       249
TARGET 2025 ALLOCATION.................................  1.35%           B           $136.78        --
TARGET 2025 ALLOCATION.................................  1.45%           B           $135.08        --

TARGET 2035 ALLOCATION.................................  0.40%           B           $149.72         1
TARGET 2035 ALLOCATION.................................  0.50%           B           $157.52        34
TARGET 2035 ALLOCATION.................................  0.70%           B           $153.65         3
TARGET 2035 ALLOCATION.................................  0.80%           B           $250.75         1
TARGET 2035 ALLOCATION.................................  0.90%           B           $149.89        31
TARGET 2035 ALLOCATION.................................  0.95%           B           $148.96         5
TARGET 2035 ALLOCATION.................................  1.00%           B           $148.04        --
TARGET 2035 ALLOCATION.................................  1.10%           B           $146.21        12
TARGET 2035 ALLOCATION.................................  1.20%           B           $144.39       198
TARGET 2035 ALLOCATION.................................  1.25%           B           $120.41        13
TARGET 2035 ALLOCATION.................................  1.34%           B           $141.90       279
TARGET 2035 ALLOCATION.................................  1.35%           B           $141.72        --
TARGET 2035 ALLOCATION.................................  1.45%           B           $139.96        --

TARGET 2045 ALLOCATION.................................  0.40%           B           $156.08         1
TARGET 2045 ALLOCATION.................................  0.50%           B           $160.56        28
TARGET 2045 ALLOCATION.................................  0.70%           B           $156.63         1
TARGET 2045 ALLOCATION.................................  0.80%           B           $272.22         1
TARGET 2045 ALLOCATION.................................  0.90%           B           $152.79        27
TARGET 2045 ALLOCATION.................................  0.95%           B           $151.84         6
TARGET 2045 ALLOCATION.................................  1.00%           B           $150.91        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
TARGET 2045 ALLOCATION.................................  1.10%           B           $149.04        12
TARGET 2045 ALLOCATION.................................  1.20%           B           $147.19       196
TARGET 2045 ALLOCATION.................................  1.25%           B           $120.77         7
TARGET 2045 ALLOCATION.................................  1.34%           B           $144.64       199
TARGET 2045 ALLOCATION.................................  1.35%           B           $144.46        --
TARGET 2045 ALLOCATION.................................  1.45%           B           $142.67        --

TARGET 2055 ALLOCATION.................................  0.50%           B           $110.19        17
TARGET 2055 ALLOCATION.................................  0.70%           B           $109.39        --
TARGET 2055 ALLOCATION.................................  0.80%           B           $108.99         1
TARGET 2055 ALLOCATION.................................  0.90%           B           $108.59         9
TARGET 2055 ALLOCATION.................................  0.95%           B           $108.39        --
TARGET 2055 ALLOCATION.................................  1.00%           B           $108.20        --
TARGET 2055 ALLOCATION.................................  1.10%           B           $107.80         2
TARGET 2055 ALLOCATION.................................  1.20%           B           $107.40        71
TARGET 2055 ALLOCATION.................................  1.25%           B           $107.21         1
TARGET 2055 ALLOCATION.................................  1.34%           B           $106.85        23

TEMPLETON GLOBAL BOND VIP FUND.........................  0.50%        CLASS 2        $121.64        17
TEMPLETON GLOBAL BOND VIP FUND.........................  0.70%        CLASS 2        $119.53        --
TEMPLETON GLOBAL BOND VIP FUND.........................  0.80%        CLASS 2        $118.49         9
TEMPLETON GLOBAL BOND VIP FUND.........................  0.90%        CLASS 2        $117.46         7
TEMPLETON GLOBAL BOND VIP FUND.........................  1.00%        CLASS 2        $116.43         1
TEMPLETON GLOBAL BOND VIP FUND.........................  1.10%        CLASS 2        $115.41         3
TEMPLETON GLOBAL BOND VIP FUND.........................  1.20%        CLASS 2        $114.40       561

VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.50%        CLASS S        $ 49.33         3
VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.70%        CLASS S        $ 48.57         1
VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.80%        CLASS S        $ 48.20         1
VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.90%        CLASS S        $ 47.83        25
VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.95%        CLASS S        $ 47.65         8
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.00%        CLASS S        $ 47.46        --
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.10%        CLASS S        $ 47.10         8
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.20%        CLASS S        $ 46.73       125
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.25%        CLASS S        $ 46.55        22
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.34%        CLASS S        $ 46.23       182
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.45%        CLASS S        $ 45.84        --

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 or denoted by -.
+ In 2018, this Variable Investment Option exceeds the maximum expense limitation (See Note 7).
++ This Variable Investment Option is subject to a non-guaranteed fee waiver.
   If the total return on any given day is negative, the contract charges will be waived in their entirety. In 2018, the contract charges were 0.00%.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                              1290 VT       1290 VT
                                                                1290 VT     DOUBLELINE    DOUBLELINE
                                                              CONVERTIBLE     DYNAMIC    OPPORTUNISTIC 1290 VT EQUITY
                                                             SECURITIES*(A) ALLOCATION*      BOND*        INCOME*
                                                             -------------- -----------  ------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $   359     $   186,266    $ 261,558    $  2,220,277
 Expenses:
   Asset-based charges......................................         --         141,618       90,905       1,387,127
                                                                -------     -----------    ---------    ------------
                                                                     --         141,618       90,905       1,387,127
                                                                -------     -----------    ---------    ------------

NET INVESTMENT INCOME (LOSS)................................        359          44,648      170,653         833,150
                                                                -------     -----------    ---------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................         (1)        107,102      (25,393)     (2,826,476)
   Net realized gain distribution from the Portfolios.......        299         267,781           --      29,993,534
                                                                -------     -----------    ---------    ------------
 Net realized gain (loss)...................................        298         374,883      (25,393)     27,167,058
                                                                -------     -----------    ---------    ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (1,305)     (1,020,808)    (286,996)    (42,246,578)
                                                                -------     -----------    ---------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     (1,007)       (645,925)    (312,389)    (15,079,520)
                                                                -------     -----------    ---------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $  (648)    $  (601,277)   $(141,736)   $(14,246,370)
                                                                =======     ===========    =========    ============

                                                                           1290 VT GAMCO
                                                             1290 VT GAMCO     SMALL
                                                               MERGERS &      COMPANY
                                                             ACQUISITIONS*    VALUE*
                                                             ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $   245,924  $   5,942,447
 Expenses:
   Asset-based charges......................................      214,807     13,210,358
                                                              -----------  -------------
                                                                  214,807     13,210,358
                                                              -----------  -------------

NET INVESTMENT INCOME (LOSS)................................       31,117     (7,267,911)
                                                              -----------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      (88,593)    34,730,878
   Net realized gain distribution from the Portfolios.......      450,634     48,146,462
                                                              -----------  -------------
 Net realized gain (loss)...................................      362,041     82,877,340
                                                              -----------  -------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (1,430,500)  (254,592,184)
                                                              -----------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (1,068,459)  (171,714,844)
                                                              -----------  -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(1,037,342) $(178,982,755)
                                                              ===========  =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                          1290 VT LOW
                                                                          VOLATILITY                               1290 VT
                                                             1290 VT HIGH   GLOBAL    1290 VT MICRO 1290 VT SMALL SMARTBETA
                                                             YIELD BOND*  EQUITY*(A)     CAP*(A)     CAP VALUE*    EQUITY*
                                                             ------------ ----------- ------------- ------------- ---------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   809,985     $ 371      $     32      $  27,656   $  29,748
 Expenses:
   Asset-based charges......................................     175,802        10           165         22,373      21,546
                                                             -----------     -----      --------      ---------   ---------
   Net Expenses.............................................     175,802        10           165         22,373      21,546
                                                             -----------     -----      --------      ---------   ---------

NET INVESTMENT INCOME (LOSS)................................     634,183       361          (133)         5,283       8,202
                                                             -----------     -----      --------      ---------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (68,814)       (1)       (3,358)        65,983      36,109
   Net realized gain distribution from the Portfolios.......          --        20        11,171        117,109      86,048
                                                             -----------     -----      --------      ---------   ---------
 Net realized gain (loss)...................................     (68,814)       19         7,813        183,092     122,157
                                                             -----------     -----      --------      ---------   ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,069,763)     (925)      (14,850)      (721,376)   (297,969)
                                                             -----------     -----      --------      ---------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (1,138,577)     (906)       (7,037)      (538,284)   (175,812)
                                                             -----------     -----      --------      ---------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $  (504,394)    $(545)     $ (7,170)     $(533,001)  $(167,610)
                                                             ===========     =====      ========      =========   =========

                                                               1290 VT
                                                               SOCIALLY
                                                             RESPONSIBLE*
                                                             ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   534,113
 Expenses:
   Asset-based charges......................................     701,805
                                                             -----------
   Net Expenses.............................................     701,805
                                                             -----------

NET INVESTMENT INCOME (LOSS)................................    (167,692)
                                                             -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   2,337,555
   Net realized gain distribution from the Portfolios.......   1,472,936
                                                             -----------
 Net realized gain (loss)...................................   3,810,491
                                                             -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (6,618,422)
                                                             -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (2,807,931)
                                                             -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $(2,975,623)
                                                             ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                            AMERICAN FUNDS
                                                                              INSURANCE      AXA 400      AXA 500     AXA 2000
                                                               ALL ASSET    SERIES(R) BOND   MANAGED      MANAGED      MANAGED
                                                             GROWTH-ALT 20*    FUND/SM/    VOLATILITY*  VOLATILITY*  VOLATILITY*
                                                             -------------- -------------- -----------  -----------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  1,490,292   $ 1,052,148   $   167,873  $   319,916  $    66,753
 Expenses:
   Asset-based charges......................................     1,032,530       540,529       209,475      344,456      102,164
                                                              ------------   -----------   -----------  -----------  -----------
   Net Expenses.............................................     1,032,530       540,529       209,475      344,456      102,164
                                                              ------------   -----------   -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)................................       457,762       511,619       (41,602)     (24,540)     (35,411)
                                                              ------------   -----------   -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................       793,401      (367,152)      320,369    1,450,833      288,699
   Net realized gain distribution from the Portfolios.......     2,817,223        63,583     1,287,451      625,644      535,835
                                                              ------------   -----------   -----------  -----------  -----------
 Net realized gain (loss)...................................     3,610,624      (303,569)    1,607,820    2,076,477      824,534
                                                              ------------   -----------   -----------  -----------  -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (11,303,094)   (1,122,030)   (3,897,684)  (4,040,654)  (1,917,408)
                                                              ------------   -----------   -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    (7,692,470)   (1,425,599)   (2,289,864)  (1,964,177)  (1,092,874)
                                                              ------------   -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ (7,234,708)  $  (913,980)  $(2,331,466) $(1,988,717) $(1,128,285)
                                                              ============   ===========   ===========  ===========  ===========


                                                             AXA AGGRESSIVE
                                                              ALLOCATION*
                                                             --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  11,373,667
 Expenses:
   Asset-based charges......................................     8,926,649
                                                             -------------
   Net Expenses.............................................     8,926,649
                                                             -------------

NET INVESTMENT INCOME (LOSS)................................     2,447,018
                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    14,414,835
   Net realized gain distribution from the Portfolios.......    40,052,816
                                                             -------------
 Net realized gain (loss)...................................    54,467,651
                                                             -------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (127,309,715)
                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (72,842,064)
                                                             -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (70,395,046)
                                                             =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                            AXA                        AXA
                                                                               AXA      CONSERVATIVE     AXA      CONSERVATIVE-
                                                             AXA BALANCED  CONSERVATIVE    GROWTH    CONSERVATIVE     PLUS
                                                              STRATEGY*    ALLOCATION*   STRATEGY*    STRATEGY*    ALLOCATION*
                                                             ------------  ------------ ------------ ------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  1,553,357  $ 1,525,462  $   383,235   $ 112,514   $  3,210,745
 Expenses:
   Asset-based charges......................................    1,663,791    1,248,516      380,077     110,603      2,641,976
                                                             ------------  -----------  -----------   ---------   ------------
   Net Expenses.............................................    1,663,791    1,248,516      380,077     110,603      2,641,976
                                                             ------------  -----------  -----------   ---------   ------------

NET INVESTMENT INCOME (LOSS)................................     (110,434)     276,946        3,158       1,911        568,769
                                                             ------------  -----------  -----------   ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    3,032,960     (841,642)     437,293      72,939        (36,714)
   Net realized gain distribution from the Portfolios.......    2,665,285    2,398,130      652,760     202,043      8,797,101
                                                             ------------  -----------  -----------   ---------   ------------
 Net realized gain (loss)...................................    5,698,245    1,556,488    1,090,053     274,982      8,760,387
                                                             ------------  -----------  -----------   ---------   ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (12,443,190)  (4,653,684)  (2,483,394)   (518,616)   (19,621,941)
                                                             ------------  -----------  -----------   ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (6,744,945)  (3,097,196)  (1,393,341)   (243,634)   (10,861,554)
                                                             ------------  -----------  -----------   ---------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (6,855,379) $(2,820,250) $(1,390,183)  $(241,723)  $(10,292,785)
                                                             ============  ===========  ===========   =========   ============

                                                               AXA GLOBAL
                                                             EQUITY MANAGED
                                                              VOLATILITY*
                                                             --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  3,987,840
 Expenses:
   Asset-based charges......................................     4,994,090
                                                              ------------
   Net Expenses.............................................     4,994,090
                                                              ------------

NET INVESTMENT INCOME (LOSS)................................    (1,006,250)
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    17,152,168
   Net realized gain distribution from the Portfolios.......    28,305,285
                                                              ------------
 Net realized gain (loss)...................................    45,457,453
                                                              ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (95,627,850)
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (50,170,397)
                                                              ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(51,176,647)
                                                              ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                             AXA           AXA           AXA
                                                                        INTERNATIONAL INTERNATIONAL INTERNATIONAL AXA LARGE CAP
                                                             AXA GROWTH CORE MANAGED     MANAGED    VALUE MANAGED CORE MANAGED
                                                             STRATEGY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                                             ---------- ------------- ------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  16,845  $  2,879,135   $   237,155  $  3,096,687   $   350,960
 Expenses:
   Asset-based charges......................................    16,883     2,160,203       156,520     2,328,343       435,113
                                                             ---------  ------------   -----------  ------------   -----------
   Net Expenses.............................................    16,883     2,160,203       156,520     2,328,343       435,113
                                                             ---------  ------------   -----------  ------------   -----------

NET INVESTMENT INCOME (LOSS)................................       (38)      718,932        80,635       768,344       (84,153)
                                                             ---------  ------------   -----------  ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    55,283     3,938,397        61,168     3,214,629     2,355,668
   Net realized gain distribution from the Portfolios.......    24,382            --        39,133            --     2,689,374
                                                             ---------  ------------   -----------  ------------   -----------
 Net realized gain (loss)...................................    79,665     3,938,397       100,301     3,214,629     5,045,042
                                                             ---------  ------------   -----------  ------------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (176,494)  (32,353,036)   (2,245,687)  (36,821,113)   (7,407,438)
                                                             ---------  ------------   -----------  ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (96,829)  (28,414,639)   (2,145,386)  (33,606,484)   (2,362,396)
                                                             ---------  ------------   -----------  ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (96,867) $(27,695,707)  $(2,064,751) $(32,838,140)  $(2,446,549)
                                                             =========  ============   ===========  ============   ===========

                                                             AXA LARGE CAP
                                                                GROWTH
                                                                MANAGED
                                                              VOLATILITY*
                                                             -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   3,698,931
 Expenses:
   Asset-based charges......................................    10,035,051
                                                             -------------
   Net Expenses.............................................    10,035,051
                                                             -------------

NET INVESTMENT INCOME (LOSS)................................    (6,336,120)
                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    53,872,506
   Net realized gain distribution from the Portfolios.......    63,941,612
                                                             -------------
 Net realized gain (loss)...................................   117,814,118
                                                             -------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (138,387,476)
                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (20,573,358)
                                                             -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (26,909,478)
                                                             =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                               AXA LARGE     AXA MID CAP                      AXA
                                                               CAP VALUE        VALUE           AXA        MODERATE
                                                                MANAGED        MANAGED       MODERATE       GROWTH
                                                              VOLATILITY*    VOLATILITY*    ALLOCATION*    STRATEGY*
                                                             -------------  -------------  -------------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  20,695,592  $   6,013,089  $  25,256,570  $   931,782
 Expenses:
   Asset-based charges......................................    11,091,473      6,567,946     20,783,929      855,432
   Less: Reduction for expense limitation...................            --             --     (5,569,200)          --
                                                             -------------  -------------  -------------  -----------
   Net Expenses.............................................    11,091,473      6,567,946     15,214,729      855,432
                                                             -------------  -------------  -------------  -----------

NET INVESTMENT INCOME (LOSS)................................     9,604,119       (554,857)    10,041,841       76,350
                                                             -------------  -------------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    60,771,919     35,839,366      1,275,324    1,084,486
   Net realized gain distribution from the Portfolios.......    38,880,635     38,885,757     63,592,029    1,772,674
                                                             -------------  -------------  -------------  -----------
 Net realized gain (loss)...................................    99,652,554     74,725,123     64,867,353    2,857,160
                                                             -------------  -------------  -------------  -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (200,567,880)  (144,651,271)  (165,312,266)  (7,768,255)
                                                             -------------  -------------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (100,915,326)   (69,926,148)  (100,444,913)  (4,911,095)
                                                             -------------  -------------  -------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (91,311,207) $ (70,481,005) $ (90,403,072) $(4,834,745)
                                                             =============  =============  =============  ===========

                                                                  AXA          AXA/AB
                                                               MODERATE-      DYNAMIC
                                                                 PLUS         MODERATE
                                                              ALLOCATION*     GROWTH*
                                                             -------------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  19,011,430  $   213,822
 Expenses:
   Asset-based charges......................................    14,973,232      226,979
   Less: Reduction for expense limitation...................            --           --
                                                             -------------  -----------
   Net Expenses.............................................    14,973,232      226,979
                                                             -------------  -----------

NET INVESTMENT INCOME (LOSS)................................     4,038,198      (13,157)
                                                             -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    15,657,486      344,365
   Net realized gain distribution from the Portfolios.......    58,038,566      173,385
                                                             -------------  -----------
 Net realized gain (loss)...................................    73,696,052      517,750
                                                             -------------  -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (171,524,919)  (1,790,411)
                                                             -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (97,828,867)  (1,272,661)
                                                             -------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (93,790,669) $(1,285,818)
                                                             =============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                                  AXA/FRANKLIN
                                                            AXA/      AXA/FRANKLIN  AXA/FRANKLIN   TEMPLETON
                                                         CLEARBRIDGE    BALANCED      SMALL CAP    ALLOCATION
                                          AXA/AB SMALL    LARGE CAP     MANAGED     VALUE MANAGED   MANAGED       AXA/JANUS
                                          CAP GROWTH*      GROWTH*    VOLATILITY*    VOLATILITY*  VOLATILITY*    ENTERPRISE*
                                          ------------  ------------  ------------  ------------- ------------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $    489,594  $    267,426  $  2,574,307   $   127,960  $  1,651,073  $         --
 Expenses:
   Asset-based charges...................    5,313,418     2,069,898     1,145,945       262,837       944,321     4,065,915
                                          ------------  ------------  ------------   -----------  ------------  ------------
   Net Expenses..........................    5,313,418     2,069,898     1,145,945       262,837       944,321     4,065,915
                                          ------------  ------------  ------------   -----------  ------------  ------------

NET INVESTMENT INCOME (LOSS).............   (4,823,824)   (1,802,472)    1,428,362      (134,877)      706,752    (4,065,915)
                                          ------------  ------------  ------------   -----------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   10,489,331     1,224,304     2,666,520     1,296,385     2,773,059      (133,113)
   Net realized gain distribution from
    the Portfolios.......................   61,284,584    13,164,515     3,363,896     2,420,786    15,674,361    17,998,501
                                          ------------  ------------  ------------   -----------  ------------  ------------
 Net realized gain (loss)................   71,773,915    14,388,819     6,030,416     3,717,171    18,447,420    17,865,388
                                          ------------  ------------  ------------   -----------  ------------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (99,934,897)  (13,579,950)  (12,301,281)   (6,359,128)  (26,381,898)  (22,973,750)
                                          ------------  ------------  ------------   -----------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (28,160,982)      808,869    (6,270,865)   (2,641,957)   (7,934,478)   (5,108,362)
                                          ------------  ------------  ------------   -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $(32,984,806) $   (993,603) $ (4,842,503)  $(2,776,834) $ (7,227,726) $ (9,174,277)
                                          ============  ============  ============   ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                        AXA/TEMPLETON
                                           AXA/LOOMIS   GLOBAL EQUITY             CHARTER/SM/                     CHARTER/SM/
                                             SAYLES        MANAGED    CHARTER/SM/ MULTI-SECTOR CHARTER/SM/ SMALL  SMALL CAP
                                            GROWTH*      VOLATILITY*  MODERATE*      BOND*       CAP GROWTH*        VALUE*
                                          ------------  ------------- ----------  ------------ ---------------   ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $     85,093  $  1,380,968   $  5,907   $ 1,763,562   $  1,806,051     $  1,368,144
 Expenses:
   Asset-based charges...................    1,211,973       623,539      4,718     1,007,406        653,447        1,562,161
   Less: Reduction for expense
    limitation...........................           --            --         --            --         (1,032)          (3,761)
                                          ------------  ------------   --------   -----------   ------------     ------------
   Net Expenses..........................    1,211,973       623,539      4,718     1,007,406        652,415        1,558,400
                                          ------------  ------------   --------   -----------   ------------     ------------

NET INVESTMENT INCOME (LOSS).............   (1,126,880)      757,429      1,189       756,156      1,153,636         (190,256)
                                          ------------  ------------   --------   -----------   ------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    7,979,016     2,487,395     (3,316)   (1,398,413)     2,989,075        6,740,244
   Net realized gain distribution from
    the Portfolios.......................    9,132,595     4,658,942      5,608            --      3,688,205        1,667,426
                                          ------------  ------------   --------   -----------   ------------     ------------
 Net realized gain (loss)................   17,111,611     7,146,337      2,292    (1,398,413)     6,677,280        8,407,670
                                          ------------  ------------   --------   -----------   ------------     ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (19,594,762)  (14,446,897)   (27,271)     (818,004)   (10,738,671)     (23,564,739)
                                          ------------  ------------   --------   -----------   ------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (2,483,151)   (7,300,560)   (24,979)   (2,216,417)    (4,061,391)     (15,157,069)
                                          ------------  ------------   --------   -----------   ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $ (3,610,031) $ (6,543,131)  $(23,790)  $(1,460,261)  $ (2,907,755)    $(15,347,325)
                                          ============  ============   ========   ===========   ============     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                     EQ/CLEARBRIDGE
                                           EQ/AMERICAN   EQ/BLACKROCK   EQ/CAPITAL   SELECT EQUITY
                                           CENTURY MID   BASIC VALUE     GUARDIAN       MANAGED       EQ/COMMON    EQ/CORE BOND
                                          CAP VALUE*(A)    EQUITY*      RESEARCH*     VOLATILITY*    STOCK INDEX*     INDEX*
                                          ------------- -------------  ------------  -------------- -------------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $   485,524  $  12,580,055  $  1,278,991   $    945,375  $  30,944,238  $ 2,159,976
 Expenses:
   Asset-based charges...................      200,315      9,953,255     2,950,635        346,898     32,701,530    1,396,005
   Less: Reduction for expense
    limitation...........................           --             --            --             --     (6,150,820)          --
                                           -----------  -------------  ------------   ------------  -------------  -----------
   Net Expenses..........................      200,315      9,953,255     2,950,635        346,898     26,550,710    1,396,005
                                           -----------  -------------  ------------   ------------  -------------  -----------

NET INVESTMENT INCOME (LOSS).............      285,209      2,626,800    (1,671,644)       598,477      4,393,528      763,971
                                           -----------  -------------  ------------   ------------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     (114,911)    49,815,117    18,554,605      1,555,023    151,851,766     (670,503)
   Net realized gain distribution from
    the Portfolios.......................           --     64,451,826    25,552,876     12,268,055    112,122,900           --
                                           -----------  -------------  ------------   ------------  -------------  -----------
 Net realized gain (loss)................     (114,911)   114,266,943    44,107,481     13,823,078    263,974,666     (670,503)
                                           -----------  -------------  ------------   ------------  -------------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   (9,724,062)  (186,267,444)  (54,661,609)   (17,278,033)  (416,528,514)  (1,226,222)
                                           -----------  -------------  ------------   ------------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (9,838,973)   (72,000,501)  (10,554,128)    (3,454,955)  (152,553,848)  (1,896,725)
                                           -----------  -------------  ------------   ------------  -------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $(9,553,764) $ (69,373,701) $(12,225,772)  $ (2,856,478) $(148,160,320) $(1,132,754)
                                           ===========  =============  ============   ============  =============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                     EQ/EMERGING                     EQ/FIDELITY      EQ/FRANKLIN                EQ/GOLDMAN
                                       MARKETS    EQ/EQUITY 500  INSTITUTIONAL AM/SM    RISING      EQ/GLOBAL   SACHS MID CAP
                                     EQUITY PLUS*    INDEX*        /LARGE CAP*(A)    DIVIDENDS*(A)  BOND PLUS*    VALUE*(A)
                                     ------------ -------------  ------------------- ------------- -----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $   201,423  $  25,119,926     $  1,033,470       $  2,345    $   680,204   $   120,660
 Expenses:
   Asset-based charges..............     179,958     21,875,936        1,062,557          1,222        643,694       135,883
                                     -----------  -------------     ------------       --------    -----------   -----------
   Net Expenses.....................     179,958     21,875,936        1,062,557          1,222        643,694       135,883
                                     -----------  -------------     ------------       --------    -----------   -----------

NET INVESTMENT INCOME (LOSS)........      21,465      3,243,990          (29,087)         1,123         36,510       (15,223)
                                     -----------  -------------     ------------       --------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     566,174     80,773,559         (722,527)          (181)      (888,604)      (56,646)
   Net realized gain distribution
    from the Portfolios.............      86,579     38,352,410               --             --             --            --
                                     -----------  -------------     ------------       --------    -----------   -----------
 Net realized gain (loss)...........     652,753    119,125,969         (722,527)          (181)      (888,604)      (56,646)
                                     -----------  -------------     ------------       --------    -----------   -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  (3,338,002)  (226,237,774)     (50,425,726)       (65,283)      (697,937)   (5,216,599)
                                     -----------  -------------     ------------       --------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  (2,685,249)  (107,111,805)     (51,148,253)       (65,464)    (1,586,541)   (5,273,245)
                                     -----------  -------------     ------------       --------    -----------   -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $(2,663,784) $(103,867,815)    $(51,177,340)      $(64,341)   $(1,550,031)  $(5,288,468)
                                     ===========  =============     ============       ========    ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                              EQ/
                                          INTERMEDIATE      EQ/                    EQ/INVESCO    EQ/INVESCO
                                           GOVERNMENT  INTERNATIONAL  EQ/INVESCO   GLOBAL REAL  INTERNATIONAL    EQ/IVY
                                             BOND*     EQUITY INDEX*  COMSTOCK*    ESTATE*(A)    GROWTH*(A)    ENERGY*(A)
                                          ------------ ------------- ------------  -----------  ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $ 648,462   $  8,951,575  $  1,914,476  $   485,010   $   163,238  $     47,633
 Expenses:
   Asset-based charges...................    654,260      4,943,054     1,597,040      214,969       189,237       114,421
   Less: Reduction for expense
    limitation...........................     (2,959)            --            --           --            --            --
                                           ---------   ------------  ------------  -----------   -----------  ------------
   Net Expenses..........................    651,301      4,943,054     1,597,040      214,969       189,237       114,421
                                           ---------   ------------  ------------  -----------   -----------  ------------

NET INVESTMENT INCOME (LOSS).............     (2,839)     4,008,521       317,436      270,041       (25,999)      (66,788)
                                           ---------   ------------  ------------  -----------   -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   (115,307)     3,027,510     5,732,865       37,100       (52,073)     (575,760)
   Net realized gain distribution from
    the Portfolios.......................         --             --     5,001,487           --            --            --
                                           ---------   ------------  ------------  -----------   -----------  ------------
 Net realized gain (loss)................   (115,307)     3,027,510    10,734,352       37,100       (52,073)     (575,760)
                                           ---------   ------------  ------------  -----------   -----------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........   (147,332)   (69,984,100)  (27,806,770)  (1,588,691)   (4,051,141)  (17,327,646)
                                           ---------   ------------  ------------  -----------   -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (262,639)   (66,956,590)  (17,072,418)  (1,551,591)   (4,103,214)  (17,903,406)
                                           ---------   ------------  ------------  -----------   -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $(265,478)  $(62,948,069) $(16,754,982) $(1,281,550)  $(4,129,213) $(17,970,194)
                                           =========   ============  ============  ===========   ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                                     EQ/LAZARD
                                                          EQ/JPMORGAN                                 EMERGING      EQ/MFS
                                          EQ/IVY MID CAP     VALUE      EQ/LARGE CAP  EQ/LARGE CAP    MARKETS    INTERNATIONAL
                                            GROWTH*(A)   OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*   EQUITY*(A)     GROWTH*
                                          -------------- -------------- ------------- ------------  -----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $     14,828   $  1,725,845  $  1,995,095  $  1,931,105  $   366,521  $  1,454,462
 Expenses:
   Asset-based charges...................       403,445      1,971,642     3,892,864     1,140,924      526,067     1,947,124
                                           ------------   ------------  ------------  ------------  -----------  ------------
   Net Expenses..........................       403,445      1,971,642     3,892,864     1,140,924      526,067     1,947,124
                                           ------------   ------------  ------------  ------------  -----------  ------------

NET INVESTMENT INCOME (LOSS).............      (388,617)      (245,797)   (1,897,769)      790,181     (159,546)     (492,662)
                                           ------------   ------------  ------------  ------------  -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      (199,228)     7,572,170    13,318,707     2,499,469       32,865     3,481,187
   Net realized gain distribution from
    the Portfolios.......................            --     13,256,205    18,988,967     3,807,440           --    15,009,358
                                           ------------   ------------  ------------  ------------  -----------  ------------
 Net realized gain (loss)................      (199,228)    20,828,375    32,307,674     6,306,909       32,865    18,490,545
                                           ------------   ------------  ------------  ------------  -----------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........   (14,300,034)   (48,790,083)  (40,899,073)  (16,515,277)  (2,644,086)  (35,257,217)
                                           ------------   ------------  ------------  ------------  -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (14,499,262)   (27,961,708)   (8,591,399)  (10,208,368)  (2,611,221)  (16,766,672)
                                           ------------   ------------  ------------  ------------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $(14,887,879)  $(28,207,505) $(10,489,168) $ (9,418,187) $(2,770,767) $(17,259,334)
                                           ============   ============  ============  ============  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                             EQ/MFS                                                                   EQ/
                                          INTERNATIONAL     EQ/MFS     EQ/MFS UTILITIES   EQ/MID CAP   EQ/MONEY   OPPENHEIMER
                                            VALUE*(A)   TECHNOLOGY*(A)    SERIES*(A)        INDEX*     MARKET*      GLOBAL*
                                          ------------- -------------- ---------------- -------------  --------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $         --   $         --    $   557,857    $   7,489,323  $888,476  $    697,872
 Expenses:
   Asset-based charges...................    1,159,296        410,657        280,793        8,675,739   811,507     2,336,358
   Less: Reduction for expense
    limitation...........................           --             --             --               --   (51,795)           --
                                          ------------   ------------    -----------    -------------  --------  ------------
   Net Expenses..........................    1,159,296        410,657        280,793        8,675,739   759,712     2,336,358
                                          ------------   ------------    -----------    -------------  --------  ------------

NET INVESTMENT INCOME (LOSS).............   (1,159,296)      (410,657)       277,064       (1,186,416)  128,764    (1,638,486)
                                          ------------   ------------    -----------    -------------  --------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     (223,258)      (608,223)       (66,087)      37,645,786     1,170     8,720,946
   Net realized gain distribution from
    the Portfolios.......................           --             --             --       51,379,061        --     5,094,565
                                          ------------   ------------    -----------    -------------  --------  ------------
 Net realized gain (loss)................     (223,258)      (608,223)       (66,087)      89,024,847     1,170    13,815,511
                                          ------------   ------------    -----------    -------------  --------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (20,109,335)   (17,211,489)    (4,285,066)    (175,210,975)    2,056   (40,603,490)
                                          ------------   ------------    -----------    -------------  --------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (20,332,593)   (17,819,712)    (4,351,153)     (86,186,128)    3,226   (26,787,979)
                                          ------------   ------------    -----------    -------------  --------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $(21,491,889)  $(18,230,369)   $(4,074,089)   $ (87,372,544) $131,990  $(28,426,465)
                                          ============   ============    ===========    =============  ========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                           EQ/PIMCO                                                 EQ/T. ROWE
                                          GLOBAL REAL  EQ/PIMCO ULTRA  EQ/QUALITY     EQ/SMALL     PRICE GROWTH  EQ/UBS GROWTH
                                            RETURN*     SHORT BOND*    BOND PLUS*  COMPANY INDEX*     STOCK*       & INCOME*
                                          -----------  -------------- -----------  -------------- -------------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $   950,024    $1,543,615   $ 1,277,265   $  3,096,130  $          --  $    139,734
 Expenses:
   Asset-based charges...................     433,831       992,324       973,629      4,079,269      8,498,394       530,030
                                          -----------    ----------   -----------   ------------  -------------  ------------
   Net Expenses..........................     433,831       992,324       973,629      4,079,269      8,498,394       530,030
                                          -----------    ----------   -----------   ------------  -------------  ------------

NET INVESTMENT INCOME (LOSS).............     516,193       551,291       303,636       (983,139)    (8,498,394)     (390,296)
                                          -----------    ----------   -----------   ------------  -------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      91,701        46,442      (849,865)     7,149,385     44,447,969       428,437
   Net realized gain distribution from
    the Portfolios.......................          --            --            --     26,855,430     54,046,607     4,399,455
                                          -----------    ----------   -----------   ------------  -------------  ------------
 Net realized gain (loss)................      91,701        46,442      (849,865)    34,004,815     98,494,576     4,827,892
                                          -----------    ----------   -----------   ------------  -------------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (1,536,910)     (817,647)     (422,620)   (71,723,231)  (112,379,659)  (10,136,559)
                                          -----------    ----------   -----------   ------------  -------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (1,445,209)     (771,205)   (1,272,485)   (37,718,416)   (13,885,083)   (5,308,667)
                                          -----------    ----------   -----------   ------------  -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $  (929,016)   $ (219,914)  $  (968,849)  $(38,701,555) $ (22,383,477) $ (5,698,963)
                                          ===========    ==========   ===========   ============  =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                FIDELITY(R) VIP FIDELITY(R) VIP INVESCO V.I.                    INVESCO V.I. MID INVESCO V.I.
                                 EQUITY-INCOME      MID CAP      DIVERSIFIED  INVESCO V.I. HIGH     CAP CORE      SMALL CAP
                                   PORTFOLIO       PORTFOLIO    DIVIDEND FUND    YIELD FUND       EQUITY FUND    EQUITY FUND
                                --------------- --------------- ------------- ----------------- ---------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................   $   278,864    $    239,979    $ 1,100,162     $ 2,072,492      $    25,416    $        --
 Expenses:
   Asset-based charges.........       149,024         694,777        537,866         514,021          274,728        133,285
                                  -----------    ------------    -----------     -----------      -----------    -----------
   Net Expenses................       149,024         694,777        537,866         514,021          274,728        133,285
                                  -----------    ------------    -----------     -----------      -----------    -----------

NET INVESTMENT INCOME (LOSS)...       129,840        (454,798)       562,296       1,558,471         (249,312)      (133,285)
                                  -----------    ------------    -----------     -----------      -----------    -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............      (142,240)        (28,389)       878,948        (460,676)        (402,041)      (258,626)
   Net realized gain
    distribution from the
    Portfolios.................       592,871       4,725,136      1,765,217              --        3,255,822        742,817
                                  -----------    ------------    -----------     -----------      -----------    -----------
 Net realized gain (loss)......       450,631       4,696,747      2,644,165        (460,676)       2,853,781        484,191
                                  -----------    ------------    -----------     -----------      -----------    -----------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................    (1,857,002)    (13,889,386)    (7,702,035)     (3,103,631)      (5,481,418)    (2,044,733)
                                  -----------    ------------    -----------     -----------      -----------    -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....    (1,406,371)     (9,192,639)    (5,057,870)     (3,564,307)      (2,627,637)    (1,560,542)
                                  -----------    ------------    -----------     -----------      -----------    -----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................   $(1,276,531)   $ (9,647,437)   $(4,495,574)    $(2,005,836)     $(2,876,949)   $(1,693,827)
                                  ===========    ============    ===========     ===========      ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                          MFS(R)
                                                                                       MASSACHUSETTS
                                                                                         INVESTORS    MULTIMANAGER
                                          IVY VIP HIGH  IVY VIP SMALL MFS(R) INVESTORS GROWTH STOCK    AGGRESSIVE   MULTIMANAGER
                                             INCOME      CAP GROWTH     TRUST SERIES     PORTFOLIO      EQUITY*      CORE BOND*
                                          ------------  ------------- ---------------- ------------- -------------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $ 15,122,219  $    112,741    $    82,031     $    64,657  $     859,541  $ 2,892,113
 Expenses:
   Asset-based charges...................    2,940,255       386,098        229,121         231,971      9,070,088    1,316,604
   Less: Reduction for expense
    limitation...........................           --            --             --              --     (2,968,442)          --
                                          ------------  ------------    -----------     -----------  -------------  -----------
   Net Expenses..........................    2,940,255       386,098        229,121         231,971      6,101,646    1,316,604
                                          ------------  ------------    -----------     -----------  -------------  -----------

NET INVESTMENT INCOME (LOSS).............   12,181,964      (273,357)      (147,090)       (167,314)    (5,242,105)   1,575,509
                                          ------------  ------------    -----------     -----------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   (4,716,660)       79,398        219,297         257,556     55,253,492   (1,316,775)
   Net realized gain distribution from
    the Portfolios.......................           --    10,614,739        826,170       1,142,629     65,018,958           --
                                          ------------  ------------    -----------     -----------  -------------  -----------
 Net realized gain (loss)................   (4,716,660)   10,694,137      1,045,467       1,400,185    120,272,450   (1,316,775)
                                          ------------  ------------    -----------     -----------  -------------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (15,678,262)  (12,791,904)    (2,141,705)     (1,370,533)  (116,807,236)  (2,143,913)
                                          ------------  ------------    -----------     -----------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (20,394,922)   (2,097,767)    (1,096,238)         29,652      3,465,214   (3,460,688)
                                          ------------  ------------    -----------     -----------  -------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $ (8,212,958) $ (2,371,124)   $(1,243,328)    $  (137,662) $  (1,776,891) $(1,885,179)
                                          ============  ============    ===========     ===========  =============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                                      PIMCO
                                                                                                  COMMODITYREAL
                                          MULTIMANAGER                               OPPENHEIMER    RETURN(R)
                                            MID CAP      MULTIMANAGER  MULTIMANAGER  MAIN STREET    STRATEGY    TARGET 2015
                                            GROWTH*     MID CAP VALUE* TECHNOLOGY*   FUND(R)/VA     PORTFOLIO   ALLOCATION*
                                          ------------  -------------- ------------  -----------  ------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $         --   $    397,384  $    327,161  $    59,259   $   164,098  $   298,251
 Expenses:
   Asset-based charges...................    1,109,982        686,201     2,765,714       72,611        98,628      231,534
                                          ------------   ------------  ------------  -----------   -----------  -----------
   Net Expenses..........................    1,109,982        686,201     2,765,714       72,611        98,628      231,534
                                          ------------   ------------  ------------  -----------   -----------  -----------

NET INVESTMENT INCOME (LOSS).............   (1,109,982)      (288,817)   (2,438,553)     (13,352)       65,470       66,717
                                          ------------   ------------  ------------  -----------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      598,346      3,822,889    14,077,041      (47,560)     (828,778)    (107,213)
   Net realized gain distribution from
    the Portfolios.......................   11,145,400      4,158,504    23,067,157      577,455            --    1,266,766
                                          ------------   ------------  ------------  -----------   -----------  -----------
 Net realized gain (loss)................   11,743,746      7,981,393    37,144,198      529,895      (828,778)   1,159,553
                                          ------------   ------------  ------------  -----------   -----------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (15,777,013)   (14,864,089)  (32,677,736)  (1,140,842)     (574,450)  (2,208,330)
                                          ------------   ------------  ------------  -----------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (4,033,267)    (6,882,696)    4,466,462     (610,947)   (1,403,228)  (1,048,777)
                                          ------------   ------------  ------------  -----------   -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $ (5,143,249)  $ (7,171,513) $  2,027,909  $  (624,299)  $(1,337,758) $  (982,060)
                                          ============   ============  ============  ===========   ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                                TEMPLETON   VANECK VIP
                                          TARGET 2025   TARGET 2035  TARGET 2045  TARGET 2055  GLOBAL BOND  GLOBAL HARD
                                          ALLOCATION*   ALLOCATION*  ALLOCATION*  ALLOCATION*   VIP FUND    ASSETS FUND
                                          -----------  ------------  -----------  -----------  -----------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $ 1,286,843  $  1,355,527  $ 1,125,823  $   211,302  $        --  $        --
 Expenses:
   Asset-based charges...................     944,723     1,041,765      891,206      126,358      796,140      287,738
                                          -----------  ------------  -----------  -----------  -----------  -----------
   Net Expenses..........................     944,723     1,041,765      891,206      126,358      796,140      287,738
                                          -----------  ------------  -----------  -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS).............     342,120       313,762      234,617       84,944     (796,140)    (287,738)
                                          -----------  ------------  -----------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   1,703,369     2,001,262    1,529,118      261,076   (1,205,061)      (3,572)
   Net realized gain distribution from
    the Portfolios.......................   1,773,810     1,063,419      757,354           --           --           --
                                          -----------  ------------  -----------  -----------  -----------  -----------
 Net realized gain (loss)................   3,477,179     3,064,681    2,286,472      261,076   (1,205,061)      (3,572)
                                          -----------  ------------  -----------  -----------  -----------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (9,540,120)  (10,812,385)  (9,522,936)  (1,805,624)   2,506,650   (6,941,302)
                                          -----------  ------------  -----------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (6,062,941)   (7,747,704)  (7,236,464)  (1,544,548)   1,301,589   (6,944,874)
                                          -----------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $(5,720,821) $ (7,433,942) $(7,001,847) $(1,459,604) $   505,449  $(7,232,612)
                                          ===========  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                             1290 VT CONVERTIBLE    1290 VT DOUBLELINE
                                                               SECURITIES*(A)       DYNAMIC ALLOCATION*
                                                             ------------------- ------------------------
                                                                    2018             2018         2017
                                                             ------------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...............................       $   359       $    44,648  $   (61,181)
 Net realized gain (loss)...................................           298           374,883      585,922
 Net change in unrealized appreciation (depreciation) of
   investments..............................................        (1,305)       (1,020,808)     235,054
                                                                   -------       -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................          (648)         (601,277)     759,795
                                                                   -------       -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................            --         1,827,194    2,826,192
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................        15,712        (1,394,588)     231,782
 Redemptions for contract benefits and terminations.........            --          (521,527)    (353,359)
 Contract maintenance charges...............................            --           (17,642)     (17,186)
                                                                   -------       -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................        15,712          (106,563)   2,687,429
                                                                   -------       -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................            (9)               --           --
                                                                   -------       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................        15,055          (707,840)   3,447,224
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................            --        11,439,951    7,992,727
                                                                   -------       -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.........................       $15,055       $10,732,111  $11,439,951
                                                                   =======       ===========  ===========

                                                               1290 VT DOUBLELINE
                                                               OPPORTUNISTIC BOND*
                                                             ----------------------
                                                                2018        2017
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  170,653  $   45,924
 Net realized gain (loss)...................................    (25,393)     23,767
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (286,996)     27,776
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (141,736)     97,467
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  2,825,241   2,558,849
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    366,566   1,369,980
 Redemptions for contract benefits and terminations.........   (495,722)   (201,454)
 Contract maintenance charges...............................     (7,289)     (3,285)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  2,688,796   3,724,090
                                                             ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................         69          24
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  2,547,129   3,821,581
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  6,424,654   2,603,073
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $8,971,783  $6,424,654
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                          1290 VT GAMCO MERGERS &
                                                               1290 VT EQUITY INCOME*          ACQUISITIONS*
                                                             --------------------------  ------------------------
                                                                 2018          2017          2018         2017
                                                             ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    833,150  $    479,385  $    31,117  $  (189,170)
 Net realized gain (loss)...................................   27,167,058     7,789,786      362,041    1,031,939
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (42,246,578)    6,720,240   (1,430,500)     (29,389)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (14,246,370)   14,989,411   (1,037,342)     813,380
                                                             ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    7,180,698     7,856,128      868,191      882,555
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (4,613,175)   (4,245,730)     453,952     (386,444)
 Redemptions for contract benefits and terminations.........   (9,240,480)   (8,740,223)  (1,784,240)  (1,712,561)
 Contract maintenance charges...............................      (59,071)      (64,702)      (8,028)      (9,022)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (6,732,028)   (5,194,527)    (470,125)  (1,225,472)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................           --            --           --           --
                                                             ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (20,978,398)    9,794,884   (1,507,467)    (412,092)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  117,548,027   107,753,143   17,251,838   17,663,930
                                                             ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 96,569,629  $117,548,027  $15,744,371  $17,251,838
                                                             ============  ============  ===========  ===========

                                                                   1290 VT GAMCO SMALL
                                                                     COMPANY VALUE*
                                                             ------------------------------
                                                                  2018            2017
                                                             --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (7,267,911) $   (5,893,233)
 Net realized gain (loss)...................................     82,877,340     114,847,311
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (254,592,184)     22,857,391
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (178,982,755)    131,811,469
                                                             --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    117,673,584     104,649,861
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (10,044,077)     (8,487,385)
 Redemptions for contract benefits and terminations.........    (70,418,328)    (59,679,262)
 Contract maintenance charges...............................       (668,451)       (617,064)
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     36,542,728      35,866,150
                                                             --------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................             --              11
                                                             --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (142,440,027)    167,677,630
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,046,148,780     878,471,150
                                                             --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $  903,708,753  $1,046,148,780
                                                             ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                          1290 VT LOW
                                                                                       VOLATILITY GLOBAL
                                                             1290 VT HIGH YIELD BOND*     EQUITY*(A)     1290 VT MICRO CAP*(A)
                                                             ------------------------  ----------------- ---------------------
                                                                 2018         2017           2018                2018
                                                             -----------  -----------  ----------------- ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   634,183  $   464,532       $   361            $   (133)
 Net realized gain (loss)...................................     (68,814)       1,632            19               7,813
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,069,763)      38,310          (925)            (14,850)
                                                             -----------  -----------       -------            --------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (504,394)     504,474          (545)             (7,170)
                                                             -----------  -----------       -------            --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,177,511    2,821,079            --                  --
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     103,287    1,756,396        15,713             143,924
 Redemptions for contract benefits and terminations.........  (1,274,101)    (630,019)           --                  --
 Contract maintenance charges...............................     (14,162)     (10,212)           --                  --
                                                             -----------  -----------       -------            --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,992,535    3,937,244        15,713             143,924
                                                             -----------  -----------       -------            --------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................         194          218            --                  --
                                                             -----------  -----------       -------            --------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,488,335    4,441,936        15,168             136,754
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  12,964,584    8,522,648            --                  --
                                                             -----------  -----------       -------            --------

NET ASSETS -- END OF YEAR OR PERIOD......................... $14,452,919  $12,964,584       $15,168            $136,754
                                                             ===========  ===========       =======            ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                1290 VT SMALL CAP       1290 VT SMARTBETA
                                                                    VALUE*(B)                EQUITY*
                                                             ----------------------  ----------------------
                                                                2018        2017        2018        2017
                                                             ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    5,283  $       69  $    8,202  $    5,589
 Net realized gain (loss)...................................    183,092      85,377     122,157      46,088
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (721,376)     81,552    (297,969)     84,138
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (533,001)    166,998    (167,610)    135,815
                                                             ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    961,124     389,684     998,255     552,562
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    868,118     878,577     483,176     213,603
 Redemptions for contract benefits and terminations.........   (114,105)    (31,573)    (64,976)    (35,792)
 Contract maintenance charges...............................     (1,794)       (543)     (2,773)     (1,166)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  1,713,343   1,236,145   1,413,682     729,207
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................         --       7,693         245           8
                                                             ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  1,180,342   1,410,836   1,246,317     865,030
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,717,403     306,567   1,257,343     392,313
                                                             ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,897,745  $1,717,403  $2,503,660  $1,257,343
                                                             ==========  ==========  ==========  ==========

                                                                 1290 VT SOCIALLY
                                                                   RESPONSIBLE*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (167,692) $  (103,722)
 Net realized gain (loss)...................................   3,810,491   10,052,672
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (6,618,422)  (1,308,284)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (2,975,623)   8,640,666
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   4,593,592    4,180,415
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,190,221)      45,188
 Redemptions for contract benefits and terminations.........  (3,717,763)  (3,967,656)
 Contract maintenance charges...............................     (36,714)     (36,269)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (351,106)     221,678
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          13           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (3,326,716)   8,862,344
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  54,485,686   45,623,342
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $51,158,970  $54,485,686
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)1290 VT Small Cap Value replaced AXA/Pacific Global Small Cap Value due to a fund merger on May 19, 2017.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                             AMERICAN FUNDS
                                                                     ALL ASSET             INSURANCE SERIES(R)
                                                                 GROWTH-ALT 20*(C)            BOND FUND/SM/
                                                             -------------------------  ------------------------
                                                                 2018          2017         2018         2017
                                                             ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    457,762  $   280,502  $   511,619  $   360,927
 Net realized gain (loss)...................................    3,610,624    2,415,884     (303,569)     320,055
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (11,303,094)   7,130,818   (1,122,030)     105,916
                                                             ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (7,234,708)   9,827,204     (913,980)     786,898
                                                             ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    9,744,343   10,059,817    7,543,145    8,877,675
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (5,081,458)   9,762,014     (481,721)   2,087,602
 Redemptions for contract benefits and terminations.........   (5,311,578)  (4,654,273)  (3,710,204)  (3,371,718)
 Contract maintenance charges...............................      (79,159)     (76,809)     (35,073)     (29,736)
                                                             ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     (727,852)  15,090,749    3,316,147    7,563,823
                                                             ------------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          (12)          --          109           47
                                                             ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (7,962,572)  24,917,953    2,402,276    8,350,768
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   84,044,489   59,126,536   44,600,136   36,249,368
                                                             ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 76,081,917  $84,044,489  $47,002,412  $44,600,136
                                                             ============  ===========  ===========  ===========

                                                                  AXA 400 MANAGED
                                                                    VOLATILITY*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (41,602) $   (63,614)
 Net realized gain (loss)...................................   1,607,820    1,879,884
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (3,897,684)     126,064
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (2,331,466)   1,942,334
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,342,731    2,389,135
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     181,970      931,910
 Redemptions for contract benefits and terminations.........  (1,312,501)  (1,017,387)
 Contract maintenance charges...............................     (14,218)     (11,094)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,197,982    2,292,564
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (1,133,484)   4,234,898
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  16,487,022   12,252,124
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $15,353,538  $16,487,022
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                  AXA 500 MANAGED          AXA 2000 MANAGED
                                                                    VOLATILITY*              VOLATILITY*
                                                             ------------------------  -----------------------
                                                                 2018         2017         2018        2017
                                                             -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (24,540) $    (5,439) $   (35,411) $  (31,676)
 Net realized gain (loss)...................................   2,076,477    1,474,027      824,534     726,639
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (4,040,654)   2,586,720   (1,917,408)    144,948
                                                             -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (1,988,717)   4,055,308   (1,128,285)    839,911
                                                             -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,185,015    3,376,075    1,189,622   1,084,825
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     122,400    1,162,075      302,255     402,188
 Redemptions for contract benefits and terminations.........  (1,749,913)  (1,394,190)    (690,143)   (422,851)
 Contract maintenance charges...............................     (22,063)     (19,171)      (6,922)     (5,297)
                                                             -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,535,439    3,124,789      794,812   1,058,865
                                                             -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          --           --           --          --
                                                             -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (453,278)   7,180,097     (333,473)  1,898,776
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  26,601,305   19,421,208    7,758,560   5,859,784
                                                             -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $26,148,027  $26,601,305  $ 7,425,087  $7,758,560
                                                             ===========  ===========  ===========  ==========

                                                                    AXA AGGRESSIVE
                                                                     ALLOCATION*
                                                             ---------------------------
                                                                  2018          2017
                                                             -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   2,447,018  $  1,969,476
 Net realized gain (loss)...................................    54,467,651    34,710,276
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (127,309,715)   70,918,410
                                                             -------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (70,395,046)  107,598,162
                                                             -------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    64,930,791    66,849,066
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (21,537,693)  (25,264,632)
 Redemptions for contract benefits and terminations.........   (45,523,069)  (39,630,091)
 Contract maintenance charges...............................      (888,079)     (911,576)
                                                             -------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (3,018,050)    1,042,767
                                                             -------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................           140            --
                                                             -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (73,412,956)  108,640,929
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   719,519,440   610,878,511
                                                             -------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 646,106,484  $719,519,440
                                                             =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                    AXA BALANCED              AXA CONSERVATIVE
                                                                      STRATEGY*                  ALLOCATION*
                                                             --------------------------  --------------------------
                                                                 2018          2017          2018          2017
                                                             ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (110,434) $      1,447  $    276,946  $   (123,788)
 Net realized gain (loss)...................................    5,698,245     3,429,893     1,556,488     2,233,267
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (12,443,190)    7,108,515    (4,653,684)    1,871,339
                                                             ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (6,855,379)   10,539,855    (2,820,250)    3,980,818
                                                             ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    5,676,529     7,958,859     7,504,901    10,012,075
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     (303,746)   (1,722,281)   (2,269,399)   (4,473,950)
 Redemptions for contract benefits and terminations.........   (9,970,672)   (7,728,350)  (11,572,474)  (15,072,270)
 Contract maintenance charges...............................   (1,279,528)   (1,242,397)     (180,213)     (188,367)
                                                             ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (5,877,417)   (2,734,169)   (6,517,185)   (9,722,512)
                                                             ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................        2,513            --           234            --
                                                             ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (12,730,283)    7,805,686    (9,337,201)   (5,741,694)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  132,739,997   124,934,311   106,475,791   112,217,485
                                                             ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $120,009,714  $132,739,997  $ 97,138,590  $106,475,791
                                                             ============  ============  ============  ============

                                                                 AXA CONSERVATIVE
                                                                 GROWTH STRATEGY*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $     3,158  $     2,634
 Net realized gain (loss)...................................   1,090,053      749,021
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,483,394)   1,054,261
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (1,390,183)   1,805,916
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,686,033    4,011,805
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     614,295      629,610
 Redemptions for contract benefits and terminations.........  (2,353,452)  (2,233,482)
 Contract maintenance charges...............................    (136,900)    (140,051)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,809,976    2,267,882
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          --          256
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................     419,793    4,074,054
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  29,665,387   25,591,333
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $30,085,180  $29,665,387
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                 AXA CONSERVATIVE         AXA CONSERVATIVE-PLUS
                                                                     STRATEGY*                 ALLOCATION*
                                                             ------------------------  --------------------------
                                                                 2018         2017         2018          2017
                                                             -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $     1,911  $   (12,489) $    568,769  $     (7,686)
 Net realized gain (loss)...................................     274,982      200,424     8,760,387     7,920,438
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (518,616)     104,752   (19,621,941)    7,537,358
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (241,723)     292,687   (10,292,785)   15,450,110
                                                             -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     787,459    1,776,900    22,882,666    24,313,298
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     (93,549)    (547,168)   (7,949,747)   (6,457,886)
 Redemptions for contract benefits and terminations.........  (1,309,654)  (1,371,903)  (22,214,334)  (18,801,617)
 Contract maintenance charges...............................     (61,097)     (63,149)     (375,162)     (387,874)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (676,841)    (205,320)   (7,656,577)   (1,334,079)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................         (25)          (6)            5            (5)
                                                             -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (918,589)      87,361   (17,949,357)   14,116,026
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   9,801,642    9,714,281   220,562,922   206,446,896
                                                             -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 8,883,053  $ 9,801,642  $202,613,565  $220,562,922
                                                             ===========  ===========  ============  ============

                                                                  AXA GLOBAL EQUITY
                                                                 MANAGED VOLATILITY*
                                                             --------------------------
                                                                 2018          2017
                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $ (1,006,250) $   (759,092)
 Net realized gain (loss)...................................   45,457,453    16,333,892
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (95,627,850)   67,124,599
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (51,176,647)   82,699,399
                                                             ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   20,032,246    20,628,976
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (12,767,709)  (16,792,956)
 Redemptions for contract benefits and terminations.........  (29,654,825)  (28,836,491)
 Contract maintenance charges...............................     (197,004)     (214,731)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (22,587,292)  (25,215,202)
                                                             ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................           --            --
                                                             ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (73,763,939)   57,484,197
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  406,245,555   348,761,358
                                                             ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $332,481,616  $406,245,555
                                                             ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                          AXA INTERNATIONAL
                                                                                            CORE MANAGED
                                                              AXA GROWTH STRATEGY*           VOLATILITY*
                                                             ----------------------  --------------------------
                                                                2018        2017         2018          2017
                                                             ----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $      (38) $    5,183  $    718,932  $    647,447
 Net realized gain (loss)...................................     79,665      23,503     3,938,397     5,388,222
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (176,494)    141,180   (32,353,036)   30,381,573
                                                             ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (96,867)    169,866   (27,695,707)   36,417,242
                                                             ----------  ----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................      6,726       6,500    10,940,217    11,295,744
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................         --          --    (3,673,355)   (6,850,515)
 Redemptions for contract benefits and terminations.........   (143,921)    (17,915)  (13,137,648)  (12,305,220)
 Contract maintenance charges...............................        (13)         --       (87,652)      (96,779)
                                                             ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (137,208)    (11,415)   (5,958,438)   (7,956,770)
                                                             ----------  ----------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................         (8)          4            --            --
                                                             ----------  ----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (234,083)    158,455   (33,654,145)   28,460,472
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,528,380   1,369,925   178,944,059   150,483,587
                                                             ----------  ----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,294,297  $1,528,380  $145,289,914  $178,944,059
                                                             ==========  ==========  ============  ============

                                                                 AXA INTERNATIONAL
                                                                MANAGED VOLATILITY*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    80,635  $   108,370
 Net realized gain (loss)...................................     100,301       18,698
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,245,687)   1,970,554
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (2,064,751)   2,097,622
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,743,123    1,737,877
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     190,789      523,304
 Redemptions for contract benefits and terminations.........    (826,577)    (802,225)
 Contract maintenance charges...............................      (8,510)      (7,814)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,098,825    1,451,142
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (965,926)   3,548,764
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  12,261,216    8,712,452
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $11,295,290  $12,261,216
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                  AXA INTERNATIONAL
                                                                    VALUE MANAGED           AXA LARGE CAP CORE
                                                                     VOLATILITY*            MANAGED VOLATILITY*
                                                             --------------------------  ------------------------
                                                                 2018          2017          2018         2017
                                                             ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    768,344  $  1,174,844  $   (84,153) $   (86,241)
 Net realized gain (loss)...................................    3,214,629     5,026,755    5,045,042    3,883,178
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (36,821,113)   29,985,219   (7,407,438)   2,042,836
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (32,838,140)   36,186,818   (2,446,549)   5,839,773
                                                             ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   10,061,785    10,607,335    1,482,087    1,435,222
 Transfers between Variable Investment Options including
   guaranteed interest account, net ........................   (5,249,871)   (7,756,048)      61,233     (136,938)
 Redemptions for contract benefits and terminations.........  (13,911,637)  (14,367,191)  (2,887,363)  (2,820,505)
 Contract maintenance charges...............................      (91,852)     (102,919)     (16,668)     (18,711)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (9,191,575)  (11,618,823)  (1,360,711)  (1,540,932)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................           --            --           --            5
                                                             ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (42,029,715)   24,567,995   (3,807,260)   4,298,846
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  194,754,765   170,186,770   33,729,355   29,430,509
                                                             ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $152,725,050  $194,754,765  $29,922,095  $33,729,355
                                                             ============  ============  ===========  ===========

                                                                 AXA LARGE CAP GROWTH
                                                                 MANAGED VOLATILITY*
                                                             ---------------------------
                                                                  2018          2017
                                                             -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (6,336,120) $ (5,699,204)
 Net realized gain (loss)...................................   117,814,118    94,834,679
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (138,387,476)   79,277,500
                                                             -------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (26,909,478)  168,412,975
                                                             -------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    26,075,022    25,758,944
 Transfers between Variable Investment Options including
   guaranteed interest account, net ........................   (26,559,122)  (24,040,454)
 Redemptions for contract benefits and terminations.........   (53,207,041)  (49,374,217)
 Contract maintenance charges...............................      (367,590)     (379,487)
                                                             -------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (54,058,731)  (48,035,214)
                                                             -------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................            13            --
                                                             -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (80,968,196)  120,377,761
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   751,883,821   631,506,060
                                                             -------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 670,915,625  $751,883,821
                                                             =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                 AXA LARGE CAP VALUE           AXA MID CAP VALUE
                                                                 MANAGED VOLATILITY*          MANAGED VOLATILITY*
                                                             ---------------------------  ---------------------------
                                                                  2018          2017           2018          2017
                                                             -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   9,604,119  $  1,741,083  $    (554,857) $ (1,298,808)
 Net realized gain (loss)...................................    99,652,554    67,834,636     74,725,123    71,076,833
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (200,567,880)   31,025,467   (144,651,271)  (17,164,373)
                                                             -------------  ------------  -------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (91,311,207)  100,601,186    (70,481,005)   52,613,652
                                                             -------------  ------------  -------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    27,313,942    28,496,056     19,011,601    19,703,289
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (23,740,687)  (27,610,091)   (16,838,888)  (15,554,663)
 Redemptions for contract benefits and terminations.........   (69,251,905)  (66,058,298)   (39,384,341)  (38,257,554)
 Contract maintenance charges...............................      (401,191)     (445,812)      (236,788)     (261,461)
 Adjustments to net assets allocated to contracts in payout
   period...................................................       737,230        32,628             --            --
                                                             -------------  ------------  -------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (65,342,611)  (65,585,517)   (37,448,416)  (34,370,389)
                                                             -------------  ------------  -------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................      (891,995)      (77,852)             5             9
                                                             -------------  ------------  -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (157,545,813)   34,937,817   (107,929,416)   18,243,272
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   886,503,291   851,565,474    523,436,852   505,193,580
                                                             -------------  ------------  -------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 728,957,478  $886,503,291  $ 415,507,436  $523,436,852
                                                             =============  ============  =============  ============

                                                                      AXA MODERATE
                                                                       ALLOCATION*
                                                             ------------------------------
                                                                  2018            2017
                                                             --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   10,041,841  $    5,414,925
 Net realized gain (loss)...................................     64,867,353      59,784,643
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (165,312,266)     92,682,742
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (90,403,072)    157,882,310
                                                             --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    110,148,996     118,157,787
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (48,379,435)    (54,912,115)
 Redemptions for contract benefits and terminations.........   (145,462,412)   (143,748,445)
 Contract maintenance charges...............................     (1,912,457)     (1,996,730)
 Adjustments to net assets allocated to contracts in payout
   period...................................................        897,108         126,092
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (84,708,200)    (82,373,411)
                                                             --------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................       (573,249)         11,204
                                                             --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (175,684,521)     75,520,103
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,685,487,074   1,609,966,971
                                                             --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,509,802,553  $1,685,487,074
                                                             ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                   AXA MODERATE               AXA MODERATE-PLUS
                                                                 GROWTH STRATEGY*                ALLOCATION*
                                                             ------------------------  ------------------------------
                                                                 2018         2017          2018            2017
                                                             -----------  -----------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    76,350  $   190,671  $    4,038,198  $    1,750,185
 Net realized gain (loss)...................................   2,857,160    1,640,245      73,696,052      63,993,959
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (7,768,255)   3,972,456    (171,524,919)     79,292,430
                                                             -----------  -----------  --------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (4,834,745)   5,803,372     (93,790,669)    145,036,574
                                                             -----------  -----------  --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  16,249,680   16,577,204      96,998,296     107,428,337
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (915,173)  (1,397,224)    (39,708,452)    (44,405,492)
 Redemptions for contract benefits and terminations.........  (4,067,251)  (5,330,185)    (88,442,368)    (82,068,840)
 Contract maintenance charges...............................    (155,509)    (145,204)     (1,507,600)     (1,560,096)
                                                             -----------  -----------  --------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  11,111,747    9,704,591     (32,660,124)    (20,606,091)
                                                             -----------  -----------  --------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          --           --              19              10
                                                             -----------  -----------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   6,277,002   15,507,963    (126,450,774)    124,430,493
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  66,166,968   50,659,005   1,211,085,673   1,086,655,180
                                                             -----------  -----------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $72,443,970  $66,166,968  $1,084,634,899  $1,211,085,673
                                                             ===========  ===========  ==============  ==============

                                                                  AXA/AB DYNAMIC
                                                                 MODERATE GROWTH*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (13,157) $     1,890
 Net realized gain (loss)...................................     517,750      517,416
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,790,411)   1,397,595
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (1,285,818)   1,916,901
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,432,956    2,834,256
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (770,575)    (378,238)
 Redemptions for contract benefits and terminations.........  (2,355,091)  (2,013,053)
 Contract maintenance charges...............................     (24,747)     (27,690)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (717,457)     415,275
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          (9)         474
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (2,003,284)   2,332,650
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  18,919,292   16,586,642
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $16,916,008  $18,919,292
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


                                                                      AXA/CLEARBRIDGE LARGE CAP    AXA/FRANKLIN BALANCED
                                          AXA/AB SMALL CAP GROWTH*             GROWTH*              MANAGED VOLATILITY*
                                         --------------------------  --------------------------  -------------------------
                                             2018          2017          2018          2017          2018          2017
                                         ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (4,823,824) $ (3,735,757) $ (1,802,472) $ (1,888,123) $  1,428,362  $ 1,190,534
 Net realized gain (loss)...............   71,773,915    38,244,202    14,388,819    14,941,549     6,030,416    3,107,150
 Net change in unrealized appreciation
   (depreciation) of investments........  (99,934,897)   36,368,402   (13,579,950)   20,521,865   (12,301,281)   3,361,164
                                         ------------  ------------  ------------  ------------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  (32,984,806)   70,876,847      (993,603)   33,575,291    (4,842,503)   7,658,848
                                         ------------  ------------  ------------  ------------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   18,271,944    15,862,842     5,877,802     6,761,820     6,292,298    6,665,579
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (6,744,774)  (10,027,641)  (11,986,031)  (17,122,597)   (3,491,841)  (1,681,392)
 Redemptions for contract benefits and
   terminations.........................  (32,641,066)  (26,995,018)  (14,740,472)  (15,357,551)   (9,482,913)  (7,947,830)
 Contract maintenance charges...........     (192,474)     (191,140)      (44,779)      (47,704)      (66,487)     (70,191)
 Adjustments to net assets allocated to
   contracts in payout period...........      390,455      (236,579)           --            --            --           --
                                         ------------  ------------  ------------  ------------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (20,915,915)  (21,587,536)  (20,893,480)  (25,766,032)   (6,748,943)  (3,033,834)
                                         ------------  ------------  ------------  ------------  ------------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................     (307,458)      236,593             5            (4)           --           --
                                         ------------  ------------  ------------  ------------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  (54,208,179)   49,525,904   (21,887,078)    7,809,255   (11,591,446)   4,625,014
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  396,904,822   347,378,918   160,793,033   152,983,778    94,200,958   89,575,944
                                         ------------  ------------  ------------  ------------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $342,696,643  $396,904,822  $138,905,955  $160,793,033  $ 82,609,512  $94,200,958
                                         ============  ============  ============  ============  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                            AXA/FRANKLIN SMALL            AXA/FRANKLIN
                                             CAP VALUE MANAGED        TEMPLETON ALLOCATION
                                                VOLATILITY*           MANAGED VOLATILITY*        AXA/JANUS ENTERPRISE*
                                         ------------------------  -------------------------  --------------------------
                                             2018         2017         2018          2017         2018          2017
                                         -----------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (134,877) $  (142,537) $    706,752  $   312,067  $ (4,065,915) $ (3,436,186)
 Net realized gain (loss)...............   3,717,171    3,165,375    18,447,420    4,922,460    17,865,388    33,861,263
 Net change in unrealized appreciation
   (depreciation) of investments........  (6,359,128)  (1,040,102)  (26,381,898)   4,088,986   (22,973,750)   33,099,062
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............  (2,776,834)   1,982,736    (7,227,726)   9,323,513    (9,174,277)   63,524,139
                                         -----------  -----------  ------------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,261,871    1,329,576     5,763,747    6,567,417    29,701,726    25,910,514
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (656,442)    (645,635)   (3,054,268)  (1,506,770)   (5,740,378)  (12,265,865)
 Redemptions for contract benefits and
   terminations.........................  (1,489,948)  (1,365,914)   (5,648,447)  (7,499,831)  (21,956,588)  (17,632,885)
 Contract maintenance charges...........     (10,454)     (11,062)      (65,560)     (68,221)     (177,417)     (173,633)
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    (894,973)    (693,035)   (3,004,528)  (2,507,405)    1,827,343    (4,161,869)
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................         246           (5)           --           --        17,502         2,648
                                         -----------  -----------  ------------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (3,671,561)   1,289,696   (10,232,254)   6,816,108    (7,329,432)   59,364,918
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  20,920,849   19,631,153    76,395,389   69,579,281   304,348,921   244,984,003
                                         -----------  -----------  ------------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $17,249,288  $20,920,849  $ 66,163,135  $76,395,389  $297,019,489  $304,348,921
                                         ===========  ===========  ============  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                               AXA/TEMPLETON GLOBAL
                                                     AXA/LOOMIS SAYLES            EQUITY MANAGED
                                                          GROWTH*                  VOLATILITY*         CHARTER/SM /MODERATE*(D)(E)
                                                 -------------------------  -------------------------  ---------------------------
                                                     2018          2017         2018          2017       2018          2017
                                                 ------------  -----------  ------------  -----------    --------      --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $ (1,126,880) $  (826,604) $    757,429  $    74,322  $  1,189      $  2,940
 Net realized gain (loss).......................   17,111,611    2,884,338     7,146,337    2,568,360     2,292         2,289
 Net change in unrealized appreciation
   (depreciation) of investments................  (19,594,762)  19,012,710   (14,446,897)   5,945,748   (27,271)        6,922
                                                 ------------  -----------  ------------  -----------    --------      --------

 Net increase (decrease) in net assets
   resulting from operations....................   (3,610,031)  21,070,444    (6,543,131)   8,588,430   (23,790)       12,151
                                                 ------------  -----------  ------------  -----------    --------      --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........    6,159,122    5,696,054     3,824,320    3,889,881   121,181       150,745
 Transfers between Variable Investment Options
   including guaranteed interest account, net...   (1,706,440)   9,664,342    (1,913,282)  (1,431,236)  (72,781)      161,462
 Redemptions for contract benefits and
   terminations.................................   (7,929,094)  (6,132,709)   (3,940,188)  (3,752,794)  (41,014)         (311)
 Contract maintenance charges...................      (28,758)     (25,834)      (44,789)     (45,803)     (133)          (34)
                                                 ------------  -----------  ------------  -----------    --------      --------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...   (3,505,170)   9,201,853    (2,073,939)  (1,339,952)    7,253       311,862
                                                 ------------  -----------  ------------  -----------    --------      --------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A..........           --            5            --           --        --            10
                                                 ------------  -----------  ------------  -----------    --------      --------

NET INCREASE (DECREASE) IN NET ASSETS...........   (7,115,201)  30,272,302    (8,617,070)   7,248,478   (16,537)      324,023
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......   91,316,185   61,043,883    51,199,519   43,951,041   324,023            --
                                                 ------------  -----------  ------------  -----------    --------      --------

NET ASSETS -- END OF YEAR OR PERIOD............. $ 84,200,984  $91,316,185  $ 42,582,449  $51,199,519  $307,486      $324,023
                                                 ============  ===========  ============  ===========    ========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(d)Units were made available on May 19, 2017.
(e)Charter/SM/ Moderate replaced Charter/SM/ International Moderate due to a fund merger on May 19, 2017.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                            CHARTER/SM /MULTI-       CHARTER/SM /SMALL CAP       CHARTER/SM/ SMALL CAP
                                               SECTOR BOND*                 GROWTH*                     VALUE*
                                         ------------------------  -------------------------  --------------------------
                                             2018         2017         2018          2017         2018          2017
                                         -----------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   756,156  $   263,793  $  1,153,636  $   571,408  $   (190,256) $    165,931
 Net realized gain (loss)...............  (1,398,413)  (1,352,809)    6,677,280    3,793,106     8,407,670     8,748,369
 Net change in unrealized appreciation
   (depreciation) of investments........    (818,004)   1,934,670   (10,738,671)   4,529,639   (23,564,739)    1,983,893
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............  (1,460,261)     845,654    (2,907,755)   8,894,153   (15,347,325)   10,898,193
                                         -----------  -----------  ------------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   4,977,469    5,625,118     2,423,750    2,084,545     4,508,888     4,746,708
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,549,187)  (2,159,224)      (61,026)  (1,274,092)   (3,264,487)   (5,529,711)
 Redemptions for contract benefits and
   terminations.........................  (7,665,850)  (8,211,251)   (3,753,173)  (3,109,250)   (9,165,219)   (8,798,598)
 Contract maintenance charges...........     (59,190)     (63,378)      (22,437)     (22,941)      (58,483)      (63,977)
 Adjustments to net assets allocated to
   contracts in payout period...........      21,602       30,572            --           --            --            --
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (4,275,156)  (4,778,163)   (1,412,886)  (2,321,738)   (7,979,301)   (9,645,578)
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................     (92,603)     (30,571)       (1,029)        (511)       (3,759)       (5,010)
                                         -----------  -----------  ------------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (5,828,020)  (3,963,080)   (4,321,670)   6,571,904   (23,330,385)    1,247,605
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  83,506,209   87,469,289    47,034,002   40,462,098   118,662,820   117,415,215
                                         -----------  -----------  ------------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $77,678,189  $83,506,209  $ 42,712,332  $47,034,002  $ 95,332,435  $118,662,820
                                         ===========  ===========  ============  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                     EQ/AMERICAN
                                                     CENTURY MID         EQ/BLACKROCK BASIC          EQ/CAPITAL GUARDIAN
                                                   CAP VALUE*(A)(F)        VALUE EQUITY*                  RESEARCH*
                                                   ---------------- ---------------------------  --------------------------
                                                         2018            2018          2017          2018          2017
                                                   ---------------- -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).....................   $   285,209    $   2,626,800  $  1,135,548  $ (1,671,644) $ (1,107,127)
 Net realized gain (loss).........................      (114,911)     114,266,943    47,019,863    44,107,481    31,022,481
 Net change in unrealized appreciation
   (depreciation) of investments..................    (9,724,062)    (186,267,444)    2,105,178   (54,661,609)   15,313,699
                                                     -----------    -------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................    (9,553,764)     (69,373,701)   50,260,589   (12,225,772)   45,229,053
                                                     -----------    -------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     5,089,424       59,914,505    63,486,481     9,068,612     8,380,905
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    86,347,665      (27,532,883)  (26,609,802)   (6,904,479)   (5,120,694)
 Redemptions for contract benefits and
   terminations...................................    (1,034,364)     (59,207,258)  (54,350,418)  (17,611,618)  (15,867,848)
 Contract maintenance charges.....................       (25,049)        (444,505)     (454,610)      (74,056)      (78,559)
                                                     -----------    -------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    90,377,676      (27,270,141)  (17,928,349)  (15,521,541)  (12,686,196)
                                                     -----------    -------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............         1,780           43,216           596            --            --
                                                     -----------    -------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............    80,825,692      (96,600,626)   32,332,836   (27,747,313)   32,542,857
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........            --      791,517,773   759,184,937   226,644,146   194,101,289
                                                     -----------    -------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD...............   $80,825,692    $ 694,917,147  $791,517,773  $198,896,833  $226,644,146
                                                     ===========    =============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(f)EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a fund substitution on October 22, 2018.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                           EQ/CLEARBRIDGE SELECT
                                               EQUITY MANAGED               EQ/COMMON STOCK
                                                VOLATILITY*                     INDEX*                  EQ/CORE BOND INDEX*
                                         -------------------------  ------------------------------  --------------------------
                                             2018          2017          2018            2017           2018          2017
                                         ------------  -----------  --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    598,477  $   (74,197) $    4,393,528  $    2,916,262  $    763,971  $    396,827
 Net realized gain (loss)...............   13,823,078    3,412,932     263,974,666     125,333,021      (670,503)     (158,872)
 Net change in unrealized appreciation
   (depreciation) of investments........  (17,278,033)     (40,731)   (416,528,514)    277,688,022    (1,226,222)        6,240
                                         ------------  -----------  --------------  --------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   (2,856,478)   3,298,004    (148,160,320)    405,937,305    (1,132,754)      244,195
                                         ------------  -----------  --------------  --------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    1,145,765    1,293,200      56,435,102      54,182,261    11,226,801    11,174,239
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net ...............   (1,205,581)  (1,247,588)    (47,110,915)    (38,238,925)     (800,175)   (1,638,708)
 Redemptions for contract benefits and
   terminations.........................   (2,227,955)  (2,308,454)   (211,845,122)   (192,123,806)  (10,155,055)   (9,886,421)
 Contract maintenance charges...........      (27,702)     (29,551)     (1,016,467)     (1,060,375)      (83,649)      (88,431)
 Adjustments to net assets allocated to
   contracts in payout period...........           --           --       2,454,830        (475,811)           --            --
                                         ------------  -----------  --------------  --------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   (2,315,473)  (2,292,393)   (201,082,572)   (177,716,656)      187,922      (439,321)
                                         ------------  -----------  --------------  --------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --           --      (2,382,112)      1,557,842            --            --
                                         ------------  -----------  --------------  --------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   (5,171,951)   1,005,611    (351,625,004)    229,778,491      (944,832)     (195,126)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   27,940,475   26,934,864   2,441,885,189   2,212,106,698   114,139,124   114,334,250
                                         ------------  -----------  --------------  --------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $ 22,768,524  $27,940,475  $2,090,260,185  $2,441,885,189  $113,194,292  $114,139,124
                                         ============  ===========  ==============  ==============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                          EQ/FIDELITY
                                               EQ/EMERGING MARKETS                                    INSTITUTIONAL AM/SM
                                                  EQUITY PLUS*             EQ/EQUITY 500 INDEX*        /LARGE CAP*(A)(G)
                                            ------------------------  ------------------------------  -------------------
                                                2018         2017          2018            2017              2018
                                            -----------  -----------  --------------  --------------  -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $    21,465  $    (5,623) $    3,243,990  $    2,973,398     $    (29,087)
 Net realized gain (loss)..................     652,753      889,170     119,125,969      81,304,527         (722,527)
 Net change in unrealized appreciation
   (depreciation) of investments...........  (3,338,002)   1,568,998    (226,237,774)    179,041,314      (50,425,726)
                                            -----------  -----------  --------------  --------------     ------------

 Net increase (decrease) in net assets
   resulting from operations...............  (2,663,784)   2,452,545    (103,867,815)    263,319,239      (51,177,340)
                                            -----------  -----------  --------------  --------------     ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....   2,969,564    2,338,866     152,332,600     129,018,191       10,389,079
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   1,330,892    3,251,031       8,593,767      22,851,580      440,614,693
 Redemptions for contract benefits and
   terminations............................    (990,059)    (637,739)   (114,043,892)    (99,805,214)      (6,029,920)
 Contract maintenance charges..............      (9,625)      (6,576)       (989,367)       (855,087)         (60,798)
 Adjustments to net assets allocated to
   contracts in payout period..............          --           --         622,694        (315,687)              --
                                            -----------  -----------  --------------  --------------     ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions............................   3,300,772    4,945,582      46,515,802      50,893,783      444,913,054
                                            -----------  -----------  --------------  --------------     ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in Separate
   Account A...............................         904           --        (919,927)        315,701                5
                                            -----------  -----------  --------------  --------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS......     637,892    7,398,127     (58,271,940)    314,528,723      393,735,719
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  13,139,890    5,741,763   1,637,429,944   1,322,901,221               --
                                            -----------  -----------  --------------  --------------     ------------

NET ASSETS -- END OF YEAR OR PERIOD........ $13,777,782  $13,139,890  $1,579,158,004  $1,637,429,944     $393,735,719
                                            ===========  ===========  ==============  ==============     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(g)EQ/Fidelity Institutional AM/SM/ Large Cap replaced Fidelity(R) VIP Contrafund(R) Portfolio due to a fund substitution on October 22, 2018.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                              EQ/FRANKLIN                             EQ/GOLDMAN
                                                                RISING                               SACHS MID CAP
                                                             DIVIDENDS*(A)   EQ/GLOBAL BOND PLUS*    VALUE*(A)(H)
                                                             ------------- ------------------------  -------------
                                                                 2018          2018         2017         2018
                                                             ------------- -----------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...............................  $    1,123   $    36,510  $  (652,109)  $   (15,223)
 Net realized gain (loss)...................................        (181)     (888,604)  (1,202,398)      (56,646)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (65,283)     (697,937)   3,677,952    (5,216,599)
                                                              ----------   -----------  -----------   -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     (64,341)   (1,550,031)   1,823,445    (5,288,468)
                                                              ----------   -----------  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     221,674     4,201,689    3,980,533     1,132,922
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   1,184,759      (727,723)    (374,976)   55,201,043
 Redemptions for contract benefits and terminations.........      (1,455)   (6,146,189)  (5,704,674)     (631,993)
 Contract maintenance charges...............................          --       (30,474)     (33,851)       (6,719)
                                                              ----------   -----------  -----------   -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,404,978    (2,702,697)  (2,132,968)   55,695,253
                                                              ----------   -----------  -----------   -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          49            --           --         1,791
                                                              ----------   -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,340,686    (4,252,728)    (309,523)   50,408,576
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................          --    53,900,009   54,209,532            --
                                                              ----------   -----------  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD.........................  $1,340,686   $49,647,281  $53,900,009   $50,408,576
                                                              ==========   ===========  ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(h)EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a fund substitution on October 22, 2018.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                              EQ/INTERMEDIATE           EQ/INTERNATIONAL
                                             GOVERNMENT BOND*             EQUITY INDEX*           EQ/INVESCO COMSTOCK*
                                         ------------------------  --------------------------  --------------------------
                                             2018         2017         2018          2017          2018          2017
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    (2,839) $  (247,683) $  4,008,521  $  5,041,947  $    317,436  $   (568,930)
 Net realized gain (loss)...............    (115,307)     128,388     3,027,510     1,233,807    10,734,352     4,907,826
 Net change in unrealized appreciation
   (depreciation) of investments........    (147,332)    (375,804)  (69,984,100)   67,009,456   (27,806,770)   14,161,347
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............    (265,478)    (495,099)  (62,948,069)   73,285,210   (16,754,982)   18,500,243
                                         -----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,526,022    2,788,381    18,531,809    18,349,904     8,162,693     7,442,809
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (439,506)  (1,279,507)   (5,518,424)   (6,693,540)   (1,459,585)   (5,480,767)
 Redemptions for contract benefits and
   terminations.........................  (5,316,806)  (5,512,864)  (31,561,686)  (29,025,043)  (10,902,078)   (9,555,866)
 Contract maintenance charges...........     (37,503)     (40,712)     (187,030)     (206,090)      (53,737)      (55,418)
 Adjustments to net assets allocated to
   contracts in payout period...........      31,755       27,055       348,127      (168,793)           --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (3,236,038)  (4,017,647)  (18,387,204)  (17,743,562)   (4,252,707)   (7,649,242)
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................     (11,964)     (29,596)     (216,493)      188,512            --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (3,489,552)  (4,542,342)  (81,551,766)   55,730,160   (21,007,689)   10,851,001
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  53,769,218   58,311,560   401,707,828   345,977,668   128,371,670   117,520,669
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $50,279,666  $53,769,218  $320,156,062  $401,707,828  $107,363,981  $128,371,670
                                         ===========  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                             EQ/INVESCO    EQ/INVESCO
                                                                             GLOBAL REAL  INTERNATIONAL    EQ/IVY
                                                                            ESTATE*(A)(I) GROWTH*(A)(J) ENERGY*(A)(K)
                                                                            ------------- ------------- -------------
                                                                                2018          2018          2018
                                                                            ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..............................................  $   270,041   $   (25,999) $    (66,788)
 Net realized gain (loss)..................................................       37,100       (52,073)     (575,760)
 Net change in unrealized appreciation (depreciation) of investments.......   (1,588,691)   (4,051,141)  (17,327,646)
                                                                             -----------   -----------  ------------

 Net increase (decrease) in net assets resulting from operations...........   (1,281,550)   (4,129,213)  (17,970,194)
                                                                             -----------   -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....................................    2,185,863     2,457,784     1,475,978
 Transfers between Variable Investment Options including guaranteed
   interest account, net...................................................   85,912,933    77,200,914    54,799,740
 Redemptions for contract benefits and terminations........................   (1,367,880)     (982,235)     (643,261)
 Contract maintenance charges..............................................      (11,965)      (12,578)       (6,298)
                                                                             -----------   -----------  ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions............................................................   86,718,951    78,663,885    55,626,159
                                                                             -----------   -----------  ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account A...............................................................        2,859         3,688         3,489
                                                                             -----------   -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................   85,440,260    74,538,360    37,659,454
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................           --            --            --
                                                                             -----------   -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................  $85,440,260   $74,538,360  $ 37,659,454
                                                                             ===========   ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(i)EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a fund substitution on October 22, 2018.
(j)EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a fund substitution on October 22, 2018.
(k)EQ/Ivy Energy replaced IVY VIP Energy due to a fund substitution on October 22, 2018.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                   EQ/IVY MID CAP      EQ/JPMORGAN VALUE          EQ/LARGE CAP GROWTH
                                                   GROWTH*(A)(L)        OPPORTUNITIES*                  INDEX*
                                                   -------------- --------------------------  --------------------------
                                                        2018          2018          2017          2018          2017
                                                   -------------- ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).....................  $   (388,617) $   (245,797) $   (335,896) $ (1,897,769) $ (1,200,645)
 Net realized gain (loss).........................      (199,228)   20,828,375    21,328,202    32,307,674    20,842,004
 Net change in unrealized appreciation
   (depreciation) of investments..................   (14,300,034)  (48,790,083)   (3,075,983)  (40,899,073)   41,220,378
                                                    ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................   (14,887,879)  (28,207,505)   17,916,323   (10,489,168)   60,861,737
                                                    ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     4,863,523    23,594,517    14,867,470    28,084,656    23,752,452
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   161,857,703    19,777,540    25,680,475    (1,331,945)    5,276,821
 Redemptions for contract benefits and
   terminations...................................    (2,323,939)  (11,724,449)   (7,318,050)  (22,160,025)  (16,283,090)
 Contract maintenance charges.....................       (20,800)      (81,098)      (55,483)     (223,107)     (178,823)
                                                    ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   164,376,487    31,566,510    33,174,412     4,369,579    12,567,360
                                                    ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............         1,143            --            --        23,593             4
                                                    ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............   149,489,751     3,359,005    51,090,735    (6,095,996)   73,429,101
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........            --   143,324,006    92,233,271   287,438,729   214,009,628
                                                    ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD...............  $149,489,751  $146,683,011  $143,324,006  $281,342,733  $287,438,729
                                                    ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(l)EQ/Ivy Mid Cap Growth replaced IVY VIP Mid Cap Growth due to a fund substitution on October 22, 2018.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                          EQ/LAZARD
                                                                                          EMERGING
                                                                 EQ/LARGE CAP VALUE        MARKETS       EQ/MFS INTERNATIONAL
                                                                       INDEX*           EQUITY*(A)(M)           GROWTH*
                                                             -------------------------  ------------- --------------------------
                                                                 2018          2017         2018          2018          2017
                                                             ------------  -----------  ------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    790,181  $   541,745  $   (159,546) $   (492,662) $   (480,885)
 Net realized gain (loss)...................................    6,306,909    6,908,964        32,865    18,490,545     8,061,270
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (16,515,277)   1,843,359    (2,644,086)  (35,257,217)   25,867,052
                                                             ------------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (9,418,187)   9,294,068    (2,770,767)  (17,259,334)   33,447,437
                                                             ------------  -----------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   11,810,093   10,015,843     6,577,607    21,924,509    16,837,976
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     (899,661)  (1,339,781)  206,609,472     3,867,808     5,840,966
 Redemptions for contract benefits and terminations.........   (6,196,636)  (5,963,277)   (2,638,966)  (11,215,178)   (8,301,576)
 Contract maintenance charges...............................      (73,249)     (64,578)      (30,696)     (124,049)     (105,833)
                                                             ------------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    4,640,547    2,648,207   210,517,417    14,453,090    14,271,533
                                                             ------------  -----------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................           --            7             7            --            --
                                                             ------------  -----------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (4,777,640)  11,942,282   207,746,657    (2,806,244)   47,718,970
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   90,361,785   78,419,503            --   152,195,945   104,476,975
                                                             ------------  -----------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 85,584,145  $90,361,785  $207,746,657  $149,389,701  $152,195,945
                                                             ============  ===========  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(m)EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a fund substitution on October 22, 2018.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                               EQ/MFS
                                                                            INTERNATIONAL      EQ/MFS       EQ/MFS UTILITIES
                                                                            VALUE*(A)(N)  TECHNOLOGY*(A)(O)  SERIES*(A)(P)
                                                                            ------------- ----------------- ----------------
                                                                                2018            2018              2018
                                                                            ------------- ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................. $ (1,159,296)   $   (410,657)     $    277,064
 Net realized gain (loss)..................................................     (223,258)       (608,223)          (66,087)
 Net change in unrealized appreciation (depreciation) of investments.......  (20,109,335)    (17,211,489)       (4,285,066)
                                                                            ------------    ------------      ------------

 Net increase (decrease) in net assets resulting from operations...........  (21,491,889)    (18,230,369)       (4,074,089)
                                                                            ------------    ------------      ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....................................   17,105,603       5,913,581         2,548,330
 Transfers between Variable Investment Options including guaranteed
   interest account, net...................................................  464,491,046     169,301,791       113,099,756
 Redemptions for contract benefits and terminations........................   (5,719,416)     (1,862,825)       (1,754,911)
 Contract maintenance charges..............................................      (77,490)        (23,021)          (15,257)
                                                                            ------------    ------------      ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions............................................................  475,799,743     173,329,526       113,877,918
                                                                            ------------    ------------      ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account A...............................................................        7,754               6             1,383
                                                                            ------------    ------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................  454,315,608     155,099,163       109,805,212
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................           --              --                --
                                                                            ------------    ------------      ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................ $454,315,608    $155,099,163      $109,805,212
                                                                            ============    ============      ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(n)EQ/MFS International Value replaced MFS(R) International Value Portfolio due to a fund substitution on October 22, 2018.
(o)EQ/MFS Technology replaced MFS(R) Technology Portfolio due to a fund substitution on October 22, 2018.
(p)EQ/MFS Utility Series replaced MFS(R) Utility Series due to a fund substitution on October 22, 2018.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                        EQ/OPPENHEIMER
                                              EQ/MID CAP INDEX*            EQ/MONEY MARKET*                 GLOBAL*
                                         ---------------------------  --------------------------  --------------------------
                                              2018          2017          2018          2017          2018          2017
                                         -------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (1,186,416) $ (1,898,126) $    128,764  $   (544,021) $ (1,638,486) $   (982,511)
 Net realized gain (loss)...............    89,024,847    95,840,615         1,170          (880)   13,815,511     6,904,859
 Net change in unrealized appreciation
   (depreciation) of investments........  (175,210,975)  (12,688,435)        2,056         3,046   (40,603,490)   36,719,195
                                         -------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   (87,372,544)   81,254,054       131,990      (541,855)  (28,426,465)   42,641,543
                                         -------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    64,026,707    57,965,631    64,029,379    61,617,069    25,459,235    18,183,866
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (5,157,708)    8,309,255   (46,034,985)  (55,187,150)    5,952,625     3,403,099
 Redemptions for contract benefits and
   terminations.........................   (45,350,056)  (38,236,089)  (13,583,035)  (12,867,938)  (12,883,440)   (9,467,953)
 Contract maintenance charges...........      (376,101)     (332,065)      (87,663)      (87,466)     (128,093)     (108,091)
 Adjustments to net assets allocated to
   contracts in payout period...........            --            --        19,295        60,759            --            --
                                         -------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    13,142,842    27,706,732     4,342,991    (6,464,726)   18,400,327    12,010,921
                                         -------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................         5,736            --      (246,353)      (75,993)        1,138         1,351
                                         -------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   (74,223,966)  108,960,786     4,228,628    (7,082,574)  (10,025,000)   54,653,815
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   671,403,786   562,443,000    69,731,163    76,813,737   177,866,357   123,212,542
                                         -------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $ 597,179,820  $671,403,786  $ 73,959,791  $ 69,731,163  $167,841,357  $177,866,357
                                         =============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                        EQ/PIMCO GLOBAL        EQ/PIMCO ULTRA SHORT
                                                        REAL RETURN*(Q)                BOND*             EQ/QUALITY BOND PLUS*
                                                   ------------------------  ------------------------  ------------------------
                                                       2018         2017         2018         2017         2018         2017
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   516,193  $    64,369  $   551,291  $     7,952  $   303,636  $   (80,965)
 Net realized gain (loss).........................      91,701       33,473       46,442       16,290     (849,865)    (588,839)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,536,910)     449,549     (817,647)     499,820     (422,620)     792,327
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    (929,016)     547,391     (219,914)     524,062     (968,849)     122,523
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   6,704,911    6,482,529    6,145,379    7,360,897    4,382,021    4,507,797
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     642,022    5,868,389      486,601   (2,795,065)  (1,929,904)  (2,154,953)
 Redemptions for contract benefits and
   terminations...................................  (3,051,505)  (2,610,384)  (9,144,338)  (7,898,390)  (6,979,178)  (7,496,506)
 Contract maintenance charges.....................     (25,218)     (19,891)     (50,104)     (54,709)     (49,517)     (57,208)
 Adjustments to net assets allocated to contracts
   in payout period...............................          --           --           --           --       40,370      104,012
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   4,270,210    9,720,643   (2,562,462)  (3,387,267)  (4,536,208)  (5,096,858)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............          43          217            5           --     (110,370)    (104,008)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............   3,341,237   10,268,251   (2,782,371)  (2,863,205)  (5,615,427)  (5,078,343)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  35,233,676   24,965,425   80,893,182   83,756,387   79,948,007   85,026,350
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $38,574,913  $35,233,676  $78,110,811  $80,893,182  $74,332,580  $79,948,007
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(q)EQ/PIMCO Global Real Return replaced Charter/SM/ Real Assets due to a fund merger on May 19, 2017.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                              EQ/SMALL COMPANY             EQ/T. ROWE PRICE            EQ/UBS GROWTH &
                                                   INDEX*                   GROWTH STOCK*                  INCOME*
                                         --------------------------  ---------------------------  -------------------------
                                             2018          2017           2018          2017          2018          2017
                                         ------------  ------------  -------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (983,139) $   (555,579) $  (8,498,394) $ (6,536,489) $   (390,296) $  (382,117)
 Net realized gain (loss)...............   34,004,815    31,484,448     98,494,576    83,047,197     4,827,892    3,097,873
 Net change in unrealized appreciation
   (depreciation) of investments........  (71,723,231)    4,003,930   (112,379,659)   62,254,757   (10,136,559)   4,164,317
                                         ------------  ------------  -------------  ------------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  (38,701,555)   34,932,799    (22,383,477)  138,765,465    (5,698,963)   6,880,073
                                         ------------  ------------  -------------  ------------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   25,354,001    22,542,983     81,068,774    58,267,554     2,620,554    2,858,975
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (3,239,886)   (1,761,308)    16,538,234    13,997,903    (2,626,528)   1,477,529
 Redemptions for contract benefits and
   terminations.........................  (22,001,351)  (20,401,634)   (42,838,275)  (31,512,980)   (2,891,951)  (3,025,574)
 Contract maintenance charges...........     (157,868)     (148,160)      (387,652)     (326,164)      (16,207)     (16,935)
                                         ------------  ------------  -------------  ------------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................      (45,104)      231,881     54,381,081    40,426,313    (2,914,132)   1,293,995
                                         ------------  ------------  -------------  ------------  ------------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --            --          1,519        11,968            --           --
                                         ------------  ------------  -------------  ------------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  (38,746,659)   35,164,680     31,999,123   179,203,746    (8,613,095)   8,174,068
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  312,768,586   277,603,906    606,686,723   427,482,977    42,338,259   34,164,191
                                         ------------  ------------  -------------  ------------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $274,021,927  $312,768,586  $ 638,685,846  $606,686,723  $ 33,725,164  $42,338,259
                                         ============  ============  =============  ============  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                   FIDELITY(R)/ /VIP EQUITY- FIDELITY(R)/ /VIP MID CAP  INVESCO V.I. DIVERSIFIED
                                                       INCOME PORTFOLIO              PORTFOLIO                DIVIDEND FUND
                                                   ------------------------  -------------------------  ------------------------
                                                       2018         2017         2018          2017         2018         2017
                                                   -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   129,840  $    50,096  $   (454,798) $  (315,657) $   562,296  $   199,213
 Net realized gain (loss).........................     450,631      187,293     4,696,747    1,942,872    2,644,165    2,263,923
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,857,002)   1,008,541   (13,889,386)   6,563,487   (7,702,035)     167,133
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,276,531)   1,245,930    (9,647,437)   8,190,702   (4,495,574)   2,630,269
                                                   -----------  -----------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,959,717    2,008,081    11,212,641    9,265,269   12,691,789   13,689,845
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (287,581)    (322,903)   (1,101,976)  (1,009,509)  (3,270,119)   2,268,593
 Redemptions for contract benefits and
   terminations...................................    (716,603)    (602,492)   (2,726,788)  (1,968,862)  (2,452,982)  (1,555,814)
 Contract maintenance charges.....................     (13,645)     (13,290)      (63,055)     (56,992)     (58,509)     (43,745)
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............     941,888    1,069,396     7,320,822    6,229,906    6,910,179   14,358,879
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............          --           --           636           --        5,920           --
                                                   -----------  -----------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............    (334,643)   2,315,326    (2,325,979)  14,420,608    2,420,525   16,989,148
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  12,643,145   10,327,819    54,047,933   39,627,325   45,760,425   28,771,277
                                                   -----------  -----------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $12,308,502  $12,643,145  $ 51,721,954  $54,047,933  $48,180,950  $45,760,425
                                                   ===========  ===========  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                          INVESCO V.I. HIGH YIELD    INVESCO V.I. MID CAP     INVESCO V.I. SMALL CAP
                                                   FUND                CORE EQUITY FUND             EQUITY FUND
                                         ------------------------  ------------------------  ------------------------
                                             2018         2017         2018         2017         2018         2017
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ 1,558,471  $ 1,061,218  $  (249,312) $  (186,501) $  (133,285) $  (123,092)
 Net realized gain (loss)...............    (460,676)    (304,406)   2,853,781      271,905      484,191      (26,150)
 Net change in unrealized appreciation
   (depreciation) of investments........  (3,103,631)     977,073   (5,481,418)   2,430,266   (2,044,733)   1,315,498
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  (2,005,836)   1,733,885   (2,876,949)   2,515,670   (1,693,827)   1,166,256
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   6,711,916    6,547,573    2,731,729    2,697,251    1,100,704    1,059,933
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (2,140,484)   1,322,856     (214,846)     530,188     (244,127)    (391,343)
 Redemptions for contract benefits and
   terminations.........................  (3,408,973)  (2,430,150)  (1,998,438)  (1,899,858)    (965,443)    (723,038)
 Contract maintenance charges...........     (29,445)     (25,579)     (12,541)     (11,949)      (5,656)      (5,493)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,133,014    5,414,700      505,904    1,315,632     (114,522)     (59,941)
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    (872,822)   7,148,585   (2,371,045)   3,831,302   (1,808,349)   1,106,315
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  41,199,544   34,050,959   22,184,292   18,352,990   10,643,562    9,537,247
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $40,326,722  $41,199,544  $19,813,247  $22,184,292  $ 8,835,213  $10,643,562
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                         IVY VIP SMALL CAP      MFS(R)/ /INVESTORS TRUST
                                             IVY VIP HIGH INCOME               GROWTH                    SERIES
                                         --------------------------  -------------------------  ------------------------
                                             2018          2017          2018          2017         2018         2017
                                         ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ 12,181,964  $  9,060,737  $   (273,357) $  (277,346) $  (147,090) $  (102,475)
 Net realized gain (loss)...............   (4,716,660)   (3,849,120)   10,694,137      117,903    1,045,467      577,676
 Net change in unrealized appreciation
   (depreciation) of investments........  (15,678,262)    5,764,827   (12,791,904)   4,530,743   (2,141,705)   2,473,320
                                         ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   (8,212,958)   10,976,444    (2,371,124)   4,371,300   (1,243,328)   2,948,521
                                         ------------  ------------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   37,318,234    34,311,061     4,918,104    3,355,219    2,405,101    1,954,384
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (2,291,911)    6,774,035     4,244,810       50,841     (392,364)     686,653
 Redemptions for contract benefits and
   terminations.........................  (20,590,798)  (15,861,297)   (1,851,002)  (1,267,429)  (1,686,148)  (1,231,275)
 Contract maintenance charges...........     (156,991)     (135,567)      (20,645)     (16,911)      (8,890)      (7,702)
                                         ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   14,278,534    25,088,232     7,291,267    2,121,720      317,699    1,402,060
                                         ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          717           962            --            6           --          254
                                         ------------  ------------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    6,066,293    36,065,638     4,920,143    6,493,026     (925,629)   4,350,835
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  231,112,341   195,046,703    25,845,704   19,352,678   17,704,011   13,353,176
                                         ------------  ------------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $237,178,634  $231,112,341  $ 30,765,847  $25,845,704  $16,778,382  $17,704,011
                                         ============  ============  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                          MFS(R)/ /MASSACHUSETTS
                                             INVESTORS GROWTH              MULTIMANAGER              MULTIMANAGER CORE
                                              STOCK PORTFOLIO           AGGRESSIVE EQUITY*                 BOND*
                                         ------------------------  ---------------------------  --------------------------
                                             2018         2017          2018          2017          2018          2017
                                         -----------  -----------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (167,314) $  (124,087) $  (5,242,105) $ (4,497,565) $  1,575,509  $    984,023
 Net realized gain (loss)...............   1,400,185      606,598    120,272,450    38,856,445    (1,316,775)   (1,203,565)
 Net change in unrealized appreciation
   (depreciation) of investments........  (1,370,533)   3,123,468   (116,807,236)  121,032,580    (2,143,913)    2,220,148
                                         -----------  -----------  -------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............    (137,662)   3,605,979     (1,776,891)  155,391,460    (1,885,179)    2,000,606
                                         -----------  -----------  -------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,459,589    2,113,367     11,168,515     9,423,534     8,214,181     9,582,342
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     (77,563)    (483,795)   (11,156,559)  (15,403,935)   (3,026,783)   (3,634,337)
 Redemptions for contract benefits and
   terminations.........................  (1,327,765)  (1,450,463)   (63,181,462)  (50,472,611)  (12,893,655)  (11,285,722)
 Contract maintenance charges...........     (12,183)     (10,393)      (363,839)     (372,113)      (67,744)      (74,599)
 Adjustments to net assets allocated to
   contracts in payout period...........          --           --        121,693      (128,998)           --            --
                                         -----------  -----------  -------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,042,078      168,716    (63,411,652)  (56,954,123)   (7,774,001)   (5,412,316)
                                         -----------  -----------  -------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --        309,088        57,558            --            --
                                         -----------  -----------  -------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...     904,416    3,774,695    (64,879,455)   98,494,895    (9,659,180)   (3,411,710)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  17,383,574   13,608,879    654,997,762   556,502,867   113,125,233   116,536,943
                                         -----------  -----------  -------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $18,287,990  $17,383,574  $ 590,118,307  $654,997,762  $103,466,053  $113,125,233
                                         ===========  ===========  =============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                            MULTIMANAGER MID CAP       MULTIMANAGER MID CAP           MULTIMANAGER
                                                  GROWTH*                     VALUE*                   TECHNOLOGY*
                                         -------------------------  -------------------------  --------------------------
                                             2018          2017         2018          2017         2018          2017
                                         ------------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (1,109,982) $  (967,317) $   (288,817) $  (287,707) $ (2,438,553) $ (2,205,170)
 Net realized gain (loss)...............   11,743,746    5,758,467     7,981,393    3,339,589    37,144,198    29,077,058
 Net change in unrealized appreciation
   (depreciation) of investments........  (15,777,013)  11,959,727   (14,864,089)   1,185,354   (32,677,736)   26,103,108
                                         ------------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   (5,143,249)  16,750,877    (7,171,513)   4,237,236     2,027,909    52,974,996
                                         ------------  -----------  ------------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    3,086,063    2,672,503     1,882,294    1,949,479     9,541,814     7,646,434
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (1,181,466)  (1,702,051)   (1,249,369)  (2,245,208)    2,720,108      (270,266)
 Redemptions for contract benefits and
   terminations.........................   (6,857,472)  (5,246,028)   (5,279,005)  (4,763,981)  (15,088,740)  (13,097,270)
 Contract maintenance charges...........      (36,524)     (35,973)      (25,302)     (28,269)      (97,216)      (88,755)
                                         ------------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   (4,989,399)  (4,311,549)   (4,671,382)  (5,087,979)   (2,924,034)   (5,809,857)
                                         ------------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --           --            (5)          --            (6)            5
                                         ------------  -----------  ------------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (10,132,648)  12,439,328   (11,842,900)    (850,743)     (896,131)   47,165,144
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   82,009,804   69,570,476    56,351,337   57,202,080   192,076,319   144,911,175
                                         ------------  -----------  ------------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $ 71,877,156  $82,009,804  $ 44,508,437  $56,351,337  $191,180,188  $192,076,319
                                         ============  ===========  ============  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                           PIMCO
                                             OPPENHEIMER MAIN      COMMODITYREALRETURN(R)         TARGET 2015
                                            STREET FUND(R)/VA        STRATEGY PORTFOLIO           ALLOCATION*
                                         -----------------------  -----------------------  ------------------------
                                             2018        2017         2018        2017         2018         2017
                                         -----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (13,352) $   (2,256) $    65,470  $  727,500  $    66,717  $    19,498
 Net realized gain (loss)...............     529,895      88,353     (828,778)   (788,660)   1,159,553      155,739
 Net change in unrealized appreciation
   (depreciation) of investments........  (1,140,842)    636,464     (574,450)    166,484   (2,208,330)   1,918,389
                                         -----------  ----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    (624,299)    722,561   (1,337,758)    105,324     (982,060)   2,093,626
                                         -----------  ----------  -----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,367,054   1,410,314    1,478,562   1,538,663    2,346,437    3,177,324
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (206,049)    169,649     (153,023)    (27,152)  (2,035,082)  (1,902,491)
 Redemptions for contract benefits and
   terminations.........................    (427,443)   (264,647)    (620,212)   (401,056)  (4,295,718)  (4,427,691)
 Contract maintenance charges...........      (7,414)     (5,806)      (6,721)     (6,680)     (11,102)     (11,823)
                                         -----------  ----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................     726,148   1,309,510      698,606   1,103,775   (3,995,465)  (3,164,681)
                                         -----------  ----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --          --           --          --       15,733           --
                                         -----------  ----------  -----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...     101,849   2,032,071     (639,152)  1,209,099   (4,961,792)  (1,071,055)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   6,219,410   4,187,339    8,224,772   7,015,673   21,215,321   22,286,376
                                         -----------  ----------  -----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $ 6,321,259  $6,219,410  $ 7,585,620  $8,224,772  $16,253,529  $21,215,321
                                         ===========  ==========  ===========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                          TARGET 2025                                          TARGET 2045
                                                          ALLOCATION*         TARGET 2035 ALLOCATION*          ALLOCATION*
                                                   ------------------------  -------------------------  ------------------------
                                                       2018         2017         2018          2017         2018         2017
                                                   -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   342,120  $   222,939  $    313,762  $   206,312  $   234,617  $   176,870
 Net realized gain (loss).........................   3,477,179    1,655,436     3,064,681    1,598,377    2,286,472    1,473,053
 Net change in unrealized appreciation
   (depreciation) of investments..................  (9,540,120)   7,225,526   (10,812,385)   8,896,114   (9,522,936)   8,565,358
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (5,720,821)   9,103,901    (7,433,942)  10,700,803   (7,001,847)  10,215,281
                                                   -----------  -----------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  10,183,684   12,827,720    13,385,574   12,811,336   11,533,967   10,555,810
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (1,940,975)   1,659,871       118,427        3,419     (816,190)    (685,547)
 Redemptions for contract benefits and
   terminations...................................  (7,092,092)  (5,815,647)   (3,857,130)  (3,133,152)  (3,053,954)  (2,641,530)
 Contract maintenance charges.....................     (47,455)     (47,255)      (80,018)     (74,516)    (105,728)     (99,301)
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   1,103,162    8,624,689     9,566,853    9,607,087    7,558,095    7,129,432
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............      (6,639)       6,641             5           (4)          --           --
                                                   -----------  -----------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  (4,624,298)  17,735,231     2,132,916   20,307,886      556,248   17,344,713
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  77,900,978   60,165,747    81,007,872   60,699,986   69,513,404   52,168,691
                                                   -----------  -----------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $73,276,680  $77,900,978  $ 83,140,788  $81,007,872  $70,069,652  $69,513,404
                                                   ===========  ===========  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                         TARGET 2055          TEMPLETON GLOBAL BOND    VANECK VIP GLOBAL HARD
                                                         ALLOCATION*                VIP FUND                 ASSETS FUND
                                                   -----------------------  ------------------------  ------------------------
                                                       2018        2017         2018         2017         2018         2017
                                                   -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    84,944  $   44,007  $  (796,140) $  (719,171) $  (287,738) $  (288,786)
 Net realized gain (loss).........................     261,076     101,657   (1,205,061)    (715,478)      (3,572)    (182,265)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,805,624)    859,437    2,506,650    1,737,902   (6,941,302)    (370,049)
                                                   -----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,459,604)  1,005,101      505,449      303,253   (7,232,612)    (841,100)
                                                   -----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   5,474,701   3,396,069   12,712,639   12,723,430    2,593,432    2,797,284
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   1,875,822     650,859   (3,307,022)  (1,917,196)    (315,186)  (1,301,139)
 Redemptions for contract benefits and
   terminations...................................    (581,561)   (165,228)  (5,359,280)  (3,556,907)  (1,854,969)  (2,124,384)
 Contract maintenance charges.....................     (33,716)    (19,404)     (65,032)     (64,445)     (10,203)     (10,418)
                                                   -----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   6,735,246   3,862,296    3,981,305    7,184,882      413,074     (638,657)
                                                   -----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............         334         100           --           --        1,180          477
                                                   -----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............   5,275,976   4,867,497    4,486,754    7,488,135   (6,818,358)  (1,479,280)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   8,093,476   3,225,979   64,165,090   56,676,955   24,338,293   25,817,573
                                                   -----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $13,369,452  $8,093,476  $68,651,844  $64,165,090  $17,519,935  $24,338,293
                                                   ===========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


The change in units outstanding for the years or periods ended December 31, 2018 and 2017 were as follows:

                                                                           2018                        2017
                                                                --------------------------  --------------------------
                                                                                    NET                         NET
                                                                 UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                  SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                  ------------- ------- -------- ---------- ------- -------- ----------

1290 VT CONVERTIBLE SECURITIES...................       B          --       --       --        --       --        --

1290 VT DOUBLELINE DYNAMIC ALLOCATION............       B          22      (23)      (1)       33      (10)       23

1290 VT DOUBLELINE OPPORTUNISTIC BOND............       B          43      (16)      27        42       (7)       35

1290 VT EQUITY INCOME............................       B          48      (82)     (34)       58      (83)      (25)

1290 VT GAMCO MERGERS & ACQUISITIONS.............       B          16      (19)      (3)       13      (22)       (9)

1290 VT GAMCO SMALL COMPANY VALUE................       B         439     (334)     105       462     (357)      105

1290 VT HIGH YIELD BOND..........................       B          52      (32)      20        49      (14)       35

1290 VT MICRO CAP................................       B           2       --        2        --       --        --

1290 VT SMALL CAP VALUE..........................       B          18       (4)      14        13       (2)       11

1290 VT SMARTBETA EQUITY.........................       B          14       (1)      13         8       (1)        7

1290 VT SOCIALLY RESPONSIBLE.....................       B          37      (39)      (2)       44      (43)        1

ALL ASSET GROWTH-ALT 20..........................       B          67      (71)      (4)      165      (69)       96

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.    CLASS 4      127      (92)      35       149      (78)       71

AXA 400 MANAGED VOLATILITY.......................       B          21      (16)       5        39      (26)       13

AXA 500 MANAGED VOLATILITY.......................       B          35      (26)       9        40      (24)       16

AXA 2000 MANAGED VOLATILITY......................       B          17      (11)       6        24      (18)        6

AXA AGGRESSIVE ALLOCATION........................       B         368     (384)     (16)      386     (391)       (5)

AXA BALANCED STRATEGY............................       A           1       (1)      --        --       --        --
AXA BALANCED STRATEGY............................       B          65      (99)     (34)       78      (89)      (11)

AXA CONSERVATIVE ALLOCATION......................       B          98     (147)     (49)      102     (180)      (78)

AXA CONSERVATIVE GROWTH STRATEGY.................       B          53      (36)      17        49      (30)       19

AXA CONSERVATIVE STRATEGY........................       B          14      (20)      (6)       20      (21)       (1)

AXA CONSERVATIVE-PLUS ALLOCATION.................       B         169     (222)     (53)      191     (200)       (9)

AXA GLOBAL EQUITY MANAGED VOLATILITY.............       B          84     (169)     (85)       98     (199)     (101)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                               2018                        2017
                                                                    --------------------------  --------------------------
                                                                                        NET                         NET
                                                                     UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                    ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                      SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                      ------------- ------- -------- ---------- ------- -------- ----------

AXA GROWTH STRATEGY..................................       A          --        (1)      (1)      --        --       --

AXA INTERNATIONAL CORE MANAGED VOLATILITY............       B         110      (155)     (45)     119      (181)     (62)

AXA INTERNATIONAL MANAGED VOLATILITY.................       B          24       (14)      10       29       (18)      11

AXA INTERNATIONAL VALUE MANAGED VOLATILITY...........       B          88      (148)     (60)      95      (179)     (84)

AXA LARGE CAP CORE MANAGED VOLATILITY................       B          19       (25)      (6)      23       (32)      (9)

AXA LARGE CAP GROWTH MANAGED VOLATILITY..............       B         114      (275)    (161)     135      (307)    (172)

AXA LARGE CAP VALUE MANAGED VOLATILITY...............       A         172      (484)    (312)     186      (511)    (325)
AXA LARGE CAP VALUE MANAGED VOLATILITY...............       B          20       (54)     (34)      23       (70)     (47)

AXA MID CAP VALUE MANAGED VOLATILITY.................       B          89      (217)    (128)      98      (222)    (124)

AXA MODERATE ALLOCATION..............................       A         501    (1,329)    (828)     606    (1,480)    (874)
AXA MODERATE ALLOCATION..............................       B         374      (396)     (22)     431      (437)      (6)

AXA MODERATE GROWTH STRATEGY.........................       B         143       (68)      75      146       (74)      72

AXA MODERATE-PLUS ALLOCATION.........................       B         552      (724)    (172)     641      (768)    (127)

AXA/AB DYNAMIC MODERATE GROWTH.......................       B          22       (30)      (8)      29       (25)       4

AXA/AB SMALL CAP GROWTH..............................       A          56      (111)     (55)      47      (105)     (58)
AXA/AB SMALL CAP GROWTH..............................       B          57       (46)      11       41       (37)       4

AXA/CLEARBRIDGE LARGE CAP GROWTH.....................       B          45      (136)     (91)      54      (188)    (134)

AXA/FRANKLIN BALANCED MANAGED VOLATILITY.............       B          61      (110)     (49)      82      (102)     (20)

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......       B          16       (21)      (5)      18       (22)      (4)

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.       B          53       (78)     (25)      72       (92)     (20)

AXA/JANUS ENTERPRISE.................................       B         185      (169)      16      176      (191)     (15)

AXA/LOOMIS SAYLES GROWTH.............................       B          63       (75)     (12)      96       (57)      39

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......       B          34       (50)     (16)      41       (52)     (11)

CHARTER/SM/ MODERATE.................................       B           1        (2)      (1)       3        --        3

CHARTER/SM/ MULTI-SECTOR BOND........................       A          27       (51)     (24)      32       (58)     (26)
CHARTER/SM/ MULTI-SECTOR BOND........................       B          31       (34)      (3)      35       (41)      (6)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                          2018                        2017
                                                               --------------------------  --------------------------
                                                                                   NET                         NET
                                                                UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                               ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                 SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                 ------------- ------- -------- ---------- ------- -------- ----------

CHARTER/SM/ SMALL CAP GROWTH....................       B           36     (41)       (5)      33      (46)      (13)

CHARTER/SM/ SMALL CAP VALUE.....................       B           22     (53)      (31)      33      (68)      (35)

EQ/AMERICAN CENTURY MID CAP VALUE...............       B          424     (11)      413       --       --        --

EQ/BLACKROCK BASIC VALUE EQUITY.................       B          246    (314)      (68)     294     (345)      (51)

EQ/CAPITAL GUARDIAN RESEARCH....................       B           53    (105)      (52)      66     (113)      (47)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY.       B            9     (24)      (15)      13      (27)      (14)

EQ/COMMON STOCK INDEX...........................       A          141    (454)     (313)     147     (458)     (311)
EQ/COMMON STOCK INDEX...........................       B          123    (107)       16      137     (101)       36

EQ/CORE BOND INDEX..............................       B          156    (155)        1      165     (173)       (8)

EQ/EMERGING MARKETS EQUITY PLUS.................       B           85     (54)       31       98      (45)       53

EQ/EQUITY 500 INDEX.............................       A          221    (269)      (48)     245     (277)      (32)
EQ/EQUITY 500 INDEX.............................       B          574    (241)      333      544     (195)      349

EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP......       B        2,028     (58)    1,970       --       --        --

EQ/FRANKLIN RISING DIVIDENDS....................       B           15      --        15       --       --        --

EQ/GLOBAL BOND PLUS.............................       B           66     (89)      (23)      66      (86)      (20)

EQ/GOLDMAN SACHS MID CAP VALUE..................       B          343      (9)      334       --       --        --

EQ/INTERMEDIATE GOVERNMENT BOND.................       A           27     (38)      (11)      22      (37)      (15)
EQ/INTERMEDIATE GOVERNMENT BOND.................       B           11     (22)      (11)      12      (22)      (10)

EQ/INTERNATIONAL EQUITY INDEX...................       A          161    (271)     (110)     173     (275)     (102)
EQ/INTERNATIONAL EQUITY INDEX...................       B           37     (51)      (14)      38      (54)      (16)

EQ/INVESCO COMSTOCK.............................       B           69     (91)      (22)      58     (102)      (44)

EQ/INVESCO GLOBAL REAL ESTATE...................       B          598     (20)      578       --       --        --

EQ/INVESCO INTERNATIONAL GROWTH.................       B          635     (18)      617       --       --        --

EQ/IVY ENERGY...................................       B          566     (26)      540       --       --        --

EQ/IVY MID CAP GROWTH...........................       B          929     (28)      901       --       --        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                               2018                         2017
                                                                   ---------------------------  ---------------------------
                                                                                        NET                          NET
                                                                    UNITS   UNITS     INCREASE   UNITS   UNITS     INCREASE
                                                                   ISSUED  REDEEMED  (DECREASE) ISSUED  REDEEMED  (DECREASE)
                                                    SHARE CLASS**  (000'S) (000'S)    (000'S)   (000'S) (000'S)    (000'S)
                                                   --------------- ------- --------  ---------- ------- --------  ----------

EQ/JPMORGAN VALUE OPPORTUNITIES...................        B            235     (104)     131        219      (71)    148

EQ/LARGE CAP GROWTH INDEX.........................        B            282     (262)      20        291     (213)     78

EQ/LARGE CAP VALUE INDEX..........................        B            153     (112)      41        152     (129)     23

EQ/LAZARD EMERGING MARKETS EQUITY.................        B          2,182      (55)   2,127         --       --      --

EQ/MFS INTERNATIONAL GROWTH.......................        B            175     (109)      66        173      (98)     75

EQ/MFS INTERNATIONAL VALUE........................        B          2,554      (61)   2,493         --       --      --

EQ/MFS TECHNOLOGY.................................        B            520      (23)     497         --       --      --

EQ/MFS UTILITIES SERIES...........................        B            635      (20)     615         --       --      --

EQ/MID CAP INDEX..................................        B            382     (326)      56        453     (318)    135

EQ/MONEY MARKET...................................        A         25,996  (25,995)       1     24,126  (24,115)     11
EQ/MONEY MARKET...................................        B        227,353 (227,066)     287    194,929 (194,307)    622

EQ/OPPENHEIMER GLOBAL.............................        B            230     (135)      95        193     (127)     66

EQ/PIMCO GLOBAL REAL RETURN.......................        B            120      (78)      42        157      (63)     94

EQ/PIMCO ULTRA SHORT BOND.........................        B            115     (139)     (24)       110     (141)    (31)

EQ/QUALITY BOND PLUS..............................        A             30      (49)     (19)        29      (52)    (23)
EQ/QUALITY BOND PLUS..............................        B             31      (39)      (8)        21      (28)     (7)

EQ/SMALL COMPANY INDEX............................        B            127     (127)      --        139     (137)      2

EQ/T. ROWE PRICE GROWTH STOCK.....................        B            516     (317)     199        467     (292)    175

EQ/UBS GROWTH & INCOME............................        B             37      (47)     (10)        44      (36)      8

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........... SERVICE CLASS 2      13       (8)       5         15       (9)      6

FIDELITY(R) VIP MID CAP PORTFOLIO................. SERVICE CLASS 2      65      (30)      35         62      (27)     35

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............    SERIES II         82      (42)      40        109      (27)     82

INVESCO V.I. HIGH YIELD FUND......................    SERIES II         76      (66)      10         88      (44)     44

INVESCO V.I. MID CAP CORE EQUITY FUND.............    SERIES II         24      (21)       3         28      (19)      9

INVESCO V.I. SMALL CAP EQUITY FUND................    SERIES II          9      (10)      (1)        10      (10)     --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                            2018                        2017
                                                                 --------------------------  --------------------------
                                                                                     NET                         NET
                                                                  UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                 ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                   SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                   ------------- ------- -------- ---------- ------- -------- ----------

IVY VIP HIGH INCOME...............................   CLASS II      338     (249)       89      369     (210)      159

IVY VIP SMALL CAP GROWTH..........................   CLASS II       78      (38)       40       40      (29)       11

MFS(R) INVESTORS TRUST SERIES..................... SERVICE CLASS    18      (16)        2       21      (15)        6

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................ SERVICE CLASS    16      (12)        4       15      (15)       --

MULTIMANAGER AGGRESSIVE EQUITY....................       A         182     (516)     (334)     162     (516)     (354)
MULTIMANAGER AGGRESSIVE EQUITY....................       B          23      (23)       --       13      (26)      (13)

MULTIMANAGER CORE BOND............................       B          95     (149)      (54)     111     (150)      (39)

MULTIMANAGER MID CAP GROWTH.......................       B          32      (51)      (19)      24      (48)      (24)

MULTIMANAGER MID CAP VALUE........................       B          14      (32)      (18)      16      (39)      (23)

MULTIMANAGER TECHNOLOGY...........................       B         116     (127)      (11)     124     (146)      (22)

OPPENHEIMER MAIN STREET FUND(R)/VA................ SERVICE CLASS     7       (4)        3        9       (2)        7

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO... ADVISOR CLASS    30      (20)       10       33      (16)       17

TARGET 2015 ALLOCATION............................       B          24      (56)      (32)      37      (60)      (23)

TARGET 2025 ALLOCATION............................       B          96      (90)        6      133      (73)       60

TARGET 2035 ALLOCATION............................       B         113      (52)       61      113      (47)       66

TARGET 2045 ALLOCATION............................       B          84      (37)       47       86      (37)       49

TARGET 2055 ALLOCATION............................       B          67      (11)       56       44       (8)       36

TEMPLETON GLOBAL BOND VIP FUND....................    CLASS 2      137     (103)       34      135      (73)       62

VANECK VIP GLOBAL HARD ASSETS FUND................    CLASS S      105     (100)        5      150     (160)      (10)

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2018

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios, MFS(R) Variable Insurance Trusts, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and VanEck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  .   Invesco V.I. Diversified Dividend Fund
  .   Invesco V.I. High Yield Fund
  .   Invesco V.I. Mid Cap Core Equity Fund
  .   Invesco V.I. Small Cap Equity Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
  .   American Funds Insurance Series(R) Bond Fund/SM/

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Conservative Allocation
  .   AXA Conservative-Plus Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Charter/SM/ Moderate
  .   Charter/SM/ Multi-Sector Bond
  .   Charter/SM/ Small Cap Growth
  .   Charter/SM/ Small Cap Value
  .   Target 2015 Allocation
  .   Target 2025 Allocation
  .   Target 2035 Allocation
  .   Target 2045 Allocation
  .   Target 2055 Allocation

     EQ ADVISORS TRUST*
  .   1290 VT Convertible Securities
  .   1290 VT DoubleLine Dynamic Allocation
  .   1290 VT DoubleLine Opportunistic Bond
  .   1290 VT Equity Income
  .   1290 VT GAMCO Mergers & Acquisitions
  .   1290 VT GAMCO Small Company Value
  .   1290 VT High Yield Bond
  .   1290 VT Low Volatility Global Equity
  .   1290 VT Micro Cap
  .   1290 VT Small Cap Value
  .   1290 VT SmartBeta Equity
  .   1290 VT Socially Responsible
  .   All Asset Growth-Alt 20
  .   AXA 400 Managed Volatility
  .   AXA 500 Managed Volatility
  .   AXA 2000 Managed Volatility
  .   AXA Balanced Strategy
  .   AXA Conservative Growth Strategy
  .   AXA Conservative Strategy
  .   AXA Global Equity Managed Volatility
  .   AXA Growth Strategy
  .   AXA International Core Managed Volatility
  .   AXA International Managed Volatility
  .   AXA International Value Managed Volatility
  .   AXA Large Cap Core Managed Volatility
  .   AXA Large Cap Growth Managed Volatility
  .   AXA Large Cap Value Managed Volatility
  .   AXA Mid Cap Value Managed Volatility
  .   AXA Moderate Growth Strategy
  .   AXA/AB Dynamic Moderate Growth
  .   AXA/AB Short Duration Government Bond/(1)/
  .   AXA/AB Small Cap Growth
  .   AXA/ClearBridge Large Cap Growth
  .   AXA/Franklin Balanced Managed Volatility
  .   AXA/Franklin Small Cap Value Managed Volatility
  .   AXA/Franklin Templeton Allocation Managed Volatility
  .   AXA/Janus Enterprise
  .   AXA/Loomis Sayles Growth
  .   AXA/Templeton Global Equity Managed Volatility
  .   EQ/American Century Mid Cap Value
  .   EQ/BlackRock Basic Value Equity
  .   EQ/Capital Guardian Research
  .   EQ/ClearBridge Select Equity Managed Volatility/(2)/

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

1. Organization (Continued)

  .   EQ/Common Stock Index
  .   EQ/Core Bond Index
  .   EQ/Emerging Markets Equity PLUS
  .   EQ/Equity 500 Index
  .   EQ/Fidelity Institutional AM/SM/ Large Cap
  .   EQ/Franklin Rising Dividends
  .   EQ/Global Bond PLUS
  .   EQ/Goldman Sachs Mid Cap Value
  .   EQ/Intermediate Government Bond
  .   EQ/International Equity Index
  .   EQ/Invesco Comstock
  .   EQ/Invesco Global Real Estate
  .   EQ/Invesco International Growth
  .   EQ/Ivy Energy
  .   EQ/Ivy Mid Cap Growth
  .   EQ/JPMorgan Value Opportunities
  .   EQ/Large Cap Growth Index
  .   EQ/Large Cap Value Index
  .   EQ/Lazard Emerging Markets Equity
  .   EQ/MFS International Growth
  .   EQ/MFS International Value
  .   EQ/MFS Technology
  .   EQ/MFS Utilities Series
  .   EQ/Mid Cap Index
  .   EQ/Money Market
  .   EQ/Oppenheimer Global
  .   EQ/PIMCO Global Real Return
  .   EQ/PIMCO Ultra Short Bond
  .   EQ/Quality Bond PLUS
  .   EQ/Small Company Index
  .   EQ/T. Rowe Price Growth Stock
  .   EQ/UBS Growth & Income
  .   Multimanager Aggressive Equity
  .   Multimanager Core Bond
  .   Multimanager Mid Cap Growth
  .   Multimanager Mid Cap Value
  .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  .   Fidelity(R) VIP Equity-Income Portfolio
  .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  .   Templeton Global Bond VIP Fund

     IVY VARIABLE INSURANCE PORTFOLIOS
  .   Ivy VIP High Income
  .   Ivy VIP Small Cap Growth

     MFS(R) VARIABLE INSURANCE TRUSTS
  .   MFS(R) Investors Trust Series
  .   MFS(R) Massachusetts Investors Growth Stock Portfolio

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
  .   Oppenheimer Main Street Fund(R)/VA

     PIMCO VARIABLE INSURANCE TRUST
  .   PIMCO CommodityRealReturn(R) Strategy Portfolio

     VANECK VIP TRUST
  .   VanEck VIP Global Hard Assets Fund

   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

  (1)The Variable Investment Option had no units at December 31, 2018 and 2017, thus the Variable Investment Option is excluded from all other sections of the financial statements.
  (2)Formerly known as AXA/Mutual Large Cap Equity Managed Volatility.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts ("Contracts").

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

1. Organization (Concluded)


   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss ) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout(annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48.

   Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.


                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

2. Significant Accounting Policies (Concluded)

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

  .   EQUI-VEST(R) Series 100 through 801

  .   EQUI-VEST(R) Vantage Series 900

  .   EQUI-VEST(R) Strategies Series 900 and 901

  .   Momentum

  .   Momentum Plus

  .   Variable Immediate Annuity

   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

  .   EQUI-VEST(R) Series 100 through 801

  .   EQUI-VEST(R) Strategies Series 900 and 901

  .   EQUIPLAN

  .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

3. Fair Value Disclosures (Concluded)


   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2018 were as follows:

                                                              PURCHASES      SALES
                                                             ------------ ------------
1290 VT Convertible Securities.............................. $     16,371 $         10
1290 VT DoubleLine Dynamic Allocation.......................    3,051,824    2,845,958
1290 VT DoubleLine Opportunistic Bond.......................    4,587,560    1,728,113
1290 VT Equity Income.......................................   42,742,988   18,648,332
1290 VT GAMCO Mergers & Acquisitions........................    3,380,459    3,368,833
1290 VT GAMCO Small Company Value...........................  210,288,996  132,867,717
1290 VT High Yield Bond.....................................    6,584,726    3,957,814
1290 VT Low Volatility Global Equity........................       16,104           10
1290 VT Micro Cap...........................................      175,123       20,164
1290 VT Small Cap Value.....................................    2,415,341      579,606
1290 VT SmartBeta Equity....................................    1,780,709      272,613
1290 VT Socially Responsible................................    8,692,555    7,738,380
All Asset Growth-Alt 20.....................................   15,477,578   12,930,457
American Funds Insurance Series(R) Bond Fund/SM/............   13,811,906    9,920,431
AXA 400 Managed Volatility..................................    5,974,772    3,530,941
AXA 500 Managed Volatility..................................    8,782,494    6,645,951
AXA 2000 Managed Volatility.................................    3,938,405    2,643,169
AXA Aggressive Allocation...................................  131,852,113   92,370,189
AXA Balanced Strategy.......................................   13,535,559   16,855,612
AXA Conservative Allocation.................................   17,231,373   21,073,248
AXA Conservative Growth Strategy............................    7,804,944    5,339,051
AXA Conservative Strategy...................................    1,835,565    2,308,450
AXA Conservative-Plus Allocation............................   38,645,158   36,935,860
AXA Global Equity Managed Volatility........................   57,647,614   52,935,871
AXA Growth Strategy.........................................       47,952      160,817
AXA International Core Managed Volatility...................   18,192,512   23,432,018
AXA International Managed Volatility........................    3,377,501    2,158,908
AXA International Value Managed Volatility..................   15,902,017   24,325,248
AXA Large Cap Core Managed Volatility.......................    6,586,388    5,341,878
AXA Large Cap Growth Managed Volatility.....................  104,282,593  100,735,818
AXA Large Cap Value Managed Volatility......................   95,334,946  113,130,028
AXA Mid Cap Value Managed Volatility........................   70,378,264   69,495,775
AXA Moderate Allocation.....................................  220,213,420  231,852,600
AXA Moderate Growth Strategy................................   23,758,822   10,798,051
AXA Moderate-Plus Allocation................................  185,401,637  155,984,979
AXA/AB Dynamic Moderate Growth..............................    3,920,206    4,477,438
AXA/AB Small Cap Growth.....................................  103,500,225   68,262,839
AXA/ClearBridge Large Cap Growth............................   23,920,234   33,451,666
AXA/Franklin Balanced Managed Volatility....................   15,121,724   17,078,409
AXA/Franklin Small Cap Value Managed Volatility.............    5,330,408    3,939,226
AXA/Franklin Templeton Allocation Managed Volatility........   24,614,993   11,238,407
AXA/Janus Enterprise........................................   63,447,145   47,681,866
AXA/Loomis Sayles Growth....................................   28,072,143   23,571,598

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

4. Purchases and Sales of Portfolios (Continued)

                                                              PURCHASES      SALES
                                                             ------------ ------------
AXA/Templeton Global Equity Managed Volatility.............. $ 10,732,954 $  7,390,522
Charter/SM/ Moderate........................................      200,064      186,015
Charter/SM/ Multi-Sector Bond...............................    9,479,417   13,090,825
Charter/SM/ Small Cap Growth................................   13,331,968    9,904,041
Charter/SM/ Small Cap Value.................................    9,637,167   16,143,057
EQ/American Century Mid Cap Value...........................   93,164,426    2,499,862
EQ/BlackRock Basic Value Equity.............................  156,351,318  116,504,968
EQ/Capital Guardian Research................................   39,460,716   31,101,025
EQ/ClearBridge Select Equity Managed Volatility.............   14,765,231    4,214,172
EQ/Common Stock Index.......................................  265,959,089  352,932,230
EQ/Core Bond Index..........................................   20,148,655   19,196,762
EQ/Emerging Markets Equity PLUS.............................    9,120,208    5,711,122
EQ/Equity 500 Index.........................................  327,444,873  240,252,284
EQ/Fidelity Institutional AM/SM/ Large Cap..................  458,654,364   13,770,210
EQ/Franklin Rising Dividends................................    1,422,341       16,240
EQ/Global Bond PLUS.........................................    8,398,978   11,065,165
EQ/Goldman Sachs Mid Cap Value..............................   57,285,564    1,603,737
EQ/Intermediate Government Bond.............................    6,427,845    9,653,454
EQ/International Equity Index...............................   38,981,548   53,557,117
EQ/Invesco Comstock.........................................   21,318,319   20,252,104
EQ/Invesco Global Real Estate...............................   90,285,835    3,293,185
EQ/Invesco International Growth.............................   81,075,204    2,433,330
EQ/Ivy Energy...............................................   57,895,910    2,332,737
EQ/Ivy Mid Cap Growth.......................................  169,294,286    5,305,299
EQ/JPMorgan Value Opportunities.............................   73,291,424   28,714,506
EQ/Large Cap Growth Index...................................   74,208,139   52,723,769
EQ/Large Cap Value Index....................................   23,501,125   14,262,957
EQ/Lazard Emerging Markets Equity...........................  216,486,979    6,125,751
EQ/MFS International Growth.................................   53,093,627   24,123,841
EQ/MFS International Value..................................  487,713,509   13,065,308
EQ/MFS Technology...........................................  180,991,350    8,071,578
EQ/MFS Utilities Series.....................................  118,111,514    3,955,179
EQ/Mid Cap Index............................................  146,775,144   83,433,921
EQ/Money Market.............................................  301,794,704  297,570,770
EQ/Oppenheimer Global.......................................   49,748,496   27,890,952
EQ/PIMCO Global Real Return.................................   13,238,259    8,451,857
EQ/PIMCO Ultra Short Bond...................................   13,904,611   15,915,777
EQ/Quality Bond PLUS........................................   10,124,529   14,467,471
EQ/Small Company Index......................................   68,105,100   42,277,913
EQ/T. Rowe Price Growth Stock...............................  193,077,435   93,146,183
EQ/UBS Growth & Income......................................   11,859,426   10,764,399
Fidelity(R) VIP Equity-Income Portfolio.....................    3,357,808    1,693,209
Fidelity(R) VIP Mid Cap Portfolio...........................   18,280,982    6,689,186
Invesco V.I. Diversified Dividend Fund......................   17,522,435    8,274,216
Invesco V.I. High Yield Fund................................   11,605,268    8,913,783
Invesco V.I. Mid Cap Core Equity Fund.......................    7,324,104    3,811,690
Invesco V.I. Small Cap Equity Fund..........................    2,783,395    2,288,385
Ivy VIP High Income.........................................   69,555,220   43,093,920
Ivy VIP Small Cap Growth....................................   24,348,310    6,715,660
MFS(R) Investors Trust Series...............................    5,126,767    4,129,988
MFS(R) Massachusetts Investors Growth Stock Portfolio.......    5,334,380    3,316,987
Multimanager Aggressive Equity..............................  107,294,684  110,605,329
Multimanager Core Bond......................................   17,105,393   23,303,884
Multimanager Mid Cap Growth.................................   18,752,181   13,706,162

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

4. Purchases and Sales of Portfolios (Concluded)

                                                              PURCHASES     SALES
                                                             ----------- -----------
Multimanager Mid Cap Value.................................. $ 7,949,402 $ 8,751,102
Multimanager Technology.....................................  61,177,910  43,473,346
Oppenheimer Main Street Fund(R)/VA..........................   2,217,471     927,220
PIMCO CommodityRealReturn(R) Strategy Portfolio.............   2,189,367   1,425,291
Target 2015 Allocation......................................   5,267,566   7,899,941
Target 2025 Allocation......................................  17,892,009  14,681,163
Target 2035 Allocation......................................  20,363,384   9,419,345
Target 2045 Allocation......................................  15,600,971   7,050,905
Target 2055 Allocation......................................   8,321,093   1,500,548
Templeton Global Bond VIP Fund..............................  15,843,201  12,658,036
VanEck VIP Global Hard Assets Fund..........................   6,633,801   6,507,285

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, advisory services, administration and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or
   (2) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, FMG LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.57% to a high of 1.54% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Dynamic Moderate Growth, AXA/AB Short Duration Government Bond, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index; as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Emerging Markets Equity PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Mid Cap Growth and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable Holdings, Inc.

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

5. Expenses and Related Party Transactions (Concluded)


   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In October 2018, AXA Equitable replaced certain portfolios (each a "Substituted Portfolio" and together, the "Substituted Portfolios") which were offered for certain variable annuity contracts and/or variable life insurance contracts with new and substantially similar portfolios (each a "Replacement Portfolio" and together, the "Replacement Portfolios"). Correspondingly, the Variable Investment Options that invested in the Substituted Portfolios were replaced with the Variable Investment Options that invest in the Replacement Portfolios.

----------------------------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO                   REPLACEMENT PORTFOLIO
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               AMERICAN CENTURY VP MID CAP VALUE FUND  EQ/AMERICAN CENTURY MID CAP
                                                                        VALUE
----------------------------------------------------------------------------------------------------------
Share Class                     Class II                                Class B
Shares                                 4,231,054                           4,231,054
Net Asset Value                 $          20.52                        $      20.52
Net Assets Before Substitution  $     86,821,219                        $         --
Net Assets After Substitution   $             --                        $ 86,821,219
Realized Loss                   $       (786,460)
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO EQ/FIDELITY INSTITUTIONAL AM/SM/
                                                                        LARGE CAP
----------------------------------------------------------------------------------------------------------
Share Class                     Service Class 2                         Class B
Shares                                12,834,420                          12,834,420
Net Asset Value                 $          34.69                        $      34.69
Net Assets Before Substitution  $    445,226,036                        $         --
Net Assets After Substitution   $             --                        $445,226,036
Realized Gain                   $     15,503,527
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               GOLDMAN SACHS VIT MID CAP VALUE FUND    EQ/GOLDMAN SACHS MID CAP VALUE
----------------------------------------------------------------------------------------------------------
Share Class                     Service Shares                          Class B
Shares                                 3,325,736                           3,325,736
Net Asset Value                 $          16.69                        $      16.69
Net Assets Before Substitution  $     55,506,528                        $         --
Net Assets After Substitution   $             --                        $ 55,506,528
Realized Gain                   $        769,536
----------------------------------------------------------------------------------------------------------

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Continued)

-----------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO             REPLACEMENT PORTFOLIO
-----------------------------------------------------------------------------------------
 OCTOBER 22, 2018               INVESCO V.I. GLOBAL               EQ/INVESCO
                                REAL ESTATE FUND                  GLOBAL REAL ESTATE
-----------------------------------------------------------------------------------------
Share Class                     Series II                         Class B
Shares                                5,717,680                      5,717,680
Net Asset Value                 $         15.23                   $      15.23
Net Assets Before Substitution  $    87,080,260                   $         --
Net Assets After Substitution   $            --                   $ 87,080,260
Realized Loss                   $    (7,135,653)
-----------------------------------------------------------------------------------------
 OCTOBER 22, 2018               INVESCO V.I.                      EQ/INVESCO
                                INTERNATIONAL GROWTH FUND         INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------
Share Class                     Series II                         Class B
Shares                                2,259,342                      2,259,342
Net Asset Value                 $         34.38                   $      34.38
Net Assets Before Substitution  $    77,676,166                   $         --
Net Assets After Substitution   $            --                   $ 77,676,166
Realized Loss                   $    (2,036,889)
-----------------------------------------------------------------------------------------
 OCTOBER 22, 2018               IVY VIP ENERGY                    EQ/IVY ENERGY
-----------------------------------------------------------------------------------------
Share Class                     Class II                          Class B
Shares                                9,523,336                      9,523,336
Net Asset Value                 $          5.72                   $       5.72
Net Assets Before Substitution  $    54,466,814                   $         --
Net Assets After Substitution   $            --                   $ 54,466,814
Realized Loss                   $    (1,396,919)
-----------------------------------------------------------------------------------------
 OCTOBER 22, 2018               IVY VIP                           EQ/IVY
                                MID CAP GROWTH                    MID CAP GROWTH
-----------------------------------------------------------------------------------------
Share Class                     Class II                          Class B
Shares                               13,309,356                     13,309,356
Net Asset Value                 $         12.14                   $      12.14
Net Assets Before Substitution  $   161,602,201                   $         --
Net Assets After Substitution   $            --                   $161,602,201
Realized Gain                   $    21,433,806
-----------------------------------------------------------------------------------------
 OCTOBER 22, 2018               LAZARD RETIREMENT                 EQ/LAZARD EMERGING
                                EMERGING MARKETS EQUITY PORTFOLIO MARKETS EQUITY
-----------------------------------------------------------------------------------------
Share Class                     Service Shares                    Class B
Shares                               10,646,459                     10,646,459
Net Asset Value                 $         19.44                   $      19.44
Net Assets Before Substitution  $   206,967,165                   $         --
Net Assets After Substitution   $            --                   $206,967,165
Realized Loss                   $    (6,167,064)
-----------------------------------------------------------------------------------------

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Continued)

---------------------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO                  REPLACEMENT PORTFOLIO
---------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               MFS(R)/ /INTERNATIONAL VALUE PORTFOLIO EQ/MFS INTERNATIONAL VALUE
---------------------------------------------------------------------------------------------------
Share Class                     Service Class                          Class B
Shares                              18,095,012                           18,095,012
Net Asset Value                 $        25.69                         $      25.69
Net Assets Before Substitution  $  464,860,861                         $         --
Net Assets After Substitution   $           --                         $464,860,861
Realized Gain                   $   26,354,729
---------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               MFS(R) TECHNOLOGY PORTFOLIO            EQ/MFS TECHNOLOGY
---------------------------------------------------------------------------------------------------
Share Class                     Service Class                          Class B
Shares                               9,271,120                            9,271,120
Net Asset Value                 $        18.36                         $      18.36
Net Assets Before Substitution  $  170,217,759                         $         --
Net Assets After Substitution   $           --                         $170,217,759
Realized Gain                   $   22,084,808
---------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               MFS(R) UTILITIES SERIES                EQ/MFS UTILITIES SERIES
---------------------------------------------------------------------------------------------------
Share Class                     Service Class                          Class B
Shares                               3,797,383                            3,797,383
Net Asset Value                 $        29.84                         $      29.84
Net Assets Before Substitution  $  113,313,897                         $         --
Net Assets After Substitution   $           --                         $113,313,897
Realized Gain                   $    4,934,174
---------------------------------------------------------------------------------------------------

   In May 2017, pursuant to several Agreement and Plan of Reorganization and Termination, as approved by contractholders, certain Portfolios of EQ Advisors Trust (the "Surviving Portfolios") acquired the net assets of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust (the "Removed Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, these reorganizations were treated as a merger.

--------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------
 MAY 19, 2017             AXA/PACIFIC GLOBAL SMALL CAP VALUE 1290 VT SMALL CAP VALUE
--------------------------------------------------------------------------------------
Share Class               Class B                            Class B
Shares                         84,551                            123,637
Net Asset Value           $      8.52                        $      9.87
Net Assets Before Merger  $   720,593                        $   499,670
Net Assets After Merger   $        --                        $ 1,220,263
Unrealized Loss           $    (7,624)
--------------------------------------------------------------------------------------
 MAY 19, 2017             ALL ASSET AGGRESSIVE-ALT 25        ALL ASSET GROWTH-ALT 20
--------------------------------------------------------------------------------------
Share Class               Class B                            Class B
Shares                      1,074,899                          3,815,288
Net Asset Value           $     12.58                        $     20.09
Net Assets Before Merger  $13,524,308                        $63,106,868
Net Assets After Merger   $        --                        $76,631,176
Unrealized Gain           $   839,259
--------------------------------------------------------------------------------------

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Concluded)

------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
------------------------------------------------------------------------------------------
 MAY 19, 2017             CHARTER/SM /INTERNATIONAL MODERATE CHARTER/SM /MODERATE
------------------------------------------------------------------------------------------
Share Class               Class B                            Class B
Shares                      14,270                                13,526
Net Asset Value           $   9.74                           $     10.28
Net Assets Before Merger  $138,993                           $        --
Net Assets After Merger   $     --                           $   138,993
Realized Gain             $  3,470
------------------------------------------------------------------------------------------
 MAY 19, 2017             CHARTER/SM /REAL ASSETS            EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------
Share Class               Class B                            Class B
Shares                      28,588                             3,029,495
Net Asset Value           $   9.18                           $      9.86
Net Assets Before Merger  $262,456                           $29,597,750
Net Assets After Merger   $     --                           $29,860,206
Realized Loss             $ (1,259)
------------------------------------------------------------------------------------------

7. Asset-based Charges and Contractowner Charges

                                             MORTALITY AND                FINANCIAL
                                             EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                             ------------- -------------- ---------- -----
OLD CONTRACTS                                    0.58%          0.16%          --    0.74%
EQUIPLAN(R)/ /CONTRACTS                          0.58%          0.16%          --    0.74%
EQUI-VEST(R)/ /SERIES 100

EQ/Money Market,
EQ/Common Stock Index.......................     0.56%          0.60%        0.24%   1.40%

All Other Funds.............................     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index.......................     0.65%          0.60%        0.24%   1.49%

All Other Funds.............................     0.50%          0.60%        0.24%   1.34%

EQUI-VEST(R)/ /SERIES 200

EQ/Money Market,
EQ/Common Stock Index.......................     1.15%          0.25%          --    1.40%

All Other Funds.............................     1.09%          0.25%          --    1.34%

EQUI-VEST(R)/ /SERIES 201

All Other Funds.............................     0.95%          0.25%          --    1.20%

EQUI-VEST(R)/ /SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Alloocation....................     1.10%          0.25%          --    1.35%

All Other Funds.............................     1.10%          0.24%          --    1.34%

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

7. Asset-based Charges and Contractowner Charges (Continued)

                                                MORTALITY AND                FINANCIAL
                                                EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                                ------------- -------------- ---------- -----

MOMENTUM PLUS CONTRACTS                             1.10%          0.25%         --     1.35%
EQUI-VEST(R)SERIES 500 CONTRACTS                    1.20%          0.25%         --     1.45%
EQUI-VEST(R)/ /AT RETIREMENT

1.30% All Funds................................     0.80%          0.50%         --     1.30%

1.25% All Funds................................     0.75%          0.50%         --     1.25%

EQUI-VEST(R)SERIES 600 AND 800 CONTRACTS            0.95%          0.25%         --     1.20%
EQUI-VEST(R)/ /VANTAGE CONTRACTS

0.90% All Funds................................     0.90%            --          --     0.90%

0.70% All Funds................................     0.70%            --          --     0.70%

0.50% All Funds................................     0.50%            --          --     0.50%

EQUI-VEST(R)/ /STRATEGIES CONTRACTS SERIES 900

1.20% All Funds................................     1.20%            --          --     1.20%

0.90% All Funds................................     0.90%            --          --     0.90%

0.70% All Funds................................     0.70%            --          --     0.70%

0.50% All Funds................................     0.50%            --          --     0.50%

0.25% All Funds................................     0.25%            --          --     0.25%

EQUI-VEST(R)/ /STRATEGIES CONTRACTS SERIES 901

0.00% All Funds................................     0.00%            --          --     0.00%

0.10% All Funds................................     0.10%            --          --     0.10%

0.25% All Funds................................     0.25%            --          --     0.25%

0.50% All Funds................................     0.50%            --          --     0.50%

0.60% All Funds................................     0.60%            --          --     0.60%

0.70% All Funds................................     0.70%            --          --     0.70%

0.80% All Funds................................     0.80%            --          --     0.80%

0.90% All Funds................................     0.90%            --          --     0.90%

1.00% All Funds................................     1.00%            --          --     1.00%

1.10% All Funds................................     1.10%            --          --     1.10%

1.15% All Funds................................     1.15%            --          --     1.15%

EQUI-VEST(R)/ /EXPRESS SERIES 700 CONTRACTS         0.70%          0.25%         --     0.95%

EQUI-VEST(R)/ /EXPRESS SERIES 701 CONTRACTS

1.10% All Funds................................     0.85%          0.25%         --     1.10%

EQUI-VEST(R)/ /SERIES 801 CONTRACTS

1.25% All Funds................................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds................................     0.40%          0.10%         --     0.50%

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

7. Asset-based Charges and Contractowner Charges (Continued)

   Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUIVEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 100/200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
               CHARGES                       IS DEDUCTED                         AMOUNT DEDUCTED
                -------                       -----------                         ---------------

Annual Administrative charge            Annual                  LOW - $0 depending on the product and account
                                                                value.

                                                                HIGH - Depending on account value, $50 if the
                                                                account value on the last business day of the
                                                                contract year is less than $100,000.

Withdrawal Charge                       At time of transaction  LOW - 5% of withdrawals or contributions made in the current and prior five participation years,
                                                                whichever is less.

                                                                HIGH - 7% of contributions withdrawn, declining
                                                                by 1% each contract years following each
                                                                contribution.

                                                                Exceptions and limitations may eliminate or reduce
                                                                the withdrawal charge.

Plan Loan charges                       At time of transaction  $25 set-up fee and $6.25 quarterly recordkeeping fee or $300 per plan (prorated on the first year).

Variable Immediate Annuity Payout       At time of transaction  $350 annuity administration fee
option

Charge for third-party transfer or      At time of transaction  $0 to $65
exchange

Enhanced death benefit charge           Participation date      0.15% of account value


Guaranteed Minimum Income Benefit                               0.65%


Guaranteed Withdrawal Benefit for Life                          LOW -  0.60% for single life         option;
                                                                  0.75% for joint life      option
                                                                HIGH - 0.75% for single life;
                                                                  0.90% for joint life

                 AMOUNT DEDUCTED                        HOW DEDUCTED
                  ---------------                        ------------

LOW - $0 depending on the product and account       Unit liquidation from
value.                                              account value

HIGH - Depending on account value, $50 if the       Unit liquidation from
account value on the last business day of the       account value
contract year is less than $100,000.

LOW - 5% of withdrawals or contributions made in    Unit liquidation from
the current and prior five participation years,     account value
whichever is less.

HIGH - 7% of contributions withdrawn, declining by 1% each contract years following each contribution.

Exceptions and limitations may eliminate or reduce the withdrawal charge.

$25 set-up fee and $6.25 quarterly recordkeeping    Unit liquidation from
fee or $300 per plan (prorated on the first year).  account value

$350 annuity administration fee                     Unit liquidation from
             account value

$0 to $65                                           Unit liquidation from
             account value

0.15% of account value                              Unit liquidation from
                                                    account value

0.65%                                               Unit liquidation from
                                                    account value

LOW -  0.60% for single life         option;
  0.75% for joint life      option
HIGH - 0.75% for single life;
  0.90% for joint life

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

7. Asset-based Charges and Contractowner Charges (Concluded)

                                            WHEN CHARGE
             CHARGES                        IS DEDUCTED                            AMOUNT DEDUCTED
              -------                       -----------                             ---------------

Sales Premium and Other Applicable                               Current tax charge varies by jurisdiction and ranges
Taxes                                                            from 0% to 3.5%



Guaranteed minimum death benefit                                 STANDARD DEATH BENEFIT (AVAILABLE ONLY WITH
                                                                 THE GUARANTEED MINIMUM INCOME BENEFIT) -
                                                                 0.00%

                                                                 GWBL STANDARD DEATH BENEFIT - 0.00%

                                                                 ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                                 Annual Rachet to age 85 benefit base

                                                                 GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                                 RACHET TO AGE 85 - 0.60% of the greater of 6%
                                                                 roll-up to age 85 benefit base, as applicable

                                                                 GWBL ENHANCED DEATH BENEFIT - 0.30% of
                                                                 the GWBL Enhance death benefit base

Personal Income Benefit Charge      Contract/Participation Date  1.00% of the Personal Income Benefit account
                                    Anniversary                  value

Managed Account Service Fee         Quarterly                    The managed Account Service ("MAS") Advisory fee
                                                                 is a quarterly fee that can be charged at an annual
                                                                 rate of up to 0.60%. The amount of the fee may be
                                                                 lower and varies among broker-dealers. The fee will
                                                                 be deducted pro rata from the Non-Personal Income
                                                                 Benefit variable investment options and guaranteed
                                                                 interest option first, then from the account for
                                                                 special dollar cost averaging. The MAS Advisory fee
                                                                 does not apply to Personal Income Benefit related
                                                                 assets.

Wire Transfer Charge                At time of transaction       $90 for outgoing wire transfers


Express Mail Charge                 At time of transaction       $35 for checks sent by express delivery


                  AMOUNT DEDUCTED                         HOW DEDUCTED
                   ---------------                         ------------

Current tax charge varies by jurisdiction and ranges  Deducted from the
from 0% to 3.5%                                       amount applied to
                                                      provide an annuity
                                                      payout option

STANDARD DEATH BENEFIT (AVAILABLE ONLY WITH           Unit liquidation from
THE GUARANTEED MINIMUM INCOME BENEFIT) -
0.00%

GWBL STANDARD DEATH BENEFIT - 0.00%

ANNUAL RACHET TO AGE 85 - 0.25% of the
Annual Rachet to age 85 benefit base

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
RACHET TO AGE 85 - 0.60% of the greater of 6% roll-up to age 85 benefit base, as applicable

GWBL ENHANCED DEATH BENEFIT - 0.30% of
the GWBL Enhance death benefit base

1.00% of the Personal Income Benefit account          Unit liquidation from
value                                                 account value

The managed Account Service ("MAS") Advisory fee      Unit liquidation from
is a quarterly fee that can be charged at an annual   account value
rate of up to 0.60%. The amount of the fee may be
lower and varies among broker-dealers. The fee will
be deducted pro rata from the Non-Personal Income
Benefit variable investment options and guaranteed
interest option first, then from the account for
special dollar cost averaging. The MAS Advisory fee
does not apply to Personal Income Benefit related
assets.

$90 for outgoing wire transfers                       Unit liquidation from
                                                      account value

$35 for checks sent by express delivery               Unit liquidation from
                                                      account value

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT CONVERTIBLE SECURITIES
2018  Lowest contract charge 1.25% Class B(k)     $94.52          --              --            --       (5.59)%
      Highest contract charge 1.25% Class B(k)    $94.52          --              --            --       (5.59)%
      All contract charges                            --          --             $15          8.47%         --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
2018  Lowest contract charge 0.50% Class B       $114.83           --                --         --        (4.59)%
      Highest contract charge 1.34% Class B      $109.46           --                --         --        (5.41)%
      All contract charges                            --           97          $ 10,730       1.64%          --
2017  Lowest contract charge 0.50% Class B       $120.36           --                --         --         9.07%
      Highest contract charge 1.34% Class B      $115.72           --                --         --         8.15%
      All contract charges                            --           98          $ 11,438       0.62%          --
2016  Lowest contract charge 0.50% Class B       $110.35           --                --         --         8.06%
      Highest contract charge 1.34% Class B      $107.00           --                --         --         7.16%
      All contract charges                            --           75          $  7,993       1.70%          --
2015  Lowest contract charge 0.50% Class B       $102.12           --                --         --        (4.20)%
      Highest contract charge 1.34% Class B      $ 99.85           --                --         --        (5.01)%
      All contract charges                            --           54          $  5,512       0.98%          --
2014  Lowest contract charge 0.50% Class B       $106.60           --                --         --         1.91%
      Highest contract charge 1.34% Class B      $105.12           --                --         --         1.05%
      All contract charges                            --           30          $  3,194       2.89%          --
1290 VT DOUBLELINE OPPORTUNISTIC BOND
2018  Lowest contract charge 0.50% Class B       $104.22           --                --         --        (1.43)%
      Highest contract charge 1.25% Class B      $101.39           --                --         --        (2.18)%
      All contract charges                            --           88          $  8,972       3.28%          --
2017  Lowest contract charge 0.50% Class B       $105.73           --                --         --         3.41%
      Highest contract charge 1.25% Class B      $103.65           --                --         --         2.64%
      All contract charges                            --           61          $  6,425       2.18%          --
2016  Lowest contract charge 0.50% Class B       $102.24           --                --         --         4.35%
      Highest contract charge 1.25% Class B      $100.98           --                --         --         3.56%
      All contract charges                            --           26          $  2,603       4.08%          --
2015  Lowest contract charge 0.50% Class B(c)    $ 97.98           --                --         --        (2.28)%
      Highest contract charge 1.25% Class B(c)   $ 97.51           --                --         --        (2.72)%
      All contract charges                            --            7          $    678       3.46%          --
1290 VT EQUITY INCOME
2018  Lowest contract charge 0.50% Class B       $212.58           --                --         --       (12.14)%
      Highest contract charge 1.45% Class B      $185.46           --                --         --       (12.98)%
      All contract charges                            --          510          $ 96,565       1.98%          --
2017  Lowest contract charge 0.50% Class B       $241.94           --                --         --        15.26%
      Highest contract charge 1.45% Class B      $213.12           --                --         --        14.16%
      All contract charges                            --          544          $117,542       1.67%          --
2016  Lowest contract charge 0.50% Class B       $209.90           --                --         --        12.42%
      Highest contract charge 1.45% Class B      $186.68           --                --         --        11.35%
      All contract charges                            --          569          $107,751       2.00%          --
2015  Lowest contract charge 0.50% Class B       $186.71           --                --         --        (2.19)%
      Highest contract charge 1.45% Class B      $167.65           --                --         --        (3.13)%
      All contract charges                            --          604          $102,239       1.58%          --
2014  Lowest contract charge 0.50% Class B       $190.90           --                --         --         8.13%
      Highest contract charge 1.45% Class B      $173.06           --                --         --         7.09%
      All contract charges                            --          630          $109,337       1.56%          --
1290 VT GAMCO MERGERS & ACQUISITIONS
2018  Lowest contract charge 0.50% Class B       $169.90           --                --         --        (5.39)%
      Highest contract charge 1.35% Class B      $151.10           --                --         --        (6.20)%
      All contract charges                            --          104          $ 15,733       1.46%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
1290 VT GAMCO MERGERS & ACQUISITIONS (CONTINUED)
2017   Lowest contract charge 0.50% Class B        $179.58            --                --        --         5.65%
       Highest contract charge 1.45% Class B       $159.04            --                --        --         4.65%
       All contract charges                             --           107        $   17,240      0.16%          --
2016   Lowest contract charge 0.50% Class B        $169.97            --                --        --         7.16%
       Highest contract charge 1.45% Class B       $151.98            --                --        --         6.14%
       All contract charges                             --           116        $   17,653      0.01%          --
2015   Lowest contract charge 0.50% Class B        $158.62            --                --        --         2.10%
       Highest contract charge 1.34% Class B       $144.91            --                --        --         1.24%
       All contract charges                             --           127        $   18,277      0.00%          --
2014   Lowest contract charge 0.50% Class B        $155.35            --                --        --         1.13%
       Highest contract charge 1.34% Class B       $143.13            --                --        --         0.28%
       All contract charges                             --           141        $   20,188      0.00%          --
1290 VT GAMCO SMALL COMPANY VALUE
2018   Lowest contract charge 0.00% Class B        $117.65            --                --        --       (15.58)%
       Highest contract charge 1.45% Class B       $302.16            --                --        --       (16.82)%
       All contract charges                             --         2,996        $  903,686      0.57%          --
2017   Lowest contract charge 0.00% Class B        $139.36            --                --        --        16.09%
       Highest contract charge 1.45% Class B       $363.24            --                --        --        14.42%
       All contract charges                             --         2,891        $1,046,106      0.63%          --
2016   Lowest contract charge 0.00% Class B(e)     $120.04            --                --        --        36.95%
       Highest contract charge 1.45% Class B       $317.46            --                --        --        21.49%
       All contract charges                             --         2,786        $  878,428      0.52%          --
2015   Lowest contract charge 0.40% Class B        $144.27            --                --        --        (6.08)%
       Highest contract charge 1.45% Class B       $261.31            --                --        --        (7.07)%
       All contract charges                             --         2,669        $  692,281      0.54%          --
2014   Lowest contract charge 0.40% Class B        $153.61            --                --        --         2.66%
       Highest contract charge 1.45% Class B       $281.18            --                --        --         1.57%
       All contract charges                             --         2,576        $  717,726      0.28%          --
1290 VT HIGH YIELD BOND
2018   Lowest contract charge 0.50% Class B        $114.11            --                --        --        (2.70)%
       Highest contract charge 1.34% Class B       $108.77            --                --        --        (3.54)%
       All contract charges                             --           133        $   14,453      5.67%          --
2017   Lowest contract charge 0.50% Class B        $117.28            --                --        --         5.94%
       Highest contract charge 1.45% Class B       $112.18            --                --        --         4.94%
       All contract charges                             --           113        $   12,965      5.57%          --
2016   Lowest contract charge 0.50% Class B        $110.70            --                --        --        11.17%
       Highest contract charge 1.34% Class B       $107.33            --                --        --        10.23%
       All contract charges                             --            78        $    8,523      6.19%          --
2015   Lowest contract charge 0.50% Class B        $ 99.58            --                --        --        (3.57)%
       Highest contract charge 1.34% Class B       $ 97.37            --                --        --        (4.39)%
       All contract charges                             --            55        $    5,403      7.01%          --
2014   Lowest contract charge 0.50% Class B        $103.27            --                --        --         1.40%
       Highest contract charge 1.34% Class B       $101.84            --                --        --         0.54%
       All contract charges                             --            30        $    3,131      5.58%          --
1290 VT LOW VOLATILITY GLOBAL EQUITY
2018   Lowest contract charge 1.25% Class B(k)     $ 96.35            --                --        --        (3.25)%
       Highest contract charge 1.25% Class B(k)    $ 96.35            --                --        --        (3.25)%
       All contract charges                             --            --        $       15      8.67%          --
1290 VT MICRO CAP
2018   Lowest contract charge 1.25% Class B(k)     $ 87.68            --                --        --       (12.02)%
       Highest contract charge 1.25% Class B(k)    $ 87.68            --                --        --       (12.02)%
       All contract charges                             --             2        $      137      0.05%          --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT SMALL CAP VALUE(F)
2018  Lowest contract charge 0.50% Class B       $107.20           --               --          --       (11.91)%
      Highest contract charge 1.25% Class B      $104.29           --               --          --       (12.58)%
      All contract charges                            --           28          $ 2,890        1.13%          --
2017  Lowest contract charge 0.50% Class B       $121.70           --               --          --        12.22%
      Highest contract charge 1.25% Class B      $119.30           --               --          --        11.37%
      All contract charges                            --           14          $ 1,709        0.81%          --
2016  Lowest contract charge 0.50% Class B       $108.45           --               --          --        23.63%
      Highest contract charge 1.25% Class B(c)   $107.12           --               --          --        22.70%
      All contract charges                            --            3          $   307        3.23%          --
2015  Lowest contract charge 0.50% Class B(c)    $ 87.72           --               --          --       (11.70)%
      Highest contract charge 1.20% Class B(c)   $ 87.33           --               --          --       (12.07)%
      All contract charges                            --            1          $    76        0.81%          --
1290 VT SMARTBETA EQUITY
2018  Lowest contract charge 0.50% Class B       $114.48           --               --          --        (6.56)%
      Highest contract charge 1.25% Class B      $111.37           --               --          --        (7.27)%
      All contract charges                            --           23          $ 2,504        1.59%          --
2017  Lowest contract charge 0.50% Class B       $122.52           --               --          --        21.12%
      Highest contract charge 1.25% Class B      $120.10           --               --          --        20.20%
      All contract charges                            --           10          $ 1,257        1.90%          --
2016  Lowest contract charge 0.50% Class B(c)    $101.16           --               --          --         5.38%
      Highest contract charge 1.25% Class B      $ 99.92           --               --          --         4.58%
      All contract charges                            --            3          $   392        2.12%          --
2015  Lowest contract charge 0.90% Class B(c)    $ 95.76           --               --          --        (2.94)%
      Highest contract charge 1.25% Class B(c)   $ 95.54           --               --          --        (3.15)%
      All contract charges                            --           --          $    74        3.31%          --
1290 VT SOCIALLY RESPONSIBLE
2018  Lowest contract charge 0.00% Class B       $127.24           --               --          --        (4.37)%
      Highest contract charge 1.45% Class B      $200.53           --               --          --        (5.77)%
      All contract charges                            --          318          $51,134        0.96%          --
2017  Lowest contract charge 0.00% Class B(e)    $133.05           --               --          --        20.40%
      Highest contract charge 1.45% Class B      $212.80           --               --          --        18.66%
      All contract charges                            --          320          $54,460        1.05%          --
2016  Lowest contract charge 0.00% Class B       $178.36           --               --          --         9.96%
      Highest contract charge 1.45% Class B      $179.33           --               --          --         8.36%
      All contract charges                            --          319          $45,604        1.20%          --
2015  Lowest contract charge 0.00% Class B(d)    $162.21           --               --          --        (4.35)%
      Highest contract charge 1.45% Class B      $165.49           --               --          --        (0.98)%
      All contract charges                            --          329          $43,199        1.02%          --
2014  Lowest contract charge 0.40% Class B       $153.55           --               --          --        13.15%
      Highest contract charge 1.45% Class B      $167.13           --               --          --        11.96%
      All contract charges                            --          326          $43,049        0.82%          --
ALL ASSET GROWTH-ALT 20(G)
2018  Lowest contract charge 0.50% Class B       $163.89           --               --          --        (8.02)%
      Highest contract charge 1.45% Class B      $149.89           --               --          --        (8.90)%
      All contract charges                            --          496          $76,081        1.79%          --
2017  Lowest contract charge 0.50% Class B       $178.18           --               --          --        15.32%
      Highest contract charge 1.45% Class B      $164.54           --               --          --        14.22%
      All contract charges                            --          500          $84,044        1.62%          --
2016  Lowest contract charge 0.50% Class B       $154.51           --               --          --         9.02%
      Highest contract charge 1.45% Class B      $144.06           --               --          --         7.98%
      All contract charges                            --          404          $59,126        1.36%          --
2015  Lowest contract charge 0.50% Class B       $141.73           --               --          --        (4.44)%
      Highest contract charge 1.45% Class B      $133.41           --               --          --        (5.36)%
      All contract charges                            --          391          $52,828        0.83%          --
2014  Lowest contract charge 0.50% Class B       $148.32           --               --          --         1.88%
      Highest contract charge 1.45% Class B      $140.96           --               --          --         0.91%
      All contract charges                            --          387          $55,179        1.49%          --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
AMERICAN FUNDS INSURANCE SERIES(R)/ /BOND FUND/SM /
2018      Lowest contract charge 0.50% Class 4        $104.33           --               --          --        (1.39)%
          Highest contract charge 1.45% Class 4       $ 98.83           --               --          --        (2.33)%
          All contract charges                             --          468          $47,002        2.31%          --
2017      Lowest contract charge 0.50% Class 4        $105.80           --               --          --         2.78%
          Highest contract charge 1.45% Class 4       $101.19           --               --          --         1.80%
          All contract charges                             --          433          $44,600        2.08%          --
2016      Lowest contract charge 0.50% Class 4        $102.94           --               --          --         2.29%
          Highest contract charge 1.45% Class 4       $ 99.40           --               --          --         1.31%
          All contract charges                             --          362          $36,249        1.73%          --
2015      Lowest contract charge 0.50% Class 4        $100.64           --               --          --        (0.57)%
          Highest contract charge 1.45% Class 4       $ 98.11           --               --          --        (1.53)%
          All contract charges                             --          247          $24,490        1.87%          --
2014      Lowest contract charge 0.50% Class 4        $101.22           --               --          --         4.62%
          Highest contract charge 1.45% Class 4       $ 99.63           --               --          --         3.62%
          All contract charges                             --          130          $13,071        3.66%          --
AXA 400 MANAGED VOLATILITY
2018      Lowest contract charge 0.40% Class B        $172.07           --               --          --       (12.62)%
          Highest contract charge 1.45% Class B       $144.84           --               --          --       (13.55)%
          All contract charges                             --           84          $15,353        0.98%          --
2017      Lowest contract charge 0.40% Class B        $196.93           --               --          --        14.77%
          Highest contract charge 1.45% Class B       $167.54           --               --          --        13.56%
          All contract charges                             --           79          $16,486        0.79%          --
2016      Lowest contract charge 0.40% Class B        $171.59           --               --          --        19.20%
          Highest contract charge 1.45% Class B       $147.53           --               --          --        17.95%
          All contract charges                             --           66          $12,251        0.92%          --
2015      Lowest contract charge 0.40% Class B        $143.95           --               --          --        (3.50)%
          Highest contract charge 1.34% Class B       $166.05           --               --          --        (4.41)%
          All contract charges                             --           45          $ 7,382        0.56%          --
2014      Lowest contract charge 0.40% Class B        $149.17           --               --          --         8.37%
          Highest contract charge 1.34% Class B       $173.71           --               --          --         7.33%
          All contract charges                             --           41          $ 7,055        0.43%          --
AXA 500 MANAGED VOLATILITY
2018      Lowest contract charge 0.50% Class B        $205.04           --               --          --        (6.53)%
          Highest contract charge 1.34% Class B       $213.21           --               --          --        (7.33)%
          All contract charges                             --          129          $26,144        1.15%          --
2017      Lowest contract charge 0.50% Class B        $219.37           --               --          --        20.16%
          Highest contract charge 1.34% Class B       $230.07           --               --          --        19.15%
          All contract charges                             --          120          $26,598        1.21%          --
2016      Lowest contract charge 0.50% Class B        $182.57           --               --          --        10.47%
          Highest contract charge 1.34% Class B       $193.10           --               --          --         9.54%
          All contract charges                             --          104          $19,418        1.31%          --
2015      Lowest contract charge 0.50% Class B        $165.27           --               --          --        (0.14)%
          Highest contract charge 1.34% Class B       $176.28           --               --          --        (0.98)%
          All contract charges                             --           87          $14,632        0.97%          --
2014      Lowest contract charge 0.50% Class B        $165.50           --               --          --        12.03%
          Highest contract charge 1.34% Class B       $178.03           --               --          --        11.08%
          All contract charges                             --           76          $12,843        0.68%          --
AXA 2000 MANAGED VOLATILITY
2018      Lowest contract charge 0.50% Class B        $171.46           --               --          --       (12.36)%
          Highest contract charge 1.34% Class B       $188.15           --               --          --       (13.11)%
          All contract charges                             --           45          $ 7,424        0.79%          --
2017      Lowest contract charge 0.50% Class B        $195.64           --               --          --        13.29%
          Highest contract charge 1.34% Class B       $216.53           --               --          --        12.34%
          All contract charges                             --           39          $ 7,758        0.75%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA 2000 MANAGED VOLATILITY (CONTINUED)
2016  Lowest contract charge 0.50% Class B    $172.69            --               --         --        19.92%
      Highest contract charge 1.34% Class B   $192.75            --               --         --        18.92%
      All contract charges                         --            33         $  5,859       0.82%          --
2015  Lowest contract charge 0.50% Class B    $144.00            --               --         --        (5.57)%
      Highest contract charge 1.34% Class B   $162.09            --               --         --        (6.37)%
      All contract charges                         --            26         $  4,016       0.40%          --
2014  Lowest contract charge 0.50% Class B    $152.50            --               --         --         3.54%
      Highest contract charge 1.34% Class B   $173.12            --               --         --         2.66%
      All contract charges                         --            23         $  3,815       0.15%          --
AXA AGGRESSIVE ALLOCATION
2018  Lowest contract charge 0.50% Class B    $218.14            --               --         --        (9.17)%
      Highest contract charge 1.45% Class B   $188.44            --               --         --       (10.05)%
      All contract charges                         --         3,327         $646,094       1.58%          --
2017  Lowest contract charge 0.50% Class B    $240.17            --               --         --        18.50%
      Highest contract charge 1.45% Class B   $209.49            --               --         --        17.37%
      All contract charges                         --         3,343         $719,502       1.53%          --
2016  Lowest contract charge 0.50% Class B    $202.67            --               --         --         8.25%
      Highest contract charge 1.45% Class B   $178.48            --               --         --         7.21%
      All contract charges                         --         3,348         $610,865       0.97%          --
2015  Lowest contract charge 0.50% Class B    $187.23            --               --         --        (2.25)%
      Highest contract charge 1.45% Class B   $166.47            --               --         --        (3.18)%
      All contract charges                         --         3,347         $567,396       0.97%          --
2014  Lowest contract charge 0.50% Class B    $191.54            --               --         --         4.20%
      Highest contract charge 1.45% Class B   $171.94            --               --         --         3.20%
      All contract charges                         --         3,294         $574,931       1.61%          --
AXA BALANCED STRATEGY
2018  Lowest contract charge 1.25% Class A    $141.19            --               --         --        (5.39)%
      Highest contract charge 1.25% Class A   $141.19            --               --         --        (5.39)%
      All contract charges                         --             1         $     72       1.19%          --
2017  Lowest contract charge 1.25% Class A    $149.23            --               --         --         8.48%
      Highest contract charge 1.25% Class A   $149.23            --               --         --         8.48%
      All contract charges                         --             1         $    193       1.27%          --
2016  Lowest contract charge 1.25% Class A    $137.56            --               --         --         4.66%
      Highest contract charge 1.25% Class A   $137.56            --               --         --         4.66%
      All contract charges                         --             1         $    188       0.90%          --
2015  Lowest contract charge 1.10% Class A    $132.70            --               --         --        (1.73)%
      Highest contract charge 1.25% Class A   $131.44            --               --         --        (1.88)%
      All contract charges                         --             1         $    189       1.03%          --
2014  Lowest contract charge 1.10% Class A    $135.04            --               --         --         3.25%
      Highest contract charge 1.25% Class A   $133.96            --               --         --         3.09%
      All contract charges                         --             2         $    253       1.18%          --
AXA BALANCED STRATEGY
2018  Lowest contract charge 0.50% Class B    $132.50            --               --         --        (4.66)%
      Highest contract charge 1.45% Class B   $124.32            --               --         --        (5.57)%
      All contract charges                         --           835         $119,937       1.19%          --
2017  Lowest contract charge 0.50% Class B    $138.98            --               --         --         9.30%
      Highest contract charge 1.45% Class B   $131.66            --               --         --         8.26%
      All contract charges                         --           869         $132,545       1.27%          --
2016  Lowest contract charge 0.50% Class B    $127.15            --               --         --         5.45%
      Highest contract charge 1.45% Class B   $121.61            --               --         --         4.45%
      All contract charges                         --           880         $124,745       0.90%          --
2015  Lowest contract charge 0.50% Class B    $120.58            --               --         --        (1.13)%
      Highest contract charge 1.45% Class B   $116.43            --               --         --        (2.09)%
      All contract charges                         --           802         $108,841       1.03%          --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA BALANCED STRATEGY (CONTINUED)
2014  Lowest contract charge 0.50% Class B    $121.96            --               --         --        3.88%
      Highest contract charge 1.45% Class B   $118.91            --               --         --        2.88%
      All contract charges                         --           705         $ 98,111       1.18%         --
AXA CONSERVATIVE ALLOCATION
2018  Lowest contract charge 0.50% Class B    $147.27            --               --         --       (2.06)%
      Highest contract charge 1.45% Class B   $127.22            --               --         --       (3.00)%
      All contract charges                         --           757         $ 97,134       1.49%         --
2017  Lowest contract charge 0.50% Class B    $150.36            --               --         --        4.42%
      Highest contract charge 1.45% Class B   $131.15            --               --         --        3.43%
      All contract charges                         --           806         $106,472       1.10%         --
2016  Lowest contract charge 0.50% Class B    $143.99            --               --         --        2.41%
      Highest contract charge 1.45% Class B   $126.80            --               --         --        1.44%
      All contract charges                         --           884         $112,214       0.95%         --
2015  Lowest contract charge 0.50% Class B    $140.60            --               --         --       (0.73)%
      Highest contract charge 1.45% Class B   $125.00            --               --         --       (1.69)%
      All contract charges                         --           912         $113,613       0.81%         --
2014  Lowest contract charge 0.50% Class B    $141.64            --               --         --        2.10%
      Highest contract charge 1.45% Class B   $127.15            --               --         --        1.12%
      All contract charges                         --           954         $121,032       0.86%         --
AXA CONSERVATIVE GROWTH STRATEGY
2018  Lowest contract charge 0.50% Class B    $125.40            --               --         --       (3.73)%
      Highest contract charge 1.34% Class B   $118.53            --               --         --       (4.56)%
      All contract charges                         --           240         $ 30,084       1.25%         --
2017  Lowest contract charge 0.50% Class B    $130.26            --               --         --        7.44%
      Highest contract charge 1.34% Class B   $124.19            --               --         --        6.54%
      All contract charges                         --           223         $ 29,665       1.25%         --
2016  Lowest contract charge 0.50% Class B    $121.24            --               --         --        4.44%
      Highest contract charge 1.34% Class B   $116.57            --               --         --        3.56%
      All contract charges                         --           204         $ 25,591       0.90%         --
2015  Lowest contract charge 0.50% Class B    $116.09            --               --         --       (0.96)%
      Highest contract charge 1.34% Class B   $112.56            --               --         --       (1.80)%
      All contract charges                         --           181         $ 22,059       1.01%         --
2014  Lowest contract charge 0.50% Class B    $117.21            --               --         --        3.29%
      Highest contract charge 1.34% Class B   $114.62            --               --         --        2.42%
      All contract charges                         --           151         $ 18,926       1.09%         --
AXA CONSERVATIVE STRATEGY
2018  Lowest contract charge 0.50% Class B    $111.74            --               --         --       (1.89)%
      Highest contract charge 1.34% Class B   $105.62            --               --         --       (2.73)%
      All contract charges                         --            80         $  8,883       1.18%         --
2017  Lowest contract charge 0.50% Class B    $113.89            --               --         --        3.74%
      Highest contract charge 1.34% Class B   $108.58            --               --         --        2.88%
      All contract charges                         --            86         $  9,802       1.04%         --
2016  Lowest contract charge 0.50% Class B    $109.78            --               --         --        2.31%
      Highest contract charge 1.34% Class B   $105.54            --               --         --        1.45%
      All contract charges                         --            87         $  9,714       0.85%         --
2015  Lowest contract charge 0.50% Class B    $107.30            --               --         --       (0.67)%
      Highest contract charge 1.34% Class B   $104.03            --               --         --       (1.51)%
      All contract charges                         --            74         $  8,166       0.87%         --
2014  Lowest contract charge 0.70% Class B    $107.44            --               --         --        1.88%
      Highest contract charge 1.34% Class B   $105.63            --               --         --        1.24%
      All contract charges                         --            61         $  6,971       0.78%         --
AXA CONSERVATIVE-PLUS ALLOCATION
2018  Lowest contract charge 0.50% Class B    $164.35            --               --         --       (4.13)%
      Highest contract charge 1.45% Class B   $141.98            --               --         --       (5.05)%
      All contract charges                         --         1,402         $202,591       1.48%         --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA CONSERVATIVE-PLUS ALLOCATION (CONTINUED)
2017  Lowest contract charge 0.50% Class B    $171.43            --               --         --         8.28%
      Highest contract charge 1.45% Class B   $149.53            --               --         --         7.25%
      All contract charges                         --         1,455         $220,539       1.21%          --
2016  Lowest contract charge 0.50% Class B    $158.32            --               --         --         4.21%
      Highest contract charge 1.45% Class B   $139.42            --               --         --         3.22%
      All contract charges                         --         1,464         $206,424       0.94%          --
2015  Lowest contract charge 0.50% Class B    $151.92            --               --         --        (1.15)%
      Highest contract charge 1.45% Class B   $135.07            --               --         --        (2.09)%
      All contract charges                         --         1,489         $202,513       0.83%          --
2014  Lowest contract charge 0.50% Class B    $153.69            --               --         --         2.64%
      Highest contract charge 1.45% Class B   $137.96            --               --         --         1.67%
      All contract charges                         --         1,503         $208,413       1.02%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2018  Lowest contract charge 0.50% Class B    $330.79            --               --         --       (12.60)%
      Highest contract charge 1.45% Class B   $323.07            --               --         --       (13.44)%
      All contract charges                         --         1,311         $332,448       1.03%          --
2017  Lowest contract charge 0.50% Class B    $378.49            --               --         --        25.45%
      Highest contract charge 1.45% Class B   $373.24            --               --         --        24.26%
      All contract charges                         --         1,396         $406,202       1.08%          --
2016  Lowest contract charge 0.50% Class B    $301.70            --               --         --         3.96%
      Highest contract charge 1.45% Class B   $300.37            --               --         --         2.97%
      All contract charges                         --         1,497         $348,728       0.91%          --
2015  Lowest contract charge 0.50% Class B    $290.21            --               --         --        (2.22)%
      Highest contract charge 1.45% Class B   $291.72            --               --         --        (3.15)%
      All contract charges                         --         1,629         $363,975       0.88%          --
2014  Lowest contract charge 0.50% Class B    $296.80            --               --         --         1.18%
      Highest contract charge 1.45% Class B   $301.21            --               --         --         0.21%
      All contract charges                         --         1,741         $398,475       0.95%          --
AXA GROWTH STRATEGY
2018  Lowest contract charge 1.10% Class A    $162.72            --               --         --        (7.12)%
      Highest contract charge 1.25% Class A   $160.44            --               --         --        (7.26)%
      All contract charges                         --             8         $  1,294       1.15%          --
2017  Lowest contract charge 1.10% Class A    $175.20            --               --         --        12.48%
      Highest contract charge 1.25% Class A   $173.00            --               --         --        12.31%
      All contract charges                         --             9         $  1,528       1.51%          --
2016  Lowest contract charge 1.10% Class A    $155.76            --               --         --         6.90%
      Highest contract charge 1.25% Class A   $154.04            --               --         --         6.74%
      All contract charges                         --             9         $  1,370       0.95%          --
2015  Lowest contract charge 1.10% Class A    $145.70            --               --         --        (2.06)%
      Highest contract charge 1.25% Class A   $144.31            --               --         --        (2.22)%
      All contract charges                         --             9         $  1,292       1.14%          --
2014  Lowest contract charge 1.10% Class A    $148.77            --               --         --         4.45%
      Highest contract charge 1.25% Class A   $147.58            --               --         --         4.30%
      All contract charges                         --             9         $  1,323       1.35%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2018  Lowest contract charge 0.40% Class B    $ 93.00            --               --         --       (15.23)%
      Highest contract charge 1.45% Class B   $143.78            --               --         --       (16.13)%
      All contract charges                         --         1,210         $145,274       1.70%          --
2017  Lowest contract charge 0.40% Class B    $109.71            --               --         --        25.80%
      Highest contract charge 1.45% Class B   $171.43            --               --         --        24.49%
      All contract charges                         --         1,255         $178,927       1.66%          --
2016  Lowest contract charge 0.40% Class B    $ 87.21            --               --         --        (0.18)%
      Highest contract charge 1.45% Class B   $137.71            --               --         --        (1.23)%
      All contract charges                         --         1,317         $150,471       0.29%          --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------
                                                                                    ACCUMULATION
                                                                  UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                       UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                       ---------- ----------------- ------------ ------------- --------
AXA INTERNATIONAL CORE MANAGED VOLATILITY (CONTINUED)
2015      Lowest contract charge 0.40% Class B          $ 87.37            --               --         --        (4.73)%
          Highest contract charge 1.45% Class B         $139.43            --               --         --        (5.73)%
          All contract charges                               --         1,380         $159,218       0.06%          --
2014      Lowest contract charge 0.40% Class B(a)       $ 91.71            --               --         --       (10.62)%
          Highest contract charge 1.45% Class B         $147.91            --               --         --        (7.60)%
          All contract charges                               --         1,438         $175,794       1.47%          --
AXA INTERNATIONAL MANAGED VOLATILITY
2018      Lowest contract charge 0.50% Class B          $115.56            --               --         --       (14.88)%
          Highest contract charge 1.34% Class B         $115.02            --               --         --       (15.60)%
          All contract charges                               --           101         $ 11,294       1.88%          --
2017      Lowest contract charge 0.50% Class B          $135.76            --               --         --        23.63%
          Highest contract charge 1.34% Class B         $136.28            --               --         --        22.59%
          All contract charges                               --            91         $ 12,260       2.26%          --
2016      Lowest contract charge 0.50% Class B          $109.81            --               --         --        (0.62)%
          Highest contract charge 1.34% Class B         $111.17            --               --         --        (1.45)%
          All contract charges                               --            80         $  8,711       1.28%          --
2015      Lowest contract charge 0.50% Class B          $110.49            --               --         --        (2.89)%
          Highest contract charge 1.34% Class B         $112.81            --               --         --        (3.71)%
          All contract charges                               --            77         $  8,446       0.04%          --
2014      Lowest contract charge 0.50% Class B          $113.78            --               --         --        (6.91)%
          Highest contract charge 1.34% Class B         $117.16            --               --         --        (7.70)%
          All contract charges                               --            62         $  7,169       0.86%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2018      Lowest contract charge 0.40% Class B          $118.95            --               --         --       (16.83)%
          Highest contract charge 1.45% Class B         $134.61            --               --         --       (17.71)%
          All contract charges                               --         1,215         $152,711       1.70%          --
2017      Lowest contract charge 0.40% Class B          $143.02            --               --         --        22.88%
          Highest contract charge 1.45% Class B         $163.58            --               --         --        21.59%
          All contract charges                               --         1,275         $194,737       1.90%          --
2016      Lowest contract charge 0.40% Class B          $116.39            --               --         --         0.34%
          Highest contract charge 1.45% Class B         $134.53            --               --         --        (0.72)%
          All contract charges                               --         1,359         $170,173       0.47%          --
2015      Lowest contract charge 0.40% Class B          $115.99            --               --         --        (3.55)%
          Highest contract charge 1.45% Class B         $135.50            --               --         --        (4.56)%
          All contract charges                               --         1,434         $180,159       0.10%          --
2014      Lowest contract charge 0.40% Class B          $120.26            --               --         --        (7.55)%
          Highest contract charge 1.45% Class B         $141.98            --               --         --        (8.52)%
          All contract charges                               --         1,507         $198,047       1.58%          --
AXA LARGE CAP CORE MANAGED VOLATILITY
2018      Lowest contract charge 0.50% Class B          $185.87            --               --         --        (6.89)%
          Highest contract charge 1.45% Class B         $164.01            --               --         --        (7.79)%
          All contract charges                               --           178         $ 29,907       1.04%          --
2017      Lowest contract charge 0.50% Class B          $199.63            --               --         --        21.34%
          Highest contract charge 1.45% Class B         $177.86            --               --         --        20.19%
          All contract charges                               --           184         $ 33,713       1.00%          --
2016      Lowest contract charge 0.50% Class B          $164.52            --               --         --         9.29%
          Highest contract charge 1.45% Class B         $147.98            --               --         --         8.24%
          All contract charges                               --           193         $ 29,417       1.10%          --
2015      Lowest contract charge 0.50% Class B          $150.54            --               --         --        (0.13)%
          Highest contract charge 1.45% Class B         $136.72            --               --         --        (1.08)%
          All contract charges                               --           210         $ 29,443       0.92%          --
2014      Lowest contract charge 0.50% Class B          $150.74            --               --         --        11.07%
          Highest contract charge 1.45% Class B         $138.21            --               --         --        10.00%
          All contract charges                               --           226         $ 31,988       1.19%          --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2018  Lowest contract charge 0.50% Class B    $142.10            --               --         --        (3.46)%
      Highest contract charge 1.45% Class B   $201.67            --               --         --        (4.39)%
      All contract charges                         --         2,263         $670,858       0.49%          --
2017  Lowest contract charge 0.50% Class B    $147.20            --               --         --        28.57%
      Highest contract charge 1.45% Class B   $210.93            --               --         --        27.35%
      All contract charges                         --         2,424         $751,814       0.49%          --
2016  Lowest contract charge 0.50% Class B    $114.49            --               --         --         4.99%
      Highest contract charge 1.45% Class B   $165.63            --               --         --         3.99%
      All contract charges                         --         2,596         $631,454       0.56%          --
2015  Lowest contract charge 0.50% Class B    $109.05            --               --         --         3.51%
      Highest contract charge 1.45% Class B   $159.28            --               --         --         2.52%
      All contract charges                         --         2,799         $652,035       0.28%          --
2014  Lowest contract charge 0.50% Class B    $105.35            --               --         --        10.53%
      Highest contract charge 1.45% Class B   $155.36            --               --         --         9.48%
      All contract charges                         --         2,986         $677,417       0.26%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2018  Lowest contract charge 0.70% Class A    $189.54            --               --         --       (10.56)%
      Highest contract charge 1.45% Class A   $175.06            --               --         --       (11.24)%
      All contract charges                         --         3,851         $645,059       2.45%          --
2017  Lowest contract charge 0.70% Class A    $211.91            --               --         --        13.06%
      Highest contract charge 1.45% Class A   $197.23            --               --         --        12.21%
      All contract charges                         --         4,163         $784,636       1.51%          --
2016  Lowest contract charge 0.70% Class A    $187.43            --               --         --        14.52%
      Highest contract charge 1.45% Class A   $175.77            --               --         --        13.66%
      All contract charges                         --         4,488         $752,898       1.68%          --
2015  Lowest contract charge 0.70% Class A    $163.67            --               --         --        (4.69)%
      Highest contract charge 1.45% Class A   $154.65            --               --         --        (5.41)%
      All contract charges                         --         4,848         $714,601       1.57%          --
2014  Lowest contract charge 0.70% Class A    $171.72            --               --         --        11.44%
      Highest contract charge 1.45% Class A   $163.49            --               --         --        10.60%
      All contract charges                         --         5,193         $808,406       1.37%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2018  Lowest contract charge 0.40% Class B    $169.93            --               --         --       (10.28)%
      Highest contract charge 1.30% Class B   $121.43            --               --         --       (11.09)%
      All contract charges                         --           471         $ 80,958       2.45%          --
2017  Lowest contract charge 0.40% Class B    $189.41            --               --         --        13.41%
      Highest contract charge 1.30% Class B   $136.58            --               --         --        12.39%
      All contract charges                         --           505         $ 98,028       1.51%          --
2016  Lowest contract charge 0.40% Class B    $167.02            --               --         --        14.86%
      Highest contract charge 1.30% Class B   $121.52            --               --         --        13.85%
      All contract charges                         --           552         $ 94,855       1.68%          --
2015  Lowest contract charge 0.40% Class B    $145.41            --               --         --        (4.40)%
      Highest contract charge 1.30% Class B   $106.74            --               --         --        (5.25)%
      All contract charges                         --           619         $ 92,983       1.57%          --
2014  Lowest contract charge 0.40% Class B    $152.11            --               --         --        11.78%
      Highest contract charge 1.30% Class B   $112.66            --               --         --        10.79%
      All contract charges                         --           682         $108,045       1.37%          --
AXA MID CAP VALUE MANAGED VOLATILITY
2018  Lowest contract charge 0.50% Class B    $299.72            --               --         --       (13.73)%
      Highest contract charge 1.45% Class B   $200.08            --               --         --       (14.56)%
      All contract charges                         --         1,649         $415,490       1.21%          --
2017  Lowest contract charge 0.50% Class B    $347.42            --               --         --        11.76%
      Highest contract charge 1.45% Class B   $234.18            --               --         --        10.70%
      All contract charges                         --         1,777         $523,415       1.05%          --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  --------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
AXA MID CAP VALUE MANAGED VOLATILITY (CONTINUED)
2016     Lowest contract charge 0.50% Class B      $310.86            --                --        --       17.08%
         Highest contract charge 1.45% Class B     $211.55            --                --        --       15.98%
         All contract charges                           --         1,901        $  505,176      1.22%         --
2015     Lowest contract charge 0.50% Class B      $265.50            --                --        --       (4.02)%
         Highest contract charge 1.45% Class B     $182.41            --                --        --       (4.94)%
         All contract charges                           --         2,042        $  467,179      0.75%         --
2014     Lowest contract charge 0.50% Class B      $276.62            --                --        --       10.32%
         Highest contract charge 1.45% Class B     $191.89            --                --        --        9.26%
         All contract charges                           --         2,184        $  524,830      0.58%         --
AXA MODERATE ALLOCATION
2018     Lowest contract charge 0.70% Class A      $220.17            --                --        --       (5.44)%
         Highest contract charge 1.45% Class A     $164.87            --                --        --       (6.15)%
         All contract charges                           --        10,156        $1,018,392      1.54%         --
2017     Lowest contract charge 0.70% Class A      $232.83            --                --        --       10.27%
         Highest contract charge 1.45% Class A     $175.68            --                --        --        9.44%
         All contract charges                           --        10,984        $1,160,934      1.23%         --
2016     Lowest contract charge 0.70% Class A      $211.14            --                --        --        4.62%
         Highest contract charge 1.45% Class A     $160.53            --                --        --        3.84%
         All contract charges                           --        11,858        $1,132,721      0.90%         --
2015     Lowest contract charge 0.70% Class A      $201.82            --                --        --       (1.58)%
         Highest contract charge 1.45% Class A     $154.60            --                --        --       (2.32)%
         All contract charges                           --        12,791        $1,164,680      0.82%         --
2014     Lowest contract charge 0.70% Class A      $205.05            --                --        --        2.31%
         Highest contract charge 1.45% Class A     $158.27            --                --        --        1.53%
         All contract charges                           --        13,795        $1,271,667      1.09%         --
AXA MODERATE ALLOCATION
2018     Lowest contract charge 0.40% Class B      $128.68            --                --        --       (5.15)%
         Highest contract charge 1.30% Class B     $124.30            --                --        --       (6.00)%
         All contract charges                           --         3,033        $  486,092      1.54%         --
2017     Lowest contract charge 0.40% Class B      $135.67            --                --        --       10.61%
         Highest contract charge 1.30% Class B     $132.24            --                --        --        9.62%
         All contract charges                           --         3,055        $  518,853      1.23%         --
2016     Lowest contract charge 0.40% Class B      $122.66            --                --        --        4.94%
         Highest contract charge 1.30% Class B     $120.63            --                --        --        4.01%
         All contract charges                           --         3,061        $  471,480      0.90%         --
2015     Lowest contract charge 0.40% Class B      $116.89            --                --        --       (1.28)%
         Highest contract charge 1.30% Class B     $115.98            --                --        --       (2.16)%
         All contract charges                           --         3,011        $  443,187      0.82%         --
2014     Lowest contract charge 0.40% Class B      $118.40            --                --        --        2.62%
         Highest contract charge 1.30% Class B     $118.54            --                --        --        1.71%
         All contract charges                           --         2,887        $  432,074      1.09%         --
AXA MODERATE GROWTH STRATEGY
2018     Lowest contract charge 0.50% Class B      $140.11            --                --        --       (5.61)%
         Highest contract charge 1.45% Class B     $131.46            --                --        --       (6.51)%
         All contract charges                           --           539        $   72,435      1.29%         --
2017     Lowest contract charge 0.50% Class B      $148.43            --                --        --       11.23%
         Highest contract charge 1.45% Class B     $140.62            --                --        --       10.18%
         All contract charges                           --           464        $   66,158      1.51%         --
2016     Lowest contract charge 0.50% Class B      $133.44            --                --        --        6.52%
         Highest contract charge 1.45% Class B     $127.63            --                --        --        5.51%
         All contract charges                           --           392        $   50,651      1.01%         --
2015     Lowest contract charge 0.50% Class B      $125.27            --                --        --       (1.28)%
         Highest contract charge 1.45% Class B     $120.97            --                --        --       (2.23)%
         All contract charges                           --           304        $   37,073      1.26%         --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA MODERATE GROWTH STRATEGY (CONTINUED)
2014  Lowest contract charge 0.50% Class B    $126.90            --                --        --        4.48%
      Highest contract charge 1.45% Class B   $123.73            --                --        --        3.49%
      All contract charges                         --           204        $   25,397      1.56%         --
AXA MODERATE-PLUS ALLOCATION
2018  Lowest contract charge 0.50% Class B    $201.87            --                --        --       (7.31)%
      Highest contract charge 1.45% Class B   $174.39            --                --        --       (8.20)%
      All contract charges                         --         6,083        $1,084,608      1.59%         --
2017  Lowest contract charge 0.50% Class B    $217.78            --                --        --       14.32%
      Highest contract charge 1.45% Class B   $189.96            --                --        --       13.23%
      All contract charges                         --         6,255        $1,211,042      1.40%         --
2016  Lowest contract charge 0.50% Class B    $190.50            --                --        --        6.73%
      Highest contract charge 1.45% Class B   $167.76            --                --        --        5.72%
      All contract charges                         --         6,382        $1,086,620      0.91%         --
2015  Lowest contract charge 0.50% Class B    $178.48            --                --        --       (1.78)%
      Highest contract charge 1.45% Class B   $158.68            --                --        --       (2.72)%
      All contract charges                         --         6,504        $1,044,145      0.90%         --
2014  Lowest contract charge 0.50% Class B    $181.72            --                --        --        3.25%
      Highest contract charge 1.45% Class B   $163.12            --                --        --        2.26%
      All contract charges                         --         6,570        $1,080,414      1.32%         --
AXA/AB DYNAMIC MODERATE GROWTH
2018  Lowest contract charge 0.50% Class B    $134.41            --                --        --       (6.29)%
      Highest contract charge 1.34% Class B   $127.05            --                --        --       (7.08)%
      All contract charges                         --           130        $   16,916      1.15%         --
2017  Lowest contract charge 0.50% Class B    $143.43            --                --        --       12.34%
      Highest contract charge 1.34% Class B   $136.73            --                --        --       11.39%
      All contract charges                         --           138        $   18,919      1.22%         --
2016  Lowest contract charge 0.50% Class B    $127.68            --                --        --        3.26%
      Highest contract charge 1.34% Class B   $122.75            --                --        --        2.39%
      All contract charges                         --           134        $   16,587      0.41%         --
2015  Lowest contract charge 0.50% Class B    $123.65            --                --        --       (1.11)%
      Highest contract charge 1.34% Class B   $119.89            --                --        --       (1.95)%
      All contract charges                         --           120        $   14,425      0.80%         --
2014  Lowest contract charge 0.50% Class B    $125.04            --                --        --        4.25%
      Highest contract charge 1.34% Class B   $122.27            --                --        --        3.37%
      All contract charges                         --            95        $   11,621      1.09%         --
AXA/AB SMALL CAP GROWTH
2018  Lowest contract charge 0.70% Class A    $339.42            --                --        --       (8.53)%
      Highest contract charge 1.45% Class A   $272.38            --                --        --       (9.22)%
      All contract charges                         --           706        $  269,121      0.12%         --
2017  Lowest contract charge 0.70% Class A    $371.06            --                --        --       21.81%
      Highest contract charge 1.45% Class A   $300.04            --                --        --       20.90%
      All contract charges                         --           761        $  318,454      0.27%         --
2016  Lowest contract charge 0.70% Class A    $304.61            --                --        --       11.79%
      Highest contract charge 1.45% Class A   $248.18            --                --        --       10.95%
      All contract charges                         --           819        $  283,441      0.36%         --
2015  Lowest contract charge 0.70% Class A    $272.48            --                --        --       (3.59)%
      Highest contract charge 1.45% Class A   $223.69            --                --        --       (4.32)%
      All contract charges                         --           887        $  276,150      0.05%         --
2014  Lowest contract charge 0.70% Class A    $282.62            --                --        --        2.85%
      Highest contract charge 1.45% Class A   $233.78            --                --        --        2.07%
      All contract charges                         --           955        $  310,247      0.06%         --
AXA/AB SMALL CAP GROWTH
2018  Lowest contract charge 0.50% Class B    $224.46            --                --        --       (8.34)%
      Highest contract charge 1.30% Class B   $210.32            --                --        --       (9.07)%
      All contract charges                         --           267        $   71,468      0.12%         --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
AXA/AB SMALL CAP GROWTH (CONTINUED)
2017    Lowest contract charge 0.50% Class B      $244.89            --               --         --        22.06%
        Highest contract charge 1.30% Class B     $231.30            --               --         --        21.10%
        All contract charges                           --           256         $ 76,002       0.27%          --
2016    Lowest contract charge 0.50% Class B      $200.63            --               --         --        12.01%
        Highest contract charge 1.30% Class B     $191.00            --               --         --        11.13%
        All contract charges                           --           252         $ 61,734       0.36%          --
2015    Lowest contract charge 0.50% Class B      $179.11            --               --         --        (3.39)%
        Highest contract charge 1.30% Class B     $171.87            --               --         --        (4.16)%
        All contract charges                           --           250         $ 55,409       0.05%          --
2014    Lowest contract charge 0.50% Class B      $185.40            --               --         --         3.06%
        Highest contract charge 1.30% Class B     $179.33            --               --         --         2.25%
        All contract charges                           --           248         $ 58,063       0.06%          --
AXA/CLEARBRIDGE LARGE CAP GROWTH
2018    Lowest contract charge 0.70% Class B      $235.14            --               --         --        (1.05)%
        Highest contract charge 1.45% Class B     $203.03            --               --         --        (1.80)%
        All contract charges                           --           662         $138,859       0.17%          --
2017    Lowest contract charge 0.50% Class B      $238.30            --               --         --        24.97%
        Highest contract charge 1.45% Class B     $206.76            --               --         --        23.78%
        All contract charges                           --           753         $160,742       0.07%          --
2016    Lowest contract charge 0.50% Class B      $190.69            --               --         --         0.38%
        Highest contract charge 1.45% Class B     $167.04            --               --         --        (0.58)%
        All contract charges                           --           887         $152,942       0.00%          --
2015    Lowest contract charge 0.50% Class B      $189.97            --               --         --         0.76%
        Highest contract charge 1.45% Class B     $168.01            --               --         --        (0.20)%
        All contract charges                           --         1,022         $177,302       0.00%          --
2014    Lowest contract charge 0.50% Class B      $188.54            --               --         --         3.28%
        Highest contract charge 1.45% Class B     $168.35            --               --         --         2.30%
        All contract charges                           --         1,111         $192,775       0.00%          --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
2018    Lowest contract charge 0.40% Class B      $136.78            --               --         --        (4.68)%
        Highest contract charge 1.45% Class B     $135.10            --               --         --        (5.70)%
        All contract charges                           --           599         $ 82,598       2.85%          --
2017    Lowest contract charge 0.40% Class B      $143.50            --               --         --         9.58%
        Highest contract charge 1.45% Class B     $143.26            --               --         --         8.42%
        All contract charges                           --           648         $ 94,188       2.55%          --
2016    Lowest contract charge 0.40% Class B      $130.96            --               --         --         9.99%
        Highest contract charge 1.45% Class B     $132.13            --               --         --         8.85%
        All contract charges                           --           668         $ 89,565       2.48%          --
2015    Lowest contract charge 0.40% Class B      $119.06            --               --         --        (3.42)%
        Highest contract charge 1.45% Class B     $121.39            --               --         --        (4.44)%
        All contract charges                           --           710         $ 87,422       2.32%          --
2014    Lowest contract charge 0.40% Class B      $123.27            --               --         --         5.77%
        Highest contract charge 1.45% Class B     $127.03            --               --         --         4.65%
        All contract charges                           --           722         $ 92,522       2.38%          --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
2018    Lowest contract charge 0.50% Class B      $166.02            --               --         --       (13.27)%
        Highest contract charge 1.34% Class B     $149.56            --               --         --       (14.01)%
        All contract charges                           --           114         $ 17,249       0.62%          --
2017    Lowest contract charge 0.50% Class B      $191.43            --               --         --        11.18%
        Highest contract charge 1.45% Class B     $171.74            --               --         --        10.12%
        All contract charges                           --           119         $ 20,921       0.54%          --
2016    Lowest contract charge 0.50% Class B      $172.18            --               --         --        24.24%
        Highest contract charge 1.45% Class B     $155.96            --               --         --        23.06%
        All contract charges                           --           123         $ 19,631       0.38%          --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                             --------------------------------------------------------------
                                                                                          ACCUMULATION
                                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                             ---------- ----------------- ------------ ------------- --------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY (CONTINUED)
2015          Lowest contract charge 0.50% Class B            $138.59            --               --         --       (7.01)%
              Highest contract charge 1.45% Class B           $126.74            --               --         --       (7.89)%
              All contract charges                                 --           127         $ 16,276       0.23%         --
2014          Lowest contract charge 0.50% Class B            $149.03            --               --         --        1.62%
              Highest contract charge 1.45% Class B           $137.60            --               --         --        0.64%
              All contract charges                                 --           137         $ 18,940       0.02%         --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
2018          Lowest contract charge 0.50% Class B            $129.09            --               --         --       (9.12)%
              Highest contract charge 1.34% Class B           $116.97            --               --         --       (9.89)%
              All contract charges                                 --           555         $ 66,141       2.22%         --
2017          Lowest contract charge 0.50% Class B            $142.04            --               --         --       14.38%
              Highest contract charge 1.45% Class B           $128.28            --               --         --       13.29%
              All contract charges                                 --           580         $ 76,371       1.68%         --
2016          Lowest contract charge 0.50% Class B            $124.18            --               --         --        8.95%
              Highest contract charge 1.34% Class B           $114.45            --               --         --        8.03%
              All contract charges                                 --           600         $ 69,558       1.63%         --
2015          Lowest contract charge 0.50% Class B            $113.98            --               --         --       (3.28)%
              Highest contract charge 1.34% Class B           $105.94            --               --         --       (4.10)%
              All contract charges                                 --           646         $ 69,206       1.24%         --
2014          Lowest contract charge 0.50% Class B            $117.85            --               --         --        4.94%
              Highest contract charge 1.34% Class B           $110.47            --               --         --        4.06%
              All contract charges                                 --           646         $ 72,011       1.75%         --
AXA/JANUS ENTERPRISE
2018          Lowest contract charge 0.40% Class B            $156.91            --               --         --       (2.18)%
              Highest contract charge 1.45% Class B           $234.77            --               --         --       (3.22)%
              All contract charges                                 --         1,280         $297,005       0.00%         --
2017          Lowest contract charge 0.40% Class B            $160.41            --               --         --       27.39%
              Highest contract charge 1.45% Class B           $242.58            --               --         --       26.05%
              All contract charges                                 --         1,264         $304,349       0.00%         --
2016          Lowest contract charge 0.40% Class B            $125.92            --               --         --       (4.71)%
              Highest contract charge 1.45% Class B           $192.44            --               --         --       (5.72)%
              All contract charges                                 --         1,279         $244,983       0.00%         --
2015          Lowest contract charge 0.40% Class B            $132.15            --               --         --       (5.87)%
              Highest contract charge 1.45% Class B           $204.11            --               --         --       (6.86)%
              All contract charges                                 --         1,341         $269,875       0.00%         --
2014          Lowest contract charge 0.40% Class B            $140.39            --               --         --       (1.11)%
              Highest contract charge 1.45% Class B           $219.15            --               --         --       (2.15)%
              All contract charges                                 --         1,333         $287,981       0.00%         --
AXA/LOOMIS SAYLES GROWTH
2018          Lowest contract charge 0.40% Class B            $208.34            --               --         --       (3.37)%
              Highest contract charge 1.45% Class B           $273.06            --               --         --       (4.40)%
              All contract charges                                 --           313         $ 84,195       0.09%         --
2017          Lowest contract charge 0.40% Class B            $215.61            --               --         --       34.05%
              Highest contract charge 1.45% Class B           $285.62            --               --         --       32.65%
              All contract charges                                 --           325         $ 91,309       0.18%         --
2016          Lowest contract charge 0.40% Class B            $160.84            --               --         --        6.38%
              Highest contract charge 1.45% Class B           $215.32            --               --         --        5.27%
              All contract charges                                 --           286         $ 61,039       0.37%         --
2015          Lowest contract charge 0.40% Class B            $151.19            --               --         --       11.08%
              Highest contract charge 1.45% Class B           $204.55            --               --         --        9.91%
              All contract charges                                 --           223         $ 45,979       0.12%         --
2014          Lowest contract charge 0.40% Class B            $136.11            --               --         --        7.39%
              Highest contract charge 1.45% Class B           $186.11            --               --         --        6.26%
              All contract charges                                 --           223         $ 42,010       0.11%         --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
2018  Lowest contract charge 0.50% Class B       $132.07           --               --          --       (12.65)%
      Highest contract charge 1.45% Class B      $117.35           --               --          --       (13.49)%
      All contract charges                            --          354          $42,567        2.81%          --
2017  Lowest contract charge 0.50% Class B       $151.20           --               --          --        20.69%
      Highest contract charge 1.45% Class B      $135.65           --               --          --        19.54%
      All contract charges                            --          370          $51,182        1.41%          --
2016  Lowest contract charge 0.50% Class B       $125.28           --               --          --         4.74%
      Highest contract charge 1.45% Class B      $113.48           --               --          --         3.75%
      All contract charges                            --          381          $43,936        0.69%          --
2015  Lowest contract charge 0.50% Class B       $119.61           --               --          --        (3.12)%
      Highest contract charge 1.45% Class B      $109.38           --               --          --        (4.05)%
      All contract charges                            --          399          $44,162        0.00%          --
2014  Lowest contract charge 0.50% Class B       $123.46           --               --          --         0.59%
      Highest contract charge 1.45% Class B      $114.00           --               --          --        (0.37)%
      All contract charges                            --          405          $46,619        1.40%          --
CHARTER/SM /MODERATE(I)
2018  Lowest contract charge 0.50% Class B       $100.07           --               --          --        (5.31)%
      Highest contract charge 1.25% Class B      $ 98.82           --               --          --        (6.03)%
      All contract charges                            --            2          $   307        1.45%          --
2017  Lowest contract charge 0.50% Class B(h)    $105.68           --               --          --         5.44%
      Highest contract charge 1.25% Class B(h)   $105.16           --               --          --         4.95%
      All contract charges                            --            3          $   324        1.87%          --
CHARTER/SM /MULTI-SECTOR BOND
2018  Lowest contract charge 0.70% Class A       $120.45           --               --          --        (1.20)%
      Highest contract charge 1.45% Class A      $ 95.93           --               --          --        (1.95)%
      All contract charges                            --          320          $52,653        2.21%          --
2017  Lowest contract charge 0.70% Class A       $121.91           --               --          --         1.52%
      Highest contract charge 1.45% Class A      $ 97.84           --               --          --         0.75%
      All contract charges                            --          344          $57,497        1.56%          --
2016  Lowest contract charge 0.70% Class A       $120.09           --               --          --         2.21%
      Highest contract charge 1.45% Class A      $ 97.11           --               --          --         1.44%
      All contract charges                            --          370          $61,071        1.95%          --
2015  Lowest contract charge 0.70% Class A       $117.49           --               --          --        (1.34)%
      Highest contract charge 1.45% Class A      $ 95.73           --               --          --        (2.08)%
      All contract charges                            --          401          $65,307        1.52%          --
2014  Lowest contract charge 0.70% Class A       $119.08           --               --          --         1.66%
      Highest contract charge 1.45% Class A      $ 97.76           --               --          --         0.90%
      All contract charges                            --          433          $72,235        2.48%          --
CHARTER/SM /MULTI-SECTOR BOND
2018  Lowest contract charge 0.50% Class B       $136.65           --               --          --        (1.00)%
      Highest contract charge 1.30% Class B      $ 94.53           --               --          --        (1.79)%
      All contract charges                            --          240          $24,731        2.21%          --
2017  Lowest contract charge 0.50% Class B       $138.03           --               --          --         1.72%
      Highest contract charge 1.30% Class B      $ 96.25           --               --          --         0.92%
      All contract charges                            --          243          $25,610        1.56%          --
2016  Lowest contract charge 0.50% Class B       $135.69           --               --          --         2.42%
      Highest contract charge 1.30% Class B      $ 95.37           --               --          --         1.61%
      All contract charges                            --          249          $25,975        1.95%          --
2015  Lowest contract charge 0.50% Class B       $132.49           --               --          --        (1.13)%
      Highest contract charge 1.30% Class B      $ 93.86           --               --          --        (1.92)%
      All contract charges                            --          256          $26,346        1.52%          --
2014  Lowest contract charge 0.50% Class B       $134.01           --               --          --         1.88%
      Highest contract charge 1.30% Class B      $ 95.70           --               --          --         1.08%
      All contract charges                            --          262          $27,445        2.48%          --

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
CHARTER/SM /SMALL CAP GROWTH
2018  Lowest contract charge 0.50% Class B       $214.31            --               --         --        (5.51)%
      Highest contract charge 1.45% Class B      $186.96            --               --         --        (6.42)%
      All contract charges                            --           226         $ 42,495       3.63%          --
2017  Lowest contract charge 0.50% Class B       $226.80            --               --         --        23.74%
      Highest contract charge 1.45% Class B      $199.78            --               --         --        22.56%
      All contract charges                            --           231         $ 46,802       2.62%          --
2016  Lowest contract charge 0.50% Class B       $183.29            --               --         --         8.81%
      Highest contract charge 1.45% Class B      $163.00            --               --         --         7.77%
      All contract charges                            --           244         $ 40,272       0.00%          --
2015  Lowest contract charge 0.50% Class B       $168.45            --               --         --        (6.52)%
      Highest contract charge 1.45% Class B      $151.25            --               --         --        (7.41)%
      All contract charges                            --           265         $ 40,398       0.26%          --
2014  Lowest contract charge 0.70% Class B       $176.51            --               --         --        (3.29)%
      Highest contract charge 1.45% Class B      $163.35            --               --         --        (4.02)%
      All contract charges                            --           288         $ 47,082       0.00%          --
CHARTER/SM /SMALL CAP VALUE
2018  Lowest contract charge 0.50% Class B       $262.38            --               --         --       (13.42)%
      Highest contract charge 1.45% Class B      $181.61            --               --         --       (14.25)%
      All contract charges                            --           403         $ 95,139       1.16%          --
2017  Lowest contract charge 0.50% Class B       $303.06            --               --         --        10.74%
      Highest contract charge 1.45% Class B      $211.80            --               --         --         9.68%
      All contract charges                            --           434         $118,439       1.45%          --
2016  Lowest contract charge 0.50% Class B       $273.66            --               --         --        24.61%
      Highest contract charge 1.45% Class B      $193.10            --               --         --        23.43%
      All contract charges                            --           469         $117,210       1.36%          --
2015  Lowest contract charge 0.50% Class B       $219.62            --               --         --       (13.57)%
      Highest contract charge 1.45% Class B      $156.45            --               --         --       (14.40)%
      All contract charges                            --           504         $101,765       0.51%          --
2014  Lowest contract charge 0.50% Class B       $254.09            --               --         --        (5.58)%
      Highest contract charge 1.45% Class B      $182.76            --               --         --        (6.48)%
      All contract charges                            --           537         $126,327       0.16%          --
EQ/AMERICAN CENTURY MID CAP VALUE(L)
2018  Lowest contract charge 0.00% Class B(k)    $117.64            --               --         --        (9.39)%
      Highest contract charge 1.25% Class B(k)   $ 89.26            --               --         --        (9.60)%
      All contract charges                            --           413         $ 80,826       0.57%          --
EQ/BLACKROCK BASIC VALUE EQUITY
2018  Lowest contract charge 0.50% Class B       $254.55            --               --         --        (8.48)%
      Highest contract charge 1.45% Class B      $265.24            --               --         --        (9.36)%
      All contract charges                            --         2,310         $694,882       1.61%          --
2017  Lowest contract charge 0.50% Class B       $278.13            --               --         --         7.57%
      Highest contract charge 1.45% Class B      $292.62            --               --         --         6.55%
      All contract charges                            --         2,378         $791,517       1.41%          --
2016  Lowest contract charge 0.50% Class B       $258.55            --               --         --        17.38%
      Highest contract charge 1.45% Class B      $274.64            --               --         --        16.26%
      All contract charges                            --         2,429         $759,183       1.54%          --
2015  Lowest contract charge 0.50% Class B       $220.27            --               --         --        (6.62)%
      Highest contract charge 1.45% Class B      $236.23            --               --         --        (7.51)%
      All contract charges                            --         2,398         $648,716       1.31%          --
2014  Lowest contract charge 0.50% Class B       $235.89            --               --         --         9.16%
      Highest contract charge 1.45% Class B      $255.41            --               --         --         8.11%
      All contract charges                            --         2,356         $693,101       1.09%          --
EQ/CAPITAL GUARDIAN RESEARCH
2018  Lowest contract charge 0.70% Class B       $277.86            --               --         --        (5.51)%
      Highest contract charge 1.45% Class B      $239.92            --               --         --        (6.23)%
      All contract charges                            --           855         $198,849       0.56%          --

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
EQ/CAPITAL GUARDIAN RESEARCH (CONTINUED)
2017    Lowest contract charge 0.70% Class B      $294.05            --                --        --        24.56%
        Highest contract charge 1.45% Class B     $255.85            --                --        --        23.62%
        All contract charges                           --           907        $  226,594      0.78%          --
2016    Lowest contract charge 0.70% Class B      $236.07            --                --        --         7.66%
        Highest contract charge 1.45% Class B     $206.96            --                --        --         6.86%
        All contract charges                           --           954        $  194,061      0.87%          --
2015    Lowest contract charge 0.70% Class B      $219.27            --                --        --         1.20%
        Highest contract charge 1.45% Class B     $193.68            --                --        --         0.43%
        All contract charges                           --         1,011        $  193,583      0.57%          --
2014    Lowest contract charge 0.70% Class B      $216.67            --                --        --         9.74%
        Highest contract charge 1.45% Class B     $192.85            --                --        --         8.91%
        All contract charges                           --         1,058        $  203,147      0.70%          --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
2018    Lowest contract charge 0.50% Class B      $156.43            --                --        --       (10.52)%
        Highest contract charge 1.45% Class B     $139.00            --                --        --       (11.38)%
        All contract charges                           --           160        $   22,764      3.55%          --
2017    Lowest contract charge 0.50% Class B      $174.82            --                --        --        13.63%
        Highest contract charge 1.45% Class B     $156.85            --                --        --        12.55%
        All contract charges                           --           175        $   27,935      1.02%          --
2016    Lowest contract charge 0.50% Class B      $153.85            --                --        --        12.60%
        Highest contract charge 1.45% Class B     $139.36            --                --        --        11.52%
        All contract charges                           --           189        $   26,930      2.21%          --
2015    Lowest contract charge 0.50% Class B      $136.64            --                --        --        (2.87)%
        Highest contract charge 1.45% Class B     $124.96            --                --        --        (3.80)%
        All contract charges                           --           203        $   25,859      1.81%          --
2014    Lowest contract charge 0.50% Class B      $140.68            --                --        --         9.16%
        Highest contract charge 1.45% Class B     $129.89            --                --        --         8.11%
        All contract charges                           --           225        $   29,735      1.75%          --
EQ/COMMON STOCK INDEX
2018    Lowest contract charge 0.70% Class A      $280.31            --                --        --        (6.46)%
        Highest contract charge 1.45% Class A     $188.26            --                --        --        (7.17)%
        All contract charges                           --         3,243        $1,909,634      1.29%          --
2017    Lowest contract charge 0.70% Class A      $299.68            --                --        --        19.63%
        Highest contract charge 1.45% Class A     $202.81            --                --        --        18.73%
        All contract charges                           --         3,556        $2,249,181      1.29%          --
2016    Lowest contract charge 0.70% Class A      $250.51            --                --        --        10.91%
        Highest contract charge 1.45% Class A     $170.82            --                --        --        10.08%
        All contract charges                           --         3,867        $2,054,312      1.54%          --
2015    Lowest contract charge 0.70% Class A      $225.87            --                --        --        (0.76)%
        Highest contract charge 1.45% Class A     $155.18            --                --        --        (1.50)%
        All contract charges                           --         4,237        $2,036,713      1.35%          --
2014    Lowest contract charge 0.70% Class A      $227.59            --                --        --        11.27%
        Highest contract charge 1.45% Class A     $157.55            --                --        --        10.43%
        All contract charges                           --         4,600        $2,238,543      1.22%          --
EQ/COMMON STOCK INDEX
2018    Lowest contract charge 0.40% Class B      $187.19            --                --        --        (6.18)%
        Highest contract charge 1.30% Class B     $168.20            --                --        --        (7.02)%
        All contract charges                           --           933        $  170,142      1.29%          --
2017    Lowest contract charge 0.40% Class B      $199.52            --                --        --        19.99%
        Highest contract charge 1.30% Class B     $180.90            --                --        --        18.93%
        All contract charges                           --           917        $  179,724      1.29%          --
2016    Lowest contract charge 0.40% Class B      $166.28            --                --        --        11.25%
        Highest contract charge 1.30% Class B     $152.11            --                --        --        10.26%
        All contract charges                           --           881        $  144,886      1.54%          --

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/COMMON STOCK INDEX (CONTINUED)
2015  Lowest contract charge 0.40% Class B    $149.47            --                --        --        (0.46)%
      Highest contract charge 1.30% Class B   $137.96            --                --        --        (1.34)%
      All contract charges                         --           870        $  130,043      1.35%          --
2014  Lowest contract charge 0.40% Class B    $150.16            --                --        --        11.61%
      Highest contract charge 1.30% Class B   $139.83            --                --        --        10.61%
      All contract charges                         --           888        $  134,632      1.22%          --
EQ/CORE BOND INDEX
2018  Lowest contract charge 0.40% Class B    $102.98            --                --        --        (0.16)%
      Highest contract charge 1.45% Class B   $111.47            --                --        --        (1.21)%
      All contract charges                         --           984        $  113,184      1.92%          --
2017  Lowest contract charge 0.40% Class B    $103.14            --                --        --         1.06%
      Highest contract charge 1.45% Class B   $112.84            --                --        --           --
      All contract charges                         --           983        $  114,129      1.58%          --
2016  Lowest contract charge 0.40% Class B    $102.06            --                --        --         0.97%
      Highest contract charge 1.45% Class B   $112.84            --                --        --        (0.09)%
      All contract charges                         --           991        $  114,324      1.52%          --
2015  Lowest contract charge 0.40% Class B    $101.08            --                --        --         0.04%
      Highest contract charge 1.45% Class B   $112.94            --                --        --        (1.03)%
      All contract charges                         --           963        $  110,934      1.50%          --
2014  Lowest contract charge 0.40% Class B    $101.04            --                --        --         2.01%
      Highest contract charge 1.45% Class B   $114.11            --                --        --         0.94%
      All contract charges                         --           956        $  111,253      1.30%          --
EQ/EMERGING MARKETS EQUITY PLUS
2018  Lowest contract charge 0.50% Class B    $ 91.45            --                --        --       (15.68)%
      Highest contract charge 1.45% Class B   $ 86.63            --                --        --       (16.49)%
      All contract charges                         --           156        $   13,778      1.39%          --
2017  Lowest contract charge 0.50% Class B    $108.45            --                --        --        33.35%
      Highest contract charge 1.45% Class B   $103.73            --                --        --        32.07%
      All contract charges                         --           125        $   13,139      1.18%          --
2016  Lowest contract charge 0.50% Class B    $ 81.33            --                --        --         9.15%
      Highest contract charge 1.34% Class B   $ 78.86            --                --        --         8.23%
      All contract charges                         --            72        $    5,741      0.92%          --
2015  Lowest contract charge 0.50% Class B    $ 74.51            --                --        --       (18.56)%
      Highest contract charge 1.34% Class B   $ 72.86            --                --        --       (19.24)%
      All contract charges                         --            54        $    3,974      0.74%          --
2014  Lowest contract charge 0.50% Class B    $ 91.49            --                --        --        (3.64)%
      Highest contract charge 1.34% Class B   $ 90.22            --                --        --        (4.46)%
      All contract charges                         --            33        $    3,010      0.73%          --
EQ/EQUITY 500 INDEX
2018  Lowest contract charge 0.70% Class A    $313.42            --                --        --        (5.60)%
      Highest contract charge 1.45% Class A   $212.30            --                --        --        (6.32)%
      All contract charges                         --         1,926        $1,064,158      1.47%          --
2017  Lowest contract charge 0.70% Class A    $332.03            --                --        --        20.20%
      Highest contract charge 1.45% Class A   $226.62            --                --        --        19.29%
      All contract charges                         --         1,974        $1,164,818      1.48%          --
2016  Lowest contract charge 0.70% Class A    $276.23            --                --        --        10.46%
      Highest contract charge 1.45% Class A   $189.97            --                --        --         9.63%
      All contract charges                         --         2,006        $  993,755      1.68%          --
2015  Lowest contract charge 0.70% Class A    $250.07            --                --        --         0.09%
      Highest contract charge 1.45% Class A   $173.28            --                --        --        (0.66)%
      All contract charges                         --         2,050        $  923,739      1.64%          --
2014  Lowest contract charge 0.70% Class A    $249.84            --                --        --        12.19%
      Highest contract charge 1.45% Class A   $174.44            --                --        --        11.34%
      All contract charges                         --         2,097        $  950,100      1.41%          --

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/EQUITY 500 INDEX
2018  Lowest contract charge 0.40% Class B       $189.42            --               --         --        (5.32)%
      Highest contract charge 1.30% Class B      $187.26            --               --         --        (6.16)%
      All contract charges                            --         2,453         $511,486       1.47%          --
2017  Lowest contract charge 0.40% Class B       $200.06            --               --         --        20.56%
      Highest contract charge 1.30% Class B      $199.56            --               --         --        19.48%
      All contract charges                            --         2,120         $468,158       1.48%          --
2016  Lowest contract charge 0.40% Class B       $165.94            --               --         --        10.78%
      Highest contract charge 1.30% Class B      $167.02            --               --         --         9.81%
      All contract charges                            --         1,771         $325,092       1.68%          --
2015  Lowest contract charge 0.40% Class B       $149.79            --               --         --         0.39%
      Highest contract charge 1.30% Class B      $152.10            --               --         --        (0.51)%
      All contract charges                            --         1,478         $245,385       1.64%          --
2014  Lowest contract charge 0.40% Class B       $149.21            --               --         --        12.53%
      Highest contract charge 1.30% Class B      $152.88            --               --         --        11.52%
      All contract charges                            --         1,253         $207,743       1.41%          --
EQ/FIDELITY INSTITUTIONAL AM/SM /LARGE CAP(M)
2018  Lowest contract charge 0.50% Class B(k)    $202.87            --               --         --       (11.15)%
      Highest contract charge 1.45% Class B(k)   $165.48            --               --         --       (11.32)%
      All contract charges                            --         1,970         $393,731       0.25%          --
EQ/FRANKLIN RISING DIVIDENDS
2018  Lowest contract charge 1.20% Class B(k)    $ 92.54            --               --         --        (7.49)%
      Highest contract charge 1.25% Class B(k)   $ 92.53            --               --         --        (7.50)%
      All contract charges                            --            15         $  1,341       0.49%          --
EQ/GLOBAL BOND PLUS
2018  Lowest contract charge 0.50% Class B       $126.82            --               --         --        (2.12)%
      Highest contract charge 1.45% Class B      $111.69            --               --         --        (3.06)%
      All contract charges                            --           430         $ 49,636       1.31%          --
2017  Lowest contract charge 0.50% Class B       $129.57            --               --         --         4.13%
      Highest contract charge 1.45% Class B      $115.22            --               --         --         3.14%
      All contract charges                            --           453         $ 53,888       0.04%          --
2016  Lowest contract charge 0.50% Class B       $124.43            --               --         --         0.18%
      Highest contract charge 1.45% Class B      $111.71            --               --         --        (0.78)%
      All contract charges                            --           473         $ 54,198       1.80%          --
2015  Lowest contract charge 0.50% Class B       $124.21            --               --         --        (4.28)%
      Highest contract charge 1.45% Class B      $112.59            --               --         --        (5.20)%
      All contract charges                            --           516         $ 59,622       0.04%          --
2014  Lowest contract charge 0.50% Class B       $129.77            --               --         --         0.39%
      Highest contract charge 1.45% Class B      $118.76            --               --         --        (0.58)%
      All contract charges                            --           573         $ 69,454       0.66%          --
EQ/GOLDMAN SACHS MID CAP VALUE(N)
2018  Lowest contract charge 0.50% Class B(k)    $174.69            --               --         --        (8.78)%
      Highest contract charge 1.34% Class B(k)   $140.96            --               --         --        (8.93)%
      All contract charges                            --           334         $ 50,408       0.23%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2018  Lowest contract charge 0.70% Class A       $163.97            --               --         --         0.12%
      Highest contract charge 1.45% Class A      $134.90            --               --         --        (0.64)%
      All contract charges                            --           231         $ 38,429       1.26%          --
2017  Lowest contract charge 0.70% Class A       $163.77            --               --         --        (0.36)%
      Highest contract charge 1.45% Class A      $135.77            --               --         --        (1.11)%
      All contract charges                            --           242         $ 40,567       0.82%          --
2016  Lowest contract charge 0.70% Class A       $164.36            --               --         --        (0.25)%
      Highest contract charge 1.45% Class A      $137.29            --               --         --        (1.00)%
      All contract charges                            --           257         $ 43,502       0.66%          --

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
EQ/INTERMEDIATE GOVERNMENT BOND (CONTINUED)
2015  Lowest contract charge 0.70% Class A      $164.77            --               --         --        (0.28)%
      Highest contract charge 1.45% Class A     $138.68            --               --         --        (1.03)%
      All contract charges                           --           275         $ 46,641       0.58%          --
2014  Lowest contract charge 0.70% Class A      $165.23            --               --         --         0.82%
      Highest contract charge 1.45% Class A     $140.12            --               --         --         0.06%
      All contract charges                           --           295         $ 50,548       0.39%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2018  Lowest contract charge 0.00% Class B      $100.80            --               --         --         0.84%
      Highest contract charge 1.30% Class B     $104.86            --               --         --        (0.47)%
      All contract charges                           --            92         $ 11,549       1.26%          --
2017  Lowest contract charge 0.00% Class B(e)   $ 99.96            --               --         --         0.34%
      Highest contract charge 1.30% Class B     $105.36            --               --         --        (0.95)%
      All contract charges                           --           103         $ 12,918       0.82%          --
2016  Lowest contract charge 0.00% Class B      $100.70            --               --         --         0.45%
      Highest contract charge 1.30% Class B     $106.37            --               --         --        (0.84)%
      All contract charges                           --           113         $ 14,492       0.66%          --
2015  Lowest contract charge 0.00% Class B(d)   $100.25            --               --         --        (0.16)%
      Highest contract charge 1.30% Class B     $107.27            --               --         --        (0.86)%
      All contract charges                           --           104         $ 13,778       0.58%          --
2014  Lowest contract charge 0.50% Class B      $147.34            --               --         --         1.02%
      Highest contract charge 1.30% Class B     $108.20            --               --         --         0.22%
      All contract charges                           --           117         $ 15,511       0.39%          --
EQ/INTERNATIONAL EQUITY INDEX
2018  Lowest contract charge 0.70% Class A      $138.54            --               --         --       (15.77)%
      Highest contract charge 1.45% Class A     $105.73            --               --         --       (16.41)%
      All contract charges                           --         2,109         $289,084       2.37%          --
2017  Lowest contract charge 0.70% Class A      $164.47            --               --         --        22.36%
      Highest contract charge 1.45% Class A     $126.48            --               --         --        21.44%
      All contract charges                           --         2,219         $363,221       2.63%          --
2016  Lowest contract charge 0.70% Class A      $134.41            --               --         --         1.48%
      Highest contract charge 1.45% Class A     $104.15            --               --         --         0.72%
      All contract charges                           --         2,321         $312,628       2.70%          --
2015  Lowest contract charge 0.70% Class A      $132.45            --               --         --        (2.82)%
      Highest contract charge 1.45% Class A     $103.41            --               --         --        (3.55)%
      All contract charges                           --         2,442         $325,879       2.31%          --
2014  Lowest contract charge 0.70% Class A      $136.30            --               --         --        (7.55)%
      Highest contract charge 1.45% Class A     $107.22            --               --         --        (8.25)%
      All contract charges                           --         2,554         $352,788       2.95%          --
EQ/INTERNATIONAL EQUITY INDEX
2018  Lowest contract charge 0.40% Class B      $126.79            --               --         --       (15.51)%
      Highest contract charge 1.30% Class B     $ 80.46            --               --         --       (16.27)%
      All contract charges                           --           291         $ 29,840       2.37%          --
2017  Lowest contract charge 0.40% Class B      $150.07            --               --         --        22.74%
      Highest contract charge 1.30% Class B     $ 96.10            --               --         --        21.65%
      All contract charges                           --           305         $ 37,039       2.63%          --
2016  Lowest contract charge 0.40% Class B      $122.27            --               --         --         1.78%
      Highest contract charge 1.30% Class B     $ 79.00            --               --         --         0.88%
      All contract charges                           --           321         $ 32,071       2.70%          --
2015  Lowest contract charge 0.40% Class B      $120.13            --               --         --        (2.52)%
      Highest contract charge 1.30% Class B     $ 78.31            --               --         --        (3.39)%
      All contract charges                           --           360         $ 35,412       2.31%          --
2014  Lowest contract charge 0.40% Class B      $123.24            --               --         --        (7.28)%
      Highest contract charge 1.30% Class B     $ 81.06            --               --         --        (8.10)%
      All contract charges                           --           369         $ 37,872       2.95%          --

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/INVESCO COMSTOCK
2018  Lowest contract charge 0.50% Class B       $201.23            --               --         --       (12.84)%
      Highest contract charge 1.45% Class B      $176.50            --               --         --       (13.67)%
      All contract charges                            --           595         $107,350       1.52%          --
2017  Lowest contract charge 0.50% Class B       $230.87            --               --         --        17.40%
      Highest contract charge 1.45% Class B      $204.45            --               --         --        16.27%
      All contract charges                            --           617         $128,355       0.78%          --
2016  Lowest contract charge 0.50% Class B       $196.66            --               --         --        16.79%
      Highest contract charge 1.45% Class B      $175.84            --               --         --        15.68%
      All contract charges                            --           661         $117,507       2.49%          --
2015  Lowest contract charge 0.50% Class B       $168.39            --               --         --        (6.66)%
      Highest contract charge 1.45% Class B      $152.01            --               --         --        (7.55)%
      All contract charges                            --           718         $109,963       2.11%          --
2014  Lowest contract charge 0.50% Class B       $180.41            --               --         --         8.37%
      Highest contract charge 1.45% Class B      $164.43            --               --         --         7.34%
      All contract charges                            --           763         $125,870       1.98%          --
EQ/INVESCO GLOBAL REAL ESTATE(O)
2018  Lowest contract charge 0.50% Class B(k)    $157.65            --               --         --        (0.84)%
      Highest contract charge 1.45% Class B(k)   $125.19            --               --         --        (1.03)%
      All contract charges                            --           578         $ 85,440       0.55%          --
EQ/INVESCO INTERNATIONAL GROWTH(P)
2018  Lowest contract charge 0.50% Class B(k)    $136.05            --               --         --        (5.11)%
      Highest contract charge 1.45% Class B(k)   $108.36            --               --         --        (5.29)%
      All contract charges                            --           617         $ 74,537       0.21%          --
EQ/IVY ENERGY(Q)
2018  Lowest contract charge 0.40% Class B(k)    $ 67.40            --               --         --       (31.53)%
      Highest contract charge 1.45% Class B(k)   $ 54.70            --               --         --       (31.67)%
      All contract charges                            --           540         $ 37,658       0.11%          --
EQ/IVY MID CAP GROWTH(R)
2018  Lowest contract charge 0.50% Class B(k)    $175.60            --               --         --        (9.43)%
      Highest contract charge 1.45% Class B(k)   $163.19            --               --         --        (9.60)%
      All contract charges                            --           901         $149,489       0.01%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
2018  Lowest contract charge 0.40% Class B       $187.54            --               --         --       (15.74)%
      Highest contract charge 1.45% Class B      $187.28            --               --         --       (16.63)%
      All contract charges                            --           685         $146,637       1.09%          --
2017  Lowest contract charge 0.40% Class B       $222.58            --               --         --        17.25%
      Highest contract charge 1.45% Class B      $224.65            --               --         --        16.01%
      All contract charges                            --           554         $143,271       0.95%          --
2016  Lowest contract charge 0.40% Class B       $189.84            --               --         --        21.05%
      Highest contract charge 1.45% Class B      $193.64            --               --         --        19.77%
      All contract charges                            --           406         $ 92,188       1.07%          --
2015  Lowest contract charge 0.40% Class B       $156.83            --               --         --        (2.67)%
      Highest contract charge 1.45% Class B      $161.67            --               --         --        (3.70)%
      All contract charges                            --           361         $ 69,659       0.71%          --
2014  Lowest contract charge 0.40% Class B       $161.14            --               --         --        13.92%
      Highest contract charge 1.45% Class B      $167.88            --               --         --        12.72%
      All contract charges                            --           326         $ 66,253       1.07%          --
EQ/LARGE CAP GROWTH INDEX
2018  Lowest contract charge 0.50% Class B       $175.78            --               --         --        (2.75)%
      Highest contract charge 1.45% Class B      $162.14            --               --         --        (3.68)%
      All contract charges                            --         1,656         $281,313       0.65%          --
2017  Lowest contract charge 0.50% Class B       $180.75            --               --         --        28.57%
      Highest contract charge 1.45% Class B      $168.34            --               --         --        27.36%
      All contract charges                            --         1,636         $287,433       0.79%          --

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/LARGE CAP GROWTH INDEX (CONTINUED)
2016  Lowest contract charge 0.50% Class B       $140.58            --               --         --         5.82%
      Highest contract charge 1.45% Class B      $132.18            --               --         --         4.80%
      All contract charges                            --         1,558         $214,005       1.04%          --
2015  Lowest contract charge 0.50% Class B       $132.85            --               --         --         4.34%
      Highest contract charge 1.45% Class B      $126.12            --               --         --         3.34%
      All contract charges                            --         1,518         $198,419       0.88%          --
2014  Lowest contract charge 0.50% Class B       $127.32            --               --         --        11.67%
      Highest contract charge 1.45% Class B      $122.04            --               --         --        10.61%
      All contract charges                            --         1,489         $187,443       0.94%          --
EQ/LARGE CAP VALUE INDEX
2018  Lowest contract charge 0.50% Class B       $117.16            --               --         --        (9.35)%
      Highest contract charge 1.45% Class B      $103.18            --               --         --       (10.22)%
      All contract charges                            --           812         $ 85,581       2.12%          --
2017  Lowest contract charge 0.50% Class B       $129.25            --               --         --        12.44%
      Highest contract charge 1.45% Class B      $114.93            --               --         --        11.37%
      All contract charges                            --           771         $ 90,359       1.89%          --
2016  Lowest contract charge 0.50% Class B       $114.95            --               --         --        15.89%
      Highest contract charge 1.45% Class B      $103.20            --               --         --        14.79%
      All contract charges                            --           748         $ 78,417       2.12%          --
2015  Lowest contract charge 0.50% Class B       $ 99.19            --               --         --        (4.91)%
      Highest contract charge 1.45% Class B      $ 89.90            --               --         --        (5.81)%
      All contract charges                            --           697         $ 63,565       1.94%          --
2014  Lowest contract charge 0.50% Class B       $104.31            --               --         --        12.06%
      Highest contract charge 1.45% Class B      $ 95.45            --               --         --        10.99%
      All contract charges                            --           660         $ 63,828       1.63%          --
EQ/LAZARD EMERGING MARKETS EQUITY(S)
2018  Lowest contract charge 0.50% Class B(k)    $103.76            --               --         --        (1.46)%
      Highest contract charge 1.45% Class B(k)   $ 85.91            --               --         --        (1.64)%
      All contract charges                            --         2,127         $207,732       0.18%          --
EQ/MFS INTERNATIONAL GROWTH
2018  Lowest contract charge 0.40% Class B       $139.77            --               --         --        (9.73)%
      Highest contract charge 1.45% Class B      $184.43            --               --         --       (10.69)%
      All contract charges                            --           798         $149,378       0.92%          --
2017  Lowest contract charge 0.40% Class B       $154.84            --               --         --        31.53%
      Highest contract charge 1.45% Class B      $206.51            --               --         --        30.15%
      All contract charges                            --           732         $152,179       0.86%          --
2016  Lowest contract charge 0.40% Class B       $117.72            --               --         --         1.57%
      Highest contract charge 1.45% Class B      $158.67            --               --         --         0.50%
      All contract charges                            --           657         $104,466       1.02%          --
2015  Lowest contract charge 0.40% Class B       $115.90            --               --         --        (0.21)%
      Highest contract charge 1.45% Class B      $157.88            --               --         --        (1.26)%
      All contract charges                            --           619         $ 97,843       0.60%          --
2014  Lowest contract charge 0.40% Class B       $116.14            --               --         --        (5.38)%
      Highest contract charge 1.45% Class B      $159.89            --               --         --        (6.38)%
      All contract charges                            --           589         $ 93,805       0.95%          --
EQ/MFS INTERNATIONAL VALUE(T)
2018  Lowest contract charge 0.00% Class B(k)    $120.58            --               --         --        (4.37)%
      Highest contract charge 1.45% Class B(k)   $155.64            --               --         --        (4.64)%
      All contract charges                            --         2,493         $454,316       0.00%          --
EQ/MFS TECHNOLOGY(U)
2018  Lowest contract charge 0.50% Class B(k)    $332.61            --               --         --       (11.05)%
      Highest contract charge 1.45% Class B(k)   $239.62            --               --         --       (11.22)%
      All contract charges                            --           497         $155,095       0.00%          --

                                    FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/MFS UTILITIES SERIES(V)
2018  Lowest contract charge 0.40% Class B(k)    $150.30            --               --         --        (2.73)%
      Highest contract charge 1.45% Class B(k)   $143.43            --               --         --        (2.93)%
      All contract charges                            --           615         $109,805       0.50%          --
EQ/MID CAP INDEX
2018  Lowest contract charge 0.40% Class B       $176.10            --               --         --       (12.05)%
      Highest contract charge 1.45% Class B      $197.41            --               --         --       (12.98)%
      All contract charges                            --         3,000         $597,178       1.10%          --
2017  Lowest contract charge 0.40% Class B       $200.22            --               --         --        15.02%
      Highest contract charge 1.45% Class B      $226.86            --               --         --        13.81%
      All contract charges                            --         2,944         $671,402       0.95%          --
2016  Lowest contract charge 0.40% Class B       $174.07            --               --         --        19.43%
      Highest contract charge 1.45% Class B      $199.33            --               --         --        18.18%
      All contract charges                            --         2,809         $562,440       1.13%          --
2015  Lowest contract charge 0.40% Class B       $145.75            --               --         --        (3.25)%
      Highest contract charge 1.45% Class B      $168.67            --               --         --        (4.27)%
      All contract charges                            --         2,667         $453,031       0.87%          --
2014  Lowest contract charge 0.40% Class B       $150.64            --               --         --         8.55%
      Highest contract charge 1.45% Class B      $176.19            --               --         --         7.41%
      All contract charges                            --         2,613         $463,057       0.81%          --
EQ/MONEY MARKET
2018  Lowest contract charge 0.00% Class A       $  1.02            --               --         --         2.00%
      Highest contract charge 1.45% Class A      $107.46            --               --         --        (0.20)%
      All contract charges                            --         1,455         $ 40,146       1.26%          --
2017  Lowest contract charge 0.00% Class A       $  1.00            --               --         --           --
      Highest contract charge 1.45% Class A      $107.68            --               --         --        (1.05)%
      All contract charges                            --         1,454         $ 38,911       0.39%          --
2016  Lowest contract charge 0.00% Class A       $  1.00            --               --         --           --
      Highest contract charge 1.45% Class A      $108.82            --               --         --        (1.45)%
      All contract charges                            --         1,443         $ 42,564       0.00%          --
2015  Lowest contract charge 0.00% Class A       $  1.00            --               --         --           --
      Highest contract charge 1.45% Class A      $110.42            --               --         --        (1.45)%
      All contract charges                            --         1,266         $ 43,701       0.00%          --
2014  Lowest contract charge 0.00% Class A       $  1.00            --               --         --           --%
      Highest contract charge 1.45% Class A      $112.04            --               --         --        (1.45)%
      All contract charges                            --         1,244         $ 46,904       0.00%          --
EQ/MONEY MARKET
2018  Lowest contract charge 0.00% Class B       $  1.02            --               --         --         2.00%
      Highest contract charge 1.30% Class B      $ 93.62            --               --         --        (0.04)%
      All contract charges                            --         9,274         $ 33,488       1.26%          --
2017  Lowest contract charge 0.00% Class B       $  1.00            --               --         --           --
      Highest contract charge 1.30% Class B      $ 93.66            --               --         --        (0.88)%
      All contract charges                            --         8,987         $ 30,193       0.39%          --
2016  Lowest contract charge 0.00% Class B       $  1.00            --               --         --           --
      Highest contract charge 1.30% Class B      $ 94.49            --               --         --        (1.28)%
      All contract charges                            --         8,365         $ 33,504       0.00%          --
2015  Lowest contract charge 0.00% Class B       $  1.00            --               --         --           --
      Highest contract charge 1.30% Class B      $ 95.72            --               --         --        (1.29)%
      All contract charges                            --         4,538         $ 28,080       0.00%          --
2014  Lowest contract charge 0.00% Class B       $  1.00            --               --         --           --
      Highest contract charge 1.30% Class B      $ 96.97            --               --         --        (1.28)%
      All contract charges                            --         3,275         $ 27,356       0.00%          --
EQ/OPPENHEIMER GLOBAL
2018  Lowest contract charge 0.50% Class B       $179.49            --               --         --       (13.90)%
      Highest contract charge 1.45% Class B      $159.48            --               --         --       (14.73)%
      All contract charges                            --         1,036         $167,841       0.38%          --

                                    FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/OPPENHEIMER GLOBAL (CONTINUED)
2017  Lowest contract charge 0.50% Class B    $208.47           --                --         --       34.94%
      Highest contract charge 1.45% Class B   $187.03           --                --         --       33.66%
      All contract charges                         --          941          $177,865       0.59%         --
2016  Lowest contract charge 0.50% Class B    $154.49           --                --         --       (0.46)%
      Highest contract charge 1.45% Class B   $139.93           --                --         --       (1.41)%
      All contract charges                         --          875          $123,212       0.84%         --
2015  Lowest contract charge 0.50% Class B    $155.20           --                --         --        2.66%
      Highest contract charge 1.45% Class B   $141.93           --                --         --        1.68%
      All contract charges                         --          852          $121,243       0.28%         --
2014  Lowest contract charge 0.50% Class B    $151.18           --                --         --        1.29%
      Highest contract charge 1.45% Class B   $139.58           --                --         --        0.32%
      All contract charges                         --          729          $101,760       0.53%         --
EQ/PIMCO GLOBAL REAL RETURN(J)
2018  Lowest contract charge 0.50% Class B    $104.93           --                --         --       (1.85)%
      Highest contract charge 1.45% Class B   $ 99.39           --                --         --       (2.81)%
      All contract charges                         --          381          $ 38,575       2.57%         --
2017  Lowest contract charge 0.50% Class B    $106.91           --                --         --        2.38%
      Highest contract charge 1.45% Class B   $102.26           --                --         --        1.42%
      All contract charges                         --          339          $ 35,233       1.39%         --
2016  Lowest contract charge 0.50% Class B    $104.42           --                --         --        9.78%
      Highest contract charge 1.45% Class B   $100.83           --                --         --        8.72%
      All contract charges                         --          245          $ 24,965       5.89%         --
2015  Lowest contract charge 0.50% Class B    $ 95.12           --                --         --       (2.85)%
      Highest contract charge 1.45% Class B   $ 92.74           --                --         --       (3.78)%
      All contract charges                         --          184          $ 17,168       1.51%         --
2014  Lowest contract charge 0.50% Class B    $ 97.91           --                --         --        7.32%
      Highest contract charge 1.45% Class B   $ 96.38           --                --         --        6.31%
      All contract charges                         --           96          $  9,392       7.98%         --
EQ/PIMCO ULTRA SHORT BOND
2018  Lowest contract charge 1.10% Class A    $ 97.46           --                --         --       (0.16)%
      Highest contract charge 1.10% Class A   $ 97.46           --                --         --       (0.16)%
      All contract charges                         --            1          $    106       1.94%         --
2017  Lowest contract charge 1.10% Class A    $ 97.62           --                --         --        0.77%
      Highest contract charge 1.10% Class A   $ 97.62           --                --         --        0.77%
      All contract charges                         --            1          $    107       1.25%         --
2016  Lowest contract charge 1.10% Class A    $ 96.87           --                --         --        0.87%
      Highest contract charge 1.10% Class A   $ 96.87           --                --         --        0.87%
      All contract charges                         --            1          $    106       0.98%         --
2015  Lowest contract charge 1.10% Class A    $ 96.03           --                --         --       (1.38)%
      Highest contract charge 1.10% Class A   $ 96.03           --                --         --       (1.38)%
      All contract charges                         --            1          $    105       0.46%         --
2014  Lowest contract charge 1.10% Class A    $ 97.37           --                --         --       (1.19)%
      Highest contract charge 1.10% Class A   $ 97.37           --                --         --       (1.19)%
      All contract charges                         --            2          $    152       0.37%         --
EQ/PIMCO ULTRA SHORT BOND
2018  Lowest contract charge 0.50% Class B    $116.02           --                --         --        0.45%
      Highest contract charge 1.45% Class B   $101.76           --                --         --       (0.52)%
      All contract charges                         --          743          $ 77,992       1.94%         --
2017  Lowest contract charge 0.50% Class B    $115.50           --                --         --        1.38%
      Highest contract charge 1.45% Class B   $102.29           --                --         --        0.42%
      All contract charges                         --          767          $ 80,773       1.25%         --
2016  Lowest contract charge 0.50% Class B    $113.93           --                --         --        1.49%
      Highest contract charge 1.45% Class B   $101.86           --                --         --        0.51%
      All contract charges                         --          798          $ 83,638       0.98%         --

                                    FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/PIMCO ULTRA SHORT BOND (CONTINUED)
2015  Lowest contract charge 0.50% Class B    $112.26            --               --         --        (0.78)%
      Highest contract charge 1.45% Class B   $101.34            --               --         --        (1.73)%
      All contract charges                         --           857         $ 88,975       0.46%          --
2014  Lowest contract charge 0.50% Class B    $113.14            --               --         --        (0.59)%
      Highest contract charge 1.45% Class B   $103.12            --               --         --        (1.54)%
      All contract charges                         --           932         $ 98,360       0.37%          --
EQ/QUALITY BOND PLUS
2018  Lowest contract charge 0.70% Class A    $167.79            --               --         --        (0.59)%
      Highest contract charge 1.45% Class A   $135.99            --               --         --        (1.34)%
      All contract charges                         --           316         $ 55,139       1.68%          --
2017  Lowest contract charge 0.70% Class A    $168.78            --               --         --         0.69%
      Highest contract charge 1.45% Class A   $137.84            --               --         --        (0.07)%
      All contract charges                         --           335         $ 59,351       1.17%          --
2016  Lowest contract charge 0.70% Class A    $167.63            --               --         --         0.47%
      Highest contract charge 1.45% Class A   $137.94            --               --         --        (0.29)%
      All contract charges                         --           358         $ 63,477       1.12%          --
2015  Lowest contract charge 0.70% Class A    $166.85            --               --         --        (0.48)%
      Highest contract charge 1.45% Class A   $138.34            --               --         --        (1.23)%
      All contract charges                         --           391         $ 69,213       1.05%          --
2014  Lowest contract charge 0.70% Class A    $167.65            --               --         --         2.18%
      Highest contract charge 1.45% Class A   $140.06            --               --         --         1.40%
      All contract charges                         --           429         $ 76,711       0.97%          --
EQ/QUALITY BOND PLUS
2018  Lowest contract charge 0.50% Class B    $149.67            --               --         --        (0.39)%
      Highest contract charge 1.30% Class B   $101.98            --               --         --        (1.17)%
      All contract charges                         --           138         $ 18,720       1.68%          --
2017  Lowest contract charge 0.50% Class B    $150.25            --               --         --         0.89%
      Highest contract charge 1.30% Class B   $103.19            --               --         --         0.09%
      All contract charges                         --           146         $ 20,008       1.17%          --
2016  Lowest contract charge 0.50% Class B    $148.93            --               --         --         0.67%
      Highest contract charge 1.30% Class B   $103.10            --               --         --        (0.13)%
      All contract charges                         --           153         $ 20,936       1.12%          --
2015  Lowest contract charge 0.50% Class B    $147.94            --               --         --        (0.27)%
      Highest contract charge 1.30% Class B   $103.23            --               --         --        (1.06)%
      All contract charges                         --           159         $ 21,910       1.05%          --
2014  Lowest contract charge 0.50% Class B    $148.34            --               --         --         2.39%
      Highest contract charge 1.30% Class B   $104.34            --               --         --         1.58%
      All contract charges                         --           169         $ 23,285       0.97%          --
EQ/SMALL COMPANY INDEX
2018  Lowest contract charge 0.40% Class B    $171.49            --               --         --       (11.67)%
      Highest contract charge 1.45% Class B   $259.06            --               --         --       (12.60)%
      All contract charges                         --         1,080         $273,883       0.96%          --
2017  Lowest contract charge 0.40% Class B    $194.15            --               --         --        13.56%
      Highest contract charge 1.45% Class B   $296.42            --               --         --        12.36%
      All contract charges                         --         1,080         $312,612       1.07%          --
2016  Lowest contract charge 0.40% Class B    $170.97            --               --         --        20.05%
      Highest contract charge 1.45% Class B   $263.81            --               --         --        18.79%
      All contract charges                         --         1,078         $277,464       1.16%          --
2015  Lowest contract charge 0.40% Class B    $142.42            --               --         --        (4.95)%
      Highest contract charge 1.45% Class B   $222.09            --               --         --        (5.95)%
      All contract charges                         --         1,085         $235,560       0.91%          --
2014  Lowest contract charge 0.40% Class B    $149.84            --               --         --         4.43%
      Highest contract charge 1.45% Class B   $236.15            --               --         --         3.33%
      All contract charges                         --         1,091         $251,678       0.78%          --

                                    FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
EQ/T. ROWE PRICE GROWTH STOCK
2018  Lowest contract charge 0.40% Class B            $217.50            --               --         --        (2.01)%
      Highest contract charge 1.45% Class B           $238.36            --               --         --        (3.05)%
      All contract charges                                 --         2,636         $638,686       0.00%          --
2017  Lowest contract charge 0.40% Class B            $221.97            --               --         --        32.84%
      Highest contract charge 1.45% Class B           $245.86            --               --         --        31.44%
      All contract charges                                 --         2,437         $606,687       0.00%          --
2016  Lowest contract charge 0.40% Class B            $167.10            --               --         --         0.94%
      Highest contract charge 1.45% Class B           $187.05            --               --         --        (0.13)%
      All contract charges                                 --         2,262         $427,483       0.00%          --
2015  Lowest contract charge 0.40% Class B            $165.55            --               --         --         9.78%
      Highest contract charge 1.45% Class B           $187.29            --               --         --         8.62%
      All contract charges                                 --         2,171         $409,319       0.00%          --
2014  Lowest contract charge 0.40% Class B            $150.80            --               --         --         8.21%
      Highest contract charge 1.45% Class B           $172.42            --               --         --         7.07%
      All contract charges                                 --         1,944         $337,268       0.00%          --
EQ/UBS GROWTH & INCOME
2018  Lowest contract charge 0.50% Class B            $223.72            --               --         --       (13.85)%
      Highest contract charge 1.45% Class B           $195.18            --               --         --       (14.68)%
      All contract charges                                 --           186         $ 33,725       0.34%          --
2017  Lowest contract charge 0.50% Class B            $259.69            --               --         --        20.67%
      Highest contract charge 1.35% Class B           $231.85            --               --         --        19.65%
      All contract charges                                 --           196         $ 42,336       0.29%          --
2016  Lowest contract charge 0.50% Class B            $215.20            --               --         --         9.59%
      Highest contract charge 1.35% Class B           $193.78            --               --         --         8.66%
      All contract charges                                 --           188         $ 34,163       0.82%          --
2015  Lowest contract charge 0.50% Class B            $196.36            --               --         --        (1.92)%
      Highest contract charge 1.34% Class B           $178.53            --               --         --        (2.75)%
      All contract charges                                 --           204         $ 34,304       0.59%          --
2014  Lowest contract charge 0.50% Class B            $200.20            --               --         --        13.87%
      Highest contract charge 1.34% Class B           $183.58            --               --         --        12.92%
      All contract charges                                 --           179         $ 31,660       0.66%          --
FIDELITY(R)/ /VIP EQUITY-INCOME PORTFOLIO
2018  Lowest contract charge 0.50% Service Class 2    $188.08            --               --         --        (9.00)%
      Highest contract charge 1.20% Service Class 2   $176.88            --               --         --        (9.64)%
      All contract charges                                 --            69         $ 12,307       2.13%          --
2017  Lowest contract charge 0.50% Service Class 2    $206.67            --               --         --        12.09%
      Highest contract charge 1.20% Service Class 2   $195.75            --               --         --        11.30%
      All contract charges                                 --            64         $ 12,640       1.57%          --
2016  Lowest contract charge 0.50% Service Class 2    $184.38            --               --         --        17.12%
      Highest contract charge 1.20% Service Class 2   $175.87            --               --         --        16.30%
      All contract charges                                 --            58         $ 10,325       2.37%          --
2015  Lowest contract charge 0.50% Service Class 2    $157.43            --               --         --        (4.71)%
      Highest contract charge 1.20% Service Class 2   $151.22            --               --         --        (5.39)%
      All contract charges                                 --            50         $  7,681       3.28%          --
2014  Lowest contract charge 0.50% Service Class 2    $165.22            --               --         --         7.94%
      Highest contract charge 1.20% Service Class 2   $159.84            --               --         --         7.18%
      All contract charges                                 --            39         $  6,454       3.19%          --
FIDELITY(R)/ /VIP MID CAP PORTFOLIO
2018  Lowest contract charge 0.50% Service Class 2    $180.58            --               --         --       (15.20)%
      Highest contract charge 1.20% Service Class 2   $169.82            --               --         --       (15.80)%
      All contract charges                                 --           304         $ 51,722       0.41%          --
2017  Lowest contract charge 0.50% Service Class 2    $212.94            --               --         --        19.93%
      Highest contract charge 1.20% Service Class 2   $201.69            --               --         --        19.10%
      All contract charges                                 --           269         $ 54,048       0.51%          --

                                    FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R)/ /VIP MID CAP PORTFOLIO (CONTINUED)
2016  Lowest contract charge 0.50% Service Class 2    $177.55           --               --          --        11.37%
      Highest contract charge 1.20% Service Class 2   $169.35           --               --          --        10.58%
      All contract charges                                 --          234          $39,627        0.35%          --
2015  Lowest contract charge 0.50% Service Class 2    $159.43           --               --          --        (2.12)%
      Highest contract charge 1.20% Service Class 2   $153.15           --               --          --        (2.81)%
      All contract charges                                 --          191          $29,387        0.29%          --
2014  Lowest contract charge 0.50% Service Class 2    $162.88           --               --          --         5.50%
      Highest contract charge 1.20% Service Class 2   $157.57           --               --          --         4.76%
      All contract charges                                 --          148          $23,272        0.02%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2018  Lowest contract charge 0.00% Series II          $113.28           --               --          --        (7.81)%
      Highest contract charge 1.20% Series II         $168.59           --               --          --        (8.93)%
      All contract charges                                 --          288          $48,181        2.25%          --
2017  Lowest contract charge 0.00% Series II(e)       $122.88           --               --          --         8.35%
      Highest contract charge 1.20% Series II         $185.12           --               --          --         7.05%
      All contract charges                                 --          248          $45,760        1.63%          --
2016  Lowest contract charge 0.00% Series II          $112.48           --               --          --        14.54%
      Highest contract charge 1.20% Series II         $172.93           --               --          --        13.17%
      All contract charges                                 --          166          $28,770        1.35%          --
2015  Lowest contract charge 0.00% Series II(d)       $ 98.20           --               --          --        (1.88)%
      Highest contract charge 1.20% Series II         $152.81           --               --          --         0.60%
      All contract charges                                 --           78          $12,046        1.70%          --
2014  Lowest contract charge 0.50% Series II          $157.02           --               --          --        11.97%
      Highest contract charge 1.20% Series II         $151.90           --               --          --        11.18%
      All contract charges                                 --           46          $ 7,141        1.73%          --
INVESCO V.I. HIGH YIELD FUND
2018  Lowest contract charge 0.50% Series II          $128.15           --               --          --        (4.09)%
      Highest contract charge 1.45% Series II         $119.09           --               --          --        (5.01)%
      All contract charges                                 --          334          $40,326        4.92%          --
2017  Lowest contract charge 0.50% Series II          $133.61           --               --          --         5.60%
      Highest contract charge 1.45% Series II         $125.37           --               --          --         4.59%
      All contract charges                                 --          324          $41,199        4.01%          --
2016  Lowest contract charge 0.50% Series I           $126.53           --               --          --        10.28%
      Highest contract charge 1.45% Series I          $119.87           --               --          --         9.22%
      All contract charges                                 --          280          $34,051        4.11%          --
2015  Lowest contract charge 0.50% Series I           $114.74           --               --          --        (3.85)%
      Highest contract charge 1.45% Series I          $109.75           --               --          --        (4.76)%
      All contract charges                                 --          255          $28,355        5.55%          --
2014  Lowest contract charge 0.50% Series II          $119.34           --               --          --         1.08%
      Highest contract charge 1.45% Series II         $115.24           --               --          --         0.10%
      All contract charges                                 --          209          $24,316        4.77%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
2018  Lowest contract charge 0.50% Series II          $152.94           --               --          --       (12.04)%
      Highest contract charge 1.45% Series II         $124.92           --               --          --       (12.89)%
      All contract charges                                 --          131          $19,811        0.11%          --
2017  Lowest contract charge 0.50% Series II          $173.88           --               --          --        14.08%
      Highest contract charge 1.45% Series II         $143.40           --               --          --        12.99%
      All contract charges                                 --          128          $22,182        0.32%          --
2016  Lowest contract charge 0.50% Series II          $152.42           --               --          --        12.60%
      Highest contract charge 1.45% Series II         $126.91           --               --          --        11.53%
      All contract charges                                 --          119          $18,351        0.00%          --
2015  Lowest contract charge 0.50% Series II          $135.37           --               --          --        (4.76)%
      Highest contract charge 1.45% Series II         $113.79           --               --          --        (5.67)%
      All contract charges                                 --          107          $14,794        0.11%          --

                                    FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ---------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
INVESCO V.I. MID CAP CORE EQUITY FUND (CONTINUED)
2014  Lowest contract charge 0.50% Series II        $142.13            --               --         --         3.65%
      Highest contract charge 1.45% Series II       $120.63            --               --         --         2.66%
      All contract charges                               --            99         $ 14,583       0.00%          --
INVESCO V.I. SMALL CAP EQUITY FUND
2018  Lowest contract charge 0.50% Series II        $167.69            --               --         --       (15.70)%
      Highest contract charge 1.34% Series II       $178.52            --               --         --       (16.42)%
      All contract charges                               --            52         $  8,833       0.00%          --
2017  Lowest contract charge 0.50% Series II        $198.91            --               --         --        13.16%
      Highest contract charge 1.34% Series II       $213.58            --               --         --        12.20%
      All contract charges                               --            53         $ 10,641       0.00%          --
2016  Lowest contract charge 0.50% Series II        $175.78            --               --         --        11.28%
      Highest contract charge 1.34% Series II       $190.35            --               --         --        10.35%
      All contract charges                               --            53         $  9,535       0.00%          --
2015  Lowest contract charge 0.50% Series II        $157.96            --               --         --        (6.21)%
      Highest contract charge 1.34% Series II       $172.50            --               --         --        (7.00)%
      All contract charges                               --            52         $  8,732       0.00%          --
2014  Lowest contract charge 0.50% Series II        $168.42            --               --         --         1.57%
      Highest contract charge 1.34% Series II       $185.49            --               --         --         0.72%
      All contract charges                               --            44         $  7,886       0.00%          --
IVY VIP HIGH INCOME
2018  Lowest contract charge 0.50% Class II         $163.23            --               --         --        (2.61)%
      Highest contract charge 1.45% Class II        $134.40            --               --         --        (3.55)%
      All contract charges                               --         1,541         $237,179       6.26%          --
2017  Lowest contract charge 0.50% Class II         $167.60            --               --         --         6.15%
      Highest contract charge 1.45% Class II        $139.34            --               --         --         5.14%
      All contract charges                               --         1,452         $231,112       5.42%          --
2016  Lowest contract charge 0.50% Class II         $157.89            --               --         --        15.60%
      Highest contract charge 1.45% Class II        $132.53            --               --         --        14.51%
      All contract charges                               --         1,293         $195,046       7.20%          --
2015  Lowest contract charge 0.50% Class I          $136.58            --               --         --        (6.97)%
      Highest contract charge 1.45% Class I         $115.74            --               --         --        (7.86)%
      All contract charges                               --         1,240         $162,881       6.09%          --
2014  Lowest contract charge 0.50% Class I          $146.81            --               --         --         1.40%
      Highest contract charge 1.45% Class II        $125.61            --               --         --         0.42%
      All contract charges                               --         1,158         $164,863       4.70%          --
IVY VIP SMALL CAP GROWTH
2018  Lowest contract charge 0.50% Class II         $184.22            --               --         --        (4.59)%
      Highest contract charge 1.34% Class II        $136.45            --               --         --        (5.41)%
      All contract charges                               --           200         $ 30,759       0.36%          --
2017  Lowest contract charge 0.50% Class II         $193.09            --               --         --        22.50%
      Highest contract charge 1.34% Class II        $144.25            --               --         --        21.47%
      All contract charges                               --           160         $ 25,839       0.00%          --
2016  Lowest contract charge 0.50% Class II         $157.62            --               --         --         2.40%
      Highest contract charge 1.34% Class II        $118.75            --               --         --         1.54%
      All contract charges                               --           149         $ 19,347       0.00%          --
2015  Lowest contract charge 0.50% Class II         $153.92            --               --         --         1.37%
      Highest contract charge 1.45% Class II        $116.35            --               --         --         0.41%
      All contract charges                               --           158         $ 19,869       0.00%          --
2014  Lowest contract charge 0.50% Class II         $151.84            --               --         --         1.09%
      Highest contract charge 1.45% Class II        $115.88            --               --         --         0.12%
      All contract charges                               --            83         $ 10,910       0.00%          --
MFS(R)/ /INVESTORS TRUST SERIES
2018  Lowest contract charge 0.50% Service Class    $208.90            --               --         --        (6.18)%
      Highest contract charge 1.34% Service Class   $219.04            --               --         --        (6.98)%
      All contract charges                               --            80         $ 16,778       0.45%          --

                                    FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------------------
                                                                                      ACCUMULATION
                                                                    UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                         ---------- ----------------- ------------ ------------- --------
MFS(R)/ /INVESTORS TRUST SERIES (CONTINUED)
2017    Lowest contract charge 0.50% Service Class        $222.67            --               --         --       22.41%
        Highest contract charge 1.34% Service Class       $235.47            --               --         --       21.38%
        All contract charges                                   --            78         $ 17,704       0.56%         --
2016    Lowest contract charge 0.50% Service Class        $181.90            --               --         --        7.78%
        Highest contract charge 1.34% Service Class       $193.99            --               --         --        6.87%
        All contract charges                                   --            72         $ 13,353       0.58%         --
2015    Lowest contract charge 0.50% Service Class        $168.77            --               --         --       (0.55)%
        Highest contract charge 1.34% Service Class       $181.52            --               --         --       (1.39)%
        All contract charges                                   --            68         $ 12,058       0.68%         --
2014    Lowest contract charge 0.50% Service Class        $169.70            --               --         --       10.16%
        Highest contract charge 1.34% Service Class       $184.08            --               --         --        9.23%
        All contract charges                                   --            68         $ 12,152       0.78%         --
MFS(R)/ /MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
2018    Lowest contract charge 0.50% Service Class        $263.30            --               --         --        0.07%
        Highest contract charge 1.34% Service Class       $245.35            --               --         --       (0.78)%
        All contract charges                                   --            73         $ 18,288       0.34%         --
2017    Lowest contract charge 0.50% Service Class        $263.11            --               --         --       27.46%
        Highest contract charge 1.34% Service Class       $247.28            --               --         --       26.39%
        All contract charges                                   --            69         $ 17,383       0.42%         --
2016    Lowest contract charge 0.50% Service Class        $206.42            --               --         --        5.31%
        Highest contract charge 1.34% Service Class       $195.65            --               --         --        4.43%
        All contract charges                                   --            69         $ 13,609       0.40%         --
2015    Lowest contract charge 0.50% Service Class(b)     $196.01            --               --         --       (2.00)%
        Highest contract charge 1.34% Service Class(b)    $187.35            --               --         --       (2.64)%
        All contract charges                                   --            55         $ 10,568       0.46%         --
MULTIMANAGER AGGRESSIVE EQUITY
2018    Lowest contract charge 0.70% Class A              $176.49            --               --         --       (0.91)%
        Highest contract charge 1.45% Class A             $145.49            --               --         --       (1.67)%
        All contract charges                                   --         3,245         $563,402       0.13%         --
2017    Lowest contract charge 0.70% Class A              $178.11            --               --         --       29.44%
        Highest contract charge 1.45% Class A             $147.96            --               --         --       28.47%
        All contract charges                                   --         3,579         $628,070       0.15%         --
2016    Lowest contract charge 0.70% Class A              $137.60            --               --         --        2.72%
        Highest contract charge 1.45% Class A             $115.17            --               --         --        1.95%
        All contract charges                                   --         3,933         $533,772       0.53%         --
2015    Lowest contract charge 0.70% Class A              $133.96            --               --         --        3.26%
        Highest contract charge 1.45% Class A             $112.97            --               --         --        2.48%
        All contract charges                                   --         4,332         $573,539       0.16%         --
2014    Lowest contract charge 0.70% Class A              $129.73            --               --         --        9.89%
        Highest contract charge 1.45% Class A             $110.24            --               --         --        9.06%
        All contract charges                                   --         4,724         $606,822       0.10%         --
MULTIMANAGER AGGRESSIVE EQUITY
2018    Lowest contract charge 0.50% Class B              $163.92            --               --         --       (0.71)%
        Highest contract charge 1.30% Class B             $195.99            --               --         --       (1.50)%
        All contract charges                                   --           166         $ 25,401       0.13%         --
2017    Lowest contract charge 0.50% Class B              $165.10            --               --         --       29.70%
        Highest contract charge 1.30% Class B             $198.98            --               --         --       28.68%
        All contract charges                                   --           166         $ 25,903       0.15%         --
2016    Lowest contract charge 0.50% Class B              $127.29            --               --         --        2.93%
        Highest contract charge 1.30% Class B             $154.63            --               --         --        2.11%
        All contract charges                                   --           179         $ 21,680       0.53%         --
2015    Lowest contract charge 0.50% Class B              $123.67            --               --         --        3.46%
        Highest contract charge 1.30% Class B             $151.43            --               --         --        2.65%
        All contract charges                                   --           203         $ 24,139       0.16%         --

                                    FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
MULTIMANAGER AGGRESSIVE EQUITY (CONTINUED)
2014  Lowest contract charge 0.50% Class B    $119.53           --                --         --        10.12%
      Highest contract charge 1.30% Class B   $147.52           --                --         --         9.24%
      All contract charges                         --          222          $ 25,616       0.10%          --
MULTIMANAGER CORE BOND
2018  Lowest contract charge 0.40% Class B    $105.93           --                --         --        (0.80)%
      Highest contract charge 1.45% Class B   $143.38           --                --         --        (1.85)%
      All contract charges                         --          701          $103,441       2.70%          --
2017  Lowest contract charge 0.40% Class B    $106.78           --                --         --         2.58%
      Highest contract charge 1.45% Class B   $146.08           --                --         --         1.51%
      All contract charges                         --          755          $113,109       2.08%          --
2016  Lowest contract charge 0.40% Class B    $104.09           --                --         --         2.23%
      Highest contract charge 1.45% Class B   $143.91           --                --         --         1.16%
      All contract charges                         --          794          $116,522       2.08%          --
2015  Lowest contract charge 0.40% Class B    $101.82           --                --         --        (0.26)%
      Highest contract charge 1.45% Class B   $142.26           --                --         --        (1.32)%
      All contract charges                         --          833          $120,425       1.92%          --
2014  Lowest contract charge 0.40% Class B    $102.09           --                --         --         3.33%
      Highest contract charge 1.45% Class B   $144.17           --                --         --         2.24%
      All contract charges                         --          877          $128,120       2.06%          --
MULTIMANAGER MID CAP GROWTH
2018  Lowest contract charge 0.50% Class B    $239.35           --                --         --        (6.25)%
      Highest contract charge 1.45% Class B   $203.32           --                --         --        (7.15)%
      All contract charges                         --          343          $ 71,852       0.00%          --
2017  Lowest contract charge 0.50% Class B    $255.30           --                --         --        26.03%
      Highest contract charge 1.45% Class B   $218.97           --                --         --        24.83%
      All contract charges                         --          362          $ 81,983       0.00%          --
2016  Lowest contract charge 0.50% Class B    $202.57           --                --         --         6.25%
      Highest contract charge 1.45% Class B   $175.41           --                --         --         5.23%
      All contract charges                         --          386          $ 69,549       0.10%          --
2015  Lowest contract charge 0.50% Class B    $190.66           --                --         --        (2.01)%
      Highest contract charge 1.45% Class B   $166.69           --                --         --        (2.95)%
      All contract charges                         --          426          $ 72,928       0.00%          --
2014  Lowest contract charge 0.50% Class B    $194.58           --                --         --         4.34%
      Highest contract charge 1.45% Class B   $171.76           --                --         --         3.35%
      All contract charges                         --          445          $ 78,682       0.00%          --
MULTIMANAGER MID CAP VALUE
2018  Lowest contract charge 0.40% Class B    $158.84           --                --         --       (13.10)%
      Highest contract charge 1.45% Class B   $204.74           --                --         --       (14.02)%
      All contract charges                         --          213          $ 44,482       0.74%          --
2017  Lowest contract charge 0.40% Class B    $182.79           --                --         --         8.84%
      Highest contract charge 1.45% Class B   $238.13           --                --         --         7.69%
      All contract charges                         --          231          $ 56,322       0.76%          --
2016  Lowest contract charge 0.40% Class B    $167.95           --                --         --        18.61%
      Highest contract charge 1.45% Class B   $221.12           --                --         --        17.35%
      All contract charges                         --          254          $ 57,175       1.03%          --
2015  Lowest contract charge 0.40% Class B    $141.60           --                --         --        (5.93)%
      Highest contract charge 1.45% Class B   $188.42           --                --         --        (6.92)%
      All contract charges                         --          281          $ 53,666       0.67%          --
2014  Lowest contract charge 0.40% Class B    $150.53           --                --         --         4.92%
      Highest contract charge 1.45% Class B   $202.43           --                --         --         3.82%
      All contract charges                         --          314          $ 64,158       0.43%          --
MULTIMANAGER TECHNOLOGY
2018  Lowest contract charge 0.50% Class B    $332.93           --                --         --         1.78%
      Highest contract charge 1.45% Class B   $282.81           --                --         --         0.80%
      All contract charges                         --          656          $191,090       0.15%          --

                                    FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
MULTIMANAGER TECHNOLOGY (CONTINUED)
2017  Lowest contract charge 0.50% Class B            $327.10           --                --          --       38.43%
      Highest contract charge 1.45% Class B           $280.56           --                --          --       37.11%
      All contract charges                                 --          667          $191,981        0.00%         --
2016  Lowest contract charge 0.50% Class B            $236.30           --                --          --        8.40%
      Highest contract charge 1.45% Class B           $204.62           --                --          --        7.37%
      All contract charges                                 --          689          $144,841        0.01%         --
2015  Lowest contract charge 0.50% Class B            $217.98           --                --          --        5.76%
      Highest contract charge 1.45% Class B           $190.58           --                --          --        4.75%
      All contract charges                                 --          763          $148,717        0.00%         --
2014  Lowest contract charge 0.50% Class B            $206.11           --                --          --       12.98%
      Highest contract charge 1.45% Class B           $181.93           --                --          --       11.90%
      All contract charges                                 --          799          $148,438        0.00%         --
OPPENHEIMER MAIN STREET FUND(R)/VA
2018  Lowest contract charge 0.50% Service Class      $213.15           --                --          --       (8.56)%
      Highest contract charge 1.20% Service Class     $200.46           --                --          --       (9.21)%
      All contract charges                                 --           31          $  6,321        0.90%         --
2017  Lowest contract charge 0.50% Service Class      $233.11           --                --          --       16.06%
      Highest contract charge 1.20% Service Class     $220.79           --                --          --       15.24%
      All contract charges                                 --           28          $  6,219        1.03%         --
2016  Lowest contract charge 0.50% Service Class      $200.86           --                --          --       10.75%
      Highest contract charge 1.20% Service Class     $191.59           --                --          --        9.96%
      All contract charges                                 --           21          $  4,187        0.85%         --
2015  Lowest contract charge 0.50% Service Class      $181.37           --                --          --        2.59%
      Highest contract charge 1.20% Service Class     $174.23           --                --          --        1.87%
      All contract charges                                 --           15          $  2,773        0.65%         --
2014  Lowest contract charge 0.50% Service Class      $176.79           --                --          --        9.85%
      Highest contract charge 1.20% Service Class     $171.03           --                --          --        9.08%
      All contract charges                                 --           12          $  2,046        0.55%         --
PIMCO COMMODITYREALRETURN(R)/ /STRATEGY PORTFOLIO
2018  Lowest contract charge 0.00% Advisor Class      $ 86.58           --                --          --      (14.20)%
      Highest contract charge 1.20% Advisor Class     $ 56.32           --                --          --      (15.23)%
      All contract charges                                 --          133          $  7,582        1.97%         --
2017  Lowest contract charge 0.00% Advisor Class(e)   $100.91           --                --          --        2.04%
      Highest contract charge 1.20% Advisor Class     $ 66.44           --                --          --        0.82%
      All contract charges                                 --          123          $  8,220       10.91%         --
2016  Lowest contract charge 0.00% Advisor Class      $ 87.28           --                --          --       14.87%
      Highest contract charge 1.20% Advisor Class     $ 65.90           --                --          --       13.50%
      All contract charges                                 --          106          $  7,011        1.03%         --
2015  Lowest contract charge 0.00% Advisor Class(d)   $ 75.98           --                --          --      (23.02)%
      Highest contract charge 1.20% Advisor Class     $ 58.06           --                --          --      (26.55)%
      All contract charges                                 --           89          $  5,188        4.14%         --
2014  Lowest contract charge 0.50% Advisor Class      $ 81.72           --                --          --      (19.15)%
      Highest contract charge 1.20% Advisor Class     $ 79.05           --                --          --      (19.72)%
      All contract charges                                 --           68          $  5,384        0.27%         --
TARGET 2015 ALLOCATION
2018  Lowest contract charge 0.50% Class B            $141.83           --                --          --       (4.79)%
      Highest contract charge 1.34% Class B           $127.77           --                --          --       (5.59)%
      All contract charges                                 --          125          $ 16,254        1.55%         --
2017  Lowest contract charge 0.50% Class B            $148.96           --                --          --       10.75%
      Highest contract charge 1.34% Class B           $135.34           --                --          --        9.82%
      All contract charges                                 --          157          $ 21,214        1.29%         --
2016  Lowest contract charge 0.40% Class B            $123.50           --                --          --        5.21%
      Highest contract charge 1.34% Class B           $123.24           --                --          --        4.22%
      All contract charges                                 --          180          $ 22,285        1.42%         --

                                    FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
TARGET 2015 ALLOCATION (CONTINUED)
2015  Lowest contract charge 0.50% Class B    $127.97           --               --          --       (2.40)%
      Highest contract charge 1.34% Class B   $118.25           --               --          --       (3.22)%
      All contract charges                         --          194          $22,954        1.16%         --
2014  Lowest contract charge 0.50% Class B    $131.12           --               --          --        2.45%
      Highest contract charge 1.34% Class B   $122.19           --               --          --        1.58%
      All contract charges                         --          204          $24,803        1.19%         --
TARGET 2025 ALLOCATION
2018  Lowest contract charge 0.40% Class B    $142.70           --               --          --       (6.52)%
      Highest contract charge 1.45% Class B   $135.08           --               --          --       (7.52)%
      All contract charges                         --          527          $73,264        1.62%         --
2017  Lowest contract charge 0.40% Class B    $152.66           --               --          --       14.95%
      Highest contract charge 1.45% Class B   $146.06           --               --          --       13.75%
      All contract charges                         --          521          $77,893        1.52%         --
2016  Lowest contract charge 0.40% Class B    $132.80           --               --          --        6.99%
      Highest contract charge 1.45% Class B   $128.41           --               --          --        5.87%
      All contract charges                         --          461          $60,164        1.50%         --
2015  Lowest contract charge 0.40% Class B    $124.12           --               --          --       (2.44)%
      Highest contract charge 1.45% Class B   $121.29           --               --          --       (3.46)%
      All contract charges                         --          437          $53,745        1.28%         --
2014  Lowest contract charge 0.50% Class B    $136.08           --               --          --        3.51%
      Highest contract charge 1.45% Class B   $125.64           --               --          --        2.52%
      All contract charges                         --          405          $51,648        1.31%         --
TARGET 2035 ALLOCATION
2018  Lowest contract charge 0.40% Class B    $149.72           --               --          --       (7.55)%
      Highest contract charge 1.45% Class B   $139.96           --               --          --       (8.52)%
      All contract charges                         --          577          $83,122        1.59%         --
2017  Lowest contract charge 0.40% Class B    $161.94           --               --          --       17.30%
      Highest contract charge 1.45% Class B   $153.00           --               --          --       16.06%
      All contract charges                         --          516          $80,987        1.51%         --
2016  Lowest contract charge 0.40% Class B    $138.06           --               --          --        7.59%
      Highest contract charge 1.45% Class B   $131.83           --               --          --        6.47%
      All contract charges                         --          450          $60,682        1.48%         --
2015  Lowest contract charge 0.40% Class B    $128.32           --               --          --       (2.42)%
      Highest contract charge 1.45% Class B   $123.82           --               --          --       (3.45)%
      All contract charges                         --          411          $51,693        1.33%         --
2014  Lowest contract charge 0.40% Class B    $131.50           --               --          --        4.07%
      Highest contract charge 1.45% Class B   $128.25           --               --          --        2.97%
      All contract charges                         --          370          $47,918        1.35%         --
TARGET 2045 ALLOCATION
2018  Lowest contract charge 0.40% Class B    $156.08           --               --          --       (8.36)%
      Highest contract charge 1.45% Class B   $142.67           --               --          --       (9.32)%
      All contract charges                         --          478          $70,067        1.53%         --
2017  Lowest contract charge 0.40% Class B    $170.31           --               --          --       19.21%
      Highest contract charge 1.45% Class B   $157.34           --               --          --       17.96%
      All contract charges                         --          431          $69,508        1.50%         --
2016  Lowest contract charge 0.40% Class B    $142.86           --               --          --        8.25%
      Highest contract charge 1.45% Class B   $133.38           --               --          --        7.12%
      All contract charges                         --          382          $52,165        1.47%         --
2015  Lowest contract charge 0.40% Class B    $131.97           --               --          --       (2.71)%
      Highest contract charge 1.45% Class B   $124.52           --               --          --       (3.64)%
      All contract charges                         --          340          $43,122        1.38%         --
2014  Lowest contract charge 0.40% Class B    $135.64           --               --          --        4.36%
      Highest contract charge 1.45% Class B   $129.23           --               --          --        3.26%
      All contract charges                         --          287          $37,869        1.42%         --

                                    FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------
                                                                                 ACCUMULATION
                                                               UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------ ------------- --------
TARGET 2055 ALLOCATION
2018  Lowest contract charge 0.50% Class B           $110.19           --               --          --        (9.24)%
      Highest contract charge 1.34% Class B          $106.85           --               --          --       (10.01)%
      All contract charges                                --          124          $13,369        1.86%          --
2017  Lowest contract charge 0.50% Class B           $121.41           --               --          --        21.18%
      Highest contract charge 1.34% Class B          $118.74           --               --          --        20.17%
      All contract charges                                --           68          $ 8,093        1.90%          --
2016  Lowest contract charge 0.50% Class B           $100.19           --               --          --         8.96%
      Highest contract charge 1.34% Class B          $ 98.81           --               --          --         8.04%
      All contract charges                                --           32          $ 3,226        2.17%          --
2015  Lowest contract charge 0.50% Class B(c)        $ 91.95           --               --          --        (6.99)%
      Highest contract charge 1.34% Class B(c)       $ 91.46           --               --          --        (7.46)%
      All contract charges                                --            6          $   538        3.16%          --
TEMPLETON GLOBAL BOND VIP FUND
2018  Lowest contract charge 0.50% Class 2           $121.64           --               --          --         1.43%
      Highest contract charge 1.20% Class 2          $114.40           --               --          --         0.70%
      All contract charges                                --          598          $68,652        0.00%          --
2017  Lowest contract charge 0.50% Class 2           $119.93           --               --          --         1.41%
      Highest contract charge 1.20% Class 2          $113.60           --               --          --         0.71%
      All contract charges                                --          564          $64,165        0.00%          --
2016  Lowest contract charge 0.50% Class 2           $118.26           --               --          --         2.43%
      Highest contract charge 1.20% Class 2          $112.80           --               --          --         1.70%
      All contract charges                                --          502          $56,677        0.00%          --
2015  Lowest contract charge 0.50% Class 2           $115.46           --               --          --        (4.78)%
      Highest contract charge 1.20% Class 2          $110.91           --               --          --        (5.45)%
      All contract charges                                --          427          $47,351        7.80%          --
2014  Lowest contract charge 0.50% Class 2           $121.26           --               --          --         1.33%
      Highest contract charge 1.20% Class 2          $117.30           --               --          --         0.61%
      All contract charges                                --          328          $38,426        4.98%          --
VANECK VIP GLOBAL HARD ASSETS FUND
2018  Lowest contract charge 0.50% Class S Shares    $ 49.33           --               --          --       (28.78)%
      Highest contract charge 1.45% Class S Shares   $ 45.84           --               --          --       (29.47)%
      All contract charges                                --          375          $17,520        0.00%          --
2017  Lowest contract charge 0.50% Class S Shares    $ 69.26           --               --          --        (2.46)%
      Highest contract charge 1.45% Class S Shares   $ 64.99           --               --          --        (3.39)%
      All contract charges                                --          370          $24,338        0.00%          --
2016  Lowest contract charge 0.50% Class S Shares    $ 71.01           --               --          --        42.70%
      Highest contract charge 1.45% Class S Shares   $ 67.27           --               --          --        41.35%
      All contract charges                                --          380          $25,817        0.37%          --
2015  Lowest contract charge 0.50% Class S Shares    $ 49.76           --               --          --       (33.96)%
      Highest contract charge 1.45% Class S Shares   $ 47.59           --               --          --       (34.59)%
      All contract charges                                --          318          $15,253        0.03%          --
2014  Lowest contract charge 0.50% Class S Shares    $ 75.35           --               --          --       (19.75)%
      Highest contract charge 1.45% Class S Shares   $ 72.76           --               --          --       (20.52)%
      All contract charges                                --          249          $18,317        0.00%          --

   ----------
  (a)Units were made available on June 13, 2014.
  (b)Units were made available on March 27, 2015.
  (c)Units were made available on May 26, 2015.
  (d)Units were made available on June 19, 2015.
  (e)Units were made available on January 25, 2016.
  (f)1290 VT Small Cap Value replaced AXA/Pacific Global Small Cap Value due to a fund merger on May 19, 2017.
  (g)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.
  (h)Units were made available on May 19, 2017.
  (i)Charter/SM /Moderate replaced Charter/SM /International Moderate due to a fund merger on May 19, 2017.
  (j)EQ/PIMCO Global Real Return replaced Charter/SM /Real Assets due to a fund merger on May 19, 2017.

                                    FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2018

8. Financial Highlights (Concluded)

  (k)Units were made available on October 22, 2018.
  (l)EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a fund substitution on October 22, 2018.
  (m)EQ/Fidelity Institutional AM/SM /Large Cap replaced Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio due to a fund substitution on October 22, 2018.
  (n)EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a fund substitution on October 22, 2018.
  (o)EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a fund substitution on October 22, 2018.
  (p)EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a fund substitution on October 22, 2018.
  (q)EQ/Ivy Energy replaced IVY VIP Energy due to a fund substitution on October 22, 2018.
  (r)EQ/Ivy Mid Cap Growth replaced IVY VIP Mid Cap Growth due to a fund substitution on October 22, 2018.
  (s)EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a fund substitution on October 22, 2018.
  (t)EQ/MFS International Value replaced MFS(R)/ /International Value Portfolio due to a fund substitution on October 22, 2018.
  (u)EQ/MFS Technology replaced MFS(R)/ /Technology Portfolio due to a fund substitution on October 22, 2018.
  (v)EQ/MFS Utility Series replaced MFS(R)/ /Utility Series due to a fund substitution on October 22, 2018.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2018 through April 15, 2019, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-157

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm.......................................................   F-1

Consolidated Financial Statements:
 Consolidated Balance Sheets, as of December 31, 2018 and 2017................................................   F-2
 Consolidated Statements of Income (Loss), for the Years Ended December 31, 2018, 2017 and 2016...............   F-4
 Consolidated Statements of Comprehensive Income (Loss), for the Years Ended December 31, 2018, 2017 and 2016.   F-5
 Consolidated Statements of Equity, for the Years Ended December 31, 2018, 2017 and 2016......................   F-6
 Consolidated Statements of Cash Flows, for the Years Ended December 31, 2018, 2017 and 2016..................   F-7
 Notes to Consolidated Financial Statements
   Note 1 -- Organization.....................................................................................  F-10
   Note 2 -- Significant Accounting Policies..................................................................  F-10
   Note 3 -- Investments......................................................................................  F-26
   Note 4 -- Intangible Assets................................................................................  F-41
   Note 5 -- Closed Block.....................................................................................  F-41
   Note 6 -- DAC and Policyholder Bonus Interest Credits......................................................  F-43
   Note 7 -- Fair Value Disclosures...........................................................................  F-44
   Note 8 -- Insurance Liabilities............................................................................  F-56
   Note 9 -- Revenue Recognition..............................................................................  F-59
   Note 10 -- Reinsurance Agreements..........................................................................  F-59
   Note 11 -- Long-term Debt..................................................................................  F-60
   Note 12 -- Related Party Transactions......................................................................  F-60
   Note 13 -- Employee Benefit Plans..........................................................................  F-64
   Note 14 -- Share-Based and Other Compensation Programs.....................................................  F-64
   Note 15 -- Income Taxes....................................................................................  F-69
   Note 16 -- Accumulated Other Comprehensive Income (Loss)...................................................  F-71
   Note 17 -- Commitments and Contingent Liabilities..........................................................  F-72
   Note 18 -- Insurance Group Statutory Financial Information.................................................  F-74
   Note 19 -- Discontinued Operations.........................................................................  F-75
   Note 20 -- Revision of Prior Period Financial Statements...................................................  F-77
   Note 21 -- Quarterly Results of Operations (Unaudited).....................................................  F-83
   Note 22 -- Subsequent Events...............................................................................  F-99
Audited Consolidated Financial Statement Schedules

 Schedule I -- Summary of Investments -- Other than Investments in Related Parties, as of December 31, 2018... F-100
 Schedule IV -- Reinsurance, as of and for the Years Ended December 31, 2018, 2017 and 2016................... F-101

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying consolidated balance sheets of AXA Equitable Life Insurance Company and its subsidiaries (the Company) as of December 31, 2018 and 2017, and the related consolidated statements of income (loss), comprehensive income (loss), equity and cash flows for each of the three years in the period ended December 31, 2018, including the related notes and financial statement schedules listed in the accompanying index (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 2 to the consolidated financial statements, the Company changed in 2018 the manner in which it accounts for certain income tax effects originally recognized in accumulated other comprehensive income.

BASIS FOR OPINION

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, NY

March 28, 2019

We have served as the Company's auditor since 1993.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2018 AND 2017

                                                             2018       2017
                                                           ---------  ---------
                                                           (IN MILLIONS, EXCEPT
                                                             SHARE AMOUNTS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair value
   (amortized cost of $42,492 and $34,831)................ $  41,915  $  36,358
  Mortgage loans on real estate (net of valuation
   allowance of $7 and $8)................................    11,818     10,935
  Real estate held for production of income...............        52        390
  Policy loans............................................     3,267      3,315
  Other equity investments................................     1,144      1,264
  Trading securities, at fair value.......................    15,166     12,277
  Other invested assets...................................     1,554      1,830
                                                           ---------  ---------
   Total investments......................................    74,916     66,369
Cash and cash equivalents.................................     2,622      2,400
Cash and securities segregated, at fair value.............        --          9
Deferred policy acquisition costs.........................     5,011      4,492
Amounts due from reinsurers...............................     3,124      5,079
Loans to affiliates.......................................       600        703
GMIB reinsurance contract asset, at fair value............     1,991     10,488
Current and deferred income taxes.........................       438         --
Other assets..............................................     2,763      4,018
Assets of disposed subsidiary.............................        --      9,835
Separate Accounts assets..................................   108,487    122,537
                                                           ---------  ---------

TOTAL ASSETS.............................................. $ 199,952  $ 225,930
                                                           =========  =========

LIABILITIES
Policyholders' account balances........................... $  46,403  $  43,805
Future policy benefits and other
  policyholders' liabilities..............................    29,808     29,070
Broker-dealer related payables............................        69        430
Securities sold under agreements to repurchase............       573      1,887
Amounts due to reinsurers.................................       113        134
Long-term debt............................................        --        203
Loans from affiliates.....................................       572         --
Current and deferred income taxes.........................        --      1,550
Other liabilities.........................................     1,460      1,242
Liabilities of disposed subsidiary........................        --      4,954
Separate Accounts liabilities.............................   108,487    122,537
                                                           ---------  ---------
   Total Liabilities...................................... $ 187,485  $ 205,812
                                                           ---------  ---------
Redeemable noncontrolling interest:
  Continuing operations................................... $      39  $      24
  Disposed subsidiary.....................................        --        602
                                                           ---------  ---------
   Redeemable noncontrolling interest..................... $      39  $     626
                                                           ---------  ---------

Commitments and contingent liabilities (Note 17)

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2018 AND 2017
                                  (CONTINUED)

                                                      2018      2017
                                                   ---------  ---------
                                                   (IN MILLIONS, EXCEPT
                                                      SHARE AMOUNTS)
EQUITY
Equity attributable to AXA Equitable:
  Common stock, $1.25 par value; 2,000,000 shares
   authorized, issued and outstanding............. $       2  $       2
  Capital in excess of par value..................     7,807      6,859
  Retained earnings...............................     5,098      8,938
  Accumulated other comprehensive income (loss)...      (491)       598
                                                   ---------  ---------
   Total equity attributable to AXA Equitable.....    12,416     16,397
                                                   ---------  ---------
Noncontrolling interest...........................        12      3,095
                                                   ---------  ---------
   Total Equity...................................    12,428     19,492
                                                   ---------  ---------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $ 199,952  $ 225,930
                                                   =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018       2017       2016
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
REVENUES
Policy charges and fee income...................... $  3,523  $   3,294  $   3,311
Premiums...........................................      862        904        880
Net derivative gains (losses)......................   (1,010)       894     (1,321)
Net investment income (loss).......................    2,478      2,441      2,168
Investment gains (losses), net:
  Total other-than-temporary impairment losses.....      (37)       (13)       (65)
  Other investment gains (losses), net.............       41       (112)        83
                                                    --------  ---------  ---------
   Total investment gains (losses), net............        4       (125)        18
                                                    --------  ---------  ---------
Investment management and service fees.............    1,029      1,007        951
Other income.......................................       65         41         36
                                                    --------  ---------  ---------
   Total revenues..................................    6,951      8,456      6,043
                                                    --------  ---------  ---------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits............................    3,005      3,473      2,771
Interest credited to policyholders'
  account balances.................................    1,002        921        905
Compensation and benefits..........................      422        327        364
Commissions and distribution related payments......      620        628        635
Interest expense...................................       34         23         13
Amortization of deferred policy acquisition costs..      431        900        642
Other operating costs and expenses.................    2,918        635        753
                                                    --------  ---------  ---------
   Total benefits and other deductions.............    8,432      6,907      6,083
                                                    --------  ---------  ---------
Income (loss) from continuing operations, before
  income taxes.....................................   (1,481)     1,549        (40)
Income tax (expense) benefit from
  continuing operations............................      446      1,210        164
                                                    --------  ---------  ---------
Net income (loss) from continuing operations.......   (1,035)     2,759        124
Net income (loss) from discontinued operations,
  net of taxes and noncontrolling interest.........      114         85         66
                                                    --------  ---------  ---------
Net income (loss)..................................     (921)     2,844        190
  Less: net (income) loss attributable to the
   noncontrolling interest.........................        3         (1)        --
                                                    --------  ---------  ---------
Net income (loss) attributable to AXA Equitable.... $   (918) $   2,843  $     190
                                                    ========  =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018      2017     2016
                                                   ---------  --------  ------
                                                          (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)................................. $    (921) $  2,844  $  190
                                                   ---------  --------  ------

Other Comprehensive income (loss) net of income
taxes:
  Change in unrealized gains (losses), net of
   reclassification adjustment....................    (1,230)      625    (233)
  Changes in defined benefit plan related items
   not yet recognized in periodic benefit cost,
   net of reclassification adjustment.............        (4)       (5)     (3)
  Other comprehensive income (loss) from
   discontinued operations........................        --       (18)     17
                                                   ---------  --------  ------
Total other comprehensive income (loss), net of
  income taxes....................................    (1,234)      602    (219)
                                                   ---------  --------  ------

Comprehensive income (loss) attributable to
  AXA Equitable................................... $  (2,155) $  3,446  $  (29)
                                                   =========  ========  ======

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018       2017       2016
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
EQUITY ATTRIBUTABLE TO AXA EQUITABLE:
  COMMON STOCK, AT PAR VALUE, BEGINNING AND END
   OF YEAR........................................ $       2  $       2  $       2
                                                   ---------  ---------  ---------

  Capital in excess of par value, beginning
   of year........................................ $   6,859  $   5,339  $   5,321
  Capital contribution from parent company........        --      1,500         --
  Transfer of deferred tax asset in GMxB Unwind...     1,209         --         --
  Settlement of intercompany payables in
   GMxB Unwind....................................      (297)        --         --
  Other...........................................        36         20         18
                                                   ---------  ---------  ---------
  CAPITAL IN EXCESS OF PAR VALUE, END OF YEAR..... $   7,807  $   6,859  $   5,339
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year............ $   8,938  $   6,095  $   6,955
  Cumulative effect of adoption of revenue
   recognition standard ASC 606...................         8         --         --
  Cumulative effect of adoption of ASU 2018-02,
   RECLASSIFICATION OF CERTAIN TAX EFFECTS
   ATTRIBUTE TO DISPOSED SUBSIDIARY...............       (83)        --         --
  Net income (loss) attributable to AXA Equitable.      (918)     2,843        190
  Dividend to parent company......................    (1,672)        --     (1,050)
  Distribution of disposed subsidiary.............    (1,175)        --         --
                                                   ---------  ---------  ---------
  RETAINED EARNINGS, END OF YEAR.................. $   5,098  $   8,938  $   6,095
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income (loss),
   beginning of year.............................. $     598  $      (4) $     215
  Cumulative effect of adoption of ASU 2018-02,
   RECLASSIFICATION OF CERTAIN TAX EFFECTS........        83         --         --
  Other comprehensive income (loss)...............    (1,234)       602       (219)
  Transfer of accumulated other comprehensive
   income to discontinued operations..............        62         --         --
                                                   ---------  ---------  ---------
  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS),
   END OF YEAR....................................      (491)       598         (4)
                                                   ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR...... $  12,416  $  16,397  $  11,432
                                                   ---------  ---------  ---------

EQUITY ATTRIBUTABLE TO THE NONCONTROLLING INTEREST
  Noncontrolling interest, continuing operations,
   beginning of year.............................. $      19  $      --  $      --
  Net earnings (loss) attributable to
   noncontrolling interest........................         1         --         --
  Net earnings (loss) attributable to redeemable
   noncontrolling interests.......................         2         (1)        --
  Consolidation of real estate joint ventures.....        --         19         --
  Deconsolidation of real estate joint ventures...        (8)        --         --
  Reclassification of net earnings (loss)
   attributable to redeemable
   noncontrolling interests.......................        (2)         1         --
                                                   ---------  ---------  ---------
  NONCONTROLLING INTEREST, CONTINUING OPERATIONS,
   END OF YEAR.................................... $      12  $      19  $      --
                                                   ---------  ---------  ---------

  Noncontrolling interest, discontinued
   operations, beginning of year.................. $   3,076  $   3,096  $   3,059
  Repurchase of AB Holding Units..................        --       (158)      (168)
  Net earnings (loss) attributable to
   noncontrolling interest........................        --        485        491
  Dividends paid to noncontrolling interest.......        --       (457)      (384)
  Transfer of AB Holding Units....................    (3,076)        --         --
  Other changes in noncontrolling interest........        --        110         98
                                                   ---------  ---------  ---------
  NONCONTROLLING INTEREST, DISCONTINUED
   OPERATIONS, END OF YEAR........................ $      --  $   3,076  $   3,096
                                                   ---------  ---------  ---------

EQUITY ATTRIBUTABLE TO THE NONCONTROLLING INTEREST $      12  $   3,095  $   3,096
                                                   ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR......................... $  12,428  $  19,492  $  14,528
                                                   =========  =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                       2018        2017        2016
                                                    ----------  ----------  ---------
                                                              (IN MILLIONS)
NET INCOME (LOSS)/(1)/............................. $     (358) $    3,377  $     686
Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
  Interest credited to policyholders'
   account balances................................      1,002         921        905
  Policy charges and fee income....................     (3,523)     (3,294)    (3,311)
  Net derivative (gains) losses....................      1,010        (870)     1,337
  Investment (gains) losses, net...................         (3)        125        (16)
  Realized and unrealized (gains) losses on
   trading securities..............................        221        (166)        41
  Non-cash long-term incentive compensation
   expense/(2)/....................................        218         185        152
  Amortization of deferred cost of
   reinsurance asset...............................      1,882         (84)       159
  Amortization and depreciation/(2)/...............        340         825        614
  Cash received on the recapture of
   captive reinsurance.............................      1,273          --         --
  Equity (income) loss from limited partnerships...       (120)       (157)       (91)
  Changes in:
   Net broker-dealer and customer related
     receivables/payables..........................        838        (278)       608
   Reinsurance recoverable/(2)/....................       (390)     (1,018)      (304)
   Segregated cash and securities, net.............       (345)        130       (381)
   Capitalization of deferred policy acquisition
     costs/(2)/....................................       (597)       (578)      (594)
   Future policy benefits..........................       (284)      1,189        431
   Current and deferred income taxes...............       (556)     (1,174)      (753)
   Other, net/(2)/.................................        810         486         56
                                                    ----------  ----------  ---------

Net cash provided by (used in)
  operating activities............................. $    1,418  $     (381) $    (461)
                                                    ----------  ----------  ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available-for-sale............ $    8,935  $    9,738  $   7,154
   Mortgage loans on real estate...................        768         934        676
   Trading account securities......................      9,298       9,125      6,271
   Real estate joint ventures......................        139          --         --
   Short-term investments/(2)/.....................      2,315       2,204      2,984
   Other...........................................        190         228         32
  Payment for the purchase/origination of:
   Fixed maturities, available-for-sale............    (11,110)    (12,465)    (7,873)
   Mortgage loans on real estate...................     (1,642)     (2,108)    (3,261)
   Trading account securities......................    (11,404)    (12,667)    (8,691)
   Short-term investments/(2)/.....................     (1,852)     (2,456)    (3,187)
   Other...........................................       (170)       (280)      (250)
  Cash settlements related to
   derivative instruments..........................        805      (1,259)       102
  Repayments of loans to affiliates................        900          --        384
  Investment in capitalized software, leasehold
   improvements and EDP equipment..................       (115)       (100)       (85)
  Purchase of business, net of cash acquired.......         --        (130)       (21)
  Issuance of loans to affiliates..................     (1,100)         --         --
  Cash disposed due to distribution of
   disposed subsidiary.............................       (672)         --         --
  Other, net/(2)/..................................        (91)        322        407
                                                    ----------  ----------  ---------

Net cash provided by (used in)
  investing activities............................. $   (4,806) $   (8,914) $  (5,358)
                                                    ----------  ----------  ---------

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                  (CONTINUED)

                                                      2018      2017      2016
                                                    --------  --------  --------
                                                            (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits........................................ $  9,365  $  9,334  $  9,746
   Withdrawals.....................................   (4,496)   (3,926)   (2,874)
   Transfer (to) from Separate Accounts............    1,809     1,566     1,202
  Change in short-term financings..................      (26)       53       (69)
  Change in collateralized pledged assets..........        1       710      (677)
  Change in collateralized pledged liabilities.....     (291)    1,108       125
  (Decrease) increase in overdrafts payable........        3        63       (85)
  Additional loans from affiliates.................      572        --        --
  Shareholder dividends paid.......................   (1,672)       --    (1,050)
  Repurchase of AB Holding Units...................     (267)     (220)     (236)
  Purchases (redemptions) of noncontrolling
   interests of consolidated company-sponsored
   investment funds................................     (472)      120      (137)
  Distribution to noncontrolling interest of
   consolidated subsidiaries.......................     (610)     (457)     (385)
  Increase (decrease) in securities sold under
   agreement to repurchase.........................   (1,314)     (109)      104
  (Increase) decrease in securities purchased
   under agreement to resell.......................       --        --        79
  Capital contribution from parent company.........       --     1,500        --
  Other, net.......................................       11       (10)        8
                                                    --------  --------  --------

Net cash provided by (used in)
  financing activities............................. $  2,613  $  9,732  $  5,751
                                                    --------  --------  --------

Effect of exchange rate changes on cash and
  cash equivalents.................................      (12)       22       (10)
                                                    --------  --------  --------

Change in cash and cash equivalents................     (787)      459       (78)
Cash and cash equivalents, beginning of year.......    3,409     2,950     3,028
                                                    --------  --------  --------

Cash and cash equivalents, end of year............. $  2,622  $  3,409  $  2,950
                                                    ========  ========  ========

Cash and cash equivalents of disposed subsidiary:
  Beginning of year................................ $  1,009  $  1,006  $    561
                                                    ========  ========  ========
  End of year...................................... $     --  $  1,009  $  1,006
                                                    ========  ========  ========

Cash and cash equivalents of continuing operations
  Beginning of year................................ $  2,400  $  1,944  $  2,467
                                                    ========  ========  ========
  End of year...................................... $  2,622  $  2,400  $  1,944
                                                    ========  ========  ========

SUPPLEMENTAL CASH FLOW INFORMATION:
  Interest paid.................................... $     --  $     (8) $    (11)
                                                    ========  ========  ========
  Income taxes (refunded) paid..................... $     (8) $    (33) $    613
                                                    ========  ========  ========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                  (CONTINUED)

                                                     2018     2017   2016
                                                   --------  -----  ------
                                                        (IN MILLIONS)

CASH FLOWS OF DISPOSED SUBSIDIARY:
  Net cash provided by (used in)
   operating activities........................... $  1,137  $ 715  $1,041
  Net cash provided by (used in)
   investing activities...........................     (102)  (297)    323
  Net cash provided by (used in)
   financing activities...........................   (1,360)  (437)   (909)
  Effect of exchange rate changes on cash and
   cash equivalents...............................      (12)    22     (10)

NON-CASH TRANSACTIONS:
Continuing operations
  (Settlement) issuance of long-term debt......... $   (202) $ 202  $   --
                                                   ========  =====  ======
  Transfer of assets to reinsurer................. $   (604) $  --  $   --
                                                   ========  =====  ======
  Repayments of loans from affiliates............. $    300  $  --  $   --
                                                   ========  =====  ======
Discontinued operations
  Fair value of assets acquired................... $     --  $  --  $   34
                                                   ========  =====  ======
  Fair value of liabilities assumed............... $     --  $  --  $    1
                                                   ========  =====  ======
  Payables recorded under contingent
   payment arrangements........................... $     --  $  --  $   12
                                                   ========  =====  ======

Disposal of subsidiary
  Assets disposed................................. $  9,156  $  --  $   --
  Liabilities disposed............................    4,914     --      --
                                                   --------  -----  ------
  Net assets disposed.............................    4,242     --      --
  Cash disposed...................................      672     --      --
                                                   --------  -----  ------
  Net non-cash disposed........................... $  3,570  $  --  $   --
                                                   ========  =====  ======

-----------
/(1)/Net income (loss) includes $564 million, $533 million and $496 million in 2018, 2017 and 2016, respectively, of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income
     (Loss).
/(2)/Prior period amounts have been reclassified to conform to current period presentation. See Note 20 for further information.

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   Consolidation

   AXA Equitable Life Insurance Company's ("AXA Equitable" and, collectively with its consolidated subsidiaries, the "Company") primary business is providing life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of AXA Equitable Holdings, Inc. ("Holdings"). Prior to the closing of the initial public offering of shares of Holdings' common stock on May 14, 2018 (the "IPO"), Holdings was a wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in life, property and casualty, and health insurance and asset management. As of December 31, 2018, AXA owns approximately 59% of the outstanding common stock of Holdings.

   In March 2018, AXA contributed its 0.5% minority interest in AXA Financial, Inc. ("AXA Financial") to Holdings, increasing Holdings' ownership of AXA Financial to 100%. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity (the "AXA Financial Merger"). As a result of the AXA Financial Merger, Holdings assumed all of AXA Financial's liabilities, including two assumption agreements under which it legally assumed primary liability for certain employee benefit plans of AXA Equitable Life and various guarantees for its subsidiaries.

   The accompanying consolidated financial statements represent the consolidated results and financial position of AXA Equitable and not the consolidated results and financial position of Holdings.

   Discontinued Operations

   In the fourth quarter of 2018, the Company transferred its economic interest in the business of AllianceBernstein Holding L.P. ("AB Holding"), AllianceBernstein L.P. ("ABLP") and their subsidiaries (collectively, "AB") to a newly created wholly-owned subsidiary of Holdings (the "AB Business Transfer"). The results of AB are reflected in the Company's consolidated financial statements as a discontinued operation and, therefore, are presented as Assets of disposed subsidiary, Liabilities of disposed subsidiary on the consolidated balance sheets and Net income (loss) from discontinued operations, net of taxes, on the consolidated statements of income (loss). Intercompany transactions between the Company and AB prior to the AB Business Transfer have been eliminated. Ongoing service transactions will be reported as related party transactions going forward. See Note 19 for information on discontinued operations and transactions with AB.

   As a result of the AB Business Transfer, we have reassessed the Company's segment structure and concluded that the Company operates as a single reportable segment as information on a more segmented basis is not evaluated by the Chief Operating Decision Maker and as such there is only a single reporting segment.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

   The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2018", "2017" and "2016" refer to the years ended December 31, 2018, 2017 and 2016, respectively.

   Adoption of New Accounting Pronouncements

                                                     EFFECT ON THE FINANCIAL STATEMENT OR OTHER SIGNIFICANT
                DESCRIPTION                                                 MATTERS
-------------------------------------------------------------------------------------------------------------------
ASU 2014-09: REVENUE FROM CONTRACTS WITH CUSTOMERS (TOPIC 606)
-------------------------------------------------------------------------------------------------------------------
This ASU contains new guidance that           On January 1, 2018, the Company adopted the new revenue
clarifies the principles for recognizing      recognition guidance on a modified retrospective basis. The impact
revenue arising from contracts with           of the adoption of the new revenue recognition guidance related
customers and develops a common revenue       to the disposed subsidiary resulted in an opening retained earnings
standard for U.S. GAAP.                       adjustment to the Company of $8 million. Adoption did not
                                              change the amounts or timing of the Company's revenue
                                              recognition for investment management and advisory fees related to continuing operations.
-------------------------------------------------------------------------------------------------------------------
ASU 2016-01: FINANCIAL INSTRUMENTS -- OVERALL (SUBTOPIC 825-10)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance related to     On January 1, 2018, the Company adopted the new recognition the recognition and measurement of financial  requirements on a modified retrospective basis for changes in the
assets and financial liabilities. The new     fair value of AFS equity securities, resulting in no material
guidance primarily affects the accounting     reclassification adjustment from AOCI to opening retained
for equity investments, financial             earnings for the net unrealized gains, net of tax, related to liabilities under the fair value option, and  approximately $13 million of common stock securities and presentation and disclosure requirements for  eliminated their designation as AFS equity securities. The Company
financial instruments. The FASB also          does not currently report any of its financial liabilities under the
clarified guidance related to the valuation   fair value option.
allowance assessment when recognizing
deferred tax assets resulting from
unrealized losses on AFS debt securities.
The new guidance requires equity investments
in unconsolidated entities, except those
accounted for under the equity method, to be
measured at fair value through earnings,
thereby eliminating the AFS classification
for equity securities with readily
determinable fair values for which changes
in fair value currently were reported
in AOCI.
-------------------------------------------------------------------------------------------------------------------
ASU 2016-15: STATEMENT OF CASH FLOWS (TOPIC 230)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance to simplify    Adoption of this guidance on January 1, 2018, did not have a
elements of cash flow classification. The     material impact on the Company's consolidated financial statements.
new guidance is intended to reduce diversity
in practice in how certain transactions are
classified in the statement of cash flows.
The new guidance requires application of a
retrospective transition method.
-------------------------------------------------------------------------------------------------------------------
ASU 2017-07: COMPENSATION -- RETIREMENT BENEFITS (TOPIC 715)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance on the         On January 1, 2018, the Company adopted the change in the
presentation of net periodic pension and      income statement presentation utilizing the practical expedient for
post-retirement benefit costs that requires   determining the historical components of net benefit costs,
retrospective disaggregation of the service   resulting in no material impact to the consolidated financial
cost component from the other components of   statements. In addition, no changes to the Company's
net benefit costs on the income statement.    capitalization policies with respect to benefit costs resulted from the adoption of the new guidance.
-------------------------------------------------------------------------------------------------------------------
ASU 2017-09: COMPENSATION -- STOCK COMPENSATION (TOPIC 718)
-------------------------------------------------------------------------------------------------------------------
This ASU provides clarity and reduces both    Adoption of this amendment on January 1, 2018 did not have a
1) diversity in practice and 2) cost and      material impact on the Company's consolidated financial statements.
complexity when applying guidance in Topic
718, Compensation -- Stock Compensation, to
a change to the terms or conditions of a
share-based payment award.
-------------------------------------------------------------------------------------------------------------------

                                                    EFFECT ON THE FINANCIAL STATEMENT OR OTHER SIGNIFICANT
                DESCRIPTION                                                 MATTERS
------------------------------------------------------------------------------------------------------------------
ASU 2018-02: INCOME STATEMENT -- REPORTING COMPREHENSIVE INCOME
------------------------------------------------------------------------------------------------------------------
This ASU contains new guidance that permits   The company early adopted the ASU effective October 1, 2018 and
entities to reclassify to retained earnings   recognized the impact in the period of adoption. As a result, the
tax effects "stranded" in AOCI resulting      company reclassified stranded effects resulting from the Tax Act of
from the change in federal tax rate enacted   2017 by decreasing AOCI and increasing retained earnings by
by the Tax Cuts and Jobs Act (the "Tax        $83 million.
Reform Act") on December 22, 2017. If
elected, the stranded tax effects for all
items must be reclassified in AOCI,
including, but not limited to, AFS
securities and employee benefits.
------------------------------------------------------------------------------------------------------------------
ASU 2018-14: COMPENSATION -- RETIREMENT BENEFITS -- DEFINED BENEFIT PLANS -- GENERAL (SUBTOPIC 715-20)
------------------------------------------------------------------------------------------------------------------
This ASU improves the effectiveness of        Effective for the year ended December 31, 2018 the Company disclosures related to defined benefit plans  early adopted new guidance that amends the disclosure guidance
in the notes to the financial statements.     for employee benefit plans, applied on a retrospective basis to all
The amendments in this ASU remove             periods presented. See Note 13 for additional information
disclosures that are no longer considered     regarding the Company's employee benefit plans.
cost beneficial, clarify the specific
requirements of disclosures, and add new,
relevant disclosure requirements.

   Future Adoption of New Accounting Pronouncements

                                                                        EFFECT ON THE FINANCIAL
                                                                          STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION      SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------
ASU 2018-17: CONSOLIDATION (TOPIC 810): TARGETED IMPROVEMENTS TO RELATED PARTY GUIDANCE FOR
VARIABLE INTEREST ENTITIES
---------------------------------------------------------------------------------------------------
This ASU provides guidance             Effective for fiscal years    Management currently is
requiring that indirect                beginning after December 15,  evaluating the impact that
interests held through                 2019, and interim periods     adoption of this guidance
related parties in common              within those fiscal years.    will have on the Company's
control arrangements be                Early adoption is permitted.  consolidated financial
considered on a proportional           All entities are required to  statements and
basis for determining whether          apply the amendments in this  related disclosures.
fees paid to decision makers           update retrospectively with a
and service providers are              cumulative-effect adjustment
variable interests.                    to retained earnings at the
                                       beginning of the earliest
                                       period presented.
---------------------------------------------------------------------------------------------------
ASU 2018-13: FAIR VALUE MEASUREMENT (TOPIC 820)
---------------------------------------------------------------------------------------------------
This ASU improves the                  Effective for fiscal years    Management currently is
effectiveness of fair value            beginning after December 15,  evaluating the impact of the
disclosures in the notes to            2019. Early adoption is       guidance on the Company's
financial statements.                  permitted, with the option to financial statement
Amendments in this ASU impact          early adopt amendments to     disclosures but has concluded
the disclosure requirements            remove or modify disclosures, that this guidance will not
in Topic 820, including the            with full adoption of         impact the Company's
removal, modification and              additional disclosure         consolidated financial
addition to existing                   requirements delayed until    position or results
disclosure requirements.               the stated effective date.    of operations.
                                       Amendments on changes in
                                       unrealized gains and losses,
                                       the range and weighted
                                       average of significant
                                       unobservable inputs used to
                                       develop Level 3 fair value
                                       measurements, and the
                                       narrative description of
                                       measurement uncertainty
                                       should be applied
                                       prospectively. All other
                                       amendments should be
                                       applied retrospectively.
---------------------------------------------------------------------------------------------------

                                                                        EFFECT ON THE FINANCIAL
                                                                          STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION      SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------
ASU 2018-12: FINANCIAL SERVICES -- INSURANCE (TOPIC 944)
---------------------------------------------------------------------------------------------------
This ASU provides targeted             Effective date for public     Management currently is
improvements to existing               business entities for fiscal  evaluating the impact that
recognition, measurement,              years and interim periods     adoption of this guidance
presentation, and disclosure           with those fiscal years,      will have on the Company's
requirements for                       beginning after December 31,  consolidated financial
long-duration contracts                2020. Early adoption          statements and related
issued by an insurance                 is permitted.                 disclosures. The Company has
entity. The ASU primarily                                            formed a project
impacts four key                       For the liability for future  implementation team to work
areas, including:                      policyholder benefits for     on compiling all significant
                                       traditional and limited       information needed to assess
Measurement of the liability           payment contracts, companies  the impact of the new
for future policy benefits             can elect one of two adoption guidance, including changes
for traditional and limited            methods. Companies can either to system requirements and
payment contracts. The ASU             elect a modified              internal controls. The
requires companies to review,          retrospective transition      Company expects adoption of
and if necessary update, cash          method applied to contracts   the ASU will have a
flow assumptions at least              in force as of the beginning  significant impact on its
annually for                           of the earliest period        consolidated financial
non-participating traditional          presented on the basis of     condition, results of
and limited-payment insurance          their existing carrying       operations, cash flows and
contracts. Interest rates              amounts, adjusted for the     required disclosures, as well
used to discount the                   removal of any related        as processes and controls.
liability will need to be              amounts in AOCI or a full
updated quarterly using an             retrospective transition
upper medium grade (low                method using actual
credit risk) fixed-income              historical experience
instrument yield.                      information as of contract
                                       inception. The same adoption
Measurement of market risk             method must be used for
benefits ("MRBs"). MRBs, as            deferred acquisition costs.
defined under the ASU, will
encompass certain GMxB                 For MRBs, the ASU should be
features associated with               applied retrospectively as of
variable annuity products and          the earliest period presented
other general account                  by a retrospective
annuities with other than              application to all prior
nominal market risk. The ASU           periods.
requires MRBs to be measured
at fair value with changes in          For deferred acquisition
value attributable to changes          costs, companies can elect
in instrument-specific credit          one of two adoption
risk recognized in OCI.                methods. Companies can either
                                       elect a modified
Amortization of deferred               retrospective transition
acquisition costs. The ASU             method applied to contracts
simplifies the amortization            in force as of the beginning
of deferred acquisition costs          of the earliest period
and other balances amortized           presented on the basis of
in proportion to premiums,             their existing carrying
gross profits, or gross                amounts, adjusted for the
margins, requiring such                removal of any related
balances to be amortized on a          amounts in AOCI or a full
constant level basis over the          retrospective transition
expected term of the                   method using actual
contracts. Deferred costs              historical experience
will be required to be                 information as of contract
written off for unexpected             inception. The same adoption
contract terminations but              method must be used for the
will not be subject to                 liability for future
impairment testing.                    policyholder benefits for
                                       traditional and limited
Expanded footnote                      payment contracts.
disclosures. The ASU requires
additional disclosures
including disaggregated
rollforwards of beginning to
ending balances of the
liability for future policy
benefits, policyholder
account balances, MRBs,
separate account liabilities
and deferred acquisition
costs. Companies will also be
required to disclose
information about significant
inputs, judgements,
assumptions and methods used
in measurement.
---------------------------------------------------------------------------------------------------


                                                                     EFFECT ON THE FINANCIAL STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION            SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------------------
ASU 2018-07: COMPENSATION -- STOCK COMPENSATION (TOPIC 718)
---------------------------------------------------------------------------------------------------------------
This ASU contains new                  Effective for public business              The Company has granted
guidance that largely aligns           entities for fiscal years                  share-based payment awards
the accounting for                     beginning after December 15,               only to employees as defined
share-based payment awards             2018, including interim                    by accounting guidance and
issued to employees and                periods, with early                        does not expect this guidance
non-employees.                         adoption permitted.                        will have a material impact
                                                                                  on its consolidated
                                                                                  financial statements.
---------------------------------------------------------------------------------------------------------------
ASU 2017-12: DERIVATIVES AND HEDGING (TOPIC 815)
---------------------------------------------------------------------------------------------------------------
The amendments in this ASU             Effective for fiscal years                 Management does not expect
better align an entity's risk          beginning after December 15,               this guidance will have a
management activities and              2018 and interim periods                   material impact on the
financial reporting for                within those fiscal years,                 Company's consolidated
hedging relationships through          with early adoption                        financial statements.
changes to both the                    permitted. The effect of
designation and measurement            adoption should be reflected
guidance for qualifying                as of the beginning of the
hedging relationships and the          fiscal year of adoption.
presentation of hedge results.
---------------------------------------------------------------------------------------------------------------
ASU 2017-08: RECEIVABLES -- NONREFUNDABLE FEES AND OTHER COSTS (SUBTOPIC 310-20)
---------------------------------------------------------------------------------------------------------------
This ASU requires certain              Effective for interim and                  Management does not expect
premiums on callable debt              annual periods beginning                   this guidance will have a
securities to be amortized to          after December 15, 2018, with              material impact on the
the earliest call date and is          early adoption permitted and               Company's consolidated
intended to better align               is to be applied on a                      financial statements.
interest income recognition            modified retrospective basis.
with the manner in which
market participants price
these instruments.
---------------------------------------------------------------------------------------------------------------
ASU 2016-13: FINANCIAL INSTRUMENTS -- CREDIT LOSSES (TOPIC 326)
---------------------------------------------------------------------------------------------------------------
This ASU contains new                  Effective for fiscal years                 Management currently is
guidance which introduces an           beginning after December 15,               evaluating the impact that
approach based on expected             2019, including interim                    adoption of this guidance
losses to estimate credit              periods within those fiscal                will have on the Company's
losses on certain types of             years. Early adoption is                   consolidated financial
financial instruments. It              permitted for fiscal years                 statements. Although early
also modifies the impairment           beginning after December 15,               adoption is permitted, the
model for available-for-sale           2018, including interim                    Company expects to adopt ASU
debt securities and provides           periods within those fiscal                2016-13 when it becomes
for a simplified accounting            years. These amendments                    effective for the Company on
model for purchased financial          should be applied through a                January 1, 2020.
assets with credit                     cumulative-effect adjustment
deterioration since                    to retained earnings as of
their origination.                     the beginning of the first
                                       reporting period in which the
                                       guidance is effective.
---------------------------------------------------------------------------------------------------------------
ASU 2016-02: LEASES (TOPIC 842)
---------------------------------------------------------------------------------------------------------------
This ASU contains revised              Effective for fiscal years                 The Company adopted ASU
guidance to lease accounting           beginning after December 15,               2016-02, as well as other
that will require lessees to           2018, including interim                    related clarifications and
recognize on the balance               periods within those fiscal                interpretive guidance issued
sheet a "right-of-use" asset           years, for public business                 by the FASB effective
and a lease liability for              entities. Early application                January 1, 2019. The Company
virtually all lease                    is permitted. Lessees and                  has identified its
arrangements, including those          lessors are required to apply              significant existing leases,
embedded in other contracts.           a modified retrospective                   which primarily include real
Lessor accounting will remain          transition approach, which                 estate leases for office
substantially unchanged from           includes optional practical                space, that will be impacted
the current model but has              expedients that entities may               by the new guidance. The
been updated to align with             elect to apply. In July 2018,              Company's adoption of this
certain changes made to the            the FASB issued ASU 2018-11                guidance is expected to
lessee model.                          which allows for an                        result in a material impact
                                       additional transition method.              on the consolidated balance
                                       The Company will adopt the                 sheets, however it will not
                                       standard utilizing the                     have a material impact on the
                                       additional transition method,              Consolidated Statement of
                                       which allows entities to                   Income (Loss). The Company's
                                       initially apply the new                    adoption of this guidance
                                       leases standard at the                     will result in the
                                       adoption date.                             recognition, as of January 1,
                                                                                  2019, of additional right of
                                                                                  use (RoU) operating lease
                                                                                  assets ranging from
                                                                                  $300 million to $400 million
                                                                                  and operating lease
                                                                                  liabilities ranging from
                                                                                  $400 million to $500 million,
                                                                                  respectively.
                                                                                  The adoption of this standard
                                                                                  will not have a significant
                                                                                  impact on opening
                                                                                  retained earnings.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in other comprehensive income ("OCI"), net of policy related amounts and deferred income taxes. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income is stated at depreciated cost less valuation allowances.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the statements of Net income (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2018, 2017 and 2016 the carrying value of COLI was $873 million, $911 million and $892 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities". The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Net derivative gains (losses)" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Securities Repurchase and Reverse Repurchase Agreements

   Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company's securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company's securities repurchase arrangements are reported in the consolidated statements of income (loss) as "Net investment income" and the associated borrowing cost is reported as "Interest expense." The Company has not actively engaged in securities reverse repurchase transactions.

   Commercial and Agricultural Mortgage Loans on Real Estate

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy or words or actions that indicate imminent default or abandonment of property.

      . Payment status (current vs. delinquent) -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading and equity securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block's policyholders' dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Note 7 for additional information regarding determining the fair value of financial instruments.

   Recognition of Insurance Income and Related Expenses

   Deposits related to universal life ("UL") and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC is amortized to Amortization of deferred policy acquisition costs of the accrual of imputed interest on DAC balances. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   AMORTIZATION POLICY

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a Reversion to the Mean ("RTM") approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2018, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% ((2.3)% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2018, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.7% grading to 4.3% over six years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings
   (loss) in the period such deficiency occurs.

   For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the

   Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as Premiums ceded (assumed); and Amounts due from reinsurers (Amounts due to reinsurers) are established.

   Amounts currently recoverable under reinsurance agreements are included in Amounts due from reinsurers and amounts currently payable are included in Amounts due to reinsurers. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   Premiums, Policy charges and fee income and Policyholders' benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in Net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

   For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   Policyholder Bonus Interest Credits

   Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders' account balances in the consolidated statements of income (loss).

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

   For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.5% to 6.3% (weighted average of 5.0%) for approximately 99.2% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.8%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are also reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and/or contain a guaranteed minimum living benefit ("GMLB," and together with GMDB, the "GMxB features") which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit ("GMIB") base. The Company previously issued certain variable annuity products with and guaranteed income benefit ("GIB") features, guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features. The Company has also assumed reinsurance for products with GMxB features.

   Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   Products that have a GMIB feature with a no-lapse guarantee rider ("GMIBNLG"), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively "GMxB derivative features") are considered either freestanding or embedded derivatives and discussed below under ("Embedded and Freestanding Insurance Derivatives").

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves have been recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years. This pattern of profits followed by losses is exhibited in our VISL business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these Profits Followed by Losses ("PFBL") using a dynamic approach that changes over time as the projection of future losses change.

   Embedded and Freestanding Insurance Derivatives

   Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

   Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities' fair values reflect the present value of reinsurance premiums and recoveries and risk margins over a range of market-consistent economic scenarios.

   Changes in the fair value of embedded and freestanding derivatives are reported in Net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in Future policyholders' benefits and other policyholders' liabilities and embedded derivatives in ceded reinsurance contracts are reported in the GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

   Embedded and freestanding insurance derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent "excess" fees and are reported in Policy charges and fee income.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

   Separate Accounts

   Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings
   (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss). For 2018, 2017 and 2016, investment results of such Separate Accounts were losses of $7.2 billion, and gains of $16.7 billion and $8.2 billion, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other trading in the consolidated balance sheets.

   Broker-Dealer Revenues, Receivables and Payables

   AXA Advisors and certain of the Company's other subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in Other income in the Company's consolidated statement of income
   (loss).

   Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software's useful life such that acceleration of amortization over a shorter period than initially determined would be required.

   Long-Term Debt

   Liabilities for long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within Interest expense in the consolidated statements of income (loss). See Note 11 for additional information regarding long-term debt.

   Income Taxes

   The Company and certain of its consolidated subsidiaries and affiliates file a consolidated federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   Recognition of Investment Management and Service Fees and Related Expenses

   INVESTMENT MANAGEMENT, ADVISORY AND SERVICE FEES

   Reported as Investment management and service fees in the Company's consolidated statements of income (loss) are investment management and administrative service fees earned by AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") as well as certain asset-based fees associated with insurance contracts.

   AXA Equitable FMG provides investment management and administrative services, such as fund accounting and compliance services, to AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT") and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the "Other AXA Trusts"). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of assets under management ("AUM"), are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

   Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in Other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

   DISTRIBUTION SERVICES

   Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and VIP Trust shares to separate accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

   Most open-end management investment companies, such as U.S. funds and the EQAT and VIP Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares ("12b-1 Fees"). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

   The Company records 12b-1 fees monthly based upon a percentage of the net asset value ("NAV") of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

   OTHER REVENUES

   Also reported as Investment management and service fees in the Company's consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

   OTHER INCOME

   Revenues from contracts with customers reported as Other Income in the Company's consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company's subsidiary broker-dealer operations and sales commissions from the Company's general agent for the distribution of non-affiliate insurers' life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

   Discontinued Operations

   The results of operations of a component of the Company that has been disposed of are reported in discontinued operations if certain criteria are met; such as if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. The results of AB are reflected in the Company's consolidated financial statements as discontinued operations and, therefore, are presented as assets and liabilities of disposed subsidiary on the consolidated balance sheets and net income (loss) from discontinued operations, net of taxes and noncontrolling interest on the consolidated statements of income
   (loss). Intercompany transactions between the Company and AB prior to the disposal have been eliminated. See Note 19 for information on discontinued operations and transactions with AB.

   Assumption Updates and Model Changes

   In 2018, the Company began conducting its annual review of our assumptions and models during the third quarter, consistent with industry practice. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and deferred sales inducement assets ("DSI"). As a result of this review, some assumptions were updated, resulting in increases and decreases in the carrying values of these product liabilities and assets.

   The net impact of assumption changes in the third quarter of 2018 decreased Policy charges and fee income by $12 million, decreased Policyholders' benefits by $684 million, increased Net derivative losses by $1.1 billion, and decreased the Amortization of DAC by $165 million. This resulted in a decrease in the third quarter of 2018 in Income (loss) from operations, before income taxes of $228 million and decreased Net income (loss) by approximately $187 million.

   In 2017, the Company made several assumption updates and model changes, including the following: (1) updated the expectation of long-term Separate Accounts volatility used in estimating policyholders' benefits for variable annuities with GMDB and GMIB guarantees and variable universal life contracts with secondary guarantees; (2) updated the estimated duration used to calculate policyholders' benefits for variable annuities with GMDB and GMIB guarantees and the period over which DAC is amortized; (3) updated policyholder behavior assumptions based on emerging experience, including expectations of long-term lapse and partial withdrawal rates for variable annuities with GMxB features; (4) updated premium funding assumptions for certain universal life and variable universal life products with secondary guarantees; (5) completed its periodic review and updated its long-term mortality assumption for universal, variable universal and traditional life products; (6) updated the assumption for long-term General Account spread and yield assumptions in the DAC amortization and loss recognition testing calculations for universal life, variable universal life and deferred annuity business lines; (7) updated our maintenance expense assumption for universal life and variable universal life products; and (8) implemented other actuarial assumption updates and model changes, resulting in the full release of the reserve. The net impact of assumption changes in 2017 increased Policyholders' benefits by $23 million, decreased the Amortization of DAC by $247 million, decreased Policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIBNLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves;
   (3) updated its mortality assumption for certain variable interest-sensitive life ("VISL") products as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields. The net impact of assumption updates and model changes in 2016 decreased Policyholders' benefits by $135 million, increased the Amortization of DAC by $193 million, increased Policy charges and fee income by $35 million, decreased Income (loss) from operations, before income taxes by $23 million and decreased Net income by approximately $15 million.

   Revision of Prior Year Financial Statements

   During the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's consolidated statements of cash flows. The Company has determined that these mis-classifications were not material to the financial statements of any period. However, in order to improve the consistency and comparability of the financial statements, management revised the consolidated statements of cash flows for the year ended December 31, 2017. See Note 21 for further information.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company changed the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification.

   The reclassification adjustments for the years ended December 31, 2017 and 2016 are presented in the table below. Capitalization of DAC reclassified to Compensation and benefits, Commissions and distribution plan payments, and Other operating costs and expenses reduced the amounts previously reported in those expense line items, while the capitalization of DAC reclassified from the Amortization of deferred policy acquisition costs line item increases that expense line item.

                                                          Years Ended December 31,
                                                        ----------------------------
                                                             2017           2016
                                                        --------------- ------------
                                                               (in millions)
REDUCTIONS TO EXPENSE LINE ITEMS:
  Compensation and benefits............................ $           128 $        128
  Commissions and distribution plan payments...........             443          460
  Other operating costs and expenses...................               7            6
                                                        --------------- ------------
   Total reductions.................................... $           578 $        594
                                                        =============== ============
INCREASE TO EXPENSE LINE ITEM:
                                                        --------------- ------------
  Amortization of deferred policy acquisition costs.... $           578 $        594
                                                        =============== ============

3) INVESTMENTS

   Fixed Maturities

   The following tables provide information relating to fixed maturities classified as AFS. As a result of the adoption of "Financial
   Instruments -- Recognition and Measurement of Financial Assets and Financial Liabilities" (ASU 2016-01) on January 1, 2018 (see Note 2), equity securities are no longer classified and accounted for as available-for-sale securities.

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                            GROSS        GROSS
                                              AMORTIZED   UNREALIZED   UNREALIZED                 OTTI
                                                COST        GAINS        LOSSES    FAIR VALUE  IN AOCI/(4)/
                                              ---------- ------------- ----------- ----------- ------------
                                                                      (IN MILLIONS)
DECEMBER 31, 2018:
------------------
Fixed Maturities:
  Corporate/(1)/............................. $   26,690 $         385 $       699 $    26,376 $         --
  U.S. Treasury, government and agency.......     13,646           143         454      13,335           --
  States and political subdivisions..........        408            47           1         454           --
  Foreign governments........................        515            17          13         519           --
  Residential mortgage-backed/(2)/...........        193             9          --         202           --
  Asset-backed/(3)/..........................        600             1          11         590            2
  Redeemable preferred stock.................        440            16          17         439           --
                                              ---------- ------------- ----------- ----------- ------------

TOTAL AT DECEMBER 31, 2018................... $   42,492 $         618 $     1,195 $    41,915 $          2
                                              ========== ============= =========== =========== ============

December 31, 2017:
------------------
Fixed Maturities:
  Corporate/(1)/............................. $   20,596 $         942 $        56 $    21,482 $         --
  U.S. Treasury, government and agency.......     12,644           676         185      13,135           --
  States and political subdivisions..........        414            67          --         481           --
  Foreign governments........................        387            27           5         409           --
  Residential mortgage-backed/(2)/...........        236            15          --         251           --
  Asset-backed/(3)/..........................         93             3          --          96            2
  Redeemable preferred stock.................        461            44           1         504           --
                                              ---------- ------------- ----------- ----------- ------------
   Total Fixed Maturities....................     34,831         1,774         247      36,358            2

Equity securities............................        157            --          --         157           --
                                              ---------- ------------- ----------- ----------- ------------

Total at December 31, 2017................... $   34,988 $       1,774 $       247 $    36,515 $          2
                                              ========== ============= =========== =========== ============

   --------
   /(1)/Corporate fixed maturities include both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
   /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(4)/Amounts represent OTTI losses in AOCI, which were not included in income (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2018 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

         CONTRACTUAL MATURITIES OF AVAILABLE-FOR-SALE FIXED MATURITIES

                                                        AMORTIZED
                                                          COST     FAIR VALUE
                                                        ---------- ----------
                                                            (IN MILLIONS)
DECEMBER 31, 2018:
Due in one year or less................................ $    2,085 $    2,090
Due in years two through five..........................      8,087      8,141
Due in years six through ten...........................     14,337     14,214
Due after ten years....................................     16,750     16,239
                                                        ---------- ----------
   Subtotal............................................     41,259     40,684
Residential mortgage-backed securities.................        193        202
Asset-backed securities................................        600        590
Redeemable preferred stock.............................        440        439
                                                        ---------- ----------
TOTAL AT DECEMBER 31, 2018............................. $   42,492 $   41,915
                                                        ========== ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities for the years ended December 31, 2018, 2017 and 2016:

                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                   -------------------------------
                                                      2018       2017       2016
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
Proceeds from sales............................... $   7,136  $   7,232  $   4,324
                                                   =========  =========  =========
Gross gains on sales.............................. $     145  $      98  $     111
                                                   =========  =========  =========
Gross losses on sales............................. $    (103) $    (211) $     (58)
                                                   =========  =========  =========
Total OTTI........................................ $     (37) $     (13) $     (65)
Non-credit losses recognized in OCI...............        --         --         --
                                                   ---------  ---------  ---------
Credit losses recognized in net income (loss)..... $     (37) $     (13) $     (65)
                                                   =========  =========  =========

   The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts:

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                          2018      2017
                                                        --------  --------
                                                           (IN MILLIONS)
Balances at January 1,................................. $    (10) $   (190)
Previously recognized impairments on securities that
  matured, paid, prepaid or sold.......................        1       193
Recognized impairments on securities impaired to fair
  value this period/(1)/...............................       --        --
Impairments recognized this period on securities not
  previously impaired..................................      (37)      (13)
Additional impairments this period on securities
  previously impaired..................................       --        --
Increases due to passage of time on previously
  recorded credit losses...............................       --        --
Accretion of previously recognized impairments due to
  increases in expected cash flows.....................       --        --
                                                        --------  --------
Balances at December 31,............................... $    (46) $    (10)
                                                        ========  ========

   --------
   /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                             AS OF DECEMBER 31,
                                                            --------------------
                                                              2018       2017
                                                            --------  ----------
                                                               (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss.......................................... $     --  $        1
   All other...............................................     (577)      1,526
                                                            --------  ----------
Net Unrealized Gains (Losses).............................. $   (577) $    1,527
                                                            ========  ==========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturities on which an OTTI loss has been recognized and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                               AOCI GAIN
                                                                                                                 (LOSS)
                                               NET UNREALIZED                                   DEFERRED       RELATED TO
                                                   GAINS                                         INCOME      NET UNREALIZED
                                                (LOSSES) ON                   POLICYHOLDERS'    TAX ASSET      INVESTMENT
                                                INVESTMENTS         DAC        LIABILITIES     (LIABILITY)   GAINS (LOSSES)
                                              ---------------  ------------  ---------------  ------------  ----------------
                                                                               (IN MILLIONS)
BALANCE, JANUARY 1, 2018..................... $             1  $          1  $            (1) $         (5) $             (4)
Net investment gains (losses) arising during
  the period.................................              (1)           --               --            --                (1)
Reclassification adjustment:
   Included in Net income (loss).............              --            --               --            --                --
   Excluded from Net income (loss)/(1)/......              --            --               --            --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --            (1)              --            --                (1)
   Deferred income taxes.....................              --            --               --             5                 5
   Policyholders' liabilities................              --            --                1            --                 1
                                              ---------------  ------------  ---------------  ------------  ----------------
BALANCE, DECEMBER 31, 2018................... $            --  $         --  $            --  $         --  $             --
                                              ===============  ============  ===============  ============  ================

Balance, January 1, 2017..................... $            19  $         (1) $           (10) $         (3) $              5
Net investment gains (losses) arising during
  the period.................................             (18)           --               --            --               (18)
Reclassification adjustment:
   Included in Net income (loss).............              --            --               --            --                --
   Excluded from Net income (loss)/(1)/......              --            --               --            --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --             2               --            --                 2
   Deferred income taxes.....................              --            --               --            (2)               (2)
   Policyholders' liabilities................              --            --                9            --                 9
                                              ---------------  ------------  ---------------  ------------  ----------------
Balance, December 31, 2017................... $             1  $          1  $            (1) $         (5) $             (4)
                                              ===============  ============  ===============  ============  ================

   --------
  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                                     AOCI GAIN (LOSS)
                                               UNREALIZED                                    DEFERRED         RELATED TO
                                                  GAINS                                       INCOME        NET UNREALIZED
                                               (LOSSES) ON                 POLICYHOLDERS'    TAX ASSET        INVESTMENT
                                               INVESTMENTS       DAC        LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                              -------------  -----------  ---------------  -------------  -----------------
                                                                              (IN MILLIONS)
BALANCE, JANUARY 1, 2018..................... $       1,526  $      (315) $          (232) $        (300) $             679
Net investment gains (losses) arising during
  the period.................................        (2,098)          --               --             --             (2,098)
Reclassification adjustment:
   Included in Net income (loss).............            (5)          --               --             --                 (5)
   Excluded from Net income (loss)/(1)/......            --           --               --             --                 --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --          354               --             --                354
   Deferred income taxes/(2)/................            --           --               --            425                425
   Policyholders' liabilities................            --           --              177             --                177
                                              -------------  -----------  ---------------  -------------  -----------------
BALANCE, DECEMBER 31, 2018................... $        (577) $        39  $           (55) $         125  $            (468)
                                              =============  ===========  ===============  =============  =================

Balance, January 1, 2017..................... $         428  $      (104) $          (188) $         (47) $              89
Net investment gains (losses) arising during
  the period.................................         1,085           --               --             --              1,085
Reclassification adjustment:
   Included in Net income (loss).............            13           --               --             --                 13
   Excluded from Net income (loss)/(1)/......            --           --               --             --                 --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --         (211)              --             --               (211)
   Deferred income taxes.....................            --           --               --           (253)              (253)
   Policyholders' liabilities................            --           --              (44)            --                (44)
                                              -------------  -----------  ---------------  -------------  -----------------
Balance, December 31, 2017................... $       1,526  $      (315) $          (232) $        (300) $             679
                                              =============  ===========  ===============  =============  =================

   --------
  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.
  /(2)/Includes a $86 million income tax benefit from the impact of adoption of ASU 2018-02.

   The following tables disclose the fair values and gross unrealized losses of the 1,471 issues at December 31, 2018 and the 620 issues at December 31, 2017 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                              --------------------- --------------------- ---------------------
                                                           GROSS                 GROSS                 GROSS
                                                         UNREALIZED            UNREALIZED            UNREALIZED
                                              FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ---------- ---------- ---------- ---------- ----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2018:
------------------
Fixed Maturities:
  Corporate.................................. $    8,369 $      306 $    6,161 $      393 $   14,530 $      699
  U.S. Treasury, government and agency.......      2,636         68      3,154        386      5,790        454
  States and political subdivisions..........         --         --         19          1         19          1
  Foreign governments........................        109          3         76         10        185         13
  Residential mortgage-backed................         --         --         13         --         13         --
  Asset-backed...............................        558         11          6         --        564         11
  Redeemable preferred stock.................        160         12         31          5        191         17
                                              ---------- ---------- ---------- ---------- ---------- ----------

Total........................................ $   11,832 $      400 $    9,460 $      795 $   21,292 $    1,195
                                              ========== ========== ========== ========== ========== ==========
December 31, 2017:
------------------
Fixed Maturities:
  Corporate.................................. $    2,102 $       17 $    1,163 $       39 $    3,265 $       56
  U.S. Treasury, government and agency.......      2,150          6      3,005        179      5,155        185
  States and political subdivisions..........         20         --         --         --         20         --
  Foreign governments........................         11         --         73          5         84          5
  Residential mortgage-backed................         18         --         --         --         18         --
  Asset-backed...............................          7         --          2         --          9         --
  Redeemable preferred stock.................          7         --         12          1         19          1
                                              ---------- ---------- ---------- ---------- ---------- ----------

Total........................................ $    4,315 $       23 $    4,255 $      224 $    8,570 $      247
                                              ========== ========== ========== ========== ========== ==========

   The Company's investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.8% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2018 and 2017 were $210 million and $182 million, respectively.

   Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2018 and 2017, respectively, approximately $1,228 million and $1,309 million, or 2.9% and 3.8%, of the $42,492 million and $34,831 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized (losses) and gains of $(30) million and $5 million at December 31, 2018 and 2017, respectively.

   At December 31, 2018 and 2017, respectively, the $795 million and
   $224 million of gross unrealized losses of twelve months or more were concentrated in corporate and U.S. Treasury, government and agency securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2018 or 2017. At December 31, 2018, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

   At December 31, 2018, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $1 million.

   At December 31, 2018 and 2017, respectively, the fair value of the Company's trading account securities was $15,166 million and $12,277 million. Also at December 31, 2018 and 2017, respectively, trading account securities included the General Account's investment in Separate Accounts, which had carrying values of $48 million and $49 million.

   Mortgage Loans

   The payment terms of mortgage loans may from time to time be restructured or modified.

   At December 31, 2018 and 2017, the carrying values of problem commercial mortgage loans on real estate that had been classified as non-accrual loans were $19 million and $19 million, respectively.

   VALUATION ALLOWANCES FOR MORTGAGE LOANS:

   The change in the valuation allowance for credit losses for commercial mortgage loans during the years ended December 31, 2018, 2017 and 2016 was as follows:

                                                    COMMERCIAL MORTGAGE LOANS
                                              ------------------------------------
                                                  2018        2017         2016
                                              -----------  ----------- -----------
                                                          (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $         8  $         8 $         6
   Charge-offs...............................          --           --          --
   Recoveries................................          (1)          --          (2)
   Provision.................................          --           --           4
                                              -----------  ----------- -----------
Ending Balance, December 31,................. $         7  $         8 $         8
                                              ===========  =========== ===========

Ending Balance, December 31,.................
   Individually Evaluated for Impairment..... $         7  $         8 $         8
                                              ===========  =========== ===========

   There were no allowances for credit losses for agricultural mortgage loans in 2018, 2017 and 2016.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2018 and 2017. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS

                                                      DEBT SERVICE COVERAGE RATIO/(1)/
                                              -------------------------------------------------
                                                                                          LESS   TOTAL
                                               GREATER  1.8X TO 1.5X TO  1.2X TO 1.0X TO  THAN  MORTGAGE
                                              THAN 2.0X  2.0X    1.8X     1.5X    1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/                     --------- ------- -------- ------- ------- ------ --------
                                                                    (IN MILLIONS)
DECEMBER 31, 2018:
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $     780 $    21 $    247  $   24 $    -- $   -- $  1,072
  50% - 70%..................................     4,908     656    1,146     325     151     --    7,186
  70% - 90%..................................       260      --      117     370      98     --      845
  90% plus...................................        --      --       --      27      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Commercial Mortgage Loans.............. $   5,948 $   677 $  1,510  $  746 $   249 $   -- $  9,130
                                              ========= ======= ========  ====== ======= ====== ========

AGRICULTURAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $     282 $   147 $    267  $  543 $   321 $   51 $  1,611
  50% - 70%..................................       112      46      246     379     224     31    1,038
  70% - 90%..................................        --      --       --      19      27     --       46
  90% plus...................................        --      --       --      --      --     --       --
                                              --------- ------- --------  ------ ------- ------ --------

Total Agricultural Mortgage Loans............ $     394 $   193 $    513  $  941 $   572 $   82 $  2,695
                                              ========= ======= ========  ====== ======= ====== ========

TOTAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $   1,062 $   168 $    514  $  567 $   321 $   51 $  2,683
  50% - 70%..................................     5,020     702    1,392     704     375     31    8,224
  70% - 90%..................................       260      --      117     389     125     --      891
  90% plus...................................        --      --       --      27      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Mortgage Loans......................... $   6,342 $   870 $  2,023  $1,687 $   821 $   82 $ 11,825
                                              ========= ======= ========  ====== ======= ====== ========

December 31, 2017:
Commercial Mortgage Loans/(1)/
  0% - 50%................................... $     742 $    -- $    320  $   74 $    -- $   -- $  1,136
  50% - 70%..................................     4,088     682    1,066     428     145     --    6,409
  70% - 90%..................................       169     110      196     272      50     --      797
  90% plus...................................        --      --       27      --      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Commercial Mortgage Loans.............. $   4,999 $   792 $  1,609  $  774 $   195 $   -- $  8,369
                                              ========= ======= ========  ====== ======= ====== ========

Agricultural Mortgage Loans/(1)/
  0% - 50%................................... $     272 $   149 $    275  $  515 $   316 $   30 $  1,557
  50% - 70%..................................       111      46      227     359     221     49    1,013
  70% - 90%..................................        --      --       --       4      --     --        4
  90% plus...................................        --      --       --      --      --     --       --
                                              --------- ------- --------  ------ ------- ------ --------

Total Agricultural Mortgage Loans............ $     383 $   195 $    502  $  878 $   537 $   79 $  2,574
                                              ========= ======= ========  ====== ======= ====== ========

                                                      Debt Service Coverage Ratio/(1)/
                                              -------------------------------------------------
                                                                                          Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x   1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ----- ---------
                                                                     (in millions)

Total Mortgage Loans/(1)/
  0% - 50%...................................  $  1,014  $  149 $    595 $    589  $  316 $  30 $   2,693
  50% - 70%..................................     4,199     728    1,293      787     366    49     7,422
  70% - 90%..................................       169     110      196      276      50    --       801
  90% plus...................................        --      --       27       --      --    --        27
                                               --------  ------ -------- --------  ------ ----- ---------

Total Mortgage Loans.........................  $  5,382  $  987 $  2,111 $  1,652  $  732 $  79 $  10,943
                                               ========  ====== ======== ========  ====== ===== =========

   --------
  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2018 and 2017, respectively:

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                                      RECORDED
                                                                                                     INVESTMENT
                                                                                                     90 DAYS OR
                                                               90                           TOTAL       MORE
                                               30-59  60-89   DAYS                        FINANCING     AND
                                               DAYS   DAYS   OR MORE  TOTAL    CURRENT   RECEIVABLES  ACCRUING
                                              ------- ------ ------- -------- ---------- ----------- -----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2018:
------------------

  Commercial................................. $    -- $   -- $    27 $     27 $    9,103 $     9,130 $        --
  Agricultural...............................      18      8      42       68      2,627       2,695          40
                                              ------- ------ ------- -------- ---------- ----------- -----------
TOTAL MORTGAGE LOANS......................... $    18 $    8 $    69 $     95 $   11,730 $    11,825 $        40
                                              ======= ====== ======= ======== ========== =========== ===========

December 31, 2017:
------------------

  Commercial................................. $    27 $   -- $    -- $     27 $    8,342 $     8,369 $        --
  Agricultural...............................      49      3      22       74      2,500       2,574          22
                                              ------- ------ ------- -------- ---------- ----------- -----------
Total Mortgage Loans......................... $    76 $    3 $    22 $    101 $   10,842 $    10,943 $        22
                                              ======= ====== ======= ======== ========== =========== ===========

   The following table provides information relating to impaired mortgage loans at December 31, 2018 and 2017, respectively:

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL  RELATED     RECORDED       INCOME
                                              INVESTMENT  BALANCE  ALLOWANCE INVESTMENT/(1)/ RECOGNIZED
                                              ---------- --------- --------- --------------  ----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2018:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other.........  $      -- $      -- $      -- $           --   $      --
  Agricultural mortgage loans................          2         2        --             --          --
                                               --------- --------- --------- --------------   ---------
TOTAL........................................  $       2 $       2 $      -- $           --   $      --
                                               ========= ========= ========= ==============   =========

                                                          UNPAID                   AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                              ---------- ---------- ----------  --------------  ----------
                                                                     (IN MILLIONS)
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       31 $       (7) $           27  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
TOTAL........................................ $       27 $       31 $       (7) $           27  $       --
                                              ========== ========== ==========  ==============  ==========

December 31, 2017:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --  $           --  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
Total........................................ $       -- $       -- $       --  $           --  $       --
                                              ========== ========== ==========  ==============  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       31 $       (8) $           27  $        2
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
Total........................................ $       27 $       31 $       (8) $           27  $        2
                                              ========== ========== ==========  ==============  ==========

   --------
  /(1)/Represents a five-quarter average of recorded amortized cost.

   Derivatives and Offsetting Assets and Liabilities

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by applicable states' insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities ("TIPS"), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

   DERIVATIVES UTILIZED TO HEDGE EXPOSURE TO VARIABLE ANNUITIES WITH GUARANTEE FEATURES

   The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   DERIVATIVES UTILIZED TO HEDGE CREDITING RATE EXPOSURE ON SCS, SIO, MSO AND IUL PRODUCTS/INVESTMENT OPTIONS

   The Company hedges crediting rates in the Structured Capital Strategies ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series ("SIO"), Market Stabilizer Option ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers without any basis risk due to market exposures, thereby substantially reducing any exposure to market-related earnings volatility.

   DERIVATIVES USED FOR GENERAL ACCOUNT INVESTMENT PORTFOLIO

   The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") or Standard European Corporate Contract ("STEC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   The Company purchased 30-year TIPS and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade CDX index. Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

   In 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. Under this program, the Company derecognized approximately $3,905 million of U.S. Treasury securities for which the Company received proceeds of approximately $3,905 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2018, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $3,690 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2018 is approximately $24 million, representing the fair value of the total return swap contracts.

   DERIVATIVES USED TO HEDGE CURRENCY FLUCTUATIONS ON AFFILIATED LOANS

   The Company uses foreign exchange derivatives to reduce exposure to currency fluctuations that may arise from non-U.S.-dollar denominated financial instruments. The Company had a currency swap contract with AXA to hedge foreign exchange exposure from affiliated loans, which matured in March 2018.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                             AT DECEMBER 31, 2018

                                                             FAIR VALUE
                                                      ------------------------
                                                                               GAINS (LOSSES)
                                            NOTIONAL     ASSET      LIABILITY    REPORTED IN
                                             AMOUNT   DERIVATIVES  DERIVATIVES EARNINGS (LOSS)
                                            --------- ------------ ----------- ---------------
                                                               (IN MILLIONS)
FREESTANDING DERIVATIVES/(1)(4)/:
Equity contracts:
  Futures.................................. $  10,411 $         -- $        -- $           550
  Swaps....................................     7,697          140         168             675
  Options..................................    21,698        2,119       1,163            (899)
Interest rate contracts:
  Swaps....................................    27,003          632         194            (456)
  Futures..................................    11,448           --          --             118
Credit contracts:
  Credit default swaps.....................     1,282           17          --              (3)
Other freestanding contracts:
  Foreign currency contracts...............     2,097           27          14               6
  Margin...................................        --            7           5              --
  Collateral...............................        --            3       1,564              --

EMBEDDED DERIVATIVES:
  GMIB reinsurance contracts/(4)/..........        --        1,991          --          (1,068)
  GMxB derivative features
   liability/(2)(4)/.......................        --           --       5,431            (786)
  SCS, SIO, MSO and IUL indexed
   features/(3)(4)/........................        --           --         687             853
                                            --------- ------------ ----------- ---------------
   Balances, December 31, 2018............. $  81,636 $      4,936 $     9,226 $        (1,010)
                                            ========= ============ =========== ===============

   --------
  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS, SIO, MSO and IUL indexed features are reported in Policyholders'
       account balances in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

                      Derivative Instruments by Category
                             At December 31, 2017

                                                             Fair Value
                                                       -----------------------
                                                                               Gains (Losses)
                                              Notional    Asset     Liability    Reported In
                                               Amount  Derivatives Derivatives Earnings (Loss)
                                              -------- ----------- ----------- ---------------
                                                                (in millions)
Freestanding Derivatives/(1)(4)/:
Equity contracts:
  Futures.................................... $  2,950 $        --  $       -- $          (655)
  Swaps......................................    4,587           3         125            (842)
  Options....................................   20,630       3,334       1,426           1,203

                                                                   Fair Value
                                                             -----------------------
                                                                                     Gains (Losses)
                                                   Notional     Asset     Liability    Reported In
                                                    Amount   Derivatives Derivatives Earnings (Loss)
                                                   --------- ----------- ----------- ---------------
                                                                     (in millions)
Interest rate contracts:
  Swaps........................................... $  18,988 $       319 $       190 $           655
  Futures.........................................    11,032          --          --             125
Credit contracts:
  Credit default swaps............................     2,057          34           2              21
Other freestanding contracts:
  Foreign currency contracts......................     1,297          11           2             (38)
  Margin..........................................        --          18          --              --
  Collateral......................................        --           3       1,855              --

Embedded Derivatives:
  GMIB reinsurance contracts/(4)/.................        --      10,488          --              69
  GMxB derivative features liability/(2)(4)/......        --          --       4,256           1,592
  SCS, SIO, MSO and IUL indexed features/(3)(4)/..        --          --       1,698          (1,236)
                                                   --------- ----------- ----------- ---------------
   Balances, December 31, 2017.................... $  61,541 $    14,210 $     9,554 $           894
                                                   ========= =========== =========== ===============

   --------
  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS, SIO, MSO and UIL indexed features are reported in Policyholders'
       account balances in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

   Equity-Based and Treasury Futures Contracts Margin

   All outstanding equity-based and treasury futures contracts at December 31, 2018 are exchange-traded and net settled daily in cash. At December 31, 2018, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $245 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $70 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $25 million.

   Collateral Arrangements

   The Company generally has executed a Credit Support Annex ("CSA") under the International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") it maintains with each of its over-the-counter ("OTC") derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At December 31, 2018 and 2017, respectively, the Company held $1,564 million and $1,855 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in Other invested assets. The Company posted collateral of $3 million and $3 million at December 31, 2018 and 2017, respectively, in the normal operation of its collateral arrangements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the requirements of each respective counterparty. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. At December 31, 2018 and 2017, the balance outstanding under securities repurchase transactions was $573 million and $1,887 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Obligations under Funding Agreements" in Note 17 -- Commitments and Contingent Liabilities.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2018:

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2018

                                                              GROSS
                                                GROSS         AMOUNT        NET AMOUNT
                                                AMOUNT    OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED  BALANCE SHEETS  BALANCE SHEETS
                                              ----------- -------------- ----------------
                                                             (IN MILLIONS)
ASSETS
  Total Derivatives.......................... $     2,946  $       2,912 $             34
  Other financial instruments................       1,520             --            1,520
                                              -----------  ------------- ----------------
   Other invested assets..................... $     4,466  $       2,912 $          1,554
                                              ===========  ============= ================
LIABILITIES
  Total Derivatives.......................... $     3,109  $       2,912 $            197
  Other financial liabilities................       1,263             --            1,263
                                              -----------  ------------- ----------------
   Other liabilities......................... $     4,372  $       2,912 $          1,460
                                              ===========  ============= ================
  Securities sold under agreement to
   repurchase/(1)/........................... $       571  $          -- $            571
                                              ===========  ============= ================

   --------
  /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2018.

       COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2018

                                               NET AMOUNT  COLLATERAL (RECEIVED)/HELD
                                              PRESENTED IN ------------------------
                                              THE BALANCE   FINANCIAL                    NET
                                                 SHEETS    INSTRUMENTS    CASH/(3)/     AMOUNT
                                              ------------ -----------   -----------  ---------
                                                                (IN MILLIONS)
ASSETS
  Total Derivatives.......................... $      1,397 $        --   $    (1,363) $      34
  Other financial instruments................        1,520          --            --      1,520
                                              ------------ -----------   -----------  ---------
   Other invested assets..................... $      2,917 $        --   $    (1,363) $   1,554
                                              ============ ===========   ===========  =========
LIABILITIES
  Total Derivatives.......................... $        197 $        --   $        --  $     197
  Other financial liabilities................        1,263          --            --      1,263
                                              ------------ -----------   -----------  ---------
   Other liabilities......................... $      1,460 $        --   $        --  $   1,460
                                              ============ ===========   ===========  =========
  Securities sold under agreement to
   repurchase/(1)(2)(3)/..................... $        571 $      (588)  $        --  $     (17)
                                              ============ ===========   ===========  =========

   --------
  /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.
   /(2)/US Treasury and agency securities are in fixed maturities available-for-sale on the consolidated balance sheets.
  /(3)/Cash is in Cash and cash equivalents on consolidated balance sheets.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2018:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS
                               DECEMBER 31, 2018

                                                   REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              ----------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30   30-90  GREATER THAN
                                               CONTINUOUS      DAYS     DAYS     90 DAYS        TOTAL
                                              -------------- --------- ------- ------------- -----------
                                                                    (IN MILLIONS)
Securities sold under agreement
  to repurchase/(1)/
  U.S. Treasury and agency securities........ $           -- $     571 $    -- $          -- $       571
                                              -------------- --------- ------- ------------- -----------
Total........................................ $           -- $     571 $    -- $          -- $       571
                                              ============== ========= ======= ============= ===========

   --------
   /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2017.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2017

                                                               Gross
                                                 Gross         Amount         Net Amount
                                                 Amount    Offset in the   Presented in the
                                               Recognized  Balance Sheets   Balance Sheets
                                              ------------ --------------- ----------------
                                                              (in millions)
Assets
  Total Derivatives.......................... $      3,740 $         3,614 $            126
  Other financial instruments................        1,704              --            1,704
                                              ------------ --------------- ----------------
   Other invested assets..................... $      5,444 $         3,614 $          1,830
                                              ============ =============== ================
Liabilities
  Total Derivatives.......................... $      3,614 $         3,614 $             --
  Other financial liabilities................        1,242              --            1,242
                                              ------------ --------------- ----------------
   Other liabilities......................... $      4,856 $         3,614 $          1,242
                                              ============ =============== ================
  Securities sold under agreement to
   repurchase/(1)/........................... $      1,882 $            -- $          1,882
                                              ============ =============== ================

   --------
   /(1)/Excludes expense of $5 million included in Securities sold under agreements to repurchase on the consolidated balance sheets.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2017:

       COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2017

                                               Net Amount   Collateral (Received)/Held
                                              Presented in  ------------------------
                                              the Balance    Financial                    Net
                                                 Sheets     Instruments    Cash/(3)/     Amount
                                              ------------- ------------  -----------  -----------
                                                                 (in millions)
Assets
  Total derivatives.......................... $       1,954 $         --  $    (1,828) $       126
  Other financial instruments................         1,704           --           --        1,704
                                              ------------- ------------  -----------  -----------
   Other invested assets..................... $       3,658 $         --  $    (1,828) $     1,830
                                              ============= ============  ===========  ===========

                                               Net Amount    Collateral (Received)/Held
                                              Presented in  ---------------------------
                                              the Balance     Financial                    Net
                                                 Sheets      Instruments     Cash/(3)/    Amount
                                              ------------- -------------  ------------  --------
                                                                 (in millions)
Liabilities
  Other financial liabilities................ $       1,242 $          --  $         --  $  1,242
                                              ------------- -------------  ------------  --------
   Other liabilities......................... $       1,242 $          --  $         --  $  1,242
                                              ============= =============  ============  ========
  Securities sold under agreement to
   repurchase/(1)(2)(3)/..................... $       1,882 $      (1,988) $        (21) $   (127)
                                              ============= =============  ============  ========

   --------
  /(1)/Excludes expense of $5 million in securities sold under agreement to repurchase.
  /(2)/U.S. Treasury and agency securities are in fixed maturities available-for-sale on the consolidated balance sheets.
  /(3)/Cash is included in Cash and cash equivalents on consolidated balance sheets.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2017:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS
                             AT DECEMBER 31, 2017

                                                   Remaining Contractual Maturity of the Agreements
                                              ----------------------------------------------------------
                                               Overnight and  Up to 30   30-90    Greater Than
                                                Continuous      days     days       90 days      Total
                                              --------------- -------- --------- -------------- --------
                                                                    (in millions)
Securities sold under agreement to
  repurchase/(1)/
  U.S. Treasury and agency securities........ $            -- $  1,882 $      -- $           -- $  1,882
                                              --------------- -------- --------- -------------- --------
Total........................................ $            -- $  1,882 $      -- $           -- $  1,882
                                              =============== ======== ========= ============== ========

   --------
   /(1)/Excludes expense of $5 million in securities sold under agreements to repurchase on the consolidated balance sheets.

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                                           YEARS ENDED DECEMBER 31
                                                        ----------------------------
                                                          2018      2017      2016
                                                        --------  --------  --------
                                                                (IN MILLIONS)
Fixed maturities....................................... $  1,540  $  1,365  $  1,418
Mortgage loans on real estate..........................      494       453       461
Real estate held for the production of income..........       (6)        2        --
Repurchase agreement...................................       --        --         1
Other equity investments...............................      123       169        55
Policy loans...........................................      201       205       210
Trading securities.....................................      128       258        64
Other investment income................................       69        54        16
                                                        --------  --------  --------
  Gross investment income (loss).......................    2,549     2,506     2,225
Investment expenses/(1)/...............................      (71)      (65)      (57)
                                                        --------  --------  --------
  Net Investment Income (Loss)......................... $  2,478  $  2,441  $  2,168
                                                        ========  ========  ========

   --------
  /(1)/Investment expenses includes expenses related to the management of the two buildings sold in 2016.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of income (loss). The table below shows a breakdown of Net investment income from trading account securities during the years ended December 31, 2018, 2017 and 2016:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                         2018    2017    2016
                                                       -------  ------  ------
                                                            (IN MILLIONS)
Net investment gains (losses) recognized during the
  period on securities held at the end of the period.. $  (174) $   63  $  (45)
Net investment gains (losses) recognized on
  securities sold during the period...................     (24)    (19)    (11)
                                                       -------  ------  ------
Unrealized and realized gains (losses) on trading
  securities..........................................    (198)     44     (56)
Interest and dividend income from trading securities..     326     214     120
                                                       -------  ------  ------
Net investment income (loss) from trading securities.. $   128  $  258  $   64
                                                       =======  ======  ======

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              -------  ---------  --------
                                                      (IN MILLIONS)
Fixed maturities............................. $     6  $    (130) $     (3)
Mortgage loans on real estate................      --          2        (2)
Other equity investments.....................      --          3        --
Other........................................      (2)        --        23
                                              -------  ---------  --------
Investment gains (losses), net............... $     4  $    (125) $     18
                                              =======  =========  ========

   For the years ended December 31, 2018, 2017 and 2016, respectively, investment results passed through to certain participating group annuity contracts as Interest credited to policyholders' account balances totaled $3 million, $3 million and $4 million.

4) INTANGIBLE ASSETS

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $115 million and $96 million at December 31, 2018 and 2017, respectively, and is recorded in Other assets. Amortization of capitalized software in 2018, 2017 and 2016 was $35 million, $37 million and $42 million, respectively, recorded in other Operating costs and expenses in the consolidated statements of income (loss). Amortization expense for capitalized software is expected to be approximately $43 million in 2019, $47 million in 2020, $47 million in 2021, $47 million in 2022 and $47 million in 2023.

5) CLOSED BLOCK

   As a result of demutualization, the Company's Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York State Department of Financial Services (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Summarized financial information for the Company's Closed Block is as follows:

                                                         AS OF DECEMBER 31,
                                                        ---------------------
                                                           2018       2017
                                                        ---------- ----------
                                                            (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account
  balances and other................................... $    6,709 $    6,958
Policyholder' dividend obligation......................         --         19
Other liabilities......................................         47        271
                                                        ---------- ----------
Total Closed Block liabilities.........................      6,756      7,248
                                                        ---------- ----------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value
  (amortized cost of $ 3,680 and $3,923)...............      3,672      4,070
Mortgage loans on real estate, net of valuation
  allowance of $-- and $--.............................      1,824      1,720
Policy loans...........................................        736        781
Cash and other invested assets.........................         76        351
Other assets...........................................        179        182
                                                        ---------- ----------
Total assets designated to the Closed Block............      6,487      7,104
                                                        ---------- ----------
Excess of Closed Block liabilities over assets
  designated to the Closed Block.......................        269        144
Amounts included in Accumulated other comprehensive
  income (loss):
  Net unrealized investment gains (losses), net of
   policyholders' dividend obligation of $-- and $19...          8        138
                                                        ---------- ----------
  Maximum future income to be recognized from closed
   block assets and liabilities........................ $      277 $      282
                                                        ========== ==========

   The Company's Closed Block revenues and expenses follow:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              --------  --------  --------
                                                      (IN MILLIONS)
REVENUES:
Premiums and other income.................... $    194  $    224  $    212
Net investment income (loss).................      291       314       349
Investment gains (losses), net...............       (3)      (20)       (1)
                                              --------  --------  --------
  Total revenues.............................      482       518       560
                                              --------  --------  --------

                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------
                                                2018        2017        2016
                                             ----------  ----------  ----------
                                                        (IN MILLIONS)
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends....... $      471  $      537  $      522
Other operating costs and expenses..........          3           2           4
                                             ----------  ----------  ----------
  Total benefits and other deductions.......        474         539         526
                                             ----------  ----------  ----------
Net income, before income taxes.............          8         (21)         34
  Income tax (expense) benefit..............         (3)        (36)        (12)
                                             ----------  ----------  ----------
Net income (losses)......................... $        5  $      (57) $       22
                                             ==========  ==========  ==========

   A reconciliation of the Company's policyholders' dividend obligation follows:

                                                                DECEMBER 31,
                                                             ------------------
                                                               2018      2017
                                                             --------  --------
                                                                (IN MILLIONS)
Balance, beginning of year.................................. $     19  $     52
Unrealized investment gains (losses)........................      (19)      (33)
                                                             --------  --------
Balance, end of year........................................ $     --  $     19
                                                             ========  ========

6) DAC AND POLICYHOLDER BONUS INTEREST CREDITS

   Changes in the deferred policy acquisition cost asset for the years ended December 31, 2018, 2017 and 2016 were as follows:

                                               YEARS ENDED DECEMBER 31,
                                              -------------------------
                                                2018     2017     2016
                                              -------  -------  -------
                                                    (IN MILLIONS)
Balance, beginning of year................... $ 4,492  $ 5,025  $ 5,079
Capitalization of commissions, sales and
  issue expenses.............................     597      578      594
Amortization:
  Impact of assumptions updates and
   model changes.............................     165     (247)    (193)
All other....................................    (596)    (653)    (449)
                                              -------  -------  -------
  Total amortization.........................    (431)    (900)    (642)
                                              -------  -------  -------
Change in unrealized investment gains
  and losses.................................     353     (211)      (6)
                                              -------  -------  -------
Balance, end of year......................... $ 5,011  $ 4,492  $ 5,025
                                              =======  =======  =======

   Changes in the deferred asset for policyholder bonus interest credits for the years ended December 31, 2018, 2017 and 2016 were as follows:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance, beginning of year................... $    473  $    504  $    534
Policyholder bonus interest credits deferred.        4         6        13
Amortization charged to income...............      (51)      (37)      (43)
                                              --------  --------  --------
Balance, end of year......................... $    426  $    473  $    504
                                              ========  ========  ========

7) FAIR VALUE DISCLOSURES

   The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2018 and December 31, 2017, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. The Company recognizes transfers between valuation levels at the beginning of the reporting period.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2018

                                                LEVEL 1 LEVEL 2  LEVEL 3  TOTAL
                                                ------- -------- ------- --------
                                                          (IN MILLIONS)
ASSETS
Investments
  Fixed maturities, available-for-sale:
   Corporate/(1)/.............................. $    -- $ 25,202 $ 1,174 $ 26,376
   U.S. Treasury, government and agency........      --   13,335      --   13,335
   States and political subdivisions...........      --      416      38      454
   Foreign governments.........................      --      519      --      519
   Residential mortgage-backed/(2)/............      --      202      --      202
   Asset-backed/(3)/...........................      --       71     519      590
   Redeemable preferred stock..................     163      276      --      439
                                                ------- -------- ------- --------
     Total fixed maturities,
       available-for-sale......................     163   40,021   1,731   41,915

                                               LEVEL 1   LEVEL 2  LEVEL 3    TOTAL
                                              --------- --------- -------- ---------
                                                          (IN MILLIONS)
  Other equity investments................... $      12 $      -- $     -- $      12
  Trading securities.........................       218    14,919       29    15,166
  Other invested assets:
   Short-term investments....................        --       412       --       412
   Assets of consolidated VIEs/VOEs..........        --        --       19        19
   Swaps.....................................        --       423       --       423
   Credit default swaps......................        --        17       --        17
   Options...................................        --       956       --       956
                                              --------- --------- -------- ---------
     Total other invested assets.............        --     1,808       19     1,827
Cash equivalents.............................     2,160        --       --     2,160
GMIB reinsurance contracts asset.............        --        --    1,991     1,991
Separate Accounts assets.....................   105,159     2,733      374   108,266
                                              --------- --------- -------- ---------
   Total Assets.............................. $ 107,712 $  59,481 $  4,144 $ 171,337
                                              ========= ========= ======== =========
LIABILITIES
GMxB derivative features' liability.......... $      -- $      -- $  5,431 $   5,431
SCS, SIO, MSO and IUL indexed
  features' liability........................        --       687       --       687
                                              --------- --------- -------- ---------
   Total Liabilities......................... $      -- $     687 $  5,431 $   6,118
                                              ========= ========= ======== =========

   --------
  /(1)/Corporate fixed maturities includes both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2017

                                                 Level 1    Level 2   Level 3    Total
                                                ---------- --------- --------- ----------
                                                              (in millions)
Assets
Investments
  Fixed maturities, available-for-sale:
   Corporate/(1)/.............................. $       -- $  20,343 $   1,139 $   21,482
   U.S. Treasury, government and agency........         --    13,135        --     13,135
   States and political subdivisions...........         --       441        40        481
   Foreign governments.........................         --       409        --        409
   Residential mortgage-backed/(2)/............         --       251        --        251
   Asset-backed/(3)/...........................         --        88         8         96
   Redeemable preferred stock..................        180       324        --        504
                                                ---------- --------- --------- ----------
     Total fixed maturities,
       available-for-sale......................        180    34,991     1,187     36,358
  Other equity investments.....................         13        --        --         13
  Trading securities...........................        180    12,097        --     12,277
  Other invested assets........................
   Short-term investments......................         --       763        --        763
   Assets of consolidated VIEs/VOEs............         --        --        25         25
   Swaps.......................................         --        15        --         15
   Credit default swaps........................         --        33        --         33
   Options.....................................         --     1,907        --      1,907
                                                ---------- --------- --------- ----------
     Total other invested assets...............         --     2,718        25      2,743
Cash equivalents...............................      1,908        --        --      1,908
Segregated securities..........................         --         9        --          9
GMIB reinsurance contracts asset...............         --        --    10,488     10,488
Separate Accounts assets.......................    118,983     2,983       349    122,315
                                                ---------- --------- --------- ----------
   Total Assets................................ $  121,264 $  52,798 $  12,049 $  186,111
                                                ========== ========= ========= ==========

                                              Level 1  Level 2  Level 3    Total
                                              -------- ------- --------- ---------
                                                         (in millions)
Liabilities
GMxB derivative features' liability.......... $     -- $    -- $   4,256 $   4,256
SCS, SIO, MSO and IUL indexed
  features' liability........................       --   1,698        --     1,698
                                              -------- ------- --------- ---------
   Total Liabilities......................... $     -- $ 1,698 $   4,256 $   5,954
                                              ======== ======= ========= =========

   --------
  /(1)/Corporate fixed maturities includes both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   The fair values of the Company's public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   The fair values of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   The net fair value of the Company's freestanding derivative positions as disclosed in Note 3 are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Account assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury bills segregated in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company's AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   Certain Company products such as the SCS and EQUI-VEST variable annuity products, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, 5, or 6-year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

   The Company's investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, asset-backed securities are classified as Level 3.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract's benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features' liability over a range of market-consistent economic scenarios.

   The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

   After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $184 million and $69 million at December 31, 2018 and 2017, respectively, to recognize incremental counterparty non-performance risk.

   Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

   The Company's consolidated VIEs/VOEs hold investments that are classified as Level 3 and primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2018, AFS fixed maturities with fair values of $28 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $83 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2018.

   In 2017, AFS fixed maturities with fair values of $6 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $7 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.1% of total equity at December 31, 2017.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2018, 2017 and 2016 respectively:

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                               STATE AND                 COMMERCIAL
                                                               POLITICAL       FOREIGN   MORTGAGE-
                                                 CORPORATE    SUBDIVISIONS   GOVERNMENTS   BACKED   ASSET-BACKED
                                                -----------  --------------  ----------- ---------- ------------
                                                                          (IN MILLIONS)
BALANCE, JANUARY 1, 2018....................... $     1,139  $           40  $        -- $       -- $          8
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............           7              --           --         --           (2)
     Investment gains (losses), net............          (8)             --           --         --           --
                                                -----------  --------------  ----------- ---------- ------------
  Subtotal.....................................          (1)             --           --         --           (2)
                                                -----------  --------------  ----------- ---------- ------------
Other comprehensive income (loss)..............         (20)             (1)          --         --           (7)
Purchases......................................         322              --           --         --          550
Sales..........................................        (321)             (1)          --         --          (30)
Transfers into Level 3/(1)/....................          83              --           --         --           --
Transfers out of Level 3/(1)/..................         (28)             --           --         --           --
                                                -----------  --------------  ----------- ---------- ------------
BALANCE, DECEMBER 31, 2018..................... $     1,174  $           38  $        -- $       -- $        519
                                                ===========  ==============  =========== ========== ============

                                                             STATE AND                   COMMERCIAL
                                                             POLITICAL       FOREIGN     MORTGAGE-     ASSET-
                                                CORPORATE   SUBDIVISIONS   GOVERNMENTS     BACKED      BACKED
                                                ---------  -------------  ------------  ------------  --------
                                                                         (IN MILLIONS)
Balance, January 1, 2017....................... $     845  $          42  $         --  $        349  $     24
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         5             --            --            (2)       --
     Investment gains (losses), net............         2             --            --           (63)       15
                                                ---------  -------------  ------------  ------------  --------
  Subtotal.....................................         7             --            --           (65)       15
                                                ---------  -------------  ------------  ------------  --------
Other comprehensive income (loss)..............         4             (1)           --            45        (9)
Purchases......................................       612             --            --            --        --
Sales..........................................      (331)            (1)           --          (329)      (21)
Transfers into Level 3/(1)/....................         7             --            --            --        --
Transfers out of Level 3/(1)/..................        (5)            --            --            --        (1)
                                                ---------  -------------  ------------  ------------  --------
Balance, December 31, 2017..................... $   1,139  $          40  $         --  $         --  $      8
                                                =========  =============  ============  ============  ========

Balance, January 1, 2016....................... $     420  $          45  $          1  $        503  $     40
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............         1             --            --           (67)       --
                                                ---------  -------------  ------------  ------------  --------
  Subtotal.....................................         1             --            --           (67)       --
                                                ---------  -------------  ------------  ------------  --------
Other comprehensive income (loss)..............         7             (2)           --            14         1
Purchases......................................       572             --            --            --        --
Sales..........................................      (142)            (1)           --           (87)       (8)
Transfers into Level 3/(1)/....................        25             --            --            --        --
Transfers out of Level 3/(1)/..................       (38)            --            (1)          (14)       (9)
                                                ---------  -------------  ------------  ------------  --------
Balance, December 31, 2016..................... $     845  $          42  $         --  $        349  $     24
                                                =========  =============  ============  ============  ========

                                                                                                        GMXB
                                                REDEEMABLE                       GMIB      SEPARATE  DERIVATIVE
                                                PREFERRED    OTHER EQUITY     REINSURANCE  ACCOUNT    FEATURES
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS   LIABILITY
                                                ----------- ---------------  ------------  --------  ----------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2018....................... $        -- $            25  $     10,488  $    349  $   (4,256)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --              --            --        26          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --              --          (972)       --        (296)
     Non-performance risk/(4)/.................          --              --           (96)       --        (490)
                                                ----------- ---------------  ------------  --------  ----------
  Subtotal.....................................          --              --        (1,068)       26        (786)
                                                ----------- ---------------  ------------  --------  ----------
Purchases/(2)/.................................          --              29            96         5        (403)
Sales/(3)/.....................................          --              --           (62)       (1)         14
Settlements....................................          --              --        (7,463)       (5)         --
Activity related to consolidated VIEs/ VOEs....          --              (6)           --        --          --
Transfers into Level 3/(1)/....................          --               5            --        --          --
Transfers out of Level 3/(1)/..................          --              (5)           --        --          --
                                                ----------- ---------------  ------------  --------  ----------
BALANCE, DECEMBER 31, 2018..................... $        -- $            48  $      1,991  $    374  $   (5,431)
                                                =========== ===============  ============  ========  ==========

                                                                                                        GMXB
                                                 REDEEMABLE                      GMIB      SEPARATE  DERIVATIVE
                                                 PREFERRED    OTHER EQUITY    REINSURANCE  ACCOUNT    FEATURES
                                                   STOCK     INVESTMENTS/(2)/    ASSET      ASSETS   LIABILITY
                                                -----------  ---------------  -----------  --------  ----------
Balance, January 1, 2017....................... $         1   $           40  $    10,313  $    313  $   (5,473)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --               --           --        29          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --               --           (6)       --       1,443
     Non-performance risk/(4)/.................          --               --           75        --         149
                                                -----------   --------------  -----------  --------  ----------
  Subtotal.....................................          --               --           69        29       1,592
                                                -----------   --------------  -----------  --------  ----------
Other comprehensive............................
income(loss)...................................          (1)              --           --        --          --
Purchases/(2)/.................................          --               --          221        13        (381)
Sales/(3)/.....................................          --               --         (115)       (2)          6
Settlements....................................          --               --           --        (4)         --
Activity related to consolidated VIEs/ VOEs....          --              (15)          --        --          --
Transfers into level 3/(1)/....................          --               --           --        --          --
Transfers out of level 3/(1)/..................          --               --           --        --          --
                                                -----------   --------------  -----------  --------  ----------
Balance, December 31, 2017..................... $        --   $           25  $    10,488  $    349  $   (4,256)
                                                ===========   ==============  ===========  ========  ==========

Balance, January 1, 2016....................... $        --   $            1  $    10,582  $    313  $   (5,266)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --               --           --        19          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --               --         (242)       --        (126)
     Non-performance risk/(4)/.................          --               --          (20)       --         263
                                                -----------   --------------  -----------  --------  ----------
  Subtotal.....................................          --               --         (262)       19         137
                                                -----------   --------------  -----------  --------  ----------
Other comprehensive income (loss)..............          --               (1)          --        --          --
Purchases/(2)/.................................           1               --          223        10        (348)
Sales/(3)/.....................................          --               --         (230)       --           4
Settlements....................................          --               --           --        (7)         --
Activities related to consolidated VIEs/ VOEs..          --               40           --        --          --
Transfers into level 3/(1)/....................          --               --           --         1          --
Transfers out of level 3/(1)/..................          --                            --       (23)         --
                                                -----------   --------------  -----------  --------  ----------
Balance, December 31, 2016..................... $         1   $           40  $    10,313  $    313  $   (5,473)
                                                ===========   ==============  ===========  ========  ==========

   --------
  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset, and GMxB derivative features liability, represents attributed fee.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
  /(4)/The Company's non-performance risk is recorded through Net derivative gains (losses).

   The table below details changes in unrealized gains (losses) for 2018, 2017 and 2016 by category for Level 3 assets and liabilities still held at December 31, 2018, 2017 and 2016 respectively.

                                                         EARNINGS (LOSS)
                                                ---------------------------------
                                                                  NET
                                                 INVESTMENT    DERIVATIVE
                                                    GAINS        GAINS
                                                (LOSSES), NET   (LOSSES)     OCI
                                                ------------- -----------  ------
                                                          (IN MILLIONS)
HELD AS OF DECEMBER 31, 2018:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $  (18)
     State and political subdivisions..........            --          --      (1)
     Asset-backed..............................            --          --      (7)
                                                ------------- -----------  ------
       Subtotal................................            --          --     (26)
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --      (1,068)     --
   Separate Accounts assets/(1)/...............            26          --      --
   GMxB derivative features liability..........            --        (786)     --
                                                ------------- -----------  ------
       Total................................... $          26 $    (1,854) $  (26)
                                                ============= ===========  ======
Held as of December 31, 2017:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $    4
     Commercial mortgage-backed................            --          --      45
     Asset-backed..............................            --          --      (9)
       Subtotal................................            --          --      40
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --          69      --
                                                ------------- -----------  ------
   Separate Accounts assets/(1)/...............            29          --      --
   GMxB derivative features liability..........            --       1,592      --
                                                ------------- -----------  ------
       Total................................... $          29 $     1,661  $   40
                                                ============= ===========  ======
Held as of December 31, 2016:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $   11
     State and political subdivisions..........            --          --      (1)
     Commercial mortgage-backed................            --          --       9
     Asset-backed..............................            --          --       1
                                                ------------- -----------  ------
       Subtotal................................            --          --      20
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --        (262)     --
   Separate Accounts assets/(1)/...............            20          --      --
   GMxB derivative features liability..........            --         137      --
                                                ------------- -----------  ------
       Total................................... $          20 $      (125) $   20
                                                ============= ===========  ======

   --------
   /(1)/There is an investment expense that offsets this investment gain (loss).

   The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2018 and 2017, respectively.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS AT DECEMBER 31,
                                     2018

                                FAIR            VALUATION                 SIGNIFICANT                       WEIGHTED
                                VALUE           TECHNIQUE              UNOBSERVABLE INPUT         RANGE     AVERAGE
                                ------ ---------------------------- ------------------------  ------------- --------
                                                                   (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for- sale:
   Corporate................... $   93 Matrix pricing model            Spread over Benchmark  15 - 580 BPS  104 BPS

                                   881 Market comparable companies                    EBITDA  4.1X - 37.8X   12.1X
                                                                          multiples Discount  6.4% - 16.5%   10.7%
                                                                    rate Cash flow multiples  1.8X - 18.0X   11.4X
--------------------------------------------------------------------------------------------------------------------

Separate Accounts assets.......    352 Third party appraisal        Capitalization rate Exit      4.4%
                                                                              capitalization      5.6%
                                                                          rate Discount rate      6.5%

                                     1 Discounted cash flow                 Spread over U.S.
                                                                     Treasury curve Discount     248 BPS
                                                                                      factor      5.1%
--------------------------------------------------------------------------------------------------------------------

GMIB reinsurance                                                      Lapse rates Withdrawal
  contract asset...............  1,991   Discounted cash flow              rates Utilization  1.0% - 6.27%
                                                                       rates Non-performance   0.0% - 8.0%
                                                                                        risk  0.0% - 16.0%
                                                                          Volatility rates -  74 - 159 BPS
                                                                            Equity Mortality  10.0% - 34.0%
                                                                        rates/(1)/: Ages 0 -  0.01% - 0.18%
                                                                     40 Ages 41 - 60 Ages 60  0.07% - 0.54%
                                                                                       - 115  0.42% - 42.0%
--------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMIBNLG........................  5,341 Discounted cash flow                  Non-performance     189 BPS
                                                                                  risk Lapse  0.8% - 26.2%
                                                                      rates Withdrawal rates  0.0% - 12.1%
                                                                     Annuitization Mortality  0.0% - 100.0%
                                                                        rates/(1)/: Ages 0 -  0.01% - 0.19%
                                                                     40 Ages 41 - 60 Ages 60  0.06% - 0.53%
                                                                                       - 115  0.41% - 41.2%
--------------------------------------------------------------------------------------------------------------------

GWBL/GMWB......................    130 Discounted cash flow           Lapse rates Withdrawal   0.5% - 5.7%
                                                                           rates Utilization   0.0% - 7.0%
                                                                    rates Volatility rates -   100% AFTER
                                                                                      Equity      DELAY
                                                                                              10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

GIB............................   (48) Discounted cash flow           Lapse rates Withdrawal   0.5% - 5.7%
                                                                           rates Utilization   0.0% - 8.0%
                                                                    rates Volatility rates -  0.0% - 16.0%
                                                                                      Equity  10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

GMAB...........................      7 Discounted cash flow           Lapse rates Volatility   1.0% - 5.7%
                                                                              rates - Equity  10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

   --------
  /(1)/Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS AT DECEMBER 31,
                                     2017

                                Fair         Valuation                  Significant                           Weighted
                                Value        Technique               Unobservable Input             Range     Average
                               ------- ---------------------- --------------------------------- ------------- --------
                                                                (in millions)
Assets:
Investments:
  Fixed maturities,
   available-for-sale:
   Corporate.................. $    53 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 - 565 bps  125 bps

                                   789 Market comparable                       EBITDA multiples 5.3x - 27.9x   12.9x
                                         companies                                Discount rate 7.2% - 17.0%   11.1%
                                                                            Cash flow multiples 9.0x - 17.7x   13.1x
----------------------------------------------------------------------------------------------------------------------

Separate Accounts assets......     326 Third party appraisal                Capitalization rate     4.6%
                                                                       Exit capitalization rate      5.6%
                                                                                  Discount rate     6.6%

                                     1 Discounted cash flow
                                                                Spread over U.S. Treasury curve    243 bps
                                                                                Discount factor     4.4%
----------------------------------------------------------------------------------------------------------------------

GMIB reinsurance                10,488 Discounted cash flow                         Lapse rates  1.0% - 6.3%
  contract asset..............                                                 Withdrawal rates  0.0% - 8.0%
                                                                         GMIB Utilization rates 0.0% - 16.0%
                                                                           Non-performance risk 5bps - 10bps
                                                                      Volatility rates - Equity 9.9% - 30.9%
                                                                          Mortality rates/(1)/:
                                                                                    Ages 0 - 40 0.01% - 0.18%
                                                                                   Ages 41 - 60 0.07% - 0.54%
                                                                                  Ages 60 - 115 0.42% - 42.0%
----------------------------------------------------------------------------------------------------------------------

Liabilities:
GMIBNLG.......................   4,149 Discounted cash flow                Non-performance risk     1.0%
                                                                                    Lapse rates 0.8% - 26.2%
                                                                               Withdrawal rates 0.0% - 12.4%
                                                                              Utilization rates 0.0% - 16.0%
                                                                           NLG Forfeiture rates  0.6% - 2.1%
                                                                    Long-term equity volatility     20.0%
                                                                          Mortality rates/(1)/:
                                                                                    Ages 0 - 40 0.01% - 0.19%
                                                                                   Ages 41 - 60 0.06% - 0.53%
                                                                                  Ages 60 - 115 0.41% - 41.2%
----------------------------------------------------------------------------------------------------------------------
GWBL/GMWB.....................     130 Discounted cash flow                         Lapse rates  0.9% - 5.7%
                                                                               Withdrawal rates  0.0% - 7.0%
                                                                              Utilization rates 0.0% - 16.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------
GIB...........................    (27) Discounted cash flow                         Lapse rates 0.5% - 11.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------
GMAB..........................       5 Discounted cash flow                         Lapse rates 0.5% - 11.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------

   --------
  /(1)/Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

   Excluded from the tables above at December 31, 2018 and 2017, respectively, are approximately $826 million and $392 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2018 and 2017, there were no Level 3 securities that were determined by application of a matrix-pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2018 and 2017, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts assets classified as Level 3 in the table at December 31, 2018 and 2017, primarily consist of a private real estate fund and mortgage loans. A third-party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasury securities would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

   The carrying values and fair values at December 31, 2018 and 2017 for financial instruments not otherwise disclosed in Note 3 are presented in the table below.

                                                                     FAIR VALUE
                                               CARRYING  -----------------------------------
                                                VALUE    LEVEL 1  LEVEL 2  LEVEL 3   TOTAL
                                              ---------- -------- -------- -------- --------
                                                              (IN MILLIONS)
DECEMBER 31, 2018:
Mortgage loans on real estate................ $   11,818 $     -- $     -- $ 11,478 $ 11,478
Loans to affiliates..........................        600       --      603       --      603
Policyholders' liabilities:
  Investment contracts.......................      1,974       --       --    2,015    2,015
FHLBNY funding agreements....................      4,002       --    3,956       --    3,956
Policy loans.................................      3,267       --       --    3,944    3,944
Short-term and long-term debt................         --       --       --       --       --
Loans from affiliates........................        572       --      572       --      572
Separate Accounts liabilities................      7,406       --       --    7,406    7,406

December 31, 2017:
Mortgage loans on real estate................ $   10,935 $     -- $     -- $ 10,895 $ 10,895
Loans to affiliates..........................        703       --      700       --      700
Policyholders' liabilities:
  Investment contracts.......................      2,068       --       --    2,170    2,170
FHLBNY funding agreements....................      3,014       --    3,020       --    3,020
Policy loans.................................      3,315       --       --    4,210    4,210
Short-term and long-term debt................        203       --      202       --      202
Separate Accounts liabilities................      7,537       --       --    7,537    7,537

   As our COLI policies are recorded at their cash surrender value, they are not required to be included in the table above. For further details of our accounting policies pertaining to COLI, see Note 2.

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Fair values for the Company's long-term debt related to real estate joint ventures are determined by a third-party appraisal and assessed for reasonableness. The Company's short-term debt primarily includes commercial paper with short-term maturities and carrying value approximates fair value. The fair values for the Company's other long-term debt are determined by Bloomberg's evaluated pricing service, which uses direct observations or observed comparables. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as for such transactions with third parties, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   The fair values of the Company's funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLB.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) INSURANCE LIABILITIES

   Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   LIABILITIES FOR VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES AND NO NLG FEATURE

   The change in the liabilities for variable annuity contracts with GMDB and GMIB features and no NLG feature are summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in Future policy benefits and other policyholders' liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in Amounts due from reinsurers.

CHANGE IN LIABILITY FOR VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES
                                      AND
                                NO NLG FEATURE

             FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                    GMDB              GMIB
                                              ----------------  ----------------
                                               DIRECT   CEDED   DIRECT    CEDED
                                              -------  -------  ------  --------
                                                         (IN MILLIONS)

Balance at January 1, 2016................... $ 2,991  $(1,430) $3,886  $(10,575)
  Paid guarantee benefits....................    (357)     174    (281)      230
  Other changes in reserve...................     525     (302)    203        31
                                              -------  -------  ------  --------
Balance at December 31, 2016.................   3,159   (1,558)  3,808   (10,314)
  Paid guarantee benefits....................    (354)     171    (151)      115
  Other changes in reserve...................   1,249     (643)  1,097      (289)
                                              -------  -------  ------  --------
Balance at December 31, 2017.................   4,054   (2,030)  4,754   (10,488)
  Paid guarantee benefits....................    (394)      70    (153)       61
  Other changes in reserve...................     994    1,853    (860)    8,435
                                              -------  -------  ------  --------
Balance at December 31, 2018................. $ 4,654  $  (107) $3,741  $ (1,992)
                                              =======  =======  ======  ========

   LIABILITIES FOR EMBEDDED AND FREESTANDING INSURANCE RELATED DERIVATIVES

   The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7.

   ACCOUNT VALUES AND NET AMOUNT AT RISK

   Account Values and Net Amount at Risk ("NAR") for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2018 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

         DIRECT VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES
                            AS OF DECEMBER 31, 2018

                                                                     GUARANTEE TYPE
                                               ---------------------------------------------------------
                                                RETURN OF
                                                 PREMIUM     RATCHET      ROLL-UP     COMBO      TOTAL
                                               ----------  -----------  ----------  ---------  ---------
                                                      (IN MILLIONS; EXCEPT AGE AND INTEREST RATE)
Variable annuity contracts with GMDB features
---------------------------------------------
  Account Values invested in:
   General Account............................ $   14,035  $       102  $       61  $     184  $  14,382
   Separate Accounts..........................     41,463        8,382       2,903     30,406     83,154
                                               ----------  -----------  ----------  ---------  ---------
  Total Account Values........................ $   55,498  $     8,484  $    2,964  $  30,590  $  97,536
                                               ==========  ===========  ==========  =========  =========

  Net Amount at Risk, gross................... $      418  $       791  $    2,291  $  20,587  $  24,087
                                               ==========  ===========  ==========  =========  =========
  Net Amount at Risk, net of
   amounts reinsured.......................... $      418  $       772  $    1,615  $  20,587  $  23,392
                                               ==========  ===========  ==========  =========  =========

Average attained age of policyholders
  (in years)..................................       51.4         67.0        73.6       69.0       55.3
  Percentage of policyholders over age 70.....       10.0%        43.0%       65.5%      49.9%      18.8%
  Range of contractually specified
   interest rates.............................        N/A          N/A      3% - 6%  3% - 6.5%  3% - 6.5%

Variable annuity contracts with GMIB features
---------------------------------------------
  Account Values invested in:
   General Account............................ $       --  $        --  $       19  $     251  $     270
   Separate Accounts..........................         --           --      19,407     33,428     52,835
                                               ----------  -----------  ----------  ---------  ---------
  Total Account Values........................ $       --  $        --  $   19,426  $  33,679  $  53,105
                                               ==========  ===========  ==========  =========  =========

  Net Amount at Risk, gross................... $       --  $        --  $      994  $   9,156  $  10,150
                                               ==========  ===========  ==========  =========  =========
  Net Amount at Risk, net of
   amounts reinsured.......................... $       --  $        --  $      309  $   8,268  $   8,577
                                               ==========  ===========  ==========  =========  =========

Average attained age of policyholders
  (in years)..................................        N/A          N/A        68.9       68.8       68.8
  Weighted average years remaining
   until annuitization........................        N/A          N/A         1.7        0.5        0.6
  Range of contractually specified
   interest rates.............................        N/A          N/A      3% - 6%  3% - 6.5%  3% - 6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance Agreements" in Note 10.

   Separate Account Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

   The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company's variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                      AS OF DECEMBER 31,
                                              -----------------------------------
                                                    2018              2017
                                              ----------------- -----------------
                                                GMDB     GMIB     GMDB     GMIB
                                              -------- -------- -------- --------
                                                         (IN MILLIONS)
Investment type:
----------------
Equity....................................... $ 35,541 $ 15,759 $ 41,658 $ 19,676
Fixed income.................................    5,173    2,812    5,469    3,110
Balanced.....................................   41,588   33,974   46,577   38,398
Other........................................      852      290      968      314
                                              -------- -------- -------- --------
Total........................................ $ 83,154 $ 52,835 $ 94,672 $ 61,498
                                              ======== ======== ======== ========

   Hedging Programs for GMDB, GMIB, GIB and Other Features

   Beginning in 2003, the Company established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in Net investment income (loss) in the period in which they occur, and may contribute to income (loss) volatility.

   Variable and Interest-Sensitive Life Insurance Policies -- NLG

   The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The change in the liabilities for NLG liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets is summarized in the table below:

                                                     DIRECT    REINSURANCE
                                                    LIABILITY     CEDED      NET
                                                   ----------  -----------  -----
                                                            (IN MILLIONS)
Balance at January 1, 2016........................ $    1,144  $      (510) $ 634
  Other changes in reserves.......................         38          (96)   (58)
                                                   ----------  -----------  -----
Balance at December 31, 2016......................      1,182         (606)   576
  Paid guarantee benefits.........................        (24)          --    (24)
  Other changes in reserves.......................       (466)         (58)  (524)
                                                   ----------  -----------  -----
Balance at December 31, 2017......................        692         (664)    28
  Paid guarantee benefits.........................        (23)          --    (23)
  Other changes in reserves.......................        118          (69)    49
                                                   ----------  -----------  -----
Balance at December 31, 2018...................... $      787  $      (733) $  54
                                                   ==========  ===========  =====

9) REVENUE RECOGNITION

   See "Revenue Recognition" in Note 2 for a description of the revenues presented in the table below. The adoption of ASC 606 had no material impact on revenue recognition in 2018. The table below presents the revenues recognized for the years ended December 31, 2018, 2017 and 2016, disaggregated by category:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                         2018     2017    2016
                                                       -------- -------- ------
                                                            (IN MILLIONS)
Investment management, advisory and service fees:
  Base fees........................................... $    728 $    720 $  674
  Distribution services...............................      301      287    277
                                                       -------- -------- ------
   Total investment management and service fees....... $  1,029 $  1,007 $  951
                                                       ======== ======== ======
Other income.......................................... $     33 $     35 $   23
                                                       ======== ======== ======

   For revenue related to AB, see Note 19.

10)REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The following table summarizes the effect of reinsurance:

                                                     YEARS ENDED DECEMBER 31,
                                                    --------------------------
                                                      2018      2017     2016
                                                    --------  --------  ------
                                                           (IN MILLIONS)
Direct premiums.................................... $    836  $    880  $  850
Reinsurance assumed................................      186       195     206
Reinsurance ceded..................................     (160)     (171)   (176)
                                                    --------  --------  ------
Net premiums....................................... $    862  $    904  $  880
                                                    ========  ========  ======
Policy charges and fee income ceded................ $    467  $    718  $  640
                                                    ========  ========  ======
Policyholders' benefits ceded...................... $    592  $    694  $  942
                                                    ========  ========  ======

   Ceded Reinsurance

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

   Effective February 1, 2018, AXA Equitable Life entered into a coinsurance reinsurance agreement (the "Coinsurance Agreement") to cede 90% of its single premium deferred annuities ("SPDA") products issued between 1978-2001 and its Guaranteed Growth Annuity ("GGA") single premium deferred annuity products issued between 2001-2014. As a result of this agreement, AXA Equitable Life transferred securities with a market value of $604 million and cash of $31 million to equal the statutory reserves of approximately $635 million. As the risks transferred by AXA Equitable Life to the reinsurer under the Coinsurance Agreement are not considered insurance risks and therefore do not qualify for reinsurance accounting, AXA Equitable Life applied deposit accounting. Accordingly, AXA Equitable Life recorded the transferred assets of $635 million as a deposit asset recorded in Other assets, net of the ceding commissions paid to the reinsurer.

   At December 31, 2018 and 2017, the Company had reinsured with non-affiliates in the aggregate approximately 2.9% and 3.5%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 15.5% and 16.8% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives were $1,991 million and $10,488 million at December 31, 2018 and 2017, respectively. The estimated fair values decreased $8,497 million and $268 million during 2018 and 2016, respectively, and increased $174 million during 2017.

   At December 31, 2018 and 2017, third-party reinsurance recoverables related to insurance contracts amounted to $2,243 million and $2,420 million, respectively. Additionally, $1,689 million and $1,882 million of the amounts due from reinsurers related to two specific reinsurers, Zurich Insurance Company Ltd. (AA -- rating by S&P), and Paul Revere Life Insurance Company (A -- rating by S&P).

   Reinsurance payables related to insurance contracts were $113 million and $134 million, at December 31, 2018 and 2017, respectively.

   The Company cedes substantially all of its group health business to a third-party insurer. Insurance liabilities ceded totaled $62 million and $71 million at December 31, 2018 and 2017, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   Assumed Reinsurance

   In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $712 million and $716 million at December 31, 2018 and 2017, respectively.

   For reinsurance agreements with affiliates, see "Related Party Transactions" in Note 12.

11)LONG-TERM DEBT

   Disposition of Real Estate Joint Ventures

   In March 2018, the Company sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the reduction of $202 million of long-term debt on the Company's balance sheet for the year ended December 31, 2018.

12)RELATED PARTY TRANSACTIONS

   Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. The Company has entered into a number of related party transactions with AXA and its subsidiaries that are not part of the Company (collectively, "AXA Affiliates") and other related parties that are described herein.

   Since transactions with related parties may raise potential or actual conflicts of interest between the related party and the Company, the Company is subject to Holdings' related party transaction policy which requires certain related party transactions to be reviewed and approved by independent Audit Committee members.

   Cost Sharing and General Service Agreements

   In the second quarter of 2018, AXA Equitable entered into a general services agreement with Holdings whereby AXA Equitable will benefit from the services received by Holdings from AXA Affiliates for a limited period following the Holdings IPO under a transition services agreement. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various AXA Affiliates. AXA Equitable continues to provide services to Holdings and various AXA Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $138 million for the year ended December 31, 2018 and are allocated based on cost center tracking of expenses. The cost centers are approved once a year and are updated based on business area needs throughout the year.

   Loans to Affiliates:

   AFFILIATE LOANS

   On April 20, 2018, AXA Equitable made a loan of $800 million to Holdings with an interest rate of 3.69% and maturing on April 20, 2021. Holdings repaid $200 million of the note on December 21, 2018. The unpaid principal balance of the note as of December 31, 2018 is $600 million.

   In September 2007, AXA issued a $700 million 5.7% Senior Unsecured Note to the Company. In January 2018, AXA pre-paid $50 million of the note. In April 2018, AXA pre-paid the remaining unpaid principal balance of this note.

   SENIOR SURPLUS NOTES

   On December 28, 2018, AXA Equitable, issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The surplus note is intended to have priority in right of payments and in all other respects to any and all other surplus notes issued by AXA Equitable at any time. AXA Equitable repaid this note on March 5, 2019.

   Affiliate fees, revenue and expenses

   INVESTMENT MANAGEMENT AND SERVICE FEES AND EXPENSES

   AXA Equitable FMG, a subsidiary of AXA Equitable, provides investment management and administrative services to EQAT, VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   AXA Investment Managers Inc. ("AXA IM") and AXA Rosenberg Investment Management LLC ("AXA Rosenberg") provide sub-advisory services with respect to certain portfolios of EQAT, VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers ("AXA REIM") manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   Effective December 31, 2018, AXA Equitable transferred its interest in ABLP, AB Holdings and the General Partner to a newly formed subsidiary and distributed the shares of the subsidiary to its direct parent which subsequently distributed the shares to Holdings (the "AB Business Transfer"). Accordingly, AB's related party transactions with AXA Affiliates and mutual funds sponsored by AB are now reflected as a discontinued operation in the Company's consolidated financial statements for all periods presented. Investment management and other services provided by AB to mutual funds sponsored by AB prior to the AB Business Transfer will continue based upon the Company's business needs. See Note 19 for further details of the AB Business Transfer and the discontinued operation.

   AFFILIATED DISTRIBUTION REVENUE AND EXPENSES

   AXA Distributors receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   AXA Equitable pays commissions and fees to AXA Distribution Holding Corporation and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   Insurance related transactions

   Prior to April 2018, AXA Equitable ceded to AXA RE Arizona, an indirect, wholly owned subsidiary of Holdings, a (i) 100% quota share of all liabilities for variable annuities with GMxB riders issued on or after January 1, 2006 and in-force on September 30, 2008 (the "GMxB Business"),
   (ii) 100% quota share of all liabilities for variable annuities with GMIB riders issued on or after May 1, 1999 through August 31, 2005 in excess of the liability assumed by two unaffiliated reinsurers, which are subject to certain maximum amounts or limitations on aggregate claims, and (iii) 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under certain series of universal life insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007.

   On April 12, 2018, AXA Equitable completed the unwind of the reinsurance previously provided to AXA Equitable by AXA RE Arizona. Accordingly, all of the business previously ceded to AXA RE Arizona, with the exception of the GMxB Business, was novated to EQ AZ Life Re Company ("EQ AZ Life Re"), a newly formed captive insurance company organized under the laws of Arizona, which is an indirect wholly owned subsidiary of Holdings. Following the novation of business to EQ AZ Life Re, AXA RE Arizona was merged with and into AXA Equitable. Following AXA RE Arizona's merger with and into AXA Equitable, the GMxB Business is not subject to any new internal or third-party reinsurance arrangements, though in the future AXA Equitable may reinsure the GMxB Business with third parties.

   AXA RE Arizona novated the Life Business from AXA RE Arizona to EQ AZ Life Re as part of the GMxB Unwind. As a result, EQ AZ Life Re reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007 and the Excess Risks.

   The GMxB Unwind was considered a pre-existing relationship required to be effectively settled at fair value. The loss relating to this relationship resulted from the settlement of the reinsurance contracts at fair value and the write-off of previously recorded assets and liabilities related to this relationship recorded in the Company's historical accounts. The pre-tax loss recognized in the second quarter of 2018 was $2.6 billion ($2.1 billion net of tax). The Company wrote-off a $1.8 billion deferred cost of reinsurance asset which was previously reported in Other assets. Additionally, the remaining portion of the loss was determining by calculating the difference between the fair value of the assets received compared to the fair value of the assets and liabilities already recorded within the Company's consolidated financial statements. The Company's primary assets previously recorded were reinsurance recoverables, including the reinsurance recoverable associated with GMDB business. There was an approximate $400 million difference between the fair value of the GMDB recoverable compared to its carrying value which is accounted for under ASC 944.

   The assets received and the assets removed were as follows:

                                                    AS OF APRIL 12, 2018
                                                       (IN MILLIONS)
                                              ASSETS RECEIVED  ASSETS REMOVED
                                              --------------- ----------------
Assets at fair value:
  Fixed income securities.................... $         7,083
  Short-term investments.....................             205
  Money market funds.........................               2
  Accrued interest...........................              43
  Derivatives................................             282
  Cash and cash equivalents..................           1,273
                                              ---------------
  Total...................................... $         8,888
                                              ===============
Deferred cost of reinsurance asset...........                 $          1,839
GMDB ceded reserves..........................                            2,317
GMIB reinsurance contract asset..............                            7,463
Payable to AXA RE Arizona....................                              270
                                                              ----------------
  Total......................................                 $         11,889
                                                              ================

   Significant non-cash transactions involved in the unwind of the reinsurance previously provided to AXA Equitable Life by AXA RE Arizona included:
   (a) the increase in total investments includes non-cash activities of $7,615 million for assets received related to the recapture transaction,
   (b) cancellation of the $300 million surplus note between the Company and AXA RE Arizona, and (c) settlement of the intercompany receivables/payables to AXA RE Arizona of $270 million. In addition, upon merging the remaining assets of AXA Re Arizona into AXA Equitable, $1.2 billion of deferred tax assets were recorded on the balance sheet through an adjustment to Capital in excess of par value.

   The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to AXA Equitable. At December 31, 2018, the Company's GMIB reinsurance asset with EQ AZ Life Re had carrying values of $259 million and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2018 totaled approximately $100 million. Ceded claims paid in 2018 were $78 million.

   Prior to April 2018, AXA Equitable reinsured to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsured a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provided important capital management benefits to AXA Equitable. At December 31, 2017, the Company's GMIB reinsurance asset with AXA RE Arizona had a carrying value of $8,594 million and was reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017 and 2016 totaled approximately $454 million and $447 million, respectively. Ceded claims paid in 2017 and 2016 were $213 million and $65 million, respectively.

   The Company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent that EQ AZ Life Re holds assets in an irrevocable trust (the "Trust"). At December 31, 2018, EQ AZ Life Re held assets of $1.6 billion in the Trust, and had letters of credit of $2.5 billion, which are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact EQ AZ Life Re's liquidity.

   AXA Global Life retrocedes a quota share portion of certain life and health risks of various AXA Affiliates to AXA Equitable on a one-year term basis. Also, AXA Life Insurance Company Ltd. cedes a portion of its variable deferred annuity business to AXA Equitable.

   Premiums earned in 2018, 2017 and 2016 were $20 million, $20 million and $20 million, respectively. Claims and expenses paid in 2018, 2017 and 2016 were $8 million, $5 million, and $6 million, respectively.

   REINSURANCE CEDED

   AXA Equitable cedes a portion of its life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Equitable has entered into a Life Catastrophe Excess of Loss Reinsurance Agreement with a number of subscribing reinsurers, including AXA Global Life. AXA Global Life participates in 5% of the pool, pro-rata, across the upper and lower layers.

   Premiums and expenses paid for the above agreements in 2018, 2017 and 2016 were $4 million, $4 million, and $4 million, respectively.

   Other Transactions

   On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. As a result, Holdings assumed AXA Financial's obligations with respect to the Company, including obligations related to certain benefit plans.

   In March 2018, AXA Equitable sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the reduction of $202 million of long-term debt on the Company's balance sheet for the year ended December 31, 2018.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), of which AXA Equitable owns 70% and Saum Sing owns 30%. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million.

   Insurance Coverage Provided by XL Catlin

   On September 12, 2018, AXA Group acquired XL Catlin. Prior to the acquisition, AXA Equitable had ceded part of our disability income business to XL Catlin and as of December 31, 2018, the reserves ceded were $93 million.

   Expenses and Revenues for 2018, 2017 and 2016

   The table below summarizes the expenses reimbursed to/from the Company and the fees received/paid by the Company in connection with certain services described above for the years ended December 31, 2018, 2017 and 2016.

                                                    YEARS ENDED DECEMBER 31,
                                                   --------------------------
                                                     2018     2017     2016
                                                   -------- -------- --------
                                                         (IN MILLIONS)
EXPENSES PAID OR ACCRUED FOR:
Paid or accrued commission and fee expenses for
  sale of insurance products by AXA Distribution.. $    613 $    608 $    587
General services provided by AXA Affiliates.......      109      186      188
Investment management services provided by AXA
  IM, AXA REIM and AXA Rosenberg..................        2        5        2
                                                   -------- -------- --------
Total............................................. $    724 $    799 $    777
                                                   ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR:
Investment management and administrative services
  provided to EQAT, VIP Trust, 1290 Funds and
  Other AXA Trusts................................ $    727 $    720 $    674
General services provided to AXA Affiliates.......      463      439      497
Amounts received or accrued for commissions and
  fees earned for sale of MONY America's
  insurance products..............................       44       45       43
                                                   -------- -------- --------
Total............................................. $  1,234 $  1,204 $  1,214
                                                   ======== ======== ========

13)EMPLOYEE BENEFIT PLANS

   401(k)

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $19 million, $15 million and $16 million for the years ended December 31, 2018, 2017 and 2016, respectively. In December 2018 the Company announced a 3% Company match for the AXA Equitable 401(k) Plan beginning January 1, 2019. This match will supplement the existing Company contribution on eligible compensation.

   Pension plan

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of AXA Equitable Life under the AXA Equitable Life QP was transferred from AXA Equitable Life to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. AXA Equitable Life remains secondarily liable for its obligations under the AXA Equitable Life QP and would recognize such liability in the event Holdings does not perform under the terms of the Assumption Agreement.

   The AXA Equitable QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2018, 2017 and 2016, expenses related to the plan were $60 million, $27 million and $31 million, respectively.

   The following table presents the funded status of the plan.

                                                                    AS OF DECEMBER 31,
                                                                    ------------------
                                                                      2018      2017
                                                                    --------  --------
                                                                       (IN MILLIONS)
LEGAL NAME OF PLAN: AXQ EQUITABLE RETIREMENT PLAN  EIN# 13-5570651
  Total Plan Assets................................................ $  1,993  $  2,325
                                                                    ========  ========
  Accumulated Benefit Obligation................................... $  2,039  $  2,389
                                                                    ========  ========
  Funded Status....................................................     97.8%     97.3%

   In addition to the AXA Equitable QP, AXA Equitable Life sponsors a non-qualified retirement plan, a medical and life retiree plan, and a post employment plan. The expenses related to these plans were $70 million, $37 million and $44 million for the years ended December 31, 2018, 2017 and 2016, respectively.

14)SHARE-BASED COMPENSATION PROGRAMS

   Compensation costs for 2018, 2017 and 2016 for share-based payment arrangements as further described herein are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                   -----------------------------------
                                                      2018        2017        2016
                                                   ----------- ----------- -----------
                                                              (IN MILLIONS)
Performance Shares/(1)/........................... $        12 $        18 $        17
Stock Options.....................................           2           1           1
AXA Shareplan.....................................          --           9          14
Restricted Stock Unit Awards/(2)/.................          16           2          --
Other Compensation Plans/(3)/.....................          --          --           1
                                                   ----------- ----------- -----------
Total Compensation Expenses....................... $        30 $        30 $        33
                                                   =========== =========== ===========

   --------
  /(1)/Reflects change to performance share retirement rules. Specifically, individuals who retire at any time after the grant date will continue to vest in their 2017 performance shares while individuals who retire prior to March 1, 2019 will forfeit all 2018 performance shares.
  /(2)/Reflects a $10 million adjustment for awards in 2018 with graded vesting, service-only conditions from the graded to the straight-line attribution method.
  /(3)/Includes stock appreciation rights and employee stock purchase plans.

   In 2017 and prior years, equity awards for employees and directors were available under the umbrella of AXA's global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA's stock.

   Following the IPO, Holdings has granted equity awards under the AXA Equitable Holdings, Inc. 2018 Omnibus Incentive Plan (the "Omnibus Plan") which was adopted by Holdings on April 25, 2018. Awards under the Omnibus Plan are linked to Holdings' common stock. As of December 31, 2018, the common stock reserved and available for issuance under the Omnibus Plan was
   5.5 million shares.

   2018 Equity Awards

   All 2018 equity awards for Company employees and directors were granted under the Omnibus Plan. Accordingly, all grants discussed in this section will be settled in shares of Holdings' common stock. As described below, Holdings made various grants of equity awards linked to the value of Holdings' common stock in 2018. For awards with graded vesting schedules and service-only vesting conditions, including restricted stock units ("RSUs") and other forms of share-based payment awards, the Company applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2018 grants were considered immaterial in the recognition of compensation cost.

   TRANSACTION INCENTIVE AWARDS

   On May 9, 2018, coincident with the IPO, Holdings granted one-time "Transaction Incentive Awards" to executive officers and certain other Company employees in the form of 0.6 million Holdings RSUs. Fifty percent of the Holdings RSUs will vest based on service over a two-year period from the IPO date (the "Service Units"), and fifty percent will vest based on service and a market condition (the "Performance Units"). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. If the market condition is not achieved, 50% of the Performance Units may still vest based on five years of continued service and the remaining Performance Units will be forfeited. The $6 million aggregate grant-date fair value of the 0.3 million Service Units was measured at the $20 IPO price of a Holdings share and will be charged to compensation expense over the stated requisite service periods.

   The grant-date fair value of half of the Performance Units, or 0.2 million Holdings RSUs, was also measured at the $20 IPO price for a Holdings share as employees are still able to vest in these awards even if the share price growth targets are not achieved. The resulting $3 million for these awards will be charged to compensation expense over the five-year requisite service period. The grant-date fair value of $16.47 was used to value the remaining half of the Performance Units that are subject to risk of forfeiture for non-achievement of the Holdings share price conditions. The grant date fair value was measured using a Monte Carlo simulation from which a five-year requisite service period was derived, representing the median of the distribution of stock price paths on which the market condition is satisfied, over which the total $3 million compensation expense will be recognized. In 2018, the Company recognized compensation expense associated with the Transaction Incentive Awards of approximately $6 million.

   SPECIAL IPO GRANT

   Also, on May 9, 2018, Holdings made a grant of 0.2 million Holdings RSUs to Company employees , or 50 restricted stock units to each eligible individual, that cliff vested on November 9, 2018. The grant-date fair value of the award was measured using the $20 IPO price for a Holdings share and the resulting $5 million has been recognized as compensation expense over the six-month service period ending November 9, 2018.

   ANNUAL AWARDS UNDER 2018 EQUITY PROGRAM

   Annual awards under Holdings' 2018 equity program consisted of a mix of equity vehicles including Holdings RSUs, Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

    Holdings RSUs

   On May 17, 2018, Holdings granted 0.8 million Holdings RSUs to Company employees that vest ratably in equal annual installments over a three-year period on each of the first three anniversaries of March 1, 2018. The fair value of the award was measured using the closing price of the Holdings share on the grant date, and the resulting $18 million will be recognized as compensation expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019.

    Holdings Stock Options

   On June 11, 2018, Holdings granted 0.9 million Holdings stock options to Company employees. These options expire on March 1, 2028 and have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries of March 1, 2018. The exercise price for the options is $21.34, which was the closing price of a Holdings share on the grant date. The weighted average grant date fair value per option was estimated at $4.61 using a Black-Scholes options pricing model. Key assumptions used in the valuation included expected volatility of 25.4% based on historical selected peer data, a weighted average expected term of 5.7 years as determined by the simplified method, an expected dividend yield of 2.44% based on Holdings' expected annualized dividend, and a risk-free interest rate of 2.83%. The total fair value of these options of approximately $4 million will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019. In 2018, the Company recognized expense associated with the June 11, 2018 option grant of approximately $2 million.

    Holdings Performance Shares

   On May 17, 2018, Holdings granted 0.4 million unearned Holdings performance shares to Company employees, subject to performance conditions and a cliff-vesting term ending March 1, 2021. The performance shares consist of two distinct tranches; one based on the Company's return-on-equity targets (the "ROE Performance Shares") and the other based on the Holdings' relative total shareholder return targets (the "TSR Performance Shares"), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares will be established once the 2019 and 2020 Non-GAAP ROE target are determined and approved.

   The grant-date fair value of the TSR Performance Shares was measured at $23.17 using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The resulting $4 million aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019. In 2018, the Company recognized expense associated with the TSR Performance Share awards of approximately $2 million.

   Prior Equity Award Grants and Settlements

   Prior to adoption of the Omnibus Plan, Company employees were granted AXA ordinary share options under the AXA Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan"). There is no limitation in the Stock Option Plan on the number of shares that may be issued pursuant to option or other grants.

   Employees were also granted AXA performance shares under the AXA International Performance Shares Plan established for each year (the "Performance Share Plan").

   The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

   2017 PERFORMANCE SHARES GRANT

   On June 21, 2017, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to Company employees. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the Company are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2018 and 2017, the expense associated with the June 21, 2017 grant of performance shares was approximately $4 million and $9 million, respectively.

   2016 PERFORMANCE SHARES GRANT

   On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to Company employees of AXA Equitable. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the Company are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2018, 2017 and 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $4 million, $4 million and $10 million, respectively.

   SETTLEMENT OF 2014 GRANT IN 2017

   On March 24, 2017, share distributions totaling of approximately $21 million were made to active and former AXA Equitable employees in settlement of
   2.3 million performance shares earned under the terms of the AXA Performance Share Plan 2014.

   OTHER GRANTS

   Prior to the IPO, non-officer directors were granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually under The Equity Plan for Directors.

   AXA restricted stock units ("AXA RSUs") were also granted to certain Company executives. The AXA RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   Summary of Stock Option Activity

   A summary of activity in the AXA and Holdings option plans during 2018 follows:

                                                                         OPTIONS OUTSTANDING
                                              -------------------------------------------------------------------------
                                                    EQH SHARES           AXA ORDINARY SHARES         AXA ADRS/(2)/
                                              ---------------------- --------------------------- ----------------------
                                                           WEIGHTED                  WEIGHTED                 WEIGHTED
                                                NUMBER     AVERAGE     NUMBER        AVERAGE       NUMBER     AVERAGE
                                              OUTSTANDING  EXERCISE  OUTSTANDING     EXERCISE    OUTSTANDING  EXERCISE
                                              (IN 000'S)    PRICE    (IN 000'S)       PRICE      (IN 000'S)    PRICE
                                              -----------  --------- -----------  -------------- -----------  ---------

Options Outstanding at January 1, 2018.......          --  $      --       3,653  (EURO)   17.36          20  $   20.98
Options granted..............................         869  $   21.34          --  (EURO)      --          --  $      --
Options exercised............................          --  $      --        (337) (EURO)   11.80          --  $      --
Options forfeited, net.......................         (35) $   21.34          --  (EURO)      --          --  $      --
Options expired..............................          --  $      --        (707) (EURO)   17.45          (5) $   35.25
                                              -----------            -----------                 -----------
Options Outstanding at December 31, 2018.....         834  $   21.34       2,609  (EURO)   18.20          15  $   15.37
                                              ===========  ========= ===========  ============== ===========  =========
Aggregate Intrinsic Value/(1)/...............              $      --              (EURO)   2,383              $     151
                                                           =========              ==============              =========
Weighted Average Remaining Contractual Term
  (in years).................................        9.16                   4.50                        0.58
                                              ===========            ===========                 ===========
Options Exercisable at December 31, 2018.....          --  $      --       1,369  (EURO)   15.27          15  $   15.37
                                              ===========  ========= ===========  ============== ===========  =========
Aggregate Intrinsic Value/(1)/...............              $      --              (EURO)   7,698              $     151
                                                           =========              ==============              =========
Weighted Average Remaining Contractual Term
  (in years).................................          --                   2.45                        0.58
                                              ===========            ===========                 ===========

   --------
  /(1)/Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2018 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher then market prices, intrinsic value is shown as zero.
  /(2)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase Holdings and AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2018, 2017 and 2016, respectively.

                                               EQH Shares   AXA Ordinary Shares/(1)/
                                              ------------  ------------------------
                                                  2018      2018   2017       2016
                                              ------------  ---- --------  ---------
Dividend yield...............................         2.44%   NA     6.53%      6.49%
Expected volatility..........................        25.40%   NA    25.05%      26.6%
Risk-free interest rates.....................         2.83%   NA     0.59%      0.33%
Expected life in years.......................          9.7    NA      8.8        8.1
Weighted average fair value per option at
  grant date................................. $       4.61    NA $   2.01  $    2.06

   --------
  /(1)/There were no options to buy AXA Ordinary Shares awarded during 2018. As such, the input assumptions for 2018 are not applicable.

   As of December 31, 2018, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.2 years. As of December 31, 2018, approximately $3 million of unrecognized compensation cost related to Holdings unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 0.8 years.

   Options

   The fair value of AXA stock options is calculated using the Black-Scholes option pricing model. The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

   Restricted Awards

   The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award.

   For 2018, 2017 and 2016, respectively, the Company recognized compensation costs of $16 million, $2 million and $0 million for outstanding restricted stock and AXA RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for AXA RSUs. At December 31, 2018, approximately 2.3 million restricted Holdings and AXA ordinary share awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $19 million, net of estimated pre-vesting forfeitures, and is expected to be recognized over a weighted average period of 1.2 years.

   The following table summarizes restricted Holdings share and AXA ordinary share activity for 2018.

                                                                   WEIGHTED                        WEIGHTED
                                              SHARES OF HOLDINGS   AVERAGE      SHARES OF AXA      AVERAGE
                                               RESTRICTED STOCK   GRANT DATE   RESTRICTED STOCK   GRANT DATE
                                                (IN THOUSANDS)    FAIR VALUE    (IN THOUSANDS)    FAIR VALUE
                                              ------------------ ------------- ---------------- ---------------
Unvested as of January 1, 2018...............                 -- $          --               84 $         21.07
Granted......................................              1,696 $       20.83               -- $            --
Cancelled....................................                 56 $       21.21               -- $         26.64
Vested.......................................                381 $       21.09               36 $         21.99
                                              ------------------ -------------  --------------- ---------------
Unvested as of December 31, 2018.............              1,259 $       21.00               48 $         20.38
                                              ================== =============  =============== ===============

   Employee Stock Purchase Plans

   AXA SHAREPLAN 2017

   In 2017, eligible employees of AXA Equitable were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan, AXA's annual global stock purchase plan. Eligible employees could have reserved a share purchase during the reservation period from August 28, 2017 through September 8, 2017 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 13, 2017 through October 17, 2017. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 11, 2017 to the discounted formula subscription price in Euros. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of (Euro)20.19 per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of (Euro)22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2018, which is July 1, 2022. All subscriptions became binding and irrevocable on October 17, 2017.

   The Company recognized compensation expense of $9 million and $14 million in the years ended December 31, 2017 and 2016 respectively, in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2017 and 2016 primarily invested under Investment Option B for the purchase of approximately of 4 million and 6 million AXA ordinary shares, respectively.

   HOLDINGS STOCK PURCHASE PLAN

   During 2018, Holdings introduced the AXA Equitable Holdings, Inc. Stock Purchase Program ("SPP"). Participants are able to contribute up to 100% of their eligible compensation and receive a matching contribution in cash equal to 15% of their payroll contribution, which will be used to purchase Holdings shares. Purchases will be made on the last trading day of each month at the prevailing market rate.

15)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                        2018    2017     2016
                                                       ------ --------  ------
                                                            (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit........................... $  234 $     (6) $ (274)
  Deferred (expense) benefit..........................    212    1,216     438
                                                       ------ --------  ------
Total................................................. $  446 $  1,210  $  164
                                                       ====== ========  ======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21%, 35% and 35% for 2018, 2017 and 2016, respectively. The sources of the difference and their tax effects are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2018     2017     2016
                                                      ------  --------  ------
                                                            (IN MILLIONS)
Expected income tax (expense) benefit................ $  311  $   (542) $   14
Noncontrolling interest..............................     (1)       --      --
Non-taxable investment income (loss).................    104       241     173
Tax audit interest...................................    (11)       (6)    (14)
State income taxes...................................     (1)       (3)     (6)
Tax settlements/uncertain tax position release.......     --       221      --
Change in tax law....................................     46     1,308      --
Other................................................     (2)       (9)     (3)
                                                      ------  --------  ------
Income tax (expense) benefit......................... $  446  $  1,210  $  164
                                                      ======  ========  ======

   The Tax Cuts and Jobs Act (the "Tax Reform Act") was enacted on December 22, 2017. The SEC issued Staff Accounting Bulletin No. 118 ("SAB 118") to address the application of U.S. GAAP in situations where a company does not have the necessary information available to complete its accounting for certain income tax effects of the Tax Reform Act. In accordance with SAB 118, the Company determined reasonable estimates for certain effects of the Tax Reform Act and recorded those estimates as provisional amounts in the 2017 financial statements. The accounting for the income tax effects of the Tax Reform Act has been completed.

   The components of change in tax law are as follows:

   . An income tax expense of $4 million from the revaluation of deferred tax assets and liabilities that existed at the time of enactment. The calculation of cumulative temporary differences has been refined.

   . An income tax expense of $13 million related to the decrease in federal tax benefit allowable for audit interest as a result of lower corporate tax rates.

   . An income tax benefit of $20 million to reverse the sequestration fee applied to a portion of accumulated minimum tax credits in the 2017 financial statements. The Internal Revenue Service has since clarified that refundable minimum tax credits are not subject to sequestration.

   . During the fourth quarter of 2018, the Company adopted the Internal Revenue Service's directive related to the calculation of tax reserves for variable annuity contracts. As a result of adoption of the directive, the Company released audit interest accrued for uncertainties in the calculation of variable annuity tax reserves. The impact on the Company's financial statements was a benefit of $43 million.

   During the second quarter of 2017, the Company agreed to the Internal Revenue Service's Revenue Agent's Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company's financial statements and unrecognized tax benefits was a tax benefit of $221 million.

   The components of the net deferred income taxes are as follows:

                                                                          AS OF DECEMBER 31,
                                                        -------------------------------------------------------
                                                                  2018                        2017
                                                        ------------------------- -----------------------------
                                                          ASSETS     LIABILITIES     Assets       Liabilities
                                                        ----------- ------------- ------------- ---------------
                                                                             (IN MILLIONS)

Compensation and related benefits...................... $        47 $          -- $          47 $            --
Net operating loss.....................................         239            --            --              --
Reserves and reinsurance...............................          --            32            --              83
DAC....................................................          --           864            --             821
Unrealized investment gains (losses)...................         123            --            --             298
Investments............................................         670            --            --             997
Tax credits............................................         314            --           387              --
Other..................................................          14            --            67              --
                                                        ----------- ------------- ------------- ---------------
Total.................................................. $     1,407 $         896 $         501 $         2,199
                                                        =========== ============= ============= ===============

   The Company had $314 million and $387 million of AMT credits for the years ended December 31, 2018 and 2017, respectively, which are expected to be refunded or utilized against future taxable income.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                     YEARS ENDED DECEMBER 31,
                                                ----------------------------------
                                                   2018        2017        2016
                                                ----------  ----------  ----------
                                                          (IN MILLIONS)

Balance at January 1,.......................... $      205  $      444  $      406
Additions for tax positions of prior years.....         98          28          38
Reductions for tax positions of prior years....        (30)       (234)         --
Settlements with tax authorities...............         --         (33)         --
                                                ----------  ----------  ----------
Balance at December 31,........................ $      273  $      205  $      444
                                                ==========  ==========  ==========

Unrecognized tax benefits that, if recognized,
  would impact the effective rate.............. $      202  $      172  $      329
                                                ==========  ==========  ==========

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2018 and 2017 were $41 million and $23 million, respectively. For 2018, 2017 and 2016, respectively, there were $18 million, $(44) million and $15 million in interest expense (benefit) related to unrecognized tax benefits.

   It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   As of December 31, 2018, tax years 2010 and subsequent remain subject to examination by the IRS.

16)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in income (loss). The balances for the past three years follow:

                                                        DECEMBER 31,
                                              -------------------------------
                                                 2018        2017      2016
                                              ----------  ---------  --------
                                                       (IN MILLIONS)

Unrealized gains (losses) on investments/(1)/ $     (484) $     581  $    (44)
Defined benefit pension plans/(2)/...........         (7)       (51)      (46)
                                              ----------  ---------  --------
Total accumulated other comprehensive income
  (loss) from continuing operations..........       (491)       530       (90)
                                              ----------  ---------  --------
Less: Accumulated other comprehensive
  (income) loss attributable to
  non-controlling interest...................         --         68        86
                                              ----------  ---------  --------
Accumulated other comprehensive income
  (loss) attributable to AXA Equitable....... $     (491) $     598  $     (4)
                                              ==========  =========  ========

   --------
  /(1)/2018 includes a $86 million decrease to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.
  /(2)/2018 includes a $3 million increase to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.

   The components of OCI for the years ended December 31, 2018, 2017 and 2016, net of tax, follow:

                                                     YEARS ENDED DECEMBER 31,
                                                 -------------------------------
                                                    2018       2017       2016
                                                 ----------  --------  ---------
                                                          (IN MILLIONS)
Change in net unrealized gains (losses)
  on investments:
  Net unrealized gains (losses) arising during
   the year..................................... $   (1,663) $    782  $    (178)
  (Gains) losses reclassified into net income
   (loss) during the year/(1)/..................         (4)        8          2
                                                 ----------  --------  ---------
Net unrealized gains (losses) on investments....     (1,667)      790       (176)
Adjustments for policyholders' liabilities,
  DAC, insurance liability loss recognition
  and other.....................................        437      (165)       (57)
                                                 ----------  --------  ---------
Change in unrealized gains (losses), net of
  adjustments (net of deferred income tax
  expense (benefit) of $(310), $244, and $(97)).     (1,230)      625       (233)
                                                 ----------  --------  ---------
Change in defined benefit plans:
  Less: Reclassification adjustments to Net
   income (loss) for:/(2)/
   Amortization of net (gains) losses included
     in net periodic cost.......................         (4)       (5)        (3)
                                                 ----------  --------  ---------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of $0,
  $(2) and $(2))................................         (4)       (5)        (3)
                                                 ----------  --------  ---------
Total other comprehensive income (loss), net of
  income taxes from continuing operations.......     (1,234)      620       (236)
Other comprehensive income (loss) from
  discontinued operations, net of income taxes..         --       (18)        17
                                                 ----------  --------  ---------
Other comprehensive income (loss) attributable
  to AXA Equitable.............................. $   (1,234) $    602  $    (219)
                                                 ==========  ========  =========

   --------
  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(1) million, $(5) million and $(1) million for the years ended December 31, 2018, 2017 and 2016, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 13). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $2 million and $2 million for the years ended December 31, 2018, 2017 and 2016, respectively.

   Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to Net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

17)COMMITMENTS AND CONTINGENT LIABILITIES

   Litigation

   Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

   As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

   The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

   For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2018, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date to be up to approximately $95 million.

   For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

   In August 2015, a lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable Life implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted AXA Equitable Life's motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court's decision with instructions to remand the case to Connecticut state court. In September 2018, the Second Circuit issued its mandate, following AXA Equitable Life's notification to the court that it would not file a petition for writ of certiorari. The case was transferred in December 2018 and is pending in Connecticut Superior Court, Judicial District of Stamford. We are vigorously defending this matter.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life ("UL") policies subject to AXA Equitable Life's COI rate increase. In early 2016, AXA Equitable Life raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The current consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations by AXA Equitable Life in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek; (a) compensatory damages, costs, and, pre- and post-judgment interest;
   (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and
   (c) injunctive relief and attorneys' fees in connection with their statutory claims. Five other federal actions challenging the COI rate increase are also pending against AXA Equitable and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states' consumer protection statutes and common law fraud. Two actions are also pending against AXA Equitable in New York state court. AXA Equitable is vigorously defending each of these matters.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2019 and the four successive years are $81 million, $74 million, $69 million, $67 million, $63 million and $66 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2019 and the four successive years is $12 million, $12 million, $12 million, $12 million, $12 million and $0 million thereafter.

   Rent expense, which is amortized on a straight-line basis over the life of the lease, was $82 million, $78 million, $72 million, respectively, for the years ended December 31, 2018, 2017 and 2016, net of sublease income of $12 million, $16 million, $13 million, respectively, for the years ended December 31, 2018, 2017 and 2016.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral. AXA Equitable has purchased FHLBNY stock of $190 million and pledged collateral with a carrying value of $6.1 billion, as of December 31, 2018. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long-term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes the Company's activity of funding agreements with the FHLBNY.

                                               OUTSTANDING                                            REPAID
                                              BALANCE AT END      MATURITY OF         ISSUED DURING DURING THE
                                                OF PERIOD      OUTSTANDING BALANCE     THE PERIOD     PERIOD
                                              -------------- ------------------------ ------------- ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2018:
Short-term FHLBNY funding agreements......... $        1,490 Less than one month      $       7,980 $    6,990
Long-term FHLBNY funding agreements..........          1,621 Less than four years                --         --
                                                          98 Less than five years                --         --
                                                         781 Greater than five years             --         --
                                              --------------                          ------------- ----------
Total long-term funding agreements...........          2,500                                     --         --
                                              --------------                          ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2018/(1)/..................... $        3,990                          $       7,980 $    6,990
                                              ==============                          ============= ==========

December 31, 2017:
Short-term FHLBNY funding agreements......... $          500 Less than one month      $       6,000 $    6,000
Long-term FHLBNY funding agreements..........          1,244 Less than four years               324
                                                         377 Less than five years               303
                                                         879 Greater than five years            135
                                              --------------                          ------------- ----------
Total long-term funding agreements...........          2,500                                    762 $       --
                                              --------------                          ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2017/(1)/..................... $        3,000                          $       6,762 $    6,000
                                              ==============                          ============= ==========

   --------
  /(1)/The $11 million and $14 million difference between the funding agreements carrying value shown in fair value table for 2018 and 2017, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements borrowing rates.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2018, these arrangements include commitments by the Company to provide equity financing of $927 million (including $280 million with affiliates and $12 million on consolidated VIEs) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2018. The Company had $606 million of commitments under existing mortgage loan agreements at December 31, 2018.

   Pursuant to certain assumption agreements (the "Assumption Agreements"), AXA Financial legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance and deferred compensation benefits as well as under the AXA Equitable Retirement plan, a frozen qualified pension plan. AXA Equitable remains secondarily liable for its obligations under these plans and would recognize such liabilities in the event AXA Financial does not perform under the terms of the Assumption Agreements. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. See Note 1 for further information.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   For 2018, 2017 and 2016, respectively, AXA Equitable's statutory net income
   (loss) totaled $3,120 million, $748 million and $679 million. Statutory surplus, Capital stock and Asset Valuation Reserve ("AVR") totaled $7.9 billion and $8.7 billion at December 31, 2018 and 2017, respectively. At December 31, 2018, AXA Equitable, in accordance with various government and state regulations, had $55 million of securities on deposit with such government or state agencies.

   In 2018, AXA Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.1 billion. Also in 2018, AXA Equitable Life transferred its interests in ABLP, AB Holding and the General Partner to Alpha Units Holdings, Inc., a newly formed subsidiary, and distributed the shares of that subsidiary to its direct parent which subsequently distributed such shares to Holdings (the "AB Ownership Transfer"). The AB Ownership transfer was considered an extraordinary dividend of $1.7 billion representing the equity value of Alpha Units Holdings, Inc. In connection with the AB Ownership Transfer, AXA Equitable Life paid an extraordinary cash dividend of $572 million and issued a surplus note to Holdings in the same amount. The surplus note was repaid on March 5, 2019.

   In 2017, AXA Equitable Life did not pay shareholder dividends and in 2016, AXA Equitable paid $1.1 billion in shareholder dividends.

   Dividend Restrictions

   As a domestic insurance subsidiary regulated by the insurance laws of New York State, AXA Equitable Life, is subject to restrictions as to the amounts permitted to be paid as dividends and the amounts of any outstanding surplus notes permitted to be repaid to Holdings.

   New York State insurance law provides that a stock life insurer may not, without prior approval of the New York State Department of Financial Services ("NYDFS"), pay a dividend to its stockholders exceeding an amount calculated under one of two standards (the "Standards"). The first standard allows payment of an ordinary dividend out of the insurer's earned surplus (as reported on the insurer's most recent annual statement) up to a limit calculated pursuant to a statutory formula, provided that the NYDFS is given notice and opportunity to disapprove the dividend if certain qualitative tests are not met (the "Earned Surplus Standard"). The second standard allows payment of an ordinary dividend up to a limit calculated pursuant to a different statutory formula without regard to the insurer's earned surplus. Dividends exceeding these prescribed limits require the insurer to file a notice of its intent to declare the dividends with the NYDFS and prior approval or non-disapproval from the NYDFS.

   In applying the Standards, AXA Equitable Life could pay ordinary dividends up to approximately $1.0 billion during 2019 or, if the amount under the Earned Surplus Standard was limited to the amount of AXA Equitable Life's positive unassigned funds as reported on its 2019 annual statement, $2.1 billion. However, in connection with the AB Ownership Transfer, AXA Equitable Life agreed with the NYDFS that it would not seek a dividend of greater than $1.0 billion under the Earned Surplus Standard during 2019.

   Prescribed and Permitted Accounting Practices

   At December 31, 2018 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2018.

   The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company's capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

   Differences between Statutory Accounting Principles and U.S. GAAP

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflected a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)DISCONTINUED OPERATIONS

   Distribution of AllianceBernstein to Holdings

   Effective December 31, 2018, the Company and its subsidiaries transferred all economic interests in the business of AB to a newly created entity, Alpha Unit Holdings, LLC ("Alpha"). The Company distributed all equity interests in Alpha to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of Holdings. The AB transfer and subsequent distribution of Alpha equity interests ("the AB Business Transfer") removed the authority to control the business of AB and as such AB's operations are now reflected as a discontinued operation in the Company's consolidated financial statements in all periods presented. Prior to the fourth quarter of 2018, the Company reported the operations of AB as its Investment Management and Research segment.

   In connection with the transfer, the Company paid an extraordinary dividend in cash to Holdings in the amount of $572 million. The Company also issued a one-year senior surplus note to Holdings for $572 million that was repaid on March 5, 2019. See Note 12 for details of the senior surplus note.

   Transactions Prior to Distribution

   Intercompany transactions prior to the AB Business Transfer between the Company and AB were eliminated and excluded from the consolidated statements of income (loss) and consolidated balance sheets.

   The table below presents AB's revenues recognized in 2018, 2017 and 2016, disaggregated by category:

                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------
                                                2018      2017      2016
                                              --------- --------- ---------
                                                      (IN MILLIONS)
Investment management, advisory and service
  fees:
  Base fees.................................. $   2,156 $   2,025 $   1,809
  Performance-based fees.....................       118        95        33
  Research services..........................       439       450       480
  Distribution services......................       419       412       384

                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------
                                                2018      2017      2016
                                              --------- --------- ---------
                                                      (IN MILLIONS)
Other revenues:
  Shareholder services....................... $      76 $      75 $      78
  Other......................................        35        42        21
                                              --------- --------- ---------
Total investment management and service fees. $   3,243 $   3,099 $   2,804
                                              ========= ========= =========

   Transactions Ongoing after Distribution

   After the AB Business Transfer, services provided by AB will consist primarily of an investment management service agreement and will be included in investment expenses and identified as a related party transaction.

   Discontinued Operations

   The following table presents the amounts related to the Net income (loss) of AB that has been reflected in Discontinued operations:

                                                  YEARS ENDED DECEMBER 31,
                                              -------------------------------
                                                 2018       2017       2016
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)
REVENUES
Net derivative gains (losses)................ $      12  $     (24) $     (16)
Net investment income (loss).................        24        142        150
Investment gains (losses), net:
  Other investment gains (losses), net.......        --         --         (2)
                                              ---------  ---------  ---------
   Total investment gains (losses), net......        --         --         (2)
                                              ---------  ---------  ---------
Investment management and service fees.......     3,243      3,099      2,804
                                              ---------  ---------  ---------
   Total revenues............................     3,279      3,217      2,936
                                              ---------  ---------  ---------
BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits....................     1,370      1,307      1,231
Commissions and distribution related payments       427        415        372
Interest expense.............................         8          6          3
Other operating costs and expenses...........       727        789        699
                                              ---------  ---------  ---------
   Total benefits and other deductions.......     2,532      2,517      2,305
                                              ---------  ---------  ---------
Income (loss) from discontinued operations,
  before income taxes........................       747        700        631
Income tax (expense) benefit.................       (69)       (82)       (69)
                                              ---------  ---------  ---------
Net income (loss) from discontinued
  operations, net of taxes...................       678        618        562
 Less: Net (income) loss attributable to the
  noncontrolling interest....................      (564)      (533)      (496)
                                              ---------  ---------  ---------
Net income (loss) from discontinued
  operations, net of taxes and
  noncontrolling interest.................... $     114  $      85  $      66
                                              =========  =========  =========

   The following table presents the amounts related to the financial position of AB as of December 31, 2017. As the Company deconsolidated AB effective December 31, 2018, amounts related to AB's financial position as of December 31, 2018 are not included in the Company's consolidated balance sheet as of that date. The amounts as of December 31, 2017 have been reflected in either the Assets of disposed subsidiary or Liabilities of disposed subsidiary, as applicable, in the Company's consolidated balance sheet:

                 ASSETS AND LIABILITIES OF DISPOSED SUBSIDIARY

                                                        AS OF DECEMBER 31, 2017
                                                        ------------------------
                                                             (IN MILLIONS)
ASSETS
Investments:
  Other equity investments............................. $                     87
  Trading securities, at fair value....................                      351
  Other invested assets................................                    1,291
                                                        ------------------------
   Total investments...................................                    1,729
Cash and cash equivalents..............................                    1,009
Cash and securities segregated, at fair value..........                      816
Broker-dealer related receivables......................                    2,158
Intangible assets, net.................................                    3,709
Other assets...........................................                      414
                                                        ------------------------
  TOTAL ASSETS OF DISPOSED SUBSIDIARY.................. $                  9,835
                                                        ========================
LIABILITIES
Broker-dealer related payables......................... $                    334
Customer related payables..............................                    2,229
Long-term debt.........................................                      566
Current and deferred income taxes......................                      404
Other liabilities......................................                    1,421
                                                        ------------------------
  TOTAL LIABILITIES OF DISPOSED SUBSIDIARY............. $                  4,954
                                                        ------------------------
Redeemable noncontrolling interest of
  disposed subsidiary..................................                      602

20)REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS

   During the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's consolidated statements of cash flows. The Company has determined that these misclassifications were not material to the financial statements of any period. These have been corrected in the comparative consolidated statements of cash flows for the year ended December 31, 2017 contained elsewhere in this filing.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company changed the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification. See Note 2 for further details of this reclassification.

   Discontinued Operations

   In addition, as further described in Note 19, as a result of the AB Business Transfer in the fourth quarter of 2018, AB's operations are now reflected as a discontinued operation in the Company's consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as a discontinued operation.

   Consolidated Financial Statements as of and for the Year Ended December 31, 2017

   The following tables present line items in the consolidated financial statements as of and for the year ended December 31, 2017 that have been affected by the revisions. This information has been corrected from the information previously presented in the 2017 Form 10-K. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, and the amounts as currently revised.

                                                                  AS OF DECEMBER 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                 REPORTED      ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                              --------------- ------------  ----------- ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $         4,547 $         --  $     4,547 $     (55) $     4,492
                                              --------------- ------------  ----------- ---------  -----------
   Total Assets.............................. $       225,985 $         --  $   225,985 $     (55) $   225,930
                                              =============== ============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................          29,034           --       29,034        36       29,070
  Current and deferred taxes.................           1,973         (404)       1,569       (19)       1,550
                                              --------------- ------------  ----------- ---------  -----------
   Total Liabilities.........................         205,795           --      205,795        17      205,812
                                              --------------- ------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings..........................           9,010           --        9,010       (72)       8,938
                                              --------------- ------------  ----------- ---------  -----------
  AXA Equitable Equity.......................          16,469           --       16,469       (72)      16,397
                                              --------------- ------------  ----------- ---------  -----------
  Total Equity...............................          19,564           --       19,564       (72)      19,492
                                              --------------- ------------  ----------- ---------  -----------
  Total Liabilities, Redeemable
   Noncontrolling Interest and Equity........ $       225,985 $         --  $   225,985 $     (55) $   225,930
                                              =============== ============  =========== =========  ===========

                                                                     YEAR ENDED DECEMBER 31, 2017
                                              ---------------------------------------------------------------------------
                                                                          DISCONTINUED
                                              AS PREVIOUSLY   GROSS DAC    OPERATIONS               IMPACT OF
                                                REPORTED      ADJUSTMENT   ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                              -------------- -----------  ------------  ----------- ---------  ----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
REVENUES:
  Policy charges and fee income.............. $        3,334 $        --  $         --  $     3,334 $     (40) $    3,294
  Net derivative gains (losses)..............            890          --            24          914       (20)        894
                                              -------------- -----------  ------------  ----------- ---------  ----------
   Total revenues............................         11,733          --        (3,217)       8,516       (60)      8,456
                                              -------------- -----------  ------------  ----------- ---------  ----------
BENEFITS AND OTHER DEDUCTIONS:
  Policyholders' benefits....................          3,462          --            --        3,462        11       3,473
  Interest credited to policyholder's
   account balances..........................          1,040          --            --        1,040      (119)        921
  Compensation and benefits..................          1,762        (128)       (1,307)         327        --         327
  Commissions and distribution
   related payments..........................          1,486        (443)         (415)         628        --         628
  Amortization of deferred policy
   acquisition costs.........................            268         578            --          846        54         900
  Other operating costs and expenses.........          1,431          (7)         (789)         635        --         635
                                              -------------- -----------  ------------  ----------- ---------  ----------
   Total benefits and other deductions.......          9,478          --        (2,517)       6,961       (54)      6,907

                                                                            YEAR ENDED DECEMBER 31, 2017
                                                     ---------------------------------------------------------------------------
                                                                                DISCONTINUED
                                                     AS PREVIOUSLY  GROSS DAC    OPERATIONS                IMPACT OF
                                                       REPORTED     ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                                     ------------- ------------ ------------  ----------- ----------  ----------
                                                                                    (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
Income (loss) from continuing operations, before
  income taxes...................................... $       2,255 $         -- $       (700) $     1,555 $       (6) $    1,549
Income tax (expense) benefit from
  continuing operations.............................         1,139           --         (111)       1,028        182       1,210
                                                     ------------- ------------ ------------  ----------- ----------  ----------
Net income (loss) from continuing operations........         3,394           --         (811)       2,583        176       2,759
                                                     ------------- ------------ ------------  ----------- ----------  ----------
Net income (loss)...................................         3,394           --         (533)       2,861        (17)      2,844
                                                     ------------- ------------ ------------  ----------- ----------  ----------
NET INCOME (LOSS) ATTRIBUTABLE TO AXA EQUITABLE..... $       2,860 $         -- $         --  $     2,860 $      (17) $    2,843
                                                     ============= ============ ============  =========== ==========  ==========

                                                                  YEAR ENDED DECEMBER 31, 2017
                                              --------------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS                 IMPACT OF
                                                 REPORTED      ADJUSTMENT    AS ADJUSTED  REVISIONS   AS REVISED
                                              --------------- ------------  ------------- ---------  -------------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
Net income (loss)............................ $         3,394 $       (533) $       2,861 $     (17) $       2,844
Change in unrealized gains (losses), net of
  reclassification adjustment................             563           --            563        21            584
Other comprehensive income...................             599          (18)           581        21            602
                                              --------------- ------------  ------------- ---------  -------------
Comprehensive income (loss)..................           3,993         (551)         3,442         4          3,446
                                              --------------- ------------  ------------- ---------  -------------
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE.............................. $         3,441 $         --  $       3,441 $       4  $       3,445
                                              =============== ============  ============= =========  =============

                                                                         YEAR ENDED DECEMBER 31, 2017
                                                        -------------------------------------------------------------
                                                                      DISCONTINUED
                                                        AS PREVIOUSLY  OPERATIONS               IMPACT OF
                                                          REPORTED     ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                                        ------------- ------------- ----------- ---------  ----------
                                                                                (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year................. $       6,150 $          -- $     6,150 $     (55) $    6,095
  Net income (loss) attributable to AXA Equitable......         2,860            --       2,860       (17)      2,843
                                                        ------------- ------------- ----------- ---------  ----------
  Retained earnings, end of period.....................         9,010            --       9,010       (72)      8,938
                                                        ------------- ------------- ----------- ---------  ----------
  Accumulated other comprehensive income, beginning
   of year.............................................            17            --          17       (21)         (4)
  Other comprehensive income (loss)....................           581            --         581        21         602
                                                        ------------- ------------- ----------- ---------  ----------
  Accumulated other comprehensive income, end of year..           598            --         598        --         598
                                                        ------------- ------------- ----------- ---------  ----------
  Total AXA Equitable's equity, end of year............        16,469            --      16,469       (72)     16,397
TOTAL EQUITY, END OF YEAR.............................. $      19,564 $          -- $    19,564 $     (72) $   19,492
                                                        ============= ============= =========== =========  ==========

                                                                        YEAR ENDED DECEMBER 31, 2017
                                                          -------------------------------------------------------
                                                                          PRESENTATION
                                                           AS REPORTED  RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                          ------------  -----------------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/................................... $      3,394  $              --  $     (17) $     3,377
  Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
   Interest credited to policyholders' account balances..        1,040                 --       (119)         921
   Policy charges and fee income.........................       (3,334)                --         40       (3,294)
   Net derivative (gains) losses.........................         (890)                --         20         (870)
   Amortization and depreciation.........................         (136)               907         54          825
   Amortization of deferred sales commission.............           32                (32)        --           --
   Amortization of other intangibles.....................           31                (31)        --           --
   Equity (income) loss from limited partnerships........           --               (157)        --         (157)
   Distributions from joint ventures and
     limited partnerships................................          140               (140)        --           --
   Changes in:
     Reinsurance recoverable.............................         (416)                --       (602)      (1,018)
     Deferred policy acquisition costs...................          268               (268)        --           --
     Capitalization of deferred policy
       acquisition costs.................................           --               (578)        --         (578)
     Future policy benefits..............................        1,511                 --       (322)       1,189
     Current and deferred income taxes...................         (664)                --       (510)      (1,174)
     Other, net..........................................          189                297         --          486
                                                          ------------  -----------------  ---------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES.... $      1,077  $              (2) $  (1,456) $      (381)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Short-term investments................................ $         --  $           2,204  $      --  $     2,204
  Payment for the purchase/origination of:
   Short-term investments................................           --             (2,456)        --       (2,456)
  Change in short-term investments.......................         (264)               254         10           --
  Other, net.............................................          238                 --         84          322
                                                          ------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES...... $     (9,010) $               2  $      94  $    (8,914)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.............................................. $      9,882  $              --  $    (548) $     9,334
   Withdrawals...........................................       (5,926)                --      2,000       (3,926)
   Transfer (to) from Separate Accounts..................        1,656                 --        (90)       1,566
                                                          ------------  -----------------  ---------  -----------
  Net cash provided by (used in) financing activities.... $      8,370  $              --  $   1,362  $     9,732
                                                          ------------  -----------------  ---------  -----------

   --------
  /(1)/Net income (loss) includes $533 million in 2017 of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income (Loss).

   Consolidated Financial Statements for the Year Ended December 31, 2016

   The following table presents line items for the consolidated financial statements for the year ended December 31, 2016 that have been affected by the aforementioned adjustments and revisions. This information has been corrected from the information previously presented and restated in the 2017 Form 10-K. For these items, the table details the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, adjustments for the discontinued operation, and revisions and the amounts as currently revised.

                                                                    YEAR ENDED DECEMBER 31, 2016
                                         ----------------------------------------------------------------------------------
                                                                       DISCONTINUED
                                          AS PREVIOUSLY   GROSS DAC     OPERATIONS                  IMPACT OF
                                            REPORTED      ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS    AS REVISED
                                         --------------  -----------  -------------  ------------  -----------  -----------
                                                                            (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
REVENUES:
  Policy charges and fee income......... $        3,344  $        --  $          --  $      3,344  $       (33) $     3,311
  Net derivative gains (losses).........         (1,211)          --             16        (1,195)        (126)      (1,321)
                                         --------------  -----------  -------------  ------------  -----------  -----------
   Total revenues.......................          9,138           --         (2,936)        6,202         (159)       6,043
BENEFITS AND OTHER DEDUCTIONS:
  Interest credited to Policyholder's
   account balances.....................          1,029           --             --         1,029         (124)         905
  Compensation and benefits.............          1,723         (128)        (1,231)          364           --          364
  Commissions and distribution
   related payments.....................          1,467         (460)          (372)          635           --          635
  Amortization of deferred policy
   acquisition costs....................             52          594             --           646           (4)         642
  Other operating costs and expenses....          1,458           (6)          (699)          753           --          753
                                         --------------  -----------  -------------  ------------  -----------  -----------
   Total benefits and other deductions..          8,516           --         (2,305)        6,211         (128)       6,083
Income (loss) from continuing
  operations, before income taxes.......            622           --           (631)           (9)         (31)         (40)
Income tax (expense) benefit from
  continuing operations.................             84           --             69           153           11          164
Net income (loss) from
  continuing operations.................            706           --           (562)          144          (20)         124
Net income (loss).......................            706           --           (496)          210          (20)         190
                                         --------------  -----------  -------------  ------------  -----------  -----------
NET INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE......................... $          210  $        --  $          --  $        210  $       (20) $       190
                                         ==============  ===========  =============  ============  ===========  ===========

                                                                              YEAR ENDED DECEMBER 31, 2016
                                                        -----------------------------------------------------------------------
                                                                           DISCONTINUED
                                                         AS PREVIOUSLY      OPERATIONS                    IMPACT OF
                                                           REPORTED         ADJUSTMENT     AS ADJUSTED    REVISIONS  AS REVISED
                                                        ---------------  ---------------  -------------  ----------  ----------
                                                                                     (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS):
Net income (loss)...................................... $           706  $          (496) $         210  $      (20) $      190
                                                        ---------------  ---------------  -------------  ----------  ----------
Change in unrealized gains (losses), net of
  reclassification adjustment..........................            (194)              --           (194)        (21)       (215)
Other comprehensive income.............................            (215)              17           (198)        (21)       (219)
Comprehensive income (loss)............................             491             (479)            12         (41)        (29)
                                                        ---------------  ---------------  -------------  ----------  ----------
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE........................................ $            12  $            --  $          12  $      (41) $      (29)
                                                        ===============  ===============  =============  ==========  ==========

                                                                  YEAR ENDED DECEMBER 31, 2016
                                                ----------------------------------------------------------------
                                                                DISCONTINUED
                                                 AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                   REPORTED      ADJUSTMENT  AS ADJUSTED  REVISIONS   AS REVISED
                                                --------------  ------------ -----------  ---------  -----------
                                                                          (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year......... $        6,990  $         -- $     6,990  $     (35) $     6,955
  Net income (loss) attributable to
   AXA Equitable...............................            210            --         210        (20)         190
                                                --------------  ------------ -----------  ---------  -----------
  Retained earnings, end of period.............          6,150            --       6,150        (55)       6,095
                                                --------------  ------------ -----------  ---------  -----------
  Other comprehensive income (loss)............           (198)           --        (198)       (21)        (219)
                                                --------------  ------------ -----------  ---------  -----------
  Accumulated other comprehensive income, end
   of period...................................             17            --          17        (21)          (4)
                                                --------------  ------------ -----------  ---------  -----------
  Total AXA Equitable's equity, end of period.. $       11,508  $         -- $    11,508  $     (76) $    11,432
                                                ==============  ============ ===========  =========  ===========

                                                                        YEAR ENDED DECEMBER 31, 2016
                                                          -------------------------------------------------------
                                                                          PRESENTATION
                                                           AS REPORTED  RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                          ------------  -----------------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/................................... $        706  $              --  $     (20) $       686
  Adjustments to reconcile net income (loss) to net
   cash provided by (used in) operating activities:
   Interest credited to policyholders' account balances..        1,029                 --       (124)         905
   Policy charges and fee income.........................       (3,344)                --         33       (3,311)
   Net derivative (gains) losses.........................        1,211                 --        126        1,337
   Amortization and depreciation.........................           --                618         (4)         614
   Amortization of deferred sales commission.............           41                (41)        --           --
   Other depreciation and amortization...................          (98)                98         --           --
   Amortization of other intangibles.....................           29                (29)        --           --
   Equity (income) loss from limited partnerships........           --                (91)        --          (91)
   Return of real estate joint venture and
     limited partnerships................................          126               (126)        --           --
   Changes in:
     Deferred policy acquisition costs...................           52                (52)        --           --
     Capitalization of deferred policy
       acquisition costs.................................           --               (594)        --         (594)
     Current and deferred income taxes...................         (742)                --        (11)        (753)
     Other, net..........................................         (161)               217         --           56
                                                          ------------  -----------------  ---------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES.... $       (461) $              --  $      --  $      (461)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Short-term investments................................           --              2,984         --        2,984
  Payment for the purchase/origination of:...............
   Short-term investments................................           --             (3,187)        --       (3,187)
  Change in short-term investments.......................         (205)               205         --           --
  Other, net.............................................          409                 (2)        --          407
                                                          ------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES...... $     (5,358) $              --  $      --  $    (5,358)
                                                          ------------  -----------------  ---------  -----------

   --------
  /(1)/Net income (loss) includes $496 million in 2016 of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

21)QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

   The unaudited quarterly financial information for the years ended December 31, 2018 and 2017 are summarized in the table below:

                                                              THREE MONTHS ENDED
                                              --------------------------------------------------
                                               MARCH 31    JUNE 30    SEPTEMBER 30  DECEMBER 31
                                              ---------  ----------  -------------  ------------
                                                                (IN MILLIONS)
2018
Total revenues............................... $   1,139  $    1,621  $          27  $      4,164
Total benefits and other deductions..........     1,512       4,278            763         1,879
                                              ---------  ----------  -------------  ------------
Net income (loss)............................ $    (264) $   (2,084) $        (509) $      1,936
                                              =========  ==========  =============  ============

2017
Total revenues............................... $   1,554  $    3,763  $       1,621  $      1,518
Total benefits and other deductions..........     1,921       1,858          1,708         1,420
                                              ---------  ----------  -------------  ------------
Net income (loss)............................ $    (201) $    1,508  $          23  $      1,515
                                              =========  ==========  =============  ============

   Net Income (Loss) Volatility

   With the exception of the GMxB Unwind during the second quarter of 2018 that is further described in Note 12, the fluctuation in the Company's quarterly Net income (loss) during 2018 and 2017 is not due to any specific events or transactions, but instead is driven primarily by the impact of changes in market conditions on the Company's liabilities associated with GMxB features embedded in its variable annuity products, partially offset by derivatives the Company has in place to mitigate the movement in those liabilities. As those derivatives do not qualify for hedge accounting treatment, volatility in Net income (loss) result from the changes in value of the derivatives being recognized in the period in which they occur, with offsetting changes in the liabilities being partially recognized in the current period.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company revised the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification. See Note 2 for further details of this reclassification.

   Revisions of Prior Period Interim Consolidated Financial Statements

   The Company's third quarter 2018 financial statements were revised to reflect the correction of errors identified by the Company in its previously issued financial statements. The impact of these errors was not considered to be material. However, in order to improve the consistency and comparability of the financial statements, management revised the Company's consolidated financial statements for the three and six months ended
   March 31, 2018 and June 30, 2018, respectively, as well as the three and six months ended March 31, 2017 and June 30, 2017.

   In addition, during the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's historical consolidated statements of cash flows. The Company has determined that these mis-classifications were not material to the financial statements for any period. These misclassifications will be corrected in the comparative consolidated statements of cash flows for the three, six and nine months ended March 31, 2019, June 30, 2019 and September 30, 2019 that will appear in the Company's first, second and third quarter 2019 Form 10-Q filings, respectively.

   Discontinued Operations

   In addition, as further described in Note 19, as a result of the AB Business Transfer effective as of December 31, 2018, AB's operations are now reflected as Discontinued operations in the Company's consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as Discontinued operations.

   Revision of Consolidated Financial Statements as of and for the Three Months Ended March 31, 2018

   The following tables present line items of the consolidated financial statements as of and for the three months ended March 31, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's March 31, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF MARCH 31, 2018
                                              -----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT    AS ADJUSTED REVISIONS  AS REVISED
                                              -------------- --------------  ----------- ---------  -----------
                                                                        (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs..........          4,826             --        4,826      (119)       4,707
                                              -------------- --------------  ----------- ---------  -----------
   Total Assets.............................. $      222,424 $           --  $   222,424 $    (119) $   222,305
                                              ============== ==============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $       28,374 $           --  $    28,374 $     (10) $    28,364
  Current and deferred taxes.................          1,728           (432)       1,296       (38)       1,258
  Other liabilities..........................          3,041         (1,941)       1,100        70        1,170
                                              -------------- --------------  ----------- ---------  -----------
  Total Liabilities.......................... $      202,767 $           --  $   202,767 $      22  $   202,789
                                              -------------- --------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings.......................... $        8,824 $           --  $     8,824 $    (141) $     8,683
  AXA Equitable Equity.......................         15,545             --       15,545      (141)      15,404
                                              -------------- --------------  ----------- ---------  -----------
  Total Equity...............................         18,633             --       18,633      (141)      18,492
                                              -------------- --------------  ----------- ---------  -----------
Total Liabilities, Redeemable Noncontrolling
  Interest and Equity........................ $      222,424 $           --  $   222,424 $    (119) $   222,305
                                              ============== ==============  =========== =========  ===========

                                                                      THREE MONTHS ENDED MARCH 31, 2018
                                               -------------------------------------------------------------------------------
                                                                            DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC     OPERATIONS                  IMPACT OF
                                                 REPORTED      ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS  AS REVISED
                                               -------------  ------------  ------------  ------------  ----------  ----------
                                                                                (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         869  $         --  $         --  $        869  $       (8) $      861
   Net derivative gains (losses)..............          (777)           --            (2)         (779)        (38)       (817)
                                               -------------  ------------  ------------  ------------  ----------  ----------
     Total Revenues...........................         2,031            --          (846)        1,185         (46)      1,139
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           489            --            --           489          (9)        480
   Interest credited to policyholders'
     account balances.........................           338            --            --           338         (83)        255
   Compensation and benefits..................           456           (33)         (344)           79          70         149
   Commissions and distribution
     related payments.........................           371          (101)         (110)          160          --         160
   Amortization of deferred policy
     acquisition costs........................            10           135            --           145          64         209
   Other operating costs and expenses.........           440            (1)         (189)          250          --         250
                                               -------------  ------------  ------------  ------------  ----------  ----------
     Total benefits and other deductions......         2,115            --          (645)        1,470          42       1,512
                                               -------------  ------------  ------------  ------------  ----------  ----------

                                                                   THREE MONTHS ENDED MARCH 31, 2018
                                              --------------------------------------------------------------------------
                                                                        DISCONTINUED
                                              AS PREVIOUSLY  GROSS DAC   OPERATIONS                IMPACT OF
                                                REPORTED     ADJUSTMENT  ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  ---------- ------------  -----------  ---------  ----------
                                                                             (IN MILLIONS)
  Income (loss) from continuing operations,
   before income taxes.......................  $        (84) $       --  $      (201) $      (285)       (88)       (373)
  Income tax (expense) benefit from
   continuing operations.....................            44          --           17           61         19          80
                                               ------------  ----------  -----------  -----------   --------  ----------
  Net income (loss) from
   continuing operations.....................           (40)         --         (184)        (224)       (69)       (293)
                                               ------------  ----------  -----------  -----------   --------  ----------
  Net income (loss)..........................           (40)         --         (155)        (195)       (69)       (264)
                                               ------------  ----------  -----------  -----------   --------  ----------
  NET INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE.............................  $       (194) $       --  $        --  $      (194)  $    (69) $     (263)
                                               ============  ==========  ===========  ===========   ========  ==========

                                                                THREE MONTHS ENDED MARCH 31, 2018
                                                 ---------------------------------------------------------------
                                                                DISCONTINUED
                                                 AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                   REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                                 -------------  ------------  -----------  ---------  ----------
                                                                          (IN MILLIONS)
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)............................. $         (40) $       (155) $      (195) $     (69) $     (264)
                                                 -------------  ------------  -----------  ---------  ----------
  Comprehensive income (loss)................... $        (789) $       (162) $      (951) $     (69) $   (1,020)
                                                 -------------  ------------  -----------  ---------  ----------
  COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE................................ $        (950) $         --  $      (950) $     (69) $   (1,019)
                                                 =============  ============  ===========  =========  ==========
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year.......... $       9,010  $         --  $     9,010  $     (72) $    8,938
                                                 -------------  ------------  -----------  ---------  ----------
  Net income (loss).............................          (194)           --         (194)       (69)       (263)
                                                 -------------  ------------  -----------  ---------  ----------
  Retained earnings, end of period..............         8,824            --        8,824       (141)      8,683
  Total AXA Equitable's equity, end of period...        15,545                     15,545       (141)     15,404
                                                 -------------  ------------  -----------  ---------  ----------
   TOTAL EQUITY, END OF PERIOD.................. $      18,633  $         --  $    18,633  $    (141) $   18,492
                                                 =============  ============  ===========  =========  ==========

                                                               THREE MONTHS ENDED MARCH 31, 2018
                                                 ------------------------------------------------------------
                                                                   PRESENTATION
                                                  AS REPORTED    RECLASSIFICATIONS    REVISIONS    AS REVISED
                                                 -------------  ------------------  ------------  -----------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/.......................... $         (40) $               --  $        (69) $      (109)
  Adjustments to reconcile net income (loss) to
   net cash provided by (used in)
   operating activities:
   Interest credited to policyholders'
     account balances...........................           338                  --           (83)         255
   Policy charges and fee income................          (869)                 --             8         (861)
   Net derivative (gains) losses................           777                  --            38          815
   Amortization and depreciation................            --                 137            64          201
   Amortization of deferred sales commission....             7                  (7)           --           --
   Other depreciation and amortization..........           (23)                 23            --           --
   Amortization of other Intangibles............             8                  (8)           --           --
   Equity (income) loss from
     limited partnerships.......................            --                 (39)           --          (39)
   Distributions from joint ventures and
     limited partnerships.......................            25                 (25)           --           --

                                                          THREE MONTHS ENDED MARCH 31, 2018
                                               -------------------------------------------------------
                                                                PRESENTATION
                                                AS REPORTED   RECLASSIFICATIONS  REVISIONS  AS REVISED
                                               ------------  ------------------  ---------  ----------
                                                                    (IN MILLIONS)
  Changes in:
   Reinsurance recoverable.................... $          2  $               --  $    (149) $     (147)
   Deferred policy acquisition costs..........           10                 (10)        --          --
   Capitalization of deferred policy
     acquisition costs........................           --                (135)        --        (135)
   Future policy benefits.....................         (191)                 --         (7)       (198)
   Current and deferred income taxes..........          (52)                 --        132          80
   Other, net.................................         (122)                 64         70          12
                                               ------------  ------------------  ---------  ----------
  Net cash provided by (used in)
   operating activities....................... $        (21) $               --  $       4  $      (17)
                                               ------------  ------------------  ---------  ----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
    sale/maturity/prepayment of:
   Trading account securities................. $      1,606  $               --  $      77  $    1,683
   Real estate held for the production
     of income................................           --                 140         --         140
   Short-term investments.....................           --                 688         --         688
   Other......................................           54                (140)        --         (86)
  Payment for the purchase/origination of:
   Short-term investments.....................           --                (377)        --        (377)
  Cash settlements related to
   derivative instruments.....................          (14)                 --       (489)       (503)
  Change in short-term investments............          396                (311)       (85)         --
  Other, net..................................         (560)                 --        153        (407)
                                               ------------  ------------------  ---------  ----------
Net cash provided by (used in)
  investing activities........................ $       (639) $               --  $    (344) $     (983)
                                               ------------  ------------------  ---------  ----------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits................................... $      2,366  $               --  $    (468) $    1,898
   Withdrawals................................       (1,322)                 --        241      (1,081)
   Transfer (to) from Separate Accounts.......         (115)                 --        567         452
                                               ------------  ------------------  ---------  ----------
Net cash provided by (used in)
  financing activities........................ $      1,040  $               --  $     340  $    1,380
                                               ------------  ------------------  ---------  ----------

   --------
  /(1)/Net income (loss) includes $154 million in the three months ended
       March 31, 2018 of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated financial statements as of June 30, 2018 and for the three and six months ended
   June 30, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's June 30, 2018 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                   AS OF JUNE 30, 2018
                                               ------------------------------------------------------------
                                                   AS      DISCONTINUED
                                               PREVIOUSLY   OPERATIONS               IMPACT OF
                                                REPORTED    ADJUSTMENT  AS ADJUSTED  REVISIONS  AS REVISED
                                               ----------- ------------ ------------ ---------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
  ASSETS:
   Deferred policy acquisition costs.......... $     4,786  $        -- $      4,786 $     (76) $     4,710
   Amounts due from reinsurers................       3,088           --        3,088        (9)       3,079
   Current and deferred taxes.................         159          422          581         3          584
                                               -----------  ----------- ------------ ---------  -----------
     Total Assets............................. $   219,306  $        -- $    219,306 $     (82) $   219,224
                                               -----------  ----------- ------------ ---------  -----------
  LIABILITIES:
   Future policyholders' benefits and other
     policyholders' liabilities............... $    28,122  $        -- $     28,122 $     (64) $    28,058
                                               -----------  ----------- ------------ ---------  -----------
     Total Liabilities........................ $   202,196  $        -- $    202,196 $     (64) $   202,132
                                               -----------  ----------- ------------ ---------  -----------

                                                                   AS OF JUNE 30, 2018
                                               -----------------------------------------------------------
                                                   AS     DISCONTINUED
                                               PREVIOUSLY  OPERATIONS               IMPACT OF
                                                REPORTED   ADJUSTMENT  AS ADJUSTED  REVISIONS  AS REVISED
                                               ---------- ------------ ------------ ---------  -----------
                                                                      (IN MILLIONS)
  EQUITY:
   Retained Earnings.......................... $    6,617 $         -- $      6,617 $     (18) $     6,599
   AXA Equitable Equity.......................     13,925           --       13,925       (18)      13,907
                                               ---------- ------------ ------------ ---------  -----------
     Total Equity.............................     16,964           --       16,964       (18)      16,946
                                               ---------- ------------ ------------ ---------  -----------
  Total Liabilities, Redeemable
   Noncontrolling Interest and Equity......... $  219,306 $         -- $    219,306 $     (82) $   219,224
                                               ========== ============ ============ =========  ===========

                                                                     THREE MONTHS ENDED JUNE 30, 2018
                                               ----------------------------------------------------------------------------
                                                                          DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC    OPERATIONS                IMPACT OF
                                                 REPORTED     ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ----------  ------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         904  $       --   $        --  $       904   $    (21) $       883
   Net derivative gains (losses)..............          (312)         --            --         (312)        27         (285)
                                               -------------  ----------   -----------  -----------   --------  -----------
     Total revenues...........................         2,439          --          (824)       1,615          6        1,621
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,339          --            --        1,339        (38)       1,301
   Compensation and benefits..................           466         (32)         (360)          74         --           74
   Commissions and distribution
     related payments.........................           377        (112)         (106)         159         --          159
   Amortization of deferred policy
     acquisition costs........................            31         145             1          177          5          182
   Other operating costs and expenses.........         2,486          (1)         (172)       2,313         --        2,313
                                               -------------  ----------   -----------  -----------   --------  -----------
     Total benefits and other deductions......         4,950          --          (639)       4,311        (33)       4,278
                                               -------------  ----------   -----------  -----------   --------  -----------
  Income (loss) from continuing operations,
   before income taxes........................        (2,511)         --          (185)      (2,696)        39       (2,657)
  Income tax (expense) benefit from
   continuing operations......................           553          --             8          561         (9)         552
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss) from
   continuing operations......................        (1,958)         --          (177)      (2,135)        30       (2,105)
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss)...........................        (1,958)         --          (156)      (2,114)        30       (2,084)
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss) attributable to
   AXA Equitable.............................. $      (2,114) $       --   $        --  $    (2,114)  $     30  $    (2,084)
                                               =============  ==========   ===========  ===========   ========  ===========

                                                              THREE MONTHS ENDED JUNE 30, 2018
                                              ---------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  ------------  -----------  --------- -----------
                                                                       (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $      (1,958)  $      (156) $    (2,114)  $     30 $    (2,084)
                                              -------------   -----------  -----------   -------- -----------
  Comprehensive income (loss)................        (2,278)         (142)      (2,420)        30      (2,390)
                                              -------------   -----------  -----------   -------- -----------
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $      (2,420)  $        --  $    (2,420)  $     30 $    (2,390)
                                              =============   ===========  ===========   ======== ===========

                                                                       SIX MONTHS ENDED JUNE 30, 2018
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC    OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  -----------  ------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       1,773  $        --   $        --  $     1,773   $    (29) $     1,744
   Net derivative gains (losses)..............        (1,172)          --            (2)      (1,174)        72       (1,102)
                                               -------------  -----------   -----------  -----------   --------  -----------
     Total revenues...........................         4,387           --        (1,670)       2,717         43        2,760
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,828           --            --        1,828        (47)       1,781
   Compensation and benefits..................           992          (65)         (704)         223         --          223
   Commissions and distribution
     related payments.........................           748         (213)         (216)         319         --          319
   Amortization of deferred policy
     acquisition costs........................            89          280             1          370         21          391
   Other operating costs and expenses.........         2,926           (2)         (361)       2,563         --        2,563
                                               -------------  -----------   -----------  -----------   --------  -----------
     Total benefits and other deductions......         7,100           --        (1,284)       5,816        (26)       5,790
                                               -------------  -----------   -----------  -----------   --------  -----------
  Income (loss) from continuing operations,
   before income taxes........................        (2,713)          --          (386)      (3,099)        69       (3,030)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Income tax (expense) benefit from
   continuing operations......................           622           --            25          647        (15)         632
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss) from
   continuing operations......................        (2,091)          --          (361)      (2,452)        54       (2,398)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss)...........................        (2,091)          --          (311)      (2,402)        54       (2,348)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss) attributable to
   AXA Equitable.............................. $      (2,401) $        --   $        --  $    (2,401)  $     54  $    (2,347)
                                               =============  ===========   ===========  ===========   ========  ===========

                                                                SIX MONTHS ENDED JUNE 30, 2018
                                              -----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                  IMPACT OF
                                                REPORTED      ADJUSTMENT    AS ADJUSTED   REVISIONS  AS REVISED
                                              -------------  ------------  -------------  --------- -----------
                                                                        (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $      (2,091)  $      (311) $      (2,402) $      54 $    (2,348)
                                              -------------   -----------  -------------  --------- -----------
  Comprehensive income (loss)................        (3,160)         (305)        (3,465)        54      (3,411)
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $      (3,463)  $        --  $      (3,463) $      54 $    (3,409)
                                              =============   ===========  =============  ========= ===========

                                                                SIX MONTHS ENDED JUNE 30, 2018
                                               ---------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                 REPORTED      ADJUSTMENT  AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ------------ -----------  ---------  -----------
                                                                        (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year........ $       9,010  $         -- $     9,010  $     (72) $     8,938
  Net income (loss) attributable to
   AXA Equitable..............................        (2,401)           --      (2,401)        54       (2,347)
                                               -------------  ------------ -----------  ---------  -----------
  Retained earnings, end of period............         6,617            --       6,617        (18)       6,599
                                               -------------  ------------ -----------  ---------  -----------
  Total AXA Equitable's equity, end of period.        13,925            --      13,925        (18)      13,907
                                               -------------  ------------ -----------  ---------  -----------
   TOTAL EQUITY, END OF PERIOD................ $      16,964  $         -- $    16,964  $     (18) $    16,946
                                               =============  ============ ===========  =========  ===========

                                                           SIX MONTHS ENDED JUNE 30, 2018
                                                ----------------------------------------------------
                                                             PRESENTATION
                                                     AS      RECLASSIFI-
                                                  REPORTED     CATIONS      REVISIONS    AS REVISED
                                                -----------  ------------  -----------  ------------
                                                                    (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $    (2,091) $         --  $        54  $     (2,037)
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Policy charges and fee income...............      (1,773)           --           29        (1,744)
   Net derivative (gains) losses...............       1,172            --          (72)        1,100
   Amortization and depreciation...............          --           335           21           356
   Amortization of deferred sales commission...          13           (13)          --            --
   Other depreciation and amortization.........         (45)           45           --            --
   Equity (income) loss from
     limited partnerships......................          --           (60)          --           (60)
   Distributions from joint ventures and
     limited partnerships......................          44           (44)          --            --
   Cash received on the recapture of
     captive reinsurance.......................       1,099            --          174         1,273
   Changes in:
     Reinsurance recoverable...................          15            --          166           181
     Deferred policy acquisition costs.........          89           (89)          --            --
     Capitalization of deferred policy
       acquisition costs.......................          --          (280)          --          (280)
     Future policy benefits....................         396            --         (554)         (158)
     Current and deferred income taxes.........        (645)           --          167          (478)
     Other, net................................         416           104         (304)          216
                                                -----------  ------------  -----------  ------------
  Net cash provided by (used in)
   operating activities........................ $     1,190  $         (2) $      (319) $        869
                                                -----------  ------------  -----------  ------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Trading account securities.................. $     4,843  $         --  $        24  $      4,867
   Real estate joint ventures..................          --           140           --           140
   Short-term investments......................          --         1,331          (24)        1,307
   Other.......................................         260          (140)          --           120
  Payment for the purchase/origination of:
   Short-term investments......................          --        (1,081)         205          (876)
  Cash settlements related to
   derivative instruments......................        (267)           --         (489)         (756)
  Change in short-term investments.............         248          (248)          --            --
  Other, net...................................         379            --           11           390
                                                -----------  ------------  -----------  ------------
Net cash provided by (used in)
  investing activities......................... $    (1,605) $          2  $      (273) $     (1,876)
                                                -----------  ------------  -----------  ------------

                                                         SIX MONTHS ENDED JUNE 30, 2018
                                              ----------------------------------------------------
                                                           PRESENTATION
                                                   AS      RECLASSIFI-
                                                REPORTED     CATIONS      REVISIONS    AS REVISED
                                              -----------  ------------ ------------  ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.................................. $     5,227  $         -- $     (1,107) $      4,120
   Withdrawals...............................      (2,611)           --          480        (2,131)
   Transfer (to) from Separate Accounts......        (305)           --        1,219           914

   --------
  /(1)/Net income (loss) includes $310 million in the six months ended June 30, 2018 of the discontinued operations that are not included in net income
       (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated statement of cash flows for the nine months ended September 30, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's September 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables. Tables for the other consolidated financial statements as of or for the three and nine months ended September 30, 2018 are not presented as these revisions were already reflected in the Company's September 30, 2018 Form 10-Q.

                                                           NINE MONTHS ENDED SEPTEMBER 30, 2018
                                                ---------------------------------------------------------
                                                                PRESENTATION
                                                AS REPORTED   RECLASSIFICATIONS    REVISIONS   AS REVISED
                                                -----------  -------------------  ----------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Amortization and depreciation............... $        --  $               258  $       --  $       258
   Amortization of deferred sales commission...          17                  (17)         --           --
   Other depreciation and amortization.........         (60)                  60          --           --
   Equity (income) loss from
     limited partnerships......................          --                  (83)         --          (83)
   Distribution from joint ventures and
     limited partnerships......................          63                  (63)         --           --
   Cash received on the recapture of
     captive reinsurance.......................       1,099                   --         174        1,273
   Changes in:.................................
     Reinsurance recoverable...................          20                   --          86          106
     Deferred policy acquisition costs.........        (129)                 129          --           --
     Capitalization of deferred policy
       acquisition costs.......................          --                 (432)         --         (432)
     Future policy benefits....................         (58)                  --        (541)        (599)
     Current and deferred income taxes.........        (264)                  --        (400)        (664)
     Other, net................................         123                  146         179          448
                                                -----------  -------------------  ----------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING
   ACTIVITIES.................................. $     1,614  $                (2) $     (502) $     1,110
                                                -----------  -------------------  ----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from the
     sale/maturity/prepayment of:
     Trading account securities................ $     6,913  $                --  $       77  $     6,990
     Real estate joint ventures................          --                  140          --          140
     Short-term investments....................          --                1,806          --        1,806
     Other.....................................         344                 (140)         --          204
     Short-term investments....................          --               (1,530)        204       (1,326)
  Cash settlements related to
   derivative instruments......................        (584)                  --        (492)      (1,076)
  Change in short-term investments.............         350                 (274)        (77)          (1)
  Other, net...................................         305                   --         (19)         286
                                                -----------  -------------------  ----------  -----------
Net cash provided by (used in)
  investing activities......................... $    (2,990) $                 2  $     (307) $    (3,295)
                                                -----------  -------------------  ----------  -----------

                                                         NINE MONTHS ENDED SEPTEMBER 30, 2018
                                              ----------------------------------------------------------
                                                                PRESENTATION
                                               AS REPORTED    RECLASSIFICATIONS    REVISIONS  AS REVISED
                                              -------------  -------------------- ----------  ----------
                                                                     (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.................................. $       7,852  $                 -- $   (1,668) $    6,184
   Withdrawals...............................        (4,014)                   --        760      (3,254)
   Transfer (to) from Separate Accounts......          (338)                   --      1,717       1,379
                                              -------------  -------------------- ----------  ----------
Net cash provided by (used in)
  financing activities....................... $       1,293  $                 -- $      809  $    2,102
                                              -------------  -------------------- ----------  ----------

   The following tables present line items of the consolidated financial statements as of and for the three months ended March 31, 20 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's March 31, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF MARCH 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------- -------------  ------------ ---------  ----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $        4,961 $          --  $      4,961 $     (64) $    4,897
                                              -------------- -------------  ------------ ---------  ----------
   Total Assets.............................. $      210,013 $          --  $    210,013 $     (64) $  209,949
                                              ============== =============  ============ =========  ==========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $       28,691 $          --  $     28,691 $      66  $   28,757
  Current and deferred taxes.................          2,726          (562)        2,164       (46)      2,118
                                              -------------- -------------  ------------ ---------  ----------
   Total Liabilities......................... $      195,091 $          --  $    195,091 $      20  $  195,111
                                              -------------- -------------  ------------ ---------  ----------
EQUITY:
  Retained Earnings.......................... $        5,978 $          --  $      5,978 $     (84) $    5,894
                                              -------------- -------------  ------------ ---------  ----------
  AXA Equitable Equity.......................         11,459            --        11,459       (84)     11,375
                                              -------------- -------------  ------------ ---------  ----------
  Noncontrolling interest....................          3,046            --         3,046        --       3,046
  Total Equity...............................         14,505            --        14,505       (84)     14,421
                                              -------------- -------------  ------------ ---------  ----------
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY........................ $      210,013 $          --  $    210,013 $     (64) $  209,949
                                              ============== =============  ============ =========  ==========

                                                                       THREE MONTHS ENDED MARCH 31, 2017
                                               --------------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                  IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS   AS REVISED
                                               -------------  ----------- -------------  ------------  ----------  ------------
                                                                                 (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         852  $        -- $          --  $        852  $      (22) $        830
   Net derivative gains (losses)..............          (362)          --            10          (352)          7          (345)
                                               -------------  ----------- -------------  ------------  ----------  ------------
     Total revenues...........................         2,314           --          (745)        1,569         (15)        1,554

                                                                     THREE MONTHS ENDED MARCH 31, 2017
                                               -----------------------------------------------------------------------------
                                                                            DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC     OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT    ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                               -------------  -----------  -------------  -----------  ---------  ----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           975           --             --          975         (3)        972
   Interest credited to policyholders'
     account balances.........................           279           --             --          279        (30)        249
   Compensation and benefits..................           438          (33)          (322)          83         --          83
   Commissions and distribution
     related payments.........................           382         (114)           (96)         172         --         172
   Amortization of deferred policy
     acquisition costs........................            29          148             --          177         63         240
   Other operating costs and expenses.........           381           (1)          (179)         201         --         201
                                               -------------  -----------  -------------  -----------  ---------  ----------
     Total benefits and other deductions......         2,489           --           (598)       1,891         30       1,921
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Income (loss) from continuing operations,
   before income taxes........................          (175)          --           (147)        (322)       (45)       (367)
  Income tax (expense) benefit from
   continuing operations......................           121           --             11          132         16         148
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Net income (loss) from
   continuing operations......................           (54)          --           (136)        (190)       (29)       (219)
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Net income (loss)...........................           (54)          --           (118)        (172)       (29)       (201)
                                               -------------  -----------  -------------  -----------  ---------  ----------
  NET INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE.............................. $        (172) $        --  $          --  $      (172) $     (29) $     (201)
                                               =============  ===========  =============  ===========  =========  ==========

                                                              THREE MONTHS ENDED MARCH 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  -------------  -----------  ---------  ----------
                                                                        (IN MILLIONS)
  CONSOLIDATED STATEMENT OF COMPREHENSIVE
   INCOME (LOSS):
   Net income (loss)......................... $         (54) $        (118) $      (172) $     (29) $     (201)
                                              -------------  -------------  -----------  ---------  ----------
   Change in unrealized gains (losses), net
     of reclassification adjustment..........            92             --           92         21         113
   Total other comprehensive income (loss),
     net of income taxes.....................           127             (7)         120         21         141
                                              -------------  -------------  -----------  ---------  ----------
   Comprehensive income (loss)...............            73           (125)         (52)        (8)        (60)
                                              -------------  -------------  -----------  ---------  ----------
   COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE
     TO AXA EQUITABLE........................ $         (52) $          --  $       (52) $      (8) $      (60)
                                              =============  =============  ===========  =========  ==========

                                                               THREE MONTHS ENDED MARCH 31, 2017
                                               ----------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ------------ ------------  ---------  -----------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year........ $       6,150  $         -- $      6,150  $     (55) $     6,095
  Net income (loss) attributable to
   AXA Equitable..............................          (172)           --         (172)       (29)        (201)
                                               -------------  ------------ ------------  ---------  -----------
  Retained earnings, end of period............         5,978            --        5,978        (84)       5,894
                                               -------------  ------------ ------------  ---------  -----------
  Accumulated other comprehensive income,
   beginning of year..........................            17            --           17        (21)          (4)
  Other comprehensive income (loss)...........           120            --          120         21          141
                                               -------------  ------------ ------------  ---------  -----------
  Accumulated other comprehensive income,
   end of period..............................           137            --          137         --          137
                                               -------------  ------------ ------------  ---------  -----------
  Total AXA Equitable's equity, end of period.        11,459            --       11,459        (84)      11,375
                                               -------------  ------------ ------------  ---------  -----------
   TOTAL EQUITY, END OF PERIOD................ $      14,505  $         -- $     14,505  $     (84) $    14,421
                                               =============  ============ ============  =========  ===========

                                                            THREE MONTHS ENDED MARCH 31, 2017
                                                --------------------------------------------------------
                                                                 PRESENTATION
                                                 AS REPORTED   RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                -------------  -----------------  ---------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $         (54) $              --  $     (29) $       (83)
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Interest credited to policyholders'
     account balances..........................           279                 --        (30)         249
   Policy charges and fee income...............          (852)                --         22         (830)
   Net derivative (gains) losses...............           362                 --         (7)         355
   Amortization and depreciation...............            --                229         63          292
   Amortization of deferred sales commission...             9                 (9)        --           --
   Other depreciation and amortization.........            36                (36)        --           --
   Amortization of other intangibles...........             8                 (8)        --           --
   Equity (income) loss from
     limited partnerships......................            --                (39)        --          (39)
   Distributions from joint ventures and
     limited partnerships......................            26                (26)        --           --
   Changes in:                                                                                        --
     Reinsurance recoverable...................           (23)                --       (173)        (196)
     Deferred policy acquisition costs.........            29                (29)        --           --
     Capitalization of deferred policy
       acquisition costs.......................            --               (148)        --         (148)
     Future policy benefits....................           241                 --         17          258
     Current and deferred income taxes.........          (188)                --         (6)        (194)
     Other, net................................           151                 65         --          216
                                                -------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN)
  OPERATING ACTIVITIES......................... $          18  $              (1) $    (143) $      (126)
                                                -------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Short-term investments...................... $          --  $             631  $      --  $       631
  Payment for the purchase/origination of:
   Short-term investments......................            --               (376)      (289)        (665)
  Change in short-term investments.............           254               (254)        --           --
  Other, net...................................            43                 --        100          143
                                                -------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN)
  INVESTING ACTIVITIES......................... $      (2,447) $               1  $    (189) $    (2,635)
                                                -------------  -----------------  ---------  -----------

                                                        THREE MONTHS ENDED MARCH 31, 2017
                                              -----------------------------------------------------
                                                                  PRESENTATION
                                               AS REPORTED      RECLASSIFICATIONS REVISIONS  AS REVISED
                                              ------------      ----------------- ---------  ----------
                                                                  (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
 Policyholders' account balances:
  Deposits................................... $      2,240         $           --  $    269  $    2,509
  Withdrawals................................         (785)                    --      (157)       (942)
  Transfer (to) from Separate Accounts.......          176                     --       220         396
                                              ------------         --------------  --------  ----------
NET CASH PROVIDED BY (USED IN)
  FINANCING ACTIVITIES....................... $      2,306         $           --  $    332  $    2,638
                                              ------------         --------------  --------  ----------

   --------
  /(1)/Net income (loss) includes $118 million in the three months ended
       March 31, 2017 of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated financial statements as of and for the three and six months ended June 30, 2017 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's June 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF JUNE 30, 2017
                                              ----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT    AS ADJUSTED REVISIONS  AS REVISED
                                              ------------- --------------  ----------- ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $       4,913 $           --  $     4,913 $     (63) $     4,850
                                              ------------- --------------  ----------- ---------  -----------
   Total Assets.............................. $     215,713 $           --  $   215,713 $     (63) $   215,650
                                              ============= ==============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $      29,679 $           --  $    29,679 $      53  $    29,732
  Current and deferred taxes.................         3,267           (542)       2,725       (39)       2,686
                                              ------------- --------------  ----------- ---------  -----------
   Total Liabilities......................... $     199,095 $           --  $   199,095 $      14  $   199,109
                                              ------------- --------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings.......................... $       7,479 $           --  $     7,479 $     (77) $     7,402
                                              ------------- --------------  ----------- ---------  -----------
  AXA Equitable Equity.......................        13,273             --       13,273       (77)      13,196
                                              ------------- --------------  ----------- ---------  -----------
  Total Equity...............................        16,257             --       16,257       (77)      16,180
                                              ------------- --------------  ----------- ---------  -----------
Total Liabilities, Redeemable Noncontrolling
  Interest and Equity........................ $     215,713 $           --  $   215,713 $     (63) $   215,650
                                              ============= ==============  =========== =========  ===========

                                                                   THREE MONTHS ENDED JUNE 30, 2017
                                               -------------------------------------------------------------------------
                                                                        DISCONTINUED
                                               AS PREVIOUSLY GROSS DAC   OPERATIONS                IMPACT OF
                                                 REPORTED    ADJUSTMENT  ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                               ------------- ---------- ------------  ----------- ----------  ----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         846 $       -- $         --  $       846 $      (12) $      834
   Net derivative gains (losses)..............         1,763         --            5        1,768          8       1,776
                                               ------------- ---------- ------------  ----------- ----------  ----------
     Total revenues...........................         4,548         --         (781)       3,767         (4)      3,763

                                                                      THREE MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                 IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT    AS ADJUSTED  REVISIONS  AS REVISED
                                               -------------  ----------  -------------  ------------  ---------  ----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.................... $       1,363  $       --  $          --  $      1,363  $      (7) $    1,356
   Interest credited to policyholders'
     account balances.........................           208          --             --           208         (9)        199
   Compensation and benefits..................           450         (32)          (328)           90         --          90
   Commissions and distribution
     related payments.........................           389        (116)          (103)          170         --         170
   Amortization of deferred policy
     acquisition costs........................           (49)        150             --           101         (1)        100
   Other operating costs and expenses.........           149          (2)          (208)          (61)        --         (61)
                                               -------------  ----------  -------------  ------------  ---------  ----------
     Total benefits and other deductions......         2,516          --           (641)        1,875        (17)      1,858
                                               -------------  ----------  -------------  ------------  ---------  ----------
Income (loss) from continuing operations,
  before income taxes.........................         2,032          --           (140)        1,892         13       1,905
                                               -------------  ----------  -------------  ------------  ---------  ----------
Income tax (expense) benefit from
  continuing operations.......................          (419)         --             11          (408)        (5)       (413)
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss) from continuing operations..         1,613          --           (129)        1,484          8       1,492
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss).............................         1,613          --           (113)        1,500          8       1,508
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss) attributable to
  AXA Equitable............................... $       1,500  $       --  $          --  $      1,500  $       8  $    1,508
                                               =============  ==========  =============  ============  =========  ==========

                                                              THREE MONTHS ENDED JUNE 30, 2017
                                              -----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                 IMPACT OF
                                                REPORTED       ADJUSTMENT    AS ADJUSTED  REVISIONS AS REVISED
                                              -------------- --------------  ------------ --------- -----------
                                                                        (IN MILLIONS)
  CONSOLIDATED STATEMENT OF COMPREHENSIVE
   INCOME (LOSS):
   Net income (loss)......................... $        1,613 $         (113) $      1,500 $       8 $     1,508
                                              -------------- --------------  ------------ --------- -----------
   Comprehensive income (loss)...............          1,887            (93)        1,794         8       1,802
                                              -------------- --------------  ------------ --------- -----------
   Comprehensive income (loss) attributable
     to AXA Equitable........................ $        1,794 $           --  $      1,794 $       8 $     1,802
                                              ============== ==============  ============ ========= ===========

                                                                     SIX MONTHS ENDED JUNE 30, 2017
                                               --------------------------------------------------------------------------
                                                                         DISCONTINUED
                                               AS PREVIOUSLY GROSS DAC    OPERATIONS               IMPACT OF
                                                 REPORTED    ADJUSTMENT   ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                               ------------- ---------- -------------  ----------- ---------  -----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       1,698 $       -- $          --  $     1,698 $     (34) $     1,664
   Net derivative gains (losses)..............         1,362         --            15        1,377        54        1,431
                                               ------------- ---------- -------------  ----------- ---------  -----------
     Total revenues...........................         6,823         --        (1,526)       5,297        20        5,317

                                                                       SIX MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ----------  -------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.................... $       2,338  $       --  $          --  $     2,338  $     (10) $     2,328
   Compensation and benefits..................           888         (65)          (650)         173         --          173
   Commissions and distribution
     related payments.........................           771        (230)          (199)         342         --          342
   Amortization of deferred policy
     acquisition costs........................           (20)        298             --          278         62          340
   Other operating costs and expenses.........           530          (3)          (387)         140         --          140
                                               -------------  ----------  -------------  -----------  ---------  -----------
     Total benefits and other deductions......         4,966          --         (1,239)       3,727         52        3,779
                                               -------------  ----------  -------------  -----------  ---------  -----------
Income (loss) from continuing operations,
  before income taxes.........................         1,857          --           (287)       1,570        (32)       1,538
Income tax (expense) benefit from
  continuing operations.......................          (298)         --             22         (276)        11         (265)
                                               -------------  ----------  -------------  -----------  ---------  -----------
Net income (loss) from continuing operations..         1,559          --           (265)       1,294        (21)       1,273
                                               -------------  ----------  -------------  -----------  ---------  -----------
Net income (loss).............................         1,559          --           (231)       1,328        (21)       1,307
Net income (loss) attributable to
  AXA Equitable............................... $       1,328  $       --  $          --  $     1,328  $     (21) $     1,307
                                               =============  ==========  =============  ===========  =========  ===========

                                                               SIX MONTHS ENDED JUNE 30, 2017
                                              ----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------- ------------  ------------ ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $        1,559 $       (231) $      1,328 $     (21) $     1,307
                                              -------------- ------------  ------------ ---------  -----------
  Change in unrealized gains (losses), net
   of reclassification adjustment............            386           --           386        21          407
  Other comprehensive income.................            401           13           414        21          435
                                              -------------- ------------  ------------ ---------  -----------
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $        1,742 $         --  $      1,742 $      --  $     1,742
                                              ============== ============  ============ =========  ===========

                                                                SIX MONTHS ENDED JUNE 30, 2017
                                              -----------------------------------------------------------------
                                                            DISCONTINUED
                                              AS PREVIOUSLY  OPERATIONS               IMPACT OF
                                                REPORTED     ADJUSTMENT  AS ADJUSTED  REVISIONS    AS REVISED
                                              ------------- ------------ ------------ ---------  --------------
                                                                        (IN MILLIONS)
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year....... $       6,151 $         -- $      6,151 $     (56) $        6,095
  Net income (loss) attributable to
   AXA Equitable.............................         1,328           --        1,328       (21)          1,307
                                              ------------- ------------ ------------ ---------  --------------
  Retained earnings, end of period...........         7,479           --        7,479       (77)          7,402
                                              ------------- ------------ ------------ ---------  --------------
  Accumulated other comprehensive income,
   beginning of year.........................            17           --           17       (21)             (4)
  Other comprehensive income (loss)..........           414           --          414        21             435
                                              ------------- ------------ ------------ ---------  --------------
  Accumulated other comprehensive income,
   end of period.............................           431           --          431        --             431
                                              ------------- ------------ ------------ ---------  --------------
  Total AXA Equitable's equity, end
    of period................................        13,273           --       13,273       (77)         13,196
                                              ------------- ------------ ------------ ---------  --------------
  Noncontrolling interest, end of period.....         2,984           --        2,984        --           2,984
                                              ------------- ------------ ------------ ---------  --------------
   TOTAL EQUITY, END OF PERIOD............... $      16,257 $         -- $     16,257 $     (77) $       16,180
                                              ============= ============ ============ =========  ==============

                                                             SIX MONTHS ENDED JUNE 30, 2017
                                                -------------------------------------------------------
                                                               PRESENTATION
                                                AS REPORTED  RECLASSIFICATIONS   REVISIONS   AS REVISED
                                                -----------  -----------------  ----------  -----------
                                                                     (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $     1,559  $              --  $      (21) $     1,538
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Policy charges and fee income...............      (1,698)                --          34       (1,664)
   Net derivative (gains) losses...............      (1,362)                --         (54)      (1,416)
   Amortization and depreciation...............          --                233          62          295
   Amortization of deferred sales commission...          17                (17)         --           --
   Other depreciation and amortization.........         (61)                61          --           --
   Equity (income) loss from
     limited partnerships......................          --                (65)         --          (65)
   Distribution from joint ventures and
     limited partnerships......................          50                (50)         --           --
   Changes in:
     Reinsurance recoverable...................        (194)                --        (354)        (548)
     Deferred policy acquisition costs.........          43                (43)         --           --
     Capitalization of deferred policy
       acquisition costs.......................         (63)              (235)         --         (298)
     Future policy benefits....................       1,303                 --          45        1,348
     Current and deferred income taxes.........         204                 --           3          207
     Other, net................................          84                115          --          199
                                                -----------  -----------------  ----------  -----------
Net cash provided by (used in)
  operating activities......................... $       (75) $              (1) $     (285) $      (361)
                                                -----------  -----------------  ----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
  sale/maturity/prepayment of:
   Short-term investments...................... $        --  $           1,078  $       --  $     1,078
  Payment for the purchase/origination of:
   Short-term investments......................          --             (1,599)         --       (1,599)
  Change in short-term investments.............        (508)               522         (14) $        --
  Other, net...................................         243                 --        (197)          46
                                                -----------  -----------------  ----------  -----------
Net cash provided by (used in)
  investing activities......................... $    (3,588) $               1  $     (211) $    (3,798)
                                                -----------  -----------------  ----------  -----------

                                                           SIX MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------
                                                              PRESENTATION
                                               AS REPORTED  RECLASSIFICATIONS REVISIONS   AS REVISED
                                               -----------  ----------------- ---------  -----------
                                                                   (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits................................... $     4,109   $             -- $     784  $     4,893
   Withdrawals................................      (1,557)                --      (284)      (1,841)
     Transfer (to) from Separate Accounts.....         767                 --        (4)         763
                                               -----------   ---------------- ---------  -----------
Net cash provided by (used in)
  financing activities........................ $     4,182   $             -- $     496  $     4,678
                                               -----------   ---------------- ---------  -----------

   --------
  /(1)/Net income (loss) includes $231 million in the six months ended June 30, 2017 of the discontinued operations that are not included in net income
       (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items in the consolidated statement of cash flows for the nine months ended September 30, 2017 financial information that has been affected by the revisions. This information has been corrected from the information previously presented in the Company's September 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables. Tables for the other consolidated financial statements as of and for the three and nine months ended September 30, 2017 are not included as these revisions were already reflected in the Company's September 30, 2018
   Form 10-Q.

                                                        NINE MONTHS ENDED SEPTEMBER 30, 2017
                                               -----------------------------------------------------
                                                              PRESENTATION
                                               AS REPORTED  RECLASSIFICATIONS  REVISIONS  AS REVISED
                                               -----------  -----------------  ---------  ----------
                                                                   (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
 Adjustments to reconcile net income (loss)
  to net cash provided by (used in)
  operating activities:
  Amortization and depreciation...............  $       --  $             432  $      --  $      432
  Other depreciation and amortization.........         (67)                67         --          --
  Equity (income) loss from
    limited partnerships......................          --               (103)        --        (103)
  Distribution from joint ventures and
    limited partnerships......................          94                (94)        --          --
  Changes in:
    Reinsurance recoverable...................        (361)                --       (455)       (816)
    Deferred policy acquisition costs.........          42                (42)        --          --
    Capitalization of deferred policy
      acquisition costs.......................          --               (433)        --        (433)
    Future policy benefits....................       1,146                 --        168       1,314
    Current and deferred income taxes.........         640                 --       (389)        251
    Other, net................................         617                197         --         814
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  OPERATING ACTIVITIES........................  $      994  $              (1) $    (676) $      317
                                                ----------  -----------------  ---------  ----------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Short-term investments.....................  $       --  $           1,909  $      --  $    1,909
  Payment for the purchase/origination of:
   Short-term investments.....................          --             (2,174)        --      (2,174)
  Change in short-term investments............        (266)               266         --          --
  Other, net..................................        (258)                --        203         (55)
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  INVESTING ACTIVITIES........................  $   (5,231) $               1  $     203  $   (5,027)

CASH FLOWS FROM FINANCING ACTIVITIES:
 Policyholders' account balances:
  Deposits....................................  $    5,871  $              --  $   1,116  $    6,987
  Withdrawals.................................      (2,574)                --       (244)     (2,818)
  Transfer (to) from Separate Accounts........       1,617                 --       (399)      1,218
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  FINANCING ACTIVITIES........................  $    5,460  $              --  $     473  $    5,933
                                                ----------  -----------------  ---------  ----------

22)SUBSEQUENT EVENTS

   AXA Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (the "2019 Plan")

   In November 2018, Holdings' Board of Directors and AXA, as Holdings' then controlling stockholder, adopted the 2019 Plan, which became effective January 1, 2019, with a total of 5.2 million shares of common stock reserved for issuance thereunder. On February 25, 2019, the Compensation Committee of Holdings' Board of Directors approved an amendment to the 2019 Plan increasing the amount of shares of Holdings' common stock available for issuance in connection with equity awards granted under the 2019 Plan by two million shares. The holder of a majority of the outstanding shares of Holdings' common stock executed a written consent approving the increase on February 28, 2019.

   AXA Secondary Offering of Holdings Common Stock and Holdings Share Buy-back

   On March 25, 2019, AXA completed a follow-on secondary offering of 46 million shares of common stock of Holdings and the sale to Holdings of 30 million shares of common stock of Holdings. Following the completion of this secondary offering and the share buyback by Holdings, AXA owns 48.3% of the shares of common stock of Holdings. As a result, Holdings is no longer a majority owned subsidiary of AXA.

   Repayment of Senior Surplus Note

   On December 28, 2018, the Company, issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The Company repaid this note on March 5, 2019.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE I
      SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN RELATED PARTIES
                            AS OF DECEMBER 31, 2018

                                                                            AMOUNT AT
                                                                           WHICH SHOWN
                                                                           ON BALANCE
                                                COST/(1)/    FAIR VALUE       SHEET
                                              ------------- ------------- -------------
                                                            (IN MILLIONS)
Fixed Maturities:
  U.S. government, agencies and authorities.. $      13,646 $      13,335 $      13,335
  State, municipalities and
   political subdivisions....................           408           454           454
  Foreign governments........................           515           519           519
  Public utilities...........................         4,614         4,569         4,569
  All other corporate bonds..................        22,076        21,807        21,807
  Residential mortgage-backed................           193           202           202
  Asset-backed...............................           600           590           590
  Redeemable preferred stocks................           440           439           439
                                              ------------- ------------- -------------
Total fixed maturities.......................        42,492        41,915        41,915
Mortgage loans on real estate/(2)/...........        11,825        11,478        11,818
Real estate held for the production
   of income.................................            52            52            52
Policy loans.................................         3,267         3,944         3,267
Other equity investments.....................         1,103         1,144         1,144
Trading securities...........................        15,361        15,166        15,166
Other invested assets........................         1,554         1,554         1,554
                                              ------------- ------------- -------------
Total Investments............................ $      75,654 $      75,253 $      74,916
                                              ============= ============= =============

   --------
  /(1)/Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.
  /(2)/Balance Sheet amount for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by valuation allowance.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE IV
                               REINSURANCE/(1)/
        AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                                    ASSUMED             PERCENTAGE
                                                         CEDED TO    FROM               OF AMOUNT
                                                GROSS      OTHER     OTHER      NET      ASSUMED
                                                AMOUNT   COMPANIES COMPANIES   AMOUNT     TO NET
                                              ---------- --------- --------- ---------- ----------
                                                                  (IN MILLIONS)
AS OF DECEMBER 31, 2018
Life insurance in-force...................... $  390,374 $  69,768 $  30,322 $  350,928        8.6%
                                              ========== ========= ========= ==========  =========

FOR THE YEAR ENDED DECEMBER 31, 2018
Premiums:
Life insurance and annuities................. $      787 $     128 $     177 $      836       21.2%
Accident and health..........................         49        32         9         26       34.6%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      836 $     160 $     186 $      862       21.6%
                                              ========== ========= ========= ==========  =========

As of December 31, 2017
Life insurance in-force/(2)/................. $  392,926 $  73,843 $  30,300 $  349,383        8.7%
                                              ========== ========= ========= ==========  =========

For the year ended December 31, 2017
Premiums:
Life insurance and annuities................. $      826 $     135 $     186 $      877       21.2%
Accident and health..........................         54        36         9         27       33.3%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      880 $     171 $     195 $      904       21.6%
                                              ========== ========= ========= ==========  =========

As of December 31, 2016
Life insurance in-force...................... $  399,230 $  78,760 $  31,722 $  352,192        9.0%
                                              ========== ========= ========= ==========  =========

For the year ended December 31, 2016
Premiums:
Life insurance and annuities................. $      790 $     135 $     197 $      852       23.1%
Accident and health..........................         60        41         9         28       32.1%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      850 $     176 $     206 $      880       23.4%
                                              ========== ========= ========= ==========  =========

   --------
  /(1)/Includes amounts related to the discontinued group life and health business.
  /(2)/Previously reported amounts for "Life insurance in-force -- Ceded to other companies" of $41,330 million and "Net amount" of $381,896 have been revised due to an error.

MOMENTUM PLUS/SM/
Retirement Planning from AXA Equitable


SUPPLEMENT DATED MAY 1, 2019 TO THE PROSPECTUS DATED MAY 1, 2019

OHIO ALTERNATIVE RETIREMENT PROGRAM
THE POOLED TRUST FOR MEMBERS RETIREMENT PLANS OF AXA EQUITABLE LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your prospectus and retain it for future reference. This Supplement incorporates the prospectus by reference. Unless otherwise indicated, all other information included in your prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your prospectus.

We offer the MOMENTUM PLUS/SM/ program, as described below, to certain participants in defined contribution plans that meet the requirements of
Section 401(a) of the Internal Revenue Code within the state of Ohio (''Ohio ARP plan''). When MOMENTUM PLUS/SM/ is offered as a funding vehicle under your employer's Ohio ARP plan, the document provided to you is called an ''Ohio ARP contract.''

We offer Ohio ARP contracts to purchasers on the same basis and under the same conditions that apply to the IRS pre-approved Trust or the Pooled Trust described under ''The MOMENTUM Plus/SM/ program'' section of the prospectus, except for certain differences described in this Supplement.

..   Under Ohio ARP contracts the term "contract date" means the date as of which we receive the first contribution, made under any Ohio ARP contract.

..   A "participant" means a person covered under and eligible to participate in an employer's plan, who has applied for an Ohio ARP contract. The participant may exercise rights under an Ohio ARP contract to the extent permitted by the Ohio ARP plan. As a participant, you must authorize a trustee to act on your behalf with respect to the Ohio ARP contract ("Ohio ARP trustee").

..   The term "retirement account value" in the prospectus and this Supplement has the same meaning as the terms "annuity account value" and "cash value" in your Ohio ARP contract in that cash value means an amount equal to the annuity account value less any charges that apply.

Your Ohio ARP contract will be held by an entity referred to as the "Ohio ARP contract holder." Additionally, rights under your Ohio ARP contract may only be exercised subject to the terms of your employer's plan and in accordance with any Ohio law that applies.

ALL REFERENCES IN THE PROSPECTUS TO "ADMINISTRATIVE CHARGE" OR "QUARTERLY ADMINISTRATIVE CHARGE" ARE DELETED IN THEIR ENTIRETY.

ALL REFERENCES IN THE PROSPECTUS TO WITHDRAWAL CHARGES ARE DELETED IN THEIR ENTIRETY.

THE FOLLOWING INFORMATION IS ADDED AT THE END OF THE FIRST PARAGRAPH UNDER "EXAMPLES" IN THE "FEE TABLE" SECTION OF THE PROSPECTUS:

Ohio ARP contracts currently have a reduced mortality and expense risks charge of 0.65% (which currently reduces the Total Separate Account A annual expenses to 0.90%) and no withdrawal and administrative charges. Since the expense examples reflect Total Separate Account A annual expenses of 1.35% and an assumed withdrawal charge and administrative charge, the expenses shown are higher than they currently are for Ohio ARP contracts.

Because you are purchasing or contributing to an annuity contract to fund a retirement plan qualified under Section 401 of the Code, you should be aware that the contract meets Code qualification requirements but does not provide tax deferral benefits beyond those already provided by the Code. You should consider whether the contract's features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of the contract with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see the "Tax information" section of the prospectus for your specific type of retirement arrangement.)

                       FOR USE ONLY IN THE STATE OF OHIO


                                                                        #646559

THE FOLLOWING INFORMATION REPLACES THE FIRST THREE SENTENCES OF THE FIRST PARAGRAPH UNDER "HOW CONTRIBUTIONS CAN BE MADE" IN THE "CONTRACT FEATURES AND BENEFITS" SECTION OF THE PROSPECTUS:

You, as participant or your employer on your behalf may make contributions at any time either by wire transfer or check. Subject to the terms of your employer's Ohio ARP plan, certain contributions made by your employer, although designated as employee contributions, will be treated, under Code
Section 414(h)(2), as employer contributions. Participants should not send contributions directly to AXA Equitable. Currently there is no minimum contribution amount. However, we reserve the right to impose a minimum aggregate contribution amount on an annual basis. If we impose a minimum amount, we will specify that amount in your application for the Ohio ARP contract.

THE FOLLOWING INFORMATION REPLACES THE FIRST THREE SENTENCES OF THE FIRST PARAGRAPH UNDER "EFFECTS OF PLAN OR CONTRACT TERMINATION" IN THE "CONTRACT FEATURES AND BENEFITS" SECTION OF THE PROSPECTUS:

When contract termination occurs, except as otherwise provided in your employer's Ohio ARP plan, you, as participant, have the option of having amounts in the guaranteed interest option paid in installments or immediately receiving a lump sum payment subject to a market value adjustment (discussed below).

THE FOLLOWING INFORMATION IS ADDED AFTER THE LAST PARAGRAPH UNDER "MARKET VALUE ADJUSTMENT" IN THE "CONTRACT FEATURES AND BENEFITS" SECTION OF THE PROSPECTUS:

With respect to the calculation date used in determining the market value adjustment, actions taken by other participants in your employer's Ohio ARP plan (for example, transfers, withdrawals, etc.) will not affect the amount of the market value adjustment applied to your withdrawal under your Ohio ARP contract.

THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE OF THE FIRST PARAGRAPH UNDER "SELECTING INVESTMENT OPTIONS (EMPLOYERS AND PLAN TRUSTEES ONLY)" IN THE "CONTRACT FEATURES AND BENEFITS" SECTION OF THE PROSPECTUS:

Under the provisions of your Ohio ARP contract, and subject to the terms of your employer's Ohio ARP plan, you, as participant, may select from all investment options that we offer in the Ohio ARP MOMENTUM PLUS/SM/ program.

THE FOLLOWING INFORMATION REPLACES THE FIRST AND THIRD PARAGRAPHS UNDER "ALLOCATING YOUR CONTRIBUTIONS" IN THE "CONTRACT FEATURES AND BENEFITS" SECTION OF THE PROSPECTUS:

Under your Ohio ARP plan, you, as participant, must use the VRU or Online Account Access to designate allocation percentages for your initial contribution and all future contributions among the investment options. Allocation percentages apply to contributions from any source and must be in whole numbers and be equal in total to 100%. If we receive your initial contribution before we receive your allocation instructions through the VRU or Online Account Access, or if your allocation percentages do not add up to 100%, then we will allocate all or a portion of your initial contribution to the EQ/Money Market option until we receive further allocation instructions from you. Also see "How contributions can be made" in the "Contract features and benefits" section of the prospectus for further information on allocation instructions.

Once contributions are allocated to the investment options they become part of your retirement account value. We discuss retirement account value under "Determining your retirement account value" in the prospectus.

THE FOLLOWING PARAGRAPH IS ADDED AFTER THE SEVENTH PARAGRAPH UNDER "TRANSFERRING YOUR RETIREMENT ACCOUNT VALUE" IN THE "TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS" SECTION OF THE PROSPECTUS:

The transfer restrictions described above will apply for transfers from the guaranteed interest option under your Ohio ARP contract.

THE FOLLOWING INFORMATION REPLACES THE FIRST AND THIRD SENTENCE OF THE FIRST PARAGRAPH UNDER "WITHDRAWALS AND TERMINATION" IN THE "ACCESSING YOUR MONEY" SECTION OF THE PROSPECTUS:

Subject to the terms of your employer's Ohio ARP plan, you, as participant, or your employer on your behalf, may make a written request to us for a withdrawal from the investment options with respect to your participation in your employer's Ohio ARP plan. You would not be able to make a withdrawal under an Ohio ARP plan until you sever from employment.

Subject to the terms of your employer's Ohio ARP plan, the payment arising from any withdrawal will be made to you as participant, unless you and we agree to pay another payee.

THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE OF THE THIRD PARAGRAPH UNDER "WITHDRAWALS AND TERMINATION" IN THE "ACCESSING YOUR MONEY" SECTION OF THE PROSPECTUS:

Subject to the terms of your employer's Ohio ARP plan, you, as participant, may terminate your Ohio ARP contract at any time.

THE FOLLOWING SENTENCE REPLACES THE THIRD SENTENCE OF THE FIRST PARAGRAPH UNDER "YOUR ANNUITY PAYOUT OPTIONS" IN THE "ACCESSING YOUR MONEY" SECTION OF THE
PROSPECTUS:

Subject to the terms of your employer's plan, you, as participant, under your Ohio ARP plan may choose from among the five different annuity payout options listed below.

THE FOLLOWING INFORMATION REPLACES THE SEVENTH BULLET POINT UNDER "EMPLOYER'S RESPONSIBILITIES" IN "THE MOMENTUM PLUS/SM/ PROGRAM" SECTION OF THE PROSPECTUS:

We are responsible for arranging to have our prospectuses distributed.

THE FOLLOWING INFORMATION REPLACES THE TENTH BULLET POINT UNDER "EMPLOYER RESPONSIBILITIES" IN "THE MOMENTUM PLUS/SM/ PROGRAM" SECTION OF THE PROSPECTUS:

If your employer has not established an interest rate under your Ohio ARP plan, then we are responsible for selecting interest rates. If loans are available under your Ohio ARP plan, then we will monitor default procedures.

THE FOLLOWING INFORMATION REPLACES THE LAST SENTENCE OF THE SECOND PARAGRAPH UNDER "ADOPTING THE MOMENTUM PLUS/SM/ PROGRAM" IN "THE MOMENTUM PLUS/SM/ PROGRAM" SECTION OF THE PROSPECTUS:

Your Ohio ARP contract application must be completed by you, as participant, not by your employer.

THE FOLLOWING INFORMATION IS ADDED AFTER THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER "CHARGES TO VARIABLE INVESTMENT OPTIONS" IN THE "CHARGES AND EXPENSES" SECTION OF THE PROSPECTUS.

For Ohio ARP contracts, we currently deduct Separate Account A charges daily at an annual rate of 0.90% for each variable investment option, of which 0.65% is for mortality and expense risks and 0.25% is for other expenses.

THE FOLLOWING INFORMATION REPLACES THE INFORMATION UNDER "CHARGE FOR PLAN RECORDKEEPING SERVICES" IN THE "CHARGES AND EXPENSES" SECTION OF THE PROSPECTUS:

We will not charge you, as participant, for recordkeeping services in connection with your Ohio ARP contract. In addition, the customary check writing fee is waived for your Ohio ARP contract. We reserve the right to assess these charges against your contract in the future. Any change in assessment of a charge for plan recordkeeping services or check writing fee will be fair and nondiscriminatory.

THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH UNDER "PLAN LOAN CHARGES" IN THE "CHARGES AND EXPENSES" SECTION OF THE PROSPECTUS:

If loans are available under your employer's Ohio ARP plan, you, as participant, are responsible for any loan charges incurred in connection with your Ohio ARP contract. We will give you 90 days' advance written notice of any increases in loan charge amounts and such increases will be fair and nondiscriminatory.

THE FOLLOWING INFORMATION REPLACES THE FOURTH PARAGRAPH UNDER "DISTRIBUTION OF THE DEATH BENEFIT" IN THE "PAYMENT OF DEATH BENEFIT" SECTION OF THE PROSPECTUS:

Subject to the terms of your employer's Ohio ARP plan, you, as participant, designate the beneficiary on the application or on a separate form to be completed at the time you apply for your contract. Your spouse must consent in writing to a designation of any non-spouse beneficiary, as explained in "Tax Information." We reserve the right to restrict the designation of a non-spouse beneficiary if you are married and under age 35.

If payments under an annuity payout option have not begun, the retirement account value will be transferred to the EQ/Money Market option on the date we receive due proof of your death, unless your employer, Ohio ARP Trustee or beneficiary, whichever applies, provides other instructions. All amounts are held in the EQ/Money Market option until your beneficiary requests a distribution or transfer.

Condensed Financial Information

--------------------------------------------------------------------------------


The unit values and number of units outstanding shown below as of December 31, 2018 are for contracts offered under SEPARATE ACCOUNT A with the same daily asset charge of 0.90%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2018.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.66 $113.13 $111.67 $130.28 $170.11 $183.20 $178.46 $199.82 $229.39 $200.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       2       4       3       3       3       3       2
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.51 $128.75 $129.31 $134.87 $148.34 $149.42 $151.95 $162.17 $170.65 $160.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $143.97 $189.25 $180.99 $211.38 $291.41 $297.64 $278.15 $339.81 $390.96 $327.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       9      12      15      17      16      16      17      18      18
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 73.12 $ 81.53 $ 81.02 $ 93.73 $124.77 $140.48 $139.88 $152.42 $181.87 $172.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $121.13 $135.74 $124.42 $140.78 $176.39 $183.05 $178.21 $192.13 $226.77 $205.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8       8       6       5       6       6       7       7       7       7
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.72 $123.01 $124.22 $128.74 $133.12 $135.37 $133.82 $136.50 $141.97 $138.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.20 $125.60 $123.59 $131.51 $143.67 $146.88 $144.61 $150.09 $161.86 $154.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       3       3       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $261.39 $288.71 $250.88 $290.84 $346.90 $349.58 $340.45 $352.51 $440.46 $383.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       6      10      12      13      11      11      11      11      10
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.64 $126.25 $103.93 $119.79 $139.51 $129.63 $122.89 $122.05 $152.77 $128.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       7       7       5       5       6       6       7       6       6
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $127.74 $134.27 $111.55 $129.86 $153.56 $141.26 $135.56 $135.34 $165.48 $136.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      11       3       3       4       4       5       6       6       6
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 85.32 $ 96.54 $ 91.62 $104.40 $136.11 $150.56 $149.76 $163.00 $197.00 $182.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       2       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2018. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.35 $111.55 $106.50 $120.04 $161.06 $177.31 $182.80 $191.14 $244.77 $235.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        16      15      12      10       7       9       9       8       7       7
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.08 $105.27 $ 99.31 $114.03 $149.69 $166.49 $158.36 $180.99 $204.22 $182.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        16      11      10       8       7       7       7       6       6       5
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.69 $137.98 $123.85 $145.59 $192.00 $210.96 $201.66 $235.17 $261.78 $224.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9       5       4       5       7       7       8       8       8       6
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $185.70 $202.78 $196.64 $212.01 $237.66 $242.66 $238.35 $248.87 $273.88 $258.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       6       6       8      12      13      12      12      11       9
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.62 $136.66 $128.72 $142.26 $168.88 $173.67 $169.88 $180.59 $205.63 $189.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        29      18      12      12       8       7       7       6       6       6
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $166.93 $220.99 $218.13 $249.86 $342.12 $351.16 $337.88 $376.97 $458.28 $418.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       3       3       3       3       4       4       4       5
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.96 $116.19 $108.38 $129.35 $178.27 $183.38 $184.04 $183.99 $229.00 $226.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       4       5       6      10      12      11      11       7       6
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.29 $101.33 $ 90.80 $105.13 $142.40 $144.12 $133.49 $165.18 $182.90 $157.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.45 $173.65 $158.84 $171.19 $235.04 $231.27 $216.60 $205.36 $260.30 $253.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3      10      13      17      17      12      10       8       7       8
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.84 $128.52 $131.03 $146.18 $184.38 $197.01 $217.73 $230.48 $307.42 $295.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       2       3       2       2       2       5       7       6
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.01 $141.96 $148.19 $154.67 $151.74 $153.96 $151.59 $154.64 $156.68 $154.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       3       5       4       4       4       4       3       3
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.86 $132.65 $110.84 $122.33 $179.16 $172.91 $161.00 $174.48 $215.03 $202.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1      --
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $148.28 $182.96 $164.97 $190.90 $270.01 $253.90 $218.57 $271.27 $299.20 $257.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       1       1       1       1      --       1      --      --      --
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2018. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $157.97 $175.79 $168.80 $190.08 $259.45 $282.06 $262.33 $306.68 $328.58 $299.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6      15      23      29      32      28      26      28      24      21
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.74 $122.49 $126.25 $146.89 $191.81 $210.07 $212.16 $227.96 $283.38 $267.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      11       5       5       5       5       6       6       6       5
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $165.98 $191.06 $190.83 $218.60 $286.97 $318.67 $315.63 $349.36 $417.10 $389.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      11       9       8       7       7       7       7       7       6
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.40 $116.78 $121.28 $123.99 $120.91 $122.72 $122.14 $122.72 $123.39 $122.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       2       1       1       1       1       1       2       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $183.42 $208.43 $210.20 $240.04 $312.84 $350.25 $349.87 $385.70 $462.67 $435.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7       7       4       5       6       7       7       9      12      14
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.54 $121.72 $125.93 $129.44 $125.05 $125.03 $119.19 $118.92 $123.33 $120.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       6       8       6       5       5       6       6       6
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $165.19 $171.04 $178.93 $179.04 $174.52 $175.60 $174.77 $173.98 $173.00 $172.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.91 $129.89 $112.99 $130.18 $156.71 $144.58 $140.22 $142.01 $173.42 $145.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8       5       3       3       2       4       4       4       4       4
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.30 $105.39 $102.37 $120.13 $160.76 $173.52 $161.31 $187.63 $219.38 $190.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       4       6       6       4       4
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $101.41 $112.88 $106.01 $121.92 $164.06 $185.96 $180.08 $216.88 $253.02 $212.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       2       2       1       2       3       3       5      12      20
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.69 $ 78.93 $ 80.07 $ 91.03 $119.52 $132.94 $138.15 $145.60 $186.46 $180.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --       1       1       2       4       5       7       8       8
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 53.26 $ 60.50 $ 59.76 $ 69.05 $ 90.04 $100.49 $ 95.17 $109.86 $123.03 $111.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8       3       2       1       2       2       3       3       3       3
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.11 $151.63 $134.16 $159.14 $179.23 $168.73 $167.54 $169.32 $221.59 $199.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       9      18      26      30      27      28      31      34      37
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2018. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.16 $119.83 $115.90 $134.47 $176.67 $190.82 $183.70 $218.30 $249.83 $218.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8       4       3       3       4       6       8      12      15      17
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $142.03 $140.88 $139.62 $138.36 $137.11 $135.88 $134.65 $133.45 $132.78 $133.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        21      17      18      18      21      20      25      20      19      19
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.46 $111.38 $110.17 $110.81 $109.90 $108.82 $107.54 $108.70 $109.76 $109.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       5       2       3       5       4       4       3       3       2
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $172.52 $182.03 $183.03 $186.20 $180.32 $183.88 $182.64 $183.13 $184.01 $182.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.11 $164.72 $156.72 $179.44 $244.43 $253.98 $240.19 $286.90 $324.16 $284.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       2       1       1       1       1       1       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.88 $108.29 $105.23 $124.02 $169.52 $182.51 $199.36 $200.22 $264.63 $258.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5      18      31      40      42      35      34      32      32      33
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.49 $117.08 $112.75 $126.12 $169.40 $192.12 $187.67 $204.86 $246.23 $211.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.31 $100.86 $ 93.90 $106.28 $144.50 $158.47 $163.31 $167.41 $216.27 $213.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       3       3       2       2       2       2       1
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $135.05 $142.14 $149.04 $155.78 $150.75 $154.99 $153.79 $156.43 $159.68 $157.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       4       4       3       4       4       4       4
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.40 $122.48 $111.81 $127.92 $177.69 $184.65 $180.20 $190.69 $239.36 $223.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       2       4       4       4       4
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $128.24 $158.75 $136.35 $155.14 $208.47 $217.62 $203.69 $240.37 $260.30 $225.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.59 $122.00 $115.08 $129.35 $173.81 $195.59 $206.03 $222.44 $306.69 $310.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       3       4       6       6       6       7       7       7
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.68 $103.90 $100.06 $109.93 $124.27 $126.80 $123.26 $129.03 $142.33 $134.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       2       3       3      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2018. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------------
                                          2009   2010    2011   2012    2013    2014    2015    2016    2017    2018
----------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                            $91.54 $101.54 $96.70 $108.15 $127.64 $131.59 $127.75 $135.99 $155.55 $144.67
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --       1      --       3       3       3
----------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                            $89.69 $100.20 $94.68 $107.07 $129.72 $134.33 $130.41 $139.61 $162.94 $149.89
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --      --       1       1      --
----------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                            $87.37 $ 98.09 $91.83 $105.04 $130.35 $135.35 $131.15 $141.26 $167.57 $152.79
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      1      --      --      --      --       1       1       1
----------------------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                            $87.37 $ 98.09 $91.83 $105.04 $130.35 $135.35 $  9.32 $ 10.12 $ 12.21 $ 11.04
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      1      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------







  MOMENTUM PLUS/SM/ is a service mark of AXA Equitable Life Insurance Company
                               (AXA Equitable).
 Distributed by its affiliate, AXA Advisors, LLC, 1290 Avenue of the Americas,
                              New York, NY 10104


  Copyright 2019 AXA Equitable Life Insurance Company -- All rights reserved


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statement of Additional Information.

         (b)    Exhibits.

                The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1.     Board of Directors Resolutions.

                (a) Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States Company ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 33-58950 on April 29, 1996.


                (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 33-58950 on April 29, 1996.

         2.     Custodial Agreements. Not applicable.

         3.     Underwriting Contracts.

                (a) Distribution and Servicing Agreement dated as of May 1, 1994 among EQ Securities, Inc. (now AXA Advisors, LLC), Equitable Life Assurance Society of the United States and Equitable Variable Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-4, (File No. 2-30070), refiled electronically on July 10, 1998.

                (b) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement (File No. 33-58950) on April 19, 2001.

                (c) Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement (File No. 33-58950) on April 19, 2001.

                (d) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

                (d)(i) First Amendment dated as of January 1, 2003 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

                (d)(ii)Second Amendment dated as of January 1, 2004 to General
                       Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

               (d)(iii)Third Amendment dated as of July 19, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (d)(iv)Fourth Amendment dated as of November 1, 2004 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

                (d)(v) Fifth Amendment dated as of November 1, 2006, to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

                (d)(vi)Sixth Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

               (d)(vii)Seventh Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(r), filed on April 20, 2009.

              (d)(viii)Eighth Amendment dated as of November 1, 2008, to
                       General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(s), filed on April 20, 2009.

                (d)(ix)Ninth Amendment dated as of November 1, 2011 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                (d)(x) Tenth Amendment dated as of November 1, 2013, to General
                       Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

                (d)(xi)Eleventh Amendment dated as of November 1, 2013, to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

               (d)(xii)Twelfth Amendment dated as of November 1, 2013, to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

              (d)(xiii)Thirteenth Amendment dated as of October 1, 2014 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

               (d)(xiv)Fourteenth Amendment dated as of August 1, 2015 to
                       General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

                (d)(xv)Sixteenth Amendment dated May 1, 2016 to the General
                       Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

               (d)(xvi)Seventeenth Amendment to General Agent Sales Agreement,
                       dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC, ("General Agent") incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on
                       April 17, 2018.

              (d)(xvii)Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC ("General Agent") incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on
                       April 17, 2018.

                (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit
                       No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit
                       No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                (g) Broker-Dealer and General Agent Sales Agreement dated as of March 15, 2016 between AXA Distributors, LLC, AXA Advisors, LLC and AXA Network, LLC, is incorporated herein by reference to Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

         4.     Contracts. (Including Riders and Endorsements)

                (a) Form of group annuity contract for IRC Section 401(a) Plans, previously filed with this Registration Statement No. 33-58950 on March 2, 1993, refiled electronically on August 19, 1998.

                (a)(1) Form of Variation of Exhibit 4(a) for use in connection with the Ohio Alternative Retirement Program, previously filed with this Registration Statement File No. 33-58950 on November 25, 1998.

                (b) Form of Group Annuity Contract between Equitable and Aurora Health Care, Inc. with respect to adding 403(b) Plans, previously filed with this Registration Statement No. 33-58950 on March 24, 1995, refiled electronically on August 19, 1998.

                (c) Form of Momentum Plus 457 group annuity contract, previously filed with this Registration Statement No. 33-58950 on July 12, 1996.

                (d) Form of Endorsement to group annuity contract for contribution sources, incorporated herein by reference to Registration Statement (file No. 33-47949) on Form N-4, filed on April 21, 2006.

                (e) Form of endorsement to group annuity contract for transfer rules (Form No. PF 2007MKT) incorporated herein by reference to Exhibit (4)(c) to Registration Statement File No. 33-47949 on Form N-4 on April 21, 2008.

         5.     Applications.

                (a) Form of application, previously filed with this Registration Statement No. 33-58950 on March 2, 1993, refiled electronically on August 19, 1998.

                (b) Form of Variation of Exhibit 5 for use in connection with Ohio Alternative Retirement Program, previously filed with this Registration Statement, File
                       No. 33-58950 on November 25, 1998.

         6.     Depositor's Certificate of Incorporation and By-Laws.

                (a) Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed on April 24, 2012.

                (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File
                       No. 333-05593), filed on April 20, 2006.

         7.     Reinsurance Contracts. Not applicable.

         8.     Participation Agreements.

                (a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

                (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

                (a)(ii)Amendment No. 2, dated July 9, 2004, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

               (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iv)Amendment No. 4, dated May 1, 2005, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

                (a)(v) Amendment No. 5, dated September 30, 2005, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

                (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

               (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

              (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

                (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

                (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

                (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                       Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

               (a)(xii)Amendment No. 12, dated September 29, 2009, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

              (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

               (a)(xiv)Amendment No. 14, dated December 15, 2010, to the
                       Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xv)Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

               (a)(xvi)Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

              (a)(b)(i)Second Amended and Restated Participation Agreement
                       among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(ii)Amendment No. 1 dated as of June 4, 2013 to the Second
                       Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

            (a)(b)(iii)Amendment No. 2 dated as of October 21, 2013 to the
                       Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(iv)Amendment No. 3, dated as of April 4, 2014 ("Amendment
                       No. 3"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

              (a)(b)(v)Amendment No. 4, dated as of June 1, 2014 ("Amendment
                       No. 4"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

             (a)(b)(vi)Amendment No. 5, dated as of July 16, 2014 ("Amendment
                       No. 5"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") "), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

            (a)(b)(vii)Amendment No.6, dated as of April 30, 2015 ("Amendment
                       No. 6"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

           (a)(b)(viii)Amendment No. 7 dated as of December 21, 2015
                       ("Amendment No. 7"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on February 11, 2016.

             (a)(b)(ix)Amendment No. 8 dated as of December 9, 2016 ("Amendment
                       No. 8"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on January 31, 2017.

              (a)(b)(x)Amendment No. 9 dated as of May 1, 2017 ("Amendment
                       No. 9") to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

             (a)(b)(xi)Amendment No. 10 dated as of November 1, 2017
                       ("Amendment No. 10") to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

            (a)(b)(xii)Amendment No. 11 dated as of July 12, 2018 to the Second
                       Amended and Restated Participation Agreement among EQ Advisor Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1a (File No. 333-17217) filed on July 31, 2018.

                (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

                (b)(i) Amendment No. 1, dated as of August 1, 2003 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

                (b)(ii)Amendment No. 2, dated as of May 1, 2006 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

               (b)(iii)Amendment No. 3, dated as of May 25, 2007 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

                (b)(iv)Amended and Restated Participation Agreement among the
                       Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

                (b)(v) Amendment No. 1 dated as of October 21, 2013, to the
                       Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

                (b)(vi)Amendment No. 2, dated as of April 18, 2014 ("Amendment
                       No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

               (b)(vii)Amendment No. 3, dated as of July 8, 2014 ("Amendment
                       No. 3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

              (b)(viii)Amendment No. 4, dated as of December 10, 2014
                       ("Amendment No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

                (b)(ix)Amendment No. 5 dated as of September 26, 2015
                       ("Amendment No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on January 31, 2017.

         9.     Legal Opinion.

                Opinion and Consent of Shane Daly, Esq., Vice-President and Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

         10.    Other Opinions.

                (a)    Consent of PricewaterhouseCoopers LLP, filed herewith.

                (b)    Powers of Attorney, filed herewith.

         11.    Omitted Financial Statements. Not applicable.

         12.    Initial Capital Agreements. Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.



NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Burberl                 Director
AXA
25, Avenue Matignon
75008 Paris, France

Gerald Harlin                  Director
AXA
21, Avenue Matignon
75008 Paris, France

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

Bertrand Poupart-Lafarge       Director
AXA France
313 Terrasse de l'Arche
92727 Nanterre Cedex, France

Karima Silvent                 Director
AXA
25, Avenue Matignon
75008 Paris, France

George Stansfield              Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill         Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer and Director

OTHER OFFICERS

*Nicholas B. Lane              President

*Dave S. Hattem                Senior Executive Director, General Counsel and
                               Secretary

*Jeffrey J. Hurd               Senior Executive Director and Chief Operating
                               Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Marine de Boucaud             Managing Director and Chief Human
                               Resources Officer

*Kermitt J. Brooks             Managing Director and Deputy General Counsel

*Michael B. Healy              Managing Director and Chief Information Officer

*Andrea M. Nitzan              Managing Director, Chief Accounting Officer and
                               Controller

*Andrienne Johnson             Managing Director and Chief Transformation
                               Officer

*Kevin Molloy                  Managing Director and Investor Relations Officer

*Keith Floman                  Managing Director and Deputy Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Nicholas Huth                 Managing Director, Associate General Counsel
                               and Chief Compliance Officer

*William Eckert                Managing Director

*Kathryn Ferrero               Managing Director and Chief Marketing Officer

*William MacGregor             Managing Director and Associate General Counsel

*Paul Hance                    Managing Director and Chief Actuary

*David W. Karr                 Managing Director

*Dominique Baede               Managing Director

*Christina Banthin             Managing Director and Associate General Counsel

*Mary Jean Bonadonna           Managing Director

*Eric Colby                    Managing Director

*Graham Day                    Managing Director

*Matthew Drummond              Managing Director

*Ronald Herrmann               Managing Director

*Steven M. Joenk               Managing Director and Chief Investment Officer

*David Kahal                   Managing Director

*Kevin M. Kennedy              Managing Director

*Kenneth Kozlowski             Managing Director

*Susan La Vallee               Managing Director

*Barbara Lenkiewicz            Managing Director

*Carol Macaluso                Managing Director

*James Mellin                  Managing Director

*Hillary Menard                Managing Director

*Yogita R. Naik                Managing Director

*Prabha ("Mary") Ng            Managing Director

*James O'Boyle                 Managing Director

*Robin M. Raju                 Managing Director

*Anthony F. Recine             Managing Director and Chief Auditor

*Trey Reynolds                 Managing Director

*Steven I. Rosenthal           Managing Director

*Theresa Trusskey              Managing Director

*Marc Warshawsky               Managing Director

*Melisa Waters                 Managing Director

*Antonio Di Caro               Managing Director

*Glen Gardner                  Managing Director

*Shelby Holklister-Share       Managing Director

*Manuel Prendes                Managing Director

*Aaron Sarfatti                Managing Director and Chief Risk Officer

*Stephen Scanlon               Managing Director

*Samuel Schwartz               Managing Director

*Michael Simcox                Managing Director

*Mia Tarpey                    Managing Director

*Yun ("Julia") Zhang           Managing Director and Treasurer

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. (the "Holding Company").

         Set forth below is the subsidiary chart for the Holding Company:

         (a) The AXA Equitable Holdings, Inc. - Subsidiary Organization Chart:
Q1-2019 is incorporated herein by reference to Exhibit 26(a) to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

Item 27. Number of Contractowners

         As of March 31, 2019, there were 2,355 Qualified Contract Owners and 0 Non-Qualified Contract Owners offered by the registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

                The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

                7.4    Indemnification of Directors, Officers and Employees.

                       (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                              (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                              (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                              (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                       (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726 Insurance Law ss. 1216)

                       The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Sombo (Endurance Specialty Insurance Company), U.S. Specialty Insurance, ACE (Chubb), Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, CAN, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, CODA (Chubb) and ARGO RE Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

                       To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

         (c)    Undertaking

                       Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, an affiliate of AXA Equitable and MONY Life Insurance Company of America, is a principal underwriter for Separate Accounts 49, 70 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Account A, MONY America Variable Account K and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL
BUSINESS ADDRESS                   POSITIONS AND OFFICES WITH UNDERWRITER
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*Frank Massa                       Director and President

*Aaron Sarfatti                    Director

*Ralph E. Browning, II             Chief Privacy Officer

*Mary Jean Bonadonna               Chief Risk Officer

*Stephen Lank                      Chief Operating Officer

*Patricia Boylan                   Broker Dealer Chief Compliance Officer

*Yun ("Julia") Zhang               Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Page Pennell                      Vice President

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*James Mellin                      Chief Sales Officer

*Nicholas J. Gismondi              Vice President and Controller

*James O'Boyle                     Senior Vice President

*Claire A. Comerford               Vice President

*Kathryn Ferrero                   Vice President

*Prabha ("Mary") Ng                Chief Information Security Officer

*Robert Matricarsdi                Assistant Vice President and Chief
                                   Financial Planning Officer

*Joshua Katz                       Vice President

*Christopher LaRussa               Investment Advisor Chief Compliance Officer

*Christian Cannon                  Vice President and General Counsel

*Samuel Schwartz                   Vice President

*Dennis Sullivan                   Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

*Francesca Divone                  Secretary

* Principal Business Address:
1290 Avenue of the Americas, NY, NY 10104

        (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY, 10020 and 500 Plaza Drive, Secaucus,
NJ 07096.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Equitable represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the Contract.

         Although 403(b) Contracts are not currently offered under this Registration Statement, they may be in the future. In such event, the Registrant hereby represents that it intends to rely on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraph (1)-(4) of that letter.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 16th day of April, 2019.

                               SEPARATE ACCOUNT A OF
                               AXA EQUITABLE LIFE INSURANCE COMPANY
                                           (Registrant)

                               By:  AXA Equitable Life Insurance Company
                                           (Depositor)

                               By:  /s/ Shane Daly
                                    --------------------------------------------
                                    Shane Daly
                                    Vice President and Associate General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 16th day of April, 2019.

                               AXA EQUITABLE LIFE INSURANCE COMPANY
                                            (Depositor)

                               By:  /s/ Shane Daly
                                    --------------------------------------------
                                    Shane Daly
                                    Vice President and Associate General Counsel

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer
                               and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Thomas Buberl                 Mark Pearson
Gerald Harlin                 Karima Silvent
Bertrand Poupart-Lafarge      Charles G.T. Stonehill
Daniel G. Kaye                George Stansfield
Kristi A. Matus

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      April 16, 2019

                                 EXHIBIT INDEX

EXHIBIT NO.                                         TAG VALUE
-----------                                         ---------

9            Opinion and Consent of Counsel         EX-99.9

10(a)        Consent of PricewaterhouseCoopers LLP  EX-99.10a

10(b)        Powers of Attorney                     EX-99.10b